REGISTRATION NO. 333-_____
==============================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
     |_| PRE-EFFECTIVE AMENDMENT NO. __ |_| POST-EFFECTIVE AMENDMENT NO. __


                        (CHECK APPROPRIATE BOX OR BOXES)

                         THE INFINITY MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 (614) 470-8000
                        (AREA CODE AND TELEPHONE NUMBER)

                     3435 STELZER ROAD, COLUMBUS, OHIO 43219
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: NUMBER,
                         STREET, CITY, STATE, ZIP CODE)

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              ROBERT L. TUCH, ESQ.
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

                                    COPY TO:

                             STUART H. COLEMAN, ESQ.
                          STROOCK & STROOCK & LAVAN LLP
                                 180 MAIDEN LANE
                          NEW YORK, NEW YORK 10038-4982

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement is declared effective.

TITLE OF SECURITIES BEING REGISTERED: Registrant is registering shares of common stock, par value $.001 per share. No filing fee is required because Registrant previously registered an indefinite number of shares on Form N-1A (Registration Nos. 33-34080, 811-06076) pursuant to Section 24(f) of the Investment Company Act of 1940.

     It is proposed that this filing will become effective on October 19, 1998 pursuant to Rule 488.

                         THE INFINITY MUTUAL FUNDS, INC.

                                    Form N-14

                              Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.                               PROSPECTUS/PROXY
------------------                               STATEMENT CAPTION
                                                 ------------------
PART A

Item 1.   Beginning of Registration Statement    Cover Page
          and Outside Front Cover Page of
          Prospectus

Item 2.   Beginning and Outside Back Cover       Cover Page
          Page of Prospectus

Item 3.   Synopsis Information and Risk          Summary
          Factors

Item 4.   Information About the Transaction      Letter to Stockholders;
                                                 Summary; Reasons for the
                                                 Exchange; Information About
                                                 the Exchange

Item 5.   Information About the Registrant       Letter to Stockholders;
                                                 Information About Each Fund

Item 6.   Information About the Company          Letter to Stockholders;
          Being Acquired                         Information About Each Fund

Item 7.   Voting Information                     Letter to Stockholders; Voting
                                                 Information

Item 8.   Interest of Certain Persons and        Additional Information About
          Experts                                the DG Funds and ISG Funds;
                                                 Financial Statements and
                                                 Experts

Item 9.   Additional Information Required        Not Applicable
          for Reoffering by Persons Deemed
          to be Underwriters


                                                 Statement of Additional
                                                 INFORMATION CAPTION
PART B                                           ------------------------
------

Item 10.  Cover Page                             Statement of Additional
                                                 Information Cover Page

Item 11.  Table of Contents                      Not Applicable

Item 12.  Additional Information about the       Statements of Additional
                                                 Information Registrant of the
                                                 ISG Funds1

Item 13.  Additional Information about the       Statement of Additional
          Company being Acquired                 Information of the DG Funds2

Item 14.  Financial Statements                   Statement of Additional
                                                 Information

PART C

Item 15.  Indemnification

Item 16.  Exhibits

Item 17.  Undertakings

--------------------

1 Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A (File No. 33-34080).

2 Incorporated herein by reference to the Registration Statement of the DG Funds on Form N-1A (File No. 33-46431).

                               DG INVESTOR SERIES
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7010

Dear Shareholder:

          As a shareholder of one or more of the DG Investor Series listed below (collectively, the "DG Funds"), you are entitled to vote on the proposals described below and in the enclosed materials.

          As you may know, Deposit Guaranty Corp. completed a merger with and into First American Corporation on May 1, 1998. As a result, the new organization has since taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Currently, ParkSouth Corporation provides investment advisory services to the DG Funds. First American National Bank, a wholly-owned subsidiary of First American Corporation, currently provides investment advisory services to the AmeriStar Portfolios of The Infinity Mutual Funds, Inc., which are to be renamed the ISG Funds (the "ISG Funds").

          As the next step in the consolidation process, we are asking you to consider and approve a proposed Agreement and Plan of Reorganization for your DG Fund. The Plan of Reorganization provides that each DG Fund listed below will transfer all of its assets and liabilities to the corresponding ISG Fund identified opposite its name in exchange for shares of such ISG Fund:

DG FUNDS                                    ISG FUNDS
DG Equity Fund                              ISG Large Cap Equity Portfolio
DG Government Income Fund                   ISG Government Income Portfolio
DG International Equity Fund                ISG International Equity
                                              Portfolio
DG Limited Term Government                  ISG Limited Duration U.S.
  Income Fund                                 Government Portfolio
DG Municipal Income Fund                    ISG Municipal Income Portfolio
DG Opportunity Fund                         ISG Small Cap Opportunity Portfolio
DG Prime Money Market Fund                  ISG Prime Money Market Portfolio
DG Treasury Money Market Fund               ISG U.S. Treasury Money Market
                                              Portfolio

          Each DG Fund then will distribute all the ISG Fund shares received in the exchange to its shareholders. Each shareholder will receive for his or her DG Fund shares a number of corresponding ISG Fund shares equal to the value of such DG Fund shares as of the date of the exchange.

          DG Fund shareholders may benefit from the reorganization because the expense ratio of each ISG Fund will be lower than or equal to that of its corresponding DG Fund, while the investment objective, management policies, investment advisory personnel and shareholder services of each ISG Fund will remain substantially similar to those of its corresponding DG Fund. The reorganization will be tax free and will not involve any sales loads, commissions or transaction charges.

          We are also asking you to approve your DG Fund's current investment advisory agreement with ParkSouth Corporation and, if you are a shareholder of DG International Equity Fund or DG Opportunity Fund, the current sub-investment advisory agreement between ParkSouth Corporation and the respective sub-adviser to those DG Funds. These agreements became effective as of the date Deposit Guaranty Corp. merged with First American Corporation--May 1, 1998--and will remain in effect, if approved by shareholders, until the relevant DG Fund's reorganization.

          Further information about the proposals is contained in the enclosed materials. Please take the time to review carefully the enclosed materials and then vote by completing, dating, signing and returning EACH enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.

THE BOARD MEMBERS OF THE DG INVESTOR SERIES HAVE APPROVED THE PROPOSED REORGANIZATION AND ADVISORY AGREEMENTS AND RECOMMEND THAT SHAREHOLDERS VOTE IN FAVOR OF THE PROPOSALS AS WELL. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED BEFORE DECEMBER 11, 1998.

          If you have any questions after considering the enclosed materials, please call toll-free 1-800-________.


                                                Sincerely,


                                                Edward C. Gonzales
                                                President, DG Investor Series

October 16, 1998

Preliminary Copy

                               DG INVESTOR SERIES


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 11, 1998


To the Shareholders:

          A Special Meeting of Shareholders of each series (collectively, the "DG Funds") of DG Investor Series (the "Trust") will be held at the Trust's principal place of business located at 5800 Corporate Drive, Pittsburgh, Pennsylvania, on Friday, December 11, 1998 at 10:00 a.m. (Eastern time), for the following purposes:

                EACH DG FUND WILL VOTE SEPARATELY ON PROPOSAL ONE

          1. To approve or disapprove an Agreement and Plan of Reorganization pursuant to which each DG Fund listed below will transfer all of its assets and liabilities solely in exchange (the "Exchange") for Class A Shares and Trust Shares of the corresponding ISG Fund identified opposite its name:

DG FUNDS                            SG FUNDS

DG Equity Fund                      ISG Large Cap Equity Portfolio
DG Government Income Fund           ISG Government Income Portfolio
DG International Equity Fund        ISG International Equity
                                      Portfolio
DG Limited Term Government          ISG Limited Duration U.S.
  Income Fund                         Government Portfolio
DG Municipal Income Fund            ISG Municipal Income Portfolio
DG Opportunity Fund                 ISG Small Cap Opportunity Portfolio
DG Prime Money Market Fund          ISG Prime Money Market Portfolio
DG Treasury Money Market Fund       ISG U.S. Treasury Money Market
                                      Portfolio

Each DG Fund will distribute the Class A Shares or Trust Shares, as applicable, of the corresponding ISG Fund received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the DG Fund held by such shareholders as of the date of the Exchange, after which the DG Fund will be terminated as a series of the Trust.

                EACH DG FUND WILL VOTE SEPARATELY ON PROPOSAL TWO

          2. To approve or disapprove a new Investment Advisory Contract between the Trust, on behalf of each DG Fund, and ParkSouth Corporation ("ParkSouth"), the terms of which are identical in all material respects to the prior investment advisory agreement for the DG Funds. The new Investment Advisory Contract was approved by the Board of Trustees, effective as of the date of the merger (the "Merger") of Deposit Guaranty Corp., the former ultimate corporate parent of the DG Funds' investment adviser, ParkSouth, with and into First American Corporation.

                 DG OPPORTUNITY FUND AND DG INTERNATIONAL EQUITY
              FUND ONLY WILL EACH VOTE SEPARATELY ON PROPOSAL THREE

          3 (A). To approve or disapprove a new Sub-Investment Advisory Agreement between Womack Asset Management, Inc., the present sub-adviser to the DG Opportunity Fund, and ParkSouth, on behalf of the DG Opportunity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for DG Opportunity Fund; and

          (B). To approve or disapprove a new Sub-Investment Advisory Agreement between Lazard Asset Management, the present sub-adviser to the DG International Equity Fund, and ParkSouth, on behalf of the DG International Equity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for DG International Equity Fund.

          The new Sub-Investment Advisory Agreements were approved by the Board of Trustees, effective as of the date of the Merger.

          4. To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

          Shareholders of record at the close of business on October 15, 1998 will be entitled to receive notice of and to vote at the meeting.

                                        By Order of the Board of Trustees


                                        John W. McGonigle,
                                        Executive Vice President and
                                        Secretary

October 19, 1998

==============================================================================
WE NEED YOUR PROXY VOTE IMMEDIATELY

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS OF A DG FUND WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE YOUR DG FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN EACH ENCLOSED PROXY CARD IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.
==============================================================================

Preliminary Copy                                           October 19, 1998

                           PROSPECTUS/PROXY STATEMENT

                         TRANSFER OF THE ASSETS OF EACH

                                     DG FUND


                TO AND IN EXCHANGE FOR SHARES OF A CORRESPONDING

                                    ISG FUND

          AND RATIFICATION AND APPROVAL OF CERTAIN ADVISORY AGREEMENTS

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of DG Investor Series (the "Trust") on behalf of each of its series (each, a "DG Fund" and, collectively, the "DG Funds") to be used at the Special Meeting of Shareholders (the "Meeting") of each DG Fund to be held on Friday, December 11, 1998 at 10:00 a.m., (Eastern time), at the Trust's principal place of business located at 5800 Corporate Drive, Pittsburgh, Pennsylvania, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on October 15, 1998 (each, a "Shareholder" and, collectively, the "Shareholders") are entitled to receive notice of and to vote at the Meeting.

          It is proposed that each DG Fund transfer all of its assets, subject to liabilities, to a corresponding ISG Fund (each, an "ISG Fund" and, collectively, the "ISG Funds"), as follows:

DG FUNDS                                         ISG FUNDS

DG Equity Fund                           ISG Large Cap Equity Portfolio
DG Government Income Fund                ISG Government Income Portfolio
DG International Equity Fund             ISG International Equity
                                           Portfolio
DG Limited Term Government               ISG Limited Duration U.S.
  Income Fund                              Government Portfolio
DG Municipal Income Fund                 ISG Municipal Income Portfolio
DG Opportunity Fund                      ISG Small Cap Opportunity Portfolio
DG Prime Money Market Fund               ISG Prime Money Market Portfolio
DG Treasury Money Market Fund            ISG U.S. Treasury Money Market
                                           Portfolio

Such transfer will be in exchange (the "Exchange") for Class A Shares and Trust Shares (collectively, the "ISG Shares") of the corresponding ISG Fund, all as more fully described herein. Upon completion of the Exchange, the ISG Shares received by a DG Fund will be distributed to its Shareholders, with each Shareholder receiving a pro rata distribution of ISG Shares (or fractions thereof) for DG Fund shares held prior to the Exchange. Thus, it is contemplated that each holder of DG Fund shares will receive a number of ISG Shares of the corresponding ISG Fund (or fractions thereof) equal in value to the aggregate net asset value of such DG Fund shares as of the date of the Exchange.

          The Meeting also is being called to permit Shareholders of each DG Fund to approve or disapprove a new Investment Advisory Contract (the "New Advisory Contract") between the Trust, on behalf of each DG Fund, and ParkSouth Corporation ("ParkSouth"). In addition, shareholders of the DG Opportunity Fund will be asked to approve or disapprove a new Sub-Investment Advisory Agreement between ParkSouth and Womack Asset Management, Inc. ("Womack Management"); and shareholders of the DG International Equity Fund will be asked to approve or disapprove a new Sub-Investment Advisory Agreement between ParkSouth and Lazard Asset Management ("Lazard"). The new Sub-Investment Advisory Agreements are collectively referred to as the "New Sub- Advisory Agreements," and each may individually be referred to as a "New Sub-Advisory Agreement." Consideration of the New Advisory Contract and the New Sub-Advisory Agreements has been made necessary by the merger (the "Merger") of Deposit Guaranty Corp., the ultimate corporate parent of ParkSouth prior to the Merger, with and into First American Corporation. The New Advisory Contract and the New Sub-Advisory Agreements took effect on the date that the Merger was consummated---May 1, 1998--and will continue, if approved by Shareholders, until the relevant DG Fund's reorganization, referred to above.

          If a Proposal is approved by one or more DG Funds, and disapproved by the other DG Funds, the Proposal will be implemented only for each DG Fund that approved the Proposal.

                       ----------------------------------

          This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely information about the ISG Funds that Shareholders should know before voting on the proposal to reorganize their DG Fund or receiving ISG Shares.

          A Statement of Additional Information dated October __, 1998, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference in its entirety. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the ISG Funds and the DG Funds. For a free copy of the Statement of Additional Information, write to the relevant ISG Fund at its principal executive offices located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call 1-800-852-0045.

-------------------------------------------------------------------------------

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE AND ARE NOT GUARANTEED.

AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

          The DG Funds are separate series of the Trust, an open-end management investment company. The ISG Funds are separate series of The Infinity Mutual Funds, Inc. (the "Company"), an open-end management investment company. Each ISG Fund, except ISG Limited Duration U.S. Government Portfolio, ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio (collectively, the "Pre-Existing ISG Funds"), is a newly organized series of the Company (collectively, the "New ISG Funds"). The investment objective, management policies and investment restrictions of each ISG Fund are substantially similar to those of its corresponding DG Fund. A description of each DG Fund and its corresponding ISG Fund and certain other information about the Exchange is set forth in Appendix A to this Prospectus/Proxy Statement.

          Accompanying this Prospectus/Proxy Statement are:

          o    The Prospectus of the ISG Funds, dated October __, 1998.

          o The Annual Report and Semi-Annual Report of the Pre-Existing ISG Funds for the year ended December 31, 1997 and the six month period ended June 30, 1998, respectively.

Each New ISG Fund recently has been organized for the purpose of continuing the investment operations of the corresponding DG Fund, and has no assets or prior history of investment operations. FOR FREE COPIES OF THE CURRENT PROSPECTUS OF THE RELEVANT DG FUND AND THE CURRENT ANNUAL REPORT OF THE RELEVANT DG FUND, WRITE TO THE TRUST AT ITS PRINCIPAL EXECUTIVE OFFICES, LOCATED AT 5800 CORPORATE DRIVE, PITTSBURGH, PENNSYLVANIA 15237- 7010, OR CALL 1-800-530-7377.

          Shareholders are entitled to one vote for each DG Fund share held and fractional votes for each fractional DG Fund share held. DG Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed form of proxy is executed and returned, it nevertheless may be revoked by giving another proxy or by letter or telegram directed to the Trust, which must indicate the Shareholder's name and account number. To be effective, such revocation must be received before the Meeting. Also, any Shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given.

          Proxy materials will be mailed to Shareholders of record on or about October 19, 1998.

                                TABLE OF CONTENTS
                                                                        PAGE

PROPOSAL ONE
Summary.................................................................
Comparison of DG Funds and ISG Funds....................................
Reasons for the Exchange................................................
Information about the Exchange..........................................
Required Vote and Board's Recommendation................................
Additional Information about the DG Funds
  and ISG Funds.........................................................
Financial Statements and Experts........................................
PROPOSALS TWO AND THREE
Introduction............................................................
Proposal 2 -- Ratification and Approval or Disapproval
  of a New Advisory Contract............................................
Proposal 3(A) -- Ratification and Approval or Disapproval
  of a New Sub-Advisory Agreement (DG Opportunity
  Fund Only)............................................................
Proposal 3(B) -- Ratification and Approval or Disapproval
  of a New Sub-Advisory Agreement (DG International
  Equity Fund Only).....................................................
ADDITIONAL VOTING INFORMATION...........................................
OTHER MATTERS...........................................................
NOTICE TO BANKS, BROKER/DEALERS AND
  VOTING TRUSTEES AND THEIR NOMINEES....................................
Appendix A:  Descriptions of the
  DG Funds and ISG Funds................................................ A-1
Appendix B:  Directors of the ISG Funds................................. B-1
Appendix C:  Form of Agreement and
  Plan of Reorganization................................................ C-1
Appendix D:  New Advisory Contract...................................... D-1
Appendix E:  New Sub-Advisory Agreement
  (DG Opportunity Fund)................................................. E-1
Appendix F:  New Sub-Advisory Agreement
  (DG International Equity Fund)........................................ F-1
Appendix G:  Executive Officer and Directors of
  First American National Bank.......................................... G-1

                                  PROPOSAL ONE

          APPROVAL OR DISAPPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS AND LIABILITIES OF EACH DG FUND IN EXCHANGE FOR SHARES OF A CORRESPONDING ISG FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the relevant DG Fund Prospectus, the ISG Fund Prospectus, the description of each DG Fund and its corresponding ISG Fund attached to this Prospectus/Proxy Statement as Appendix A and the form of Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Appendix C.

          PROPOSED TRANSACTION. The Trust's and Company's Boards, including their respective Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"))("Independent Board Members"), have unanimously approved for each Fund an Agreement and Plan of Reorganization (the "Plan"). The Plan provides that each DG Fund, subject to the requisite approval of its Shareholders, transfer to the corresponding ISG Fund all of its assets (subject to liabilities) in exchange for ISG Shares having an aggregate net asset value equal to the aggregate net asset value of the DG Fund shares. Each DG Fund will distribute all ISG Shares received by it to its Shareholders. Trust Shares of the applicable ISG Fund will be distributed to Shareholders who held DG Fund shares through qualified trust, custody or agency accounts at Deposit Guaranty National Bank ("DG Bank") or affiliated and correspondent banks of DG Bank or certain other affiliated and non-affiliated institutions. All other Shareholders will receive Class A Shares of the corresponding ISG Fund. Thereafter, each DG Fund will be terminated as a series of the Trust.

          The primary differences between Trust Shares and Class A Shares are applicable sales loads and the existence of a plan adopted under Rule 12b-1 providing for the payment of up to .25% of Class A Shares' average daily net assets (except for the ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio) for the purpose of financing distribution of Class A Shares. The DG Funds have adopted a similar plan under Rule 12b- 1, but (except for the DG Prime Money Market Fund) have made no payments thereunder. It is no expected that any other DG Funds would make such payments until creation of a separate class of shares for institutional investors. The Trust Shares of the ISG Funds have features similar to such a class.

          As a result of the Exchange, each Shareholder will cease to be a shareholder of the relevant DG Fund and will become a shareholder of the corresponding ISG Fund as of the close of business on the closing date of the Exchange.

          REASONS FOR THE EXCHANGE. The primary reason for the Exchange is the recently completed Merger of Deposit Guaranty Corp., the ultimate parent of ParkSouth prior to the Merger, each DG Fund's investment adviser, with and into First American Corporation, the parent of First American National Bank ("First American"), each ISG Fund's investment adviser. The proposed transaction will combine the separate DG Fund and ISG Fund families into a single, larger consolidated group. ParkSouth and First American have recommended that each DG Fund be reorganized as described herein. DG Fund shareholders may benefit from the Exchange because the expense ratio of each ISG Fund will be lower than or equal to that of its corresponding DG Fund, while the investment objective, management policies, investment advisory personnel and shareholder services of each ISG Fund will remain substantially similar to those of its corresponding DG Fund. No sales charge will be imposed on the ISG Shares received by Shareholders in the Exchange.

          The Trust's Board has concluded unanimously that the Exchange would be in the best interests of Shareholders of each DG Fund and the interests of existing Shareholders of each DG Fund would not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Exchange."

          TAX CONSEQUENCES. The Exchange is designed to qualify for Federal income tax purposes as a tax-free reorganization. As a condition to the closing of the Exchange, the Trust and the Company will receive an opinion of counsel to the effect that, for Federal income tax purposes, (a) no gain or loss will be recognized by DG Fund Shareholders for Federal income tax purposes as a result of the Exchange, (b) the holding period and aggregate tax basis of ISG Shares received by a DG Fund Shareholder will be the same as the holding period and aggregate tax basis of the Shareholder's DG Fund shares, and (c) the holding period and tax basis of the DG Fund's assets transferred to the ISG Fund as a result of the Exchange will be the same as the holding period and tax basis of such assets held by the DG Fund immediately prior to the Exchange. See "Information about the Exchange--Tax Consequences."

COMPARISON OF THE DG FUNDS AND ISG FUNDS

          The following discussion summarizes certain aspects of the DG Funds and the ISG Funds as a whole. A description of each DG Fund and its corresponding ISG Fund is set forth in Appendix A to this Prospectus/Proxy Statement. All such information is qualified by the more complete information set forth in the DG Funds' Prospectuses and Statements of Additional Information and the ISG Funds' Prospectus and Statements of Additional Information, which are incorporated herein by reference.

          INVESTMENT ADVISERS. ParkSouth, P.O. Box 1200, Jackson, Mississippi 39215, currently provides investment advisory services to each DG Fund. In addition to managing the DG Funds, ParkSouth manages approximately $2 billion in trust assets as of June 30, 1998. ParkSouth (which succeeded to the investment advisory business of its parent corporation DG Bank in 1997) or DG Bank has served as the adviser to the Trust since May 5, 1992. Lazard, located at 30 Rockefeller Plaza, New York, New York 10020, serves as the sub-investment adviser to DG International Equity Fund, and Womack Management, located at 2120 DG Plaza, Jackson, Mississippi 39201, serves as the sub-investment adviser to DG Opportunity Fund. Lazard, a division of Lazard Freres & Co. LLC, provides investment management services to client discretionary accounts with assets totaling approximately $67 billion as of June 30, 1998. Womack Management provides investment management services to client discretionary accounts with assets totaling approximately $300 million as of June 30, 1998.

          First American, located at First American Center, 315 Deaderick Street, Nashville, Tennessee 37237, serves as the investment adviser to each ISG Fund. First American provides personal trust, estate, employee benefit trust, corporate trust and custody services to over 3,000 individual and business clients and investment advisory services. First American and its affiliates, as of June 30, 1998, had approximately $7 billion under trust and approximately $6 billion under management. Lazard also serves as the sub-investment adviser to ISG International Equity Portfolio and Womack Management also serves as the sub-investment adviser to ISG Small Cap Opportunity Portfolio, respectively.

          The primary portfolio manager(s) of each DG Fund will continue as the primary portfolio manager(s) or as a member of a team of portfolio managers of its corresponding ISG Fund, except in the case of the Pre-Existing ISG Funds, where the primary portfolio managers of those ISG Funds also will continue in such capacity. For a description of the primary portfolio manager(s) of the relevant ISG Fund, see Appendix A.

                  Under the terms of the respective investment advisory agreement, each DG Fund and ISG Fund has agreed to pay ParkSouth or First American, as the case may be, a monthly fee at the annual rate set forth below as a percentage of the relevant Fund's average daily net assets:

                                 Investment                                            Investment
                                 Advisory Fee                                          Advisory Fee
DG FUNDS                         Payable                ISG Funds                      Payable


DG Equity Fund                        .75%            ISG Large Cap Equity                  .75%
                                                          Portfolio
DG Government Income Fund             .60%            ISG Government Income                 .60%
                                                          Portfolio
DG International Equity Fund         1.00%            ISG International Equity             1.00%

DG Limited Term Government            .60%            ISG Limited Duration U.S.             .50%
     Income Fund                                           Government Portfolio
DG Municipal Income Fund              .60%            ISG Municipal Income                  .60%
                                                           Portfolio
DG Opportunity Fund                   .95%            ISG Small Cap Opportunity             .95%
                                                           Portfolio
DG Prime Money Market Fund            .50%            ISG Prime Money Market                .25%
                                                           Portfolio
DG Treasury Money Market              .50%            ISG U.S. Treasury Money               .25%
     Fund                                                  Market Portfolio

          Under the terms of the respective sub-investment advisory agreement with Lazard, ParkSouth and First American have agreed to pay Lazard a monthly fee at the annual rate of .50% of the value of the average daily net assets of DG International Equity Fund and ISG International Equity Portfolio, respectively. Under the terms of the respective sub-investment advisory agreement with Womack Management, ParkSouth has agreed to pay Womack Management, with respect to DG Opportunity Fund, a monthly fee at the annual rate of the sum of .32% of the value of the Fund's average daily net assets up to $50 million,
 .075% of the value of such assets from $50 million to $70 million and .25% of the value of such assets in excess of $70 million, and First American has agreed to pay Womack Management, with respect to ISG Small Cap Opportunity Portfolio, a monthly fee at the annual rate of .35% of the value of the ISG Small Cap Opportunity Portfolio's average daily net assets.

          From time to time, ParkSouth and First American may waive receipt of their fees and/or voluntarily assume certain expenses of a Fund. For a description of any waiver arrangements with respect to advisory fees payable by the relevant Fund, see Appendix A.

          CAPITALIZATION. Each DG Fund has one class of shares. Each ISG Fund (except ISG U.S. Treasury Money Market Portfolio) has three classes of shares--Class A Shares, Class B Shares and Trust Shares--which are identical, except as to services offered to and expenses borne by each class. ISG U.S. Treasury Money Market Portfolio has two classes of shares--Class A Shares and Trust Shares. ISG Class B Shares are not being offered in the Exchanges and, accordingly, no information is presented for such class. For a comparison of the capitalization of each DG Fund and the Class A Shares and Trust Shares of the corresponding ISG Funds, see Appendix A.

          INITIAL SALES CHARGE. Shares of each DG Fund (except DG International Equity Fund, DG Prime Money Market Fund and DG Treasury Money Market Fund) are subject to an initial sales charge. Class A Shares of each ISG Fund (except ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio) are subject to an initial sales charge. A contingent deferred sales charge of 1% may be assessed on certain redemptions of Class A Shares of the ISG Funds (other than the ISG Money Market Funds) purchased without an initial sales charge as part of an initial purchase of $1 million or more. Trust Shares of each ISG Fund are not subject to an initial sales charge or contingent deferred sales charge. The initial sales charge for DG Fund shares and Class A Shares of the ISG Funds may be reduced or waived for certain purchases as described in the relevant Prospectus. ISG Class A Shares received in an Exchange will NOT be subject to an initial sales charge. In addition, until May 1, 2000, each Shareholder who participates in the Exchange will be able to purchase additional Class A Shares of the relevant ISG Fund subject to the lower initial sales charge, if any, applicable to the ISG Class A Shares or the corresponding DG Fund shares exchanged by the Shareholder. For a comparison of the schedules of the initial sales charge imposed on shares of the applicable DG Funds and their corresponding ISG Funds, See Appendix A.

          FEES AND EXPENSES. The annual Total Fund Operating Expenses of each ISG Fund after the Exchange will be less than or equal to the annual Total Fund Operating Expenses of its corresponding DG Fund. For a comparison of the fees and expenses of each ISG Fund and its corresponding DG Fund, see Appendix A.

          DISTRIBUTORS. Federated Securities Corp. ("Federated"), located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222, is the principal distributor for shares of the DG Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated is a subsidiary of Federated Investors, Inc.

          BISYS Fund Services Limited Partnership ("BISYS"), located at 3435 Seltzer Road, Columbus, Ohio 43219, serves as each ISG Fund's distributor. BISYS currently distributes the shares of other investment companies with over $200 billion in assets. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

          DISTRIBUTION PLANS AND SHAREHOLDER SERVICES PLANS. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, each DG Fund may pay Federated to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The Trust has disclosed that fees under the Distribution Plan will not be paid or accrued (except with respect to DG Prime Money Market Fund) until a separate class of shares has been created for certain institutional investors. Class A Shares of each ISG Fund, except ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio, also are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under this Plan, each such ISG Fund pays BISYS for advertising, marketing and distributing its Class A Shares. ISG Trust Shares are not subject to a Distribution Plan. Pursuant to the relevant Plan, Federated and BISYS may make payments to certain financial institutions, securities dealers and other industry professionals (collectively, "Service Organizations") in respect of distribution-related services for their clients owning Fund shares.

          Each DG Fund has adopted a Shareholder Services Plan, pursuant to which the Fund may pay Service Organizations to provide administrative support services to their customers who own DG Fund shares. These administrative support services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts. Currently, fees payable under the Shareholder Services Plan with respect to DG Prime Money Market Fund are being waived in their entirety. Each ISG Fund also adopted a Shareholder Services Plan with respect to Class A Shares and Trust Shares. Pursuant to this Plan, each ISG Fund may pay BISYS for providing shareholder services including personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services relating to the maintenance of such shareholder accounts. Under the Plan, BISYS may make payments to certain Service Organizations in respect of these services for their clients who own Fund shares.

          Under the terms of their respective Distribution Plans and Shareholder Services Plans, the DG Funds and ISG Funds (Trust Shares are not subject to a Distribution Plan) are subject to the fees, if any, at the annual rate set forth below as a percentage of the indicated Fund's average daily net assets.

                                                                                                                   Shareholder
                                                                                              Distribution         Services Plan
                                            Shareholder                                       Plan Fees            Fees (Class A
                       Distribution         Services                                          (Class A             Shares and
DG FUNDS               PLAN FEES            PLAN FEES           ISG FUNDS                     SHARES ONLY)         TRUST SHARES)
-----------            ------------         ---------           ----------                    ------------         -------------

DG Equity Fund              .35%              .15%          ISG Large Cap                       .25%                 .15%
                                                                Equity Portfolio
DG Government               .35%              .15%          ISG Government                      .25%                 .15%
    Income Fund                                                 Income Portfolio
DG International            .25%              .15%          ISG International                   .25%                 .15%
    Equity Fund                                                 Equity Portfolio
DG Limited Term             .35%              .15%          ISG Limited                         .25%                 .15%
    Government Income                                           Duration U.S.
    Fund                                                        Government
                                                                Portfolio
DG Municipal Income         .35%              .15%          ISG Municipal                       .25%                 .15%
    Fund                                                        Income Portfolio
DG Opportunity Fund         .35%              .15%          ISG Small Cap                       .25%                 .15%
                                                                Opportunity
                                                                Portfolio
DG Prime Money              .25%              .15%          ISG Prime Money                    None               .25% (Class
    Market Fund                                                 Market Portfolio                                   A Shares)/
                                                                                                                  .15% (Trust
                                                                                                                    Shares)
DG Treasury Money           .25%              .15%          ISG U.S. Treasury                  None               .25% (Class
    Market Fund                                                    Money Market                                    A Shares)/
                                                                   Portfolio                                      .15% (Trust
                                                                                                                  Shares)

          From time to time, Federated or BISYS may defer or waive receipt of fees under the relevant Plan while retaining the ability to be paid under the Plan thereafter. The fees payable to Federated and BISYS under the respective Plan are payable without regard to actual expenses incurred. As indicated above, no fees currently are being paid or accrued under the Trust's Distribution Plan.

          ADMINISTRATIVE SERVICES. Federated Administrative Services ("FAS"), an affiliate of Federated, provides the DG Funds with the administrative personnel and services, such as certain legal and accounting services. FAS provides these services at the annual rate set forth below as a percentage of the average aggregate daily net assets of the Trust:

AVERAGE AGGREGATE DAILY
NET ASSETS OF THE TRUST                     MAXIMUM ADMINISTRATIVE FEE*

on the first $250 million                             .15%
on the next $250 million                              .125%
on the next $250 million                              .10%
on assets in excess of $750
  million                                             .075%

---------------

*    Subject to a minimum annual fee of $100,000 per DG Fund.

          BISYS serves as each ISG Fund's administrator, generally assisting in all aspects of the ISG Funds' operations, other than providing investment advice. As administrator, BISYS provides the ISG Funds with office facilities, personnel, and certain clerical and bookkeeping services. BISYS provides these services at an annual rate of .10% of the value of the average daily net assets of the ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio and .15% of the value of each other ISG Fund's average daily net assets.

          From time to time, FAS or BISYS may waive voluntarily all or a portion of its respective administration fees.

          CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company is the Custodian for the DG Funds and The Bank of New York is the Custodian for the ISG Funds.

          Federated Shareholder Services Company, a subsidiary of Federated, located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222, is the DG Funds' Transfer and Dividend Disbursing Agent. BISYS Fund Services Ohio, Inc., an affiliate of BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the ISG Funds' Transfer and Dividend Disbursing Agent.

          INDEPENDENT AUDITORS. KPMG Peat Marwick LLP are the independent auditors for the DG Funds and ISG Funds.

          BOARD MEMBERS. The business affairs of the DG Funds and ISG Funds are managed under the general supervision of their respective Boards. The Trust and the Company have different Board members. Until May 1, 2001 (three years after the Merger of Deposit Guaranty Corp. into First American Corporation), at least 75% of the members of the Trust's Board and Company's Board must be Board members who are not "interested persons" (as defined under the 1940 Act) of ParkSouth or First American. For a description of the Company's Board members, see Appendix B. For a description of the Trust's Board members, see the Trust's Statement of Additional Information under the caption "DG Investor Series Management."

          PURCHASE PROCEDURES. The purchase procedures of each DG Fund and its corresponding ISG Fund are substantially similar. See "Investing in the Funds" in the relevant DG Funds Prospectus and "How To Buy Shares" in the ISG Funds Prospectus for a discussion of purchase procedures.

          REDEMPTION PROCEDURES. The redemption procedures of each DG Fund and its corresponding ISG Fund are substantially similar. See "Redeeming Shares" in the relevant DG Funds Prospectus and "How To Redeem Shares" in the ISG Funds Prospectus for a discussion of redemption procedures.

          DISTRIBUTIONS. The dividend and distributions policies of each DG Fund and its corresponding ISG Portfolio (except for DG Limited Term Government Income Fund and ISG Limited Duration U.S. Government Portfolio) are substantially similar. With respect to DG Limited Term Government Income Fund, dividends are declared and paid monthly; with respect to ISG Limited Duration U.S. Government Portfolio, dividends are declared daily and paid monthly. See "Investing in the Funds--Dividends and Distributions" in the relevant DG Funds Prospectus and "Dividends, Distributions and Taxes" in the ISG Funds Prospectus for a discussion of such policies.

          SHAREHOLDER SERVICES. The shareholder services offered by each DG Fund and its corresponding ISG Fund are substantially similar, except that each ISG Fund offers a Directed Distribution Plan, pursuant to which you may invest automatically dividends and capital gain distributions, if any, paid by the ISG Fund in Class A Shares of another ISG Fund of which you are a shareholder. In addition, the ISG Money Market Funds provide check writing privileges. The DG Funds do not offer a directed distribution plan or check writing privileges. See "Investing in the Funds" and "Redeeming Shares" in the relevant DG Funds Prospectus and "Shareholder Privileges" in the ISG Funds Prospectus for a description of shareholder services.

          CERTAIN ORGANIZATIONAL DIFFERENCES BETWEEN THE TRUST AND THE COMPANY. Each DG Fund is a series of the Trust, which is a Massachusetts business trust, and the rights of DG Fund shareholders are governed by the Trust's Declaration of Trust (the "Trust Agreement"), Bylaws and applicable Massachusetts law. Each ISG Fund is a series of the Company, which is Maryland corporation, and the rights of ISG Fund shareholders are governed by the Company's Articles of Incorporation, as amended (the "Charter"), Bylaws and the Maryland General Corporation Law (the "Maryland Code"). Certain relevant differences between the two forms of organization are summarized below.

          SHAREHOLDER MEETINGS AND VOTING RIGHTS. Generally, neither the DG Funds nor the ISG Funds are required to hold annual meetings of shareholders. The Boards of the Company and Trust are each required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares, and for any other purpose when requested in writing by the holders of at least 10%, in the case of the Trust, and at least a majority, in the case of the Company, of its outstanding shares entitled to vote. Moreover, each Board will call a meeting of shareholders for the purpose of electing Board members, if at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          Shares of the DG Funds and ISG Funds are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. On any matter submitted to a vote of shareholders, all shares of the DG Funds or ISG Funds then entitled to vote will be voted in the aggregate as a single class without regard to series or classes of shares, except (i) when required by the 1940 Act or when the respective Board members shall have determined that the matter affects one or more series or classes differently, shares will be voted by individual series or class, and (ii) when the respective Board members have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes will be entitled to vote thereon.

          The Trust's Trust Agreement provides that more than 50% of the shares entitled to vote shall constitute a quorum for the transaction of business at a shareholders' meeting. The Company's Charter provides that one-third of the shares entitled to vote shall constitute a quorum for the transaction of business at a stockholders meeting. Matters requiring a larger vote by law or under the organizational documents for the Trust or Company are not affected by such quorum requirements.

          SHAREHOLDER LIABILITY. Under Maryland law, stockholders of a Maryland corporation have no personal liability as such for the corporation's acts or obligations.

          Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of a DG Fund or the Trust and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the DG Fund, the Trust or the Trust's Trustees. The Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust solely by reason of his being or having been a DG Fund shareholder and not because of his acts or omissions or some other reason. Thus, the Trust considers the risk of a DG Fund shareholder incurring financial loss on account of shareholder liability to be remote since it is limited to circumstances in which a disclaimer is inoperative or the DG Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Trust, upon request, shall assume the defense of any claim made against any shareholder for any act or obligation of the DG Fund or the Trust and satisfy any judgment thereon.

          LIABILITY AND INDEMNIFICATION OF DIRECTORS AND TRUSTEES. Under the Company's Charter and Maryland law, subject to the 1940 Act, a Director or officer of the Company is not liable to an ISG Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. A Director of the Company is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his act or omission was unlawful). Indemnification may be made against amounts recoverable by settlement of suits brought by or in the right of the Company except where the individual is adjudged liable to the Company. A Director or officer is entitled to advances of expenses in the course of litigation if (i) such Director or officer undertakes to repay such sums if indemnification is ultimately denied and provides acceptable security, (ii) the Company is insured against losses arising from the advances, or (iii) the disinterested non-party directors or independent legal counsel determine there is a reason to believe the Director or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents may be indemnified to the same extent as Directors and to such further extent as is consistent with law.

          If these provisions of Maryland law are amended, the Directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Charter relating to limited liability and indemnification will apply to any event, omission or proceeding which precedes the amendment or repeal.

          Under the Trust's Trust Agreement and Bylaws, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by him in connection with the defense or disposition of any threatened or actual proceeding by reason of his being or having been a Trustee, unless such Trustee shall have been adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his duties. Officers, employees and agents of the Trust may be indemnified to the same extent as Trustees.

          Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he would otherwise be subject as a result of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of reckless disregard of his obligations and duties.

          RIGHT OF INSPECTION. Under Maryland law, persons who have been stockholders of record for six months or more and who own at least 5% of the shares of an ISG Fund may inspect the books of account and stock ledger of the ISG Fund. DG Fund shareholders have the right to inspect the records, accounts and books of the DG Fund for any legitimate business purpose.

                                      * * *

          The foregoing is only a summary of certain differences between the ISG Funds, the Company's Charter, Bylaws and Maryland law, and the DG Funds, the Trust's Trust Agreement, Bylaws or Massachusetts law. It is not a complete list of differences, but only of material differences. Shareholders desiring copies of the Company's Charter and Bylaws or the Trust's Trust Agreement and Bylaws should write to the Company at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

REASONS FOR THE EXCHANGE

          The primary reason for the Exchange is the recently completed Merger of Deposit Guaranty Corp., the parent company of ParkSouth prior to the Merger, with and into First American Corporation, the parent company of First American. The Exchange described herein presents the opportunity to combine the separate DG Funds and ISG Funds into a single, larger consolidated group. ParkSouth and First American have recommended that each of the DG Funds be reorganized into the corresponding ISG Fund as described in this Prospectus/Proxy Statement.

          In determining whether to recommend approval of the Exchange, each Board considered the following factors, among others: (1) the compatibility of each DG Fund's and its corresponding ISG Fund's investment objective, management policies and investment restrictions, as well as the shareholder services each offers; (2) the terms and conditions of each Exchange and their conclusion that the Exchange would not result in dilution of shareholder interests; (3) expense ratios and published information regarding the fees and expenses of each DG Fund and its corresponding ISG Fund, as well as the expense ratios of similar funds and the estimated expense ratio of the combined funds; and (4) the tax-free nature of each Exchange.

INFORMATION ABOUT THE EXCHANGE

          PLAN OF EXCHANGE. The following summary of the Plan is qualified in its entirety by reference to the form of Plan attached hereto as Appendix C. The Plan provides that the relevant ISG Fund will acquire all of the assets of its corresponding DG Fund in exchange for ISG Class A Shares and Trust Shares and the assumption by the ISG Fund of the DG Fund's stated liabilities on December 11, 1998 or such later date with respect to one or more DG Funds as may be agreed upon by the parties (the "Closing Date"). The number of ISG Shares to be issued to the DG Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the DG Fund shares and ISG Shares, generally computed as of the close of trading on the floor of the New York Stock Exchange (currently at 4:00 p.m., New York time) on the Closing Date (the "Valuation Time"). Portfolio securities of the DG Fund and ISG Fund will be valued in accordance with the valuation practices of the ISG Fund, which are described under the caption "How to Buy Shares" in the ISG Funds Prospectus and under the caption "Determination of Net Asset Value" in the ISG Funds' Statement of Additional Information.

          Before the Closing Date, each DG Fund will declare and pay a dividend or other distribution which, together with all previous dividends and other distributions, will have the effect of distributing to DG Fund Shareholders all of the DG Fund's previously undistributed investment company taxable income (computed without regard to any deduction for dividends paid), its net exempt interest income, and its net capital gain realized (after reduction for any capital loss carryforward), if any, for all taxable years ending on or before, and for its current taxable year through, the Closing Date.

          As conveniently as practicable after the Closing Date, each DG Fund will distribute pro rata to its shareholders of record as of the Valuation Time, in liquidation of the DG Fund, the ISG Shares received by it in the Exchange. Such distribution will be accomplished by establishing an account on the share records of the relevant ISG Fund in the name of its corresponding DG Fund Shareholders, each account representing the respective pro rata number of ISG Shares due to each DG Fund Shareholder. After such distribution and the winding up of its affairs, the DG Fund will be terminated as a series of the Trust. After the Closing Date, any outstanding certificates representing DG Fund shares will represent the ISG Shares distributed to the record holders of the DG Fund. Upon presentation to the transfer agent of the ISG Fund, DG Fund share certificates will be exchanged for ISG Share certificates, at the applicable exchange rate. Certificates for ISG Shares will be issued only upon the investor's written request.

          The Plan may be amended at any time before the Exchange. The Trust will provide DG Fund Shareholders with information describing any material amendment to the relevant Plan prior to DG Fund Shareholder consideration. The obligations of the DG Fund and its corresponding ISG Fund under the Plan are subject to various conditions, including approval by the holders of the requisite number of DG Fund shares and the continuing accuracy of various representations and warranties being confirmed by the respective parties. In addition, consummation of the Exchange with respect to DG Limited Term Government Income Fund and DG Treasury Money Market Fund and ISG Limited Duration U.S. Government Portfolio and ISG U.S. Treasury Money Market Portfolio, respectively, is subject to the condition that each of these Funds receive exemptive relief from the Securities and Exchange Commission with respect to certain restrictions under the 1940 Act that would otherwise prohibit the Exchange with respect to such Funds.

          The total expenses of the Exchange are expected to be approximately $______, and will be borne entirely by First American.

          If the Exchange is not approved by Shareholders of a DG Fund, the Trust's Board will consider other appropriate courses of action, including other possible reorganizations.

          FEDERAL INCOME TAX CONSEQUENCES. The exchange of each DG Fund's assets for ISG Shares is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Exchange, the DG Funds and the ISG Funds will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the ISG Funds, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for Federal income tax purposes: (1) the transfer of all of the DG Fund's assets in exchange solely for ISG Shares and the assumption by the ISG Fund of the DG Fund's liabilities, followed by the DG Fund's distribution of those shares to the DG Fund Shareholders constructively in exchange for their DG Fund shares, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code; (2) no gain or loss will be recognized by the DG Fund upon the transfer of its assets to the ISG Fund solely in exchange for ISG Shares and the assumption by the ISG Fund of the DG Fund's liabilities or upon the subsequent distribution (whether actual or constructive) of ISG Shares to the DG Fund Shareholders in constructive exchange for their DG Fund shares; (3) no gain or loss will be recognized by the ISG Fund upon its receipt of the DG Fund's assets in exchange solely for ISG Shares and the assumption by the ISG Fund of the DG Fund's liabilities; (4) no gain or loss will be recognized by the DG Fund Shareholders upon the exchange of their DG Fund shares for ISG Shares pursuant to the Plan;
(5) the aggregate tax basis for ISG Shares received by each DG Fund Shareholder pursuant to the Exchange will be the same as the aggregate tax basis for DG Fund shares held by such Shareholder immediately prior to the Exchange, and the Shareholder's holding period for those ISG Shares will include the period the DG Fund shares surrendered in exchange therefor were held by such Shareholder (provided the DG Fund shares were held as capital assets on the date of the Exchange); and (6) the tax basis of the DG Fund's assets transferred to the ISG Fund will be the same as the tax basis of such assets to the DG Fund immediately prior to the Exchange, and the holding period of the DG Fund's assets in the hands of the ISG Fund will include the period during which those assets were held by the DG Fund.

          NONE OF THE DG FUNDS OR ISG FUNDS HAS SOUGHT A TAX RULING FROM THE INTERNAL REVENUE SERVICE ("IRS"). THE OPINION OF COUNSEL IS NOT BINDING ON THE IRS NOR DOES IT PRECLUDE THE IRS FROM ADOPTING A CONTRARY POSITION. DG Fund Shareholders should consult their tax advisers regarding the effect, if any, of the proposed Exchange in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Exchange, DG Fund Shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Exchange.

REQUIRED VOTE AND BOARD'S RECOMMENDATION

          As to each DG Fund, the Trust's Board, including a majority of the Independent Board Members, has approved the Plan and the Exchange and has determined that (i) participation in the Exchange is in the DG Fund's best interests and (ii) the interests of its Shareholders will not be diluted as a result of the Exchange. Pursuant to the Trust's Trust Agreement, with respect to each DG Fund, approval of the Plan and Exchange requires the affirmative vote of
(a) 67% of the DG Fund's voting securities present at this Meeting, if the holders of more than 50% of the DG Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the DG Fund's outstanding voting securities, whichever is less.

THE TRUST'S BOARD, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMENDS THAT SHAREHOLDERS OF EACH DG FUND VOTE "FOR" APPROVAL OF THE PLAN AND THE EXCHANGE.

ADDITIONAL INFORMATION ABOUT THE DG FUNDS AND ISG FUNDS

          Information about the ISG Funds is incorporated by reference into this Prospectus/Proxy Statement from the ISG Funds Prospectus and Statement of Additional Information, forming a part of the Company's Registration Statement on Form N-1A (File No. 33-34080).

          Information about the DG Funds is incorporated by reference into this Prospectus/Proxy Statement from the relevant DG Funds Prospectuses and Statements of Additional Information, forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-46431).

          The DG Funds and ISG Funds are subject to the requirements of the 1940 Act, and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the DG Funds and ISG Funds may be inspected and copied at the Public Reference Facilities of the Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549 and at the Northeast regional office of the Commission at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of each DG Fund contained in the February 28, 1998 Annual Report to Shareholders for the fiscal year ended February 28, 1998, and the audited financial statements of each AmeriStar Fund (to be renamed the ISG Funds) contained in the December 31, 1997 Annual Report to Shareholders for the fiscal year ended December 31, 1997, have been incorporated herein by reference in reliance upon the authority of the reports given by KPMG Peat Marwick LLP, the DG Funds' and ISG Funds' independent auditors, as experts in accounting and auditing.

                                      * * *

                             PROPOSALS TWO AND THREE

                           APPROVAL OR DISAPPROVAL OF
                           CERTAIN ADVISORY AGREEMENTS

INTRODUCTION

          At the Meeting, Shareholders of each DG Fund also will be asked to approve or disapprove the New Advisory Contract, which is being submitted in connection with the Merger of Deposit Guaranty Corp., the former ultimate parent corporation of ParkSouth, with and into First American Corporation on May 1, 1998, and the payment of advisory fees to ParkSouth during the interim period from the date of the Merger through the earlier of the date of Shareholder approval or December 31, 1998. In addition, in connection with the Merger, Shareholders of DG Opportunity Fund and DG International Equity Fund will be asked to ratify and approve or disapprove the New Sub-Advisory Agreements between ParkSouth and Womack Management and Lazard, respectively. As a result of the Merger, the investment advisory agreement between the Trust and ParkSouth then in effect (the "Former Advisory Contract") automatically terminated in accordance with its terms and as required by the 1940 Act. Similarly, the sub-investment advisory agreement between ParkSouth and Womack Management then in effect (the "Former Womack Sub-Advisory Agreement") and the sub-investment advisory agreement between ParkSouth and Lazard then in effect (the "Former Lazard Sub-Advisory Agreement") each automatically terminated as a result of the Merger. To assure the continued supervision of the investments of the DG Funds after the Merger, at meetings held on February 26, 1998 and May 11, 1998, the Trust's Board of Trustees, including a majority of the Independent Board Members, approved, subject to Shareholder approval, the New Advisory Contract and the New Sub-Advisory Agreements. Since the date of the Merger, ParkSouth has provided advisory services to the DG Funds under the New Advisory Contract dated May 1, 1998, which provides for the same services at the same advisory fee rate for the relevant DG Fund as the Former Advisory Contract. Womack Management and Lazard also have provided sub-advisory services since the date of the Merger to DG Opportunity Fund and DG International Equity Fund, respectively, under the relevant New Sub-Advisory Agreement dated May 1, 1998, which each provides for the same services at the same sub- advisory fee rate as the relevant Former Sub-Advisory Agreement.

          Under Section 15(a) of the 1940 Act, investment advisory agreements such as the New Advisory Contract and New Sub-Advisory Agreements must be approved by shareholders. The Trust, ParkSouth, Womack Management and Lazard have received from the Securities and Exchange Commission orders of exemption (the "Order") from the provisions of Section 15(a) of the 1940 Act. The Order permits the implementation, without shareholder approval, of the New Advisory Contract and New Sub-Advisory Agreements during the interim period commencing on the date of the Merger until such time as the relevant DG Fund's shareholders vote on the approval of the New Advisory Contract and New Sub- Advisory Agreements, but in no event later than December 31, 1998 (the "Interim Period"). As a condition to receiving the Order, the fees payable to ParkSouth, Womack Management and Lazard under the respective new agreements during the Interim Period are paid into an interest-bearing escrow account maintained by an independent escrow agent. The escrow agent will release the amounts held in the escrow account (including any interest earned) to ParkSouth and Womack Management and Lazard, as the case may be, only upon approval of the relevant new agreement by the shareholders of the relevant DG Fund. If the requisite shareholder approval is not received for a DG Fund or new agreement prior to the end of the Interim Period, the relevant amounts held in the escrow account will be released to the appropriate DG Fund.

          The terms of the New Advisory Contract and the New Sub- Advisory Agreements with Womack Management and Lazard are identical in all material respects to the Former Advisory Contract and Former Womack Sub-Advisory Agreement and Former Lazard Sub-Advisory Agreement, respectively, except for the effective dates and escrow provisions. In each case, the effective date is the date of the Merger--May 1, 1998.

          Shareholders should consider the following factors in determining whether to ratify and approve the New Advisory Contract (and, in the case of shareholders of the DG Opportunity Fund and the DG International Equity Fund, whether to ratify and approve the respective New Sub-Advisory Agreement):

          o the Board of Trustees of the Trust has unanimously approved the New Advisory Contract for all of the DG Funds, and the New Sub-Advisory Agreements for the affected DG Funds;

          o no change in any DG Fund's investment objective or investment policies and restrictions will take place;

          o there will be no change in the fees payable by a DG Fund to ParkSouth for advisory services, and there will be no change in the fees payable by ParkSouth to any sub-adviser;

          o investment personnel presently employed by ParkSouth, who are experienced in managing the DG Funds, are expected to manage the DG Funds' investment programs under the New Advisory Contract; and

          o there is not expected to be any change in the personnel at the sub-advisers who manage the assets of the DG Opportunity Fund and the DG International Equity Fund.

          If the holders of a majority (as defined in the 1940 Act) of the outstanding shares of a DG Fund do not approve the New Advisory Contract or a New Sub-Advisory Agreement (if applicable), the Board of Trustees will consider what action to take in the best interests of the shareholders of that DG Fund.

PROPOSAL 2:  APPROVAL OR DISAPPROVAL OF THE NEW
             ADVISORY CONTRACT

          Under the New Advisory Contract, ParkSouth continues to be responsible for providing advisory services to the DG Funds. A copy of the New Advisory Contract is attached as Appendix D to this Prospectus/Proxy Statement. As more fully described below, the terms and conditions of the New Advisory Contract are identical in all material respects to the Former Advisory Contract. The sole differences between the Former Advisory Contract and the New Advisory Contract are the effective date which, in the case of the New Advisory Contract, is the Merger Date, and the escrow provisions. THE NEW ADVISORY CONTRACT PROVIDES FOR NO INCREASE IN THE ADVISORY FEES PAYABLE BY ANY DG FUND, AND IS NOT EXPECTED TO CHANGE THE TYPE OR EXTENT OF SERVICES PROVIDED TO THE DG FUNDS.

INFORMATION ABOUT THE FORMER ADVISORY CONTRACT

          The Former Advisory Contract was most recently approved by the Board of Trustees of the Trust, including a majority of the Independent Board Members, with respect to each DG Fund, on February 27, 1997. FAS, as the initial shareholder of each DG Fund, initially approved the Former Advisory Contract on the following dates:

DG Equity Fund                                  July 17, 1992
DG Opportunity Fund                             July 22, 1994
DG International Equity Fund                    March 31, 1997
DG Limited Term Government Income Fund          July 17, 1992
DG Government Income Fund                       July 17, 1992
DG Municipal Income Fund                        December 11, 1992
DG Prime Money Market Fund                      January 30, 1997
DG Treasury Money Market Fund                   May 4, 1992

          The Former Advisory Contract provided that ParkSouth provide investment management services to the DG Funds, subject to the supervision of the Board of Trustees of the Trust. Under the Former Advisory Contract, ParkSouth was entitled to receive advisory fees from the DG Funds, computed daily and paid daily, at the annual rates of: 0.50% of the average daily net assets of each of the DG Prime Money Market Fund and the DG Treasury Money Market Fund; 0.60% of the average daily net assets of each of the DG Limited Term Government Income Fund, the DG Government Income Fund and the DG Municipal Income Fund; 0.75% of the average daily net assets of the DG Equity Fund; 0.95% of the average daily net assets of the DG Opportunity Fund; and 1.00% of the average daily net assets of the DG International Equity Fund.

          The table below sets forth: (i) the net assets for each DG Fund as of February 28, 1998; (ii) the rates of advisory fees, computed daily and payable daily, to which ParkSouth was entitled for the services provided and expenses assessed pursuant to the Former Advisory Contract; (iii) advisory fees (net of waivers) paid by each DG Fund for the fiscal year ended February 28, 1998; and
(iv) the effective rates of each of the advisory fees (net of waivers) expressed as a percentage of average net assets for the fiscal year ended February 28, 1998:

  ASSETS OF DG INVESTOR SERIES AND ADVISORY FEES PAID TO PARKSOUTH CORPORATION

                              Net Assets as          Annual Advisory            Actual Advisory
                                   of                Fee Rate (Based                Fee Rate              Effective
                              February 28,           on Average Net             (Net of Waivers)          Advisory
                                  1998                   ASSETS)                    PAID                    FEES*

DG Equity Fund                    $715,630,667             0.75%                    0.75%               $4,445,559
DG Opportunity Fund               $122,871,510             0.95%                    0.84%                 $854,639
DG International Equity            $26,533,211             1.00%                    0.50%                  $47,506
   Fund
DG Limited Term                    $59,136,926             0.60%                    0.44%                 $351,261
   Government Income Fund
DG Government Income Fund         $270,403,564             0.60%                    0.54%               $1,416,816
DG Municipal Income Fund           $48,578,607             0.60%                    0.29%                 $138,849
DG Prime Money Market             $195,040,934             0.50%                    0.30%                 $486,121
   Fund
DG Treasury Money Market          $349,050,709             0.50%                    0.30%                 $844,729
   Fund

    TOTAL DG Investor          $1,787,246,128
    Series

------------------

* Each current fee waiver represents a percentage of daily net assets of each DG Fund calculated at an annualized rate. As under the Former Advisory Contract, the voluntary fee waivers and reimbursements may be modified or terminated by ParkSouth at any time at its sole discretion under the New Advisory Contract.

          For the fiscal year ended February 28, 1998, the DG Equity Fund, DG Opportunity Fund and DG International Equity Fund paid $74,672, $498,832 and $67,394, respectively, in total dollar amounts of brokerage commissions. None of the other DG Funds paid any brokerage commissions or entered into any brokerage transactions during the fiscal year ended February 28, 1998. The DG Funds, however, engaged in transactions with dealers acting as principal and the costs of such transactions involve dealer spreads rather than brokerage commissions.

INFORMATION ABOUT THE NEW ADVISORY CONTRACT

          Under the New Advisory Contract, ParkSouth manages the DG Funds' investments. Subject to the direction of the Board of Trustees of the Trust, ParkSouth provides investment research and supervision of the investments of each DG Fund, and conducts a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each DG Fund's assets. The New Advisory Contract provides that ParkSouth shall determine from time to time what securities or other instruments will be purchased, retained or sold by the Trust with respect to each DG Fund. ParkSouth, in its supervision of the assets of each DG Fund, is guided by each DG Fund's investment objective and policies, and the provisions and restrictions contained in the Declaration of Trust and the By-Laws of the Trust and as set forth in the DG Funds' prospectuses and statements of additional information that are on file with the Securities and Exchange Commission.

          The New Advisory Contract states that each DG Fund shall pay (or cause to be paid) all of its own expenses and its allocable share of Trust expenses, including, without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of the Trustees and officers of the Trust; fees for investment advisory services and administrative personnel and services; expenses incurred in the distribution of shares, including expenses of administrative support services; fees and expenses of preparing and printing the Trust's Registration Statements under the Securities Act of 1933 and the 1940 Act, and any amendments thereto; expenses of registering and qualifying the Trust, the DG Funds, and shares of the DG Funds under Federal and state laws and regulations; expenses of preparing, printing, and distributing prospectuses (and any amendments thereto) to shareholders; interest expense, taxes, fees, and commissions of every kind; expenses of issue (including cost of share certificates), purchase, repurchase, and redemption of shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting, and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the DG Funds. Each DG Fund will also pay its allocable share of such extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

          THE NEW ADVISORY CONTRACT PROVIDES THAT THE ADVISORY FEES PAYABLE TO PARKSOUTH BY THE DG FUNDS WILL BE IDENTICAL TO THOSE PAYABLE TO PARKSOUTH UNDER THE FORMER ADVISORY CONTRACT. The advisory fees payable under the New Advisory Contract by the DG Funds are equal to a fixed percentage of the daily net assets of each DG Fund calculated at an annualized rate, payable on a daily basis, and are listed above. From time to time, ParkSouth may waive its fee or reimburse a DG Fund for certain of its expenses in order to reduce the DG Fund's expense ratio. As a result, the DG Fund's return and yield would be higher than it would be if the fees and such expenses had been paid by the DG Fund.

          As in the Former Advisory Contract, the New Advisory Contract provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties of ParkSouth under the New Advisory Contract, ParkSouth and its affiliates shall not be liable to the Trust or to any shareholder for any act or omission in the course of, or connected in any way with, rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

          If approved by shareholders of the DG Funds at the Meeting, the New Advisory Contract will continue for a period of two years from its date of execution, unless terminated, and may be continued from year to year thereafter by the Board of Trustees. The continuation of the New Advisory Contract must be approved by a majority vote of the Trustees, including a majority of the Independent Board Members, cast in person at a meeting called for that purpose. Under the New Advisory Contract, ParkSouth has the right, in any year, to notify the Trust in writing at least 60 days before the New Advisory Contract's anniversary date that it does not desire a renewal of the New Advisory Contract. The Trustees, or a majority of the outstanding voting shares of the Trust, may terminate the New Advisory Contract at any time without penalty by giving ParkSouth 60 days' written notice. The New Advisory Contract may not be assigned by ParkSouth and will terminate automatically in the event of its assignment. The New Advisory Contract provides that it may be amended by a vote of both a majority of the Trustees, including a majority of the "non-interested" Trustees, and on behalf of a DG Fund by the holders of a majority of the outstanding voting shares of such DG Fund.

          If the New Advisory Contract is approved by shareholders of one or more DG Funds, the New Advisory Contract will become effective with respect to such DG Funds as of May 1, 1998. If the New Advisory Contract is not approved by the shareholders of a DG Fund, the Board of Trustees will consider what actions should be taken, including but not limited to, requesting that ParkSouth or First American perform investment advisory services for that DG Fund at cost until a new investment advisory contract is approved by the shareholders of that DG Fund.

INFORMATION ABOUT PARKSOUTH

          ParkSouth has served as the investment adviser to the Trust since March 1, 1997. Prior to that date, DG Bank had served as the investment adviser to the Trust since May 5, 1992, the date of the Trust's establishment. ParkSouth is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), providing investment management services to individuals and institutional clients. ParkSouth's address is P.O. Box 1200, Jackson, Mississippi 39215- 1200. ParkSouth is a subsidiary of DG Bank, which is a national banking association. DG Bank is a subsidiary of First American Corporation. ParkSouth managed, in addition to the DG Funds, $100 million in assets, as of December 31, 1997. First American Corporation is a registered bank holding company and a financial services company headquartered in Nashville, Tennessee. Through its related banking subsidiaries, including First American, First American Corporation provides banking and banking-related services throughout the mid-south region of the United States. On December 31, 1997, First American Corporation and its affiliates had total assets of approximately $5.9 billion under trust and approximately $9 billion under management. The principal executive officer and directors of First American are listed in Appendix G.

TRUSTEES' CONSIDERATIONS

          The New Advisory Contract was unanimously approved on behalf of each DG Fund by the Board of Trustees of the Trust, including the Independent Board Members, at meetings held on February 26, 1998 and May 11, 1998. The Trustees considered information relating to ParkSouth, First American Corporation, First American and the consolidated entity that would result from the consummation of the Merger, including information provided by First American concerning its capabilities and expertise in serving as investment adviser to the ISG Funds. The Trustees reviewed the terms of the New Advisory Contract and noted that the New Advisory Contract is identical to the Former Advisory Contract, except for its date and the escrow provisions.

          Specifically, in connection with approval of the New Advisory Contract on behalf of each DG Fund, the Board considered that the terms of the Merger did not require or result in any changes in the DG Funds' investment objectives or policies, the investment management or operation of the DG Funds, the investment personnel managing the DG Funds, or the shareholder services or other business activities of the DG Funds.

          In approving the New Advisory Contract, the Board noted ParkSouth's (and its predecessor, DG Bank's) record of service to the DG Funds and the expectation that the Merger should not have any material adverse effect on the DG Funds' ongoing operations or on the extent or quality of services provided to the DG Funds, or increase the cost to the DG Funds of such services.

          Section 15(f) of the 1940 Act provides that in connection with the sale of any interest in any investment adviser which results in the "assignment" of an investment advisory agreement, an investment adviser of a registered investment company, such as the Trust, or an affiliated person of such investment adviser, may receive any amount or benefit if (i) for a period of three years after the sale, at least 75% of the members of the board of the investment company are not interested persons of the investment adviser or the predecessor adviser, and (ii) there is no "unfair burden" imposed on the investment company as a result of such sale or any express or implied terms, conditions or understanding applicable thereto. For this purpose, "unfair burden" is defined to include any arrangement during the two-year period after the transaction, whereby the investment adviser or its predecessor or successor investment advisers, or any interested persons of any such adviser, receives or is entitled to receive any compensation directly or indirectly (i) from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company other than bona fide ordinary compensation as principal underwriter for such company, or (ii) from the investment company or its security holders for other than bona fide investment advisory or other services. This provision of the 1940 Act was enacted by Congress in 1975 to make it clear that an investment adviser (or an affiliated person of the adviser) can realize a profit on the sale of the adviser's business subject to the two safeguards described above. The Board has requested and received a written representation from ParkSouth and assurances from First American Corporation that no "unfair burden" will be imposed on the Trust as a result of the Merger and the proposed transactions.

          Based upon the considerations set forth above, the Trustees have determined that the New Advisory Contract is in the best interest of each DG Fund and its shareholders. In addition, management expects that there will be no diminution in the scope and quality of services provided to the Trust as a result of these transactions. In fact, as described above, the New Advisory Contract is identical in all material respects, except as to its date and the escrow provisions, as the Former Advisory Contract which was approved previously by the shareholders of each DG Fund. The Board believes that the DG Funds will receive investment management services under the New Advisory Contract equivalent to those that they received under the Former Advisory Contract, and at the same fee and expense levels.

REQUIRED VOTE AND TRUSTEES' RECOMMENDATION

          With respect to each DG Fund, approval of this proposal requires the affirmative vote of (a) 67% of the DG Fund's voting securities present at this Meeting, if the holders of more than 50% of the DG Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the DG Fund's outstanding voting securities, whichever is less.

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW ADVISORY CONTRACT.

PROPOSAL 3:  APPROVAL OR DISAPPROVAL OF THE NEW SUB-ADVISORY
             AGREEMENT

     A. NEW SUB-ADVISORY AGREEMENT BETWEEN PARKSOUTH AND WOMACK MANAGEMENT (APPLIES ONLY TO DG OPPORTUNITY FUND)

          As indicated above, consummation of the Merger caused a change in ownership of ParkSouth which, in turn, automatically terminated the Former Womack Sub-Advisory Agreement. Thus, although the Merger had no effect on Womack Management, the change in ownership of ParkSouth requires approval by the Shareholders of DG Opportunity Fund of a new Sub-Advisory Agreement (the "New Womack Sub-Advisory Agreement) between ParkSouth, on behalf of the DG Opportunity Fund, and Womack Management. A copy of the New Womack Sub-Advisory Agreement is attached as Appendix E to this Prospectus/Proxy Statement.

          The terms of the New Womack Sub-Advisory Agreement are identical in all material respects to the Former Womack Sub- Advisory Agreement, except for the effective date, which, in the case of the New Womack Sub-Advisory agreement, is the Merger date, and the escrow provisions.

          On May 14, 1997, the Former Womack Sub-Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Board Members, and was recommended by the Trustees for shareholder approval. At a shareholder meeting held on July 21, 1997, a majority of the shareholders of the DG Opportunity Fund approved the Former Womack Sub-Advisory Agreement.

          Pursuant to the terms of the Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement, subject to the direction of the Board of Trustees and ParkSouth, Womack Management acts as the sub-adviser for all assets of the DG Opportunity Fund other than cash and cash-equivalents. Under the terms of the Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement, Womack Management makes all determinations with respect to the investment of non-cash assets of the DG Opportunity Fund, and takes such steps as may be necessary to implement the same, including the placement of purchase and sale orders on behalf of the DG Opportunity Fund.

          The Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement provide that Womack Management shall pay the expenses incurred by it and its staff in connection with the performance of its services under each Womack Sub- Advisory Agreement, including the payment of salaries of all officers and employees who are employed by Womack Management. Under the Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement, ParkSouth will pay Womack Management a monthly fee based on the average daily net assets of Opportunity Fund under management by the sub-adviser during the preceding month. The sub-advisory fee shall be the sum of: 0.32% of the average daily net assets up to $50 million; 0.075% of the average daily net assets in excess of $50 million and up to $70 million; and 0.25% of the average daily net assets in excess of $70 million. Applying the foregoing formula to the DG Opportunity Fund's level of net assets on _________, 1998, Womack Management would be entitled to a sub-advisory fee equal to [0.25%] of the DG Opportunity Fund's average daily net assets, payable by ParkSouth from ParkSouth's investment advisory fee of 0.95% of the DG Opportunity Fund's average daily net assets. THE FEE ARRANGEMENT BETWEEN PARKSOUTH AND WOMACK MANAGEMENT IS IDENTICAL IN THE FORMER WOMACK SUB-ADVISORY AGREEMENT AND THE NEW WOMACK SUB-ADVISORY AGREEMENT.

          The New Womack Sub-Advisory Agreement provides, with respect to the DG Opportunity Fund that, if approved by shareholders of the DG Fund, it will remain in effect for an initial period of two years from the date of its execution and shall continue in effect for successive one-year periods, provided such continuance is specifically approved at least annually by vote of a majority of Trustees, including a majority of the Independent Board Members, cast in person at a meeting called for the purpose of voting on such approval. Womack Management has the right, in any year, to notify ParkSouth in writing, at least 60 days before the New Womack Sub-Advisory Agreement's anniversary date, that it does not desire a renewal of the New Womack Sub-Advisory Agreement. The New Womack Sub- Advisory Agreement may be terminated by the Trustees at any time without penalty, or by a vote of a majority of the outstanding shares of the DG Opportunity Fund on 60 days' written notice. The New Womack Sub-Advisory Agreement will immediately terminate in the event of its assignment (as such term is defined in the 1940 Act) or in the event of the termination of the Trust's then- effective advisory agreement with ParkSouth. The New Womack Sub-Advisory Agreement provides that it may be amended by a vote of both a majority of the Trustees, including a majority of the Independent Board Members, and by the holders of a majority of the outstanding shares of the DG Opportunity Fund, and when required by the 1940 Act.

          If the New Womack Sub-Advisory Agreement and the New Advisory Contract are approved by shareholders of the DG Opportunity Fund, the New Womack Sub-Advisory Agreement will become effective as of May 1, 1998. If the New Advisory Contract IS approved but the New Womack Sub-Advisory Agreement is NOT approved by the shareholders of the DG Opportunity Fund, ParkSouth would be fully responsible for the Fund's investment activities. If neither the New Advisory Contract nor the New Womack Sub-Advisory Agreement is approved by the shareholders of the DG Opportunity Fund, the Board of Trustees will consider what actions should be taken, including but not limited to, requesting that ParkSouth, First American or Womack Management perform investment advisory services at cost until a new investment advisory contract is approved by the shareholders.

TRUSTEES' CONSIDERATIONS

          The New Womack Sub-Advisory Agreement was unanimously approved on behalf of the DG Opportunity Fund by the Board of Trustees of the Trust, including the Independent Board Members, at meetings held on February 26, 1998 and May 11, 1998. The Trustees considered information relating to Womack Management, ParkSouth, First American Corporation, First American and the consolidated entity that would result from the completion of the Merger. The Board considered Womack Management's capabilities and expertise in serving as sub-adviser to the DG Opportunity Fund. The Trustees reviewed the terms of the New Womack Sub-Advisory Agreement, including the fact that the sub-advisory services would continue to be performed at the same costs and by the same personnel at Womack Management as they were under the Former Womack Sub-Advisory Agreement. It was also noted that Womack Management has served as the sub-adviser to the Fund since March 1997, and that Mr. Womack has acted as the Fund's portfolio manager since its inception.

          The section entitled "Trustees' Considerations" under Proposal 2 discusses additional factors considered by the Trustees, as well as matters such as "assignment" of an investment advisory contract and "unfair burden" with respect to the realization of a profit by ParkSouth or its parent as a result of the Merger. These statements are also applicable to shareholders of the DG Opportunity Fund with respect to the ratification and approval or disapproval of the New Womack Sub-Advisory Agreement. Shareholders should therefore review this information prior to determining whether to ratify and approve the New Womack Sub-Advisory Agreement.

REQUIRED VOTE AND TRUSTEES' RECOMMENDATION

          With respect to DG Opportunity Fund, approval of this proposal requires the affirmative vote of (a) 67% of the DG Opportunity Fund's voting securities present at this meeting, if the holders of more than 50% of the DG Opportunity Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the DG Opportunity Fund's outstanding voting securities, whichever is less.

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW WOMACK SUB-ADVISORY AGREEMENT.

     B. NEW SUB-ADVISORY AGREEMENT BETWEEN PARKSOUTH AND LAZARD (APPLIES ONLY TO DG INTERNATIONAL EQUITY FUND)

          As indicated above, consummation of the Merger caused a change in ownership of ParkSouth which, in turn, automatically terminated the Former Lazard Sub-Advisory Agreement. Thus, although the Merger had no effect on Lazard, the change in ownership of ParkSouth requires approval by the Shareholders of DG International Equity Fund of a new Sub-Investment Advisory Agreement (the "New Lazard Sub-Advisory Agreement") between ParkSouth, on behalf of the DG International Equity Fund, and Lazard. A copy of the New Lazard Sub-Advisory Agreement is attached as Appendix F to this Prospectus/Proxy Statement.

          The terms of the New Lazard Sub-Advisory Agreement are identical in all material respects to the Former Lazard Sub-Advisory Agreement, except for the effective date, which, in the case of the New Lazard Sub-Advisory Agreement, is the Merger date, and the escrow provisions.

          On February 27, 1997, the Former Lazard Sub-Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Board Members, and was recommended by the Trustees for shareholder approval. FAS, as the sole initial shareholder of the DG International Equity Fund, approved the Former Lazard Sub-Advisory Agreement on March 31, 1997.

          Under the terms of the Former Lazard Sub-Advisory Agreement and the New Lazard Sub-Advisory Agreement, subject to the direction of ParkSouth, Lazard acts as sub-adviser to the DG International Equity Fund. Under the terms of the Former Lazard Sub-Advisory Agreement and the New Lazard Sub-Advisory Agreement, Lazard formulates and implements a continuing program for the management of the assets of the DG International Equity Fund, and periodically amends and updates such programs from time to time as financial and other economic conditions warrant. Lazard makes all determinations with respect to the investment of the assets of the DG International Equity Fund and takes all steps as may be necessary to implement its investment decisions, including the placement of purchase and sale orders on behalf of the DG International Equity Fund.

          The Former Lazard Sub-Advisory Agreement and the New Lazard Sub-Advisory Agreement provide that ParkSouth will pay Lazard an annual sub-advisory fee equal to 0.50% of the average daily net assets of the DG International Equity Fund. The sub- advisory fee is calculated by ParkSouth, is accrued daily, and paid monthly, to Lazard. THE FEE ARRANGEMENT BETWEEN PARKSOUTH AND LAZARD IS IDENTICAL IN THE FORMER LAZARD SUB-ADVISORY AGREEMENT AND THE NEW LAZARD SUB-ADVISORY AGREEMENT.

          If approved by shareholders of the DG International Equity Fund at the Meeting, the New Lazard Sub-Advisory Agreement will remain in effect for an initial period of two years from its date of execution, unless terminated, and may be continued from year to year thereafter by the Board of Trustees. The continuation of the New Lazard Sub-Advisory Agreement must be approved by a majority vote of the Trustees, including a majority of the Independent Board Members, cast in person at a meeting called for that purpose. Lazard has the right, in any year, to notify ParkSouth in writing at least 60 days before the New Lazard Sub-Advisory Agreement's anniversary date, that it does not desire a renewal of the New Lazard Sub-Advisory Agreement. The Trustees, or a majority of the outstanding voting shares of the DG International Equity Fund, may terminate the New Lazard Sub-Advisory Agreement at any time without penalty by giving Lazard 60 days' written notice. The New Lazard Sub-Advisory Agreement may not be assigned and shall terminate automatically in the event of any assignment as defined in the 1940 Act. The New Lazard Sub-Advisory Agreement provides that it may be amended by a vote of both a majority of the Trustees, including a majority of the Independent Board Members, and by the holders of a majority of the outstanding voting shares of the DG International Equity Fund.

          If the New Lazard Sub-Advisory Agreement and the New Advisory Contract are approved by shareholders of the DG International Equity Fund, the New Lazard Sub-Advisory Agreement will become effective as of May 1, 1998. If the New Advisory Contract IS approved but the New Lazard Sub-Advisory Agreement is NOT approved by the shareholders of the DG International Equity Fund, ParkSouth would be fully responsible for the DG International Equity Fund's investment activities. If neither the New Advisory Contract nor the New Lazard Sub-Advisory Agreement is approved by the shareholders of the DG International Equity Fund, the Board of Trustees will consider what actions should be taken, including but not limited to requesting that ParkSouth, First American or Lazard perform investment advisory services at cost until a new investment advisory contract is approved by the shareholders.

TRUSTEES' CONSIDERATIONS

          The Lazard New Sub-Advisory Agreement was unanimously approved on behalf of the DG International Equity Fund by the Board of Trustees of the Trust, including the Independent Board Members, at meetings held on February 26, 1998 and May 11, 1998. The Trustees considered information relating to Lazard, ParkSouth, First American Corporation, First American and the consolidated entity that would result from the completion of the Merger. The Board considered Lazard's capabilities and expertise in serving as sub-adviser to the DG International Equity Fund. The Trustees reviewed the terms of the New Lazard Sub-Advisory Agreement, including the fact that the sub-advisory services would continue to be performed at the same costs and by the same personnel at Lazard as they were under the Former Lazard Sub- Advisory Agreement. It was noted that Lazard has served as the sub-adviser to the DG International Equity Fund since its inception.

          The section entitled "Trustees' Considerations" under Proposal 2 discusses additional factors considered by the Trustees, as well as matters such as "assignment" of an investment advisory contract and "unfair burden" with respect to the realization of profit by ParkSouth or its parent as a result of the Merger. These statements are also applicable to shareholders of the DG International Equity Fund with respect to the ratification and approval or disapproval of the New Lazard Sub-Advisory Agreement. Shareholders should therefore review this information prior to determining whether to ratify and approve the New Lazard Sub-Advisory Agreement.

REQUIRED VOTE AND TRUSTEES' RECOMMENDATION

          With respect to DG International Equity Fund, approval of this proposal requires the affirmative vote of (a) 67% of the DG International Equity Fund's voting securities present at this meeting, if the holders of more than 50% of the DG International Equity Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the DG International Equity Fund's outstanding voting securities, whichever is less.

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW LAZARD SUB-ADVISORY AGREEMENT

                          ADDITIONAL VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited by telephone, telegraph, facsimile or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the Shareholder's identity. In all cases where a telephonic authorization is solicited, the Shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the Shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a Shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the Shareholder to ensure that the vote has been taken in accordance with the Shareholder's instructions and to provide a telephone number to call immediately if the Shareholder's instructions are not correctly reflected in the confirmation. Shareholders requiring further information with respect to telephonic or electronically transmitted voting instructions or the proxy generally should call toll free ___________________. Any Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the DG Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

          First American Corporation has advised the DG Funds and ISG Funds that shares of the DG Funds over which First American Corporation or its affiliates have voting power will be voted, whenever possible, in accordance with instructions received from beneficial owners or fiduciaries of such accounts who are not related to First American Corporation or its affiliates. As to employee benefit plans, First American Corporation or its affiliates may vote such shares in accordance with the recommendation of an independent fiduciary. Where First American Corporation is required or permitted to vote DG Fund shares, it will vote them in favor of the proposals.

          If a proxy is properly executed and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote DG Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the DG Fund shares represented thereby will be considered to be present at a Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will not constitute a vote "for" or "against" a matter and will be disregarded in determining the "votes cast" on an issue. Signed but unmarked proxies will be voted "for" the proposals.

          If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve a proposal with respect to a DG Fund are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies for that DG Fund. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "for" the proposal in favor of such adjournment, and will vote those proxies required to be voted "against" the proposal against any adjournment. A quorum is constituted with respect to a DG Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding DG Fund shares entitled to vote at the Meeting.

          The votes of ISG Fund shareholders are not being solicited since their approval or consent is not necessary for the Exchange or other proposals described herein.

                                  OTHER MATTERS

          The Trustees are not aware of any other matters which may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

          NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES

          Please advise the Trust, in care of _________________________________
_______________________________________________________________________________
______________________________________________, whether other persons are the beneficial owners of DG Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of such shares.

          IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS OF A DG FUND WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN EACH ENCLOSED PROXY CARD IN THE ENCLOSED STAMPED ENVELOPE.

                                   APPENDIX A

                   DESCRIPTIONS OF THE DG FUNDS AND ISG FUNDS

NAME OF FUND                                                             PAGE

DG Equity Fund/ISG Large Cap Equity Portfolio
DG Government Income Fund/ISG Government Income Portfolio
DG International Equity Fund/ISG International Equity
         Portfolio
DG Limited Term Government Income Fund/ISG Limited
         Duration U.S. Government Portfolio
DG Municipal Income Fund/ISG Municipal Income Portfolio
DG Opportunity Fund/ISG Small Cap Opportunity Portfolio
DG Prime Money Market Fund/ISG Prime Money Market
         Portfolio
DG Treasury Money Market Fund/ISG U.S. Treasury Money
         Market Portfolio

                                 DG EQUITY FUND

COMPARISON OF DG EQUITY FUND AND ISG LARGE CAP EQUITY PORTFOLIO

o Investment Objectives are identical: Long-term capital appreciation. Current income is a secondary objective.

o    Management Policies are substantially identical:

          -- Each Fund invests at least 70% of its assets in equity securities.

          -- Each Fund invests primarily in equity securities of large capitalization (in excess of $1 billion) domestic companies which, in the opinion of the Fund's adviser, have potential to provide capital appreciation and current income.

          -- Each Fund may invest in common stocks, preferred stocks, warrants, convertible securities, foreign securities and American Depositary Receipts.

          -- Each Fund also may invest in investment grade fixed-income securities, zero coupon securities, money market instruments and repurchase agreements.

          -- Each Fund also may engage in options and futures transactions and lending portfolio securities.

          -- DG Equity Fund may borrow money only for temporary or emergency purposes. ISG Large Cap Equity Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Equity Fund's or ISG Large Cap Equity Portfolio's outstanding voting shares. Neither DG Equity Fund nor ISG Large Cap Equity Portfolio may:

          (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

          (2) hold more than 10% of the outstanding voting securities of any single issuer. With respect to ISG Large Cap Equity Portfolio, this investment restriction applies only with respect to 75% of its total assets.

          (3) invest more than 25% of the value of its total assets in securities of issuers in any single industry. This restriction does not apply to the purchase of U.S. Government securities.

          (4) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Equity Fund may borrow only for temporary or emergency purposes).

          (5) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Large Cap Equity Portfolio has no investment restriction on selling securities short.

          (6) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

          (7) invest in commodities, except for the purchase and sale of options and futures contracts.

          (8) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate. ISG Large Cap Equity Portfolio also may invest in real estate investment trusts.

          (9) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. DG Equity Fund may lend portfolio securities up to 5% of the value of its total assets, while ISG Large Cap Equity Portfolio may lend portfolio securities up to 33-1/3% of the value of its total assets.

          (10) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

          (11) invest in the securities of a company for the purpose of exercising management or control. This investment restriction is a non-fundamental policy of ISG Large Cap Equity Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

          (12) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Equity Fund) and to the extent related to the purchase of securities on a when- issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Large Cap Equity Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

          (13) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non- fundamental policy of both DG Equity Fund and ISG Large Cap Equity Portfolio.

          (14) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Equity Fund and ISG Large Cap Equity Portfolio.

          In addition, as a non-fundamental policy, DG Equity Fund may not enter into transactions for the purpose of engaging in arbitrage. ISG Large Cap Equity Portfolio has no such investment restriction, but currently has no intention of engaging in arbitrage transactions.

o    Fees and Expenses:


The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Equity Fund Prospectus and "Fee Table" and "How to Buy Shares --Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          Until May 1, 2000, DG Equity Fund shareholders who participate in the Exchange and receive Class A Shares of ISG Large Cap Equity Portfolio will be permitted to purchase Class A Shares of ISG Large Cap Equity Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Equity Fund or ISG Large Cap Equity Portfolio.

                                 DG EQUITY FUND

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                                 As a % of          As a % of
Amount of Transaction                         Offering Price     Net Asset Value

Less than $100,000........................      3.50%                 3.63%
$100,000 to less than $250,000............      3.00%                 3.09%
$250,000 to less than $500,000............      2.50%                 2.56%
$500,000 to less than $750,000............      2.00%                 2.04%
$750,000 to less than $1,000,000..........      1.50%                 1.52%
$1,000,000 but less than $2,000,000.......      0.50%                 0.50%
$2,000,000 or more........................      0.25%                 0.25%
------------------------------------------------------------------------------

                         ISG LARGE CAP EQUITY PORTFOLIO
                                     CLASS A
------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                                 As a % of          As a % of
Amount of Transaction                         Offering Price     Net Asset Value

Less than $50,000..........................      4.75%                4.99%
$50,000 to less than $100,000..............      4.00%                4.17%
$100,000 to less than $250,000.............      3.25%                3.36%
$250,000 to less than $500,000.............      2.50%                2.56%
$500,000 to less than $1,000,000...........      1.75%                1.78%
$1,000,000 or more*........................      -0-                  -0-

------------------------------------------------------------------------------

-------------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                          -----------------------------------------------------------------------------------------------
                                  ISG Large Cap Equity                DG Equity                    Pro Forma
                                       Portfolio*                        Fund                    After Exchange
                          -----------------------------------------------------------------------------------------------
                            CLASS A         TRUST SHARES                                CLASS A         TRUST SHARES
                          ----------------------------------                          -----------------------------------
Management Fees             .75%            .75%                         .75%           .75%            .75%
12b-1 Fees                  .25%            None                        .35%**          .25%            None
Other Expenses              .29%            .29%                         .29%           .29%            .29%
Total Fund
  Operating Expenses        1.29%           1.04%                       1.39%**         1.29%           1.04%
                          -----------------------------------------------------------------------------------------------

----------------

* ISG Large Cap Equity Portfolio has not yet commenced operations. It is a newly-created fund that will continue the operations of DG Equity Fund upon consummation of the Exchange. Other expenses are based on estimated amounts.

** Rule 12b-1 fees are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                          -----------------------------------------------------------------------------------------------
                                  ISG Large Cap Equity          DG Equity                       Pro Forma
                                       Portfolio*                 Fund                       After Exchange
                          -----------------------------------------------------------------------------------------------
                            CLASS A         TRUST SHARES                                CLASS A         TRUST SHARES
                          -----------------------------------                        ------------------------------------

1 Year                      $ 48              $ 11               $ 49                   $ 48               $ 11
3 Years                     $ 74              $ 33               $ 77                   $ 74               $ 33
5 Years                     $103              $ 57               $108                   $103               $ 57
10 Years                    $185              $127               $196                   $185               $127
                          -----------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Equity Fund's 12b-1 Fees were not being paid or accrued resulting in Total Fund Operating Expenses of 1.04%. ISG Large Cap Equity Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at
1.04% until May 1, 2000.

o    Primary Portfolio Manager(s):

Ronald E. Lindquist has been the primary portfolio manager of DG Equity Fund since its inception in August 1992. He will be the primary portfolio manager of ISG Large Cap Equity Portfolio.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Equity Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Large Cap Equity Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Large Cap Equity Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                          -----------------------------------------------------------------------------------------------
                                  ISG Large Cap Equity                DG Equity                    Pro Forma
                                       Portfolio                         Fund                    After Exchange
                          -----------------------------------------------------------------------------------------------
                            CLASS A         TRUST SHARES                                CLASS A         TRUST SHARES
                          -----------------------------------                     ---------------------------------------
Total Net Assets             $0                $0                  $  769,535,072       $46,172,104      $723,362,968
Net Asset Value per
    share                    $0                $0                  $  24.45             $24.45           $24.45
Shares Outstanding            0                 0                      31,478,719         1,888,723        29,589,996
                          ------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Equity Fund or ISG Large Cap Equity Portfolio is that the market value of its securities (and hence, its share price) may decline, sometimes rapidly and unpredictably. Such market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in foreign securities may involve liquidity and/or currency risks. Under certain market conditions, options and futures can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Equity Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Equity Fund Shares Outstanding: 30,855,207.620

o Entities known by DG Equity Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                    Percentage
                                                                    of Class
Name and                           Number of                        Owned After
Address                            Shares             Percentage    Exchange

Houvis & Co.                       14,984,797          48.56%          48.56%
First American National Bank
Attn.:  Income Processing
800 First American Center
Nashville, TN  37237-0001

Houvis & Co.                       12,423,397          40.26%          40.26%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG Large Cap Equity Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:
     None

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Large Cap Equity Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Equity Fund.

                            DG GOVERNMENT INCOME FUND

COMPARISON OF DG GOVERNMENT INCOME FUND AND ISG GOVERNMENT INCOME PORTFOLIO

o    Investment Objective is identical: Current income

o    Management Policies are substantially identical:

     -- Each Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities and will invest, under normal circumstances, at least 65% of its total assets in U.S. Government securities.

     -- Each Fund also may invest in corporate fixed income securities, mortgage-backed securities, asset-back securities, when-issued securities, securities of other investment companies, bank obligations, money market instruments and repurchase agreements.

     -- Each Fund may engage in options and futures transactions and lending portfolio securities.

     -- DG Government Income Fund may borrow money only for temporary or emergency purposes. ISG Government Income Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Government Income Fund's or ISG Government Income Portfolio's outstanding voting shares. Neither DG Government Income Fund nor ISG Government Income Portfolio may:

        (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

        (2) hold more than 10% of the outstanding voting securities of any single issuer. With respect to ISG Government Income Portfolio, this investment restriction applies only with respect to 75% of its total assets.

        (3) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Government Income Fund may borrow only for temporary or emergency purposes).

        (4) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Government Income Portfolio has no investment restriction on selling securities short.

        (5) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (6) invest in commodities, except for the purchase of options and futures contracts.

        (7) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate. ISG Government Income Portfolio also may invest in real estate investment trusts.

        (8) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. DG Government Income Fund may lend portfolio securities up to 5% of the value of its total assets, while ISG Government Income Portfolio may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (9) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (10) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Government Income Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Government Income Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (11) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non- fundamental policy of both DG Government Income Fund and ISG Government Income Portfolio.

        (12) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Government Income Fund and ISG Government Income Portfolio.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Government Income Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

     Until May 1, 2000, DG Government Income Fund shareholders who participate in the Exchange and receive Class A Shares of ISG Government Income Portfolio will be permitted to purchase Class A Shares of ISG Government Income Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Government Income Fund or ISG Government Income Portfolio.

                            DG GOVERNMENT INCOME FUND

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                                As a % of           As a % of
Amount of Transaction                         Offering Price     Net Asset Value

Less than $100,000..........................       2.00%                2.04%
$100,000 to less than $250,000..............       1.75%                1.78%
$250,000 to less than $500,000..............       1.50%                1.52%
$500,000 to less than $750,000..............       1.25%                1.27%
$750,000 to less than $1,000,000............       1.00%                1.01%
$1,000,000 but less than $2,000,000                0.50%                0.50%
$2,000,000 or more..........................       0.25%                0.25%

------------------------------------------------------------------------------

                         ISG GOVERNMENT INCOME PORTFOLIO
                                     CLASS A

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                                As a % of           As a % of
Amount of Transaction                         Offering Price     Net Asset Value

Less than $50,000.........................        3.00%                3.09%
$50,000 to less than $100,000.............        2.50%                2.56%
$100,000 to less than $250,000............        2.00%                2.04%
$250,000 to less than $500,000............        1.50%                1.52%
$500,000 to less than $1,000,000..........        1.00%                1.01%
$1,000,000 or more*.......................        -0-                  -0-
------------------------------------------------------------------------------

----------------------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------

                                           ISG Government                DG Government                   Pro Forma
                                         Income Portfolio*                Income Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                -------------------------------------                      ------------------------------------
Management Fees                   .60%           .60%                          .60%             .60%            .60%
12b-1 Fees                        .25%           None                          .35%**           .25%            None
Other Expenses                    .31%           .31%                          .31%             .31%            .31%
Total Fund
  Operating Expenses              1.16%          .91%                         1.26%**           1.16%           .91%
                                ----------------------------------------------------------------------------------------------------

-----------------

* ISG Government Income Portfolio has not yet commenced operations. It is a newly-created fund that will continue the operations of DG Government
     Income Fund upon consummation of the Exchange. Other Expenses are based on estimated amounts.

** Rule 12b-1 fees are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


                              -------------------------------------------------------------------------------------------------
                                         ISG Government                 DG Government                   Pro Forma
                                        Income Portfolio                 Income Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------                               ---------------------------------
1 Year                          $ 32            $  9                  $ 33                      $ 32            $  9
3 Years                         $ 56            $ 29                  $ 59                      $ 56            $ 29
5 Years                         $ 83            $ 50                  $ 88                      $ 83            $ 50
10 Years                        $158            $112                  $169                      $158            $112
                              ------------------------------------------------------------------------------------------------------


THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Government Income Fund's 12b-1 Fees were not being paid or accrued resulting in Total Fund Operating Expenses of .91%. ISG Government Income Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at .91% until May 1, 2000.

o    Primary Portfolio Manager(s):

John Mark McKenzie has been the primary portfolio manager of DG Government Income Fund since August 1992. He will be the primary portfolio manager of ISG Government Income Portfolio. He is a Senior Vice President of ParkSouth and has been employed by DG Bank since 1984.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Government Income Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Government Income Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Government Income Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -------------------------------------------------------------------------------------------------
                                         ISG Government                 DG Government                   Pro Forma
                                        Income Portfolio                 Income Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ------------------------------------                           ----------------------------------
Total Net Assets                $0              $0                    $261,765,940              $52,353         $261,713,587
Net Asset Value
  per share                     $0              $0                    $10.14                    $10.14          $10.14
Shares Outstanding               0               0                     769,535,072              153,907          769,381,165
                              ------------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Government Income Fund or ISG Government Income Portfolio is that the market value of its securities (and hence, its share price) may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. The value of portfolio securities also could decline if one or more rating agencies lowered its rating of the issuing entities or if the financial condition of these entities worsened. Mortgage-backed and asset-backed securities are subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Under certain market conditions, options and futures can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Government Income Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Government Income Portfolio Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Government Income Fund Shares Outstanding: 25,994,249.723

o Entities known by DG Government Income Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                     Percentage
                                                                      of Class
Name and                          Number of                          Owned After
Address                           Shares              Percentage       Exchange

Houvis & Co.                      16,365,286          62.96%            62.96%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

Houvis & Co.                      8,305,558           31.95%            31.95%
First American National Bank
Attn.: Income Processing
800 First American Center
Nashville, TN  37237-0001

o Entities known by ISG Government Income Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:
     None

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Government Income Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Government Income Fund.

                          DG INTERNATIONAL EQUITY FUND

COMPARISON OF DG INTERNATIONAL EQUITY FUND AND ISG INTERNATIONAL EQUITY
PORTFOLIO

o    Investment Objective is identical: Capital appreciation

o    Management Policies are substantially identical:

     -- Each Fund invests at least 65% of its total assets in equity securities denominated in foreign currencies.

     -- Each Fund invests in issuers located in at least three countries outside of the United States.

     -- Each Fund invests in equity securities of established companies primarily in economically developed countries, however, up to 40% of DG International Equity Fund's and up to 25% of ISG International Equity Portfolio's assets may be invested in issuers in emerging markets.

     -- In selecting investments for each Fund, LAM attempts to identify inexpensive markets worldwide through traditional measures of value, and focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends.

     -- Each Fund may invest in American Depositary Receipts, Global Depositary
        Receipts and European Depositary Receipts.

     -- Each Fund also may invest in fixed-income securities denominated in foreign currencies, money market instruments and repurchase agreements.

     -- Each Fund may engage in options and future transactions, foreign currency transactions and lending portfolio securities.

     -- DG International Equity Fund may borrow money only for temporary or emergency purposes. ISG International Equity Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG International Equity Fund's or ISG International Equity Portfolio's outstanding voting shares. Neither DG International Equity Fund nor ISG International Equity Portfolio may:

        (1) purchase securities on margin, except as is necessary for purchases and sales of portfolio securities.

        (2) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (3) borrow money, except the Fund may borrow up to 33-1/3% of value of its total assets. (DG International Equity Fund may borrow only for temporary or emergency purposes.)

        (4) invest more than 25% of the value of its total assets in securities of issuers having their principal business activities in the same industry. This investment restriction does not apply to the purchase of U.S. Government securities.

        (5) invest in commodities, except for the purchase and sale of options, forward contracts and futures contracts.

        (6) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate or issued by companies that invest in real estate, including real estate investment trusts.

        (7) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. In addition, the Fund may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (8) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (9) acquire more than 10% of the outstanding voting securities of any one issuer. The ISG International Equity Portfolio has no such restriction.

        (10) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to 15% of its total assets with respect to DG International Equity Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG International Equity Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (11) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non- fundamental policy of both DG International Equity Fund and ISG International Equity Portfolio.

        (12) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG International Equity Fund and ISG International Equity Portfolio.

        (13) invest in securities of issuers for the purpose of exercising management or control. This investment restriction is a non-fundamental policy of both DG International Equity Fund and ISG International Equity Portfolio.

        Further, as a fundamental policy, DG International Equity Fund will not permit margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts to exceed 5% of the fair market value of the Fund's total assets after taking into account the unrealized profits and losses on those contracts. ISG International Equity Portfolio has not adopted such a restriction as a fundamental policy. In addition, as a non-fundamental policy, DG International Equity Fund may not invest in interests in oil, gas or other mineral exploration, other than debentures or equity interests therein. ISG International Equity Portfolio has no such investment restriction, but currently has no intention of investing in such interests.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" in the DG International Equity Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          DG International Equity Fund does not impose an initial sales charge. Until May 1, 2000, DG International Equity Fund shareholders who participate in the Exchange and receive Class A Shares of ISG International Equity Portfolio will be permitted to purchase Class A Shares of ISG International Equity Portfolio at net asset value without an initial sales charge.

                       ISG INTERNATIONAL EQUITY PORTFOLIO
                                     CLASS A

------------------------------------------------------------------------------
                                                        TOTAL SALES LOAD

                                             As a % of             As a % of
Amount of Transaction                      Offering Price        Net Asset Value

Less than $50,000..........................      4.75%                  4.99%
$50,000 to less than $100,000..............      4.00%                  4.17%
$100,000 to less than $250,000.............      3.25%                  3.36%
$250,000 to less than $500,000.............      2.50%                  2.56%
$500,000 to less than $1,000,000...........      1.75%                  1.78%
$1,000,000 or more*........................      -0-                    -0-

------------------------------------------------------------------------------

--------------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------
                                         ISG International                     DG
                                         Equity Portfolio*               International                   Pro Forma
                                                                          Equity Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                -------------------------------                              ----------------------------------
Management Fees                      1.00%           1.00%                    1.00%                 1.00%           1.00%
12b-1 Fees                            .25%           None                      .25%**                .25%           None
Other Expenses                       1.27%           1.27%                    1.27%                 1.27%           1.27%
Total Fund
  Operating Expenses                 2.52%           2.27%                    2.52%**               2.52%           2.27%
                                -----------------------------------------------------------------------------------------------

-----------------

* ISG International Equity Portfolio has not commenced operations. It is a newly-created fund that will continue the operations of DG International
     Equity Fund upon consummation of the Exchange. Other Expenses are based on estimated amounts.

** Rule 12b-1 fees are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                        ISG International                    DG                         Pro Forma
                                        Equity Portfolio                International                 After Exchange
                                                                         Equity Fund
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------                           -------------------------------------

1 Year                          $ 26            $ 23                        $ 26                 $ 26               $ 23
3 Years                         $ 78            $ 71                        $ 78                 $ 78               $ 71
5 Years                         $134            $122                        $134                 $134               $122
10 Years                        $286            $261                        $286                 $286               $261
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON DG FUND SHAREHOLDERS. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG International Equity Fund's 12b-1 Fees were not being paid or accrued and a portion of its Management Fees were waived voluntarily resulting in Total Fund Operating Expenses of 1.77%. ISG International Equity Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at 1.77% until May 1, 2000.

o    Primary Portfolio Manager(s):

Herbert W. Gullquist and John R. Reinsberg have been the primary portfolio managers of DG International Equity Fund since its inception in March 1997. They will be the primary portfolio managers of ISG International Equity Portfolio. Mr. Gullquist is a Managing Director of LAM and has been with LAM since 1982, during which time he has managed various client discretionary accounts. Mr. Reinsberg is a Managing Director of LAM and has been with LAM since 1992, during which time he has managed various client discretionary accounts.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG International Equity Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG International Equity Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG International Equity Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -------------------------------------------------------------------------------------------------
                                        ISG International                    DG
                                        Equity Portfolio                International                   Pro Forma
                                                                         Equity Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              --------------------------------------                          ---------------------------------

Total Net Assets                $0              $0                       $29,720,407               $2,972          $29,717,435
Net Asset Value
  per share                     $0              $0                       $11.07                    $11.07          $11.07
Shares Outstanding               0               0                         2,684,856                  268            2,684,587
                              -------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG International Equity Fund or ISG International Equity Portfolio is that the market value of its securities (and hence, its share price) may decline, sometimes rapidly and unpredictably. Such market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in foreign securities may involve liquidity and/or currency risks. Because evidence of ownership of foreign securities usually are held outside the United States, each Fund will be subject to possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on foreign securities to investors located outside the country of the issuer. Emerging market countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. Under certain market conditions, options and futures can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG International Equity Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG International Equity Fund Shares Outstanding: 2,771,695.684

Entities known by DG International Equity Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                  Percentage of
                                                                     Class
Name and                           Number of                       Owned After
ADDRESS                              SHARES        PERCENTAGE        EXCHANGE

Houvis & Co.                     1,832,321           66.11%            66.11%
First American National Bank
Attn.:  Income Processing
800 First American Center
Nashville, TN  37237-0001

Houvis & Co.                       890,458           32.13%            32.13%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG International Equity Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:
     None

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG International Equity Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG International Equity Fund.

                     DG LIMITED TERM GOVERNMENT INCOME FUND

COMPARISON OF DG LIMITED TERM GOVERNMENT INCOME FUND AND ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO

o Investment Objective is substantially similar: DG Limited Term Government Income Fund seeks to provide investors with current income. ISG Limited Duration U.S. Government Portfolio seeks to provide investors with high current income without assuming undue risk.

o    Management Policies are substantially similar:

     -- Each Fund invests in securities issued or guaranteed by the U.S.
        Government or its agencies or instrumentalities and repurchase agreements in respect of such securities. Under normal market conditions, DG Limited Term Government Income Fund will invest at least 65% of the value of its total assets in U.S. Government securities. ISG Limited Duration U.S. Government Portfolio has no such management policy, but currently intends to invest at least 65% of the value of its total assets in U.S. Government securities.

     -- The weighted average duration of DG Limited Term Government Income
        Fund's portfolio securities will at all times be limited to between one and three years. ISG Limited Duration U.S. Government Portfolio will seek to maintain a duration ranging between one year and four years depending on market conditions. Under normal market conditions, the effective duration of ISG Limited Duration U.S. Government Portfolio's portfolio securities will approximate that of the Merrill Lynch Government 1 to 5 Year Bond Index. As of December 31, 1997, the securities comprising the Merrill Lynch Government 1 to 5 Year Bond Index had an effective duration of approximately 2.20 years.

     -- DG Limited Term Government Income Fund may invest in corporate bonds, asset-backed securities and bank obligations, and may engage in options and futures transactions. ISG Limited Duration U.S. Government Portfolio may not invest in these securities or engage in these transactions.

     -- DG Limited Term Government Income Fund may borrow money only for temporary or emergency purposes. ISG Limited Duration U.S. Government Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Limited Term Government Income Fund's or ISG Limited Duration U.S. Government Portfolio's outstanding voting shares. Neither DG Limited Term Government Income Fund nor ISG Limited Duration U.S. Government Portfolio may:

        (1) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Limited Term Government Income Fund may borrow only for temporary or emergency purposes).

        (2) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Limited Duration U.S. Government Portfolio may sell securities short "against the box" up to 15% of the value of its net assets.

        (3) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (4) invest in commodities, except for the purchase of options and futures contracts.

        (5) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate.

        (6) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. DG Limited Term Government Income Fund may lend portfolio securities up to 5% of the value of its total assets, while ISG Limited Duration U.S. Government Portfolio may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (7) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (8) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Limited Term Government Income Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Limited Duration U.S. Government Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (9) invest more than 15% (10% in the case of ISG Limited Duration U.S. Government Portfolio) of its net assets in illiquid securities. This investment restriction is a non- fundamental policy of both DG Limited Term Government Income Fund and ISG Limited Duration U.S. Government Portfolio.

        (10) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Limited Term Government Income Fund and ISG Limited Duration U.S. Government Portfolio.

        In addition, as a fundamental policy, DG Limited Term Government Income Fund may not, with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer or hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities. ISG Limited Duration U.S. Government Portfolio is a non-diversified fund and is not subject to this investment restriction. As non-fundamental policies, ISG Limited Duration U.S. Government Portfolio may not (a) invest in the securities of a company for the purpose of exercising management or control, (b) purchase or sell puts, calls or combinations thereof, or (c) invest more than 5% of its total assets in securities of any company having less than three years' continuous operations. DG Limited Term Government Income Portfolio has no such investment restrictions, but currently intends not to (x) invest in companies to exercise management or control or (y) purchase securities of any company having less than three years' continuous operations. DG Limited Term Government Income Portfolio, however, may purchase and sell put and call options on portfolio securities.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Limited Term Government Income Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          Until May 1, 2000, DG Limited Term Government Income Fund shareholders who participate in the Exchange and receive Class A Shares of ISG Limited Duration U.S. Government Portfolio will be permitted to purchase Class A Shares of ISG Limited Duration U.S. Government Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Limited Term Government Income Fund or ISG Limited Duration U.S. Government Portfolio.

                     DG LIMITED TERM GOVERNMENT INCOME FUND

------------------------------------------------------------------------------
                                                            TOTAL SALES LOAD

                                                As a % of          As a % of
Amount of Transaction                         Offering Price    Net Asset Value

Less than $100,000.........................        2.00%            2.04%
$100,000 to less than $250,000.............        1.75%            1.78%
$250,000 to less than $500,000.............        1.50%            1.52%
$500,000 to less than $750,000.............        1.25%            1.27%
$750,000 to less than $1,000,000...........        1.00%            1.01%
$1,000,000 but less than $2,000,000                0.50%            0.50%
$2,000,000 or more.........................        0.25%            0.25%

------------------------------------------------------------------------------

                 ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO

                                     CLASS A

------------------------------------------------------------------------------
                                                            TOTAL SALES LOAD

                                                As a % of          As a % of
Amount of Transaction                         Offering Price    Net Asset Value

Less than $50,000...........................     3.00%                 3.09%
$50,000 to less than $100,000...............     2.50%                 2.56%
$100,000 to less than $250,000..............     2.00%                 2.04%
$250,000 to less than $500,000..............     1.50%                 1.52%
$500,000 to less than $1,000,000............     1.00%                 1.01%
$1,000,000 or more*.........................     -0-                   -0-

------------------------------------------------------------------------------

-----------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------

                                        ISG Limited Duration            DG Limited Term
                                          U.S. Government                  Government                    Pro Forma
                                             Portfolio                    Income Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ----------------------------------                         ------------------------------------
Management Fees                   .50%           .50%                          .60%             .50%            .50%
12b-1 Fees                        .25%           None                          .35%*            .25%            None
Other Expenses                    .41%           .41%                          .77%             .41%            .41%
Total Fund
  Operating Expenses             1.16%           .91%                         1.72%*           1.16%            .91%
                                -----------------------------------------------------------------------------------------------

------------

* Rule 12b-1 fees are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                      ISG Limited Duration             DG Limited Term
                                         U.S. Government                 Government                     Pro Forma
                                            Portfolio                    Income Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------                               ---------------------------------
1 Year                          $ 32            $  9                    $ 37                    $ 32             $  9
3 Years                         $ 56            $ 29                    $ 73                    $ 56             $ 29
5 Years                         $ 83            $ 50                    $111                    $ 83             $ 50
10 Years                        $158            $112                    $219                    $158             $112
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Limited Term Government Income Fund's 12b-1 Fees were not being paid or accrued and a portion of its Management Fees were waived voluntarily resulting in Total Fund Operating Expenses of 1.22%. ISG Limited Duration U.S. Government Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at 1.22% until May 1, 2000.

o     Primary Portfolio Manager(s):

John Mark McKenzie and Donald F. Turk are the primary portfolio managers of DG Limited Term Government Income Fund and ISG Limited Duration U.S. Government Portfolio, respectively . Mr. McKenzie has been the primary portfolio manager of DG Limited Term Government Income Fund since August 1992. Mr. Turk has been the primary portfolio manager of the ISG Limited Duration U.S. Government Portfolio since February 1997. Messrs. McKenzie and Turk will continue as the primary portfolio managers of ISG Limited Duration U.S. Government Portfolio after the Exchange.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Limited Term Government Income Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Limited Duration U.S. Government Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Limited Duration U.S. Government Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -----------------------------------------------------------------------------------------------------
                                                                            DG Limited
                                            ISG Limited                        Term
                                           Duration U.S.                    Government                     Pro Forma
                                        Government Portfolio                Income Fund                  After Exchange
                              -----------------------------------------------------------------------------------------------------
                                CLASS A             TRUST SHARES                                  CLASS A            TRUST
                                                                                                                     SHARES
                              ---------------------------------------                          ------------------------------------
Total Net Assets                $20,049,523         $0                   $30,382,585              $1,983,351         $48,448,757
Net Asset Value
  per share                          $10.13         $0                         $9.77                  $10.13              $10.13
Shares Outstanding                1,978,620          0                     3,109,043                 195,790           4,782,700
                              -----------------------------------------------------------------------------------------------------

o Investment Considerations and Risks are substantially similar:

The principal risk of investing in DG Limited Term Government Income Fund or ISG Limited Duration U.S. Government Portfolio is that the market value of its securities (and hence, its share price) may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Asset-backed securities that DG Limited Term Government Income Fund may invest in are subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. DG Limited Term Government Income Fund may engage in options transactions. Under certain market conditions, options can increase the volatility of DG Limited Term Government Income Fund's net asset value, decrease the liquidity of its portfolio and make more difficult the accurate pricing of its portfolio. DG Limited Term Government Income Fund is a diversified fund, while ISG Limited Duration U.S. Government Portfolio is a non-diversified fund. To the extent ISG Limited Duration U.S. Government Portfolio were to invest its assets in other than U.S. Government securities, a relatively high percentage of such assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, and ISG Limited Duration U.S. Government Portfolio's securities could be more sensitive to changes in the market value of a single issuer or industry. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Limited Term Government Income Fund Prospectus and "Description of the Portfolios-- Investment Considerations and Risks" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Limited Term Government Income Fund Shares Outstanding: 2,997,997.651

o Entities known by DG Limited Term Government Income Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                   Percentage of
                                                                     Class
Name and                          Number of                         Owned After
Address                           Shares            Percentage       Exchange

Houvis & Co.                      1,476,430         49.25%            29.32%
First American National Bank
Attn.:  Income Processing
800 First American Center
Nashville, TN  37237-0001

Houvis & Co.                      1,192,200         39.77%            23.67%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG Limited Duration U.S. Government Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:

                                                                  Percentage of
                                                                  Class
Name and                          Number of       Percentage      Owned After
Address                           Shares          of Class        Exchange

First American National Bank
Attn:  AmeriStar Investment
Management & Trust                1,955,036         99.28%           40.27%
800 First American Center         Class A Shares
Nashville, TN  37237

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Limited Duration U.S. Government Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Limited Term Government Income Fund.

                            DG MUNICIPAL INCOME FUND

COMPARISON OF DG MUNICIPAL INCOME FUND AND ISG MUNICIPAL INCOME PORTFOLIO

o Investment Objective is identical: To provide current income that is exempt from federal regular income tax.

o    Management Policies are substantially similar:

     -- Each Fund invests at least 80% of its net assets in obligations the interest from which is exempt from federal regular income tax or so that at least 80% of the income from its investments will be exempt from federal regular income tax.

     -- Each Fund invests in investment grade municipal securities.

     -- Each Fund also may invest in participation interests, variable rate municipal securities, municipal leases, bank obligations, money market instruments and repurchase agreements.

     -- Each Fund may lend its portfolio securities.

     -- DG Municipal Income Fund may borrow money only for temporary or emergency purposes. ISG Municipal Income Portfolio may borrow money for leveraging purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Municipal Income Fund's or ISG Municipal Income Portfolio's outstanding voting shares. Neither DG Municipal Income Fund nor ISG Municipal Income Portfolio may:

        (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

        (2) hold more than 10% of the outstanding voting securities of any single issuer. With respect to ISG Municipal Income Portfolio, this investment restriction applies only with respect to 75% of its total assets.

        (3) invest more than 25% of the value of its total assets in securities of issuers in any single industry. This restriction does not apply to the purchase of U.S. Government securities. DG Municipal Income Fund will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. DG Municipal Income Fund does not intend to purchase securities that would increase the percentage of its total assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more. However, it may invest 25% or more of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.

        (4) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Municipal Income Fund may borrow only for temporary or emergency purposes).

        (5) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Municipal Income Portfolio has no investment restriction on selling securities short.

        (6) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (7) purchase or sell commodities or commodities futures contracts. ISG Municipal Income Portfolio, however, may purchase options and futures contracts.

        (8) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate. ISG Municipal Income Portfolio also may invest in real estate investment trusts.

        (9) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each of DG Municipal Income Fund and ISG Municipal Income Portfolio may lend its portfolio securities up to 33- 1/3% of the value of its total assets.

        (10) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities, and except that ISG Municipal Income Portfolio may bid separately or as part of a group for the purchase of municipal obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

        (11) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Municipal Income Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Municipal Income Portfolio and may be changed by the Company's Board members at any time.

        (12) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non- fundamental policy of both DG Municipal Income Fund and ISG Municipal Income Portfolio.

        (13) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Municipal Income Fund and ISG Municipal Income Portfolio.

     In addition, as a non-fundamental policy, DG Municipal Income Fund may not enter into transactions for the purpose of engaging in arbitrage. ISG Municipal Income Portfolio has no such investment restriction.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Municipal Income Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          Until May 1, 2000, DG Municipal Income shareholders who participate in the Exchange and receive Class A Shares of ISG Municipal Income Portfolio will be permitted to purchase Class A Shares of ISG Municipal Income Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Municipal Income Fund or ISG Municipal Income Fund.

                            DG MUNICIPAL INCOME FUND
------------------------------------------------------------------------------
                                                    TOTAL SALES LOAD

                                            As a % of            As a % of
Amount of Transaction                     Offering Price      Net Asset Value

Less than $100,000......................        2.00%             2.04%
$100,000 to less than $250,000..........        1.75%             1.78%
$250,000 to less than $500,000..........        1.50%             1.52%
$500,000 to less than $750,000..........        1.25%             1.27%
$750,000 to less than $1,000,000........        1.00%             1.01%
$1,000,000 but less than $2,000,000             0.50%             0.50%
$2,000,000 or more......................        0.25%             0.25%

------------------------------------------------------------------------------

                         ISG MUNICIPAL INCOME PORTFOLIO
                                     CLASS A
------------------------------------------------------------------------------
                                                    TOTAL SALES LOAD

                                            As a % of            As a % of
Amount of Transaction                     Offering Price      Net Asset Value

Less than $50,000.......................       3.00%               3.09%
$50,000 to less than $100,000...........       2.50%               2.56%
$100,000 to less than $250,000..........       2.00%               2.04%
$250,000 to less than $500,000..........       1.50%               1.52%
$500,000 to less than $1,000,000........       1.00%               1.01%
$1,000,000 or more*.....................       -0-                 -0-
------------------------------------------------------------------------------

----------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------

                                           ISG Municipal                  DG Municipal                   Pro Forma
                                         Income Portfolio*                Income Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ---------------------------------------                       ---------------------------------
Management Fees                       .60%             .60%                    .60%                 .60%            .60%
12b-1 Fees                            .25%             None                    .35%**               .25%            None
Other Expenses                        .60%             .60%                    .60%                 .60%            .60%
Total Fund
  Operating Expenses                 1.45%            1.20%                   1.55%**              1.45%           1.20%
                                -----------------------------------------------------------------------------------------------
----------------

* ISG Municipal Income Portfolio has not yet commenced operations. It is a newly-created fund that will continue the operations of DG Municipal Income
     Fund upon consummation of the Exchange. Other Expenses are based on estimated amounts.

** Rule 12b-1 fees are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                          ISG Municipal                 DG Municipal                    Pro Forma
                                        Income Portfolio                 Income Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------------                         ---------------------------------
1 Year                          $ 34            $ 12                  $ 35                      $ 34            $ 12
3 Years                         $ 65            $ 38                  $ 68                      $ 65            $ 38
5 Years                         $ 98            $ 66                  $103                      $ 98            $ 66
10 Years                        $190            $145                  $201                      $190            $145
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Municipal Income Fund's 12b-1 Fees were not being paid or accrued and a portion of its Management Fees were waived voluntarily resulting in Total Fund Operating Expenses of .90%. ISG Municipal Income Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at
 .90% until May 1, 2000.

o    Primary Portfolio Manager(s):

John Mark McKenzie has been the primary portfolio manager of DG Municipal Income Fund since February 1997. He and Sharon S. Brown will be the primary portfolio managers of ISG Municipal Income Portfolio. Mr. McKenzie is a Senior Vice President of ParkSouth and has been employed by DG Bank since 1984. Ms. Brown has been a Trust Officer of First American since 1988.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Municipal Income Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Municipal Income Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Municipal Income Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              ----------------------------------------------------------------------------------------------------
                                          ISG Municipal                 DG Municipal                      Pro Forma
                                        Income Portfolio                 Income Fund                   After Exchange
                              ----------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A          TRUST SHARES
                              ---------------------------------------                         ------------------------------------

Total Net Assets                $0              $0                    $53,888,170               $1,724,421          $52,163,748
Net Asset Value
  per share                     $0              $0                         $10.87                   $10.87               $10.87
Shares Outstanding               0               0                      4,956,051                  158,594            4,797,457
                              ----------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Municipal Income Fund or ISG Municipal Income Portfolio is that the market value of its securities (and hence, its share price) may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. The value of portfolio securities also could decline if one or more rating agencies lowered its rating of the issuing entities or if the financial condition of these entities worsened. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Municipal Income Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Fund Prospectus.


PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Municipal Income Fund Shares Outstanding: 5,034,499.918

o Entities known by DG Municipal Income Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                   Percentage of
                                                                       Class
Name and                             Number of                      Owned After
Address                              Shares            Percentage     Exchange

Houvis & Co.                         4,860,027         96.53%            96.53%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG Municipal Income Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:
     None


o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Municipal Income Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Municipal Income Fund.

                               DG OPPORTUNITY FUND

COMPARISON OF DG OPPORTUNITY FUND AND ISG SMALL CAP OPPORTUNITY PORTFOLIO

o    Investment Objective is identical: Capital appreciation

o    Management Policies are substantially identical:

        -- Each Fund invests at least 65% of its total assets in equity securities of companies with a market capitalization of less than $1 billion.

        -- Womack Management employs a fundamental growth-oriented approach to selecting portfolio securities for each Fund.

        -- Each Fund may invest in common stocks, fixed-income securities, foreign securities, American Depositary Receipts, bank obligations, money market instruments and repurchase agreements.

        -- Each Fund may engage in options and futures transactions and lending portfolio securities.

        -- DG Opportunity Fund may borrow money only for temporary or emergency purposes. ISG Small Cap Opportunity Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Opportunity Fund's or ISG Small Cap Opportunity Portfolio's outstanding voting shares. Neither DG Opportunity Fund nor ISG Small Cap Opportunity Portfolio may:

        (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

        (2) hold more than 10% of the outstanding voting securities of any single issuer. With respect to ISG Small Cap Opportunity Portfolio, this investment restriction applies only with respect to 75% of its total assets.

        (3) invest more than 25% of the value of its total assets in securities of issuers in any single industry. This restriction does not apply to the purchase of U.S. Government securities.

        (4) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Small Cap Opportunity Portfolio has no investment restriction on selling securities short.

        (5) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (6) borrow money, except the Fund may borrow up to 33-1/3% of value of its total assets (DG Opportunity Fund may borrow only for temporary or emergency purposes).

        (7) invest in commodities, except for the purchase of options and futures contracts.

        (8) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate. ISG Small Cap Opportunity Portfolio also may invest in real estate investment trusts.

        (9) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Fund may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (10) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (11) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Opportunity Fund) and to the extent related to the purchase of securities on a when- issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Small Cap Opportunity Portfolio and may be changed by the Company's Board members at any time.

        (12) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non- fundamental policy of both DG Opportunity Fund and ISG Small Cap Opportunity Portfolio.

        (13) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This restriction is a non- fundamental policy of both DG Opportunity Fund and ISG Small Cap Opportunity Portfolio.

     In addition, as a non-fundamental policy, DG Opportunity Fund may not enter into transactions for the purpose of engaging in arbitrage. ISG Small Cap Opportunity Portfolio has no such restriction.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Opportunity Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          Until May 1, 2000, DG Opportunity Fund shareholders who participate in the Exchange and receive Class A Shares of ISG Small Cap Opportunity Portfolio will be permitted to purchase Class A Shares of ISG Small Cap Opportunity Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Opportunity Fund or ISG Small Cap Opportunity Portfolio.

                               DG OPPORTUNITY FUND

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                           As a % of               As a % of
Amount of Transaction                    Offering Price         Net Asset Value

Less than $100,000.....................        3.50%                   3.63%
$100,000 to less than $250,000.........        3.00%                   3.09%
$250,000 to less than $500,000.........        2.50%                   2.56%
$500,000 to less than $750,000.........        2.00%                   2.04%
$750,000 to less than $1,000,000.......        1.50%                   1.52%
$1,000,000 but less than $2,000,000            0.50%                   0.50%
$2,000,000 or more.....................        0.25%                   0.25%

------------------------------------------------------------------------------

                       ISG SMALL CAP OPPORTUNITY PORTFOLIO
                                     CLASS A

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                           As a % of               As a % of
Amount of Transaction                    Offering Price         Net Asset Value

Less than $50,000...................        4.75%                  4.99%
$50,000 to less than $100,000.......        4.00%                  4.17%
$100,000 to less than $250,000......        3.25%                  3.36%
$250,000 to less than $500,000......        2.50%                  2.56%
$500,000 to less than $1,000,000....        1.75%                  1.78%
$1,000,000 or more*.................        -0-                    -0-
------------------------------------------------------------------------------

----------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------

                                           ISG Small Cap                 DG Opportunity                  Pro Forma
                                            Opportunity                       Fund                    After Exchange
                                             Portfolio*
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ---------------------------------------                       ---------------------------------
Management Fees                       .95%             .95%                    .95%                 .95%            .95%
12b-1 Fees                            .25%             None                    .35%**               .25%            None
Other Expenses                        .38%             .38%                    .38%                 .38%            .38%
Total Fund
  Operating Expenses                 1.58%            1.33%                   1.68%**               1.58%          1.33%
                                -----------------------------------------------------------------------------------------------

----------------

* ISG Small Cap Opportunity Portfolio has not yet commenced operations. It is a newly-created fund that will continue the operations of DG Opportunity
     Fund upon consummation of the Exchange. Other Expenses are based on estimated amounts.

** Rule 12b-1 fees are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                          ISG Small Cap                DG Opportunity                   Pro Forma
                                           Opportunity                      Fund                      After Exchange
                                            Portfolio
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------------                         ---------------------------------
1 Year                          $ 51            $ 14                  $ 51                      $ 51            $ 14
3 Years                         $ 83            $ 42                  $ 86                      $ 83            $ 42
5 Years                         $118            $ 73                  $123                      $118            $ 73
10 Years                        $216            $160                  $227                      $216            $160
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Opportunity Fund's 12b-1 Fees were not being paid or accrued resulting in Total Fund Operating Expenses of 1.33%. ISG Small Cap Opportunity Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at 1.33% until May 1, 2000.

o    Primary Portfolio Manager(s):

William A. Womack has been the primary portfolio manager of DG Opportunity Fund since February 1997. He will be the primary portfolio manager of ISG Small Cap Opportunity Portfolio. Mr. Womack formed Womack Management in February 1997. For more than five years prior thereto, he was a Senior Vice President and Trust Officer of DG Bank.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Opportunity Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Small Cap Opportunity Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Small Cap Opportunity Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -----------------------------------------------------------------------------------------------------
                                          ISG Small Cap                DG Opportunity                     Pro Forma
                                           Opportunity                      Fund                        After Exchange
                                            Portfolio
                              -----------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A             TRUST SHARES
                              ---------------------------------------                         -------------------------------------
Total Net Assets                $0              $0                    $114,719,651              $11,471,965         $103,247,686
Net Asset Value
  per share                     $0              $0                          $13.99                   $13.99               $13.99
Shares Outstanding               0               0                       8,198,325                  819,832            7,378,492
                              -----------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Opportunity Fund or ISG Small Cap Opportunity Portfolio is that the market value of its securities (and hence, its share price) may decline, sometimes rapidly and unpredictably. Such market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Each Fund may purchase the securities of smaller companies the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies. Investments in foreign securities may involve liquidity and/or currency risks. Under certain market conditions, options and futures can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Opportunity Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Fund Prospectus.


PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Opportunity Fund Shares Outstanding:  8,490,267.360

o Entities known by DG Opportunity Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                  Percentage of
                                                                      Class
Name and                        Number of                            Owned After
Address                         Shares             Percentage        Exchange

Houvis & Co.                    4,222,445          49.37%            49.37%
First American National Bank
Attn.:  Income Processing
800 First American Center
Nashville, TN  37237-0001

Houvis & Co.                    2,876,820          33.88%            33.88%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG Small Cap Opportunity Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares: None

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Small Cap Opportunity Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Opportunity Fund.

                           DG PRIME MONEY MARKET FUND

COMPARISON OF DG PRIME MONEY MARKET FUND AND ISG PRIME MONEY MARKET PORTFOLIO

o Investment Objective is substantially identical: DG Prime Money Market Fund seeks to provide investors with current income consistent with stability of principal. ISG Prime Money Market Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

o    Management Policies are substantially similar:

     -- Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which includes various maturity, quality and diversification requirements. There can be no assurance that either Fund will be able to maintain a stable net asset value of $1.00 per share.

     -- Each Fund invests in U.S. dollar denominated high quality short term money market obligations (including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks) which are either rated in the highest short term rating category or are of comparable quality.

     -- DG Prime Money Market Fund may invest 25% or more of its total assets in commercial paper issued by finance companies and may invest 25% or more of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association meeting certain requirements. ISG Prime Money Market Portfolio invests 25% or more of its total assets in securities issued by banks.

     -- Each Fund may invest in loan participation agreements, asset-backed securities, high quality domestic and foreign commercial paper, other high quality short term corporate obligations, such as floating or variable rate demand notes and bonds, and repurchase agreements. ISG Prime Money Market Portfolio also may invest in guaranteed investment contracts issued by highly rated U.S. insurance companies.

     -- Each Fund may engage in lending portfolio securities.

     -- DG Prime Money Market Fund may borrow money only for temporary or emergency purposes. ISG Prime Money Market Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Prime Money Market Fund's or ISG Prime Money Market Portfolio's outstanding voting shares. Neither DG Prime Money Market Fund nor ISG Prime Money Market Portfolio may:

        (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

        (2) with respect to 75% of its total assets, hold more than 10% of the outstanding voting securities of any single issuer.

        (3) invest more than 25% of its total assets in the securities of issuers in any one industry, except that DG Prime Money Market Fund may invest 25% or more of its total assets in commercial paper issued by finance companies and may invest 25% or more of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association meeting certain requirements, and ISG Prime Money Market Portfolio will invest 25% or more of its total assets in securities issued by banks. This investment restriction does not apply to the purchase of U.S. Government securities.

        (4) sell securities short or purchase securities on margin, but may obtain such short-term credits as are necessary for the clearance of transactions.

        (5) issue senior securities.

        (6) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Prime Money Market Fund may borrow only for temporary or emergency purposes).

        (7) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings. This investment restriction is a non-fundamental policy of ISG Prime Money Market Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (8) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. Each Fund may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (9) invest in commodities.

        (10) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (11) invest more than 10% of its net assets in illiquid securities. This investment restriction is a non- fundamental policy of both DG Prime Money Market Fund and ISG Prime Money Market Portfolio.

        (12) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Prime Money Market Fund and ISG Prime Money Market Portfolio.

        (13) invest in the securities of a company for the purpose of exercising management or control. This investment restriction is a non-fundamental policy of both DG Prime Money Market Fund and ISG Prime Money Market Portfolio.

        (14) invest in puts, calls or combinations thereof. This investment restriction is a non-fundamental policy of both DG Prime Money Market Fund and ISG Prime Money Market Portfolio.

     In addition, as a fundamental policy, ISG Prime Money Market Portfolio may not purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs. DG Prime Money Market Fund has no such investment restriction, but currently has no intention of investing in real estate or oil and gas.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" in the DG Prime Money Market Fund Prospectus and "Annual Operating Expenses" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------
                                       ISG Prime Money Market            DG Prime Money                  Pro Forma
                                             Portfolio                    Market Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ---------------------------------------                       ---------------------------------
Management Fees                       .25%             .25%                    .50%                 .25%            .25%
12b-1 Fees                            none             none                    .25%                 none            none
Other Expenses                        .62%             .37%                    .26%*                .62%            .37%
Total Fund
  Operating Expenses                  .87%             .62%                   1.01%*                .87%            .62%
                                -----------------------------------------------------------------------------------------------

---------

*    The DG Fund currently is not paying or accruing fees under its Shareholder
     Services Plan.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                            ISG Prime
                                          Money Market                 DG Prime Money                   Pro Forma
                                            Portfolio                    Market Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------------                         ---------------------------------
1 Year                          $  9            $  6                       $ 10                  $  9             $  6
3 Years                         $ 28            $ 20                       $ 32                  $ 28             $ 20
5 Years                         $ 48            $ 35                       $ 56                  $ 48             $ 35
10 Years                        $107            $ 77                       $124                  $107             $ 77
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, a portion of DG Prime Money Market Fund's Management Fees and Other Expenses (including Shareholder Services Plan fees of .15%) were waived voluntarily resulting in Total Fund Operating Expenses of .66%. ISG Prime Money Market Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at .66% until May 1, 2000.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Prime Money Market Fund, (2) the capitalization of the Class A Shares and Trust Shares of ISG Prime Money Market Portfolio and (3) the pro forma capitalization of the Class A Shares and Trust Shares of ISG Prime Money Market Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -----------------------------------------------------------------------------------------------------
                                              ISG Prime                       DG Prime                        Pro Forma
                                        Money Market Portfolio              Money Market                    After Exchange
                                                                                Fund
                              -----------------------------------------------------------------------------------------------------
                                CLASS A               TRUST SHARES                                 CLASS A           TRUST SHARES
                              --------------------------------------------                       ----------------------------------

Total Net Assets                $107,989,421          $55,716,106          $216,007,435            $110,149,495       $269,563,467
Net Asset Value
  per share                            $1.00                $1.00                $1.00                    $1.00              $1.00
Shares Outstanding               107,991,769           55,717,185           216,007,435             110,151,843        269,564,546
                              ----------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Prime Money Market Fund or ISG Prime Money Market Portfolio is that the market value of its securities may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. However, if the security is held to maturity, no loss would be realized. In addition, to the extent the Fund's investments are concentrated in the banking industry or, in the case of DG Prime Money Market Fund, finance companies, the Fund will have correspondingly greater exposure to the risk factors affecting such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for finance companies' and banks' lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Prime Money Market Fund Prospectus and "Description of the Portfolios-- Investment Considerations and Risk Factors" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Prime Money Market Fund Shares Outstanding:  217,953,930.22

o Entities known by DG Prime Money Market Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                  Percentage of
                                                                    Class
Name and                       Number of                            Owned After
Address                        Shares             Percentage        Exchange

National Financial             216,388,747        99.37%              78.47%
(for the exclusive benefit
of our customers)
P.O. Box 3752
Church Street Station
New York, NY  10008-3750

o Entities known by ISG Prime Money Market Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:

                                                                  Percentage of
                                                                    Class
Name and                       Number of                            Owned After
Address                        Shares             Percentage        Exchange

First American National Bank
Attn:  AmeriStar Investment
Management & Trust             69,476,952 Trust    99.99%              95.51%
800 First American Center         Shares
Nashville, TN  37237

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Prime Money Market Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Prime Money Market Fund.

                          DG TREASURY MONEY MARKET FUND

COMPARISON OF DG TREASURY MONEY MARKET FUND AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO

o Investment Objective is substantially identical: DG Treasury Money Market Fund seeks to provide investors with current income consistent with stability of principal and liquidity. ISG U.S. Treasury Money Market Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

o    Management Policies are substantially similar:

        -- Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which includes various maturity and diversification requirements. There can be no assurance that either Fund will be able to maintain a stable net asset value of $1.00 per share.

        -- Each Fund invests primarily in U.S. Treasury securities and repurchase agreements in respect thereof.

        -- Each Fund may engage in lending portfolio securities.

        -- DG Treasury Money Market Fund may borrow money only for temporary or emergency purposes. ISG U.S. Treasury Money Market Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Treasury Money Market Fund's or ISG U.S. Treasury Money Market Portfolio's outstanding voting shares. Neither DG Treasury Money Market Fund nor ISG U.S. Treasury Money Market Portfolio may:

        (1) sell securities short or purchase securities on margin, but may obtain such short-term credits as are necessary for the clearance of transactions.

        (2) issue senior securities.

        (3) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Treasury Money Market Fund may borrow only for temporary or emergency purposes).

        (4) pledge, mortgage or hypothecate its assets, except, with respect to ISG U.S. Treasury Money Market Portfolio, to the extent necessary to secure permitted borrowings or, with respect to DG Treasury Money Market Fund, in an amount up to 15% of its total assets. This investment restriction is a non-fundamental policy of ISG U.S. Treasury Money Market Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (5) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. Each Fund may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (6) invest in commodities.

        (7) purchase or sell real estate, including, with respect to DG Treasury Money Market Fund, limited partnership interests in real estate, although the Fund may invest in securities secured by real estate or interests in real estate.

        (8) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (9) invest more than 10% of its net assets in illiquid securities. This investment restriction is a non- fundamental policy of both DG Treasury Money Market Fund and ISG U.S. Treasury Money Market Portfolio.

        (10) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Treasury Money Market Fund and ISG U.S. Treasury Money Market Portfolio.

        (11) invest in puts, calls or combinations thereof. This investment restriction is a non-fundamental policy of both DG Treasury Money Market Fund and ISG U.S. Treasury Money Market Portfolio.

     In addition, as a fundamental policy, ISG U.S. Treasury Money Market Portfolio may not invest more than 25% of its total assets in the securities of issuers in any one industry. This investment restriction does not apply to the purchase of U.S. government securities. As a non-fundamental policy, ISG U.S. Treasury Money Market Portfolio may not invest in securities of a company for the purpose of exercising management or control. DG Treasury Money Market Fund has neither of these investment restrictions, but currently has no intention of investing more than 25% of its total assets in any one industry or investing for the purpose of exercising management or control.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" in the DG Treasury Money Market Fund Prospectus and "Annual Operating Expenses" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------
                                         ISG U.S. Treasury                DG Treasury
                                       Money Market Portfolio             Money Market                   Pro Forma
                                                                              Fund                    After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ---------------------------------------                       ---------------------------------
Management Fees                       .25%             .25%                    .50%                 .25%            .25%
12b-1 Fees                            none             none                    .25%*                none            none
Other Expenses                        .50%             .25%                    .30%                 .50%            .25%
Total Fund
  Operating Expenses                  .75%             .50%                   1.05%*                .75%            .50%
                                -----------------------------------------------------------------------------------------------

--------------

* Rule 12b-1 fees are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                        ISG U.S. Treasury                DG Treasury
                                     Money Market Portfolio             Money Market                    Pro Forma
                                                                            Fund                      After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------------                         ---------------------------------
1 Year                          $  8            $  5                     $ 11                      $  8            $  5
3 Years                         $ 24            $ 16                     $ 33                      $ 24            $ 16
5 Years                         $ 42            $ 28                     $ 58                      $ 42            $ 28
10 Years                        $ 93            $ 63                     $128                      $ 93            $ 63
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Treasury Money Market Fund's 12b-1 Fees were not being paid or accrued and a portion of its Management Fees were waived voluntarily resulting in Total Fund Operating Expenses of .60%. ISG U.S. Treasury Money Market Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at .60% until May 1, 2000.

o    Capitalization:

The following table sets forth as of June 30, 1998 (1) the capitalization of DG Treasury Money Market Fund, (2) the capitalization of the Class A Shares and Trust Shares of ISG U.S. Treasury Money Market Portfolio and (3) the pro forma capitalization of the Class A Shares and Trust Shares of ISG U.S. Treasury Money Market Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              ----------------------------------------------------------------------------------------------------
                                       ISG U.S. TREASURY MONEY              DG TREASURY
                                          MARKET PORTFOLIO                  MONEY MARKET                     PRO FORMA
                                                                                FUND                       AFTER EXCHANGE
                              ----------------------------------------------------------------------------------------------------
                                CLASS A              TRUST SHARES                                 CLASS A           TRUST SHARES
                              -------------------------------------------                       ----------------------------------

Total Net Assets                $82,829,141          $85,625,007          $313,449,480            $89,098,131      $392,805,497
Net Asset Value
  per share                     $1.00                $1.00                $1.00                   $1.00            $1.00
Shares Outstanding               82,829,141           85,625,007           313,449,480             89,098,131       392,805,497
                              ----------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Treasury Money Market Fund or ISG U.S. Treasury Money Market Portfolio is that the market value of its securities may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. However, if the security is held to maturity, no loss would be realized. The value of U.S. Treasury securities also will be affected by the supply and demand, as well as the perceived supply and demand, for such securities. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Treasury Money Market Fund Prospectus and "Description of the Portfolios" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Treasury Money Market Fund Shares Outstanding:  314,014,084.86

1 Entities known by DG Treasury Money Market Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                  Percentage of
                                                                    Class
Name and                       Number of                            Owned After
Address                        Shares             Percentage        Exchange

Houvis & Co.                   219,562,039          69.92%            55.61%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001


The Bank of New York            78,046,765          24.85%            19.77%
Attn.: Peter Chan
2nd Floor
One Wall Street
New York, NY  10005-2500

o Entities known by ISG U.S. Treasury Money Market Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust
     Shares:

                                                                  Percentage of
                                                                    Class
Name and                       Number of                            Owned After
Address                        Shares             Percentage        Exchange

First American National Bank
Attn:  AmeriStar Investment
Management & Trust            63,194,388           62.99%             58.08%
800 First American Center     Class A Shares
Nashville, TN  37237

Hare & Co.
c/o Bank of New York
Attn:  Stif/Master Note       30,629,533           30.53%             28.15%
2nd Floor                     Class A Shares
One Wall Street
New York, NY  10286

First American National Bank
Attn:  AmeriStar Investment
Management & Trust            89,306,319 Trust     99.99%             22.61%
800 First American Center     Shares
Nashville, TN  37237

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG U.S. Treasury Money Market Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Treasury Money Market Fund.

                                   APPENDIX B

                           DIRECTORS OF THE ISG FUNDS

          Directors of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.


*WILLIAM B. BLUNDIN, PRESIDENT AND CHAIRMAN OF THE BOARD OF DIRECTORS. An employee of BISYS Fund Services, Inc., BISYS' general partner. Mr. Blundin also is an officer of other investment companies administered by BISYS or its affiliates. He is 60 years old and his address is 90 Park Avenue, New York, New York 10016.

NORMA A. COLDWELL, DIRECTOR. International Economist and Consultant;
          Executive Vice President of Coldwell Financial Consultants; Trustee and Treasurer of Meridian House International (International Education and Cultural Group); Member of the Board of Advisors of Meridian International Center and Emerging Capital Markets, S.A. (Montevideo, Uruguay); formerly Chief International Economist of Riggs National Bank, Washington, D.C. She is 72 years old and her address is 3330 Southwestern Boulevard, Dallas, Texas 75225.

RICHARD H. FRANCIS, DIRECTOR. Former Executive Vice President and Chief
          Financial Officer of Pan American World Airways, Inc. (currently, debtor-in-possession under the U.S. Bankruptcy Code), March 1988 to October 1991; Senior Vice President and Chief Financial Officer of American Standard Inc., 1960 to March 1988. Mr. Francis is a director of Allendale Mutual Insurance and The Indonesia Fund, Inc. He is 66 years old and his address is 40 Grosvenor Road, Short Hills, New Jersey 07078.

WILLIAM W. McINNES, DIRECTOR. Private investor. From July 1978 to February
          1993, he was Vice President--Finance and Treasurer of Hospital Corp. of America. He is also a director of Gulf South Medical Supply and Diversified Trust Co. He is 48 years old and his address is 116 30th Avenue South, Nashville, Tennessee 37212.

ROBERT A. ROBINSON, DIRECTOR. Private investor. Since 1991, President
          Emeritus, and from 1968 to 1991, President of The Church Pension Group, NYC. From 1956 to 1966, Senior Vice President of Colonial Bank & Trust Co. He is also a director of Mariner Institutional Funds, Inc., Mariner Tax-Free Institutional Funds, Inc., UST Master Funds, UST Master Tax Exempt Funds, H.B. and F.H. Bugher Foundation, Morehouse-Barlow Co. Publishers, The Canterbury Cathedral Trust in America, The Living Church Foundation and Hoosac School. He is 71 years old and his address is 2 Hathaway Common, New Canaan, Connecticut 06840.

                                   APPENDIX C

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION dated as of ___________, 1998 (the "Agreement"), between DG INVESTOR SERIES, a Massachusetts business trust (the "Trust"), on behalf of its ____1____ (the "Acquired Fund"), and THE INFINITY MUTUAL FUNDS, INC., a Maryland corporation (the "Company"), on behalf of its ____2____ (the "Acquiring Fund"). All agreements, representations, actions and obligations described herein that are made or to be taken or undertaken by the Acquired Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquired Fund. All agreements, representations, actions and obligations described herein that are made or to be taken or undertaken by the Acquiring Fund are made and shall be taken or undertaken by the Company on behalf of the Acquiring Fund.

          WHEREAS, the Trust and the Company wish to effect a reorganization, which will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A Shares and Trust Shares of common stock, par value $.001 per share, of the Acquiring Fund (the "Acquiring Fund Shares") and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein (the "Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement;

          WHEREAS, the Trust and the Company intend this Agreement to be a plan of reorganization and liquidation within the meaning of Section 368(a)(1) ____(3)____ of the United States Internal Revenue Code of 1986, as amended (the "Code");

--------

1 Insert DG Equity Fund, DG Government Income Fund, DG International Equity Fund, DG Limited Term Government Income Fund, DG Municipal Income Fund, DG Opportunity Fund, DG Prime Money Market Fund or DG Treasury Money Market Fund, as appropriate.

2 Insert ISG Large Cap Equity Portfolio, ISG Government Income Portfolio, ISG International Equity Portfolio, ISG Limited Duration U.S. Government Portfolio, ISG Municipal Income Portfolio, ISG Small Cap Opportunity Portfolio, ISG Prime Money Market Portfolio or ISG U.S. Treasury Money Market Portfolio, as appropriate.

3 Insert D with respect to Pre-Existing ISG Funds, or F with respect to each other ISG Fund.

          WHEREAS, the Acquired Fund and the Acquiring Fund are registered, open-end management investment companies, and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

          WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their respective shares of common stock and beneficial interest, respectively;

          WHEREAS, Acquired Fund shareholders who hold Acquired Fund shares through a qualified trust, custody or agency accounts at Deposit Guaranty National Bank or affiliated and correspondent banks of Deposit Guaranty National Bank or certain other affiliated and non-affiliated institutions will receive Trust Shares of the Acquiring Fund and all other Acquired Fund shareholders will receive Class A Shares of the Acquiring Fund;

          WHEREAS, First American National Bank has agreed to bear the costs incurred in connection with the Reorganization;

          WHEREAS, the Board of the Company has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Acquired Fund's liabilities by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the Acquiring Fund's existing shareholders would not be diluted as a result of this transaction; and

          WHEREAS, the Board of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Acquired Fund's liabilities by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the Acquired Fund's existing shareholders would not be diluted as a result of this transaction:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

     1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

          1.1. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein:

               (a) The Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund at the Closing (as defined and provided for in paragraph 3.1) all of the Assets of the Acquired Fund (as defined in paragraph 1.2).

               (b) The Acquiring Fund agrees in exchange therefor at the Closing
(i) to issue and deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (ii) to assume certain liabilities of the Acquired Fund, as set forth in paragraph 1.3. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.

          1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all property, including, without limitation, all securities, cash, cash equivalents, commodities and futures interest, dividend and interest receivables, claims and rights of action that are owned by the Acquired Fund, any deferred or pre-paid expenses shown as assets on the books of the Acquired Fund, on the Closing Date (as defined in paragraph 3.1), and all books and records of the Acquired Fund. The Assets shall be invested at all times through the Closing in a manner that insures compliance with paragraph 4.1(j).

               (b) The Acquired Fund has provided the Acquiring Fund with a list of all of its property, including all of the Assets, as of the date of the execution of this Agreement. The Acquired Fund reserves the right to sell any of these assets prior to the Closing Date. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of any assets on such list that do not conform to the Acquiring Fund's investment objective, policies and restrictions or that the Acquiring Fund otherwise does not desire to hold. The Acquired Fund will dispose of such assets prior to the Closing Date to the extent practicable and to the extent the Acquired Fund would not be affected adversely by such a disposition. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested to do so by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

          1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. At the Closing, the Acquiring Fund shall assume all known liabilities, debts, obligations, expenses, costs, charges and reserves reflected in the calculation of the Acquired Fund's net asset value and set forth on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the Acquired Fund's administrator, as of the Valuation Time (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period (the "Liabilities"). The Acquiring Fund shall assume only those liabilities of the Acquired Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

          1.4. The Acquired Fund shall deliver the Assets at the Closing to The Bank of New York, 90 Washington Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of (other than the Liabilities) all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

          1.5. The Acquired Fund will pay or transfer or cause to be paid or transferred to the Acquiring Fund any dividends, interest, distributions, rights or other assets received by the Acquired Fund on or after the Closing Date as distributions on or with respect to any of the Assets. Any such dividends, interest, distributions, rights, or other assets so paid or transferred, or received directly by the Acquired Fund, shall be allocated by the Acquired Fund to the account of the Acquiring Fund, and shall be deemed included in the Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

          1.6. As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the Valuation Time (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by transferring the applicable Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the applicable full and fractional Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund simultaneously will be canceled on the books of the Acquired Fund.

          1.7. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information, which are and shall be consistent with the policies currently in effect for the Acquired Fund.

          1.8. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

          1.9. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund's existence is terminated.

          2. VALUATION.

          2.1. The value of the Assets and the amount of the Liabilities to be acquired by the Acquiring Fund hereunder shall each be computed as of the close of trading on the floor of the New York Stock Exchange (currently, 4:00 p.m., New York time), except that any options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange, on the Closing Date (such time and date being hereinafter called the "Valuation Time"), using the valuation procedures set forth in the Company's Articles of Incorporation, as the same may have been amended (the "Company's Charter"), and the Acquiring Fund's then-current prospectus or statement of additional information, which are and shall be consistent with the policies currently in effect for the Acquired Fund.

          2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time, using the valuation procedures set forth in the Company's Charter and the Acquiring Fund's then-current prospectus or statement of additional information, which are and shall be consistent with the policies currently in effect for the Acquired Fund.

          [APPLICABLE ONLY WITH RESPECT TO THE MONEY MARKET FUNDS] The value of the Acquired Fund's assets and the value of the Acquiring Fund Shares for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of the Trust and the Company, respectively. Any provision in this Agreement to the contrary notwithstanding, if the difference between the per share net asset values of the Acquired Fund and the Acquiring Fund equals or exceeds $.0025 at the Valuation Time, as computed by using such market values in accordance with the policies and procedures established by the Company (or as otherwise mutually determined by the Board of the Trust and the Company), either the Board of the Trust or of the Company shall have the right to postpone the Valuation Time until such time as the per share difference is less than $.0025.

          2.3. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets minus the Liabilities determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with paragraph 2.2.

          2.4. All computations and calculations of value shall be made in accordance with the regular practices of the Acquiring Fund.

          3. CLOSING AND CLOSING DATE.

          3.1. The exchange of the Assets and Liabilities of the Acquired Fund for Acquiring Fund Shares according to the terms of this Agreement (the "Closing") shall occur ____________, 1998 or at such later date as the parties may mutually agree (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at _:__ p.m., Eastern time, at the offices of ________________________, or such other time and/or place as the parties may mutually agree.

          3.2. The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Acquired Fund's portfolio securities, cash and any other assets have been presented for examination to the Acquiring Fund prior to the Closing Date and have been delivered in proper form to the Acquiring Fund.

          3.3. If at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of either party shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of either party is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

          3.4. The transfer agent for the Acquired Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of the Acquired Fund owned by each such Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

          4. REPRESENTATIONS AND WARRANTIES.

          4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Company, on behalf of the Acquiring Fund, as follows:

               (a) The Acquired Fund is a series of the Trust, a business trust duly organized and validly existing and in good standing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement.

               (b) The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, of which the Acquired Fund is a separate ____4____ portfolio, and such registration has not been revoked or rescinded and is in full force and effect.

--------
4 Insert diversified for all DG Funds, except DG International Equity Fund. Insert non-diversified for DG International Equity Fund.

               (c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1993 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "SEC") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

               (d) The Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result, in any material violation of the Trust's Declaration of Trust, as the same may have been amended (the "Trust's Trust Agreement"), or its Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Trust is a party or by which it is bound.

               (e) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

               (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Trust's knowledge threatened against the Trust with respect to the Acquired Fund or any of its properties or assets which, if adversely determined, would adversely affect the Acquired Fund's financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such litigation, proceeding or investigation, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated.

               (g) The Statements of Assets and Liabilities of the Acquired Fund from its commencement of operations through its fiscal year ended February 28, 1998 have been audited by KPMG Peat Marwick LLP, independent auditors, and are in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Company) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

               (h) Since February 28, 1998, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in Section 1.3 hereof.

               (i) At the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

               (j) The Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code; for each fiscal year of its operation ended prior to the Closing Date, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; based on the Acquired Fund's activities and operations through the Closing Date, the Acquired Fund will continue to meet all such requirements for its taxable year (or portion thereof) that ends on or includes the Closing Date; and the Acquired Fund will monitor its activities and operations through the Closing Date to assure compliance with the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M did not apply.

               (k) The Liabilities were incurred by the Acquired Fund in the ordinary course of its business.

               (l) The Acquired Fund is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

               (m) The Acquired Fund will distribute the Acquiring Fund Shares it receives in the Reorganization to the Acquired Fund Shareholders.

               (n) The Acquired Fund will be terminated as soon as reasonably practicable after the Reorganization.

               (o) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

               (p) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder.

               (q) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Acquired Fund Shareholders and assuming due authorization, execution and delivery hereof by the Company, on behalf of the Acquiring Fund, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

               (r) With respect to facts relating to the Acquired Fund, the prospectus/proxy statement and statement of additional information (the "Proxy Statement") included in the Registration Statement (referred to in paragraph 5.5) and the information incorporated by reference into the Registration Statement (other than information therein that has been furnished by the Company) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

          4.2. The Company, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

               (a) The Acquiring Fund is a series of the Company, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted and to carry out this Agreement.

               (b) The Company is registered under the 1940 Act as an open-end, management investment company, of which the Acquiring Fund is a separate ____5____ portfolio, and such registration has not been revoked or rescinded and is in full force and effect.

--------
5 Insert diversified for all ISG Portfolios, except ISG International Equity Portfolio and ISG Limited Duration U.S. Government Portfolio. Insert non-diversified for ISG International Equity Portfolio and ISG Limited Duration U.S.
         Government Portfolio.

               (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

               (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in any material violation of the Company's Charter or its Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.

               (e) The Acquiring Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

               (f) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Company's knowledge threatened against the Company with respect to the Acquiring Fund or any of its properties or assets which, if adversely determined, would adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Company knows of no facts which might form the basis for the institution of such litigation, proceeding or investigation, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein.

               (g) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The Statements of Assets and Liabilities of the Acquiring Fund from its commencement of operations through its fiscal year ended December 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, and are in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Trust) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein; the unaudited statement of assets and liabilities of the Acquiring Fund for the six month period ended June 30, 1998, are in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Trust) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

               (h) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] Since June 30, 1998, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities as of June 30, 1998 referred to in Section 4.2(g) hereof.

               (i) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] At the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Company's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

               (j) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code; for each fiscal year of its operation ended prior to the Closing Date, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; it will continue to meet all such requirements for its taxable year that includes the Closing Date; and it has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M did not apply.

               (k) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

               (l) The Acquiring Fund is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

               (m) The Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Acquired Fund Shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business.

               (n) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The Acquiring Fund (i) will, after the Reorganization, continue the historic business that the Acquired Fund conducted before the Reorganization, (ii) has no plan or intention to sell or otherwise dispose of more than 10% of the Assets by value, except for dispositions made in the ordinary course of that business (i.e., dispositions resulting from investment decisions made after the Reorganization on the basis of investment considerations independent of the Reorganization) and dispositions necessary to maintain its status as a regulated investment company, and (iii) expects to use a significant portion of the Acquired Fund's historic business assets in that business.

               [APPLICABLE ONLY WITH RESPECT TO ISG LARGE CAP EQUITY PORTFOLIO, ISG GOVERNMENT INCOME PORTFOLIO, ISG INTERNATIONAL EQUITY PORTFOLIO, ISG MUNICIPAL INCOME PORTFOLIO AND ISG SMALL CAP OPPORTUNITY PORTFOLIO] The Acquiring Fund (i) will, after the Reorganization, continue the historic business that the Acquired Fund conducted before the Reorganization in a substantially unchanged manner, and (ii) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business (i.e., dispositions resulting from investment decisions made after the Reorganization on the basis of investment considerations independent of the Reorganization) and dispositions necessary to maintain its status as a regulated investment company.

               (o) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another corporation or business trust or any "fund" thereof (within the meaning of Section 851(g)(2) of the Code) following the Reorganization.

               (p) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The Acquiring Fund does not own, directly or indirectly, nor on the Closing Date will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of the Acquired Fund.

               (q) All issued and outstanding shares of the Acquiring Fund are, and (including the shares of the Acquiring Fund that are issued in the Reorganization) at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

               (r) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Company's Board, and, subject to the approval of the Acquired Fund Shareholders and assuming due authorization, execution and delivery hereof by the Trust, on behalf of the Acquired Fund, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

               (s) With respect to facts relating to the Acquiring Fund, the Proxy Statement included in the Registration Statement (referred to in paragraph 5.5) and the information incorporated by reference into the Registration Statement (other than information therein that has been furnished by the Trust) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

               (t) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] Immediately after the Reorganization, the Acquired Fund Shareholders will be in "control" of the Acquiring Fund within the meaning of
Section 304(c) of the Code.

               [APPLICABLE ONLY WITH RESPECT TO ISG LARGE CAP EQUITY PORTFOLIO, ISG GOVERNMENT INCOME PORTFOLIO, ISG INTERNATIONAL EQUITY PORTFOLIO, ISG MUNICIPAL INCOME PORTFOLIO, AND ISG SMALL CAP OPPORTUNITY PORTFOLIO] Immediately after the Reorganization, the Acquired Fund Shareholders will own all of the outstanding shares of the Acquiring Fund and will own such shares solely by reason of their ownership of Acquired Fund shares immediately before the Reorganization.

               (u) [APPLICABLE ONLY WITH RESPECT TO ISG LARGE CAP EQUITY PORTFOLIO, ISG GOVERNMENT INCOME PORTFOLIO, ISG INTERNATIONAL EQUITY PORTFOLIO, ISG MUNICIPAL INCOME PORTFOLIO, AND ISG SMALL CAP OPPORTUNITY PORTFOLIO] Immediately after the Reorganization, the Acquiring Fund will possess the same assets and liabilities, except for any assets used to pay expenses incurred in connection with the Reorganization, as those possessed by the Acquired Fund immediately prior to the Reorganization. Any assets used to pay expenses incurred in connection with the Reorganization and all redemptions and distributions (except for regular, normal dividends) made by the Acquired Fund immediately before the Reorganization will, in the aggregate, constitute less than 1% of the net assets of the Acquired Fund.

          4.3. Each of the Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, represents and warrants to the other as follows:

               (a) The fair market value of the Acquiring Fund Shares, when received by the Acquired Fund Shareholders, will be approximately equal to the fair market value of their Acquired Fund shares constructively surrendered in exchange therefor.

               (b) Its management (i) is unaware of any plan or intention of Acquired Fund Shareholders to redeem or otherwise dispose of any portion of the Acquiring Fund Shares to be received by them in the Reorganization and (ii) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Acquired Fund as a series of an open-end investment company. Consequently, its management expects that the percentage of Acquired Fund Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS. Nor does its management anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization.

               (c) The Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

               (d) The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject.

               (e) [APPLICABLE ONLY WITH RESPECT TO DG LIMITED TERM GOVERNMENT INCOME FUND, DG PRIME MONEY MARKET FUND, DG TREASURY MONEY MARKET FUND, ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The total adjusted basis of the Assets will equal or exceed the sum of the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject.

               (f) There is no intercompany indebtedness between the Acquired Fund and the Acquiring Fund that was issued or acquired, or will be settled, at a discount.

               (g) [APPLICABLE ONLY WITH RESPECT TO DG LIMITED TERM GOVERNMENT INCOME FUND, DG PRIME MONEY MARKET FUND, DG TREASURY MONEY MARKET FUND, ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] Pursuant to the Reorganization, the Acquired Fund will transfer to the Acquiring Fund, and the Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Reorganization. For purposes of this representation, any amounts used by the Acquired Fund to pay its Reorganization expenses and redemptions and distributions made by it immediately before the Reorganization (except for (i) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay Federal income tax and/or excise tax under Section 4982 of the Code and (ii) redemptions not made as part of the Reorganization) will be included as assets thereof held immediately before the Reorganization.

               (h) None of the compensation received by any Acquired Fund Shareholder who is an employee of the Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund shares held by such Acquired Fund Shareholder-employee; none of the Acquiring Fund Shares received by any such Acquired Fund Shareholder-employee will be separate consideration for, or allocable to, any employment agreement; and the consideration paid to any such Acquired Fund Shareholder-employee will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services.

          5. COVENANTS OF THE FUNDS.

          5.1. Each Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

          5.2. The Trust will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          5.3. Subject to the provisions of this Agreement, the Trust and Company will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

          5.4. As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Company, in such form as is reasonably satisfactory to the Company, a statement of the earnings and profits of the Acquired Fund for Federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

          5.5. The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, shall cooperate in the provision of all information reasonably necessary for the preparation and filing of the registration statement of the Company relating to the Acquiring Fund Shares on Form N-14, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, if applicable, state Blue Sky laws (the "Registration Statement"), including the Proxy Statement, referred to in paragraph 4.1(r), in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

          5.6. The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, shall cooperate in the preparation and filing as promptly as practicable with the Securities and Exchange Commission of an application, in form and substance reasonably satisfactory to their respective counsel, for exemptive relief from the provisions of Section 17 of the 1940 Act, and from any other provision of the 1940 Act deemed necessary or advisable by such counsel, to permit consummation of the transactions contemplated herein (the "Exemptive Application"). The Trust and the Company shall use all reasonable efforts to obtain the relief requested by the Exemptive Application.

          5.7. The Company, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

          6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          6.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

          6.2. The Trust, on behalf of the Acquired Fund, shall have delivered to the Company, on behalf of the Acquiring Fund, at the Closing a statement of the Assets and Liabilities, including a schedule of the Assets setting forth for all of the Acquired Fund's portfolio securities their adjusted tax basis and holding periods by lot, as of the Closing Date, certified by the Trust's Treasurer.

          6.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Company, on behalf of the Acquiring Fund, at the Closing a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance satisfactory to the Company, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request.

          7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

          The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          7.1. All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

          7.2. The Company, on behalf of the Acquiring Fund, shall have delivered to the Trust on the Closing Date a certificate executed in its name by the Company's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Trust, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

          8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to either Fund, the other party to this Agreement shall, at its option, not be required to complete the transactions contemplated by this Agreement.

          8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Trust Agreement.

          8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky and securities authorities) deemed necessary by the Trust or Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either party hereto may for itself waive any of such conditions.

          8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

          8.5. The relief requested by the Exemptive Application shall have been granted in form and substance reasonably satisfactory to the respective counsel for the Trust and the Company.

          8.6. Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend and/or other distribution which, together with all previous dividends and other distributions, shall have the effect of distributing to the Acquired Fund Shareholders all of the Acquired Fund's investment company taxable income for all taxable years ended prior to the Closing Date and for its current taxable year through the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code for all such taxable years (or portion thereof); and all of its net capital gain realized in all such taxable years (or portion thereof)(after reduction for any capital loss carryforward).

          8.7. The parties shall have received an opinion of Stroock & Stroock & Lavan LLP as to the Federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraphs 6.3 and 7.2 of this Agreement. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for Federal income tax purposes:

               (a) The Acquired Fund's transfer of the Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, followed by the Acquired Fund's distribution of those shares to the Acquired Fund Shareholders constructively in exchange for their Acquired Fund shares, will constitute a "reorganization" within the meaning of Section 368(a)(1) ____(6)____ of the Code; (b) No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities; (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities or upon the subsequent distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in constructive exchange for their shares of the Acquired Fund; (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares; (e) The aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such Shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization); and (f) The Acquiring Fund's tax basis for the Assets will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund's holding period for the Assets will include the period during which the Assets were held by the Acquired Fund.

--------
6        Insert D or F, as appropriate.

          9. TERMINATION OF AGREEMENT.

          9.1. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or the Company, at any time prior to the Closing (notwithstanding any vote of the Acquired Fund Shareholders) if circumstances should develop that, in the opinion of the Board of the Trust or the Company, make proceeding with this Agreement inadvisable.

          9.2. If this Agreement is terminated and the Reorganization is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members, or officers of the Trust or the Company or the shareholders of either Fund, in respect of this Agreement.

          10. WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Trust or the Company if, in the judgment of such Board, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the Acquired Fund's shareholders or the Acquiring Fund's shareholders, as the case may be.

          11. MISCELLANEOUS.

          11.1. None of the representations and warranties included or provided for herein shall survive consummation of the Reorganization.

          11.2. This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

          11.3. This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Company, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, shall be governed and construed in accordance with the internal laws of the State of Maryland and The Commonwealth of Massachusetts, respectively, without giving effect to principles of conflict of laws; and provided further that, in the case of any conflict between any such laws and the Federal securities laws, the Federal securities laws shall govern.

          11.4. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

          11.5. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          11.6. (a) The names ____"7"____ and "Trustees of DG Investor Series" refer respectively to the Acquired Fund and the Trust's Trustees, as trustees but not individually or personally, acting from time to time under the Trust's Trust Agreement, a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of the Trust, on behalf of the Acquired Fund, entered into by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trust's Trustees, or shareholders or representatives of the Acquired Fund personally, but bind only the Acquired Fund's property, and all persons dealing with shares of the Acquired Fund must look solely to the Acquired Fund's property for the enforcement of any claims against the Acquired Fund.

--------

7 Insert DG Equity Fund, DG Government Income Fund, DG International Equity Fund, DG Limited Term Government Income Fund, DG Municipal Income Fund, DG Opportunity Fund, DG Prime Money Market Fund or DG Treasury Money Market Fund, as appropriate.

               (b) The obligations of the Company, on behalf of the Acquiring Fund, hereunder are binding only upon the assets and property of the Acquiring Fund, and all persons dealing with shares of the Acquiring Fund must look solely to the Acquiring Fund's assets and property for the enforcement of any claims against the Acquiring Fund.

          IN WITNESS WHEREOF, the Company, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on their behalf by their duly authorized representatives as of the date first above written.



                                  THE INFINITY MUTUAL FUNDS,
                                  INC., on behalf of its    *
                                  PORTFOLIO



                                  By: __________________________



ATTEST: __________________________
        __________________________



                                  DG INVESTOR SERIES, on behalf
                                  of its    **    FUND



                                  By: __________________________


ATTEST: __________________________
        __________________________


--------

* Insert ISG LARGE CAP EQUITY, ISG GOVERNMENT INCOME, ISG INTERNATIONAL EQUITY, ISG LIMITED DURATION U.S. GOVERNMENT, ISG MUNICIPAL INCOME, ISG SMALL CAP OPPORTUNITY, ISG PRIME MONEY MARKET OR ISG U.S. TREASURY MONEY MARKET, as appropriate.

** Insert DG EQUITY, DG GOVERNMENT INCOME, DG INTERNATIONAL EQUITY, DG LIMITED TERM GOVERNMENT INCOME, DG MUNICIPAL INCOME, DG OPPORTUNITY, DG PRIME MONEY MARKET or DG TREASURY MONEY MARKET, as appropriate.

                                   APPENDIX D
                               DG INVESTOR SERIES
                              NEW ADVISORY CONTRACT

     This Contract is made this 1st day of May, 1998, between ParkSouth Corporation, a Mississippi corporation having its principal place of business in Jackson, Mississippi (the "Adviser"), and DG Investor Series, a Massachusetts business trust having its principal place of business in Pittsburgh, Pennsylvania (the "Trust").

     WHEREAS the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940, as amended, and is registered as such with the Securities and Exchange Commission; and

     WHEREAS Adviser is engaged in the business of rendering investment advisory and management services.

     NOW, THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

     1. The Trust hereby appoints Adviser as Investment Adviser for each of the portfolios ("Funds") of the Trust which executes an exhibit to this Contract, and Adviser accepts the appointments. Subject to the direction of the Trustees, Adviser shall provide investment research and supervision of the investments of the Funds and conduct a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each Fund's assets.

     2. Adviser, in its supervision of the investments of each of the Funds will be guided by each of the Fund's investment objective and policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statements and exhibits as may be on file with the Securities and Exchange Commission.

     3. Each Fund shall pay or cause to be paid all of its own expenses and its allocable share of Trust expenses, including, without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of Trustees and officers of the Trust; fees for investment advisory services and administrative personnel and services; expenses incurred in the distribution of its shares ("Shares"), including expenses of administrative support services; fees and expenses of preparing and printing its Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and any amendments thereto; expenses of registering and qualifying the Trust, the Funds, and Shares of the Funds under federal and state laws and regulations; expenses of preparing, printing, and distributing prospectuses (and any amendments thereto) to shareholders; interest expense, taxes, fees, and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase, and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting, and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Funds. Each Fund will also pay its allocable share of such extraordinary expenses as may arise including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

     4. Each of the Funds shall pay to Adviser, for all services rendered to each Fund by Adviser hereunder, the fees set forth in the exhibits attached hereto.

     5. The net asset value of each Fund's Shares as used herein will be calculated to the nearest 1/10th of one cent.

     6. The Adviser may from time to time and for such periods as it deems appropriate reduce its compensation (and, if appropriate, assume expenses of one or more of the Funds) to the extent that any Fund's expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective.

     7. This Contract shall begin for each Fund as of the date of execution of the applicable exhibit and shall continue in effect with respect to each Fund presently set forth on an exhibit (and any subsequent Funds added pursuant to an exhibit during the initial term of this Contract) for two years from the date of this Contract set forth above and thereafter for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party cast in person at a meeting called for that purpose; and (b) Adviser shall not have notified a Fund in writing at least sixty (60) days prior to the anniversary date of this Contract in any year thereafter that it does not desire such continuation with respect to that Fund. If a Fund is added after the first approval by the Trustees as described above, this Contract will be effective as to that Fund upon execution of the applicable exhibit and will continue in effect until the next annual approval of this Contract by the Trustees and thereafter for successive periods of one year, subject to approval as described above.

     8. Notwithstanding any provision in this Contract, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of the shareholders of that Fund on sixty
(60) days' written notice to Adviser.

     9. This Contract may not be assigned by Adviser and shall automatically terminate in the event of any assignment. Adviser may employ or contract with such other person, persons, corporation, or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract.

     10. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under this Contract on the part of Adviser, Adviser shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

     11. This Contract may be amended at any time by agreement of the parties provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust including a majority of the Trustees who are not parties to this Contract or interested persons of any such party to this Contract (other than as Trustees of the Trust) cast in person at a meeting called for that purpose, and, where required by Section 15(a)(2) of the Act, on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

     12. The Adviser acknowledges that all sales literature for investment companies (such as the Trust) are subject to strict regulatory oversight. The Adviser agrees to submit any proposed sales literature for the Trust (or any Fund) or for itself or its affiliates which mentions the Trust (or any Fund) to the Trust's distributor for review and filing with the appropriate regulatory authorities prior to the public release of any such sales literature, provided, however, that nothing herein shall be construed so as to create any obligation or duty on the part of the Adviser to produce sales literature for the Trust (or any Fund). The Trust agrees to cause its distributor to promptly review all such sales literature to ensure compliance with relevant requirements, to promptly advise Adviser of any deficiencies contained in such sales literature, to promptly file complying sales literature with the relevant authorities, and to cause such sales literature to be distributed to prospective investors in the Trust.

     13. Adviser is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations pursuant to this Contract of a particular Fund and of the Trust with respect to that particular Fund be limited solely to the assets of that particular Fund, and Adviser shall not seek satisfaction of any such obligation from any other Fund, the shareholders of any Fund, the Trustees, officers, employees or agents of the Trust, or any of them.

     14. The Trust and the Funds are hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of the Adviser and agree that the obligations assumed by the Adviser pursuant to this Contract shall be limited in any case to the Adviser and its assets and, except to the extent expressly permitted by the Investment Company Act of 1940, as amended, the Trust and the Funds shall not seek satisfaction of any such obligation from the shareholders of the Adviser, the Trustees, officers, employees, or agents of the Adviser, or any of them.

     15. This Contract shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

     16. This Contract will become binding on the parties hereto upon their execution of the attached exhibits to this Contract.

                                    EXHIBIT A
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                          DG TREASURY MONEY MARKET FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to .50 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of .50 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------



ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT B
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                     DG LIMITED TERM GOVERNMENT INCOME FUND


     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.60 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.60 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.



ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT C
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                            DG GOVERNMENT INCOME FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.60 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.60 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT D
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                                 DG EQUITY FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.75 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.75 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT E
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                            DG MUNICIPAL INCOME FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.60 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.60 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT F
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                               DG OPPORTUNITY FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.95 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.95 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.

ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT G
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                           DG PRIME MONEY MARKET FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.50% of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.50 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT H
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                          DG INTERNATIONAL EQUITY FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.

ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT J
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES

     During the period from and including May 1, 1998 (the "Escrow Beginning Date") until the date of approval by shareholders of the relevant Funds of the Trust in conformity with the provisions of the Investment Company Act of 1940 (the "1940 Act"), including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all advisory fees (the "Advisory Fees") payable under this Investment Advisory Contract (the "Management Agreement") shall be paid in accordance with this Exhibit J. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Advisory Fees shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Advisory Fees (including interest earned on such Advisory Fees) will be paid to ParkSouth Corporation (the "Adviser") only if shareholders of each Fund approve the Management Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Advisory Fees will be released by the Escrow Agent from the Escrow Account to the Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Trust stating that the Management Agreement has received the requisite shareholder vote. In the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Trust shall execute and deliver to the Escrow Agent, no later than December 31, 1998, a certificate stating that the requisite shareholder vote has not been obtained and that the Advisory Fees (and interest) in the Escrow Account should be paid over to the respective Funds of the Trust to which such Advisory Fees (and interest) relate. The provisions of this Exhibit J shall terminate and be of no further force and effect, and may be removed from the Management Agreement, upon (i) the Escrow Termination Date, or
(ii) December 31, 1998.

                                   APPENDIX E

                               DG INVESTOR SERIES

                           NEW SUB-ADVISORY AGREEMENT

      THIS INVESTMENT SUB-ADVISORY AGREEMENT (the "Agreement") is made and entered into as of the 1st day of May, 1998 by and between ParkSouth Corporation (the "Adviser") and Womack Asset
Management (the "Sub-Adviser").

                             PRELIMINARY STATEMENTS

     A. DG Investor Series, a Massachusetts business trust (the "Trust"), is an open-end management company as defined in the Investment Company Act of 1940 and is registered as such with the Securities and Exchange Commission.

     B. The Adviser has been retained by the Trust under the Investment Advisory Contract dated as of May 1, 1998 (the "Contract") to act as investment adviser with respect to each of the Trust's investment portfolios, including the DG Opportunity Fund (the "Fund").

     C. The Adviser is authorized under the Contract to "contract with such other person, persons, corporation, or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract."

     D. The Adviser wishes to retain the Sub-Adviser to provide, and the Sub-Adviser wishes to render, portfolio management services for the Fund, all upon the terms and conditions set forth in this Agreement.

     NOW, THEREFORE, in consideration of the mutual promises and the covenants herein contained, the Adviser and the Sub-Adviser agree as follows:

     1. APPOINTMENT. The Adviser hereby appoints the Sub- Adviser to act as a discretionary sub-adviser to the Fund for all assets of the Fund other than cash and cash equivalents. The Sub-Adviser hereby accepts the appointment and agrees to use its best professional judgment to make and implement investment decisions for the Fund in accordance with the provisions of this Agreement.

     2. DUTIES OF THE SUB-ADVISER.

          (a) Subject to the direction and control of the Adviser and the Board of Trustees of the Trust, the Sub-Adviser shall be responsible for the management of the investment operations of the Fund and the determination of what portion of the Fund's assets will be held in cash and cash equivalents and what portion will be invested in equity securities and other assets. Any cash and cash equivalents in the Fund shall be managed by the Adviser. The Sub-Adviser is hereby authorized to select portfolio securities for investment, to determine whether to purchase and sell securities for the Fund, and upon making any purchase or sale decision for the Fund, to place orders for the execution of such portfolio transactions in accordance with Section 4 of this Agreement and any operational procedures that may be specified by the Adviser from time to time ("Operational Procedures"). The Sub-Adviser shall consult with the Adviser upon the Adviser's reasonable request with respect to any investment decision made by it for the Fund and assist the Adviser and the Trust's officers in connection with the operation of the Fund and perform any further acts that may be necessary to effectuate the purposes of this Agreement.

          (b) In providing portfolio management services to the Fund, the Sub-Adviser shall be subject to such investment restrictions as are set forth in the Investment Company Act of 1940 and rules thereunder; the Internal Revenue Code; applicable state securities laws; the supervision and control of the Board of Trustees; such specific instructions as the Board of Trustees may adopt and as may be communicated to the Sub-Adviser; the investment objectives, policies and restrictions of the Fund; and instructions from the Adviser.

     3. SUPERVISION AND COMPLIANCE. Notwithstanding any provision of this Agreement, the Adviser shall retain all rights to supervise, and, in its discretion, conduct investment advisory activities relating to the Fund. The activities of the Sub- Adviser shall be subject at all times to the direction and control of the Board of Trustees of the Trust and the Adviser, and shall comply with: (a) the Declaration of Trust and By-Laws of the Trust; (b) the Registration Statement of the Trust, as it may be amended from time to time, including the investment objectives and policies set forth therein; (c) the Investment Company Act of 1940 and the Investment Advisers Act of 1940 and the regulations thereunder; (d) the Internal Revenue Code and the regulations thereunder applicable to regulated investment companies; (e) any other applicable laws or regulations; and (f) such other limitations as the Adviser or the Board of Trustees of the Trust may adopt. The Sub-Adviser shall comply with all requests by the officers and agents of the Trust to review, examine or audit any records concerning the Sub-Adviser's investment advisory activities in connection with the Fund. The Sub-Adviser shall provide all information, records or other materials as the Adviser may reasonably request in order to oversee compliance by the Sub-Adviser with the provisions of this Agreement and with applicable law and shall take such actions or refrain from taking such actions as the Adviser in its best judgment may reasonably request as necessary to promote or ensure such compliance.

     4. PURCHASE AND SALE OF SECURITIES. The Sub-Adviser shall place orders for the purchase or sale of securities on behalf of the Fund with any broker and/or dealer who deals in such securities, all in the manner as set forth herein and in accordance with the Operational Procedures.

          (a) In placing orders with brokers and/or dealers, the Sub-Adviser shall use its best efforts to obtain the best net price and the most favorable execution of its orders, after taking into account all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker and/or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Consistent with this obligation, the Sub-Adviser may, to the extent permitted by law, purchase and sell portfolio securities using brokers who provide brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of the Fund and/or other accounts over which the Sub-Adviser or the Adviser exercises investment discretion. The Sub-Adviser is authorized to pay a broker who provides such brokerage and research services a commission for effecting a securities transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of brokerage and research services provided by such broker. This determination may be viewed in terms of either that particular transaction or of the overall responsibilities of the Sub-Adviser with respect to the accounts as to which it exercises investment discretion.

          (b) Notwithstanding the foregoing, the Board of Trustees and the Adviser periodically may review the commissions paid by the Fund and determine whether those commissions were reasonable in relation to the brokerage and research services received.

     5. EXPENSES. The Sub-Adviser shall furnish, at its own expense, all office space, office facilities, equipment and personnel necessary or appropriate to the performance of its duties under this Agreement. The Sub-Adviser also shall pay the salaries of all personnel performing services related to the Sub-Adviser's duties under this Agreement.

     6. COMPENSATION OF THE SUB-ADVISER. In consideration of the services to be rendered by the Sub-Adviser under this Agreement, the Adviser shall pay the Sub-Adviser a fee as set forth in EXHIBIT A to this Agreement.

     7. SERVICES TO OTHERS. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed exclusive, and, except as may be provided in any other agreement between the Sub- Adviser and the Adviser, the Sub-Adviser may render services to others and to engage in other activities, so long as such services and activities do not adversely affect the Sub-Adviser's ability to perform its obligations under this Agreement; provided, however, that during the term of this Agreement, the Sub-Adviser shall not render any portfolio management services to any other open-end management company except with the prior written consent of the Adviser.

     8. REPRESENTATIONS, WARRANTIES, AND AGREEMENTS OF THE SUB-ADVISER.

          (a) As of the Effective Date of this Agreement (as defined below in Section 10(a) of this Agreement), the Sub- Adviser will be registered as an "investment adviser" under the Investment Advisers Act of 1940.

          (b) The Sub-Adviser will comply with the provisions of the Adviser's written code of ethics and any policies and procedures thereunder (including any sanctions imposed by the Adviser), and with the Adviser's policies and procedures designed to detect and prevent the misuse of material, nonpublic information that are applicable to its sub-advisory services rendered under this Agreement. In addition, the Sub-Adviser will adopt or has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Investment Company Act of 1940, will provide the Adviser with a copy of that code of ethics and evidence of its adoption, and will make such reports to the Trust as required by Rule 17j-1. The Sub-Adviser will also adopt or has adopted policies and procedures sufficient to enable the Sub-Adviser to detect and prevent the misuse of material, nonpublic information by the Sub-Adviser or any person associated with the Sub-Adviser, in compliance with the federal and state securities laws.

          (c) The Sub-Adviser will prepare, maintain, keep current and preserve on behalf of the Trust and the Adviser all records concerning the Sub-Adviser's activities in connection with the Fund that the Fund is required by law to maintain, including, but not limited to, records required under paragraphs
(b)(5), (b)(6), (b)(9), (b)(10), and (f) of Rule 31a-1 under the Investment Company Act (a summary of these provisions as currently in effect is attached hereto as EXHIBIT B). Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 under the Investment Company Act of 1940 that are prepared by the Sub-Adviser on behalf of the Fund are the property of the Fund and will be surrendered promptly on request to the Fund or any person acting on behalf of the Trust during the term of this Agreement and at any time after the termination of this Agreement. The Sub-Adviser will comply with all reasonable requests for information by the Adviser or the Trust's officers or Board of Trustees, including information required for the Fund's filings with the Securities and Exchange Commission and state securities commissions.

          (d) The Sub-Adviser will promptly after filing with the Securities and Exchange Commission any amendment to its Form ADV furnish a copy of such amendment to the Trust and the Adviser.

          (e) The Sub-Adviser will immediately notify the Adviser of the occurrence of any event which would disqualify the Sub-Adviser from serving as an investment adviser of an investment company under Section 9(a) of the Investment Company Act or otherwise.

     9. LIMITATIONS ON LIABILITY; INDEMNIFICATION.

          (a) The Sub-Adviser hereby is notified expressly of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations under this Agreement of the Fund and of the Trust with respect to the Fund are limited solely to the assets of the Fund, and the Sub-Adviser shall not seek satisfaction of any such obligation from any other investment portfolio of the Trust; any shareholders of any investment portfolio; any Trustee; or officers, employees or agents of the Trust.

          (b) The Sub-Adviser shall give the Adviser and the Trust the benefit of its best judgment and efforts in rendering services under this Agreement. The Sub-Adviser agrees to indemnify and hold harmless the Adviser, its shareholders, officers, directors, employees, agents and affiliates (referred to collectively herein as the Adviser) from and against any and all claims, demands, judgments, losses, costs, expenses (including, without limitation, court costs and attorneys' fees), liabilities, or damages, which at any time or from time to time may be paid, incurred or suffered by or asserted against the Adviser, arising out of, based upon or resulting from any act or omission of the Sub-Adviser in performing its obligations under this Agreement; provided, however, that the Sub-Adviser shall not be obligated to indemnify the Adviser to the extent that such matters arise from or are caused by the Adviser's willful malfeasance or bad faith.

     10.  EFFECTIVE DATE; TERMINATION; AND ASSIGNMENT.

          (a) This Agreement shall become effective as of the Effective Date as defined below and shall continue in effect for two years from the Effective Date and thereafter for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions in this Agreement if: (i) such continuation is specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust), cast in person at a meeting called for that purpose, and, where required under the Investment Company Act of 1940, by vote of a majority of the outstanding voting securities of the Fund; and (ii) neither party has notified the other in writing at least sixty (60) days prior to the anniversary date of the Effective Date in any year thereafter that it does not desire such continuation. The Effective Date is the date on which this Agreement is approved by the vote of a majority of the outstanding voting securities of the Fund.

          (b) This Agreement may be terminated at any time without the payment of any penalty (i) by action of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund upon sixty (60) days' written notice to the Sub-Adviser and (ii) in the event of termination of the Contract for any reason whatsoever. This Agreement also may be terminated at any time by the Adviser (i) on account of the Sub- Adviser's repeated failure to comply with the Adviser's requests or instructions issued hereunder, or (ii) in the event of a breach of fiduciary duty by the Sub-Adviser.

          (c) Termination of this Agreement will not affect (i) the validity of any action previously taken by the Adviser or the Sub-Adviser under this Agreement or (ii) liabilities or obligations of the parties from transactions initiated before termination of this Agreement. Anything herein to the contrary notwithstanding, termination of this Agreement shall not affect the indemnification provisions set forth above in Section 9 of this Agreement, which shall remain operative and in full force and effect notwithstanding such termination.

          (d) The Agreement shall terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940 and any rules thereunder, as they may be interpreted by the staff of the Securities and Exchange Commission).

          (e) So long as both the Adviser and the Sub-Adviser shall be legally qualified to act an investment adviser to the Fund, neither the Adviser nor the Sub-Adviser shall act as an investment adviser (as such term is defined in the Investment Company Act of 1940) to the Fund except as provided herein and in the Contract or in such other manner as may be expressly agreed between the Adviser and the Sub-Adviser; provided, however, that if the Adviser or the Sub-Adviser shall resign or for any reason by unable or unwilling to serve prior to the end of the term of this Agreement, the remaining party, the Sub-Adviser or the Adviser as the case may be, shall not be prohibited from serving as an investment adviser to the Fund by reason of the provisions of this Subsection 10(e).

     11. GOVERNING LAW. This Agreement shall be construed in accordance with the laws of the Commonwealth of Pennsylvania without giving effect to the choice of law provisions thereof, to the extent that such laws are consistent with provisions of the Investment Company Act of 1940 and the regulations thereunder.

     12. AMENDMENT. This Agreement may be amended from time to time by agreement of the parties; provided, however, such amendment shall be approved by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust), cast in person at a meeting called for that purpose, and, where required under the Investment Company Act of 1940, by vote of a majority of the outstanding voting securities of the Fund.

     13. WAIVER. The failure of either party to insist, in one or more instances, upon strict performance of the obligations of this Agreement, or to exercise any rights contained herein, shall not be construed as a waiver, or relinquishment for the future of such obligation or right, which shall remain and continue in full force and effect.

     14. MISCELLANEOUS. The captions in this Agreement are included for the convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. Should any part of this Agreement be held or made invalid by a court decision, statute, regulation, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

     IN WITNESS WHEREOF, the Adviser and the Sub-Adviser have caused this Agreement to be executed and delivered in their names and on their behalf by the undersigned, duly authorized officers, all as of the day and year first above written.

                                 PARKSOUTH CORPORATION


                                 By:------------------------------------------
                                    Name: Raymond F. Thompson, Jr.
                                    Title: President and Chief
                                           Executive Officer


                                 WOMACK ASSET MANAGEMENT, INC.


                                 By:------------------------------------------
                                    Name:  William A. Womack
                                    Title: President

                                    EXHIBIT A

                               DG INVESTOR SERIES

                               DG OPPORTUNITY FUND

                             Sub-Advisory Agreement

                                SUB-ADVISORY FEES


     For all services rendered by the Sub-Adviser hereunder, the Adviser shall pay, on a monthly basis, a Sub-Advisory Fee, based on the average daily net assets of the Fund under management by the Sub-Adviser during the preceding month, as described below. The Sub-Advisory fee shall be the sum of: 0.32% of average daily net assets up to $50 million; 0.075% of average daily net assets in excess of $50 million and up to $70 million; and 0.25% of average daily net assets in excess of $70 million. The Sub- Advisory Fee will be accrued daily, and for any period in which the Sub-Advisor provides portfolio management services under this Agreement for less than one full month, the Sub-Advisory Fee will be prorated by the number of the days of the month during which such services were rendered.

     Notwithstanding anything herein to the contrary, if the Sub- Advisory Fee received by the Sub-Adviser during the first year of this Agreement, when added to any other compensation paid by the Adviser to the Sub-Adviser for any purposes during the same one-year period, does not equal or exceed $190,000 (One Hundred Ninety Thousand Dollars) (the "Threshold Amount"), the Adviser shall pay, at its own expense and cost, any resulting shortfall at the end of that one-year period. If this Agreement is terminated before the end of that one-year period, there shall be subtracted from the Threshold Amount a percentage of the Threshold Amount equal to (x) a fraction equal to the number of the days of the one-year period remaining at the date of termination, divided by 365, multiplied by (y) a fraction equal to the total net assets of clients of the Adviser managed by the Sub-Adviser at the time of such termination ("Aggregate net Assets"), divided by the Aggregate Net Assets minus the amount, if any, of net assets of other clients remaining under management by the Sub-Adviser following such termination.

                                    EXHIBIT B

                               DG INVESTOR SERIES

                               DG OPPORTUNITY FUND

                             Sub-Advisory Agreement

                   RECORDS TO BE MAINTAINED BY THE SUB-ADVISER

     1. (RULE 31A-1(B)(5) AND (6) OF THE INVESTMENT COMPANY ACT OF 1940). A record of each brokerage order, and all other portfolio purchase and sales orders by the Sub-Adviser or on behalf of the Fund for, or in connection with, the purchase or sale of securities, whether executed or unexecuted. Such records shall include:

     A. The name of the broker,

     B. The terms and conditions of the order, and of any modification or cancellation thereof,

     C. The time of entry or cancellation,

     D. The price at which executed,

     E. The time of receipt of report of execution, and

     F. The name of the person who placed the order on behalf of the Fund.

     2. (RULE 31A-1(B)(9) OF THE INVESTMENT COMPANY ACT OF 1940). A record for each fiscal quarter, completed within ten (10) days after the end of the quarter, showing specifically the basis or bases upon which the allocation of orders for the purchase and sale of portfolio securities to brokers or dealers was made, and the division of brokerage commissions or other compensation on such purchase and sale orders. The record:

     A. Shall include the consideration given to:

        (i) the sale of shares of a feeder fund of the Portfolio

        (ii) the supplying of services or benefits by brokers or dealers to:

             (a) The Fund,

             (b) The Adviser,

             (c) Yourself (the Sub-Adviser), and

             (d) Any person other than the foregoing.

           (iii) Any other considerations other than the technical qualifications of the brokers and dealers as such.

        B. Shall show the nature of the services or benefits made available.

        C. Shall describe in detail the application of any general or specific formula or other determinant used in arriving at such allocation of purchase and sale orders and such division of brokerage commissions or other compensation.

        D. Shall include the name of the person responsible for making the determination of such allocation and such division of brokerage commissions or other compensation.

     3. (RULE 31A-1(B)(10) OF THE INVESTMENT COMPANY ACT OF 1940). A record in the form of an appropriate memorandum identifying the person or persons, committees, or groups authorizing the purchase or sale of portfolio securities. Where an authorization is made by a committee or group, a record shall be kept of the names of its members who participate in the authorization. There shall be retained as part of this record any memorandum, recommendation, or instruction supporting or authorizing the purchase or sale of portfolio securities and such other information as is appropriate to support the authorization.*

--------
* Such information might include: the current Form 10-K, annual and quarterly reports, press releases, reports by analysts and from brokerage firms (including their recommendations, i.e., buy, sell, hold), and any internal reports of portfolio manager reviews.

     4. (RULE 31A-1(F) OF THE INVESTMENT COMPANY ACT OF 1940). Such accounts, books and other documents as are required to be maintained by registered investment advisers by rule adopted under Section 204 of the Investment Advisers Act of 1940, to the extent such records are necessary or appropriate to record the Sub-Adviser's transactions made with respect to the Fund Account.

                                    EXHIBIT C
                                     to the
                             Sub-Advisory Agreement

                               DG INVESTOR SERIES
                        DG OPPORTUNITY FUND (THE "FUND")

     During the period from and including May 1, 1998 (the "Escrow Beginning Date") until the date of approval by shareholders of the Fund in conformity with the provisions of the Investment Company Act of 1940 (the "1940 Act"), including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all advisory fees (the "Advisory Fees") payable under this Sub-Advisory Agreement (the "Sub-Advisory Agreement") shall be paid in accordance with this Exhibit C. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Advisory Fees shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Advisory Fees (including interest earned on such Advisory Fees) will be paid to Womack Asset Management (the "Sub-Adviser") only if shareholders of the Fund approve the Sub-Advisory Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Advisory Fees will be released by the Escrow Agent from the Escrow Account to the Sub-Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Trust stating that the Sub-Advisory Agreement has received the requisite shareholder vote. In the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Trust shall execute and deliver to the Escrow Agent, no later than December 31, 1998, a certificate stating that the requisite shareholder vote has not been obtained and that the Advisory Fees (and interest) in the Escrow Account should be paid over to the Fund. The provisions of this Exhibit C shall terminate and be of no further force and effect, and may be removed from the Sub-Advisory Agreement, upon (i) the Escrow Termination Date, or (ii) December 31, 1998.

                                   APPENDIX F

                               DG INVESTOR SERIES

                           NEW SUB-ADVISORY AGREEMENT


     THIS AGREEMENT is made between ParkSouth Corporation, a Mississippi corporation (hereinafter referred to as "Adviser") and Lazard Asset Management, a division of Lazard Freres & Co. L.L.C., a New York limited liability company (hereinafter referred to as the "Sub-Adviser").

                                   WITNESSETH:

     That the parties hereto, intending to be legally bound hereby agree as follows:

     1. The Adviser in its capacity as investment adviser to the DG International Equity Fund (the "Fund"), a portfolio of DG Investor Series ("Trust"), appoints the Sub-Adviser as a discretionary investment sub-adviser to the Fund pursuant to the terms set forth in this Agreement.

     2. (a) The Sub-Adviser will deal in good faith and with due diligence and will use professional skill, care and judgment in the performance of its duties under this Agreement. In so doing, the Sub-Adviser shall formulate and implement a continuing program for the management of the assets of the Fund. The Sub-Adviser shall amend and update such program from time to time as financial and other economic conditions warrant. The Sub-Adviser shall make all determinations with respect to the investment of the assets of the Fund and shall take such steps as may be necessary to implement the same, including the placement of purchase and sale orders on behalf of the Fund. The Adviser shall be responsible for the administration of the investment activities of the Fund, including compliance with the requirements of the Investment Company Act of 1940, except for the investment management activities specifically delegated to the Sub-Adviser to this Agreement.

         (b) The Sub-Adviser will adopt or has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Investment Company Act of 1940, will provide the Adviser with a copy of the code of ethics and evidence of its adoption, and will make such reports to the Trust as required by Rule 17j-1. The Sub-Adviser will also adopt or has adopted policies and procedures sufficient to enable the Sub-Adviser to detect and prevent the misuse of material, nonpublic information by the Sub-Adviser or any person associated with the Sub-Adviser, in compliance with federal and state securities laws.

         (c) The Sub-Adviser will prepare, maintain, keep current and preserve on behalf of the Trust and the Adviser all records concerning the Sub-Adviser's activities in connection with the Fund that the Fund is required by law to maintain, including, but not limited to, records required under paragraphs
(b)(5), (b)(6), (b)(9), (b)(10), and (f) of rule 31a-1 under the Investment Company Act. Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 under the Investment Company Act of 1940 that are prepared by the Sub-Adviser on behalf of the Fund are the property of the Fund and will be surrendered promptly on request to the Fund or any person acting on behalf of the Trust during the term of this Agreement and at any time after the termination of this Agreement; provided, however, that the Sub-Adviser has the right to make and retain copies. The Sub-Adviser will comply with all reasonable requests for information by the Adviser or the Trust's officers or Board of Trustees, including information required for the Fund's filings with the Securities and Exchange Commission and state securities commissions.

         (d) The Sub-Adviser will promptly after filing with the Securities and Exchange Commission an amendment to its Form ADV furnish a copy of such amendment to the Trust and the Adviser.

         (e) The Sub-Adviser will immediately notify the Adviser of the occurrence of any event which would disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the Investment Company Act of 1940 or otherwise.

     3. (a) The Sub-Adviser's power to direct the investment and reinvestment of the assets of the Fund shall be exercised in accordance with applicable law, the Fund's governing documents and the investment objectives, policies and restrictions set forth in the then-current Prospectus and Statement of Additional Information (collectively the "Prospectus") relating to the Fund contained in the Trust's Registration Statement under the Investment Company Act of 1940 and the Securities Act of 1933, as amended. The Adviser may also place additional limitations on the Sub-Adviser's investment decisions by written notice to the Sub-Adviser. The Adviser agrees to provide promptly, or cause to be provided promptly, to the Sub-Adviser a copy of the documents mentioned above and all changes made to such documents.

         (b) While the Sub-Adviser will have day-to-day responsibility for the discretionary investment decisions to be made on behalf of the Fund, the Sub-Adviser will be subject to oversight by the Adviser. Such oversight, however, shall not require prior approval of discretionary investment decisions made by the Sub-Adviser by the Adviser pursuant to the preceding sentence.

         (c) The Trust retains the right, on reasonable prior written notice to the Adviser and the Sub-Adviser, to amend the Fund's investment objectives, policies and restrictions placed on the Sub-Adviser's investment decisions. Similarly, the Adviser retains the right, on reasonable prior written notice to the Sub-Adviser, to amend any additional limitations, if any, that have been placed on the Sub-Adviser's investment decisions with respect to the Fund. Upon receipt of such prior notice from either the Trust or the Adviser, the Sub-Adviser will promptly notify both the Fund and the Adviser if adoption of such amendment would interfere with the completion of any transaction commenced on behalf of the Fund prior to the Sub-Adviser's receipt of the notice. In the event that the Trust or the Adviser proceeds to amend the Fund's investment objectives, policies and restrictions or any additional limitations after being notified by the Sub-Adviser of the pending transaction commenced on behalf of the Fund, or in the event that the Trust or the Adviser amends the Fund's investment objectives, policies and restrictions or any additional limitations without providing reasonable prior notice to the Sub-Adviser, the Sub-Adviser may complete such transaction unless doing so would violate any applicable law, rule or regulation. In such an event, the Sub-Adviser will not be responsible for any loss that may result from the completion of the transaction.

         (d) Except as may be qualified elsewhere in this Agreement, the Sub-Adviser is hereby authorized, for and on behalf of the Fund, in its discretion, to:

            (i) exercise any conversion and/or subscription rights available in connection with any securities or other investments held in the Fund;

            (ii) maintain all or part of the Fund's assets uninvested in short-term income-producing instruments for such periods of time as shall be deemed responsible and prudent by the Sub-Adviser;

            (iii) instruct the Custodian, to deliver for cash received, securities or other cash and/or securities instruments sold, exchanged, redeemed or otherwise disposed of from the Fund, and to pay cash for securities or other cash and/or securities instruments delivered to the Custodian and/or credited to the Fund upon acquisition of the same for the Fund;

            (iv) determine how to vote all proxies received with respect to securities held in the Fund and direct the Custodian as to the voting of such proxies; and

            (v) generally, perform any other act necessary to enable the Sub-Adviser to carry out its obligations under the Agreement.

     4. (a) The Sub-Adviser shall select the brokers and dealers through whom transactions on behalf of the Fund will be executed and the markets on or in which such transactions will be executed. The Sub-Adviser shall place, in the name of the Fund or its nominee (or appropriate foreign equivalent), all such orders for the purchase or sale or of securities due to or from the Fund with any broker and/or dealer who deals in such securities, all in the manner as set forth below and in accordance with such operational procedures as may be agreed to from time to time by the Adviser and the Sub-Adviser.

         (b) In placing orders with brokers and/or dealers, the Sub-Adviser shall use its best efforts to obtain the best net price and the most favorable execution of its orders, after taking into account all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker and/or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Consistent with this obligation, the Sub-Adviser may, to the extent permitted by law, purchase and sell portfolio securities using brokers who provide brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of the Fund and/or other accounts over which the Sub-Adviser or the Adviser exercises investment discretion. The Sub-Adviser is authorized to pay a broker that provides such brokerage and research services a commission for effecting a securities transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of brokerage and research services provided by such broker. This determination may be viewed in terms of either that particular transactions or of the overall responsibilities of the Sub-Adviser with respect to the accounts as to which it exercises investment discretion.

         (c) Notwithstanding the foregoing, the Board of Trustees and the Adviser periodically shall review the commissions paid by the Fund and determine whether those commissions were reasonable in relation to the brokerage and research services received. In addition, the Board of Trustees of the Trust, in its discretion, may instruct the Sub-Adviser to effect all or a portion of its securities transactions with one or more brokers and/or dealers selected by the Board of Trustees, if it determines that the use of such brokers and/or dealers is in the best interest of the Fund.

     5. It is understood that certain other clients (including other funds, portfolios and accounts) of the Sub-Adviser may have investment objectives and policies similar to those of the Fund and that the Sub-Adviser may, from time to time, make recommendations that result in the purchase (or sale) of a particular security by its other clients and the Fund during the same period of time. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. In such event, the Sub-Adviser shall allocate the securities or investments to be purchased or sold, as well as the expense incurred in the transactions (including price) in a manner the Sub-Adviser considers equitable and consistent with its obligations to the Fund and the Sub-Adviser's other clients.

     6. The Sub-Adviser agrees that it will only enter into transactions that are covered by Section 10(f) or Section 17(e) of the Investment Company Act of 1940 if it has (i) complied with Rule 10f-3 or Rule 17e-1 thereunder, respectively, or the terms of an appropriate exemptive order issued to the Fund by the SEC, and (ii) has complied with the procedures adopted thereunder by the Board of Trustees of the Trust which may, pursuant to authority granted by the Trust, be supplemented by interpretive guidelines of the Adviser. Aside from parties that are known or should be known by the Sub-Adviser, the Adviser shall promptly notify the Sub-Adviser of any additional parties with whom engaging in a transaction for the Fund would result in a violation of the Investment Company Act of 1940.

     7. For its services under this Agreement, Sub-Adviser shall receive from Adviser an annual fee (the "Sub-Advisory Fee"), as set forth in the exhibit hereto.

     8. This Agreement shall begin for the Fund on the date that the parties execute the exhibit to this Agreement relating to such Fund and shall continue in effect for the Fund for two years from the date of its execution and from year to year thereafter, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) cast in person at a meeting called for that purpose; and
(b) the Adviser shall not have notified the Trust in writing at least sixty (60) days prior to the anniversary date of this Agreement in any year thereafter that it does not desire such continuation with respect to the Fund.

     9. Notwithstanding any provision in this Agreement, it may be terminated at any time without the payment of any penalty: (a) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities (as defined in Section 2(a)(42) of the Act) of the Fund on sixty (60) days' written notice to the Adviser; (b) by the Sub-Adviser or the Adviser upon 60 days' written notice to the other party to the Agreement. Termination of this Agreement will not affect (i) the validity of any action previously taken by the Adviser or the Sub-Adviser under this Agreement or (ii) liabilities or obligations of the parties from transactions initiated before termination of this Agreement.

     10. This Agreement shall automatically terminate:

         (a) in the event of its assignment (as defined in the Investment Company Act of 1940); or

         (b) in the event of termination of the Investment Advisory Contract for any reason whatsoever.

     11. So long as both the Adviser and the Sub-Adviser shall be legally qualified to act as an investment adviser to the Fund, neither the Adviser nor the Sub-Adviser shall act as an investment adviser (as such term is defined in the Investment Company Act of 1940) to the Fund except as provided herein and in the Investment Advisory Contract or in such other manner as may be expressly agreed between the Adviser and the Sub-Adviser.

     Provided, however, that if the Adviser or Sub-Adviser shall resign prior to the end of any term of this Agreement or for any reason be unable or unwilling to serve for a successive term which has been approved by the Trustees of the Trust pursuant to the provisions of Paragraph 8 of this Agreement or Paragraph 6 of the Investment Advisory Contract, the remaining party, the Sub-Adviser or the Adviser, as the case may be, shall not be prohibited from serving as an investment adviser to such Fund by reason of the provisions of this Paragraph 11.

     12. This Agreement may be amended from time to time by agreement of the parties hereto provided that such amendment shall be approved both by the vote of a majority of Trustees of the Trust, including a majority of Trustees who are not parties to this Agreement or interested persons, as defined in Section 2(a)(19) of the Investment Company Act of 1940, of any such party at a meeting called for that purpose, and, where required by Section 15(a)(2) of the Investment Company Act of 1940, by the holders of a majority of the outstanding voting securities (as defined in Section 2(a)(42) of the Investment Company Act of 1940) of the Fund.

     13. This Agreement shall be construed in accordance with the laws of the Commonwealth of Pennsylvania without giving effect to the choice of law provisions thereof, to the extent that such laws are consistent with provisions of the Investment Company Act of 1940 and the regulations thereunder. The failure of either party to insist, in one or more instances, upon strict performance of the obligations of this Agreement, or to exercise any rights contained herein, shall not be construed as a waiver, or relinquishment for the future of such obligation of right, which shall remain and continue in full force and effect. Should any part of this Agreement be held or made invalid by a court decision, statute, regulation, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

                                    EXHIBIT A

                               DG INVESTOR SERIES
                          DG INTERNATIONAL EQUITY FUND

                             Sub-Advisory Agreement

     For all services rendered by Sub-Adviser hereunder, Adviser shall pay Sub-Adviser a Sub-Advisory Fee equal to .50% (one-half of one percent) of the average daily net assets of the above-mentioned portfolio. The Sub-Advisory Fee shall be accrued daily, and paid monthly as set forth in the Investment Advisory Contract dated May 1, 1998.

     This Exhibit duly incorporates by reference the Sub-Advisory Agreement.

     IN WITNESS WHEREOF, the parties hereto have caused this Exhibit to be executed on their behalf by their duly authorized officers, and their corporate seals to be affixed hereto this 1st day of May, 1998.


ATTEST:                                 PARKSOUTH CORPORATION


By:---------------------------          By:----------------------------------
    Title:--------------------              Title:---------------------------



ATTEST:                                 LAZARD ASSET MANAGEMENT, A
                                        DIVISION OF LAZARD FRERES & CO.,
                                        L.L.C.


By:---------------------------          By:----------------------------------
    Title:--------------------              Title:---------------------------

                                    EXHIBIT B
                                     to the
                             Sub-Advisory Agreement

                               DG INVESTOR SERIES
                    DG INTERNATIONAL EQUITY FUND (THE "FUND")


     During the period from and including May 1, 1998 (the "Escrow Beginning Date") until the date of approval by shareholders of the Fund in conformity with the provisions of the Investment Company Act of 1940 (the "1940 Act"), including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all advisory fees (the "Advisory Fees") payable under this Sub-Advisory Agreement (the "Sub-Advisory Agreement") shall be paid in accordance with this Exhibit B. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Advisory Fees shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Advisory Fees (including interest earned on such Advisory Fees) will be paid to Lazard Asset Management, a division of Lazard Fr_res & Co., L.L.C. (the "Sub-Adviser") only if shareholders of the Fund approve the Sub-Advisory Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Advisory Fees will be released by the Escrow Agent from the Escrow Account to the Sub-Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Trust stating that the Sub-Advisory Agreement has received the requisite shareholder vote. In the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Trust shall execute and deliver to the Escrow Agent, no later than December 31, 1998, a certificate stating that the requisite shareholder vote has not been obtained and that the Advisory Fees (and interest) in the Escrow Account should be paid over to the Fund. The provisions of this Exhibit B shall terminate and be of no further force and effect, and may be removed from the Sub-Advisory Agreement, upon (i) the Escrow Termination Date, or (ii) December 31, 1998.

                                   APPENDIX G

The principal executive officer and directors of First American are listed in the table below. The business address of each such individual is First American Center, 315 Deaderick Street, Nashville, Tennessee 37237. Certain executive officers and directors of First American also hold or have held various positions with bank and non-bank affiliates of First American, including First American Corporation.

                           Position with       Other Substantial Business,
                           First American      Profession, Vocation
           NAME            NATIONAL BANK       or Employment

Dennis C. Bottorff         Chairman and        Chairman and Chief Executive
                           Chief               Officer of First American
                           Executive           Corporation
                           Officer

Earnest W. Deavenport,     Director            Chairman and Chief Executive
Jr.                                            Officer of Eastman Chemical
                                               Company

Reginald D. Dickson        Director            President Emeritus of
                                               INROADS, Inc.

James A. Haslam, II        Director            Chairman of the Board of
                                               Pilot Corporation

Warren A. Hood, Jr.        Director            Chairman of Hood Industries,
                                               Inc.

Martha R. Ingram           Director            Chairman of the Board of
                                               Ingram Industries, Inc.

Walter G. Knestrick        Director            Chairman of the Board of
                                               Walter Knestrick Contractor,
                                               Inc.

Gene C. Koonce             Director            Vice Chairman of United
                                               Cities Gas Company

James R. Martin            Director            Chairman and Chief Executive
                                               Officer of Plasti-Line, Inc.

Robert A. McCabe, Jr.      Director            Vice Chairman of First
                                               American Corporation and
                                               President of First American
                                               Enterprises

Howard L. McMillan,        Director            Chairman of Deposit Guaranty
Jr.                                            System

John N. Palmer             Director            Chairman and Chief Executive
                                               Officer of SkyTel
                                               Communications, Inc.

Dale W. Polley             Director            President and Principal
                                               Financial Officer of First
                                               American Corporation

E.B. Robinson, Jr.         Director            Vice Chairman and Chief
                                               Operating Officer of First
                                               American Corporation and
                                               President of First American
                                               National Bank

Roscoe R. Robinson         Director            Former Vice Chancellor for
                                               Health Affairs of Vanderbilt
                                               University Medical Center

James F. Smith             Director            Former Chairman of the Board
                                               of First American
                                               Corporation

Cal Turner, Jr.            Director            Chairman and Chief Executive
                                               Officer of Dollar General
                                               Corporation

Celia A. Wallace           Director            Chairman and Chief Executive
                                               Officer of Southern Medical
                                               Health Systems, Inc.

Ted H. Welch               Director            Real Estate Developer,
                                               President and Chief
                                               Executive Officer of Eagle
                                               Communications

J. Kelley Williams,        Director            Chairman and Chief Executive
Sr.                                            Officer of ChemFirst, Inc.

David K. Wilson            Director            Chairman of the Board of
                                               Cherokee Equity Corporation

Toby S. Wilt               Director            President of TSW Investment
                                               Company

William S. Wire, II        Director            Former Chairman of the Board
                                               of Genesco, Inc.

Preliminary Copy

                               DG INVESTOR SERIES

          The undersigned shareholder of the [Insert Name of DG Fund] (the "Fund"), a series of DG Investor Series (the "Trust"), hereby appoints ______________ and _____________, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on October 15, 1998, at a Special Meeting of Shareholders to be held at the Trust's principal place of business located at 5800 Corporate Drive, Pittsburgh, Pennsylvania, at 10:00 a.m. (Eastern time) on Friday, December 11, 1998, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

          Please mark boxes in blue or black ink.

          1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund in exchange solely for Class A Shares and Trust Shares of [Insert Name of ISG Portfolio], a series of The Infinity Mutual Funds, Inc., and the assumption by [Insert Name of ISG Portfolio] of the Fund's liabilities, and the pro rata distribution of those shares, as applicable, to Fund shareholders and subsequent termination of the Fund as a series of the Trust.

              FOR                  AGAINST                    ABSTAIN
              ___                    ___                         ___

          2. To approve or disapprove a New Advisory Contract with ParkSouth Corporation.

              FOR                  AGAINST                    ABSTAIN
              ___                    ___                         ___

                                      * * *

          3. To approve or disapprove a New Sub-Advisory Agreement:

            (A) With respect to DG Opportunity Fund ONLY -- a New Sub-Advisory
                Agreement between ParkSouth Corporation and Womack Asset Management, Inc.

              FOR                  AGAINST                    ABSTAIN
              ___                    ___                         ___

            (B) With respect to DG International Equity Fund ONLY -- a New
                Sub-Advisory Agreement between ParkSouth Corporation and Lazard Asset Management.

              FOR                  AGAINST                    ABSTAIN
              ___                    ___                         ___

                                      * * *

     4. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE ABOVE PROPOSALS UNLESS OTHERWISE INDICATED.

                    Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

                                Dated: __________________, 1998



                                      --------------------------
                                      Signature(s)



                                      --------------------------
                                      Signature(s)

Sign, Date and Return the Proxy
  Card Promptly Using the
  Enclosed Envelope

PRELIMINARY COPY

                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 19, 1998

                            Transfer of the Assets of

                               DG INVESTOR SERIES
                                 DG Equity Fund
                            DG Government Income Fund
                          DG International Equity Fund
                     DG Limited Term Government Income Fund
                            DG Municipal Income Fund
                               DG Opportunity Fund
                           DG Prime Money Market Fund
                          DG Treasury Money Market Fund


                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7010
                                 1-800-554-4611

                 To and in Exchange for Shares of Corresponding

                                    ISG FUNDS
                         ISG Large Cap Equity Portfolio
                         ISG Government Income Portfolio
                       ISG International Equity Portfolio
                 ISG Limited Duration U.S. Government Portfolio
                         ISG Municipal Income Portfolio
                       ISG Small Cap Opportunity Portfolio
                        ISG Prime Money Market Portfolio
                    ISG U.S. Treasury Money Market Portfolio

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-852-0045


          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated October 19, 1998, relating to the proposed transfer of all of the assets and liabilities of each series of DG Investor Series (collectively, the "DG Funds") in exchange for Class A Shares and Trust Shares of corresponding series of The Infinity Mutual Funds, Inc. (collectively, the "ISG Funds"), and the approval of certain advisory agreements with respect to the DG Funds. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following described documents, each of which is attached hereto or incorporated herein by reference:

               1. The Statements of Additional Information of the ISG Funds dated April 24, 1998 and October __, 1998.
               2. The Statement of Additional Information of the DG Funds dated June 30, 1998.
               3. Annual Report of the Pre-Existing ISG Funds (as defined below) for the fiscal year ended December 31, 1997.
               4. Semi-Annual Report of the Pre-Existing ISG Funds (as defined below) for the six-month period ended June 30, 1998 (unaudited).
               5. Annual Report of the DG Funds for the fiscal year ended February 28, 1998.
               6. Pro forma financial statements with respect to the ISG Limited Duration U.S. Government Portfolio, ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio (collectively, the "Pre-Existing ISG Funds"), which are the only ISG Funds that commenced investment operations prior to the proposed transfer.

               The Prospectus/Proxy Statement dated October 19, 1998 may be obtained by writing to DG Investor Series, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, or calling 1-800-554-4611.

                             AMERISTAR MUTUAL FUNDS
                            CAPITAL GROWTH PORTFOLIO
                            DIVIDEND GROWTH PORTFOLIO
                   LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
                        LIMITED DURATION INCOME PORTFOLIO
                  LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
                              CORE INCOME PORTFOLIO
                       TENNESSEE TAX EXEMPT BOND PORTFOLIO
                          PRIME MONEY MARKET PORTFOLIO
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                 CLASS A SHARES, CLASS B SHARES AND TRUST SHARES
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                 April 24, 1998

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for the AmeriStar Portfolios listed above (each, a "Portfolio" and collectively, the "Portfolios") of The Infinity Mutual Funds, Inc. (the "Fund"), dated April 24, 1998, as it may be revised from time to time. To obtain a copy of the Prospectus, please write to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219-3035. This Statement of Additional Information relates only to the Portfolios and not to any of the Fund's other portfolios.

     First American National Bank (the "Adviser") serves as each Portfolio's investment adviser.

     BISYS Fund Services Limited Partnership ("BISYS") serves as each Portfolio's administrator and distributor.

     The U.S. Treasury Money Market Portfolio does not offer Class B Shares.

                                TABLE OF CONTENTS
                                                                     PAGE
Investment Objectives and Management Policies......................  B-2
Management of the Fund.............................................  B-22
Management Arrangements............................................  B-24
Purchase and Redemption of Shares..................................  B-28
Determination of Net Asset Value...................................  B-32
Performance Information............................................  B-34
Dividends, Distributions and Taxes.................................  B-38
Portfolio Transactions.............................................  B-40
Information About the Portfolios...................................  B-42
Custodian, Transfer and Dividend Disbursing
  Agent, Counsel and Independent Auditors..........................  B-44
Financial Statements...............................................  B-44
Appendix...........................................................  B-45

                  INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN EACH PROSPECTUS ENTITLED "DESCRIPTION OF THE PORTFOLIOS" AND "APPENDIX."

PORTFOLIO SECURITIES

     BANK OBLIGATIONS. (All Portfolios, except the Limited Duration U.S. Government Portfolio and U.S. Treasury Money Market Portfolio) Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Portfolio are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. If a domestic bank with deposits insured by the FDIC becomes insolvent, unsecured deposits and other general obligations of such bank's foreign branches will be subordinated to the receivership expenses of the FDIC and such bank's domestic deposits and would be subject to the loss of principal to a greater extent than such bank's domestic branch deposits. The Prime Money Market Portfolio's investment in obligations of foreign subsidiaries of domestic banks are subject, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), to the limitations on investing in the securities of other investment companies.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis.

     Each of these Portfolios may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided the Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Portfolio will own more than one such CD per such issuer.

     Each of these Portfolios may invest in short-term U.S. dollar denominated corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants." The Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Portfolio and the Borrower. In such cases, the Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio could enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such cases, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

     Under normal circumstances, and as a matter of fundamental policy, the Prime Money Market Portfolio will "concentrate" at least 25% of its assets in debt instruments issued by domestic and foreign companies engaged in the banking industry, including bank holding companies. Such investments may include CDs, TDs, bankers' acceptances and obligations issued by bank holding companies, as well as repurchase agreements entered into with banks (as distinct from non-bank dealers) in accordance with the policies set forth in "Repurchase Agreements" below. During periods when the Adviser determines that the Prime Money Market Portfolio should be in a temporary defensive position, the Portfolio may invest less than 25% of its total assets in the banking industry; during such times the Prime Money Market Portfolio's assets will be invested in accordance with its other investment policies. The Adviser may determine that the adoption of a temporary defensive position with respect to issuers in the banking industry is appropriate on the basis of such factors as political, economic, market or regulatory developments adversely affecting that industry as compared to the industries of other issuers of securities available for investment by the Prime Money Market Portfolio.

     REPURCHASE AGREEMENTS. (All Portfolios) Each Portfolio may enter into repurchase agreements. The Fund's custodian or sub-custodian employed in connection with third-party repurchase transactions will have custody of, and will hold in a segregated account, securities acquired by a Portfolio under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio entering into them. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Portfolio will enter into repurchase agreements only with registered or unregistered securities dealers or banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Portfolio may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. The Adviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Each Portfolio will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

     ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 10% of the value of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, restricted securities other than those the Adviser has determined to be liquid pursuant to guidelines established by the Fund's Board and repurchase agreements maturing in more than seven days. Commercial paper issues include securities issued by major corporations without registration under the Securities Act of 1933, as amended ("1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper and medium term notes issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper ordinarily is resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the Securities and Exchange Commission adopted Rule 144A under the 1933 Act. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as amended, generally is eligible to be sold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. Where a substantial market of qualified institutional buyers has developed for certain restricted securities purchased by the Fund pursuant to Rule 144A under the Securities Act of 1933, as amended, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Fund's Board. Because it is not possible to predict with assurance how the market for specific restricted securities sold pursuant to Rule 144A will develop, the Fund's Board has directed the Adviser to monitor carefully each Portfolio's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, a Portfolio's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

     FORWARD COMMITMENTS. (All Portfolios) Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

     MORTGAGE-RELATED SECURITIES. (Core Income Portfolio, Capital Growth Portfolio, Dividend Growth Portfolio and Limited Duration Income Portfolio) Mortgage-related securities are a form of Derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in REMICs or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates.

GOVERNMENT AGENCY SECURITIES--Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

GOVERNMENT RELATED SECURITIES--Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the Untied States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.

     Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

PRIVATE ENTITY SECURITIES--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

COMMERCIAL MORTGAGE-RELATED SECURITIES--Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

     Each of these Portfolios may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

     The market for commercial mortgage-related securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-related securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or
(e) any combination thereof. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Each of these Portfolios also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

     Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES--Each of these Portfolios also may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

REAL ESTATE INVESTMENT TRUSTS--A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     STANDARD & POOR'S DEPOSITARY RECEIPTS. (Capital Growth Portfolio and Dividend Growth Portfolio) These securities, commonly referred to as "spiders," represent an interest in a fixed portfolio of common stocks designed to track the price and dividend yield performance of the Standard & Poor's 500 Index or the Standard & Poor's MidCap 400 Index, as the case may be.

     MUNICIPAL OBLIGATIONS. (Core Income Portfolio, Limited Duration Income Portfolio, Limited Duration Tennessee Tax Free Portfolio, Tennessee Tax Exempt Bond Portfolio and, to a limited extent, Prime Money Market Portfolio) The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

     Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of the advisory and administration fees, as well as other operating expenses, will have the effect of reducing the yield to investors.

     Each of the Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Portfolios may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. The Fund's Board of Directors has established guidelines for the Adviser to determine the liquidity and appropriate valuation of lease obligations based on factors which include:
(1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

     Each of the Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Portfolio. Based on the tender option bond agreement, each of these Portfolios expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that is valued at fair value.

     RATINGS OF MUNICIPAL OBLIGATIONS. Subsequent to its purchase by a Portfolio, an issue of rated Municipal Obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require the sale of such Municipal Obligations by the Portfolio, but the Adviser will consider such event in determining whether the Portfolio should continue to hold the Municipal Obligations. To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Inc. ("Fitch") for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the relevant Portfolio's Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.


     The distribution of investments (at value) in Municipal Obligations by ratings for the fiscal year ended December 31, 1997 for the Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio was as follows:

                                                  PERCENTAGE OF VALUE
MOODY'S        FITCH    S&P                                  LIMITED DURATION
                                      TENNESSEE TAX EXEMPT     TENNESSEE TAX
                                         BOND PORTFOLIO        FREE PORTFOLIO
                                      --------------------    ----------------

Aaa            AAA      AAA              59.3%                    50.4%
Aa             AA       AA               35.9%                    31.9%
A              A        A                 4.8%                    17.7%
                                        100.0%                   100.0%


MANAGEMENT POLICIES

     OPTIONS TRANSACTIONS. (Capital Growth Portfolio and Dividend Growth Portfolio) Each of the Capital Growth Portfolio and Dividend Growth Portfolio may engage in options transactions, such as purchasing or writing covered call or put options. The principal reason for the Portfolio writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolio may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

     So long as the Portfolio's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

     While it may choose to do otherwise, the Portfolio generally will purchase or write only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     The Portfolio intends to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options written by the Portfolio as illiquid securities.

     Each of these Portfolios will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Portfolio are qualified for offer and sale.

     STOCK INDEX OPTIONS. (Capital Growth Portfolio and Dividend Growth Portfolio) Each of the Capital Growth Portfolio and Dividend Growth Portfolio may purchase and write put and call options on stock indexes to the extent of 15% of the value of its net assets. Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of a stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. (Capital Growth Portfolio, Dividend Growth Portfolio, Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio) Upon exercise of an option, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio.

     FUTURE DEVELOPMENTS. Each Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with its investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its prospectus.

     LENDING PORTFOLIO SECURITIES. To a limited extent, each Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Portfolio can increase its income through the investment of the cash collateral. For purposes of this policy, each Portfolio considers collateral consisting of U.S. Government securities to be the equivalent of cash. From time to time, a Portfolio may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.


     REVERSE REPURCHASE AGREEMENTS. (Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio) Each of these Portfolios may enter into reverse repurchase agreements. The Portfolio will maintain in a segregated account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

INVESTMENT CONSIDERATIONS AND RISK FACTORS

     INVESTING IN TENNESSEE MUNICIPAL OBLIGATIONS. (Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio) Investors in the Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio should consider carefully the special risks inherent in such Portfolios' investment in Tennessee Municipal Obligations. These risks result from the financial condition of the State of Tennessee. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of Tennessee (the "State") and various local agencies, available as of the date of the Statement of Additional Information. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

     In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

     The Constitution of the State of Tennessee requires a balanced budget. As required by law, the legislature enacted a balanced budget for fiscal year 1994-95. Beginning January 1, 1994, the State of Tennessee received a waiver from the Federal government to replace Medicaid with the new program, TennCare. TennCare was implemented to help control the increasing cost of health care and to provide insurance coverage not only to previous Medicaid eligible individuals but also to uninsured Tennesseans. Due principally to inaccurate funding assumptions with respect to TennCare program, the fiscal ended June 30, 1995 had an estimated budgetary shortfall of $126 million.

     Despite the budgetary concerns caused by the costs associated with implementing TennCare, the economic outlook for Tennessee remains favorable. The State's economic diversity has improved substantially over the last eleven years. Investments announced in new and expanding business exceeded $1 billion in each of those years and exceeded $2 billion in the last two years. The $3.2 billion in announced capital investments in 1989 was the single largest year and exceeded the $2.78 billion in 1985 when Saturn Corporation chose Tennessee for its plant site. This growth created 23,800 new jobs in Tennessee for the year ended June 1994.

     The Tennessee General Assembly enacted a balanced budget for fiscal year 1994-95. The budget included a two percent salary increase for State employees, public higher education employees and teachers in the public school system effective on July 1, 1994, and another two percent salary increase effective on October 1, 1994. The revenue estimates were officially revised at March 1 when the budget for the fiscal year 1995-96 was presented to the General Assembly.

     Actual revenue collections for fiscal year 1994-95 through January 1995 reflected increases of 9.68% for the sales tax and 17.45% for the combined excise tax and franchise tax. Total growth in collections, excluding the health services tax, is 9.07%. Expenditures for TennCare (a recently implemented managed care program for Tennessee's poor and uninsured, under a Medicaid waiver), the housing of state prisoners, institutional operating costs in prisons, the children's plan and some other services were in excess of the original budgeted amounts for fiscal year 1994-95. Supplemental appropriations were accommodated within the revised revenue estimates and a proposal to use one-time reserves. The recommended budget for 1995-96 continues the funding of improvements in the Basic Education Program for public schools and begins funding teacher salary equalization. It funds TennCare and the Administration's proposed crime legislation. The revenue estimates for fiscal year 1995-96 assumed a 6.3% growth in the sales tax, and a 5.0% growth in the excise and franchise taxes. The assumed growth in all collections by the Department of Revenue is 5.08%. The Revenue Fluctuation Reserve was reduced to $101.4 million at June 30, 1994 due to accrued liabilities in the children's plan and other programs. The new budget maintains the reserve at $101.4 million for fiscal years 1994-95 and 1995-96.

     On March 22, 1993, the Tennessee Supreme Court affirmed a lower court decision that funding for the pubic school system in Tennessee is unconstitutional because citizens in more affluent school districts receive greater educational funding. The case was remanded to the trial court for further proceedings with respect to the State's providing additional funding to less affluent school systems. After substantial subsequent litigation, the Tennessee Supreme Court issued on February 16, 1995, an opinion approving the State's plan set forth in the Educational Improvement Act of 1992 with the modification that the plan should also include a provision to equalize teachers' salaries in the same way that other expenditures were to be equalized under the program. The result of this decision may be that the State must provide additional funding to less affluent school systems. Currently, the general obligation ratings for the State are Aaa by Moody's, AA+ by S&P and AAA by Fitch.

     LOWER RATED SECURITIES. (Capital Growth Portfolio and Dividend Growth Portfolio) Each of the Capital Growth Portfolio and Dividend Growth Portfolio is permitted to invest in securities rated as low as Ba by Moody's or BB by S&P, Fitch or Duff & Phelps Credit Rating Co. ("Duff"). Such securities, though higher yielding, are characterized by risk. See "Description of the Portfolios--Investment Considerations and Risk Factors--Lower Rated Securities" in the Prospectus for a discussion of certain risks and the "Appendix" for a general description of Moody's, S&P, Fitch and Duff ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Portfolio will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

     Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities are considered by S&P, Moody's, Fitch and Duff generally to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

     Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

     Because there is no established retail secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

     These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

     Each of these Portfolios may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Portfolio does not have any arrangement with any persons concerning the acquisition of such securities, and the Adviser will review carefully the credit and other characteristics pertinent to such new issues.

     The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities. Such zero coupon securities carry an additional risk in that, unlike securities which pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. See "Dividends, Distributions and Taxes."

INVESTMENT RESTRICTIONS

     Each Portfolio has adopted investment restrictions numbered 1 through 7 as fundamental policies and the Prime Money Market Portfolio has adopted investment restrictions numbered 14 and 15 and each other Portfolio has adopted investment restriction number 16 as additional fundamental policies. These restrictions cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting securities. Investment restrictions numbered 8 through 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Directors at any time. No Portfolio may:

     1. Invest in commodities, except that each Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

     3. Borrow money, except that each Portfolio may borrow up to 33-1/3% of the value of its total assets. For purposes of this investment restriction, a Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

     4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board of Directors.

     5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities, and except that the Tennessee Tax Exempt Bond Portfolio, Limited Duration Tennessee Tax Free Portfolio, Limited Duration Income Portfolio and Core Income Portfolio each may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Portfolio's investments permitted under Investment Restriction Nos. 1, 3, 9 and 10 are not considered senior securities for purposes of this Investment Restriction when asset coverage is maintained in accordance with guidelines established by the Securities and Exchange Commission.

     7. Purchase securities on margin, but each Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     8. Invest in the securities of a company for the purpose of exercising management or control, but each Portfolio will vote the securities it owns as a shareholder in accordance with its views.

     9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     10. Purchase, sell or write puts, calls or combinations thereof, except as may be described in the Portfolios' Prospectus and this Statement of Additional Information.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Portfolio's net assets would be so invested.

     12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     The following investment restriction numbered 13 is a non-fundamental policy which applies to each Portfolio, except the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio. None of these Portfolios may:

     13. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Portfolio's investments in all such companies to exceed 5% of the value of its total assets.

     The following investment restrictions numbered 14 and 15 are fundamental policies which apply only to the Prime Money Market Portfolio. The Prime Money Market Portfolio may not:

     14. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Prime Money Market Portfolio's total assets may be invested without regard to any such limitation, provided that not more than 10% of its assets may be invested in securities issued or guaranteed by any single guarantor of obligations held by the Prime Money Market Portfolio.

     15. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Prime Money Market Portfolio may invest less than 25% of its assets in bank obligations.

     The following investment restriction number 16 is a fundamental policy which applies to each Portfolio, except the Prime Money Market Portfolio. None of these Portfolios may:

     16. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that, in the case of the Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio, there shall be no such limitation on the purchase of tax exempt municipal obligations and, in the case of each Portfolio, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     For purposes of Investment Restriction No. 16, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

     The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of a Portfolio in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Portfolio, and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of such Portfolio's shares in the state involved.

                             MANAGEMENT OF THE FUND

     Directors and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

DIRECTORS OF THE FUND

*WILLIAM B. BLUNDIN, PRESIDENT AND CHAIRMAN OF THE BOARD OF DIRECTORS. An employee of BISYS Fund Services, Inc., BISYS' general partner. Mr. Blundin also is an officer of other investment companies administered by BISYS or its affiliates. He is 60 years old and his address is 125 West 55th Street, New York, New York 10019.

NORMA A. COLDWELL, DIRECTOR. International Economist and Consultant;
          Executive Vice President of Coldwell Financial Consultants; Trustee and Treasurer of Meridian House International (International Education and Cultural Group); Member of the Board of Advisors of Meridian International Center and Emerging Capital Markets, S.A. (Montevideo, Uruguay); formerly, Chief International Economist of Riggs National Bank, Washington, D.C. She is 72 years old and her address is 3330 Southwestern Boulevard, Dallas, Texas 75225.

RICHARD H. FRANCIS, DIRECTOR. Former Executive Vice President and Chief
          Financial Officer of Pan American World Airways, Inc. (currently, debtor-in-possession under the U.S. Bankruptcy Code), March 1988 to October 1991; Senior Vice President and Chief Financial Officer of American Standard Inc., 1960 to March 1988. Mr. Francis is a director of Allendale Mutual Insurance and The Indonesia Fund, Inc. He is 66 years old and his address is 40 Grosvenor Road, Short Hills, New Jersey 07078.

WILLIAM W. McINNES, DIRECTOR. Private investor. From July 1978 to February
          1993, he was Vice-President--Finance and Treasurer of Hospital Corp. of America. He is also a director of Gulf South Medical Supply and Diversified Trust Co. He is 48 years old and his address is 116 30th Avenue South, Nashville, Tennessee 37212.

ROBERT A. ROBINSON, DIRECTOR. Private investor. Since 1991, President
          Emeritus, and from 1968 to 1991, President of The Church Pension Group, NYC. From 1956 to 1966, Senior Vice President of Colonial Bank & Trust Co. He is also a director of Mariner Institutional Funds, Inc., Mariner Tax-Free Institutional Funds, Inc., UST Master Funds, UST Master Tax Exempt Funds, H.B. and F.H. Bugher Foundation, Morehouse-Barlow Co. Publishers, The Canterbury Cathedral Trust in America, The Living Church Foundation and Hoosac School. He is 71 years old and his address is 2 Hathaway Common, New Canaan, Connecticut 06840.

OFFICERS OF THE FUND

JEFFREY C. CUSICK, VICE PRESIDENT AND ASSISTANT SECRETARY. An employee of
          BISYS Fund Services, Inc. since July 1995, and an officer of other investment companies administered by BISYS or its affiliates. From September 1993 to July 1995, he was Assistant Vice President and, from 1989 to September 1993, he was Manager--Client Services, of Federated Administrative Services. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

WILLIAM TOMKO, VICE PRESIDENT. An employee of BISYS Fund Services, Inc. and an officer of other investment companies administered by BISYS or its affiliates. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

NIMISH S. BHATT, TREASURER. An employee of BISYS Fund Services, Inc. since
          July 1996, and an officer of other investment companies administered by BISYS or its affiliates. Prior thereto, he was an Assistant Vice President with Evergreen Asset Management Corp./First Union Bank. He is 34 years old and his address is 3435 Stelzer
          Road, Columbus, Ohio 43219.

ROBERT L. TUCH, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
          since June 1991, and an officer of other investment companies administered by BISYS or its affiliates. From July 1990 to June 1991, he was Vice President and Associate General Counsel with National Securities Research Corp. Prior thereto, he was an Attorney with the Securities and Exchange Commission. He is 45 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ALAINA METZ, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
          and an officer of other investment companies administered by BISYS or its affiliates. She is 29 years old and her address is 3435 Stelzer Road, Columbus, Ohio 43219.

     For so long as the Distribution Plan described in the section captioned "Management Arrangements--Distribution Plan" remains in effect, the Directors of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Fund.

     Directors and officers of the Fund, as a group, owned less than 1% of any Portfolio's shares of common stock outstanding on March 27, 1998.

     The Fund does not pay any remuneration to its officers and Directors other than fees and expenses to those Directors who are not directors, officers or employees of the Adviser or BISYS or any of their affiliates. The aggregate amount of compensation paid to each such Director by the Fund for year ended December 31, 1997 was as follows:

                                                       Total Compensation
                                 Aggregate                  From Fund
     Name of Board           Compensation from        and Fund Complex Paid
        Member                     Fund*                 to Board Member
-------------------------    ------------------       ------------------------

 Norma A. Coldwell                 $18,000                   $18,000
 Richard H. Francis                $18,000                   $18,000
 William W. McInnes                $18,000                   $18,000
 Robert A. Robinson                $18,000                   $18,000

-------------

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $13,422 for all Directors as a group.

                             MANAGEMENT ARRANGEMENTS

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH PROSPECTUS ENTITLED "MANAGEMENT OF THE PORTFOLIOS."

     INVESTMENT ADVISORY AGREEMENT. The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated February 15, 1994 with the Fund. As to each Portfolio, the Agreement is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was last approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Agreement, at a meeting held on November 11, 1997. As to each Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940
Act).

     As compensation for the Adviser's services, the Fund has agreed to pay the Adviser a monthly investment advisory fee at the annual rate of .50 of 1% of the value of Limited Duration Income Portfolio's, Core Income Portfolio's, Tennessee Tax Exempt Bond Portfolio's, Limited Duration Tennessee Tax Free Portfolio's and Limited Duration U.S. Government Portfolio's average daily net assets, .65 of 1% of the value of the Capital Growth Portfolio's and Dividend Growth Portfolio's average daily net assets, and .25 of 1% of the value of the Prime Money Market Portfolio's and U.S. Treasury Money Market Portfolio's average daily net assets. Prior to January 30, 1998, the fee payable by the Fund to the Adviser with respect to the Prime Money Market Portfolio, was .25 of 1% of the value of such Portfolio's average daily net assets, less any amount payable by the Fund to Barnett Capital Advisors, Inc. (the "Sub-Adviser"), the Portfolio's sub-investment adviser prior to such date. Pursuant to a Sub-Investment Advisory Agreement among the Fund, the Adviser and the Sub-Adviser, which was terminated as of January 30, 1998, the Fund agreed to pay the Sub-Adviser a monthly fee at the annual rate of .15 of 1% of the value of the Prime Money Market Portfolio's average daily net assets. For the fiscal years ended December 31, 1995, 1996 and 1997, $491,561, $519,442 and $496,933, respectively, was payable by the Limited Duration Income Portfolio, and $463,502, $456,926 and $502,268, respectively, was payable by the Tennessee Tax Exempt Bond Portfolio pursuant to the Agreement. The Adviser waived $72,002 and $78,469 of such fees payable for the fiscal year ended December 31, 1997 by the Limited Duration Income Portfolio and Tennessee Tax Exempt Bond Portfolio, respectively, resulting in net fees being paid to the Adviser of $424,931 by the Limited Duration Income Portfolio and $423,799 by the Tennessee Tax Exempt Bond Portfolio during 1997. For the period April 1, 1996 (commencement of operations) through December 31, 1996 and for the fiscal year ended December 31, 1997, $214,961 and $783,646, respectively, was payable by the Capital Growth Portfolio and $136,354 and $328,302, respectively, was payable by the Core Income Portfolio pursuant to the Agreement. The Adviser waived $141,465 and $55,665 of such fees payable for the fiscal year ended December 31, 1997 by the Capital Growth Portfolio and Core Income Portfolio, respectively, resulting in net fees being paid to the Adviser of $642,181 by the Capital Growth Portfolio and $272,637 by the Core Income Portfolio during 1997. For the fiscal years ended December 31, 1995, 1996 and 1997, $64,959, $74,618 and $80,064, respectively, was payable by the Prime Money Market Portfolio and $358,127, $459,479 and $474,129, respectively, was payable by the U.S. Treasury Money Market Portfolio pursuant to the Agreement. For the fiscal years ended December 31, 1995, 1996 and 1997, $97,438, $111,623 and $120,097, respectively, was payable by the Prime Money Market Portfolio to the Sub-Adviser. For the period February 27, 1997 (commencement of operations) through December 31, 1997, $332,185 was payable by the Dividend Growth Portfolio, $81,110 was payable by the Limited Duration U.S. Government Portfolio and $93,669 was payable by the Limited Duration Tennessee Tax Free Portfolio pursuant to the Agreement. The Adviser waived $65,601, $41,559 and $34,669 of such fees payable for the period ended December 31, 1997 by the Dividend Growth Portfolio, Limited Duration U.S. Government Portfolio and Limited Duration Tennessee Tax Free Portfolio, respectively, resulting in net fees being paid to the Adviser of $266,584 by the Dividend Growth Portfolio, $39,551 by the Limited Duration U.S. Government Portfolio and $59,000 by the Limited Duration Tennessee Tax Free Portfolio during 1997.

     ADMINISTRATION AGREEMENT. BISYS provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated April 25, 1996 with the Fund. As to each Portfolio, the Administration Agreement will continue until April 25, 2001 and thereafter is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or BISYS, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was last approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Administration Agreement, at a meeting held on February 11, 1997. As to each Portfolio, the Administration Agreement is terminable without penalty, at any time if for cause, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's outstanding voting securities, or, on not less than 90 days' notice, by BISYS. The Administration Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

     As compensation for BISYS' services, the Fund has agreed to pay BISYS a monthly administration fee at the annual rate of .10 of 1% of the value of the Prime Money Market Portfolio's and U.S. Treasury Money Market Portfolio's average daily net assets and .15 of 1% of the value of each other Portfolio's average daily net assets. For the fiscal years ended December 31, 1995, 1996 and 1997, $147,468, $155,644 and $149,081, respectively, was payable to BISYS or the Portfolios' predecessor administrator during such periods by the Limited Duration Income Portfolio, and $139,051, $137,079 and $150,681, respectively, was payable to BISYS or the Portfolios' predecessor administrator by the Tennessee Tax Exempt Bond Portfolio pursuant to the Administration Agreement. For the period April 1, 1996 (commencement of operations) through December 31, 1996, and for the fiscal year ended December 31, 1997, $49,609 and $180,842, respectively, was payable by the Capital Growth Portfolio and $40,906 and $98,491, respectively, was payable by the Core Income Portfolio pursuant to the Administration Agreement. For the fiscal years ended December 31, 1995, 1996 and 1997, $64,959, $74,618 and $80,064, respectively, was payable to BISYS or the Portfolios' predecessor administrator during such periods by the Prime Money Market Portfolio and $143,251, $183,791 and $189,650, respectively, was payable to BISYS or the Portfolios' predecessor administrator by the U.S. Treasury Money Market Portfolio. For the period February 27, 1997 (commencement of operation) through December 31, 1997, $76,658 was payable to BISYS by the Dividend Growth Portfolio, $24,333 was payable to BISYS by the Limited Duration U.S. Government Portfolio and $28,101 was payable to BISYS by the Limited Duration Tennessee Tax Free Portfolio pursuant to the Administration Agreement. BISYS waived $17,844 and $20,607 of such fee payable by the Limited Duration U.S. Government Portfolio and Limited Duration Tennessee Tax Free Portfolio, respectively, resulting in net fees paid to BISYS of $6,489 by the Limited Duration U.S. Government Portfolio and $7,494 by the Limited Duration Tennessee Tax Free Portfolio during 1997.

     DISTRIBUTION AGREEMENT. BISYS acts as the exclusive distributor of each Portfolio's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated November 11, 1997, with the Fund. Shares are sold on a continuous basis by BISYS as agent, although BISYS is not obliged to sell any particular amount of shares. No compensation is payable by the Fund to BISYS for its distribution services.

     For the fiscal years ended December 31, 1995 and 1996, BISYS did not retain any amounts from sales loads on shares of any Portfolio. For the fiscal year ended December 31, 1997, BISYS retained $28,514 and re-allowed $28,434 to affiliated broker/dealers of the Fund from sales loads on Class A Shares.

     DISTRIBUTION PLAN. (Applicable only with respect to Class A Shares of each Portfolio other than the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio and Class B Shares of each Portfolio offering Class B Shares) Rule 12b-1 (the "Rule") adopted by the Securities and Exchange
Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Directors have adopted such a plan (the "Distribution Plan") with respect to Class A Shares of each Portfolio other than the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio and Class B Shares of each Portfolio offering Class B Shares pursuant to which each such Portfolio pays BISYS for advertising, marketing and distributing Class A Shares and Class B Shares at an annual rate of .25% and
 .75% of the value of Class A Shares and Class B Shares, respectively. The Fund's Directors believe that there is a reasonable likelihood that the Distribution Plan will benefit each such Portfolio and the holders of its Class A Shares and Class B Shares.

     A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Class A Shares and Class B Shares may bear for distribution pursuant to the Distribution Plan without approval of such shareholders and that other material amendments of the Distribution Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan was last so approved on November 11, 1997. As to each Class, the Distribution Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the Distribution Plan agreements or by vote of the holders of a majority of the Class A Shares or Class B Shares, as the case may be, voting separately as a Class. A Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Directors, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Portfolio's Class A Shares or Class B Shares, as the case may be, voting separately as a Class. A Distribution Plan agreement will terminate automatically, as to the relevant Class, in the event of its assignment (as defined in the 1940 Act).

     For the fiscal year ended December 31, 1997, with respect to Class A Shares pursuant to the Distribution Plan, $193,649 was payable by the Limited Duration Income Portfolio, of which amount BISYS waived receipt of $192,875, $189,842 was payable by the Tennessee Tax Exempt Bond Portfolio, of which amount BISYS waived receipt of $189,623, $46,847 was payable by the Limited Duration Tennessee Tax Free Portfolio, all of which was waived by BISYS, $88,282 was payable by the Dividend Growth Portfolio, of which amount BISYS waived receipt of $88,242, $214,963 was payable by the Capital Growth Portfolio, of which amount BISYS waived receipt of $214,887, $120,305 was payable by the Core Income Portfolio, of which amount BISYS waived receipt of $120,300, and $40,554 was payable by the Limited Duration U.S. Government Portfolio, all of which was waived by BISYS.

     SHAREHOLDER SERVICES PLAN. (Applicable only with respect to Class A Shares of the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio and Class B Shares of each Portfolio offering Class B Shares). The Fund's
Directors have adopted a shareholder services plan (the "Shareholder Services Plan") with respect to Class A Shares of the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio and Class B Shares of each Portfolio offering Class B Shares pursuant to which each such Portfolio pays BISYS for the provision of certain services to the holders of such shares at an annual rate of
 .25% of the value of the respective Class of shares. The Fund's Directors believe that there is a reasonable likelihood that the Shareholder Services Plan will benefit each such Portfolio and the holders of its Class A or Class B Shares, as the case may be.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Shareholder Services Plan or in the related Shareholder Services Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved on November 11, 1997. The Shareholder Services Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in the Shareholder Services Plan agreements. A Shareholder Services Plan agreement is terminable without penalty, at any time, by such vote of the Directors. A Shareholder Services Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     For the fiscal year ended December 31, 1997, fees paid pursuant to the Plan with respect to Class A Shares by the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio amounted to $93,044 and $201,894, respectively.

     EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by others. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser or BISYS or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of each Portfolio's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

                        PURCHASE AND REDEMPTION OF SHARES

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN EACH PROSPECTUS ENTITLED "HOW TO BUY SHARES" AND "HOW TO REDEEM SHARES."

     TERMS OF PURCHASE. The Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Portfolios.

     SALES LOADS. (Applicable to Class A Shares of each Portfolio other than the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio) The scale of sales loads applies to purchases of Class A Shares of each Portfolio other than the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

     Set forth below are examples of the method of computing the offering price of the Class A Shares. The examples assume a purchase of Class A Shares of the indicated Portfolio aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Portfolios' Prospectus for Class A Shares at a price based upon the net asset value of the Portfolio's Class A Shares on December 31, 1997:

CAPITAL GROWTH PORTFOLIO*:

         Net Asset Value per Share                           $12.80

         Per Share Sales Charge - 4.75%
            of offering price (4.99% of
            net asset value per share)                       $ 0.64
                                                             ------

         Per Share Offering Price to
            the Public                                       $13.44

DIVIDEND GROWTH PORTFOLIO*:

         Net Asset Value per Share                           $10.37

         Per Share Sales Charge - 4.75%
            of offering price (4.99% of
            net asset value per share)                       $ 0.52
                                                             ------

         Per Share Offering Price to
            the Public                                       $10.89

-----------
* Class A Shares of the Capital Growth Portfolio and Dividend Growth Portfolio purchased by shareholders beneficially owning Class A Shares of such Portfolios on September 30, 1997 are subject to a different sales load schedule, as described under "How to Buy Shares--Purchase Price" in the Portfolios' Prospectus for Class A Shares.

LIMITED DURATION INCOME PORTFOLIO:

         Net Asset Value per Share                           $ 9.99

         Per Share Sales Charge - 3.00%
            of offering price (3.09% of                      $ 0.31
                                                             ------
            net asset value per share)

         Per Share Offering Price to
            the Public                                       $10.30

LIMITED DURATION U.S. GOVERNMENT PORTFOLIO:

         Net Asset Value per Share                           $10.12

         Per Share Sales Charge - 3.00%
            of offering price (3.09% of                      $ 0.31
                                                             ------
            net asset value per share)

         Per Share Offering Price to
            the Public                                       $10.43

LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO:

         Net Asset Value per Share                           $10.13

         Per Share Sales Charge - 3.00%
            of offering price (3.09% of                      $ 0.31
                                                             ------
            net asset value per share)

         Per Share Offering Price to
            the Public                                       $10.44

TENNESSEE TAX EXEMPT BOND PORTFOLIO:

         Net Asset Value per Share                           $10.18

         Per Share Sales Charge - 3.00%
            of offering price (3.09% of
            net asset value per share)                       $ 0.31
                                                             ------

         Per Share Offering Price to
            the Public                                       $10.49

CORE INCOME PORTFOLIO:

         Net Asset Value per Share                           $10.25

         Per Share Sales Charge - 3.00%
            of offering price (3.09% of
            net asset value per share)                       $ 0.32
                                                             ------

         Per Share Offering Price to
            the Public                                       $10.57

     "SWEEP" PROGRAM. (Applicable to the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio only) Shares of the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio may be purchased through the "sweep" program established by certain financial institutions under which a portion of their customers' accounts may be automatically invested in the Portfolio. The customer becomes the beneficial owner of specific shares of the Portfolio which may be purchased, redeemed and held by the financial institution in accordance with the customer's instructions and may fully exercise all rights as a shareholder. The shares will be held by BISYS Fund Services Ohio, Inc. (the "Transfer Agent") in book-entry form. A statement with regard to the customer's shares is generally supplied to the customer monthly, and confirmations of all transactions for the account of the customer ordinarily are available to the customer promptly on request. In addition, each customer is sent proxies, periodic reports and other information from the Fund with regard to shares of the Portfolios. The customer's shares are fully assignable and may be encumbered by the customer. The "sweep" agreement can be terminated by the customer at any time, without affecting its beneficial ownership of the shares.

     To obtain the benefits of this service, a customer typically is required to maintain a minimum balance subject to a monthly maintenance fee, or a higher minimum balance for which no monthly fee would be imposed. In either case, a penalty fee is imposed if the minimum should not be maintained. In general, the automatic investment in the Portfolio's shares occurs on the same day that withdrawals are made by the financial institution, at the next determined net asset value after the order is received.

     All agreements which relate to the service are with the financial institution. Neither BISYS nor the Fund is a party to any of those agreements and no part of the compensation received by the financial institution flows to the Fund or to BISYS or to any of their affiliates, either directly or indirectly. Further information concerning this program and any related charges or fees is provided by the financial institution prior to any purchase of the Portfolio's shares. Any fees charged by the financial institution effectively reduces the Portfolio's yield for those customers.

     REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

     STOCK CERTIFICATES; SIGNATURES. Any certificate representing Portfolio shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Fund's Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Signature-guaranties may not be provided by notaries public. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature.

     REDEMPTION COMMITMENT. Each Portfolio has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Portfolio normally utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Portfolio's shareholders.

                        DETERMINATION OF NET ASSET VALUE

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH PROSPECTUS ENTITLED "HOW TO BUY SHARES."

     GENERAL. Expenses and fees, including the advisory fee and fees paid by Class A Shares and Class B Shares pursuant to the Distribution Plan or Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Class of Portfolio shares.

     CAPITAL GROWTH PORTFOLIO AND DIVIDEND GROWTH Portfolio. Each of these Portfolios' securities, including covered call options written by the Portfolio, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Adviser. Debt securities maturing in 60 days or less are carried at amortized cost, which approximates value, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Board of Directors. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors.

     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if the Directors believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

     CORE INCOME PORTFOLIO, LIMITED DURATION INCOME PORTFOLIO AND LIMITED DURATION U.S. GOVERNMENT PORTFOLIO. Each of these Portfolios' investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board of Directors. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board of Directors.

     TENNESSEE TAX EXEMPT BOND PORTFOLIO AND LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO. Each of these Portfolios' investments are valued by the Service. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the Portfolio's securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board of Directors.

     PRIME MONEY MARKET PORTFOLIO AND U.S. TREASURY MONEY MARKET PORTFOLIO. The valuation of each of these Portfolios' investment securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Board of Directors has agreed, as a particular responsibility within the overall duty of care owed to each of these Portfolios' investors, to establish procedures reasonably designed to stabilize each such Portfolio's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether such Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield data for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board of Directors.

     The extent of any deviation between a Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly will consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

                             PERFORMANCE INFORMATION

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE RELEVANT PROSPECTUS ENTITLED "PERFORMANCE INFORMATION" OR "YIELD INFORMATION."

     Current yield is computed pursuant to a formula which operates as follows:
The amount of the Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned by the Portfolio during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the maximum offering price per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

     The current yield for Class A Shares of each indicated Portfolio for the 30-day period ended December 31, 1997 was as follows:

                                                              NET OF ABSORBED
NAME OF PORTFOLIO                       CURRENT YIELD            EXPENSES

Divided Growth Portfolio                    2.10%                   1.25%

Limited Duration U.S.
   Government Portfolio                     5.46%                   4.90%

Limited Duration Income
   Portfolio                                5.92%                   5.21%

Limited Duration Tennessee
  Tax Free Portfolio                        3.78%                   3.30%

Core Income Portfolio                       5.89%                   5.18%

Tennessee Tax Exempt Bond
   Portfolio                                4.14%                   3.44%

     Based upon a combined 1997 Federal and Tennessee income tax rate of 39.78% and 40.89%, the tax equivalent yield for Class A Shares of the Limited Duration Tennessee Tax Free Portfolio and Tennessee Tax Exempt Bond Portfolio, respectively, for the 30-day period ended December 31, 1997 was as follows:



 NAME OF PORTFOLIO                 TAX EQUIVALENT            NET OF ABSORBED
                                      YIELD                    EXPENSES

Limited Duration Tennessee
  Tax Free Portfolio                  6.28%                      5.48%

Tennessee Tax Exempt
   Bond Portfolio                     7.00%                      5.82%

     Tax equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax exempt.

     The tax equivalent yield quoted above represents the application of the highest Federal and State of Tennessee marginal personal income tax rates presently in effect. For Federal personal income tax purposes, a 39.6% tax rate has been used. For Tennessee personal income tax purposes, a 6.0% tax rate has been used. For the fiscal period ended December 31, 1997, 78.5% of the Tennessee Tax Exempt Bond Portfolio's assets and 96.95% of the Limited Duration Tennessee Tax Free Portfolio's assets were invested in Tennessee Municipal Obligations, which reduced the effect of the State's tax rate to 1.29% and 0.19%, respectively. The tax equivalent figure, however, does not include the potential effect of any local (including, but not limited to, county, district or city) taxes, including applicable surcharges. In addition, there may be pending legislation which could affect such stated tax rates or yield. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of Class A the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B, the maximum applicable contingent deferred sales charge ("CDSC") has been paid upon redemption at the end of the period.

     The average annual total return for Class A Shares of each Portfolio for the indicated period ended December 31, 1997 was as follows:

NAME OF PORTFOLIO                           1-YEAR         5-YEARS     10-YEARS

Capital Growth Portfolio(1)                 24.62%         15.41%      13.43%

Dividend Growth Portfolio(1)                26.22%         14.36%      13.44%

Limited Duration U.S. Government
     Portfolio(1)                            2.97%          4.45%       6.50%

Limited Duration Income Portfolio            3.26%          4.79%(2)     N/A

Limited Duration Tennessee
     Tax Free Portfolio(1)                   2.22%          3.24%       4.73%

Core Income Portfolio(1)                     5.40%          5.69%       7.36%

Tennessee Tax Exempt Bond
     Portfolio                               3.87%          3.78%(2)     N/A

---------------------
1 The Capital Growth Portfolio and Core Income Portfolio commenced operations on April 1, 1996, and the Dividend Growth Portfolio, Limited Duration Tennessee Tax Free Portfolio and Limited Duration U.S. Government Portfolio commence operations on February 28, 1997, through a transfer of assets from common trust funds managed by the Adviser, using substantially the same investment objective, policies, restrictions and methodologies as the corresponding Portfolio. The performance information set forth above for each such Portfolio includes the performance of its predecessor common trust fund for the period prior to the commencement of operations of the Portfolio, as adjusted to reflect the maximum operating expenses that may be charged Class A Shares of the respective Portfolio. The common trust funds did not charge any expenses. This performance information is not necessarily indicative of the future performance of a Portfolio. Because each Portfolio is actively managed, its investments will vary from time to time and will not be identical to the past portfolio investments of the predecessor. Moreover, the predecessor common trust funds were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act, which, if imposed, could have adversely affected the common trust funds' performance.

2 For the period March 28, 1994 (commencement of operations) through December 31, 1997.

     Total return is calculated by subtracting the amount of the maximum offering price per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable
CDSC), and dividing the result by the maximum offering price per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period for Class A Shares or without giving effect to any applicable CDSC at the end of the period for Class B Shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A Shares or any applicable CDSC with respect to Class B Shares, which, if reflected, would reduce the performance quoted.

     The total return for Class A Shares of each Portfolio for the period from commencement of operations of the Portfolio through December 31, 1997 was as follows:

                                   BASED ON MAXIMUM            BASED ON NET
NAME OF PORTFOLIO                   OFFERING PRICE             ASSET VALUE
                                      PRICE

Capital Growth Portfolio(1)            41.00%                    48.06%

Dividend Growth Portfolio(2)           18.29%                    24.20%

Limited Duration U.S.
   Government Portfolio(2)              2.37%                     5.54%

Limited Duration Income
   Portfolio(3)                        21.42%                    23.98%

Limited Duration Tennessee
   Tax Free Portfolio(2)                1.13%                     4.26%

Core Income Portfolio(1)                9.74%                    13.14%

Tennessee Tax Exempt Bond
   Portfolio(3)                        16.32%                    19.92%

-----------------------

1 For the period from April 1, 1996 (commencement of operations) through December 31, 1997.

2 For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

3 For the period from March 28, 1994 (commencement of operations) through December 31, 1997.

     For the seven-day period ended December 31, 1997, the Prime Money Market Portfolio's yield was 5.10% for Class A Shares and 5.35% for Trust Shares, and its effective yield was 5.22% for Class A Shares and 5.48% for Trust Shares. The U.S. Treasury Money Market Portfolio's yield for such period was 4.82% for Class A Shares and 5.07% for Trust Shares, and its effective yield was 4.93% for Class A Shares and 5.19% for Trust Shares. Yield will be computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Portfolio account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held, their maturity and operating expenses. An investor's principal in the Portfolio is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which each Portfolio's price per share is determined.

     From time to time, advertising materials for a Portfolio may refer to or discuss current or past business, political, economic or financial conditions, such as U.S. monetary or fiscal policies and actual or proposed tax legislation. In addition, from time to time, advertising materials for a Portfolio may include information concerning retirement and investing for retirement, average life expectancy and pension and social security benefits.

     No performance figures are provided for Class B Shares which had not been offered as of the date of the financial information.

                        DIVIDENDS, DISTRIBUTION AND TAXES

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH PROSPECTUS ENTITLED "DIVIDENDS, DISTRIBUTIONS AND TAXES."

     The Adviser believes that each Portfolio qualified as a "regulated investment company" under the Code for the fiscal year ended December 31, 1997. Each Portfolio intends to continue to so qualify if such qualification is in the best interests of its shareholders. To qualify as a regulated investment company, the Portfolio must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and net short-term capital gain), and must meet certain asset diversification and other requirements. Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in "Dividends, Distributions and Taxes" in the Prospectus. In addition, the Code provides that if a shareholder holds shares for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain dividend received.

     Depending upon the composition of a Portfolio's income, the entire amount or a portion of the dividends paid by the Portfolio from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from a Portfolio distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that such Portfolio's income consists of dividends paid by U.S. corporations. However,
Section 246(c) of the Code generally provides that if a qualifying corporate shareholder has disposed of Portfolio shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Portfolio as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Portfolio shares.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial futures and options, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of market discount bonds will be treated as ordinary income under
Section 1276 of the Code. A market discount bond is defined as any bond purchased by a Portfolio after April 30, 1993, and after its original issuance, at a price below its face or accredited value. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under Section 1256 of the Code, any gain or loss realized by the Portfolio from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

     Offsetting positions held by a Portfolio involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. If the Portfolio was treated as entering into straddles by reason of its futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.

     The Taxpayer Relief Act of 1997 included constructive sale provisions that generally will apply if a Portfolio either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as or substantially identical to the underlying property. In each instance, with certain exceptions, the Portfolio generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Portfolio enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

     Investment by a Portfolio in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing such Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PORTFOLIO TRANSACTIONS

     GENERAL. Transactions are allocated to various dealers by the Portfolios' investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. No brokerage commissions have been paid to date, except as noted below.

     To the extent research services are furnished by brokers through which the Portfolio effects securities transactions, the Adviser may use such information in advising other funds or accounts it advises and, conversely, to the extent research services are furnished to the Adviser by brokers in connection with other funds or accounts the Adviser advises, the Adviser also may use such information in advising the Portfolios. Although it is not possible to place a dollar value on these services, if they are provided, it is the opinion of the Adviser that the receipt and study of any such services should not reduce the overall expenses of its research department.

     CAPITAL GROWTH PORTFOLIO AND DIVIDEND GROWTH Portfolio. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more clients the Adviser might advise being engaged simultaneously in the purchase or sale of the same security. Portfolio turnover may vary from year to year, as well as within a year. It is anticipated that in any fiscal year, the turnover rate for each of these Portfolios generally should be less than 100%. Higher turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

     When transactions are executed in the over-the-counter market, the Adviser will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     The Fund's Board of Directors has determined, in accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, that any portfolio transaction for the Portfolio may be executed by certain brokers that are affiliates of the Adviser when such broker's charge for the transaction does not exceed the usual and customary level.

     For the period April 1, 1996 (commencement of operations) through December 31, 1996 and for the fiscal year ended December 31, 1997, the Capital Growth Portfolio paid total brokerage commissions of $88,860 and $360,208, respectively, none of which was paid to affiliates of the Adviser or BISYS. For the period February 27, 1997 (commencement of operations) through December 31, 1997, the Dividend Growth Portfolio paid total brokerage commissions of $166,678, none of which was paid to affiliates of the Adviser or BISYS. There were no gross spreads or concessions on principal transactions for the periods.

     CORE INCOME PORTFOLIO, LIMITED DURATION INCOME PORTFOLIO, TENNESSEE TAX EXEMPT BOND PORTFOLIO, LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO, LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, PRIME MONEY MARKET PORTFOLIO AND U.S. TREASURY MONEY MARKET PORTFOLIO. Purchases and sales of portfolio securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Portfolio for such purchases and sales. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.

                        INFORMATION ABOUT THE PORTFOLIOS

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PORTFOLIOS' PROSPECTUS ENTITLED "GENERAL INFORMATION."

     Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the election of directors from the separate voting requirements of the Rule.

     Each Portfolio will send annual and semi-annual financial statements to all its shareholders.

     As of March 27, 1998, the following shareholders owned of record 5% or more of the outstanding shares of the indicated Portfolio and Class:

                                                      PERCENT OF
                                                      TOTAL SHARES
NAME AND ADDRESS                                      OF CLASS OUTSTANDING

CAPITAL GROWTH PORTFOLIO:

JC Bradford Company                                   27.26% (Class A Shares)
F/B/O Robert Jernigan
330 Commerce Street
Nashville, TN 37201

FTC & Company                                         21.61% (Class A Shares)
Attn: Datalynx No. 106
P.O. Box 173736
Denver, CO 80217

BHC Securites, Inc.                                   6.14% (Class A Shares)
Attn: Cash Sweeps Dept.                               64.21% (Class B Shares)
2005 Market Street, 12th Floor
Philadelphia, PA 19103

First American National Bank                          6.05% (Class A Shares)
Attn:  AmeriStar Investment Management                98.32% (Trust Shares)
         and Trust
800 First American Center
Nashville, TN  37237

CORE INCOME PORTFOLIO:

First American National Bank                          80.76% (Class A Shares)
Attn: AmeriStar Investment Management                 99.99% (Trust Shares)
          and Trust
800 First American Center
Nashville, TN 37237

BHC Securities, Inc.                                  19.23% (Class A Shares)
Attn: Cash Sweeps Dept.                               91.69% (Class B Shares)
2005 Market Street, 12th Floor
Philadelphia, PA 19103

DIVIDEND GROWTH PORTFOLIO:

BHC Securities, Inc.                                  44.30% (Class A Shares)
Attn: Cash Sweeps Dept.                               68.93% (Class B Shares)
2005 Market Street, 12th Floor
Philadelphia, PA 19103

First American National Bank                          17.67% (Class A Shares)
Attn:  AmeriStar Investment Management                98.71% (Trust Shares)
         and Trust
800 First American Center
Nashville, TN  37237

LIMITED DURATION INCOME PORTFOLIO:

FTC & Company                                         54.74% (Class A Shares)
Attn: Datalynx No. 106
P.O. Box 173736
Denver, CO 80217

CoreLink Financial Inc.                               38.29% (Class A Shares)
1855 Gateway Blvd. Suite 500
P.O. Box 4054
Concord, CA 94520

BHC Securities, Inc.                                  97.47% (Class B Shares)
Attn: Cash Sweeps Dept.
2005 Market Street, 12th Floor
Philadelphia, PA 19103

First American National Bank                          99.99% (Trust Shares)
Attn:  AmeriStar Investment Management
         and Trust
800 First American Center
Nashville, TN  37237

LIMITED DURATION U.S. GOVERNMENT PORTFOLIO:

First American National Bank                          95.96% (Class A Shares)
Attn:  AmeriStar Investment Management
         and Trust
800 First American Center
Nashville, TN  37237

BHC Securities, Inc.                                  99.98% (Class B Shares)
Attn: Cash Sweeps Dept.
2005 Market Street, 12th Floor
Philadelphia, PA 19103


LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO:

First American National Bank                          99.96% (Class A Shares)
Attn:  AmeriStar Investment Management
         and Trust
800 First American Center
Nashville, TN  37237

BHC Securities, Inc.                                  99.99% (Class B Shares)
Attn: Cash Sweeps Dept.
2005 Market Street, 12th Floor
Philadelphia, PA 19103

TENNESSEE TAX EXEMPT BOND PORTFOLIO:

JC Bradford Company                                  29.60% (Class A Shares)
F/B/O Robert Jernigan
330 Commerce Street
Nashville, TN 37201

BHC Securities, Inc.                                  22.73% (Class A Shares)
Attn: Cash Sweeps Dept.                               99.99% (Class B Shares)
2005 Market Street, 12th Floor
Philadelphia, PA 19103

CoreLink Financial Inc.                               19.32% (Class A Shares)
1855 Gateway Blvd. Suite 500
P.O. Box 4054
Concord, CA 94520

First American National Bank                           8.12% (Class A Shares)
Attn: AmeriStar Investment Management and Trust       96.86% (Trust Shares)
800 First American Center
Nashville, TN 37237

PRIME MONEY MARKET PORTFOLIO:

BHC Securities, Inc.                                  51.68% (Class A Shares)
Attn: Cash Sweeps Dept.
2005 Market Street
Philadelphia, PA 19103

First American National Bank                         46.60% (Class A Shares)
Attn: AmeriStar Investment Management & Trust        94.74% (Trust Shares)
800 First American Center
Nashville, TN 37237

U.S. TREASURY MONEY MARKET PORTFOLIO:

First American National Bank                         54.07% (Class A Shares)
Attn: AmeriStar Investment                           97.67% (Trust Shares)
        Management & Trust
800 First American Center
Nashville, TN 37237

Hare & Co.                                           37.76% (Class A Shares)
c/o The Bank of New York
Attn: Stif/Master Note
One Wall Street
New York, NY 10286

     A shareholder who beneficially owns, directly or indirectly, more than 25% of a Portfolio's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Portfolio.

           CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL
                            AND INDEPENDENT AUDITORS

     The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian of each Portfolio's investments. BISYS Fund Services Ohio, Inc., an affiliate of BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Fund's transfer and dividend disbursing agent. Under the transfer agency agreement with the Fund, the Transfer Agent maintains shareholder account records for the Fund, handles certain communications between shareholders and the Fund and pays dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee compiled on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. Neither The Bank of New York nor BISYS Fund Services Ohio, Inc. has any part in determining the investment policies of any Portfolio or which securities are to be purchased or sold by a Portfolio.

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of Common Stock being sold pursuant to each Prospectus.

     KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, independent auditors, has been selected as each Portfolio's auditors.

                              FINANCIAL STATEMENTS

     The Portfolios' Annual Report to Shareholders for the fiscal year ended December 31, 1997 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this Statement of Additional Information.

                                    APPENDIX

     Description of certain ratings assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff") and Thomson BankWatch, Inc. ("BankWatch"):

S&P

BOND RATINGS

                                       AAA

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

     Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

     S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

 COMMERCIAL PAPER RATING

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

BOND RATINGS

                                       Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

     Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or relating supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

BOND RATINGS

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

     EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

     VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

     GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

BOND RATINGS

                                       AAA

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

     Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

                  The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

BankWatch
COMMERCIAL PAPER AND SHORT-TERM OBLIGATIONS

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

INTERNATIONAL AND U.S. BANK RATINGS

     In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

                              SUBJECT TO COMPLETION
                              DATED, JULY 28, 1998
                        THE INFINITY MUTUAL FUNDS, INC.
                                    ISG FUNDS
                           LARGE CAP EQUITY PORTFOLIO
                         SMALL CAP OPPORTUNITY PORTFOLIO
                                MID CAP PORTFOLIO
                             EQUITY VALUE PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                           MUNICIPAL INCOME PORTFOLIO
                           GOVERNMENT INCOME PORTFOLIO
                         TAX FREE MONEY MARKET PORTFOLIO
                        GOVERNMENT MONEY MARKET PORTFOLIO
                 CLASS A SHARES, CLASS B SHARES AND TRUST SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                                _________, 1998

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for the ISG Funds listed above (each, a "Portfolio" and collectively, the "Portfolios") of The Infinity Mutual Funds, Inc. (the "Fund"), dated __________, 1998, as each may be revised from time to time. To obtain a copy of the relevant Prospectus, please write to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219-3035. This Statement of Additional Information relates only to the Portfolios and not to any of the Fund's other portfolios.

     First American National Bank (the "Adviser") serves as each Portfolio's investment adviser.

     BISYS Fund Services Limited Partnership ("BISYS") serves as each Portfolio's administrator and distributor.

                                TABLE OF CONTENTS

                                                                            PAGE
Investment Objectives and Management Policies.............................  B-3
Management of the Fund....................................................  B-22
Management Arrangements...................................................  B-24
Purchase and Redemption of Shares.........................................  B-29
Determination of Net Asset Value..........................................  B-31
Performance Information...................................................  B-34
Dividends, Distributions and Taxes........................................  B-36
Portfolio Transactions....................................................  B-40
Information About the Portfolios..........................................  B-41
Custodian, Transfer and Dividend Disbursing
  Agent, Counsel and Independent Auditors.................................  B-42
Financial Statements......................................................  B-42
Appendix..................................................................  B-43

                  INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE PROSPECTUS ENTITLED "DESCRIPTION OF THE PORTFOLIOS" AND "APPENDIX."

PORTFOLIO SECURITIES

     BANK OBLIGATIONS. (All Portfolios) Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Portfolio are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. If a domestic bank with deposits insured by the FDIC becomes insolvent, unsecured deposits and other general obligations of such bank's foreign branches will be subordinated to the receivership expenses of the FDIC and such bank's domestic deposits and would be subject to the loss of principal to a greater extent than such bank's domestic branch deposits.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis.

     Each Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided the Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Portfolio will own more than one such CD per such issuer.

     Each Portfolio may invest in short-term U.S. dollar denominated corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants." The Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Portfolio and the Borrower. In such cases, the Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio could enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such cases, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

     REPURCHASE AGREEMENTS. (All Portfolios) Each Portfolio may enter into repurchase agreements. The Fund's custodian or sub-custodian employed in connection with third-party repurchase transactions will have custody of, and will hold in a segregated account, securities acquired by a Portfolio under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act"). Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio entering into them. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Portfolio will enter into repurchase agreements only with registered or unregistered securities dealers or banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Portfolio may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. The Adviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Each Portfolio will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

     ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 10% of the value of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, restricted securities other than those the Adviser has determined to be liquid pursuant to guidelines established by the Fund's Board and repurchase agreements maturing in more than seven days. Commercial paper issues include securities issued by major corporations without registration under the Securities Act of 1933, as amended ("1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper and medium term notes issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper ordinarily is resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the Securities and Exchange Commission adopted Rule 144A under the 1933 Act. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as amended, generally is eligible to be sold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. Where a substantial market of qualified institutional buyers has developed for certain restricted securities purchased by the Fund pursuant to Rule 144A under the Securities Act of 1933, as amended, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Fund's Board. Because it is not possible to predict with assurance how the market for specific restricted securities sold pursuant to Rule 144A will develop, the Fund's Board has directed the Adviser to monitor carefully each Portfolio's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, a Portfolio's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

     FORWARD COMMITMENTS. (All Portfolios) Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

     MORTGAGE-RELATED SECURITIES. (Government Income Portfolio) Mortgage-related securities are a form of Derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in REMICs or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates.

GOVERNMENT AGENCY SECURITIES--Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

GOVERNMENT RELATED SECURITIES--Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the Untied States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.

     Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

PRIVATE ENTITY SECURITIES--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

COMMERCIAL MORTGAGE-RELATED SECURITIES--Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

     Each of these Portfolios may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

     The market for commercial mortgage-related securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-related securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or
(e) any combination thereof. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Each of these Portfolios also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

     Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES--The Portfolio also may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

REAL ESTATE INVESTMENT TRUSTS--A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     STANDARD & POOR'S DEPOSITARY RECEIPTS. (Large Cap Equity Portfolio, Small Cap Opportunity Portfolio, Mid Cap Portfolio and Equity Value Portfolio) These securities, commonly referred to as "spiders," represent an interest in a fixed portfolio of common stocks designed to track the price and dividend yield performance of the Standard & Poor's 500 Index or the Standard & Poor's MidCap 400 Index, as the case may be.

     MUNICIPAL OBLIGATIONS. (Municipal Income Portfolio and Tax Free Money Market Portfolio) The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

     Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of the advisory and administration fees, as well as other operating expenses, will have the effect of reducing the yield to investors.

     Each of these Portfolios may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Portfolios may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. The Fund's Board of Directors has established guidelines for the Adviser to determine the liquidity and appropriate valuation of lease obligations based on factors which include:
(1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

     Each of these Portfolios will purchase tender option bonds only when the Adviser is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Portfolio. Based on the tender option bond agreement, each of these Portfolios expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that is valued at fair value.

     RATINGS OF MUNICIPAL OBLIGATIONS. Subsequent to its purchase by a Portfolio, an issue of rated Municipal Obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require the sale of such Municipal Obligations by the Portfolio, but the Adviser will consider such event in determining whether the Portfolio should continue to hold the Municipal Obligations. To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Inc. ("Fitch") for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the relevant Portfolio's Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

MANAGEMENT POLICIES

     OPTIONS TRANSACTIONS. (Large Cap Equity Portfolio, Small Cap Opportunity Portfolio, Mid Cap Portfolio, Equity Value Portfolio, Government Income Portfolio and International Equity Portfolio) Each of these Portfolios may engage in options transactions, such as purchasing or writing covered call or put options. The principal reason for the Portfolio writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolio may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

     So long as the Portfolio's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

     While it may choose to do otherwise, the Portfolio generally will purchase or write only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     The Portfolio intends to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options written by the Portfolio as illiquid securities.

     Each of these Portfolios will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Portfolio are qualified for offer and sale.

     STOCK INDEX OPTIONS. (Large Cap Equity Portfolio, Small Cap Opportunity Portfolio, Mid Cap Portfolio, Equity Value Portfolio and International Equity Portfolio) Each of these Portfolios may purchase and write put and call options on stock indexes to the extent of 15% of the value of its net assets. Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of a stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. (Large Cap Equity Portfolio, Small Cap Opportunity Portfolio, Mid Cap Portfolio, Equity Value Portfolio and International Equity Portfolio) Upon exercise of an option, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio.

     FUTURE DEVELOPMENTS. Each Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with its investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its prospectus.

     LENDING PORTFOLIO SECURITIES. To a limited extent, each Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Portfolio can increase its income through the investment of the cash collateral. For purposes of this policy, each Portfolio considers collateral consisting of U.S. Government securities to be the equivalent of cash. From time to time, a Portfolio may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

     REVERSE REPURCHASE AGREEMENTS. (Government Money Market Portfolio) The Portfolio may enter into reverse repurchase agreements. The Portfolio will maintain in a segregated account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

INVESTMENT RESTRICTIONS

     Each Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies and each Portfolio, other than International Equity Portfolio, has adopted investment restrictions numbered 13 and 14 as additional fundamental policies. These restrictions cannot be changed, as to a Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting securities. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Directors at any time. No Portfolio may:

     1. Invest in commodities, except that each Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

     3. Borrow money, except that each Portfolio may borrow up to 33-1/3% of the value of its total assets. For purposes of this investment restriction, a Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

     4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board of Directors.

     5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities, and except that the Municipal Income Portfolio and Tax Free Money Market Portfolio each may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Portfolio's investments permitted under Investment Restriction Nos. 1, 3 and 10 are not considered senior securities for purposes of this Investment Restriction.

     7. Purchase securities on margin, but each Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     8. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that, in the case of the Municipal Income Portfolio and Tax Free Money Market Portfolio, there shall be no such limitation on the purchase of tax exempt municipal obligations and, in the case of each Portfolio, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     9. Invest in the securities of a company for the purpose of exercising management or control, but each Portfolio will vote the securities it owns as a shareholder in accordance with its views.

     10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Portfolio's net assets would be so invested.

     12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     The following investment restrictions numbered 13 and 14 are fundamental policies which apply to each Portfolio, except the International Equity Portfolio. None of these Portfolios may:

     13. With respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

     14. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of the Portfolio's total assets.

     For purposes of Investment Restriction No. 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

     The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of a Portfolio in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Portfolio, and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of such Portfolio's shares in the state involved.

                             MANAGEMENT OF THE FUND

     Directors and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

DIRECTORS OF THE FUND

*WILLIAM B. BLUNDIN, PRESIDENT AND CHAIRMAN OF THE BOARD OF DIRECTORS. An employee of BISYS Fund Services, Inc., BISYS' general partner. Mr. Blundin also is an officer of other investment companies administered by BISYS or its affiliates. He is 60 years old and his address is 90 Park Avenue, New York, New York 10016.

NORMA A. COLDWELL, DIRECTOR. International Economist and Consultant; Executive
     Vice President of Coldwell Financial Consultants; Trustee and Treasurer of Meridian House International (International Education and Cultural Group); Member of the Board of Advisors of Meridian International Center and Emerging Capital Markets, S.A. (Montevideo, Uruguay); formerly, Chief International Economist of Riggs National Bank, Washington, D.C. She is 72 years old and her address is 3330 Southwestern Boulevard, Dallas, Texas 75225.

RICHARD H. FRANCIS, DIRECTOR. Former Executive Vice President and Chief
     Financial Officer of Pan American World Airways, Inc. (currently, debtor-in-possession under the U.S. Bankruptcy Code), March 1988 to October 1991; Senior Vice President and Chief Financial Officer of American Standard Inc., 1960 to March 1988. Mr. Francis is a director of Allendale Mutual Insurance and The Indonesia Fund, Inc. He is 66 years old and his address is 40 Grosvenor Road, Short Hills, New Jersey 07078.

WILLIAM W. McINNES, DIRECTOR. Private investor. From July 1978 to February 1993, he was Vice-President--Finance and Treasurer of Hospital Corp. of America. He is also a director of Gulf South Medical Supply and Diversified Trust Co. He is 48 years old and his address is 116 30th Avenue South, Nashville, Tennessee 37212.

ROBERT A. ROBINSON, DIRECTOR. Private investor. Since 1991, President Emeritus, and from 1968 to 1991, President of The Church Pension Group, NYC. From 1956 to 1966, Senior Vice President of Colonial Bank & Trust Co. He is also a director of Mariner Institutional Funds, Inc., Mariner Tax-Free Institutional Funds, Inc., UST Master Funds, UST Master Tax Exempt Funds, H.B. and F.H. Bugher Foundation, Morehouse-Barlow Co. Publishers, The Canterbury Cathedral Trust in America, The Living Church Foundation and Hoosac School. He is 71 years old and his address is 2 Hathaway Common, New Canaan, Connecticut 06840.

OFFICERS OF THE FUND

JEFFREY C. CUSICK, VICE PRESIDENT AND ASSISTANT SECRETARY. An employee of BISYS
     Fund Services, Inc. since July 1995, and an officer of other investment companies administered by BISYS or its affiliates. From September 1993 to July 1995, he was Assistant Vice President and, from 1989 to September 1993, he was Manager--Client Services, of Federated Administrative Services. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

WILLIAM TOMKO, VICE PRESIDENT. An employee of BISYS Fund Services, Inc. and an officer of other investment companies administered by BISYS or its affiliates. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

NIMISH BHATT, TREASURER. An employee of BISYS Fund Services, Inc. since July,
     1996, and an officer of other investment companies administered by BISYS or its affiliates. Prior thereto, he was an Assistant Vice President with Evergreen Asset Management Corp./First Union Bank, from January 1995 to July 1996, and, from September 1990 to January 1995, he was an accountant with Price Waterhouse. He is 34 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ROBERT L. TUCH, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
     since June 1991, and an officer of other investment companies administered by BISYS or its affiliates. From July 1990 to June 1991, he was Vice President and Associate General Counsel with National Securities Research Corp. Prior thereto, he was an Attorney with the Securities and Exchange Commission. He is 45 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ALAINA METZ, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc. and an officer of other investment companies administered by BISYS or its affiliates. She is 29 years old and her address is 3435 Stelzer Road, Columbus, Ohio 43219.

     For so long as the Distribution Plan described in the section captioned "Management Arrangements--Distribution Plan" remains in effect, the Directors of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Fund.

     Directors and officers of the Fund, as a group, owned less than 1% of any Portfolio's shares of common stock outstanding on July 27, 1998.

     The Fund does not pay any remuneration to its officers and Directors other than fees and expenses to those Directors who are not directors, officers or employees of the Adviser or BISYS or any of their affiliates. The aggregate amount of compensation paid to each such Director by the Fund for year ended December 31, 1997 was as follows:

                                                      Total Compensation from
  Name of                Aggregate Compensation        Fund and Fund Complex
 Board Member                  from Fund*              Paid to Board Member

Norma A. Coldwell                $18,000                     $18,000
Richard H. Francis               $18,000                     $18,000
William W. McInnes               $18,000                     $18,000
Robert A. Robinson               $18,000                     $18,000

-------------

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $13,422 for all Directors as a group.

                             MANAGEMENT ARRANGEMENTS

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PROSPECTUS ENTITLED "MANAGEMENT OF THE PORTFOLIOS."

     INVESTMENT ADVISORY AGREEMENT. The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated February 15, 1994 with the Fund. As to each Portfolio, the Agreement is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was last approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Agreement, at a meeting held on May 14, 1998. As to each Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

     As compensation for the Adviser's services, the Fund has agreed to pay the Adviser a monthly investment advisory fee at the annual rate set forth in the Portfolios' Prospectus.

     With respect to Small Cap Opportunity Portfolio, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Womack Sub-Advisory Agreement") with Womack Asset Management, Inc. ("Womack") dated _________, 1998. As to such Portfolio, the Womack Sub-Advisory Agreement is subject to annual approval by
(i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Womack, by vote cast in person at a meeting called for the purpose of voting on such approval. The Womack Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Womack. The Womack Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     With respect to International Equity Portfolio, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Lazard Sub-Advisory Agreement") with Lazard Asset Management ("Lazard") dated ______, 1998. As to such Portfolio, the Lazard Sub-Advisory Agreement is subject to annual approval by
(i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Lazard, by vote cast in person at a meeting called for the purpose of voting on such approval. The Lazard Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Lazard. The Lazard Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     With respect to Mid Cap Portfolio, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Bennett Lawrence Sub-Advisory Agreement") with Bennett Lawrence Management, LLC ("Bennett Lawrence") dated _________, 1998. As to such Portfolio, the Bennett Lawrence Sub-Advisory Agreement is subject to annual approval by (i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Bennett Lawrence, by vote cast in person at a meeting called for the purpose of voting on such approval. The Bennett Lawrence Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Bennett Lawrence. The Bennett Lawrence Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     ADMINISTRATION AGREEMENT. BISYS provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated April 25, 1996 with the Fund. As to each Portfolio, the Administration Agreement will continue until April 25, 2001 and thereafter is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or BISYS, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was last approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Administration Agreement, at a meeting held on May 14, 1998. As to each Portfolio, the Administration Agreement is terminable without penalty, at any time if for cause, by the Fund's Board of Directors or by vote of the holders of a majority of such Portfolio's outstanding voting securities, or, on not less than 90 days' notice, by BISYS. The Administration Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

     As compensation for BISYS' services, the Fund has agreed to pay BISYS a monthly administration fee at the annual rate set forth in the Portfolios' Prospectus.

     DISTRIBUTION AGREEMENT. BISYS acts as the exclusive distributor of each Portfolio's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated November 11, 1997, with the Fund. Shares are sold on a continuous basis by BISYS as agent, although BISYS is not obliged to sell any particular amount of shares. No compensation is payable by the Fund to BISYS for its distribution services.

     DISTRIBUTION PLAN. (Applicable only with respect to Class A Shares of each Portfolio other than the Tax Free Money Market Portfolio and Government Money Market Portfolio and Class B Shares of each Portfolio) Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Directors have adopted such a plan (the "Distribution Plan") with respect to Class A Shares of each Portfolio other than the Tax Free Money Market Portfolio and Government Money Market Portfolio and Class B Shares of each Portfolio pursuant to which each such Portfolio pays BISYS for advertising, marketing and distributing Class A Shares and Class B Shares. The Fund's Directors believe that there is a reasonable likelihood that the Distribution Plan will benefit each such Portfolio and the holders of its Class A Shares and Class B Shares.

     A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Class A Shares and Class B Shares may bear for distribution pursuant to the Distribution Plan without approval of such shareholders and that other material amendments of the Distribution Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan was last so approved on May 14, 1998. As to each Class, the Distribution Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the Distribution Plan agreements or by vote of the holders of a majority of Class A Shares or Class B Shares, as the case may be, voting separately as a Class. A Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Directors, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Portfolio's Class A Shares or Class B Shares, as the case may be, voting separately as a Class. A Distribution Plan agreement will terminate automatically, as to the relevant Class, in the event of its assignment (as defined in the 1940 Act).

     SHAREHOLDER SERVICES PLAN. (Applicable to each class of each Portfolio) The Fund's Directors have adopted a shareholder services plan (the "Shareholder Services Plan") with respect to each Class of each Portfolio pursuant to which each Portfolio pays BISYS for the provision of certain services to the holders of such shares. The Fund's Directors believe that there is a reasonable likelihood that the Shareholder Services Plan will benefit each such Portfolio and the holders of its Class A or Class B Shares, as the case may be.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Shareholder Services Plan or in the related Shareholder Services Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved on May 14, 1998. The Shareholder Services Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in the Shareholder Services Plan agreements. A Shareholder Services Plan agreement is terminable without penalty, at any time, by such vote of the Directors. A Shareholder Services Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by others. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, BISYS, any sub-investment adviser, or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of each Portfolio's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

                        PURCHASE AND REDEMPTION OF SHARES

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE PROSPECTUS ENTITLED "HOW TO BUY SHARES" AND "HOW TO REDEEM SHARES."

     TERMS OF PURCHASE. The Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Portfolios.

     SALES LOADS. (Applicable to Class A Shares of each Portfolio other than the Tax Free Money Market Portfolio and Government Money Market Portfolio) The scale of sales loads applies to purchases of Class A Shares of each Portfolio other than the Tax Free Money Market Portfolio and Government Money Market Portfolio made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

     "SWEEP" PROGRAM. (Applicable to the Tax Free Money Market Portfolio and Government Money Market Portfolio Only) Shares of the Tax Free Money Market Portfolio and Government Money Market Portfolio may be purchased through the "sweep" program established by certain financial institutions under which a portion of their customers' accounts may be automatically invested in the Portfolio. The customer becomes the beneficial owner of specific shares of the Portfolio which may be purchased, redeemed and held by the financial institution in accordance with the customer's instructions and may fully exercise all rights as a shareholder. The shares will be held by BISYS Fund Services Ohio, Inc. (the "Transfer Agent") in book-entry form. A statement with regard to the customer's shares is generally supplied to the customer monthly, and confirmations of all transactions for the account of the customer ordinarily are available to the customer promptly on request. In addition, each customer is sent proxies, periodic reports and other information from the Fund with regard to shares of the Portfolios. The customer's shares are fully assignable and may be encumbered by the customer. The "sweep" agreement can be terminated by the customer at any time, without affecting its beneficial ownership of the shares.

     To obtain the benefits of this service, a customer typically is required to maintain a minimum balance subject to a monthly maintenance fee, or a higher minimum balance for which no monthly fee would be imposed. In either case, a penalty fee is imposed if the minimum should not be maintained. In general, the automatic investment in the Portfolio's shares occurs on the same day that withdrawals are made by the financial institution, at the next determined net asset value after the order is received.

     All agreements which relate to the service are with the financial institution. Neither BISYS nor the Fund is a party to any of those agreements and no part of the compensation received by the financial institution flows to the Fund or to BISYS or to any of their affiliates, either directly or indirectly. Further information concerning this program and any related charges or fees is provided by the financial institution prior to any purchase of the Portfolio's shares. Any fees charged by the financial institution effectively reduces the Portfolio's yield for those customers.

     REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

     STOCK CERTIFICATES; SIGNATURES. Any certificate representing Portfolio shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Fund's Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Signature-guaranties may not be provided by notaries public. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature.

     REDEMPTION COMMITMENT. Each Portfolio has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Portfolio normally utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Portfolio's shareholders.

                        DETERMINATION OF NET ASSET VALUE

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

     GENERAL. Expenses and fees, including the advisory fee and fees paid pursuant to the Distribution Plan or Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Class of Portfolio shares.

     LARGE CAP EQUITY PORTFOLIO, SMALL CAP OPPORTUNITY PORTFOLIO, MID CAP PORTFOLIO, EQUITY VALUE PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO. Each of these Portfolios' securities, including covered call options written by the Portfolio, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Adviser. Forward currency contracts will be valued at the current cost of offsetting the contract. Since the International Equity Portfolio has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Portfolio's securities. Debt securities maturing in 60 days or less are carried at amortized cost, which approximates value, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Board of Directors. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors.

     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if the Directors believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

     GOVERNMENT INCOME PORTFOLIO. The Portfolio's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board of Directors. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board of Directors.

     MUNICIPAL INCOME PORTFOLIO. The Portfolio's investments are valued by the Service. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the Portfolio's securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board of Directors.

     TAX FREE MONEY MARKET PORTFOLIO AND GOVERNMENT MONEY MARKET PORTFOLIO. The valuation of each of these Portfolios' investment securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Board of Directors has agreed, as a particular responsibility within the overall duty of care owed to each of these Portfolios' investors, to establish procedures reasonably designed to stabilize each such Portfolio's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether such Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield data for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board of Directors.

     The extent of any deviation between a Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly will consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

                             PERFORMANCE INFORMATION

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE RELEVANT PROSPECTUS ENTITLED "PERFORMANCE INFORMATION OR "YIELD INFORMATION."

     Current yield is computed pursuant to a formula which operates as follows:
The amount of the Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned by the Portfolio during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the maximum offering price per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

     Tax equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax exempt. The tax equivalent figure, however, does not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. In addition, there may be pending legislation which could affect such stated tax rates or yield. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of Class A the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B, the maximum applicable contingent deferred sales charge ("CDSC") has been paid upon redemption at the end of the period.

     Total return is calculated by subtracting the amount of the maximum offering price per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable
CDSC), and dividing the result by the maximum offering price per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period for Class A Shares or without giving effect to any applicable CDSC at the end of the period for Class B Shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A Shares or any applicable CDSC with respect to Class B Shares, which, if reflected, would reduce the performance quoted.

     Seven-day yield will be computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Portfolio account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held, their maturity and operating expenses. An investor's principal in the Portfolio is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which each Portfolio's price per share is determined.

     From time to time, advertising materials for a Portfolio may refer to or discuss current or past business, political, economic or financial conditions, such as U.S. monetary or fiscal policies and actual or proposed tax legislation. In addition, from time to time, advertising materials for a Portfolio may include information concerning retirement and investing for retirement, average life expectancy and pension and social security benefits.

                        DIVIDENDS, DISTRIBUTION AND TAXES

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH PROSPECTUS ENTITLED "DIVIDENDS, DISTRIBUTIONS AND TAXES."

     Each Portfolio intends to qualify as a "regulated investment company" under the Code if such qualification is in the best interests of its shareholders. To qualify as a regulated investment company, the Portfolio must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and net short-term capital gain), and must meet certain asset diversification and other requirements. Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in "Dividends, Distributions and Taxes" in the Prospectus. In addition, the Code provides that if a shareholder holds shares for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain dividend received.

     Depending upon the composition of a Portfolio's income, the entire amount or a portion of the dividends paid by the Portfolio from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from a Portfolio distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that such Portfolio's income consists of dividends paid by U.S. corporations. However,
Section 246(c) of the Code generally provides that if a qualifying corporate shareholder has disposed of Portfolio shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Portfolio as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Portfolio shares.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial futures and options, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of market discount bonds will be treated as ordinary income under
Section 1276 of the Code. A market discount bond is defined as any bond purchased by a Portfolio after April 30, 1993, and after its original issuance, at a price below its face or accredited value. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under Section 1256 of the Code, any gain or loss realized by the Portfolio from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

     Offsetting positions held by a Portfolio involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. If the Portfolio was treated as entering into straddles by reason of its futures or options transactions, such straddles could be charac terized as "mixed straddles" if the futures or options trans actions comprising such straddles were governed by Section 1256. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.

     The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if a Portfolio either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as or substantially identical to the underlying property. In each instance, with certain exceptions, the Portfolio generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Portfolio enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

     Investment by a Portfolio in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing such Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

     The International Equity Portfolio may qualify for and may make an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Portfolio to foreign countries (which taxes relate primarily to investment income). The International Equity Portfolio may make an election under Section 853 of the Code, provided more than 50% of the value of the Portfolio's total assets at the close of the taxable year consists of securities in foreign corporations, and the Portfolio satisfies the applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

     If the International Equity Portfolio invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and gain realized with respect to PFIC securities that are marked-to-market will be treated as ordinary income under Section 1296 of the Code.

                             PORTFOLIO TRANSACTIONS

     GENERAL. Transactions are allocated to various dealers by the Portfolios' investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. No brokerage commissions have been paid to date, except as noted below.

     To the extent research services are furnished by brokers through which the Portfolio effects securities transactions, the Adviser may use such information in advising other funds or accounts it advises and, conversely, to the extent research services are furnished to the Adviser by brokers in connection with other funds or accounts the Adviser advises, the Adviser also may use such information in advising the Portfolios. Although it is not possible to place a dollar value on these services, if they are provided, it is the opinion of the Adviser that the receipt and study of any such services should not reduce the overall expenses of its research department.

     LARGE CAP EQUITY PORTFOLIO, SMALL CAP OPPORTUNITY PORTFOLIO, MID CAP PORTFOLIO, EQUITY VALUE PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more clients the Adviser might advise being engaged simultaneously in the purchase or sale of the same security. Portfolio turnover may vary from year to year, as well as within a year. It is anticipated that in any fiscal year, the turnover rate for each of these Portfolios generally should be less than 100%. Higher turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

     When transactions are executed in the over-the-counter market, the Adviser will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     The Fund's Board of Directors has determined, in accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, that any portfolio transaction for the Portfolio may be executed by certain brokers that are affiliates of the Adviser when such broker's charge for the transaction does not exceed the usual and customary level.

     MUNICIPAL INCOME PORTFOLIO, GOVERNMENT INCOME PORTFOLIO, TAX FREE MONEY MARKET PORTFOLIO AND GOVERNMENT MONEY MARKET PORTFOLIO. Purchases and sales of portfolio securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Portfolio for such purchases and sales. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.

                        INFORMATION ABOUT THE PORTFOLIOS

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PORTFOLIOS' PROSPECTUS ENTITLED "GENERAL INFORMATION."

     Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the election of directors from the separate voting requirements of the Rule.

     Each Portfolio will send annual and semi-annual financial statements to all its shareholders.

           CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL
                            AND INDEPENDENT AUDITORS

     First American National Bank, First American Center, 315 Deaderick Street, Nashville, Tennessee 37237, also acts as custodian for the Portfolios' investments. Under a custody agreement with the Fund, the Adviser holds each Portfolio's securities and keeps all necessary accounts and records. For its custody services, the Adviser receives a monthly fee based on the market value of the Portfolios' assets held in custody and receives certain securities transaction charges. The Bank of New York, 90 Washington Street, New York, New York 10286, acts as sub-custodian of each Portfolio's investments. The Bank of New York has no part in determining the investment policies of any Portfolio or which securities are to be purchased or sold by a Portfolio.

     BISYS Fund Services Ohio, Inc., an affiliate of BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Fund's transfer and dividend disbursing agent. Under the transfer agency agreement with the Fund, the Transfer Agent maintains shareholder account records for the Fund, handles certain communications between shareholders and the Fund and pays dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee compiled on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of Common Stock being sold pursuant to each Prospectus.

     ______________________________________________, independent auditors, have been selected as each Portfolio's auditors.

                              FINANCIAL STATEMENTS

     The Portfolios' Annual Report to Shareholders for the fiscal year ending December 31, 1998 will be supplied with this Statement of Additional Information when it is available in February 1999.

                                    APPENDIX

     Description of certain ratings assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff") and Thomson BankWatch, Inc.("BankWatch"):

S&P

BOND RATINGS

                                       AAA

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

     Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

     S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

BOND RATINGS

                                       Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or relating supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

BOND RATINGS

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

     EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

     VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

     GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

BOND RATINGS

                                       AAA

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

     Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

BankWatch

COMMERCIAL PAPER AND SHORT-TERM OBLIGATIONS RATINGS

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

INTERNATIONAL AND U.S. BANK RATINGS

     In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

                               DG Investor Series
                              Stock and Bond Funds

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates to the following six portfolios (individually or collectively referred to as the "Fund" or "Funds" as the context requires) of DG Investor Series (the "Trust"):

              DG Equity Fund;

              DG Opportunity Fund;

              DG International Equity Fund;

              DG Limited Term Government Income Fund;

              DG Government Income Fund; and

              DG Municipal Income Fund.

     This Statement should be read with the prospectus of the Funds dated June 30, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-530-7377, or you can visit the DG Investor Series' Internet site on the World Wide Web at (www.dgb.com).

     DG INVESTOR SERIES
     DG Equity Fund
     DG Opportunity Fund
     DG International Equity Fund
     DG Limited Term Government Income Fund
     DG Government Income Fund
     DG Municipal Income Fund
     5800 Corporate Drive
     Pittsburgh, Pennsylvania 15237-7010

                          Statement dated June 30, 1998
[GRAPHIC OMITTED]

   Cusip 23321N301      Cusip 23321N400
   Cusip 23321N806      Cusip 23321N103
   Cusip 23321N509      Cusip 23321N202 G00499-13 (6/98)

TABLE OF CONTENTS
---------------------------------------------------------------------------

                                        I

General Information About the Funds                    1

Investment Objectives and Policies                     1

Equity Fund and Opportunity Fund                       1
  Types of Investments                                 1
  Zero Coupon Convertible Securities                   1
  Convertible Securities                               1
  Money Market Instruments                             2
  Warrants                                             2
  Corporate Debt Securities                            2
International Equity Fund                              2
  Types of Investments                                 2
  Restricted and Illiquid Securities                   2
  Warrants                                             3
  Special Considerations Affecting
   Emerging Markets                                    3
  Portfolio Turnover                                   4

Limited Term Fund and Government Income Fund           4
  Types of Investments                                 4
  Weighted Average Portfolio Duration                  4
  Mortgage-Backed and Asset-Backed Securities
   Risks                                               4

Municipal Income Fund                                  5
  Types of Investments                                 5
  Temporary Investments                                6
  Other Investment Techniques                          6

Investment Policies and Strategies                     6
  Futures and Options Transactions                     6
  Repurchase Agreements                                8
  Reverse Repurchase Agreements                        9
  When-Issued and Delayed
   Delivery Transactions                               9
  Lending of Portfolio Securities                      9
  Investing in Securities of Other
   Investment Companies                                9
  Portfolio Turnover                                   9

Investment Limitations                                 9

DG Investor Series Management                         14
  Trust Ownership                                     18
  Trustees' Compensation                              19
  Trustee Liability                                   19

Investment Advisory Services                          19
  Adviser to the Funds                                19
  Advisory Fees                                       20
  Sub-Adviser to the International Equity Fund        20
  Sub-Advisory Fees                                   20

Brokerage Transactions                                20

Other Services                                        21
  Administration of the Trust                         21
  Custodian                                           21
  Transfer Agent, Dividend Disbursing
   Agent, and Shareholder Servicing Agent             21
  Independent Auditors                                21

Purchasing Shares                                     21
  Distribution and Shareholder Services Plans         21
  Conversion to Federal Funds                         22

Determining Net Asset Value                           22
  Determining Market Value of Securities              22
  Trading in Foreign Securities                       23
  Valuing Municipal Securities                        23

Exchange Privilege                                    23
  Requirements for Exchange                           23
  Making an Exchange                                  23

Redeeming Shares                                      23
  Redemption in Kind                                  23
  Massachusetts Partnership Law                       24

Tax Status                                            24
  The Funds' Tax Status                               24
  Foreign Taxes                                       24
  Shareholders' Tax Status                            24

Total Return                                          24

Yield                                                 25

Tax-Equivalent Yield                                  25
  Tax-Equivalency Table                               26

Performance Comparisons                               27
  Economic and Market Information                     28

Financial Statements                                  28

Appendix                                              29

General Information About the Funds

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. This Statement of Additional Information relates to the following six portfolios: DG Equity Fund ("Equity Fund"), DG Opportunity Fund ("Opportunity Fund"), DG International Equity Fund ("International Equity Fund"), DG Limited Term Government Income Fund ("Limited Term Fund"), DG Government Income Fund ("Government Income Fund"), and DG Municipal Income Fund ("Municipal Income Fund").

The Funds are advised by ParkSouth Corporation (the "Adviser") and are sub-advised (with respect to International Equity Fund) by Lazard Asset Management (the "Sub-Adviser") and (with respect to Opportunity Fund) by Womack Asset Management, Inc. (the "Sub-Adviser").

Investment Objectives and Policies

The prospectus discusses the objective of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the prospectus sections, "Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."

Equity Fund and Opportunity Fund

Types of Investments

Acceptable investments for Equity Fund and Opportunity Fund include but are not limited to: convertible securities, money market instruments, common stocks, preferred stocks, corporate bonds, notes and put options on stocks.

Zero Coupon Convertible Securities

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, Equity Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Convertible Securities

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Equity Fund and Opportunity Fund will exchange or convert the convertible securities held in their portfolios into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Funds in achieving their investment objectives. Otherwise, the Funds may hold or trade convertible securities. In selecting convertible securities for the Funds, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Money Market Instruments

Equity Fund and Opportunity Fund may invest in money market instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC").

Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Corporate Debt Securities

Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

International Equity Fund

Types of Investments

International Equity Fund invests in a diversified portfolio composed primarily of non-U.S. securities. A substantial portion of these instruments will be equity securities of companies in economically developed countries that the Sub-Adviser considers inexpensively priced relative to the return on total capital or equity. International Equity Fund will invest at least 65%, and under normal market conditions, substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts , Global Depositary Receipts , and European Depositary Receipts , collectively, "Depositary Receipts." International Equity Fund may also purchase investment grade fixed income securities and foreign government securities; enter into forward commitments, repurchase agreements, and foreign currency transactions; and maintain reserves in foreign or U.S. money market instruments.

Restricted and Illiquid Securities

International Equity Fund expects that any restricted securities would be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.

The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      o  the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o  dealer undertakings to make a market in the security; and

      o  the nature of the security and the nature of the marketplace trades.

When the International Equity Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of International Equity Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.

Warrants

     International Equity Fund may invest in warrants. For a description of these securities, see "Equity Fund and Opportunity Fund-Warrants."

Special Considerations Affecting Emerging Markets

Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict International Equity Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, International Equity Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

POLITICAL, SOCIAL AND ECONOMIC RISKS. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over these countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by International Equity Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by International Equity Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, International Equity Fund could lose its entire investment in such countries. International Equity Fund's investment would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which International Equity Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of International Equity Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government though extraconstitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which International Equity Fund invests and adversely affect the value of the Fund's assets.

In the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser, any losses resulting from the holding of the International Equity Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Sub-Adviser's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Portfolio Turnover

The International Equity Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the International Equity Fund's investment objective. Portfolio securities will be sold when the Adviser believes it is appropriate, regardless of how long those securities have been held. The Adviser does not anticipate that the Fund's portfolio turnover rate will exceed 50%. For the period from August 15, 1997 (date of initial public investment) to February 28, 1998, International Equity Fund's portfolio turnover rate was 21%.

Limited Term Fund and Government Income Fund

Types of Investments

Limited Term Fund invests primarily in a portfolio of government and corporate securities and Government Income Fund invests primarily in a portfolio of government and corporate securities. The investment portfolios include the following securities:

      o U.S. government securities, including Treasury bills, notes, bonds, and securities issued by agencies and instrumentalities of the U.S. government;

      o  mortgage-backed securities;

      o corporate debt securities rated within the three highest categories by a nationally recognized statistical rating organization, including bonds, notes, and debentures;

      o  asset-backed securities; and

      o  bank instruments.

Weighted Average Portfolio Duration

With respect to Limited Term Fund, duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities.

Duration is calculated by dividing the sum of the time-weighted values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. Certain debt securities, such as asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the Adviser as to the probable amount and sequence of principal prepayments.

Mortgage-Backed and Asset-Backed Securities Risks

Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Funds reinvest the payments and any unscheduled prepayments of principal received, the Funds may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgaged-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Municipal Income Fund

Types of Investments

Municipal Income Fund will invest in a diversified portfolio of municipal securities.

    CHARACTERISTICS

      The municipal securities in which Municipal Income Fund invests have the characteristics set forth in the prospectus. Municipal Income Fund may use similar services or ratings other than Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch IBCA, Inc. ("Fitch"). If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. If ratings made by Moody's, S&P, or Fitch change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

    PARTICIPATION INTERESTS

      The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests, plus accrued interest, on short notice (usually within seven days). These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Fund. By purchasing participation interests having a seven-day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

    VARIABLE RATE MUNICIPAL SECURITIES

      Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

    MUNICIPAL LEASES

      The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

      In determining the liquidity of municipal lease securities, the Adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

      o whether the lease can be terminated by the lessee; o the potential recovery, if any, from a sale of the leased property;
      o upon termination of the lease; o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
      o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation");
      o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Temporary Investments

The Fund may also invest in temporary investments from time to time for defensive purposes.

    BANK INSTRUMENTS

      The Fund only invests in Bank Instruments (as defined in the prospectus) either issued by an institution having capital, surplus, and undivided profits over $100 million or insured by the BIF or the SAIF, both of which are administered by the FDIC.

Other Investment Techniques

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

Investment Policies and Strategies

Futures and Options Transactions

As a means of reducing fluctuations in the net asset value of shares of the Funds by hedging all or a portion of their portfolios, and in the case of put and call options on portfolio securities, to increase their current income, Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income Fund may buy and sell financial futures and stock index futures contracts, buy and write put options on portfolio securities and listed put options on futures contracts, and write and buy call options on portfolio securities and on futures contracts. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market from options of the same series.

    FUTURES CONTRACTS

      A futures contract is a firm commitment between the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

      When the Funds purchase futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Funds' custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

      Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

      Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

    PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

      The Funds may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Funds will normally close out their options by selling identical options. If the hedge is successful, the proceeds received by the Funds upon the sale of the second option will be large enough to offset both the premiums paid by the Funds for the original option plus the decrease in value of the hedged securities.

      Alternatively, the Funds may exercise their put options to close out the position. To do so, they would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Funds would then deliver the futures contract in return for payment of the strike price. If the Funds neither close out nor exercise an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

      When the Fund sells a put on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.

    CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

      In addition to purchasing put options on futures, the Funds may write listed call options on futures contracts to hedge their portfolios. When the Funds write a call option on a futures contract, they are undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Funds' obligations under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Funds' call option positions to increase.

      In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Funds keep the premiums received for the options. This premium can substantially offset the drop in value of the Funds' fixed income or indexed portfolios which are occurring as interest rates rise.

      Prior to the expiration of a call written by the Funds, or exercise of it by the buyer, the Funds may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Funds for the initial option. The net premium income of the Funds will then substantially offset the decrease in value of the hedged securities.

      When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.

      The Funds will not maintain open positions in futures contracts they have sold or call options they have written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of their securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Funds will take prompt action to close out a sufficient number of open contracts to bring their open futures and options positions within this limitation.

    "MARGIN" IN FUTURES TRANSACTIONS

      Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Funds to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by the Funds is valued daily at the official settlement price of the exchange on which it is traded. Each day the Funds pay or receive cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Funds but is instead settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. In computing their respective daily net asset value, the Funds will mark to market their open futures positions.

      The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

    PURCHASING AND WRITING PUT OPTIONS ON PORTFOLIO SECURITIES

      The Funds may purchase and write put options on portfolio securities. The purchase of a put option gives the Funds, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. When the Funds write a put, they receive a premium and give the purchaser of the put the right to sell the underlying security to the Funds at the exercise price at any time during the option period.

    WRITING AND PURCHASING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

      The Funds may write and purchase call options. As writer of a call option, the Funds have the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Funds may only sell call options either on securities held in their portfolios or on securities which they have the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). As the purchaser of a call option, the Funds have the right to purchase common stock at a specific price (usually at a premium above the market value of the optioned security at the date the option is issued) valid for a specified period of time. If the market price of the security does not exceed the option's exercise price during the life of the option, the option will expire as worthless. The percentage increase or decrease in the market price of the option may tend to be greater than the percentage increase or decrease of the market price of the optioned security.

Repurchase Agreements

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Adviser or Sub-Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In reverse repurchase agreements, the Funds transfer possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agree that on a stipulated date in the future the Funds will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Funds, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

With the exception of Municipal Income Fund and International Equity Fund, during the current year, the Funds do not anticipate investing more than 10% of their respective total assets in when-issued and delayed delivery transactions.

Lending of Portfolio Securities

The collateral received when the Funds lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination at the option of the Funds or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

Investing in Securities of Other Investment Companies

     The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Funds' uninvested cash.

Portfolio Turnover

The Funds do not intend to invest for the purpose of seeking short-term profits. Securities in the portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of each Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that any Fund's portfolio turnover rate will exceed 100%. For the fiscal year ended February 28, 1998, the portfolio turnover rates for Equity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund were 6%, 42%, 25%, and 6%, respectively. For the fiscal year ended February 29, 1997, the portfolio turnover rate for Equity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund were 7%, 28%, 7% and 9% respectively.

Investment Limitations

Acquiring Securities

      International Equity Fund will not acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Deposit Guaranty Corp. or its affiliates.

Selling Short and Buying on Margin

      The Funds will not sell any securities short (except as noted below with respect to International Equity Fund) or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Funds of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

      International Equity Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or
      (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the International Equity Fund's net assets. While in a short position, the International Equity Fund will retain the securities, rights, or segregated assets.

Issuing Senior Securities and Borrowing Money

      Equity Fund, Opportunity Fund and Municipal Income Fund will not issue senior securities except that they may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of one-third of the value of their respective total assets; provided that, while borrowings exceed 5% of each Fund's total assets, any such borrowings will be repaid before additional investments are made. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.

      Limited Term Fund and Government Income Fund will not issue senior securities, except that they may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of their respective total assets including the amount borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolios by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

      International Equity Fund will not issue senior securities except in connection with transactions described in other investment limitations or as required by forward commitments to purchase securities or currencies.

      International Equity Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed. International Equity Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling International Equity Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. )

Concentration of Investments

      Equity Fund, Opportunity Fund and Municipal Income Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of their respective total assets would be invested in any one industry. However, Equity Fund, Opportunity Fund and Municipal Income may at times invest 25% or more of the value of their respective total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      Municipal Income Fund will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. Municipal Income Fund may invest, as temporary investments, 25% or more of its total assets in cash or cash items, securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

      Municipal Income Fund does not intend to purchase securities that would increase the percentage of its total assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more. However, it may invest 25% or more of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. If the value of Municipal Income Fund assets invested in the securities of a governmental subdivision changes because of changing values, the Fund will not be required to make any reduction in its holdings.

      International Equity Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

Investing in Commodities

      Equity Fund and Opportunity Fund will not purchase or sell commodity contracts, or commodity futures contracts except that they may purchase and sell financial futures and stock index futures contracts and related options.

      Limited Term Fund and Government Income Fund will not buy or sell commodities. However, these Funds may purchase put options on portfolio securities and on financial futures contracts. In addition, Limited Term Fund and Government Income Fund reserve the right to hedge their portfolios by entering into financial futures contracts and selling calls on financial futures contracts.

      Municipal Income Fund will not purchase or sell commodity contracts or commodity futures contracts.

      International Equity Fund will not purchase or sell commodities or commodity contracts, except that the International Equity Fund may purchase and sell financial futures contracts and options on financial futures contracts, provided that the sum of its initial margin deposits for financial futures contracts held by the International Equity Fund, plus premiums paid by it for open options on financial futures contracts may not exceed 5% of the fair market value of the International Equity Fund's total assets, after taking into account the unrealized profits and losses on those contracts. Further, the International Equity Fund may engage in foreign currency transactions and purchase or sell forward contracts with respect to foreign currencies and related options.

Investing in Real Estate

      Equity Fund, Opportunity Fund, Limited Term Fund and Government Income Fund will not purchase or sell real estate, including limited partnership interests in real estate, although they may invest in securities secured by real estate or interests in real estate.

      Municipal Income Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.

      International Equity Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Investing to Exercise Control

      Equity Fund will not purchase securities for the purpose of exercising control over the issuer of securities.

Investing in Minerals

      International Equity Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.

Lending Cash or Securities

      Equity Fund, Limited Term Fund and Government Income Fund will not lend any of their respective assets, except that they may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Funds' investment objectives and policies or the Trust's Declaration of Trust, or lend portfolio securities valued at not more than 5% of their respective total assets to brokers/dealers.

      Opportunity Fund and International Equity Fund will not lend any of their respective assets except portfolio securities except that they may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by each Fund's investment objectives and policies or the Trust's Declaration of Trust.

      Municipal Income Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent Municipal Income Fund from purchasing or holding corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements or engaging in other transactions which are permitted by Municipal Income Fund's investment objective and policies or the Trust's Declaration of Trust.

Underwriting

      The Funds will not underwrite any issue of securities or participate in the marketing of securities of other issuers (with respect to the International Equity Fund), except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with a Fund's investment objectives, policies, and limitations.

Pledging Assets

      The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Funds may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

      International Equity Fund will not mortgage, pledge, or hypothecate assets, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost. Neither the deposit of underlying securities or other assets in escrow in connection with the writing of put or call options or the purchase of securities on a when-issued basis, nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

Diversification of Investments

      With respect to 75% of the value of their respective assets, Equity Fund, Opportunity Fund, Limited Term Fund and Government Income Fund will not purchase the securities of any issuer (other than cash, cash items, or securities issued or guaranteed by U.S. government, its agencies or instrumentalities, and with respect to Municipal Income Fund, repurchase agreements) if, as a result, more than 5% of the value of the Funds' respective total assets would be invested in the securities of that issuer. Also, the Funds will not purchase more than 10% of the outstanding voting securities of any one issuer.

      With respect to 75% of its assets, Municipal Income Fund will not invest more than 5% of its total assets in any one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations). Also, Municipal Income Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.

      Municipal Income Fund considers common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences. Under this limitation, each governmental subdivision, including states and the District of Columbia, territories and possessions of the United States or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

      Private activity bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If, in the case of a private activity bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

Investing in Illiquid Securities

      The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice;
      over-the-counter options (for those Funds which are permitted to invest in options); and certain restricted securities not determined by the Trustees to be liquid.

Arbitrage Transactions

      Equity Fund, Opportunity Fund and Municipal Income Fund will not enter into transactions for the purpose of engaging in arbitrage.

Investing to Exercise Control

      Opportunity Fund and International Equity Fund will not purchase securities for the purpose of exercising control over the issuer of securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

Opportunity Fund and International Equity Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its total assets during the coming fiscal year.

For the purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DG Investor Series Management

Officers and Trustees are listed with their addresses, birthdates, present positions with DG Investor Series, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of the Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation. Nicholas P. Constantakis 175 Woodshire Drive Pittsburgh, PA Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Director or Trustee of the Funds; Public relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc. President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

     President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA

Birthdate: March 23, 1960

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.

      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series, Inc.

Trust Ownership

Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Equity Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 20,088,725 shares (62.71%); and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 6,259,217 shares (19.54%).

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Opportunity Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 6,014,608 shares (74.64%); and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 593,512 shares (7.36%).

As of June 1, 1998, the following shareholder of record owned 5% or more of the outstanding shares of International Equity Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 2,499,678 shares (86.58).

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Limited Term Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 3,363,751 shares (75.64%); and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 742,821 shares (16.70%).

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Government Income Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 18,121,490 shares (64.36%); and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 6,624,432 shares (23.53%).

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Municipal Income Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 4,632,278 shares (92.72%).

Trustees' Compensation

Name,                         Aggregate
Position With Trust           Compensation From Trust+
John F. Donahue,              $0
Chairman and Trustee
Thomas G. Bigley,             $402.17
Trustee
John T. Conroy, Jr.,          $442.46
Trustee
Nicholas P. Constantakis++,   $140.71
Trustee
William J. Copeland,          $442.46
Trustee
James E. Dowd,                $442.46
Trustee
Lawrence D. Ellis, M.D.,      $402.17
Trustee
Edward L. Flaherty, Jr.,      $442.46
Trustee
Edward C. Gonzales,           $0
President, Treasurer and Trustee
Peter E. Madden,              $402.17
Trustee
John E. Murray, Jr.,          $402.17
Trustee
Wesley W. Posvar,             $402.17
Trustee
Marjorie P. Smuts,            $402.17
Trustee
+The aggregate compensation is provided for the Trust which is currently comprised of nine portfolios. Information is furnished for the fiscal year ended February 28, 1998.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrong doing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Adviser to the Funds

The Funds' investment adviser is ParkSouth Corporation (the "Adviser"), a subsidiary of Deposit Guaranty National Bank, a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. The Adviser shall not be liable to the Trust, the Funds or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Deposit Guaranty National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Deposit Guaranty National Bank's or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, the Adviser earned fees from: Equity Fund of $4,445,559, $3,213,522, and $2,568,435, respectively, none of which were waived; Limited Term Fund of $482,331, $527,974, and $572,084, respectively, of which $131,070, $175,992, and
$190,371, respectively, were voluntarily waived; Government Income Fund of $1,580,350, $1,369,096, and $892,734, respectively, of which $163,534, $228,183, and $148,789, respectively, were voluntarily waived; and Municipal Income Fund of $289,417, $279,232, and $262,552, respectively, of which $150,568, $162,886 and $155,258, respectively, were voluntarily waived. For the period from February 28, 1997 to July 20, 1997, the Adviser earned fees from Opportunity Fund of $319,968, of which $44,051 were voluntarily waived. For the fiscal years ended February 28, 1997 and February 29, 1996, the Adviser earned fees from Opportunity Fund of $684,142 and $441,513, respectively, of which $115,580 and $162,538, respectively, were voluntarily waived.

Sub-Adviser to the International Equity Fund and the Opportunity Fund

     The International Equity Fund's Sub-Adviser is Lazard Asset Management, a division of Lazard & Co. LLC.

The Opportunity Fund's Sub-Adviser is Womack Asset Management, Inc.

Prior to March 1, 1997, the Funds (with the exception of International Equity
Fund) were sub-advised by Commercial National Bank, a subsidiary of Deposit Guaranty Corp.

Sub-Advisory Fees

For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus.

For the period from August 15, 1997 (start of business) to February 28, 1998, the Sub-Adviser earned fees from International Equity Fund of $95,011, of which $47,505 were voluntarily waived.

For the period from July 21, 1997 to February 28, 1998, the Sub-Adviser earned fees from Opportunity Fund of $170,212, none of which were voluntarily waived. For its sub-advisory services, Commercial National Bank, the Fund's former sub-adviser received annual sub-advisory fees as follows: For the fiscal year ended February 28, 1997, the previous sub-adviser collected fees net of any waivers from: Equity Fund of $779,409; Limited Term Fund of $41,294; Government Income Fund of $310,466; Opportunity Fund of 29,876; and Municipal Income Fund of $5,098.

For the fiscal years ended February 29, 1996 and February 28, 1995, the previous sub-adviser earned fees from: Equity Fund of $856,145 and $635,882, respectively, none of which were waived; Limited Term Fund of $238,368 and $267,570, all of which were voluntarily waived; Government Income Fund of $371,923 and $386,009, respectively, all of which were voluntarily waived; and Municipal Income Fund of $109,397 and $93,970, respectively, all of which were voluntarily waived. For the fiscal year ended February 29, 1996 and the period from August 1, 1994 (date of initial public investment) to February 28, 1995, the previous sub-adviser earned fees from Opportunity Fund of $116,188 and $34,649, respectively, all of which was voluntarily waived.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, Equity Fund paid $74,672, $75,624, and $158,777, respectively, in brokerage commissions on brokerage transactions. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, Opportunity Fund paid $498,832, $315,139 and $161,370, respectively, in brokerage commissions on brokerage transactions. For the period from August 15, 1997 (start of business) to February 28, 1998, the International Equity Fund paid $67,394 in brokerage commissions on brokerage transactions. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, Limited Term Fund, Government Income Fund and Municipal Income Fund paid no brokerage commissions on brokerage transactions.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

Other Services

Administration of the Trust

Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds for a fee as set forth in the prospectus. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, administrative services fees were incurred on behalf of Equity Fund of $587,750 , $467,226, and $401,890, respectively, none of which were voluntarily waived; Limited Term Fund of $100,000, $96,156, and $112,018, respectively, none of which were voluntarily waived; Government Income Fund of $261,726, $248,963, and $174,394, respectively, none of which were voluntarily waived; Municipal Income Fund of $100,000, $100,000, and $100,000, respectively, of which $34,479, $49,179, and $48,579, respectively, were voluntarily waived; and Opportunity Fund of $105,468, $100,000, and $100,000, respectively, none of which were voluntarily waived. For the period from August 15, 1997 (start of business) to February 28, 1998, administrative services fees of $9,237 were incurred on behalf of International Equity Fund, none of which were voluntarily waived.

Custodian

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds.

Transfer Agent, Dividend Disbursing Agent, and Shareholder Servicing Agent

Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, Inc., serves as transfer agent for the shares of the Funds, dividend disbursing agent for the Funds, and shareholder servicing agent for the Funds.

Independent Auditors

The independent auditors for the Funds are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

Purchasing Shares

Shares of the Funds are sold at their net asset value next determined after an order is received, plus any applicable sales charge on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Funds."

Distribution and Shareholder Services Plans

These arrangements permit the payment of fees to financial institutions to stimulate distribution activities and services to shareholders provided by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in pursuing their investment objectives. By identifying potential investors whose needs are served by the Funds' objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended February 28, 1998, the Funds made no payments pursuant to the Distribution Plan. For the period from August 15, 1997 (start of business) to February 28, 1998, International Equity Fund made no payments pursuant to the Distribution Plan. In addition, for the fiscal year ended February 28, 1998, the Funds' made payments pursuant to the Shareholder Services Plan as follows: Equity Fund paid $554,868; Opportunity Fund paid $97,554; Limited Term Fund paid $68,469; Government Income Fund paid $232,460; and Municipal Income Fund paid $42,564. For the period from August 15, 1997 (start of business) to February 28, 1998, International Equity Fund made payments pursuant to the Shareholder Services Plan of $14,252.

Conversion to Federal Funds

It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Deposit Guaranty National Bank (the "Bank"), as well as Federated Shareholder Services Company, act as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value

The Funds net asset value generally changes each day and with respect to Municipal Income Fund is based on market value of securities and other assets held by Municipal Income Fund. The days on which the net asset value is calculated by the Funds are described in the prospectus.

With respect to International Equity Fund, dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date.

Determining Market Value of Securities

     Market value of the portfolio securities for Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income Fund are determined as follows:

      o for equity securities and bonds and other fixed income securities, according to the last sale price in the market in which they are primarily traded (either national securities exchange or the OTC), if available;

      o in the absence of recorded sales of equity securities, according to the mean between the last closing bid and asked prices, and for bonds and other fixed income securities as determined by an independent pricing service;

      o  for unlisted equity securities, the latest bid prices;

      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, unless the Trustees determine that particular circumstances of the security indicate otherwise; or

      o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The International Equity Fund will value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges unless the Trustees determine in good faith that another method of valuing such investments is necessary. Trading in Foreign Securities

With respect to International Equity Fund, trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, International Equity Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Valuing Municipal Securities

With respect to Municipal Income Fund, the Trustees use an independent pricing service to value municipal securities. The independent pricing service takes into consideration: yield; stability; risk; quality; coupon rate; maturity; type of issue; trading characteristics; special circumstances of a security or trading market; and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

Exchange Privilege

Requirements for Exchange

Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Further information on the exchange privilege may be obtained by calling the Funds.

Making an Exchange

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.

Redeeming Shares

Shares of the Funds are redeemed at the next computed net asset value after the Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.

Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind

Although the Funds intend to redeem shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from each Fund's portfolio.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission ("SEC") rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Funds have elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of each Fund's net asset value during any 90-day period.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

Tax Status

The Funds' Tax Status

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

Foreign Taxes

With respect to the International Equity Fund, investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

Shareholders' Tax Status

Shareholders of Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income Fund are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. With respect to International Equity Fund, Limited Term Fund and Government Income Fund, no portion of any income dividend paid by one of these Funds is eligible for the dividends received deduction available to corporations.

Total Return

The one-year and five-year average annual total returns for the fiscal year ended February 28, 1998, and for the period from August 3, 1992 (date of initial public investment) to February 28, 1998 for Equity Fund, Limited Term Fund, and Government Income Fund were 39.74%, 20.33% and 19.36%, 6.16%, 4.87% and 5.16%, and 9.90%, 6.02% and 6.55%, respectively. The average annual total returns for the fiscal year ended February 28, 1998 and for the period from December 21, 1992 (date of initial public investment) to February 28, 1998 for Municipal Fund were 7.70% and 6.45%, respectively, The average annual total returns for the fiscal year ended February 28, 1998 and for the period from August 1, 1994 (date of initial public investment) to February 28, 1998 for Opportunity Fund were 37.81% and 25.74%, respectively.

The average annual total return for the Funds is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

International Equity Fund's cumulative total return for the period from August 15, 1997 (date of initial public investment) to February 28, 1998, was 4.71%. Cumulative total return reflects International Equity Fund's total performance over a specific period of time. International Equity Fund's cumulative total return is representative of approximately 6 months of investment activity since International Equity Fund's effective date.

Yield

The yields for the thirty-day period ended February 28, 1998, for Equity Fund, Opportunity Fund, Limited Term Fund, Government Income Fund, Municipal Income Fund, and International Equity Fund were 0.26%, 0.00%, 4.69%, 4.73%, 3.59%, and 0.00%, respectively.

The yield for the Funds is determined by dividing the net investment income per share (as defined by the SEC) earned by each Fund over a thirty-day period by the offering price per share of each Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Funds because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with investments in the Funds, performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

Municipal Income Fund's tax-equivalent yield for the thirty-day period ended February 28, 1998 was 5.20%.

The tax-equivalent yield of Municipal Income Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Municipal Income Fund would have had to earn to equal its actual yield, assuming a 31% tax rate (the maximum effective federal rate for individuals) and assuming that the income of Municipal Income Fund is 100% tax-exempt.

Tax-Equivalency Table

Municipal Income Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal securities in Municipal Income Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                              TAXABLE YIELD EQUIVALENT FOR 1998
                                     MULTISTATE MUNICIPAL FUND
      FEDERAL INCOME TAX BRACKET:

                   15.00%    28.00%       31.00%        36.00%        39.60%

      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350   102,300       155,950       278,450      $278,450

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400      128,100        278,450      $278,450

Tax-Exempt

Yield                         Taxable Yield Equivalent


        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%
        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%
        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%
        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%
        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%
        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%
        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%
        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%
        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%
        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%
        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%
        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%
        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%
        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%
        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

Performance Comparisons

The Funds' performance depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

      o  changes in interest rates and market value of portfolio securities;

      o  changes in the Funds' expenses; and

      o  various other factors.

The performance of Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include but are not limited to:

     o Lipper Analytical Services, Inc.(Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income
          Fund), ranks funds in various fund categories by making comparative calculations for one-month, three-month, one-year, and five-year periods using total return, and assumes the reinvestment of all capital gains distributions and income dividends. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Equity Fund, International Equity Fund and Opportunity Fund will quote its Lipper ranking in the "equity, growth and income, equity, growth equity, international equity and small company" category in advertising and sales literature.

     o    Europe, Australia, and Far East (EAFE) Index (International Equity
          Fund) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

     o    Dow Jones Industrial Average ("DJIA")(Equity Fund and Opportunity
          Fund) represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.

     o Standard & Poor's Daily Stock Price Index of 500 Common Stocks (Equity Fund and Opportunity Fund), a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated, in Standard & Poor's figures.

     o Russell 2000 Small Stock Index (Opportunity Fund) is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

     o Morningstar, Inc. (Equity Fund and Opportunity Fund), an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     o NASDAQ Over-the-Counter Composite Index (Opportunity Fund) covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

     o Merrill Lynch 1-3 Year Treasury Index (Limited Term Fund) is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o    Lehman Brothers Government/Corporate (Total) Index (Government Income
          Fund) is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     o Lehman Brothers Municipal Bond Index (Municipal Income Fund) is a total return performance benchmark for the long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using municipal bonds classified as General Obligation Bonds (state and local), Revenue Bonds (excluding insured revenue bonds), Insured Bonds (includes all bond insurers with Aaa/AAA ratings), and Prerefunded Bonds.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns represent the change, over a specified period of time, in the value of an investment in the Funds based on monthly reinvestment of dividends and other investments.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Financial Statements

The financial statements for the fiscal year ended February 28, 1998, are incorporated herein by reference to the Annual Report of the Funds dated February 28, 1998 (File Nos. 33-46431 and 811-6607). A copy of the Funds' Annual Report may be obtained without charge by contacting the Trust.

Appendix

Standard and Poor's Corporate/Municipal Bond Ratings

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Standard and Poor's Commercial Paper Rating Definitions

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

Moody's Investors Service, Inc. Corporate/Municipal Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch IBCA, Inc. Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Standard and Poor's Ratings Group Commercial Paper Ratings

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Standard & Poor's Municipal Note Ratings

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Moody's Investors Service, Inc., Short-Term Municipal Obligations Ratings

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's Investors Service, Inc., Commercial Paper Ratings

Prime-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

Prime-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch IBCA, Inc. Commercial Paper Ratings

F-1+(Exceptionally Strong Credit Quality)Issues assigned this rating is regarded as having the strongest degree of assurance for timely payment.

F-1--(Very Strong Credit Quality) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Very Good Grade) Issued assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

                               DG Investor Series
                               Money Market Funds

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates to the following two portfolios (individually or collectively referred to as the "Fund" or "Funds" as the context requires) of DG Investor Series (the "Trust"):

         DG Prime Money Market Fund ("Prime Money Market Fund"); and

         DG Treasury Money Market Fund ("Treasury Money Market Fund") (formerly, DG U.S. Government Money Market Fund).

     This Statement of Additional Information should be read with the prospectus of the Funds dated June 30, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-530-7377, or you can visit the DG Investor Series' Internet site on the World Wide Web at (www.dgb.com).

     DG INVESTOR SERIES
     DG Prime Money Market Fund
     DG Treasury Money Market Fund
     5800 Corporate Drive
     Pittsburgh, Pennsylvania 15237-7010

                              Statement dated June 30, 1998
[GRAPHIC OMITTED]

     Cusip 23321N707
     Cusip 23321N608
     G00499-12 (6/98)

TABLE OF CONTENTS
------------------------------------------------------------------------------
                                        I

Investment Objectives and Policies                      1

Prime Money Market Fund                                 1
  Acceptable Investments                                1
  U.S. Government Securities                            1
  Bank Instruments                                      1
  Ratings                                               1

Treasury Money Market Fund                              1
  Types of Investments                                  1

Investment Policies and Strategies                      2
  Repurchase Agreements                                 2
  Reverse Repurchase Agreements                         2
  Credit Enhancement                                    2
  When-Issued and Delayed
   Delivery Transactions                                2
  Investing in Securities of Other
   Investment Companies                                 3
  Lending of Portfolio Securities                       3

Investment Limitations                                  3
  Regulatory Compliance                                 4

DG Investor Series Management                           5
  Trust Ownership                                       9
  Trustees' Compensation                               10
  Trustee Liability                                    10

Investment Advisory Services                           10
  Investment Adviser                                   10
  Advisory Fees                                        11

Brokerage Transactions                                 11

Other Services                                         11
  Fund Administration                                  11
  Custodian                                            11
  Transfer Agent, Dividend Disbursing
   Agent, and Shareholder Servicing Agent              11
  Independent Auditors                                 12

Purchasing Shares                                      12
  Distribution and Shareholder Services Plans          12
  Conversion to Federal Funds                          12

Determining Net Asset Value                            12

Exchange Privilege                                     13
  Requirements for Exchange                            13
  Making an Exchange                                   13

Redeeming Shares                                       13
  Redemption in Kind                                   13

Massachusetts Partnership Law                          13

Tax Status                                             13
  The Funds' Tax Status                                13
  Shareholders' Tax Status                             14

Performance Information                                14
  Yield                                                14
  Effective Yield                                      14
  Total Return                                         14
  Performance Comparisons                              14
  Economic and Market Information                      15

Financial Statements                                   15

Investment Objectives and Policies

The prospectus discusses the objective of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless indicated otherwise, the policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. On August 20, 1997, the Trustees of DG Investor Series approved changing the name of the fund from DG U.S. Government Money Market Fund to DG Treasury Money Market Fund. This change became effective October 1, 1997. Prime Money Market Fund

Acceptable Investments

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. Government Securities

     The types of U.S. government securities in which the Prime Money Market Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o  the full faith and credit of the U.S. Treasury;

      o  the issuer's right to borrow from the U.S. Treasury;

      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      o  the credit of the agency or instrumentality issuing the obligations.

Bank Instruments

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Prime Money Market Fund may invest in:
Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

Ratings

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Prime Money Market Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

Treasury Money Market Fund

Types of Investments

Treasury Money Market Fund invests only in short-term U.S. Treasury securities which are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States.

    VARIABLE RATE U.S. TREASURY SECURITIES

         Some of the short-term U.S. Treasury securities Treasury Money Market Fund may purchase have variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

         Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. Treasury securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. Treasury securities.

Treasury Money Market Fund may purchase variable rate U.S. Treasury securities upon the determination by the Fund that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

Investment Policies and Strategies

Repurchase Agreements

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Funds' adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In reverse repurchase agreements, the Funds transfer possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agree that on a stipulated date in the future the Funds will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Funds, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

Credit Enhancement

The Prime Money Market Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

The Treasury Money Market Fund does not anticipate investing more than 5% of its respective total assets in when-issued and delayed delivery transactions.

Investing in Securities of Other Investment Companies The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Funds' uninvested cash.

Lending of Portfolio Securities

The collateral received when the Funds lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination at the option of the Funds or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

Investment Limitations

Selling Short and Buying on Margin

      The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money

      The Funds will not issue senior securities except that the Funds may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of their total assets, including the amounts borrowed.

      The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets

      The Funds will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.

Lending Cash or Securities

      The Funds will not lend any assets, except portfolio securities and except that the Funds may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions permitted by their investment objective, policies, and limitations or the Trust's Declaration of Trust.

Investing in Commodities

      The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

      Treasury Money Market Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities secured by real estate or interests in real estate.

Underwriting

      The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with a Fund's investment objective, policies, and limitations.

Concentration of Investments

      Prime Money Market Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% or more of the value of its total assets in commercial paper issued by finance companies. The Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

Diversification of Investments

      With respect to securities comprising 75% of the value of its total assets, the Prime Money Market Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

      The Funds will not invest more than 10% of the value of their net assets in illiquid securities, including securities not determined by the Trustee to be liquid and repurchase agreements providing for settlement in more than seven days after notice, and with respect to the Prime Money Market Fund, non-negotiable time deposits.

Investing for Control

      Prime Money Market Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options

      The Funds will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Prime Money Market Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

Regulatory Compliance

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of its assets in the securities of any one issuer, although Treasury Money Market Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. Treasury Money Market Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of their investments , as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

DG Investor Series Management

Officers and Trustees are listed with their addresses, birthdates, present positions with DG Investor Series, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc., Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Member of the Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     Director of Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA
Birthdate: September 3, 1939

Trustee

Director of Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director of Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Director of Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Director of Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Director of Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Director of Trustee of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Director of Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

Director of Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Director of Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Director of Trustee of the Funds; Public relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

     President or Vice President of some of the Funds; Director of Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.

      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series, Inc.

Trust Ownership

Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Market Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 197,002,462 shares (65.04%); RELICO Reliance Trust Company, Atlanta, GA, acting in various capacities for numerous accounts, was the owner of record of approximately 18,712,360 shares (6.18%);.and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 58,848,328 shares (19.43%).

As of June 1, 1998, the following shareholder of record owned 5% or more of the outstanding shares of Prime Money Market Fund: National Financial Services Corp., New York, NY, for the exclusive benefit of its customers, was the owner of record of approximately 212,614 shares (99.59%).

Trustees' Compensation

Name,                        Aggregate
Position With Trust          Compensation From Trust+
John F. Donahue,              $0
Chairman and Trustee
Thomas G. Bigley,             $402.17
Trustee
John T. Conroy, Jr.,          $442.46
Trustee
Nicholas P. Constantakis++,   $140.71
Trustee

William J. Copeland,          $442.46
Trustee
James E. Dowd,                $442.46
Trustee
Lawrence D. Ellis, M.D.,      $402.17
Trustee
Edward L. Flaherty, Jr.,      $442.46
Trustee
Edward C. Gonzales,           $0
President, Treasurer and Trustee
Peter E. Madden,              $402.17
Trustee
John E. Murray, Jr.,          $402.17
Trustee
Wesley W. Posvar,             $402.17
Trustee
Marjorie P. Smuts,            $402.17
Trustee
+The aggregate compensation is provided for the Trust which is currently comprised of nine portfolios. Information is furnished for the fiscal year ended February 28, 1998.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrong doing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Investment Adviser

The Funds' investment adviser is ParkSouth Corporation (the "Adviser"), a subsidiary of Deposit Guaranty National Bank, a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. The Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     Because of the internal controls maintained by Deposit Guaranty National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Deposit Guaranty National Bank's or its affiliates' lending relationships with an issuer. Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, the Adviser earned fees from Treasury Money Market Fund of $1,407,882, $1,138,567, and $1,044,577,
respectively, of which $563,153, $455,427, and $417,831, respectively, were voluntarily waived. For the period from March 10, 1997 (start of business) to February 28, 1998, the Adviser earned advisory fees from Prime Money Market Fund of $810,951, of which $324,380 were voluntarily waived.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, Treasury Money Market Fund paid no brokerage commissions on brokerage transactions. For the period from March 10, 1997 (start of business) to February 28, 1998, Prime Money Market Fund paid no brokerage commissions on brokerage transactions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Fund Administration

Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds for a fee as described in the prospectus. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, the administrator earned $278,821, $248,304, and $244,926, respectively, on behalf of Treasury Money Market Fund, none of which was waived. For the period from March 10, 1997 (start of business) to February 28, 1998, the administrator earned $160,588 on behalf of Prime Money Market Fund, $95,518 of which were waived.

Custodian

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds.

Transfer Agent, Dividend Disbursing Agent, and Shareholder Servicing Agent

Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, Inc., serves as transfer agent for the shares of the Funds, dividend disbursing agent for the Funds, and shareholder servicing agent for the Funds.

Independent Auditors

The independent auditors for the Fund are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

Purchasing Shares
Shares of the Funds are sold at their net asset value next determined after an order is received on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund." Distribution and Shareholder Services Plans

These arrangements permit the payment of fees to financial institutions to stimulate distribution activities and services to shareholders provided by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in pursuing their investment objectives. By identifying potential investors whose needs are served by the Funds' objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended February 28, 1998, Treasury Money Market Fund made no payments pursuant to the Distribution Plan. For the period from March 10, 1997 (start of business) to February 28, 1998, Prime Money Market Fund made payments pursuant to the Distribution Plan of $405,475. In addition, for the fiscal year ended February 28, 1998, Treasury Money Market Fund, made payments pursuant to the Shareholder Services Plan of $275,682. For the period from March 10, 1997 (start of business) to February 28, 1998, Prime Money Market Fund made no payments pursuant to the Shareholder Services Plan.

Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Deposit Guaranty National Bank (the "Bank"), as well as Federated Shareholder Services Company, act as the shareholder's agent in depositing checks and converting them to federal funds. Determining Net Asset Value

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Funds computed by dividing the annualized daily income on the Funds' portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Funds' investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Exchange Privilege
Requirements for Exchange

     Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

     Further information on the exchange privilege may be obtained by calling the Funds.

Making an Exchange

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee. Redeeming Shares Shares of the Funds are redeemed at the next computed net asset value after the Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000. Redemption in Kind

Although the Funds intend to redeem shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Funds' portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable. The Funds have elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of each Fund's net asset value during any 90-day period. Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Tax Status
The Funds' Tax Status

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

     Shareholders of the Funds are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. No portion of any income dividend paid by the Funds is eligible for the dividends received deduction available to corporations. Performance Information

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Funds, the performance will be reduced for those shareholders paying those fees.

Yield

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

Treasury Money Market Fund's and Prime Money Market Fund's yields for the seven-day period ended February 28, 1998 were 4.73% and 4.93%, respectively.

Effective Yield

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

Treasury Money Market Fund's and Prime Money Market Fund's effective yields for the seven-day period ended February 28, 1998 were 4.85% and 5.05%, respectively.

Total Return

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Treasury Money Market Fund's average annual total returns for the one-year and five-year periods ended February 28, 1998, and for the period from March 31, 1992 (date of initial public investment) to February 28, 1998, were 4.90%, 4.40% and 4.23%, respectively.

Prime Money Market Fund's cumulative total return for the period from March 10, 1997 (date of initial public investment) to February 28, 1998, was 4.93%. Cumulative total return reflects Prime Money Market Fund's total performance over a specific period of time. Prime Money Market Fund's cumulative total return is representative of approximately 11 months of investment activity since Prime Money Market Fund's effective date.

Performance Comparisons

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     o Lipper Analytical Services, Inc. , ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     o Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

     o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

     o Bank Rate Monitor(C) National Index , Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

     o Discount Corporation of New York 30-Day Federal Agencies (Treasury Money Market Fund), for example, is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

     o Salomon 30-Day Treasury Bill Index (Treasury Money Market Fund) is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time. Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. Economic and Market Information Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available. Financial Statements

The financial statements for the fiscal year ended February 28, 1998, are incorporated herein by reference to the Annual Report of the Funds dated February 28, 1998 (File Nos. 33-46431 and 811-6607). A copy of the Funds' Annual Report may be obtained without charge by contacting the Trust.

     FUND FACTS

                          [AMERISTAR MUTUAL FUNDS LOGO]

                                 AMERISTAR PRIME
                             MONEY MARKET PORTFOLIO

                             AMERISTAR U.S. TREASURY
                             MONEY MARKET PORTFOLIO

                                AMERISTAR CAPITAL
                                GROWTH PORTFOLIO

                               AMERISTAR DIVIDEND
                                GROWTH PORTFOLIO

                                  ANNUAL REPORT

                                 AMERISTAR CORE
                                INCOME PORTFOLIO

                                AMERISTAR LIMITED
                           DURATION INCOME PORTFOLIO

                           AMERISTAR LIMITED DURATION
                            U.S. GOVERNMENT PORTFOLIO

                             AMERISTAR TENNESSEE TAX
                              EXEMPT BOND PORTFOLIO

                           AMERISTAR LIMITED DURATION
                           TENNESSEE TAX FREE PORTFOLIO

                                DECEMBER 31, 1997

LETTER FROM THE CHIEF INVESTMENT OFFICER
--------------------------------------------------------------------------------

To Our Shareholders:

I am pleased to send you the AmeriStar Mutual Funds' annual report for the 12 months ended December 31, 1997, a period that was kind to investors in both the equity and fixed-income markets. The year 1997 also saw the introduction of three new AmeriStar funds: the Dividend Growth Portfolio, the Limited Duration U.S. Government Portfolio and the Limited Duration Tennessee Tax Free Portfolio.

NEW HEIGHTS FOR STOCKS; SOLID RETURNS FOR BONDS

Defying the dire warnings of many pundits and shrugging off often-vicious bouts of volatility, the stock market finished substantially higher for the third straight year. In fact, when the Dow Jones Industrial Average ended 1997 with a gain of more than 22%, a historic milestone was achieved: For the first time since the Dow was established in 1896, the blue-chip average rose more than 20% for three consecutive years. Long-time investors will be even more heartened to learn that the 300% gain stocks had since 1987 (again, as measured by the Dow) represented the best ten-year gain of the market ever. Other market benchmarks, such as the S&P 500 and Nasdaq, posted impressive gains, as well.

Shareholders in fixed-income funds also had reason to cheer, as interest rates fell during the course of the year--the yield on the 30-year U.S. Treasury bond dipped 72 basis points (0.72%)--boosting total returns for investors. Even better, with the rate of inflation holding at a benign 1.7% at year's end, bond investors enjoyed "real returns" (total return minus inflation) that were positive by historical standards.

WHAT DROVE THE MARKETS?

Four essential factors were responsible for propelling stock and bond prices higher: Along with declining interest rates and virtually negligible inflation, other heroes were strong economic growth and higher productivity. If anything, it was the influence and power of productivity that helped drive the current economic expansion through its seventh year. Although unemployment was low--in fact, one could argue that by most standards, this country's workforce was virtually fully employed--and wages continued to rise, inflation was dampened by the productivity gains of the American worker.

This is an essential point that the markets have come to understand and appreciate: If wages go up 4%, such a rise can ignite inflationary pressures. But if we see an equivalent increase in productivity, as measured by the year-to-year gains in the amount of goods produced by a worker in a single hour or work week, inflation becomes less of a concern.

CAN IT HAPPEN AGAIN?

What are the prospects for continued strength in stocks and bonds? This is the million-dollar question, one that bedevils professional money managers and individual investors alike. A year ago, many stock market experts warned that after two years of sterling performance (the Dow rose 33% in 1995 and 26% in 1996), investors should be prepared for average, or even below-average, returns in 1997. Then, despite some tense moments, the Dow raced to a high of 8259 in early August, though it gave up some ground in the fourth quarter.

Who is to say it won't happen again? Not I. Here at AmeriStar, we think of ourselves as dedicated stock pickers, not momentum-driven market timers.

At the same time, we believe a note of caution is appropriate. From a historical perspective, stocks provide excellent returns on a long-term basis, but they simply do not go up sharply every year. They certainly cannot be expected to deliver 20%-plus returns year after year, without pause. As we enter 1998, we see some positive trends in the economy--the old refrain of low inflation, low interest rates and solid economic growth stills sounds good to us--yet it is hard to feel wildly bullish on stocks. The chief cause for our concern? In a word: Asia.

By now, you have certainly become aware that many of the economies in the Far East find themselves in desperate straits. Thailand, Indonesia, South Korea, even Japan--the world's second-largest economy--are struggling against a tidal wave of economic stagnation, devalued currencies, countless bankruptcies and plummeting stock market values. At this point, we do not believe that all the news is in, nor are we confident that the full extent of the fallout from Asia has been discounted by our markets. At the very least, the earnings of American companies dependent on exports for a significant portion of their income will be depressed in 1998.

The other side is that the cost of imported goods should continue to fall. Lower costs can lead to lower, or at least steady, prices for goods and services in this country, which could help keep inflation in check for another year. Moreover, with continued low inflation, the Federal Reserve Board may very well decide not to raise interest rates. All of which works to produce an environment in which bonds might flourish and stocks could beat off the threat posed by sluggish earnings growth.

WHAT SHOULD YOU DO?

Admittedly, what we have here is a complicated mixture of competing and complementary crosscurrents, but the world's markets are never easy to predict. Still, as an investor, you have to make decisions to ensure your short- and long-term financial well-being.

With this in mind, my colleagues and I offer the following suggestion: We encourage you to take the time to reexamine your investment goals, review your portfolio and, if you're satisfied with your present investment strategy, simply remain patient and calm. If your personal circumstances have changed over the last year, feel free to talk with your investment representative.

In either case, remember that it is best to take a long-term view on the equity and fixed-income markets, and on the funds in which you have invested your money. The year just past was an unusually volatile period for both stocks and bonds, and we expect more volatility in the months ahead. However, with volatility, comes opportunity, and the portfolio managers in the fund family remain focused on finding good investments for you, the shareholders, wherever they may lie.

We thank you for your continued trust and support.

Sincerely,

/s/ Frederick S. Crown Jr.
Frederick S. Crown Jr., CFA
Chief Investment Officer

                                                                                                         DONALD F. TURK, CFA
                        JACQUELINE R. LUNSFORD, CFA                                                      Portfolio Manager
                        Portfolio Manager                                                                U.S. Treasury Money
[Lunsford Photo]        Prime Money Market Portfolio                             [Turk Photo]            Market Portfolio

 INVESTMENT GOAL
 The AmeriStar Money Market Portfolios seek to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.* Each Portfolio seeks its objective by investing in:
 PRIME MONEY MARKET PORTFOLIO -- A broad range of U.S. Government, bank and corporate short-term, money-market obligations.
 U.S. TREASURY MONEY MARKET PORTFOLIO -- U.S. Treasury securities, other obligations that are guaranteed as to principal and interest by the U.S. Government and related repurchase agreements.*

Q. WHAT FACTORS AFFECTED THE PERFORMANCE OF THE MONEY MARKET FUNDS?*

A. Interest-rate movements, in and of themselves, were not a significant factor this past year; the Federal Reserve Board (the Fed) changed rates just once, raising them 25 basis points (0.25%) in March. Although fluctuations in economic indicators and the resulting perception of impending rate changes did have some impact on market prices from time to time, for most of the year short-term rates traded in a very narrow range of plus or minus 10 basis points (0.10%). Since the short-term yield curve has been very flat over the past few months, the greatest challenge has been to find, and take advantage of, any undervalued maturity or issuer sectors in the markets.

Another significant factor has been a continuing supply and demand problem in the short-term markets, which has kept prices somewhat higher due to the lack of supply. Finally, one last factor is that past issuers of short-term products are now cash-rich themselves, which means that they are no longer issuers of securities, but purchasers. They are competing directly with the investors who used to purchase their products. This situation has resulted in too much cash chasing too few opportunities.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS, AND HOW HAVE YOU POSITIONED THE PORTFOLIOS?

A. With inflation very low, a continuing rally in bonds and persistent problems in the international markets, it now appears that the next Fed movement will likely be a decrease, rather than an increase. However, we do not expect the Fed to make any changes to interest rates in the early part of the year. Employment numbers and the housing market both remain strong, and early releases of holiday retail sales figures seem to be mixed. Therefore, we believe that the Fed will continue its watchful stance and hold short-term rates stable through their meeting in early February, rather than risk easing credit too soon. We expect to lengthen the average maturity of the Portfolios as opportunities arise.

---------------
* An investment in the AmeriStar Money Market Portfolios is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there is no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
                       AMERISTAR CAPITAL GROWTH PORTFOLIO
                     PERFORMANCE (AS OF DECEMBER 31, 1997)
--------------------------------------------------------------------------------
                           INVESTOR SHARES

                      Investor               Investor
Measurement           Shares                 Shares
Period               (without       S&P       (with
(Fiscal Year           sales        500       sales
Covered)               charge)      Index     charge)
80                        10000      10000      9717
81                         9918       9508      9623
82                        12104      11557     11745
83                        13135      14113     12783
84                        12163      14937     11840
85                        15388      19440     14953
86                        18271      23068     17736
87                        19397      24217     18868
88                        20714      28182     20142
89                        26696      37030     25943
90                        25194      35794     24481
91                        31434      46674     30519
92                        33457      50160     32500
93                        34602      55124     33632
94                        34491      55777     33491
95                        44951      76714     43679
96                        54958      94315     53396
97                        71879     125778     68544

Past performance is no guarantee of future results.

                                        AVERAGE ANNUAL
                                         TOTAL RETURN
                                  --------------------------
                                  WITH SALES   WITHOUT SALES
                                   CHARGE*        CHARGE
  INVESTOR SHARES                  ----------   -------------
  1-Year........................    24.62%         30.79%
  5-Year........................    15.41%         16.53%
  10-Year.......................    13.43%         14.00%
  Since Inception (4/1/96)**....    11.98%         12.29%
  *Reflects 4.75% sales charge.

                      TRUST SHARES***

Measurement
Period
(Fiscal Year                 Trust       S&P 500
Covered)                    Shares       Index
80                          10000       10000
81                           9918        9508
82                          12104       11557
83                          13135       14113
84                          12163       14937
85                          15388       19440
86                          18271       23068
87                          19397       24217
88                          20714       28182
89                          26696       37030
90                          25194       35794
91                          31434       46674
92                          33457       50160
93                          34602       55124
94                          34491       55777
95                          44951       76714
96                          54958       94315
97                          71127      125778

Past performance is no guarantee of future results.

                      AVERAGE ANNUAL TOTAL RETURN
                      ---------------------------
TRUST SHARES***
1-Year..............             29.68%
5-Year..............             16.33%
10-Year.............             13.90%
Since Inception
(10/3/97)**.......               12.24%


           SECTOR PROFILE

Transportation                  2.9%
Depositary Receipts             2.4%
Cash                            2.8%
Consumer Services               7.9%
Energy                          5.2%
Capital Goods - Tech           11.2%
Consumer Cyclicals             19.4%
Capital Goods - Industry        5.8%
Utilities/Telecommunications    2.5%
Consumer Staples                5.3%
Financial Services             17.4%
Health Care                    17.2%

   The AmeriStar Capital Growth Portfolio invests in a portfolio designed to provide capital growth, which consists primarily of stocks of large, well-capitalized U.S. companies. The Portfolio's adviser has latitude in deciding which companies and industries provide the greatest growth potential at any given time. The Portfolio currently invests in 10 major industry groups, including health care, energy and consumer staples.

                             TOP 10 EQUITY HOLDINGS

                                               PERCENT OF
                                              TOTAL ASSETS
                                              ------------
   1.  General Electric Co..................      3.2%
   2.  Norwest Corp.........................      3.2%
   3.  Newell Co............................      3.1%
   4.  Arbor Drugs, Inc.....................      3.0%
   5.  Federal Natl. Mtg. Assn..............      3.0%
   6.  Home Depot, Inc......................      3.0%
   7.  Wachovia Corp........................      3.0%
   8.  Southwest Airlines...................      2.9%
   9.  Pfizer, Inc..........................      2.8%
  10.  Walgreen's...........................      2.7%

A hypothetical $10,000 investment made on December 31, 1980, would have been worth on December 31, 1997, $71,879 without the sales charge and $68,544 after taking the maximum 4.75% sales charge into account.

The AmeriStar Capital Growth Portfolio is compared to the Standard & Poor's 500 Stock Index, a broad measure of the stock market as a whole. The index is unmanaged and does not reflect expenses associated with a mutual fund, such as sales charges, expenses for fund operations, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The Portfolio's performance reflects the deduction of fees for these value-added services.

**The AmeriStar Capital Growth Portfolio commenced operations on 4/1/96, through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by First American National Bank, using materially equivalent investment objectives, policies and methodologies as the Portfolio. The quoted performance of the Portfolio includes performance of the Commingled accounts for periods dating back to 12/31/80, and prior to the Portfolio's commencement of operations, as adjusted to reflect the expenses associated with the Portfolio. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been so registered, the Commingled accounts' performance may have been adversely affected. The performance also reflects reinvestment of all dividends and capital gains distributions. Past performance is not a prediction of future results. The Portfolio's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

***The Trust Share class reflects the historical performance of the Investor (no-load) share class.

                        CHARLES WINGER
                        Portfolio Manager
                        Capital Growth
[Winger Photo]          Portfolio

===============================================================
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with the potential to achieve long-term capital growth by investing primarily in the equity securities of domestic issuers whose earnings are growing faster than the economy as a whole. The portfolio invests primarily in large U.S. companies with market capitalization of at least $500 million. This Portfolio maybe suitable for investors who are investing for the long term and are comfortable assuming the additional risk of investing in stocks in exchange for potentially higher total returns.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING 1997?

A. It was an excellent year for us, especially relative to our benchmark, the Standard & Poor's 500 Index. For the 12 months ended December 31, 1997, the Portfolio's total return was 30.79% (Net Asset Value).* In comparison, the Lipper Growth Fund Index was up 28.08%, and the S&P 500 rose 33.36%. The Lipper Growth Fund Index is an index of managed funds that is generally representative of growth stock funds. The S&P 500 is an unmanaged index that is considered to be generally representative of the U.S. market as a whole.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. Our good performance was attributable as much to what we avoided as to what we were invested in throughout the year. We were underweighted in basic industry stocks--for example, the shares of paper, chemical and steel companies--which performed poorly. As far as what we did own, our emphasis on buying large-capitalization issues was a positive factor. Larger stocks did particularly well in 1997. We enjoyed great success with a sector in which we are still overweighted: health care. Pharmaceutical stocks as Bristol Myers Squibb (2.5% of the Portfolio), Eli Lilly (2.7%) and Pfizer (2.8%) all contributed to our performance. The drug industry fits one of our primary investment themes: capitalizing on changing demographics. The aging population in this country favors the entire health-care industry, and pharmaceutical companies in particular.**

We also were overweighted in selected consumer stocks. We liked Dayton-Hudson (2.7%), which has turned around their Mervyn's and Target department store operations. The stock rose sharply last year, and we think the discount-retailer concept will continue to grow in 1998. In addition, we did well, for the year as a whole, with Halliburton (2.2%) and Schlumberger (2.2%), two oil-services companies. However, we were hurt in the fourth quarter by these and other energy stocks, such as Texaco and Mobil Oil (neither is presently in the Portfolio). The energy sector as a whole took a fall at the end of the year.**

Q. WHAT ARE SOME OF THE "INVESTMENT THEMES" THAT GUIDE YOUR STOCK SELECTION?

A. We have five basic themes. First, we look for large, domestic growth companies that offer the prospect of solid earnings growth. Second, we employ an emphasis on changing demographics, as we discussed earlier. Third, we look for opportunities in the financial services sector, which, we think, is ripe for significant merger activity. Fourth, we like companies that provide productivity enhancement, which is a fancy way of saying "technology." We think tech stocks will perform well in the long term, though they will be exceedingly volatile. Fifth, we are searching for good stocks in the mid-cap universe.

Q. WHAT IS YOUR STRATEGY FOR 1998?

A. For the time being, we are going to stay away from the basic industry companies we avoided last year. We would not be surprised to see a significant slowdown in the U.S. economy, especially during the first half of the year. In that scenario, the basic industry stocks, which are very sensitive to the economic cycle, would be hurt. We are also trying to avoid those stocks that appear to be most vulnerable to problems stemming from the situation in Asia. There are a lot of risks out there. Overall, we are cautiously optimistic that the market offers a number of good opportunities.

---------------
 * Including the 4.75% sales load, the Portfolio's return was 24.62% for the period.

** The portfolio composition is subject to change.

--------------------------------------------------------------------------------
                      AMERISTAR DIVIDEND GROWTH PORTFOLIO
                     PERFORMANCE (AS OF DECEMBER 31, 1997)
--------------------------------------------------------------------------------

                                 Investor Shares

                        Investor            Investor
     Measurement         Share                Share
       Period          (without       S&P     (with
    (Fiscal Year         sales        500     sales
      Covered)          charge)      Index   charge)
86                        10000      10000      9522
87                        10510      10523     10000
88                        11722      12292     11164
89                        15132      16163     14418
90                        15102      15650     14388
91                        18454      20431     17582
92                        18964      21998     18060
93                        20850      24196     19851
94                        19518      24512     18597
95                        25593      33687     24388
96                        29350      41460     27970
97                        38916      55291     37075

Past Performance is no guarantee of future results.


              Trust Shares***

                          Investor
                            Share
 Measurement Period       (without
    (Fiscal Year            sales      S&P 500
      Covered)             charge)      Index
86                          10000       10000
87                          10510       10523
88                          11722       12292
89                          15132       16163
90                          15102       15650
91                          18454       20431
92                          18964       21998
93                          20850       24196
94                          19518       24512
95                          25593       33687
96                          29350       41460
97                          38916       55291

Past Performance is no guarantee of future results.

                                        AVERAGE ANNUAL
                                         TOTAL RETURN
                                  --------------------------
                                  WITH SALES   WITHOUT SALES
                                   CHARGE*        CHARGE
         INVESTOR SHARES          ----------   -------------
  1-Year........................    26.22%         32.59%
  5-Year........................    14.36%         15.46%
  10-Year.......................    13.44%         13.99%
  Since Inception (2/28/97)**...    12.64%         13.14%
  *Reflects 4.75% sales charge.

                      AVERAGE ANNUAL TOTAL RETURN
TRUST SHARES***       ---------------------------
1-Year..............             32.60%
5-Year..............             15.46%
10-Year.............             13.99%
Since Inception
  (10/3/97)**.......             13.14%

          Sector Profile

Financial Services            22.7%
Comsumer Staples              17.4%
Capital Goods and
 Technology                    7.7%
S&P Depositary
 Receipts                      2.0%
Cash and Cash
 Equivalents                   5.9%
Health Care                   10.0%
Energy                         6.5%
Consumer Cyclicals             8.5%
Capital Goods                 16.9%
Utilities/Telecommunications  16.0%

                             TOP 10 EQUITY HOLDINGS

                                               PERCENT OF
                                              TOTAL ASSETS
                                              ------------
   1.  Emerson Electric.....................      3.7%
   2.  Sysco Corp...........................      3.5%
   3.  Duke Energy Corp.....................      3.3%
   4.  Bristol-Myers Squibb Co..............      3.3%
   5.  Consolidated Natural Gas.............      2.9%
   6.  Automatic Data Processing............      2.8%
   7.  Johnson Controls.....................      2.7%
   8.  Mellon Bank Corp.....................      2.7%
   9.  Abbott Labs..........................      2.6%
  10.  Pepsico..............................      2.6%

   A hypothetical $10,000 investment made on December 31, 1986, would have been worth on December 31, 1997, $38,916 without the sales charge and $37,075 after taking the maximum 4.75% sales charge into account.

   The AmeriStar Dividend Growth Portfolio is compared to the Standard & Poor's 500 Stock Index, a broad measure of the stock market as a whole. The index is unmanaged and does not reflect expenses associated with a mutual fund, such as sales charges, expenses for fund operations, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The Portfolio's performance reflects the deduction of fees for these value-added services.

** The AmeriStar Dividend Growth Portfolio commenced operations on 2/28/97, through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by First American National Bank, using materially equivalent investment objectives, policies and methodologies as the Portfolio. The quoted performance of the Portfolio includes performance of the Commingled accounts for periods dating back to 12/31/86, and prior to the Portfolio's commencement of operations, as adjusted to reflect the expenses associated with the Portfolio. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been so registered, the Commingled accounts' performance may have been adversely affected. The performance also reflects reinvestment of all dividends and capital gains distributions. Past performance is not a prediction of future results. The Portfolio's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

***The Trust Share class reflects the historical performance of the Investor
   (no-load) share class.

                        JAY BAUMGARDNER
                        Portfolio Manager
                        Dividend Growth
[Baumgardner Photo]     Portfolio

===============================================================
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with current income and capital appreciation. This Portfolio invests primarily in dividend-paying equity securities of domestic issuers that are expected to provide reasonable income and may have capital appreciation potential.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING 1997?

A. We had a very good year, thanks to outstanding performance in each of our key sectors. For the 12 months ended December 31, 1997, the Portfolio's total return was 32.59% (at Net Asset Value).* In comparison, the Lipper Equity Income Index rose 27.51%. The Lipper Equity Index is an index of managed funds that is generally representative of funds that invest more than 60% of assets in equities.

Considering that our goal is to provide current income, and not just focus on capital appreciation, outperforming our benchmark index by nearly five percentage points was very gratifying.

Q. WHAT FACTORS LED TO THESE STRONG RETURNS?

A. First, like other equity income funds, we were heavily invested in three sectors: financial services, energy stocks and utilities. These companies historically provide the price stability and higher-than-average dividends that we seek. In 1997, all three sectors performed well, which is unusual, since they don't generally move up at the same time. For example, when energy stocks are rising, it's often the result of higher oil prices and rising inflation. And in times of rising inflation, companies in the financial and utility sectors usually perform poorly. This past year was atypical, but positive for investors.

Second, we did some good stock-picking in the broader list of stocks we own outside our three key sectors. Colgate Palmolive (1.1% of the Portfolio), in the consumer staples area, was up nearly 60% for the year. McGraw Hill (1.1%), the publishing giant, also rose in the neighborhood of 60%. And Gannett Co. (1.6%), the publisher of USA Today, gained 65%. These are the types of stocks we expected to provide stable growth; instead, they all exploded upward.

Getting back to the sectors that we focus on, we enjoyed great success with Mellon Bank Corp. (2.7%), up more than 70% in 1997. During the year, there was some speculation that the bank would be taken over; this certainly pushed the stock's price up. At the same time, Mellon is a very solid "fee-based bank," generating healthy revenues with money-management businesses such as credit cards and foreign loans. Another bank that did well for us was First Tennessee National Corp. (1.2%), a home state bank that we know quite well.**

Q. IN ORDER TO PROVIDE ABOVE-AVERAGE DIVIDEND INCOME, WHAT OTHER AREAS IN THE MARKET DID YOU PURSUE?

A. Along with searching for good, solid companies offering above-average yields, we've had good success investing in real estate investment trusts (REITs) since late 1996. One of our REIT stocks, Crescent Real Estate (1.6%), was up nearly 50% in 1997. Another holding in our portfolio, Equity Residential Properties (1.8%), the largest apartment REIT in the United States, rose more than 22% for the year. We believe REITs offer the potential for significant, long-term capital appreciation, along with yields that often are in the 5%-6% range.

High relative yield is important to us, especially in the current stock market environment. When the market runs up as it has the last three years, yields generally fall; the yield for the stocks in the S&P 500 was down to approximately 1.6% at the end of 1997.

Q. WHAT IS YOUR STRATEGY FOR THE NEXT 12 MONTHS?

A. We believe the equity markets look very challenging. Stocks have run up so much that their valuations are pretty full. It will take a lot of good stock-picking this year to generate a double-digit return. With that in mind, our strategy is to take less risk than the market in general. For example, we're maintaining a higher-than-average weighting in utilities, and a lower-than-average weighting in technology. With this approach, we hope to provide shareholders with superior, risk-adjusted returns.

---------------
 * Including the 4.75% sales load, the Portfolio's return was 26.22% for the period.

** The portfolio composition is subject to change.

--------------------------------------------------------------------------------
                        AMERISTAR CORE INCOME PORTFOLIO
                     PERFORMANCE (AS OF DECEMBER 31, 1997)
--------------------------------------------------------------------------------

                          Investor   Merrill     Investor
Measurement               Shares     Lynch       Shares
Period                   (without    Corp./Gov't. (with
(Fiscal Year              sales      Master       sales
Covered)                 charge)     Index       charge)
80                        10000     10000        9711
81                        10378     10700       10083
82                        13777     13892       13388
83                        14646     14973       14215
84                        16372     17237       15909
85                        19859     20998       19256
86                        23274     24281       22603
87                        22940     24791       22273
88                        24480     26704       23760
89                        27232     30476       26446
90                        28946     33065       28099
91                        33412     38319       32438
92                        35437     41264       34380
93                        38996     45826       37851
94                        37579     44329       36488
95                        43840     52745       42562
96                        44330     54312       43024
97                        48171     59624       46751

Past performance is no guarantee of future results.

                                        AVERAGE ANNUAL
                                         TOTAL RETURN
                                  --------------------------
                                  WITH SALES    WITHOUT SALES
                                   CHARGE*         CHARGE
INVESTOR SHARES                    ----------   -------------
  1-Year........................     5.40%         8.66%
  5-Year........................     5.69%         6.33%
  10-Year.......................     7.36%         7.70%
  Since Inception (4/1/96)**....     9.49%         9.68%
  *Reflects 3.00% sales charge.


Measurement                          Merrill Lynch
Period                               Corp./Gov't.
(Fiscal Year                Trust       Master
Covered)                    Shares      Index
80                          10000       10000
81                          10378       10700
82                          13777       13892
83                          14646       14973
84                          16372       17237
85                          19859       20998
86                          23274       24281
87                          22940       24791
88                          24480       26704
89                          27232       30476
90                          28946       33065
91                          33412       38319
92                          35437       41264
93                          38996       45826
94                          37579       44329
95                          43840       52745
96                          44330       54312
97                          48143       59624

Past performance is no guarantee of future results.

                       AVERAGE ANNUAL TOTAL RETURN
                       ---------------------------
TRUST SHARES***
 1-Year..............             8.60%
 5-Year..............             6.32%
 10-Year.............             7.69%
 Since Inception
 (10/3/97)**.......               9.68%


             SECTOR PROFILE

U.S. Treasuries                11.0%
U.S. Agencies                  11.3%
Cash and Cash
 Equivalents                    2.4%
Bonds                          75.3%

The AmeriStar Core Income Portfolio invests primarily in investment-grade, U.S. dollar denominated, fixed-income securities of domestic and foreign issuers. The Portfolio is designed to provide current income without assuming undue risk. The Portfolio's adviser has latitude in deciding how assets are invested among corporate and government obligations. As a result, the Portfolio enjoys flexibility to make the most of changing market conditions.


           MATURITY PROFILE

0-5 years                  44.6%
6-10 years                 24.7%
11-20 years                 4.5%
over 20 years              26.1%

 By design, the Portfolio attempts to generate current income without undue risk to principal. The chart shows that the Portfolio is currently focused on bonds with maturities of 1 to 7 years and those with maturities greater than 20 years.

        QUALITY PROFILE

A                          51.0%
AA                         10.8%
AAA                        31.8%
BBB                         6.4%

 The Portfolio's research team and the Portfolio Manager continuously monitor debt instruments and issuer quality to identify fixed-income securities for the Portfolio.

A hypothetical $10,000 investment made on December 31, 1980, would have been worth on December 31, 1997, $48,171 without the sales charge and $46,751 after taking the maximum 3% sales charge into account.

The AmeriStar Core Income Portfolio is compared to the Merrill Lynch Corporate/Government Master Index, which is generally representative of the performance of corporate and U.S. Government bonds. The index is unmanaged and does not reflect expenses associated with a mutual fund, such as sales charges, expenses for fund operations, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The Portfolio's performance reflects the deduction of fees for these value-added services.

**The AmeriStar Core Income Portfolio commenced operations on 4/1/96, through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by First American National Bank, using materially equivalent investment objectives, policies and methodologies as the Portfolio. The quoted performance of the Portfolio includes performance of the Commingled accounts for periods dating back to 12/31/80, and prior to the Portfolio's commencement of operations, as adjusted to reflect the expenses associated with the Portfolio. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been so registered, the Commingled accounts' performance may have been adversely affected. The performance also reflects reinvestment of all dividends and capital gains distributions. The service contractors are currently waiving a portion of their fees; without such waivers the 30-day SEC yield would have been 5.03%. This voluntary waiver may be terminated or modified at anytime, which would reduce the Portfolio's performance. Past performance is not a prediction of future results. The Portfolio's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

***The Trust Share class reflects the historical performance of the Investor (no-load) share class.

                        DONALD F. TURK, CFA
                        Portfolio Manager
                        Core Income
[Turk Photo]            Portfolio

===============================================================
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with current income without assuming undue risk. It invests primarily in investment-grade, U.S. dollar-denominated fixed-income securities of domestic and foreign issuers with maturities of any length. This Portfolio may be suitable for investors seeking regular monthly income without undue risk to principal.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING 1997?

A We were pleased with our performance for the year, which enabled us to emphasize current income while providing a competitive total return. For the 12 months ended December 31, 1997, the Portfolio produced a total return of 8.66% (at Net Asset Value).* In comparison, the Merrill Lynch Corporate/Government Index, an unmanaged benchmark, produced a total return of 9.78%. The Merrill Lynch Corporate/Government Master Index is generally representative of U.S. Treasury and Agency bonds and investment-grade bonds. Total return equals yield, plus or minus the change in the Portfolio's net asset values (NAV) during the period.

It is also important to recognize income yield to shareholders. As of December 31, 1997, the Portfolio's 30-day SEC yield was 5.89% (at Net Asset Value),** compared to 5.30% at the end of 1996. The yield percentage is annualized.

We achieved our objectives while maintaining an average credit quality of Aa3 (as rated by Moody's) and AA- (Standard & Poor's). As of December 31, 1997, the average maturity of the Portfolio was 11.16 years.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. It was a good year for bond investors, who are mostly concerned with "real return" (total return minus inflation). Inflation was exceptionally mild during 1997, with the consumer price index rising just 1.7%. Therefore, our real return to shareholders was 6.96%, which is very strong by historical standards.

At the same time, long-term interest rates were very volatile during the year. The yield on the 30-year U.S. Treasury bond bounced up and down during the first third of 1997, rising from a low of 6.35% in February to a peak of 7.17% in April. That jump of 82 basis points (0.82%) in just two months caused some damage to the bond market. From early spring to the end of 1997, however, the general trend in interest rates was down, and for the full year, the 30-year bond yield fell 72 basis points (0.72%). Because bond prices move inversely to interest rates, this drop in rates benefited the bonds in our portfolio.

Q WITH ALL OF THIS VOLATILITY, WHAT STRATEGIES DID YOU EMPLOY TO HELP YOU MEET YOUR OBJECTIVES?

A. Our key strategy was to participate in the downward move in rates, which we did over the course of the year, by keeping our maturity structure as long, or longer, than the Fund's benchmark. We lengthened maturities, especially in the last six months, and we moved a lot of the Portfolio from government issues to corporate bonds--to boost our yield. As always, we remained very conscious of providing the highest possible yield, with an eye toward preserving capital.

In recent months, we have bought bonds issued by utilities, such as Virginia Electric (2.5% of the Portfolio) and Puget Sound Power & Light (2.1%). Some of our recent corporate purchases include the bonds of J.C. Penney (2.1%) and Anheuser-Busch (2.2%). All of these issuers are good, solid companies offering attractive yields.***

Q WHAT IS YOUR OUTLOOK FOR 1998?

A. We believe the economy will slow rather significantly over the next year. If so, what does that do to the value of the bonds we hold? We think the companies whose debt we own will continue to be stable businesses, and that there will be a demand for the bonds that they have issued. On the Treasury side, the federal government is backing away from the issuance of debt, especially long-term debt. In all probability, the United States will have a balanced budget for this fiscal year, perhaps even a slight surplus. These two factors could result in a scarcity of all but the shortest term Treasury debt.

---------------
  * Including the 3.00% sales load, the Portfolio's return was 5.40% for the period.

 ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/or reimbursements not been in effect, the 30-day SEC yield would have been lower.

*** The portfolio composition is subject to change.

--------------------------------------------------------------------------------
                  AMERISTAR LIMITED DURATION INCOME PORTFOLIO
                     PERFORMANCE (AS OF DECEMBER 31, 1997)
--------------------------------------------------------------------------------
                               INVESTER SHARES

                             Merrill Lynch       Investor         Investor       Merrill Lynch
                                1-5-Year      Share (without     share (with    1-3-Year Gov't/
    Measurement Period        Gov't/Corp.      sales charge)     sales charge   Corp. Bond Index
   (Fiscal Year Covered)      Bond Index+
82 |Sept.                                     10000                 9695        10000
82 |Dec.                                      10672                10335        10774
83                                            11528                11193        11729
84                                            12899                12513        13344
85                                            14720                14289        15206
86                                            16223                15736        16780
87                                            16698                16193        17727
88                               10000        17668                17132        18831
89                               11164        19414                18833        20878
90                               12260        20982                20355        22909
91                               13839        23751                23046        25585
92                               14770        24901                24162        27197
93                               15794        26449                25660        18668
94                               15873        26275                25487        28832
95                               17900        29218                28341        29149
96                               18713        30467                29407        30601
97                               20043        32440                31467        32639

                                        AVERAGE ANNUAL
                                         TOTAL RETURN
                                  --------------------------
                                  WITH SALES   WITHOUT SALES
                                   CHARGE*        CHARGE
         INVESTOR SHARES          ----------   -------------
  1-Year........................     3.26%         6.47%
  5-Year........................     4.79%         5.43%
  10-Year.......................     6.54%         6.87%
  Since Inception (4/1/96)**....     7.76%         7.97%
  *Reflects 3.00% sales charge.


                                 TRUST SHARES

                        Investor      Merrill         Merrill
                         Share         Lynch           Lynch
 Measurement Period     (without      1-5-Year        1-3-Year
    (Fiscal Year         sales       Gov't/Corp.     Gov't/Corp
      Covered)          charge)      Bond Index+     Bond Index
82 |Sept.                 10000                      10000
82 |Dec.                  10672                      10774
83                        11528                      11729
84                        12899                      13344
85                        14728                      15206
86                        16223                      16780
87                        16698                      17727
88                        17668        10000         18831
89                        19414        11164         20878
90                        20982        12260         22909
91                        23751        13839         25585
92                        24901        14770         27197
93                        26449        15794         28668
94                        26275        15873         28832
95                        29218        17900         29149
96                        30467        18713         30601
97                        32402        20043         32639

                       AVERAGE ANNUAL TOTAL RETURN
                       ---------------------------
TRUST SHARES***

 1-Year..............             6.35%
 5-Year..............             5.41%
 10-Year.............             6.85%

 Since Inception
   (10/3/97)**.......             7.96%


SECTOR PROFILE

Cash and            Corporate       U.S. Government   U.S. Treasuries
Cash Equivalents    Bonds           Agencies          18.8%
2.6%                54.0%           24.6%


 The AmeriStar Limited Duration Income Portfolio invests primarily in investment-grade, U.S. dollar-denominated, fixed-income securities of domestic and foreign issuers. The Portfolio is designed to provide investors with current income without assuming undue risk. The Portfolio's adviser has latitude in deciding how assets are invested among corporate and government obligations. As a result, the Portfolio enjoys flexibility to make the most of changing market conditions.

MATURITY PROFILE

6-10 years                  8.0%
0-5 years                  92.0%

 By design, the Portfolio attempts to generate current income without undue risk to principal. The chart shows that the Portfolio is focused on bonds with maturities of 1 to 5 years.

QUALITY PROFILE

A                          35.3%
AA                         11.5%
AAA                        47.5%
BBB                         5.7%


 The Portfolio's research team a the Portfolio Manager continuously monitor debt instruments and issuer quality to identify fixed-income securities for the Portfolio.

   A hypothetical $10,000 investment made on September 30, 1982, would have been worth on December 31, 1997, $32,440 without the sales charge and $31,467 after taking the maximum 3.00% sales charge into account.

 + The AmeriStar Limited Duration Income Portfolio is measured against the
   Merrill Lynch 1-3-Year Government/Corporate Bond Index from 9/30/82 to 12/31/88, prior to the creation of the Portfolio's benchmark of the Merrill Lynch 1-5-Year Government/Corporate Bond Index. Both indices are representative of the total return of short-term government and corporate bonds. These indices are unmanaged and do not reflect the expenses associated with a mutual fund, such as sales charges, expenses for fund operations, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The Portfolio's performance reflects the deduction of fees for these value-added services.

 ** The AmeriStar Limited Duration Income Portfolio commenced operations on
    4/1/96, through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by First American National Bank, using materially equivalent investment objectives, policies and methodologies as the Portfolio. The quoted performance of the Portfolio includes performance of the Commingled accounts for periods dating back to 9/1/82, and prior to the Portfolio's commencement of operations, as adjusted to reflect the expenses associated with the Portfolio. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been so registered, the Commingled accounts' performance may have been adversely affected. The performance also reflects reinvestment of all dividends and capital gains distributions. The service contractors are currently waiving a portion of their fees; without such waivers the 30-day SEC yield would have been 5.05%. This voluntary waiver may be terminated or modified at anytime, which would reduce the Portfolio's performance. Past performance is not a prediction of future results. The Portfolio's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

*** The Trust Share class reflects the historical performance of the Investor
    (no-load) share class.

                        DONALD F. TURK, CFA
                        Portfolio Manager
                        Limited Duration
[Turk Photo]            Income Portfolio

===============================================================
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with current income without assuming undue risk. It invests primarily in investment-grade, U.S. dollar-denominated fixed-income securities of domestic and foreign issuers that generally have a duration of less than four years. This Portfolio maybe suitable for investors seeking regular monthly income without undue risk to principal.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM IN 1997?

A. We were pleased with our performance for the year, which enabled us to emphasize current income while providing a competitive total return. For the 12 months ended December 31, 1997, the Portfolio produced a total return of 6.47% (at Net Asset Value).* In comparison, the Merrill Lynch 1-5-Year Government/Corporate Index, an unmanaged benchmark, produced a total return of 7.16%. The index is a broad performance measure of bonds with maturities in the one-to-five-year range. Total return equals yield, plus or minus the change in the Portfolio's net asset values (NAV) during the period.

It is also important to recognize income yield to shareholders. As of December 31, 1997, the Portfolio's 30-day SEC yield was 5.92%( at Net Asset Value),** compared to 5.32% at the end of 1996. The yield percentage is annualized.

We achieved our objectives, while maintaining an average credit quality of Aa2 (as rated by Moody's) and AA (Standard & Poor's). As of December 31, 1997, the average maturity of the Portfolio was 3.14 years.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. It was a good year for bond investors, who are mostly concerned with "real return" (total return minus inflation). Inflation was exceptionally mild during 1997, with the consumer price index rising just 1.7%. Therefore, our real return to shareholders was 4.77%, which is very strong by historical standards for a Portfolio with a relatively short average maturity.

At the same time, interest rates were very volatile during the year. The yield on the five-year U.S. Treasury bond rose from 6.21% at the end of 1996 to a peak of 6.86% in April 1997. From early spring to the end of 1997, however, the general trend in interest rates was down, and for the full year, the five-year bond's yield fell 6.77%, to settle at 5.77%. Because bond prices move inversely to interest rates, this drop in rates benefited the bonds in our portfolio.

Q. DID LONG- AND SHORT-TERM BONDS MOVE IN TANDEM THROUGHOUT THE YEAR?

A. No, and that did not surprise us. Bonds of various maturities do not always move in lockstep. What counts is where you are in the economic cycle. If you are in an expanding economy, long- and short-term interest rates will move in the same direction. However, when you are late in the economic cycle, as we were in 1997, short-term rates will not move down as much as long-term rates do--or, as very short-term securities did last year, they may even start moving up. This causes the yield curve to flatten; that is, shorter maturities yield just about the same as longer maturities.

Q. WHAT STRATEGIES DID YOU EMPLOY?

A. We consciously took steps to lengthen the Portfolio's average maturity, to the point where it was markedly longer than the benchmark's. This helped our relative performance when rates began to fall. As the spread between Treasury and corporate bond yields widened, we were also able to boost the Portfolio's yield while maintaining high credit quality.

Q. WHAT IS YOUR OUTLOOK FOR 1998?

A. We believe the economy will slow rather significantly over the next year, and that interest rates could fall even further than they did at the end of 1997. If so, demand for the Treasury and corporate bonds we hold could rise, which would provide higher total return to our shareholders. Overall, the trend in interest rates is very constructive, and we are approaching the New Year with optimism.

---------------
  * Including the 3.00% sales load, the Portfolio's return was 3.26% for the period.

 ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/or reimbursements not been in effect, the 30-day SEC yield would have been lower.

--------------------------------------------------------------------------------
              AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
                     PERFORMANCE (AS OF DECEMBER 31, 1997)
--------------------------------------------------------------------------------
                               Investor Shares

                        Investor  Investor  Merrill Lynch Merrill Lynch
     Measurement         Share     Share      1-5 Year     1-3 Year
       Period          (without    (with       Gov't        Gov't
    (Fiscal Year         sales     sales        Bond         Bond
      Covered)          charge)    charge)     Index+       Index
86                        10000       9692                  10000
87                        10205       9891                  10564
88                        10799      10472      10000       11160
89                        11998      11633      11164       11855
90                        12960      12577      12260       13144
91                        14607      14174      13839       14423
92                        15426      14955      14771       16107
93                        16502      16007      15794       17122
94                        16325      15844      15695       18048
95                        18105      17568      17699       18151
96                        18598      18040      18503       20148
97                        19746      19154      19818       21151

Past Performance is no guarantee of future results.

                                      AVERAGE ANNUAL
                                       TOTAL RETURN
                                --------------------------
                                WITH SALES   WITHOUT SALES
                                 CHARGE*        CHARGE
        INVESTOR SHARES         ----------   -------------
  1-Year......................     2.97%         6.18%
  5-Year......................     4.45%         5.06%
  10-Year.....................     6.50%         6.82%
  Since Inception
    (2/28/97)**...............     6.08%         6.38%
  *Reflects 3.00% sales charge.

           Sector Profile
U.S. Government Agencies           48.8%
Cash and Cash Equivalents           2.7%
U.S. Treasury Notes                48.5%

 The Limited Duration U.S. Government Portfolio will invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements in respect of such securities. The Portfolio is designed to provide high current income without assuming undue risk.

       Maturity Profile

0-5 years                  76.9%
6-10 years                 23.1%

 By design, the Portfolio attempts to generate current income without undue risk to principal. The chart above shows that the Portfolio is focused on bonds with maturities of 1 to 5 years.

       Quality Profile
AAA                       100.0%

 The Portfolio's research team and the Portfolio Manager continuously monitor debt instruments and issuer quality to identify fixed-income securities for the Portfolio.

   A hypothetical $10,000 investment made on December 31, 1986, would have been worth on December 31, 1997, $19,746 without the sales charge and $19,154 after taking the maximum 3% sales charge into account.

 + The Ameristar Limited Duration U.S. Government Portfolio is measured against the Merrill Lynch 1-3-Year Government Bond Index from 12/31/86 to 12/31/88, prior to the creation of the Portfolio's benchmark of the Merrill Lynch 1-5-Year Government Bond Index. Both indices reflect the performance of government bonds in that maturity range with a rating of at least Baa. The index is unmanaged and does not reflect expenses associated with a mutual fund, such as sales charges, expenses for fund operations, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The Portfolio's performance reflects the deduction of fees for these value-added services.

** The AmeriStar Limited Duration U.S. Government Portfolio commenced operations on 2/28/97 through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by First American National Bank, using materially equivalent investment objectives, policies and methodologies as the Portfolio. The quoted performance of the Portfolio includes performance of the Commingled accounts for periods dating back to 12/31/86, and prior to the Portfolio's commencement of operations, as adjusted to reflect the expenses associated with the Portfolio. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been so registered, the Commingled accounts' performance may have been adversely affected.

   Total return figures include changes in share price, reinvestment of dividends and capital gains distributions, if any. The service contractors are currently waiving a portion of their fees; without such waivers the 30-day SEC yield would have been 5.29%. This voluntary waiver may be terminated or modified at any time, which would reduce the Portfolio's performance. Past performance is not a prediction of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                        DONALD F. TURK, CFA
                        Portfolio Manager
                        Limited Duration
                        U.S. Government
[Turk Photo]            Portfolio

===============================================================
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with high current income without assuming undue risk. This Portfolio will invest primarily in a portfolio of U.S. Government securities that, under normal market conditions, has a duration that approximates that of the Merrill Lynch 1-5-Year Government Bond Index.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM IN 1997?

A. We were satisfied with our performance for the year, which enabled us to emphasize current income while providing a competitive total return. For the 12 months ended December 31, 1997, the Portfolio produced a total return of 6.18% (at Net Asset Value).* In comparison, the Merrill Lynch 1-5-Year Government Bond Index, an unmanaged benchmark, produced a total return of 7.11%. The index is a broad performance measure of government bonds with maturities in the one-to-five-year range. Total return equals yield, plus or minus the change in the Portfolio's net asset value (NAV) during the period.

It is also important to recognize income yield to shareholders. As of December 31, 1997, the Portfolio's 30-day SEC yield was 5.46%** at NAV, compared to 5.30% at the end of 1996. The yield percentage is annualized.

As of December 31, 1997, the Portfolio's average maturity was 4.64 years.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. It was a good year for bond investors, who are mostly concerned with "real return" (total return minus inflation). Inflation was exceptionally mild during 1997, with the consumer price index rising just 1.7%. So, our real return to shareholders was 4.48%, which is very strong by historical standards for a Portfolio with a relatively short average maturity.

At the same time, interest rates were very volatile during the year. The yield on the five-year U.S. Treasury bond rose from 6.21% at the end of 1996 to a peak of 6.86% in April 1997. From early spring to the end of 1997, however, the general trend in interest rates was down, and for the full year, the five-year bond's yield fell 6.33%, to settle at 5.77%. Because bond prices move inversely to interest rates, this drop in rates added value to the bonds in our portfolio.

Q. WHAT STRATEGY DID YOU EMPLOY?

A. We consciously took steps to lengthen the Portfolio's average maturity, to the point were it was markedly longer than the benchmark's. This helped our relative performance when rates began to fall. We also focused on generating higher income, because that's what our shareholders want. We bought a number of agency securities--such as Freddie Macs (Federal Home Loan Mortgage Corporation bonds) due in 2002 and Fannie Maes (Federal National Mortgage Association bonds) due in 2007.*** These moves helped increase our yield to shareholders.

We stayed away from new purchases of Ginnie Maes (securities issued by the Government National Mortgage Association). They're a mixed blessing. They generally offer solid yields, which we like, but as interest rates have dropped, homeowners have been refinancing their mortgages. When that happens, you lose your extra income quickly, and you find yourself in the situation of having to buy new securities with lower yields.

Q. WHAT IS YOUR OUTLOOK FOR 1998?

A. We believe the economy will slow rather significantly over the next year and that interest rates could fall even further than they did at the end of 1997. If so, demand for the Treasury bonds we hold could rise, which would provide higher total return to our shareholders. Overall, the trend in interest rates is very constructive, and we're approaching the new year with optimism.

---------------
  * Including the 3.00% sales load, the Portfolio's return was 2.97% for the period.

 ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/or reimbursements not been in effect, the 30-day SEC yield would have been lower.

*** The portfolio composition is subject to change.

--------------------------------------------------------------------------------
                 AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
                     PERFORMANCE (AS OF DECEMBER 31, 1997)
--------------------------------------------------------------------------------

                   INVESTOR SHARES

                      Investor      Lehman
Measurement            Shares      Brothers    Investor
Period                (without     Municipal    Shares
(Fiscal Year            sales      10-Year    (with sales
Covered)                charge)     Index       charge)
80                        10000      10000      9696
81                         9107       8893      8836
82                        11954      12610     11595
83                        12941      13580     12532
84                        13841      14696     13418
85                        15774      17779     15291
86                        18224      21161     17671
87                        18313      21831     17747
88                        19227      23532     18633
89                        20702      26045     20076
90                        21893      27959     21215
91                        23922      31344     23190
92                        25240      34139     24456
93                        27809      38496     26962
94                        25436      36659     24651
95                        28843      42950     27953
96                        29243      44901     28341
97                        31327      49047     30360

Past performance is no guarantee of future results.

                                        AVERAGE ANNUAL
                                         TOTAL RETURN
                                  --------------------------
                                  WITH SALES   WITHOUT SALES
                                   CHARGE*        CHARGE
                                  ----------   -------------
  INVESTOR SHARES
  1-Year........................     3.87%         7.13%
  5-Year........................     3.78%         4.42%
  10-Year.......................     5.19%         5.52%
  Since Inception (3/28/94)**...     6.75%         6.94%
  *Reflects 3.00% sales charge.

                 TRUST SHARES***

                                      Lehman
Measurement                           Brothers
Period                                Municipal
(Fiscal Year              Trust       10-Year
Covered)                  Shares       Index
80                          10000       10000
81                           9318        8893
82                          11954       12610
83                          12941       13580
84                          13841       14969
85                          15774       17779
86                          18224       21161
87                          18313       21831
88                          19227       23532
89                          20702       26045
90                          21893       27959
91                          23922       31344
92                          25240       34139
93                          27809       38496
94                          25436       36659
95                          28843       42950
96                          29243       44901
97                          31331       49047

Past performance is no guarantee of future results.


                         AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------
TRUST SHARES***
1-Year..............             7.14%
5-Year..............             4.42%
10-Year.............             5.52%
Since Inception
  (10/3/97)**.......             6.94%

         SECTOR PROFILE
Municipal Bonds            99.1%

Cash and Cash
Equivalents                 0.9%

 The AmeriStar Tennessee Tax Exempt Bond Portfolio invests primarily in investment-grade, Tennessee Municipal Obligations. The Portfolio is designed to provide investors with current income exempt from federal and Tennessee personal income taxes, without assuming undue risk.

       MATURITY PROFILE
0-5 years                   7.7%
6-10 years                 59.4%
11-20 years                29.3%
over 20 years               3.6%

 By design, the Portfolio attempts to generate current income without undue risk to principal. The chart shows that the Portfolio is focused on bonds primarily with maturities of 10 to 15 years.

      QUALITY PROFILE
A                           4.8%
AA                         35.9%
AAA                        59.3%

 By focusing on more general obligations and school and "essential services" bonds the Portfolio Manager and the research team provided an additional measure of security to the Portfolio.

A hypothetical $10,000 investment made on December 31, 1980, would have been worth on December 31, 1997, $31,327 without the sales charge and $30,360 after taking the maximum 3% sales charge into account.

The AmeriStar Tennessee Tax Exempt Bond Portfolio is compared to the Lehman Brothers Municipal 10-Year Index, an unmanaged index that includes municipal bonds issued within the last five years by municipalities throughout the United States, with maturities of at least one year, but no more than 12 years, and a credit quality of at least Baa. In contrast, the Tennessee Tax Exempt Bond Portfolio targets higher quality bonds with a minimum rating of A, and at least 65% of the Portfolio must be comprised of Tennessee issues. The Lehman Brothers index does not reflect expenses associated with a mutual fund, such as sales charges, expenses for fund operations, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The Portfolio's performance reflects the deduction of fees for these value-added services.

**The AmeriStar Tennessee Tax Exempt Bond Portfolio commenced operations on 3/28/94 through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by First American National Bank, using materially equivalent investment objectives, policies and methodologies as the Portfolio. The quoted performance of the Portfolio includes performance of the Commingled accounts for periods dating back to 12/31/80, and prior to the Portfolio's commencement of operations, as adjusted to reflect the expenses associated with the Portfolio. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been so registered, the Commingled accounts' performance may have been adversely affected.

Total return figures include changes in share price, reinvestment of dividends and capital gains distributions, if any. The service contractors are currently waiving a portion of their fees; without such waivers, the 30-day SEC yield would have been 4.01%. This voluntary waiver may be terminated or modified at any time, which would reduce the Portfolio's performance. Past performance is not a prediction of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Some investors may be subject to the federal alternative minimum tax and to certain state and local taxes.

***The Trust Share class reflects the historical performance of the Investor (no-load) share class.

                        SHARON BROWN
                        Portfolio Manager
                        Tennessee
                        Tax Exempt
[Brown Photo]           Bond Portfolio

===============================================================
 INVESTMENT GOAL

The Portfolio seeks to provide investors with current income exempt from federal and Tennessee state income taxes without assuming undue risk. The Portfolio invests primarily in investment-grade Tennessee municipal obligations, and is suitable for Tennessee residents seeking monthly income exempt from both federal and Tennessee personal income taxes.(1) The Portfolio affords greater diversification and liquidity than most investors would achieve by purchasing municipal securities directly.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING 1997?

A. For the 12 months ended December 31, 1997, the Portfolio produced a total return of 7.13% (at Net Asset Value).* In comparison, the Portfolio's benchmark, the Lehman Brothers Municipal 10-Year Index, produced a total return of 9.24%. The index is a broad performance measure of municipal bonds with intermediate-term maturities. Total return equals yield, plus or minus the change in the Portfolio's net asset value (NAV) during the period.

It is also important to recognize income yield to shareholders. As of December 31, 1997, the Portfolio's 30-day SEC yield was 4.14% (at Net Asset Value).** For investors in the 36% federal income tax bracket, that is equivalent to a taxable yield of 6.46%.** The yield percentage is annualized.

We achieved our objectives while maintaining an average credit quality of Aa1 (as rated by Moody's) and AA+ (Standard & Poor's). As of December 31, 1997, the average maturity of the Portfolio was 9.45 years.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. The strong economy resulted in narrow yield spreads between highly rated and lower rated bonds, which meant that there was little incentive to buy lower-tier issues. In addition, the yield curve flattened as 1997 progressed, with the municipal market offering very little additional yield for longer maturity bonds. So, it did not make sense for us to go out much further than 12 years on the yield curve. We would have liked to have our average maturity a little longer than ten years. But with the market moving as quickly as it did during the year and with most municipal bonds carrying call features that tend to shorten duration as interest rates decline, we found it difficult to keep our duration as long as we wanted it to be, especially during the third quarter. At the same time, the decline in interest rates helped boost the Portfolio's total return for the year.

Q. WHAT ARE A FEW OF YOUR FAVORITE BONDS IN THE PORTFOLIO?

A. We own noncallable Shelby County, TN 6.25% bonds maturing in 2007 (2.2% of the Portfolio). They are providing good current income, with no risk of being called. We already have a significant gain in this holding, but if interest rates drop further, we should see continued good price appreciation. Another issue we own is a Charleston (S.C.) 5% bond due in 2022 (2.2%). We bought it at a discount to par, and it has provided a solid rate of return, with more upside potential remaining. Moreover, while an out-of-state issue such as this one is not exempt from Tennessee state income tax, its dividend is exempt from federal taxes in most cases. (We are permitted to own out-of-state bonds comprising up to 35% of the Portfolio. As of December 31, 1997, approximately 31.0% of the Portfolio was invested in bonds issued outside Tennessee.)***

Q. WHAT IS YOUR OUTLOOK FOR THE TENNESSEE MUNI MARKET IN 1998?

A. A lot depends on the infrastructure needs within the state. We saw a significant lack of supply in the Tennessee muni market in 1997, but there are some indications that activity could pick up in the coming year. With interest rates dropping, a number of government agencies will be interested in refunding their debt at lower rates.

---------------
  (1) The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

  * Including the 3.00% sales load, the Portfolio's return was 3.87% for the period.

 ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/or reimbursements not been in effect, the 30-day SEC yield would have been lower.

*** The portfolio composition is subject to change.

--------------------------------------------------------------------------------
            AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
                     PERFORMANCE (AS OF DECEMBER 31, 1997)
--------------------------------------------------------------------------------

                        Investor   Investor    Lehman
     Measurement          Share     Share     Brothers
       Period           (without    (with     Municipal
    (Fiscal Year          sales     sales     1-5 Year
      Covered)           charge)   charge)     Index
86                        10000      9694      10000
87                        10070      9755      10310
88                        10584     10260      10969
89                        11351     10995      11964
90                        12038     11669      12885
91                        13024     12619      14355
92                        13629     13201      15449
93                        14500     14043      16798
94                        14114     13675      16579
95                        15301     14824      18519
96                        15633     15145      19297
97                        16480     15967      20532

                                      AVERAGE ANNUAL
                                       TOTAL RETURN
                                --------------------------
                                WITH SALES   WITHOUT SALES
                                 CHARGE*        CHARGE
        INVESTOR SHARES         ----------   -------------
  1-Year......................     2.22%         5.42%
  5-Year......................     3.24%         3.87%
  10-Year.....................     4.73%         5.05%
  Since Inception
    (2/28/97)**...............     4.34%         4.64%

  *Reflects 3.00% sales charge.

              Sector Profile
Cash and Cash Equivalents          8.3%
Muni Bonds                        91.7%

 The AmeriStar Limited Duration Tennessee Tax Free Portfolio invests primarily in a portfolio of investment-grade Tennessee Municipal Obligations that, under normal market conditions, has a duration of under five years and an effective average portfolio maturity ranging between 3 - 5 years. With an emphasis on quality, the Portfolio seeks to generate current income that is exempt from federal and Tennessee personal income taxes without undue risk to principal.

      Maturity Profile

0-5 years                  40.6%
6-10 years                 49.7%
over 20 years               9.7%

 By design, the Portfolio focuses on achieving an average maturity of 3 to 5 years. By emphasizing overall average maturity, the Portfolio attempts to provide a high current tax-free yield while controlling principal value.

       Quality Profile

A                          17.7%
AA                         31.9%
AAA                        50.4%

 By focusing on more general obligations and school and "essential service" bonds, the Portfolio Manager and the research team provide an additional measure of security to the Portfolio.

A hypothetical $10,000 investment made on December 31, 1986, would have been worth on December 31, 1997, $16,480 without the sales charge and $15,967 after taking the maximum 3% sales charge into account.

The AmeriStar Limited Duration Tennessee Tax Free Portfolio is compared to the Lehman Brothers Municipal 1-5 Year Index, an unmanaged index that is generally representative of municipal bonds with maturities between 1 and 5 years. The index does not reflect the expenses associated with a mutual fund, such as sales charges, expenses for fund operations, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The Portfolios performance reflects the deduction of fees for these value-added services.

**The AmeriStar Limited Duration Tennessee Tax Free Portfolio commenced operations on 2/28/97 through a transfer of assets from certain collective trust fund ("Commingled") accounts advised by First American National Bank, using materially equivalent investment objectives, policies and methodologies as the Portfolio. The quoted performance of the Portfolio includes performance of the Commingled accounts for periods dating back to 12/31/86 and prior to the mutual fund's commencement of operations, as adjusted to reflect the expenses associated with the mutual funds. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been so registered, the Commingled accounts' performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital gains distributions.

Total return figures include changes in share price, reinvestment of dividends and capital gains distributions, if any. The service contractors are currently waiving a portion of their fees; without such waivers, the 30-day SEC yield would have been 3.67%. This voluntary waiver may be terminated or modified at any time, which would reduce the Portfolio's performance. Past performance is not a prediction of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Some investors may be subject to the federal alternative minimum tax and to certain state and local taxes.

                        SHARON BROWN
                        Portfolio Manager
                        Limited Duration
                        Tennessee Tax Free
[Brown Photo]           Portfolio

===============================================================
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with current income exempt from federal and Tennessee State income taxes without assuming undue risk.(1) The Portfolio invests primarily in investment-grade Tennessee Municipal Obligations that generally have a duration of under five years, producing an effective average portfolio maturity ranging between three and five years.
---------------------------------------------------------------
Q. HOW DID THE PORTFOLIO PERFORM DURING 1997?

A. For the 12 months ended December 31, 1997, the Portfolio produced a total return of 5.42% (at Net Asset Value).* In comparison, the Portfolio's unmanaged benchmark, the Lehman Brothers Municipal 1-5 Year Index, produced a total return of 6.38%. The index is a broad performance measure of municipal bonds with short-term maturities. Total return equals yield, plus or minus the change in the Portfolio's net asset value (NAV) during the period.

It is also important to recognize income yield to shareholders. As of December 31, 1997, the Portfolio's 30-day SEC yield was 3.78% (at Net Asset Value).** For investors in the 36% federal income tax bracket, that is equivalent to a taxable yield of 5.91%.** The yield percentage is annualized.

We achieved our objectives while maintaining an average credit quality of Aa2 (as rated by Moody's) and AA+ (Standard & Poor's). As of December 31, 1997, the average maturity of the Portfolio was 4.6 years.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. The strong economy resulted in narrow yield spreads between highly rated and lower rated bonds, which meant that there was little incentive to buy lower tier issues. In addition, the general decline in interest rates helped boost the Portfolio's total return for the year (bond prices go up when interest rates fall).

We saw perhaps a little more activity and stronger overall performance in this Portfolio than in our longer term Tennessee Tax Exempt Bond Portfolio. Because the yield curve flattened, and shorter maturities yielded nearly as much as longer ones, many investors were content to buy into the short end of market. Consequently, there was more demand for the type of securities we held, and the value of those securities rose.

Q. WHAT ARE A FEW OF YOUR FAVORITE BONDS IN THE PORTFOLIO?

A. Last year, we followed a "barbell" approach: buying bonds that were both longer and shorter than the Portfolio's average weighted maturity of 4.6 years. We pursued short-term bonds with high coupons, to enhance the Portfolio's yield, and sought capital appreciation through the purchase of longer term securities.

Among the attractive issues in our Portfolio are Tennessee state 6.50% bonds maturing in 2003 (4.5% of the Portfolio), an issue that provides high current yield, on the long end of the yield parameters for this Portfolio. As rates have come down, this issue has appreciated in value.

Q. WHAT IS YOUR OUTLOOK FOR 1998?

A. We see two factors that could cause continued volatility in the muni bond market. First, we've witnessed in recent months a great deal of trading from "crossover" buyers, such as insurance companies and funds serving individual investors in the highest tax brackets. With these parties moving back and forth between the taxable and tax-free bond markets, a lot of volatility has ensued. That activity could continue well into 1998. Also, there is the outgrowth that comes when some of the money that might be earmarked for muni bonds instead finds its way into the stock market. The driving force behind this shift is current demographics: baby boomers investing in stocks to help fund their retirement. Until equities prove that they really are overvalued, we think we are going to see this type of investment climate prevail, and under these circumstances, the muni market can become volatile.

With this in mind, we will take every possible measure to limit volatility as much as possible and provide stability--along with tax-exempt, current income. With a relatively short-term bond Portfolio such as ours, volatility is somewhat dampened naturally.

---------------
  (1) The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

  * Including the 3.00% sales load, the Portfolio's return was 2.22% for the period.

 ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/or reimbursements not been in effect, the 30-day SEC yield would have been lower.

*** The portfolio composition is subject to change.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                    S&P/MOODY'S                                          AMORTIZED
                                                      RATINGS                MATURITY     PRINCIPAL        COST
                                                    (UNAUDITED)     RATE       DATE        AMOUNT        (NOTE 2)
                                                    -----------   --------   --------   -------------   -----------
BANK NOTES -- 10.9%
  AMEX Centurian..................................  A1/P1           6.05%*    1/12/98   $   3,000,000   $ 3,002,230
  First USA Bank..................................  A1+/P1          6.01*     1/21/98       3,000,000     3,000,919
  Northern Trust Bank.............................  A1+/P1          5.75       3/4/98       3,000,000     2,999,511
                                                                                                        -----------
Total Bank Notes (Cost $9,002,660)................                                                        9,002,660
                                                                                                        -----------
CERTIFICATES OF DEPOSIT -- 14.5%
DOMESTIC -- 8.4%
  CS First Boston.................................  A1/P1           6.04*      1/6/98       4,000,000     4,000,000
  Regions Bank....................................  A1+/P1          5.69       1/5/98       3,000,000     3,000,005
                                                                                                        -----------
                                                                                                          7,000,005
                                                                                                        -----------
YANKEE -- 6.1%
  Canadian Imperial Bank, New York Branch.........  A1+/P1          5.84      2/27/98       3,000,000     3,001,083
  Swiss Bank, New York Branch.....................  A1+/P1          5.98      3/19/98       2,000,000     1,999,585
                                                                                                        -----------
                                                                                                          5,000,668
                                                                                                        -----------
Total Certificates of Deposit (Cost
  $12,000,673)....................................                                                       12,000,673
                                                                                                        -----------
COMMERCIAL PAPER -- 29.0%
DOMESTIC -- 25.4%
  Ameritech Capital Corp..........................  A1+/P1          5.85      1/29/98       3,000,000     2,986,350
  Block Finance...................................  A1/P1           6.02      1/22/98       3,000,000     2,989,465
  Chrysler Financial Corp.........................  A1/P2           5.80      1/16/98       3,000,000     2,992,751
  Compagnie Bancaire USA Finance..................  A1/P1           5.84      2/24/98       3,000,000     2,974,035
  Lehman Brothers Holdings Corp...................  A1/P2           5.98      1/21/98       3,000,000     2,990,033
  Sanwa Business Credit...........................  A2/P1           6.75      1/21/98       3,000,000     2,988,750
  Toyota Motor Credit Corp........................  A1+/P1          5.77      2/18/98       3,000,000     2,976,920
                                                                                                        -----------
                                                                                                         20,898,304
                                                                                                        -----------
PRIVATE PLACEMENT -- 3.6%
  Barton Capital Corp. (b)........................  A1+/P1          5.91      1/27/98       3,000,000     2,987,195
                                                                                                        -----------
Total Commercial Paper (Cost $23,885,499).........                                                       23,885,499
                                                                                                        -----------
CORPORATE OBLIGATIONS -- 20.6%
  CSFP Capital/Sparcs Trust, Series 97-A, (c).....  NR/P1           6.09       1/9/98       3,000,000     3,000,000
  CTN Trust, Series 1, Medium Term Note (c).......  A1/P1           6.32*      1/2/98       4,000,000     4,009,286
  Dean Witter, Medium Term Note...................  A1/P1           6.04*     1/21/98       3,000,000     3,000,341
  Merrill Lynch & Co, Medium Term Note............  A1+/P1          6.03*      1/6/98       4,000,000     4,000,000
  U.S. Leasing Capital Corp., Medium Term Note....  A1/P1           5.86*      1/6/98       3,000,000     3,000,971
                                                                                                        -----------
Total Corporate Obligations (Cost $17,010,598)....                                                       17,010,598
                                                                                                        -----------

                                                    S&P/MOODY'S                                          AMORTIZED
                                                      RATINGS                MATURITY     PRINCIPAL        COST
                                                    (UNAUDITED)     RATE       DATE     AMOUNT/SHARES    (NOTE 2)
                                                    -----------   --------   --------   -------------   -----------
TIME DEPOSITS -- 3.6%
  Banque Paribas TD -- Grand Cayman Branch (b)....  A1/P1           5.63%      2/5/98   $   3,000,000   $ 3,000,000
                                                                                                        -----------
Total Time Deposits (Cost $3,000,000).............                                                        3,000,000
                                                                                                        -----------
REGULATED INVESTMENT COMPANIES -- 0.0%
  Dreyfus Cash Management Fund....................                                                  1             1
  Provident National Fund.........................                                                  1             1
                                                                                                        -----------
Total Regulated Investment Companies (Cost $2)....                                                                2
                                                                                                        -----------
REPURCHASE AGREEMENTS -- 21.2%
  Goldman Sachs, dated 1/2/98, with a maturity
     value of $17,504,391, (Collateralized by
     $18,500,00 Commercial Paper, 4/6/98, fair
     value -- $18,137,255)........................                  6.65       1/2/98      17,497,926    17,497,926
                                                                                                        -----------
Total Repurchase Agreements (Cost $17,497,926)....                                                       17,497,926
                                                                                                        -----------
TOTAL (AMORTIZED COST $82,397,358) (A) 99.8%......                                                      $82,397,358
                                                                                                        ===========

---------------
Percentages indicated are based on net assets of $82,550,347.
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Illiquid
(c) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Directors.
* Variable rate security. Rate represents rate in effect at December 31, 1997. Maturity date reflects the next rate change date.
NR -- Not Rated

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $64,899,432
  Repurchase agreements, at amortized cost..................   17,497,926
  Interest receivable.......................................      512,761
  Receivable for capital shares issued......................        8,590
  Deferred organization costs...............................       16,788
  Prepaid expenses and other assets.........................        7,299
                                                              -----------
Total assets................................................   82,942,796
                                                              -----------
LIABILITIES
  Distributions payable.....................................      333,009
  Payable for capital shares redeemed.......................          629
  Accrued expenses:
     Advisory fees..........................................        6,611
     Sub-advisory fees......................................        9,917
     Administration fees....................................        6,611
     Shareholder service fees--Investor Shares..............       10,053
     Accounting fees........................................        4,462
     Custodian fees.........................................        6,132
     Audit fees.............................................        7,286
     Other..................................................        7,739
                                                              -----------
Total liabilities...........................................      392,449
                                                              -----------
NET ASSETS
     Investor Shares........................................   56,161,196
     Trust Shares...........................................   26,389,151
                                                              -----------
Total Net Assets............................................  $82,550,347
                                                              ===========
Shares Outstanding ($0.001 par value, 1 billion shares
  authorized)
     Investor Shares........................................   56,162,574
     Trust Shares...........................................   26,389,571
                                                              -----------
                                                               82,552,145
                                                              ===========
Net Asset Value, Offering Price and Redemption Price per
  Share
     Investor Shares........................................        $1.00
                                                                    -----
     Trust Shares...........................................        $1.00
                                                                    -----
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par.....................  $    82,552
  Additional paid-in capital................................   82,466,030
  Undistributed net investment income.......................        3,563
  Accumulated net realized losses on investment
     transactions...........................................       (1,798)
                                                              -----------
Net Assets, December 31, 1997...............................  $82,550,347
                                                              ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................             $4,549,373
Expenses
  Advisory fees.............................................  $ 80,064
  Sub-advisory fees.........................................   120,097
  Administration fees.......................................    80,064
  Shareholder service fees--Investor Shares.................    93,044
  Custodian fees............................................    34,049
  Accounting fees...........................................    60,127
  Transfer agent fees and expenses..........................    52,685
  Legal fees................................................     4,650
  Audit fees................................................    18,029
  Reports to shareholders...................................    17,006
  Amortization of organization expenses.....................    12,410
  Directors' fees...........................................     7,642
  Insurance expense.........................................     6,005
  Registration fees.........................................     5,606
  Other expenses............................................     1,448
                                                              --------
Total expenses..............................................                592,926
                                                                         ----------
Net Investment Income.......................................              3,956,447
                                                                         ----------
REALIZED GAINS (LOSSES) ON INVESTMENT TRANSACTIONS
  Net realized gains (losses) on investment transactions....                   (760)
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $3,955,687
                                                                         ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED           YEAR ENDED
                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $   3,956,447        $   3,612,781
  Net realized gains (losses) on investment transactions....             (760)                (149)
                                                                -------------        -------------
  Net increase in net assets resulting from operations......        3,955,687            3,612,632
                                                                -------------        -------------
Distributions to Investor Class:
  From net investment income................................       (1,794,260)          (2,446,618)
Distributions to Trust Class:
  From net investment income................................       (2,162,187)          (1,166,163)(a)
                                                                -------------        -------------
Total distributions to shareholders.........................       (3,956,447)          (3,612,781)
                                                                -------------        -------------
Capital Share Transactions (at $1.00 per share)
  Proceeds from shares issued...............................      347,193,012          381,614,137
  Dividends reinvested......................................          357,817               26,543
  Cost of shares redeemed...................................     (335,936,165)        (374,623,264)
                                                                -------------        -------------
  Net increase in net assets from capital share
     transactions...........................................       11,614,664            7,017,416
                                                                -------------        -------------
Total increase (decrease) in Net Assets.....................       11,613,904            7,017,267
NET ASSETS
  Beginning of period.......................................       70,936,443           63,919,176
                                                                -------------        -------------
  End of period.............................................    $  82,550,347        $  70,936,443
                                                                =============        =============
SHARE TRANSACTIONS:
  Issued....................................................      347,193,012          381,614,137
  Reinvested................................................          357,817               26,543
  Redeemed..................................................     (335,936,165)        (374,623,264)
                                                                -------------        -------------
  Change in shares..........................................       11,614,664            7,017,416
                                                                =============        =============

---------------
(a) For the period from July 1, 1996 (commencement of operations of Trust Shares) through December 31, 1996.

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                                 AMORTIZED
                                                                     MATURITY     PRINCIPAL         COST
                                                           RATE        DATE        AMOUNT         (NOTE 2)
                                                           ----      --------    -----------    ------------
U.S. TREASURY BILLS -- 5.2%
  U.S. Treasury Bill.....................................  5.15%*     3/12/98    $10,000,000    $  9,900,931
                                                                                                ------------
Total U.S. Treasury Bills (Cost $9,900,931)..............                                          9,900,931
                                                                                                ------------
U.S. TREASURY NOTES -- 23.6%
  U.S. Treasury Note.....................................  5.63       1/31/98     10,000,000      10,000,649
  U.S. Treasury Note.....................................  5.13       2/28/98      5,000,000       4,996,353
  U.S. Treasury Note.....................................  5.88       4/30/98      5,000,000       5,006,368
  U.S. Treasury Note.....................................  6.13       5/15/98      5,000,000       5,010,007
  U.S. Treasury Note.....................................  6.00       5/31/98      5,000,000       5,010,678
  U.S. Treasury Note.....................................  5.13       6/30/98      5,000,000       4,991,786
  U.S. Treasury Note.....................................  6.25       7/31/98      5,000,000       5,019,521
  U.S. Treasury Note.....................................  5.88       8/15/98      5,000,000       5,006,564
                                                                                                ------------
Total U.S. Treasury Notes (Cost $45,041,926).............                                         45,041,926
                                                                                                ------------
U.S. TREASURY STRIPS -- 18.1%
  U.S. Treasury Strip....................................  5.67*      2/15/98     15,000,000      14,902,391
  U.S. Treasury Strip....................................  5.67*      2/15/98     10,000,000       9,934,010
  U.S. Treasury Strip....................................  5.48*      5/15/98      5,000,000       4,901,439
  U.S. Treasury Strip....................................  5.61*      8/15/98      5,000,000       4,828,468
                                                                                                ------------
Total U.S. Treasury Strips (Cost $34,566,308)............                                         34,566,308
                                                                                                ------------
REPURCHASE AGREEMENTS -- 53.2%
  Goldman Sachs, dated 1/2/98, with a maturity value of
     $46,438,003, (Collateralized by $46,035,000 U.S.
     Treasury Bonds, 6.13%, 11/15/27, fair
     value -- $47,352,483)...............................  5.75        1/2/98     46,423,173      46,423,173
  Merrill Lynch, dated 1/5/98, with a maturity value of
     $9,007,375, (Collateralized by $8,945,000 U.S.
     Treasury Notes, 5.88%, 1/31/99, fair
     value -- $9,180,307)................................  5.90        1/5/98      9,000,000       9,000,000
  Prudential, dated 1/5/98, with a maturity value of
     $46,461,859, (Collateralized by $58,538,263
     Government National Mortgage Assoc., 7.00%-8.50%,
     1/1/00-11/15/27, fair value -- $47,351,637).........  6.00        1/5/98     46,423,172      46,423,172
                                                                                                ------------
Total Repurchase Agreements (Cost $101,846,345)..........                                        101,846,345
                                                                                                ------------
TOTAL (AMORTIZED COST $191,355,510) (A) -- 100.1%........                                       $191,355,510
                                                                                                ============

------------------
Percentages indicated are based on net assets of $191,239,762.

(a) Cost for federal income tax and financial reporting purposes are the same.

* Yield effective at issue.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $ 89,509,165
  Repurchase agreements, at amortized cost..................   101,846,345
  Interest receivable.......................................       698,003
  Receivable for capital shares issued......................         3,478
  Deferred organization costs...............................        17,904
  Prepaid expenses and other assets.........................        53,710
                                                              ------------
Total assets................................................   192,128,605
                                                              ------------

LIABILITIES
  Distributions payable.....................................       769,813
  Payable for capital shares redeemed.......................           169
  Accrued expenses:
     Advisory fees..........................................        39,027
     Administration fees....................................        15,610
     Shareholder service fees--Investor Shares..............        16,369
     Accounting fees........................................         8,886
     Custodian fees.........................................        10,502
     Audit fees.............................................         9,635
     Other..................................................        18,832
                                                              ------------
Total liabilities...........................................       888,843
                                                              ------------

NET ASSETS
  Investor Shares...........................................  $ 77,065,086
  Trust Shares..............................................   114,174,676
                                                              ------------
                                                              $191,239,762
                                                              ============

Shares Outstanding ($0.001 par value, 1 billion shares
  authorized)
  Investor Shares...........................................    77,065,086
  Trust Shares..............................................   114,174,676
                                                              ------------
                                                               191,239,762
                                                              ------------

Net Asset Value, Offering Price and Redemption Price per
  Share
  Investor Shares...........................................         $1.00
                                                                     -----
  Trust Shares..............................................         $1.00
                                                                     -----

COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par.....................  $    191,240
  Additional paid-in capital................................   191,044,983
  Undistributed net investment income.......................         3,539
                                                              ------------
Net Assets, December 31, 1997...............................  $191,239,762
                                                              ============

---------------

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................             $10,306,993
Expenses
  Advisory fees.............................................  $474,129
  Administration fees.......................................   189,650
  Shareholder service fees--Investor Shares.................   201,894
  Custodian fees............................................    44,524
  Accounting fees...........................................    73,102
  Transfer agent fees and expenses..........................    44,043
  Legal fees................................................    16,272
  Audit fees................................................    20,066
  Reports to shareholders...................................    44,472
  Amortization of organization expenses.....................    12,410
  Directors' fees...........................................     4,535
  Insurance expense.........................................     5,583
  Registration fees.........................................    18,608
                                                              --------
     Total expenses.........................................               1,149,288
                                                                         -----------
Net Investment Income.......................................               9,157,705
                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $ 9,157,705
                                                                         ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  YEAR ENDED           YEAR ENDED
                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $   9,157,705        $   8,714,947
                                                                -------------        -------------
Distributions to Investor Class
  From net investment income................................       (3,780,942)          (5,988,175)
Distributions to Trust Class
  From net investment income................................       (5,376,763)          (2,726,772)(a)
                                                                -------------        -------------
Total distributions to shareholders.........................       (9,157,705)          (8,714,947)
                                                                -------------        -------------
Capital Share Transactions (at $1.00 per share)
  Proceeds from shares issued...............................      469,670,555          460,104,988
  Dividends reinvested......................................          107,555               56,500
  Cost of shares redeemed...................................     (466,544,751)        (440,585,214)
                                                                -------------        -------------
  Net increase (decrease) in net assets from capital share
     transactions...........................................        3,233,359           19,576,274
                                                                -------------        -------------
Total Increase (Decrease) in Net Assets.....................        3,233,359           19,576,274
NET ASSETS
  Beginning of period.......................................      188,006,403          168,430,129
                                                                -------------        -------------
  End of period.............................................    $ 191,239,762        $ 188,006,403
                                                                =============        =============
SHARE TRANSACTIONS:
  Issued....................................................      469,670,545          460,104,988
  Reinvested................................................          107,555               56,500
  Redeemed..................................................     (466,544,741)        (440,585,214)
                                                                -------------        -------------
  Change in shares..........................................        3,233,359           19,576,274
                                                                =============        =============

---------------
(a) For the period from July 1, 1996 (commencement of operations of Trust Shares) through December 31, 1996.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                               ------       --------
COMMON STOCKS -- 94.9%
AIR TRANSPORTATION -- 2.9%
  Southwest Airlines Co.....................................    169,950   $  4,185,019
                                                                          ------------
BANKING -- 10.1%
  Banc One Corp.............................................     65,000      3,530,313
  First Union Corp..........................................     42,000      2,152,500
  Norwest Corp..............................................    117,080      4,522,214
  Wachovia Corp.............................................     52,000      4,218,500
                                                                          ------------
                                                                            14,423,527
                                                                          ------------
COMPUTER SOFTWARE -- 6.4%
  Cisco Systems, Inc. (b)...................................     65,825      3,669,744
  Computer Sciences Corp. (b)...............................     33,500      2,797,250
  Microsoft Corp. (b).......................................     21,000      2,714,250
                                                                          ------------
                                                                             9,181,244
                                                                          ------------
CONSUMER -- MISCELLANEOUS SERVICES -- 5.9%
  Cendant Corp..............................................    102,500      3,523,438
  Corrections Corp. of America (b)..........................     36,200      1,341,663
  Service Corp. International...............................     95,500      3,527,530
                                                                          ------------
                                                                             8,392,631
                                                                          ------------
COSMETICS & TOILETRIES -- 2.3%
  Gillette Co...............................................     32,000      3,214,000
                                                                          ------------
DATA PROCESSING -- 2.7%
  Automatic Data Processing, Inc............................     63,500      3,897,313
                                                                          ------------
ELECTRICAL EQUIPMENT -- 3.2%
  General Electric Co.......................................     62,500      4,585,938
                                                                          ------------
ELECTRONIC COMPONENTS -- 1.0%
  Intel Corp................................................     20,000      1,405,000
                                                                          ------------
ENTERTAINMENT -- 2.1%
  Time Warner, Inc..........................................     48,000      2,976,000
                                                                          ------------
FINANCIAL SERVICES -- 3.0%
  Fannie Mae................................................     75,500      4,308,219
                                                                          ------------
FOOD & RELATED -- 2.2%
  Conagra, Inc..............................................     97,400      3,195,938
                                                                          ------------
HEALTH CARE -- DRUGS -- 8.0%
  Bristol Myers Squibb Co...................................     37,500      3,548,438
  Eli Lilly & Co............................................     54,600      3,801,525
  Pfizer, Inc...............................................     54,400      4,056,199
                                                                          ------------
                                                                            11,406,162
                                                                          ------------
HEALTH CARE -- REHABILITATIVE SERVICES -- 2.1%
  HEALTHSOUTH Rehabilitation Corp. (b)......................    105,500      2,927,625
                                                                          ------------
HOUSEHOLD -- GENERAL PRODUCTS -- 3.1%
  Newell Co.................................................    102,500      4,356,250
                                                                          ------------
INSURANCE -- LIFE -- 1.7%
  Hartford Life -- Class A..................................     52,000      2,356,250
                                                                          ------------


                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                               ------       --------
COMMON STOCKS, CONTINUED:
INSURANCE -- PROPERTY & CASUALTY -- 2.6%
  American International Group, Inc.........................     34,500   $  3,751,875
                                                                          ------------
MACHINERY & EQUIPMENT -- 0.6%
  Deere & Co................................................     15,000        874,688
                                                                          ------------
MANUFACTURING -- 2.0%
  Tyco International........................................     64,510      2,906,982
                                                                          ------------
MEDICAL -- HOSPITAL MANAGEMENT SERVICES -- 3.5%
  Health Care & Retirement Corp. (b)........................     77,500      3,119,375
  HealthCare Compare Corp. (b)..............................     37,250      1,904,406
                                                                          ------------
                                                                             5,023,781
                                                                          ------------
MEDICAL EQUIPMENT & SUPPLIES -- 3.6%
  Biomet, Inc...............................................     90,000      2,306,250
  Sybron International Corp. -- Wisconsin (b)...............     60,780      2,852,861
                                                                          ------------
                                                                             5,159,111
                                                                          ------------
OIL & GAS -- 0.9%
  Mitchell Energy & Development, Class B....................     43,300      1,261,113
                                                                          ------------
PETROLEUM -- SERVICES -- 4.3%
  Halliburton Co............................................     59,500      3,090,281
  Schlumberger Ltd..........................................     38,500      3,099,250
                                                                          ------------
                                                                             6,189,531
                                                                          ------------
RETAIL -- 2.7%
  Dayton Hudson Corp........................................     56,000      3,780,000
                                                                          ------------
RETAIL-SPECIALTY STORES -- 14.4%
  Arbor Drugs, Inc..........................................    233,250      4,315,124
  AutoZone, Inc. (b)........................................     67,500      1,957,500
  Barnes & Noble, Inc. (b)..................................    112,000      3,738,000
  Home Depot, Inc...........................................     72,750      4,283,156
  Office Depot, Inc. (b)....................................     92,000      2,202,250
  Walgreen Co...............................................    124,400      3,903,050
                                                                          ------------
                                                                            20,399,080
                                                                          ------------
TELECOMMUNICATIONS -- 2.5%
  Ericsson (LM) Telephone...................................     39,300      1,466,381
  Lucent Technologies Inc...................................     26,500      2,116,688
                                                                          ------------
                                                                             3,583,069
                                                                          ------------
TOOLS -- 1.1%
  Stanley Works.............................................     33,300      1,571,344
                                                                          ------------
Total Common Stocks (Cost $98,072,289)......................               135,311,690
                                                                          ------------
REGULATED INVESTMENT COMPANIES -- 4.2%
  AIM Liquid Assets Money Market Fund.......................      8,095          8,095
  AIM Prime Money Market Fund...............................  2,543,846      2,543,846
  Dreyfus Prime Money Market Fund...........................          1              1
  S & P 500 Depository Receipt..............................     35,000      3,392,813
                                                                          ------------
Total Regulated Investment Companies (Cost $5,982,821)......                 5,944,755
                                                                          ------------

                                                                               MATURITY   PRINCIPAL       VALUE
                                                                      RATE       DATE       AMOUNT       (NOTE 2)
                                                                    --------   --------   ----------   ------------
U.S. TREASURY BILLS -- 1.0%
  U.S. Treasury Bill.............................................     5.12%*     2/5/98   $1,500,000   $  1,492,555
                                                                                                       ------------
TOTAL U.S. TREASURY BILLS (COST $1,492,417)......................                                         1,492,555
                                                                                                       ------------
TOTAL (COST $105,547,527)(A) -- 100.1%...........................                                      $142,749,000
                                                                                                       ============

---------------
Percentages indicated are based on net assets of $142,619,358.

(a) Represents cost for financial reporting purposes and differs from cost basis from income tax purposes by the amount of losses recognized for financial reporting in excess of federal income reporting of approximately $115,791. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.....................................  $37,375,032
            Unrealized depreciation.....................................  $  (289,350)
                                                                          -----------
            Net unrealized appreciation.................................  $37,085,682
                                                                          ===========

(b) Non-income producing security

* Yield at issue

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (Cost $105,547,527)...  $142,749,000
  Interest and dividends receivable.........................       141,877
  Receivable for capital shares sold........................        15,000
  Deferred organization costs...............................         7,413
  Prepaid expenses and other assets.........................        19,481
                                                              ------------
Total assets................................................   142,932,771
                                                              ------------
LIABILITIES
  Distributions payable.....................................       268,135
  Accrued expenses:
     Administration fees....................................        18,083
     Distribution fees -- Investor Shares...................            76
     Accounting fees........................................         3,509
     Custodian fees.........................................         2,531
     Audit fees.............................................         6,824
     Other..................................................        14,255
                                                              ------------
Total liabilities...........................................       313,413
                                                              ------------
NET ASSETS
     Investor Shares........................................       858,264
     Trust Shares...........................................   141,761,094
                                                              ------------
                                                              $142,619,358
                                                              ------------
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
     Investor Shares........................................        67,077
     Trust Shares...........................................    11,172,613
                                                              ------------
                                                                11,239,690
                                                              ============
NET ASSET VALUE
  Investor Shares -- redemption price per share.............        $12.80
                                                                    ------
  Investor Shares -- maximum sales charge...................          4.75%
                                                                    ------
  Investor Shares -- maximum sales charge per share
     (100%/(100% -- maximum sales charge)
     of net asset adjusted to nearest cent).................        $13.44
                                                                    ======
Trust Shares -- offering and redemption price per share.....        $12.69
                                                                    ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     11,240
  Additional paid-in capital................................   105,273,051
  Undistributed (distributions in excess of) net investment
     income.................................................        (2,107)
  Net unrealized appreciation from investments..............    37,201,473*
  Accumulated net realized gains on investment
     transactions...........................................       135,701
                                                              ------------
Net Assets, December 31, 1997...............................  $142,619,358
                                                              ============

---------------
* Represents sum of current periods unrealized appreciation plus common trust fund appreciation. See Note 7.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $   114,616
Dividends...................................................                 1,527,699
                                                                           -----------
Total Investment Income.....................................                 1,642,315

Expenses
  Advisory fees.............................................  $  783,646
  Administration fees.......................................     180,842
  Distribution fees -- Investor Shares......................     214,963
  Custodian fees............................................      19,058
  Accounting fees...........................................      57,524
  Transfer agent fees and expenses..........................      19,567
  Legal fees................................................      10,550
  Audit fees................................................      19,734
  Reports to shareholders...................................      34,253
  Amortization of organization expenses.....................       3,039
  Directors' fees...........................................       6,555
  Insurance expense.........................................       4,527
  Registration fees.........................................       1,869
  Other expenses............................................         665
                                                              ----------
     Total expenses before fee waivers......................   1,356,792
     Less: Fee waivers......................................    (356,352)
                                                              ----------
     Total expenses.........................................                 1,000,440
                                                                           -----------
Net Investment Income.......................................                   641,875
                                                                           -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                19,491,761
  Net change in unrealized appreciation (depreciation) on
     investments............................................                11,188,742
                                                                           -----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                30,680,503
                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $31,322,378
                                                                           ===========

---------------

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED            PERIOD ENDED
                                                              DECEMBER 31, 1997    DECEMBER 31, 1996 (A)
                                                              -----------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $    641,875            $    (5,801)
  Net realized gains (losses) on investment transactions....      19,491,761               (182,054)
  Net change in unrealized appreciation (depreciation) on
     investments............................................      11,188,742              5,843,782
                                                                ------------            -----------
  Net increase in net assets resulting from operations......      31,322,378              5,655,927
                                                                ------------            -----------
Distributions to Investor Class
  From net investment income................................        (374,481)                    --
  From net realized gains...................................        (121,087)                    --
Distributions to Trust Class (b)
  From net investment income................................        (266,590)                    --
  From net realized gains...................................     (19,052,919)                    --
                                                                ------------            -----------
Total distributions to shareholders.........................     (19,815,077)                    --
                                                                ------------            -----------
Capital Share Transactions
  Proceeds from shares issued...............................     248,661,873             47,441,776
  Dividends reinvested......................................      19,301,059                     --
  Cost of shares redeemed...................................    (185,858,842)            (4,089,736)
                                                                ------------            -----------
  Net increase in net assets from capital share
     transactions...........................................      82,104,090             43,352,040
                                                                ------------            -----------
Total increase (decrease) in Net Assets.....................      93,611,391             49,007,967
NET ASSETS
  Beginning of period.......................................      49,007,967                     --
                                                                ------------            -----------
  End of period.............................................    $142,619,358            $49,007,967
                                                                ============            ===========

SHARE TRANSACTIONS
  Issued....................................................      17,028,511              4,712,999
  Reinvested................................................       1,524,272                     --
  Redeemed..................................................     (11,641,375)              (384,717)
                                                                ------------            -----------
  Change in shares..........................................       6,911,408              4,328,282
                                                                ============            ===========

---------------
(a) For the period from April 1, 1996 (commencement of operations) through December 31, 1996.
(b) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                               ------       --------
COMMON STOCKS -- 93.0%
BANKING -- 9.4%
  Crestar Financial Corp....................................     12,000   $    684,000
  First Tennessee National Corp.............................     13,000        867,750
  Mellon Bank Corp..........................................     31,000      1,879,374
  NationsBank Corp..........................................     21,000      1,277,063
  Wells Fargo & Co..........................................      5,000      1,697,187
                                                                          ------------
                                                                             6,405,374
                                                                          ------------
BEVERAGES -- 2.7%
  PepsiCo,Inc...............................................     50,000      1,821,875
                                                                          ------------
BUSINESS EQUIPMENT & SERVICES -- 2.6%
  Xerox Corp................................................     24,000      1,771,500
                                                                          ------------
CHEMICALS-SPECIALTY -- 1.1%
  Witco Corp................................................     19,000        775,438
                                                                          ------------
COSMETICS & TOILETRIES -- 1.1%
  Colgate Palmolive Co......................................     10,000        735,000
                                                                          ------------
DATA PROCESSING -- 4.2%
  Automatic Data Processing, Inc............................     31,400      1,927,175
  First Data Corp...........................................     32,176        941,148
                                                                          ------------
                                                                             2,868,323
                                                                          ------------
ELECTRICAL EQUIPMENT -- 3.8%
  Emerson Electric..........................................     46,000      2,596,125
                                                                          ------------
FINANCIAL SERVICES -- 4.3%
  American Express Co.......................................     13,000      1,160,250
  Fannie Mae................................................     31,000      1,768,938
                                                                          ------------
                                                                             2,929,188
                                                                          ------------
FOOD & RELATED -- 3.5%
  Conagra, Inc..............................................     29,000        951,563
  H.J. Heinz Co.............................................     28,000      1,422,750
                                                                          ------------
                                                                             2,374,313
                                                                          ------------
HEALTH CARE -- DRUGS -- 8.7%
  Abbott Labs...............................................     28,000      1,835,750
  Bristol Myers Squibb Co...................................     24,000      2,270,999
  Glaxo Wellcome PLC--ADR...................................     38,000      1,819,250
                                                                          ------------
                                                                             5,925,999
                                                                          ------------
HOUSEHOLD -- GENERAL PRODUCTS -- 2.5%
  Newell Co.................................................     41,000      1,742,500
                                                                          ------------
INSURANCE -- 2.1%
  Allstate Corp.............................................     16,000      1,454,000
                                                                          ------------
INSURANCE -- LIFE -- 1.1%
  Jefferson Pilot Corp......................................     10,000        778,750
                                                                          ------------

                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                               ------       --------
COMMON STOCKS, CONTINUED:
MANUFACTURING -- 5.4%
  Fortune Brands Inc........................................     48,000   $  1,779,000
  Johnson Controls, Inc.....................................     40,000      1,910,000
                                                                          ------------
                                                                             3,689,000
                                                                          ------------
MEDICAL EQUIPMENT & SUPPLIES -- 1.3%
  Baxter International, Inc.................................     17,000        857,438
                                                                          ------------
OIL & GAS -- 4.3%
  Exxon Corp................................................     10,000        611,875
  Mobil Corp................................................      8,000        577,500
  Royal Dutch Petroleum.....................................     13,000        704,438
  Texaco, Inc...............................................     19,000      1,033,125
                                                                          ------------
                                                                             2,926,938
                                                                          ------------
PETROLEUM -- SERVICES -- 2.2%
  Dresser Industries, Inc...................................     36,000      1,509,750
                                                                          ------------
PUBLISHING -- 2.7%
  Gannett Co., Inc..........................................     18,000      1,112,625
  McGraw Hill, Inc..........................................     10,000        740,000
                                                                          ------------
                                                                             1,852,625
                                                                          ------------
REAL ESTATE INVESTMENT TRUST -- 5.8%
  Crescent Real Estate......................................     28,000      1,102,499
  Equity Office Properties..................................     20,500        647,031
  Equity Residential Property...............................     25,000      1,264,062
  Hospitality Properties Trust..............................     29,500        969,813
                                                                          ------------
                                                                             3,983,405
                                                                          ------------
RETAIL -- 3.2%
  J.C. Penney, Inc..........................................     18,000      1,085,625
  Wal Mart Stores, Inc......................................     28,000      1,104,250
                                                                          ------------
                                                                             2,189,875
                                                                          ------------
TOBACCO -- 1.5%
  Philip Morris Cos., Inc...................................     23,000      1,042,188
                                                                          ------------
UTILITIES -- 4.3%
  DPL, Inc..................................................     48,000      1,380,000
  Scana Corp................................................     27,200        814,300
  Teco Energy, Inc..........................................     25,600        720,000
                                                                          ------------
                                                                             2,914,300
                                                                          ------------
UTILITIES-ELECTRIC -- 5.4%
  Carolina Power & Light Co.................................     10,000        424,375
  Duke Energy Corp..........................................     42,000      2,325,750
  NIPSCO Industries, Inc....................................     18,400        909,650
                                                                          ------------
                                                                             3,659,775
                                                                          ------------
UTILITIES-GAS & PIPELINE -- 2.9%
  Consolidated Natural Gas Co...............................     33,000      1,996,500
                                                                          ------------
UTILITIES-TELEPHONE -- 3.4%
  Bellsouth Corp............................................     12,000        675,750
  GTE Corp..................................................     23,000      1,201,750
  SBC Communications, Inc...................................      6,000        439,500
                                                                          ------------
                                                                             2,317,000
                                                                          ------------


                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                               ------       --------
COMMON STOCKS, CONTINUED:
WHOLESALE -- 3.5%
  Sysco Corp................................................     53,000   $  2,414,813
                                                                          ------------
Total Common Stocks (Cost $51,154,621)......................                63,531,992
                                                                          ------------
PREFERRED STOCKS -- 1.3%
COMPUTER SOFTWARE -- 1.3%
  Microsoft Corp., Series A.................................     10,000        898,750
                                                                          ------------
Total Preferred Stocks (Cost $820,260)......................                   898,750
                                                                          ------------
REGULATED INVESTMENT COMPANIES -- 4.7%
  AIM Liquid Assets Money Market Fund.......................    266,191        266,191
  AIM Prime Money Market Fund...............................  1,602,060      1,602,060
  S & P 500 Depository Receipt..............................     14,000      1,357,125
                                                                          ------------
Total Regulated Investment Companies (Cost $3,246,787)......                 3,225,376
                                                                          ------------

                                                                                MATURITY   PRINCIPAL
                                                                       RATE       DATE       AMOUNT
                                                                     --------   --------   ----------
U.S. TREASURY BILLS -- 3.2%
  U.S. Treasury Bill..............................................     5.20%*    5/28/98   $  750,000   $   734,055
  U.S. Treasury Bill..............................................     5.26*     7/23/98    1,000,000       970,590
  U.S. Treasury Bill..............................................     5.28*     8/20/98      500,000       483,260
                                                                                                        -----------
TOTAL U.S. TREASURY BILLS (COST $2,187,712).......................                                        2,187,905
                                                                                                        -----------
TOTAL (Cost $57,409,380) (a) 102.2%...............................                                      $69,844,023
                                                                                                        ===========

---------------
Percentages indicated are based on net assets of $68,337,680.
(a) Represents cost for financial reporting purposes and differs from cost basis from income tax purposes by the amount of losses recognized for financial reporting in excess of federal income reporting of approximately $4,137. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.............................  $12,979,014
        Unrealized depreciation.............................  $  (548,508)
                                                              -----------
Net unrealized appreciation.................................  $12,430,506
                                                              ===========

  * Yield at issue
PLC = Public Limited Company
ADR = American Depository Receipt

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $57,409,380)....  $69,844,023
  Interest receivable.......................................      144,817
  Receivable for investment securities sold.................      312,927
  Deferred organization costs...............................        4,384
  Prepaid expenses and other assets.........................        8,932
                                                              -----------
Total assets................................................   70,315,083
                                                              -----------
LIABILITIES
  Distributions payable.....................................      134,352
  Payable for investment securities purchased...............    1,805,186
  Accrued expenses:
     Administration fees....................................        8,499
     Accounting fees........................................        2,353
     Custodian fees.........................................        5,234
     Legal fees.............................................        2,859
     Audit fees.............................................        9,064
     Other..................................................        9,856
                                                              -----------
Total liabilities...........................................    1,977,403
                                                              -----------
NET ASSETS
     Investor Shares........................................      388,420
     Trust Shares...........................................   67,949,260
                                                              -----------
                                                              $68,337,680
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
     Investor Shares........................................       37,473
     Trust Shares...........................................    6,554,392
                                                              -----------
                                                                6,591,865
                                                              ===========
NET ASSET VALUE
  Investor Shares -- redemption price per share.............       $10.37
                                                                   ------
  Investor Shares -- maximum sales charge...................         4.75%
                                                                   ------
  Investor Shares -- maximum sales charge per share
     (100%/(100% -- maximum sales charge)
     of net asset adjusted to nearest cent).................       $10.89
                                                                   ======
  Trust Shares -- offering and redemption price per share...       $10.37
                                                                   ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     6,592
  Additional paid-in capital................................   53,498,948
  Undistributed (distributions in excess of) net investment
     income.................................................       (2,069)
  Net unrealized appreciation from investments..............   12,434,643*
  Accumulated net realized gains on investment
     transactions...........................................    2,399,566
                                                              -----------
Net Assets, December 31, 1997...............................  $68,337,680
                                                              ===========

---------------
* Represents sum of current periods unrealized appreciation plus common trust fund appreciation. See Note 7.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997 (a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $   177,991
Dividends...................................................                 1,384,374
                                                                           -----------
Total Investment Income.....................................                 1,562,365

Expenses
  Advisory fees.............................................  $ 332,185
  Administration fees.......................................     76,658
  Distribution fees -- Investor Shares......................     88,282
  Custodian fees............................................     20,549
  Accounting fees...........................................     42,513
  Transfer agent fees and expenses..........................     19,243
  Legal fees................................................     14,631
  Audit fees................................................     15,523
  Reports to shareholders...................................     13,494
  Amortization of organization expenses.....................      3,648
  Directors' fees...........................................      2,128
  Insurance expense.........................................      1,800
  Registration fees.........................................      4,022
  Other expenses............................................         11
                                                              ---------
     Total expenses before fee waivers......................    634,687
     Less: Fee waivers......................................   (153,843)
                                                              ---------
  Total expenses............................................                   480,844
                                                                           -----------
Net Investment Income.......................................                 1,081,521
                                                                           -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                12,492,214
  Net change in unrealized appreciation (depreciation) on
     investments............................................                   132,903
                                                                           -----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                12,625,117
                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $13,706,638
                                                                           ===========

---------------
(a) For the period from February 28, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  PERIOD ENDED
                                                              DECEMBER 31, 1997 (a)
                                                              ---------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................      $  1,081,521
  Net realized gains (losses) on investment transactions....        12,492,214
  Net change in unrealized appreciation (depreciation) on
     investments............................................           132,903
                                                                  ------------
  Net increase in net assets resulting from operations......        13,706,638
                                                                  ------------
Distributions to Investor Class
  From net investment income................................          (723,804)
  From net realized gains...................................           (45,604)
Distributions to Trust Class (b)
  From net investment income................................          (361,492)
  From net realized gains...................................       (10,045,338)
                                                                  ------------
Total distributions to shareholders.........................       (11,176,238)
                                                                  ------------
Capital Share Transactions
  Proceeds from shares issued...............................       137,340,554
  Dividends reinvested......................................        10,088,221
  Cost of shares redeemed...................................       (81,621,495)
                                                                  ------------
  Net increase in net assets from capital share
     transactions...........................................        65,807,280
                                                                  ------------
Total increase (decrease) in Net Assets.....................        68,337,680
NET ASSETS
  Beginning of period.......................................                --
                                                                  ------------
  End of period.............................................      $ 68,337,680
                                                                  ============
SHARE TRANSACTIONS
  Issued....................................................        11,546,178
  Reinvested................................................           988,858
  Redeemed..................................................        (5,943,171)
                                                                  ------------
  Change in shares..........................................         6,591,865
                                                                  ============

---------------
(a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

(b) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                     S&P/MOODY'S
                                                       RATINGS                MATURITY     PRINCIPAL        VALUE
                                                     (UNAUDITED)     RATE       DATE        AMOUNT        (NOTE 2)
                                                     -----------   --------   --------   -------------   -----------
CORPORATE BONDS -- 73.5%
BANKING -- 11.9%
  ABN AMRO Bank....................................  A/Aa3           6.63%    10/31/01   $   1,550,000   $ 1,567,438
  First Union Corp., Putable on 2/15/06 @ 100......  A/A1            6.18      2/15/36       1,500,000     1,488,750
  NationsBank Corp.................................  A/A1            7.75      8/15/15         925,000     1,018,656
  SunTrust Banks...................................  A/A2            7.38       7/1/06       2,200,000     2,332,000
  Wachovia Corp....................................  AA-/A1          6.61      10/1/25       2,100,000     2,160,375
                                                                                                         -----------
                                                                                                           8,567,219
                                                                                                         -----------
FINANCIAL SERVICES -- 10.0%
  Associates Corp. N.A.............................  AA-/Aa3         7.30      3/15/98       1,000,000     1,003,060
  Associates Corp. N.A.............................  AA-/Aa3         7.32      1/13/03         800,000       841,000
  Ford Motor Credit Corp...........................  A/A1            6.38      10/6/00         500,000       503,750
  General Electric Capital Corp....................  AAA/Aaa         7.50      8/21/35       1,500,000     1,680,000
  General Motors Acceptance Corp...................  A-/A3           7.25       5/5/99       1,925,000     1,953,875
  USLIFE Corp......................................  AA-/A2          6.38      6/15/00       1,250,000     1,246,875
                                                                                                         -----------
                                                                                                           7,228,560
                                                                                                         -----------
INDUSTRIAL GOODS & SERVICES -- 21.2%
  Air Products & Chemicals.........................  A/A2            7.80      6/15/26       1,750,000     1,949,063
  Anheuser-Busch Cos., Callable 7/1/07 @ 103.03....  A+/A1           7.13       7/1/17       1,500,000     1,560,000
  Harris Corp., Callable 12/1/98 @ 105.14..........  A-/A3          10.38      12/1/18       1,050,000     1,139,250
  IBM Corp.........................................  A/A1            7.00     10/30/25       2,000,000     2,070,000
  Lockheed Martin Corp.............................  BBB+/A3         6.55      5/15/99       2,400,000     2,414,999
  Motorola, Inc....................................  AA/Aa3          6.50       3/1/08       2,150,000     2,195,688
  Reliance Electric Co.............................  AA-/A2          6.80      4/15/03       1,500,000     1,545,000
  Weyerhaeuser Paper Products Co...................  A/A2            7.13      7/15/23       2,250,000     2,334,374
                                                                                                         -----------
                                                                                                          15,208,374
                                                                                                         -----------
INSURANCE-PROPERTY & CASUALTY -- 2.6%
  Travelers/Aetna Property & Casualty..............  A+/A1           6.75      4/15/01       1,850,000     1,882,375
                                                                                                         -----------
RETAIL-STORES -- 5.6%
  Dayton Hudson Co.................................  BBB+/Baa1       6.80      10/1/01       1,500,000     1,524,375
  J C Penney & Co..................................  A/A2            7.25       4/1/02       1,000,000     1,036,250
  J C Penney & Co..................................  A/A2            6.50      6/15/02       1,500,000     1,511,250
                                                                                                         -----------
                                                                                                           4,071,875
                                                                                                         -----------
TELECOMMUNICATIONS -- 5.7%
  Ameritech Cap. Funding...........................  AA+/Aa3         6.88     10/15/27       2,000,000     2,060,000
  BellSouth Corp...................................  AAA/Aaa         8.25       7/1/32         450,000       504,000
  GTE Corp., Callable 2/1/07 @ 103.95..............  A/Baa1          7.90       2/1/27       1,450,000     1,524,313
                                                                                                         -----------
                                                                                                           4,088,313
                                                                                                         -----------


                                                     S&P/MOODY'S
                                                       RATINGS                MATURITY     PRINCIPAL        VALUE
                                                     (UNAUDITED)     RATE       DATE        AMOUNT        (NOTE 2)
                                                     -----------   --------   --------   -------------   -----------
CORPORATE BONDS, CONTINUED:
UTILITIES-ELECTRIC--13.4%
  Florida Power Corp...............................  A+/A1           6.54%      7/1/02   $   1,500,000   $ 1,520,625
  Houston Light & Power Corp.......................  A-/A3           6.10       3/1/00       1,725,000     1,725,000
  National Rural Utilities Corp....................  AA-/A1          6.49*     7/10/02       1,600,000     1,618,000
  Public Service Electric & Gas....................  A-/A3           6.50       6/1/00       1,500,000     1,516,875
  Puget Sound Power & Light........................  A-/Baa1         6.61       2/9/00       1,500,000     1,513,125
  Virginia Electric & Power........................  A/A2            6.63       4/1/03       1,750,000     1,785,000
                                                                                                         -----------
                                                                                                           9,678,625
                                                                                                         -----------
UTILITIES-GAS--3.1%
  Smith Enron......................................  NR/NR           5.97     12/15/06       2,229,000     2,206,710
                                                                                                         -----------
Total Corporate Bonds (Cost $51,612,007)...........                                                       52,932,051
                                                                                                         -----------
MUNICIPAL BONDS -- 1.1%
GEORGIA -- 1.1%
  Atlanta Downtown Development Lease Revenue Bond,
     Callable 2/1/10 @ 100.........................  AAA/NR          6.88       2/1/21         750,000       794,063
                                                                                                         -----------
Total Municipal Bonds (Cost $708,275)..............                                                          794,063
                                                                                                         -----------
U.S. GOVERNMENT AGENCIES -- 11.1%
FEDERAL HOME LOAN MORTGAGE CORP. -- 2.7%
  Federal Home Loan Mortgage Corp..................                  6.44     10/24/07       1,900,000     1,953,998
                                                                                                         -----------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 2.8%
  Federal National Mortgage Assoc., Callable
     11/23/99 @ 100................................                  6.35     11/23/01       2,000,000     2,006,620
                                                                                                         -----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 5.6%
  Government National Mortgage Assoc.,
     Pool # 407413.................................                  8.00      5/15/10         644,027       669,987
  Government National Mortgage Assoc.,
     Pool # 780479.................................                  6.50      8/15/11         990,816       997,623
  Government National Mortgage Assoc.,
     Pool # 423914.................................                  7.50      8/15/11         918,199       946,314
  Government National Mortgage Assoc.,
     Pool # 423923.................................                  7.00      9/15/11       1,421,262     1,448,792
                                                                                                         -----------
                                                                                                           4,062,716
                                                                                                         -----------
Total U.S. Government Agencies (Cost $8,103,076)...                                                        8,023,334
                                                                                                         -----------
U.S. TREASURY NOTES -- 5.2%
  U.S. Treasury Note...............................                  7.50      5/15/02       1,000,000     1,067,450
  U.S. Treasury Note...............................                  6.88      5/15/06       1,500,000     1,605,570
  U.S. Treasury Note...............................                  7.00      7/15/06       1,000,000     1,079,850
                                                                                                         -----------
Total U.S. Treasury Notes (Cost $3,629,861)........                                                        3,752,870
                                                                                                         -----------

                                                     S&P/MOODY'S
                                                       RATINGS                MATURITY     PRINCIPAL        VALUE
                                                     (UNAUDITED)     RATE       DATE     AMOUNT/SHARES    (NOTE 2)
                                                     -----------   --------   --------   -------------   -----------
U.S. TREASURY BOND--5.7%
  U.S. Treasury Bond...............................                  8.13%     8/15/21   $     900,000   $ 1,135,710
  U.S. Treasury Bond...............................                  6.75      8/15/26       2,700,000     2,975,049
                                                                                                         -----------
Total U.S. Treasury Bond (Cost $3,846,524).........                                                        4,110,759
                                                                                                         -----------
REGULATED INVESTMENT COMPANIES -- 2.4%
  AIM Liquid Assets Money Market Fund...................................................       12,669   $    12,669
  AIM Prime Money Market Fund...........................................................    1,724,372     1,724,372
                                                                                                        -----------
Total Regulated Investment Companies (Cost $1,737,041)...............................................     1,737,041
                                                                                                        -----------
TOTAL (COST $69,636,785) (a) -- 99.0%................................................................   $71,350,118
                                                                                                        ===========

---------------
Percentages indicated are based on net assets of $72,085,674.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

        Unrealized appreciation.............................  $1,913,840
        Unrealized depreciation.............................    (200,507)
                                                              ----------
        Net unrealized depreciation.........................  $1,713,333
                                                              ==========

  * Floating rate certificates are securities with interest rates that change whenever a specific interest rate changes. The interest rate is based on an index of market rates or other index. The rate reflected is the rate in effect on December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $69,636,785)....  $71,350,118
  Interest receivable.......................................    1,204,976
  Receivable for capital shares sold........................           14
  Prepaid expenses and other assets.........................        7,213
                                                              -----------
Total assets................................................   72,562,321
                                                              -----------
LIABILITIES
Distributions payable.......................................      442,725
  Accrued expenses:
     Administration fees....................................        9,279
     Accounting fees........................................        2,595
     Custodian fees.........................................        3,691
     Legal fees.............................................        2,258
     Audit fees.............................................        7,969
     Other..................................................        8,130
                                                              -----------
Total liabilities...........................................      476,647
                                                              -----------
NET ASSETS
     Investor Shares........................................       94,671
     Trust Shares...........................................   71,991,003
                                                              -----------
                                                              $72,085,674
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
     Investor Shares........................................        9,233
     Trust Shares...........................................    7,026,230
                                                              -----------
                                                                7,035,463
                                                              ===========
Net Asset Value
  Investor Shares -- redemption price per share.............       $10.25
                                                                   ------
  Investor Shares -- maximum sales charge...................         3.00%
                                                                   ------
  Investor Shares -- maximum sales charge per share
     (100%/(100% -- maximum sales charge)
     of net asset adjusted to nearest cent).................       $10.57
                                                                   ======
  Trust Shares -- offering and redemption price per share...       $10.25
                                                                   ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     7,035
  Additional paid-in capital................................   70,436,270
  Undistributed (distributions in excess of) net investment
     income.................................................      (32,876)
  Net unrealized appreciation from investments..............    1,713,333*
  Accumulated net realized losses on investment
     transactions...........................................      (38,088)
                                                              -----------
Net Assets, December 31, 1997...............................  $72,085,674
                                                              ===========

---------------

* Represents sum of current periods unrealized appreciation plus common trust fund appreciation. See Note 7.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $4,283,522
Dividends...................................................                   96,251
                                                                           ----------
Total Investment Income.....................................                4,379,773

Expenses
  Advisory fees.............................................  $ 328,302
  Administration fees.......................................     98,491
  Distribution fees -- Investor Shares......................    120,305
  Custodian fees............................................      8,595
  Accounting fees...........................................     57,397
  Transfer agent fees and expenses..........................     19,753
  Legal fees................................................      8,799
  Audit fees................................................     20,081
  Reports to shareholders...................................     16,299
  Amortization of organization expenses.....................      9,572
  Directors' fees...........................................      4,420
  Insurance expense.........................................      2,860
  Registration fees.........................................      3,081
  Other expenses............................................        618
                                                              ---------
     Total expenses before fee waivers......................    698,573
     Less: Fee waivers......................................   (175,965)
                                                              ---------
  Total expenses............................................                  522,608
                                                                           ----------
Net Investment Income.......................................                3,857,165
                                                                           ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                   14,563
  Net change in unrealized appreciation (depreciation) on
     investments............................................                1,897,381
                                                                           ----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                1,911,944
                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $5,769,109
                                                                           ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED            PERIOD ENDED
                                                              DECEMBER 31, 1997    DECEMBER 31, 1996 (a)
                                                              -----------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $  3,857,165            $ 1,465,659
  Net realized gains (losses) on investment transactions....          14,563                (85,527)
  Net change in unrealized appreciation (depreciation) on
     investments............................................       1,897,381                143,278
                                                                ------------            -----------
     Net increase in net assets resulting from operations...       5,769,109              1,523,410
                                                                ------------            -----------
Distributions to Investor Class
  From net investment income................................      (2,755,744)            (1,465,659)
Distributions to Trust Class (b)
  From net investment income................................      (1,101,421)                    --
                                                                ------------            -----------
Total distributions to shareholders.........................      (3,857,165)            (1,465,659)
                                                                ------------            -----------
Capital Share Transactions
  Proceeds from shares issued...............................     117,853,442             39,728,939
  Dividends reinvested......................................       1,329,244                754,643
  Cost of shares redeemed...................................     (87,824,216)            (1,726,073)
                                                                ------------            -----------
  Net increase in net assets from capital share
     transactions...........................................      31,358,470             38,757,509
                                                                ------------            -----------
Total increase (decrease) in Net Assets.....................      33,270,414             38,815,260

NET ASSETS
  Beginning of period.......................................      38,815,260                     --
                                                                ------------            -----------
  End of period.............................................    $ 72,085,674            $38,815,260
                                                                ============            ===========

SHARE TRANSACTIONS
  Issued....................................................      11,695,438              3,978,187
  Reinvested................................................         132,886                 76,179
  Redeemed..................................................      (8,673,388)              (173,839)
                                                                ------------            -----------
  Change in shares..........................................    $  3,154,936            $ 3,880,527
                                                                ============            ===========

---------------
(a) For the period from April 1, 1996 (commencement of operations) through December 31, 1996.
(b) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                       S&P/MOODY'S
                                         RATINGS                 MATURITY     PRINCIPAL        VALUE
                                       (UNAUDITED)     RATE        DATE        AMOUNT         (NOTE 2)
                                       -----------     ----      --------    ----------     -----------
CORPORATE BONDS -- 53.4%
BANKING -- 6.2%
  ABN AMRO Bank.........................  A/Aa3        6.63%     10/31/01    $2,000,000     $ 2,022,500
  Bankers Trust.........................  A/A2         6.75       10/3/01     1,500,000       1,524,375
  NationsBank Corp......................  A+/Aa3       7.00       9/15/01     2,000,000       2,050,000
                                                                                              5,596,875
                                                                                            -----------
ENTERTAINMENT -- 1.7%
  The Walt Disney Co....................  A/A2         6.38       3/30/01     1,500,000       1,516,875
                                                                                            -----------
FINANCIAL SERVICES -- 9.2%
  Associates Corp. N.A..................  AA-/Aa3      7.68        3/3/00     1,500,000       1,548,750
  Ford Motor Credit Co..................  A/A1         6.50       2/28/02     2,500,000       2,521,875
  General Motors Acceptance Corp........  A-/A3        7.75       1/15/99     2,500,000       2,543,750
  Merrill Lynch & Co., Inc..............  AA-/Aa3      6.00       1/15/01     1,750,000       1,745,625
                                                                                            -----------
                                                                                              8,360,000
                                                                                            -----------
INDUSTRIAL GOODS & SERVICES -- 6.3%
  Imperial Oil Ltd......................  AA+/Aa2      8.75      10/15/19     3,000,000       3,217,500
  Martin Marietta Tech..................  BBB+/A3      6.50       4/15/03     2,500,000       2,531,250
                                                                                            -----------
                                                                                              5,748,750
                                                                                            -----------
INSURANCE -- PROPERTY & CASUALTY -- 3.4%
  Travelers/Aetna Property & Casualty...  A+/A1        6.75       4/15/01     3,000,000       3,052,500
                                                                                            -----------
PAPER PRODUCTS -- 2.2%
  International Paper Co................  A-/A3        6.88       7/10/00     2,000,000       2,037,500
                                                                                            -----------
RAILROADS -- 3.3%
  Union Pacific Railroad Co.............  A/Aa3        6.44       1/15/98     3,000,000       3,000,524
                                                                                            -----------
RETAIL-STORES -- 4.5%
  Dayton Hudson Co......................  BBB+/Baa1    7.50        3/1/99     2,000,000       2,035,000
  J C Penney & Co.......................  A/A2         7.25        4/1/02     2,000,000       2,072,500
                                                                                            -----------
                                                                                              4,107,500
                                                                                            -----------
UTILITIES-ELECTRIC -- 13.8%
  Central Power & Light Co..............  A/A3         6.00        4/1/00     2,000,000       1,995,000
  Florida Power & Light Co..............  AA-/Aa3      6.20        2/2/98     2,000,000       2,000,000
  Florida Power Corp....................  A+/A1        6.54        7/1/02     2,000,000       2,027,500
  MidAmerican Energy....................  A/A3         6.50      12/15/01     2,500,000       2,524,999
  National Rural Utilities Corp.........  AA-/A1       6.49*      7/10/02     2,000,000       2,022,500
  Puget Sound Power & Light.............  A-/Baa1      6.61        2/9/00     2,000,000       2,017,500
                                                                                            -----------
                                                                                             12,587,499
                                                                                            -----------


                                        S&P/MOODY'S
                                         RATINGS                     MATURITY      PRINCIPAL        VALUE
                                       (UNAUDITED)         RATE        DATE         AMOUNT        (NOTE 2)
                                       -----------         ----      --------    ------------   -------------
CORPORATE BONDS, CONTINUED:
UTILITIES-GAS -- 2.8%
  ENSERCH Corp..........................  BBB/Baa2         7.00%       8/15/99   $  1,000,000   $   1,013,750
  Smith Enron...........................  NR/NR            5.97       12/15/06      1,518,000       1,502,820
                                                                                                -------------
                                                                                                    2,516,570
                                                                                                -------------
Total Corporate Bonds (Cost
  $48,099,751)..........................                                                           48,524,593
                                                                                                -------------
U.S. GOVERNMENT AGENCIES -- 24.3%
FEDERAL HOME LOAN BANK -- 2.7%
  Federal Home Loan Bank,
     Callable 2/28/98 @ 100.............                   6.00        8/28/01      2,500,000       2,490,825
                                                                                                -------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 2.8%
Federal Home Loan Mortgage Corp.,
  Callable 1/23/98 @ 100................                   6.51       12/10/01      2,500,000       2,500,100
                                                                                                -------------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 1.7%
Federal National Mortgage Assoc.,
  Callable 11/23/99 @ 100...............                   6.35       11/23/01      1,500,000       1,504,965
                                                                                                -------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 15.5%
  Government National Mortgage Assoc.,
     Pool # 339455......................                   8.00       12/15/07        757,815         788,363
  Government National Mortgage Assoc.,
     Pool # 358725......................                   8.00        8/15/08      1,371,313       1,426,590
  Government National Mortgage Assoc.,
     Pool # 392085......................                   7.50        4/15/09        717,155         739,114
  Government National Mortgage Assoc.,
     Pool # 368641......................                   7.50        4/15/09        648,264         668,114
  Government National Mortgage Assoc.,
     Pool # 345752......................                   7.50        6/15/09        633,492         652,889
  Government National Mortgage Assoc.,
     Pool # 376589......................                   8.50        9/15/09      1,167,411       1,215,929
  Government National Mortgage Assoc.,
     Pool # 380660......................                   8.00       11/15/09      1,466,904       1,526,035
  Government National Mortgage Assoc.,
     Pool # 392770......................                   8.50       12/15/09        543,702         566,298
  Government National Mortgage Assoc.,
     Pool # 392814......................                   8.50       12/15/09        951,045         990,571
  Government National Mortgage Assoc.,
     Pool # 405445......................                   8.00        4/15/10      1,708,307       1,777,169
  Government National Mortgage Assoc.,
     Pool # 407337......................                   8.00        4/15/10      1,446,950       1,505,276
  Government National Mortgage Assoc.,
     Pool # 423983......................                   7.50        8/15/11      2,129,497       2,194,702
                                                                                                -------------
                                                                                                   14,051,050
                                                                                                -------------
STUDENT LOAN MARKETING ASSOC. -- 1.6%
  Student Loan Marketing Assoc.,
     Callable 7/23/98 @ 100.............                   5.81        1/23/01      1,500,000       1,491,645
                                                                                                -------------
Total U.S. Government Agencies
  (Cost $21,522,621)....................                                                           22,038,585
                                                                                                -------------
U.S. TREASURY NOTES -- 18.6%
  U.S. Treasury Note....................                   7.75        1/31/00      1,500,000       1,560,600
  U.S. Treasury Note....................                   6.63        7/31/01      2,000,000       2,057,060
  U.S. Treasury Note....................                   6.25       10/31/01      1,000,000       1,017,200

                                                                 MATURITY     PRINCIPAL        VALUE
                                                         RATE      DATE     AMOUNT/SHARES    (NOTE 2)
                                                         ----    --------   -------------   -----------
U.S. TREASURY NOTES, CONTINUED:
  U.S. Treasury Note....................                 5.88%   11/30/01    $1,600,000     $ 1,606,800
  U.S. Treasury Note....................                 6.13    12/31/01     2,000,000       2,027,120
  U.S. Treasury Note....................                 6.25     1/31/02     4,000,000       4,073,000
  U.S. Treasury Note....................                 6.25     6/30/02     2,000,000       2,040,680
  U.S. Treasury Note....................                 5.88     2/15/04     2,500,000       2,523,425
                                                                                            -----------
Total U.S. Treasury Notes (Cost
  $16,689,126)..........................                                                     16,905,885
                                                                                            -----------
REGULATED INVESTMENT COMPANIES -- 2.6%
  AIM Liquid Assets Money Market Fund...                                         68,357          68,357
  AIM Prime Money Market Fund...........                                      2,267,373       2,267,373
                                                                                            -----------
Total Regulated Investment Companies
  (Cost $2,335,730).....................                                                      2,335,730
                                                                                            -----------
TOTAL (Cost $88,647,228) (a) -- 98.9%...                                                    $89,804,793
                                                                                            ===========

---------------
Percentages indicated are based on net assets of $90,779,511.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.............................  $ 1,168,424
        Unrealized depreciation.............................      (10,859)
                                                              -----------
        Net unrealized appreciation.........................  $ 1,157,565
                                                              ===========

* Variable rate security. Rate represents rate in effect at December 31, 1997. Maturity date reflects the next rate change date.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $88,647,228)....  $89,804,793
  Interest receivable.......................................    1,501,315
  Receivable for capital shares issued......................          470
  Deferred organization costs...............................       15,804
  Prepaid expenses..........................................        9,818
                                                              -----------
Total assets................................................   91,332,200
                                                              -----------

LIABILITIES
  Distributions payable.....................................      490,633
  Payable for capital shares redeemed.......................       21,788
  Accrued expenses and other payables:
     Administration fees....................................       11,689
     Distribution fees -- Investor Shares...................          775
     Accounting fees........................................        2,740
     Custodian fees.........................................        7,021
     Audit fees.............................................        8,643
     Other..................................................        9,400
                                                              -----------
Total liabilities...........................................      552,689
                                                              -----------

NET ASSETS
  Investor Shares...........................................    5,893,596
  Trust Shares..............................................   84,885,915
                                                              -----------
                                                              $90,779,511
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
  Investor Shares...........................................      590,238
  Trust Shares..............................................    8,502,439
                                                              -----------
                                                                9,092,677
                                                              ===========
NET ASSET VALUE
  Investor Shares -- redemption price per share.............        $9.99
                                                                   ------
  Investor Shares -- maximum sales charge...................         3.00%
                                                                   ------
  Investor Shares -- maximum sales charge per share
     (100%/(100% -- maximum sales charge) of net asset
     adjusted to nearest cent)..............................       $10.30
                                                                   ======
  Trust Shares -- offering and redemption price per share...        $9.98
                                                                   ======

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     9,093
  Additional paid-in capital................................   89,601,873
  Undistributed net investment income.......................          843
  Net unrealized appreciation from investments..............    1,157,565
  Accumulated net realized gains from investment
     transactions...........................................       10,137
                                                              -----------
Net Assets, December 31, 1997...............................  $90,779,511
                                                              ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $6,476,662
Dividends...................................................                  191,281
                                                                           ----------
Total Investment Income.....................................                6,667,943
Expenses
  Advisory fees.............................................  $  496,933
  Administration fees.......................................     149,081
  Distribution fees -- Investor Shares......................     193,649
  Custodian fees............................................      27,190
  Accounting fees...........................................      54,640
  Transfer agent fees and expenses..........................      25,538
  Legal fees................................................       6,410
  Audit fees................................................      24,047
  Reports to shareholders...................................      23,398
  Amortization of organization expenses.....................      11,680
  Directors' fees...........................................       5,024
  Insurance fees............................................       4,028
  Registration fees.........................................       4,533
  Other expenses............................................       1,466
                                                              ----------
     Total expenses before fee waivers......................   1,027,617
     Less: Fee Waivers......................................    (264,877)
                                                              ----------
     Total expenses.........................................                  762,740
                                                                           ----------
Net Investment Income.......................................                5,905,203
                                                                           ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                   87,039
  Net change in unrealized appreciation (depreciation) on
     investments............................................                  185,389
                                                                           ----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                  272,428
                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $6,177,631
                                                                           ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED           YEAR ENDED
                                                              DECEMBER 31, 1997   DECEMBER 31, 1996
                                                              -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $   5,905,203        $  6,053,847
  Net realized gains (losses) on investment transactions....           87,039              11,672
  Net change in unrealized appreciation (depreciation) on
     investments............................................          185,389          (1,745,157)
                                                                -------------        ------------
  Net increase in net assets resulting from operations......        6,177,631           4,320,362
                                                                -------------        ------------

Distributions to Investor Class
  From net investment income................................       (4,572,712)         (6,053,731)
  From net realized gains...................................           (3,598)            (11,672)
  In excess of net realized gains...........................               --             (38,269)
Distributions to Trust Class (a)
  From net investment income................................       (1,330,194)                 --
  From net realized gains...................................          (49,934)                 --
                                                                -------------        ------------
Total distributions to shareholders.........................       (5,956,438)         (6,103,672)
                                                                -------------        ------------

Capital Share Transactions
  Proceeds from shares issued...............................      115,326,621          25,676,365
  Dividends reinvested......................................        2,802,526           2,714,914
  Cost of shares redeemed...................................     (125,767,873)        (31,792,677)
                                                                -------------        ------------
  Net increase (decrease) in net assets from capital share
     transactions...........................................       (7,638,726)         (3,401,398)
                                                                -------------        ------------

Total increase (decrease) in Net Assets.....................       (7,417,533)         (5,184,708)

NET ASSETS
  Beginning of period.......................................       98,197,044         103,381,752
                                                                -------------        ------------
  End of period.............................................    $  90,779,511        $ 98,197,044
                                                                =============        ============

SHARE TRANSACTIONS:
  Issued....................................................       11,542,505           2,575,513
  Reinvested................................................          281,855             272,329
  Redeemed..................................................      (12,593,661)         (3,194,471)
                                                                -------------        ------------
  Change in shares..........................................         (769,301)           (346,629)
                                                                =============        ============

---------------
(a) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                        MATURITY   PRINCIPAL       VALUE
                                                              RATE        DATE       AMOUNT      (NOTE 2)
                                                              ----      --------   ----------   -----------
U.S. GOVERNMENT AGENCIES -- 48.3%
FEDERAL FARM CREDIT BANK -- 3.7%
  Federal Farm Credit Bank, Callable 8/27/98 @ 100..........  7.34%      8/27/07   $  750,000   $   753,248
                                                                                                -----------
FEDERAL HOME LOAN BANK -- 3.7%
  Federal Home Loan Bank, Callable 2/28/98 @ 100............  6.00       8/28/01      750,000       747,248
                                                                                                -----------
FEDERAL HOME LOAN MORTGAGE CORP. -- 5.0%
  Federal Home Loan Mortgage Corp...........................  6.16       9/25/02      500,000       503,515
  Federal Home Loan Mortgage Corp., Callable 9/30/98 @
     100....................................................  6.58       9/30/02      500,000       500,040
                                                                                                -----------
                                                                                                  1,003,555
                                                                                                -----------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 8.8%
  Federal National Mortgage Assoc...........................  6.10       10/5/00      750,000       751,597
  Federal National Mortgage Assoc...........................  6.44       8/14/07      500,000       512,185
  Federal National Mortgage Assoc.,Callable 11/14/02 @
     100....................................................  6.65      11/14/07      500,000       507,520
                                                                                                -----------
                                                                                                  1,771,302
                                                                                                -----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 21.6%
  Government National Mortgage Assoc., Pool # 152718........  9.00      12/15/01       63,029        66,279
  Government National Mortgage Assoc., Pool # 248038........  9.00       2/15/03      167,741       176,390
  Government National Mortgage Assoc., Pool # 407408........  7.50       5/15/10      771,751       795,382
  Government National Mortgage Assoc., Pool # 423984........  7.00       8/15/11      920,257       938,081
  Government National Mortgage Assoc., Pool # 423914........  7.50       8/15/11      918,199       946,313
  Government National Mortgage Assoc., Pool # 423923........  7.00       9/15/11      723,858       737,879
  Government National Mortgage Assoc., Pool # 431451........  7.50      10/15/11      663,425       683,739
                                                                                                -----------
                                                                                                  4,344,063
                                                                                                -----------
STUDENT LOAN MARKETING ASSOC. -- 3.0%
  Student Loan Marketing Assoc., Callable 7/23/98 @ 100.....  5.81       1/23/01      600,000       596,658
                                                                                                -----------
US GOVERNMENT AGENCY -- DISCOUNT -- 2.5%
  FC Discount Note Security.................................  5.95*      1/21/98      500,000       498,332
                                                                                                -----------
Total U.S. Government Agencies (Cost $9,634,281)............                                      9,714,406
                                                                                                -----------
U.S. TREASURY NOTES -- 48.6%
  U.S. Treasury Note........................................  6.13       5/15/98      750,000       751,875
  U.S. Treasury Note........................................  5.75      12/31/98    1,000,000     1,001,720
  U.S. Treasury Note........................................  5.88       3/31/99    1,250,000     1,253,638
  U.S. Treasury Note........................................  6.00       8/15/99    1,000,000     1,005,100
  U.S. Treasury Note........................................  6.38       5/15/00      500,000       507,670
  U.S. Treasury Note........................................  6.25       5/31/00      750,000       759,458
  U.S. Treasury Note........................................  7.50      11/15/01    2,500,000     2,651,349
  U.S. Treasury Note........................................  7.50       5/15/02    1,000,000     1,067,450
  U.S. Treasury Note........................................  6.25       6/30/02      750,000       765,255
                                                                                                -----------
Total U.S. Treasury Notes (Cost $9,596,089).................                                      9,763,515
                                                                                                -----------


                                                                           VALUE
                                                              SHARES     (NOTE 2)
                                                              -------   -----------
REGULATED INVESTMENT COMPANIES -- 2.7%
  Dreyfus Prime Money Market Fund...........................   44,443   $    44,443
  AIM Treasury Money Market Fund............................  492,142       492,142
                                                                        -----------
Total Regulated Investment Companies (Cost $536,585)........                536,585
                                                                        -----------
TOTAL (COST $19,766,955) (A) 99.6%..........................            $20,014,506
                                                                        ===========

---------------
Percentages indicated are based on net assets of $20,103,351.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.................................  $265,958
    Unrealized depreciation.................................  $(18,407)
                                                              --------
    Net unrealized appreciation.............................  $247,551
                                                              ========

* Yield effective at issue

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $19,766,955)....  $20,014,506
  Interest and dividends receivable.........................      219,220
  Deferred organization costs...............................        1,586
  Prepaid expenses and other assets.........................          749
                                                              -----------
Total assets................................................   20,236,061
                                                              -----------
LIABILITIES
  Distributions payable.....................................       95,806
  Accrued expenses:
     Administration fees....................................          677
     Accounting fees........................................        4,522
     Custodian fees.........................................        2,961
     Legal fees.............................................       13,091
     Audit fees.............................................        9,496
     Registration fees......................................        2,284
     Reports to shareholders................................        3,645
     Other..................................................          228
                                                              -----------
Total liabilities...........................................      132,710
                                                              ===========
NET ASSETS
  Investor Shares...........................................  $20,103,351
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
  Investor Shares...........................................    1,985,989
                                                              ===========
NET ASSET VALUE
  Investor Shares -- redemption price per share.............       $10.12
                                                                   ------
  Investor Shares -- maximum sales charge...................         3.00%
                                                                   ------
  Investor Shares -- maximum sales charge per share
     (100%/(100% -- maximum sales charge)
     of net asset adjusted to nearest cent).................       $10.43
                                                                   ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     1,986
  Additional paid-in capital................................   19,856,153
  Undistributed (distributions in excess of) net investment
     income.................................................       (1,440)
  Net unrealized appreciation from investments..............      247,551*
  Accumulated net realized losses on investment
     transactions...........................................         (899)
                                                              -----------
Net Assets, December 31, 1997...............................  $20,103,351
                                                              ===========

---------------
* Represents sum of current periods unrealized appreciation plus common trust fund appreciation. See Note 7.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997 (a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................                 $  990,841
Dividends...................................................                     37,978
                                                                             ----------
Total Investment Income.....................................                  1,028,819
Expenses
  Advisory fees.............................................    $  81,110
  Administration fees.......................................       24,333
  Distribution fees.........................................       40,554
  Custodian fees............................................        9,110
  Accounting fees...........................................       42,745
  Transfer agent fees and expenses..........................       19,012
  Legal fees................................................       17,196
  Audit fees................................................       15,523
  Reports to shareholders...................................        4,707
  Amortization of organization expenses.....................        1,520
  Directors' fees...........................................          807
  Insurance expense.........................................          689
  Registration fees.........................................        4,952
  Other expenses............................................          599
                                                                ---------
     Total expenses before fee waivers......................      262,857
     Less: Fee waivers......................................      (99,957)
                                                                ---------
       Total expenses.......................................                    162,900
                                                                             ----------
Net Investment Income.......................................                    865,919
                                                                             ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                     (2,339)
  Net change in unrealized appreciation (depreciation) on
     investments............................................                    220,368
                                                                             ----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                    218,029
                                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $1,083,948
                                                                             ==========

---------------
(a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  PERIOD ENDED
                                                              DECEMBER 31, 1997 (a)
                                                              ---------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................       $   865,919
  Net realized gains (losses) on investment transactions....            (2,339)
  Net change in unrealized appreciation (depreciation) on
     investments............................................           220,368
                                                                   -----------
  Net increase in net assets resulting from operations......         1,083,948
                                                                   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income................................          (865,919)
                                                                   -----------
Total distributions to shareholders.........................          (865,919)
                                                                   -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares issued...............................        22,172,121
  Dividends reinvested......................................             4,769
  Cost of shares redeemed...................................        (2,291,568)
                                                                   -----------
  Net increase in net assets from capital share
     transactions...........................................        19,885,322
                                                                   -----------
Total increase (decrease) in Net Assets.....................        20,103,351

NET ASSETS
  Beginning of period.......................................                --
                                                                   -----------
  End of period.............................................       $20,103,351
                                                                   -----------
SHARE TRANSACTIONS
  Issued....................................................         2,213,380
  Reinvested................................................               473
  Redeemed..................................................          (227,864)
                                                                   -----------
  Change in shares..........................................         1,985,989
                                                                   ===========

---------------
(a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                        S&P/MOODY'S
                                         RATINGS                 MATURITY    PRINCIPAL         VALUE
                                       (UNAUDITED)       RATE      DATE       AMOUNT         (NOTE 2)
                                       -----------      -----    --------   ----------     ------------
MUNICIPAL BONDS -- 97.8%
GEORGIA -- 2.7%
  Georgia Municipal Electric Authority
     Power Revenue, Callable 1/1/08 @
     100, MBIA..........................  AAA/Aaa        6.50%    1/1/12    $2,300,000     $  2,714,000
                                                                                           ------------
KENTUCKY -- 4.7%
  Kentucky Infrastructure Authority
     Ref-Revolving, Series L, Callable
     6/1/07 @ 101.......................  A/A2           5.00     6/1/09     2,680,000        2,770,449
  Louisville & Jefferson County
     Metropolitan Sewer District, Sewer
     & Drain Systems,
     Revenue Bond, MBIA.................  AAA/Aaa        6.50    5/15/07     1,770,000        2,050,988
                                                                                           ------------
                                                                                              4,821,437
                                                                                           ------------
MASSACHUSETTS -- 1.9%
  Worcester Mass, GO, Callable 8/1/07 @
     101, MBIA..........................  AAA/Aaa        5.00     8/1/15     1,970,000        1,972,463
                                                                                           ------------
MICHIGAN -- 1.7%
  Detroit, Michigan City School
     District,
     Series A, GO, AMBAC................  AAA/Aaa        6.50     5/1/08     1,500,000        1,747,500
                                                                                           ------------
MINNESOTA -- 2.0%
  Minnesota State, GO...................  AAA/Aaa        5.50     5/1/04     1,000,000        1,075,000
  Minnesota State, GO, Callable 8/1/07 @
     100................................  AAA/Aaa        4.90     8/1/13     1,000,000        1,003,750
                                                                                           ------------
                                                                                              2,078,750
                                                                                           ------------
MISSISSIPPI -- 2.1%
  Mississippi State Capital
     Improvements -- A, GO, Callable
     7/1/07 @ 100.......................  AA/Aa3         5.00     7/1/08     1,000,000        1,038,750
  Mississippi State Refunded, Series B,
     GO.................................  AA/Aa3         5.90   11/15/10     1,000,000        1,135,000
                                                                                           ------------
                                                                                              2,173,750
                                                                                           ------------
NEW YORK -- 4.3%
  Suffolk County Water Authority
     Waterworks, Revenue Bonds, Callable
     6/1/08
     @ 100, MBIA........................  AAA/Aaa        6.00     6/1/09     2,000,000        2,262,500
  Transportation Authority, NY & NJ
     Construction,
     Eighty-Fifth Series................  AA-/A1         5.38     3/1/28     2,000,000        2,130,000
                                                                                           ------------
                                                                                              4,392,500
                                                                                           ------------
PENNSYLVANIA -- 1.0%
  Indiana County Industrial Development
     Authority, Pollution Control
     Revenue, MBIA......................  AAA/Aaa        5.35    11/1/10     1,000,000        1,070,000
                                                                                           ------------

                                       S&P/MOODY'S
                                         RATINGS                      MATURITY     PRINCIPAL        VALUE
                                       (UNAUDITED)         RATE          DATE       AMOUNT         (NOTE 2)
                                       -----------        -----       --------   -----------    --------------
MUNICIPAL BONDS, CONTINUED:
SOUTH CAROLINA -- 2.2%
  Charleston Waterworks & Sewer Revenue
     Refunded & Improvements, Callable
     1/1/02 @ 100, MBIA.................  AAA/Aaa          5.00%        1/1/22   $  2,250,000   $    2,213,438
                                                                                                --------------
TENNESSEE -- 69.2%
  Blount County Public Building
     Authority, GO, Callable 3/1/07 @
     101, FGIC..........................  AA+/Aaa          5.13         3/1/19      1,000,000        1,001,250
  Bristol Health & Educational
     Facilities Revenue, Bristol
     Memorial Hospital, Revenue Bond,
     FGIC...............................  AAA/Aaa          6.75         9/1/07      2,140,000        2,530,549
  Dickson County, GO, FGIC..............  NR/Aaa           6.25         4/1/08      1,220,000        1,377,075
  Dickson County, GO, Callable 4/1/08
     @ 100, FGIC........................  NR/Aaa           5.00         4/1/14      2,120,000        2,122,650
  Hamilton County Industrial Development
     Board Lease, Rent Revenue, FGIC....  AAA/Aaa          5.75         9/1/05      1,000,000        1,092,500
  Hamilton County Public School
     Improvements, Series A, GO,
     Callable 10/1/02 @ 102.............  NR/Aa2           5.50        10/1/04      1,930,000        2,065,100
  Humphreys County Industrial
     Development Board, Solid Waste
     Disposal Revenue,
     E.I. Dupont de Nemours & Co.
     Project, Callable 5/1/04 @ 102.....  AA-/Aa3          6.70         5/1/24      1,455,000        1,616,869
  Johnson City Health & Educational
     Improvements, Revenue Bond,
     Prerefunded 7/1/01 @ 102, MBIA.....  AAA/Aaa          6.75         7/1/16      1,000,000        1,102,500
  Johnson City Medical Center, Revenue
     Bond, Callable 7/1/04 @ 102,
     MBIA...............................  AAA/Aaa          5.00         7/1/13      1,000,000          996,250
  Johnson City Public Works, Callable
     9/1/04
     @ 101, MBIA........................  AAA/Aaa          5.00         9/1/22      1,000,000          980,000
  Johnson City Refunding, GO, FGIC......  AAA/Aaa          5.60*        5/1/11      1,430,000          756,113
  Knox County, GO, Callable 4/1/03 @
     102................................  AA/Aa            6.50         4/1/04      1,965,000        2,203,256
  Knox County, GO, Callable 2/1/04 @
     101................................  AA/Aa3           5.00         2/1/15      1,000,000        1,006,250
  Knox County Health, Education &
     Housing Facilities Board, Hospital
     Facilities Revenue, Fort Sanders
     Alliance, MBIA.....................  AAA/Aaa          6.25         1/1/13      1,000,000        1,155,000
  Lawrenceburg Electric, Revenue Bond,
     MBIA...............................  AAA/Aaa          6.63         7/1/18      1,250,000        1,514,063
  Memphis, GO...........................  AA/Aa            6.25         7/1/04      1,000,000        1,111,250
  Memphis, GO...........................  AA/Aa            6.00        11/1/06      1,000,000        1,113,750
  Memphis, GO, Callable 7/1/05 @ 101....  AA/Aa            5.00         7/1/17      1,200,000        1,189,500
  Memphis-Shelby County Airport
     Authority,
     Revenue Bonds, MBIA................  AAA/Aaa          6.25        2/15/09      1,790,000        2,033,888
  Metropolitan Government, Nashville &
     Davidson County, GO, Callable
     5/15/06 @ 101......................  AA/Aa            5.60        5/15/07      1,045,000        1,137,744
  Metropolitan Government, Nashville &
     Davidson County, GO, Callable
     5/15/07 @ 102......................  AA/Aa2           5.00        5/15/13      2,000,000        2,002,500
  Metropolitan Government, Nashville &
     Davidson County, GO, Callable
     11/15/06 @ 101.....................  AA/Aa2           5.13       11/15/13      1,555,000        1,582,213
  Metropolitan Government, Nashville &
     Davidson County, GO, Callable
     5/15/07 @ 102......................  AA/Aa2           5.13        5/15/18      1,000,000        1,002,500
  Metropolitan Government, Nashville &
     Davidson County, Series A, GO,
     Callable 11/15/06 @ 101............  AA/Aa2           5.13       11/15/19      1,000,000        1,007,500
  Metropolitan Government, Nashville &
     Davidson County TN Health &
     Education Facilities Board,
     Refunding & Improvement -- Meharry
     Medical College, AMBAC.............  AAA/Aaa          6.00        12/1/09      1,000,000        1,142,500


                                       S&P/MOODY'S
                                         RATINGS                     MATURITY      PRINCIPAL        VALUE
                                       (UNAUDITED)          RATE       DATE         AMOUNT         (NOTE 2)
                                       -----------         -----     --------    ------------   --------------
MUNICIPAL BONDS, CONTINUED:
TENNESSEE, CONTINUED:
  Metropolitan Government, Nashville &
     Davidson County Water & Sewer
     Revenue............................  AAA/AAA           6.50%       4/1/03   $  1,000,000   $    1,102,500
  Metropolitan Government, Nashville &
     Davidson County, Health &
     Educational Facilities Board,
     Refunding & Improvements, Meharry
     Medical College, AMBAC.............  AAA/Aaa           6.00       12/1/13      2,030,000        2,293,900
  Metropolitan Government, Nashville &
     Davidson County, Meharry Medical
     College Project, Prerefunded
     12/1/04 @ 102, AMBAC...............  AAA/AAA           6.88       12/1/24      4,750,000        5,545,624
  Metropolitan Government, Nashville &
     Davidson County, TN Energy Project,
     Series B,
     Revenue Bond.......................  AAA/Aaa           6.00        7/1/10      1,335,000        1,513,556
  Metropolitan Government, Nashville &
     Davidson County, Vanderbilt
     University, Series A...............  AA/Aa3            5.75        1/1/07      1,035,000        1,135,913
  Rutherford County Capital Outlay,
     GO.................................  AA-/Aa3           6.00        4/1/04      1,370,000        1,498,438
  Rutherford County Capital Outlay,
     Series A...........................  AA-/Aa3           6.25        5/1/05      3,500,000        3,919,999
  Shelby County, Series A, GO...........  AA+/Aa2           6.75        4/1/05      1,000,000        1,148,750
  Shelby County, Series A, GO...........  AA+/Aa2           5.63        6/1/05      1,000,000        1,083,750
  Shelby County, Series B, GO...........  AA+/Aa2           6.00       12/1/05      2,000,000        2,230,000
  Shelby County, Series B, GO,
     Callable 8/1/07 @ 101..............  AA+/Aa2           5.13        8/1/19      1,000,000        1,005,000
  Shelby County Health, Education &
     Housing Facilities Board, Hospital
     Revenue, Methodist Health Systems,
     Inc., Callable 8/1/07 @ 102,
     MBIA...............................  AAA/Aaa           5.20        8/1/13      2,020,000        2,050,300
  Shelby County Health, Education &
     Housing Facilities Board, Hospital
     Revenue Bond, Methodist Health
     Systems, Inc., MBIA................  AAA/Aaa           6.25        8/1/07      2,000,000        2,285,000
  Shelby County Health, Educational &
     Housing Facilities Board, Hospital
     Revenue, Methodist Health Systems,
     Inc., MBIA.........................  AAA/Aaa           5.50        8/1/05      3,000,000        3,228,749
  Shelby County Health, Educational &
     Housing Facilities Board, Hospital
     Revenue, Methodist Health Systems,
     Inc., MBIA.........................  AAA/Aaa           6.25        8/1/08      2,000,000        2,307,500
  Tennessee State, Series B, GO.........  AA+/Aaa           6.20        6/1/01      1,350,000        1,447,875
  Tennessee State Reference, Series B,
     GO.................................  AA+/Aaa           6.00        5/1/05      1,000,000        1,112,500
  Williamson County Public Improvement,
     GO.................................  NR/Aa1            6.25        4/1/06      1,000,000        1,130,000
                                                                                                --------------
                                                                                                    70,882,124
                                                                                                --------------
TEXAS -- 3.2%
  Humble Independent School District,
     GO.................................  AAA/Aaa           6.00       2/15/09      1,900,000        2,135,125
  University of Texas Revenue Financing
     System, Series A...................  AAA/Aa1           6.00       8/15/05      1,000,000        1,108,750
                                                                                                --------------
                                                                                                     3,243,875
                                                                                                --------------
WISCONSIN -- 2.8%
  Milwaukee, GO.........................  AA+/Aa1           6.00        2/1/10      2,540,000        2,873,375
                                                                                                --------------
Total Municipal Bonds (Cost
  $97,291,469)..........................                                                           100,183,212
                                                                                                --------------


                                                                            VALUE
                                                               SHARES      (NOTE 2)
                                                              --------   ------------
REGULATED INVESTMENT COMPANIES -- 0.9%
  AIM Tax Free Money Market Fund............................   882,167   $    882,167
  Dreyfus Tax Free Money Market Fund........................     1,264          1,264
                                                                         ------------
Total Regulated Investment Companies (Cost $883,431)........                  883,431
                                                                         ------------
TOTAL (COST $98,174,899) (A) -- 98.7%.......................             $101,066,643
                                                                         ============

---------------
Percentages indicated are based on net assets of $102,410,895.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

        Unrealized appreciation.............................  $2,891,744
        Unrealized depreciation.............................          --
                                                              ----------
        Net unrealized depreciation.........................  $2,891,744
                                                              ==========

* Yield effective at issue.

AMBAC = Insured by American Municipal Bond Assurance Corp.

FGIC = Insured by Financial Guaranty Insurance Corp.

GO = General Obligation

MBIA = Insured by Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $98,174,899)....  $101,066,643
  Interest receivable.......................................     1,428,989
  Receivable for investment securities sold.................     1,311,083
  Deferred organization costs...............................        15,712
  Prepaid expenses..........................................         9,697
                                                              ------------
Total assets................................................   103,832,124
                                                              ------------
LIABILITIES
  Distributions payable.....................................       377,948
  Payable for investment securities purchased...............       995,000
  Payable for capital shares redeemed.......................        10,263
  Accrued expenses:
     Administration fees....................................        13,036
     Distribution fees--Investor Shares.....................           218
     Accounting fees........................................         3,124
     Custodian fees.........................................         2,833
     Audit fees.............................................         9,595
     Other..................................................         9,212
                                                              ------------
Total liabilities...........................................     1,421,229
                                                              ------------
NET ASSETS
     Investor Shares........................................     1,668,661
     Trust Shares...........................................   100,742,234
                                                              ------------
                                                              $102,410,895
                                                              ============
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
     Investor Shares........................................       163,916
     Trust Shares...........................................     9,897,987
                                                              ------------
                                                                10,061,903
                                                              ============
NET ASSET VALUE
  Investor Shares -- redemption price per share.............        $10.18
                                                                    ------
  Investor Shares -- maximum sales charge...................          3.00%
                                                                    ------
  Investor Shares -- maximum sales charge per share
     (100%/(100%--maximum sales charge)
     of net asset adjusted to nearest cent).................        $10.49
                                                                    ======
Trust Shares--offering and redemption price per share.......        $10.18
                                                                     -----
                                                                    ------
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     10,062
  Additional paid-in capital................................   100,163,732
  Undistributed net investment income.......................         5,860
  Net unrealized appreciation from investments..............     2,891,744*
  Accumulated net realized losses from investment
     transactions...........................................      (660,503)
                                                              ------------
Net Assets, December 31, 1997...............................  $102,410,895
                                                              ============

---------------
* Represents sum of current period's unrealized appreciation plus common trust fund appreciation. See Note 7.

See Notes to Financial Statements

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................                 $4,769,144
Dividends...................................................                    158,366
                                                                             ----------
Total Investment Income.....................................                  4,927,510

Expenses
  Advisory fees.............................................  $   502,268
  Administration fees.......................................      150,681
  Distribution fees--Investor Shares........................      189,842
  Custodian fees............................................       26,724
  Accounting fees...........................................       51,211
  Transfer agent fees and expenses..........................       25,511
  Legal fees................................................        8,360
  Audit fees................................................       26,032
  Reports to shareholders...................................       22,841
  Amortization of organization expenses.....................       11,680
  Directors' fees...........................................        5,841
  Insurance expense.........................................        4,232
  Registration fees.........................................        4,333
  Other expenses............................................        7,553
                                                              -----------
     Total expenses before fee waivers......................    1,037,109
     Less: Fee waivers......................................     (268,092)
                                                              -----------
     Total expenses.........................................                    769,017
                                                                             ----------
Net Investment Income.......................................                  4,158,493
                                                                             ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                    495,596
  Net change in unrealized appreciation (depreciation) on
     investments............................................                  2,311,170
                                                                             ----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                  2,806,776
                                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $6,965,259
                                                                             ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  YEAR ENDED           YEAR ENDED
                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $   4,158,493         $  3,906,644
  Net realized gains (losses) on investment transactions....          495,596             (577,774)
  Net change in unrealized appreciation (depreciation) on
     investments............................................        2,311,170           (2,118,918)
                                                                -------------         ------------
     Net increase in net assets resulting from operations...        6,965,259            1,209,952
                                                                -------------         ------------
DISTRIBUTIONS TO INVESTOR CLASS
  From net investment income................................       (3,124,095)          (3,905,475)
DISTRIBUTIONS TO TRUST CLASS (A)
  From net investment income................................       (1,034,398)                  --
                                                                -------------         ------------
Total distributions to shareholders.........................       (4,158,493)          (3,905,475)
                                                                -------------         ------------
Capital Share Transactions
  Proceeds from shares issued...............................      126,708,115            9,672,959
  Dividends reinvested......................................          233,018              187,651
  Cost of shares redeemed...................................     (115,420,799)         (13,224,484)
                                                                -------------         ------------
  Net increase (decrease) in net assets from capital share
     transactions...........................................       11,520,334           (3,363,874)
                                                                -------------         ------------
Total increase (decrease) in Net Assets.....................       14,327,100           (6,059,397)

NET ASSETS
  Beginning of period.......................................       88,083,795           94,143,192
                                                                -------------         ------------
  End of period.............................................    $ 102,410,895         $ 88,083,795
                                                                =============         ============

SHARE TRANSACTIONS
  Issued....................................................       12,634,903              980,116
  Reinvested................................................           23,483               19,014
  Redeemed..................................................      (11,495,098)          (1,339,773)
                                                                -------------         ------------
  Change in shares..........................................        1,163,288             (340,643)
                                                                =============         ============

---------------
(a) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                     S&P/MOODY'S
                                                       RATINGS                MATURITY     PRINCIPAL        VALUE
                                                     (UNAUDITED)     RATE       DATE        AMOUNT        (NOTE 2)
                                                     -----------   --------   --------   -------------   -----------
MUNICIPAL BONDS -- 98.7%
ALABAMA -- 10.5%
  Columbia Industrial Development Board............  A/A2            4.50%*    10/1/22   $   2,400,000   $ 2,400,000
                                                                                                         -----------
NEW JERSEY -- 4.8%
  Morris County, GO................................  AAA/Aaa         6.50       8/1/02       1,000,000     1,101,250
                                                                                                         -----------
TENNESSEE -- 83.4%
  Chattanooga Public & Sewer Improvements, GO......  AA-/A1          7.75       8/1/01         550,000       616,688
  Hamilton County Industrial Development Board,
     Lease/Rent Revenue Bond, FGIC.................  AAA/Aaa         5.50       9/1/02         750,000       792,188
  Hamilton County Public School Improvements,
     Series A, GO, Callable 10/1/02 @ 102..........  NR/Aa2          5.50      10/1/04       1,000,000     1,070,000
  Johnson City Health & Educational Improvements,
     Revenue Bond, Prerefunded 7/1/01 @ 102,
     MBIA..........................................  AAA/Aaa         6.75       7/1/16       1,000,000     1,102,500
  Knox County, GO, Callable 4/1/03 @ 102...........  AA/Aa           6.50       4/1/04       1,000,000     1,121,250
  Madison County, GO...............................  NR/A1           4.40       4/1/02       1,015,000     1,023,881
  Memphis, GO......................................  AA/Aa2          6.00       7/1/03         500,000       543,125
  Memphis, GO......................................  AA/Aa           6.00      11/1/03         500,000       548,125
  Memphis, GO......................................  AA/Aa2          6.00       7/1/04       1,000,000     1,096,250
  Memphis Electrical System Revenue Refunding,
     Revenue Bond..................................  AA/Aa           5.80       1/1/03       1,000,000     1,071,250
  Metropolitan Government, Nashville & Davidson
     County Energy Production, Series A,
     Revenue Bond, Callable 7/1/07 @ 101, AMBAC....  AAA/Aaa         5.25       7/1/13       1,500,000     1,541,250
  Metropolitan Government, Nashville & Davidson
     County Energy Production Facilities, Revenue
     Bond, AMBAC...................................  AAA/Aaa         5.20       7/1/05       1,000,000     1,061,250
  Metropolitan Government, Nashville & Davidson
     County, TN Health & Education Facilities Board
     Revenue,
     The Vanderbilt University, Series A...........  AA/Aa3          6.00       7/1/07         625,000       700,781
  Metropolitan Nashville Airport Improvement,
     Revenue Bond, FGIC............................  AAA/Aaa         5.00**     7/1/02       1,000,000     1,033,750
  Shelby County Health, Education & Housing
     Facilities Board, Hospital Revenue Bond,
     Methodist Health Systems, Inc., MBIA..........  AAA/Aaa         6.25       8/1/07       1,500,000     1,713,749
  Shelby County Health, Education & Housing
     Facilities Board, Hospital Revenue Bond,
     Methodist Health Systems, Callable 8/1/07 @
     102, MBIA.....................................  AAA/Aaa         5.25       8/1/14         750,000       761,250
  Shelby County Refunded, Series B, GO.............  AA+/Aa2         5.00***    8/1/03       1,000,000     1,041,250
  Tennessee State, Series B, GO,
     Prerefunded 6/1/01 @ 102......................  AA+/Aaa         6.50       6/1/03       1,115,000     1,216,744
  Tennessee State Reference, Series C, GO..........  AA+/Aaa         5.00       3/1/05       1,000,000     1,047,500
                                                                                                         -----------
                                                                                                          19,102,781
                                                                                                         -----------
Total Municipal Bonds (Cost $22,302,745)........................                                          22,604,031
                                                                                                         -----------


                                                                             VALUE
                                                               SHARES      (NOTE 2)
                                                              ---------   -----------
REGULATED INVESTMENT COMPANIES -- 9.0%
  AIM Tax Free Money Market Fund............................  1,071,992     1,071,992
  Dreyfus Tax Free Money Market Fund........................    985,405       985,405
                                                                          -----------
Total Regulated Investment Companies (Cost $2,057,397)......                2,057,397
                                                                          -----------
TOTAL (COST $24,360,141) (A) -- 107.7%......................              $24,661,428
                                                                          ===========

---------------
Percentages indicated are based on net assets of $22,893,060.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

        Unrealized appreciation.............................  $309,338
        Unrealized depreciation.............................    (8,051)
                                                              --------
        Net unrealized depreciation.........................  $301,287
                                                              ========

  * Variable Rate Security. Rate represents rate in effect at December 31, 1997.

 ** When issued security.

*** Collateral for when issued security.

AMBAC = Insured by American Municipal Bond Assurance Corp.

FGIC = Insured by Financial Guaranty Insurance Corp.

GO = General Obligation

MBIA = Insured by Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $24,360,141)....  $24,661,428
  Interest receivable.......................................      391,578
  Deferred organization costs...............................        1,767
  Prepaid expenses and other assets.........................          890
                                                              -----------
Total assets................................................   25,055,663
                                                              -----------

LIABILITIES
  Distributions payable.....................................       76,494
  Payable for investment securities purchased...............    2,053,065
  Accrued expenses:
     Administration fees....................................          788
     Accounting fees........................................        3,966
     Custodian fees.........................................        2,819
     Legal fees.............................................       11,935
     Audit fees.............................................        9,489
     Other..................................................        4,047
                                                              -----------
Total liabilities...........................................    2,162,603
                                                              -----------

NET ASSETS
  Investor Shares...........................................  $22,893,060
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
  Investor Shares...........................................    2,259,099
                                                              ===========
NET ASSET VALUE
  Investor Shares -- redemption price per share.............       $10.13
                                                                   ------
  Investor Shares -- maximum sales charge...................         3.00%
                                                                   ------
  Investor Shares -- maximum sales charge per share
     (100%/(100% -- maximum sales charge)
     of net asset adjusted to nearest cent).................       $10.44
                                                                   ======

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     2,259
  Additional paid-in capital................................   22,584,308
  Net unrealized appreciation from investments..............      301,287*
  Accumulated net realized gains from investment
     transactions...........................................        5,206
                                                              -----------
Net Assets, December 31, 1997...............................  $22,893,060
                                                              ===========

---------------
* Represents sum of current period's unrealized appreciation plus common trust fund appreciation. See Note 7.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997 (a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................              $800,918
Dividends...................................................                34,832
                                                                          --------
Total Investment Income.....................................               835,750
Expenses
  Advisory fees.............................................  $  93,669
  Administration fees.......................................     28,101
  Distribution fees.........................................     46,847
  Custodian fees............................................     10,226
  Accounting fees...........................................     43,086
  Transfer agent fees and expenses..........................     18,871
  Legal fees................................................     16,836
  Audit fees................................................     15,523
  Reports to shareholders...................................      5,259
  Amortization of organization expenses.....................      1,824
  Directors' fees...........................................        912
  Insurance expense.........................................        795
  Registration fees.........................................      3,836
  Other expenses............................................        257
                                                              ---------
     Total expenses before fee waivers......................    286,042
     Less: Fee waivers......................................   (102,123)
                                                              ---------
     Total expenses.........................................               183,919
                                                                          --------
Net Investment Income.......................................               651,831
                                                                          --------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                 5,206
  Net change in unrealized appreciation (depreciation) on
     investments............................................               174,157
                                                                          --------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................               179,363
                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $831,194
                                                                          ========

---------------

(a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  PERIOD ENDED
                                                              DECEMBER 31, 1997 (a)
                                                              ---------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................       $   651,831
  Net realized gains (losses) on investment transactions....             5,206
  Net change in unrealized appreciation (depreciation) on
     investments............................................           174,157
                                                                   -----------
  Net increase in net assets resulting from operations......           831,194
                                                                   -----------

Distributions to Shareholders
  From net investment income................................          (651,831)
                                                                   -----------
Total distributions to shareholders.........................          (651,831)
                                                                   -----------

Capital Share Transactions
  Proceeds from shares issued...............................        28,464,155
  Dividends reinvested......................................                 6
  Cost of shares redeemed...................................        (5,750,464)
                                                                   -----------
  Net increase in net assets from capital share
     transactions...........................................        22,713,697
                                                                   -----------

Total increase (decrease) in Net Assets.....................        22,893,060

NET ASSETS
  Beginning of period.......................................                --
                                                                   -----------
  End of period.............................................       $22,893,060
                                                                   ===========

SHARE TRANSACTIONS
  Issued....................................................         2,833,470
  Reinvested................................................                 1
  Redeemed..................................................          (574,372)
                                                                   -----------
  Change in shares..........................................         2,259,099
                                                                   ===========

---------------

(a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc. (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising eleven portfolios. The accompanying financial statements and notes relate to the AmeriStar Prime Money Market Portfolio, the AmeriStar U.S. Treasury Money Market Portfolio, the AmeriStar Capital Growth Portfolio, the AmeriStar Dividend Growth Portfolio, the AmeriStar Core Income Portfolio, the AmeriStar Limited Duration Income Portfolio, the AmeriStar Limited Duration U.S. Government Portfolio, the AmeriStar Tennessee Tax Exempt Bond Portfolio and the AmeriStar Limited Duration Tennessee Tax Free Portfolio (together, the "Portfolios").

     The Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio both seek to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Prime Money Market Portfolio invests in short-term money market instruments consisting of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The U.S. Treasury Money Market Portfolio invests only in U.S. Treasury securities and in other securities guaranteed as the principal and interest by the U.S. Government. The Capital Growth Portfolio seeks to provide investors with capital growth by investing primarily in the equity securities of domestic issuers. The Dividend Growth Portfolio seeks to provide investors with current income and capital appreciation. This Portfolio will invest primarily in dividend-paying equity securities of domestic issuers that are expected to provide reasonable income and may have capital appreciation potential. The Core Income Portfolio seeks to provide investors with current income without assuming undue risk. This Portfolio will invest primarily in investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers. Under normal market conditions, the Core Income Portfolio will invest in a portfolio of securities, except when maintaining a temporary defensive position, that has an effective duration of 50% to 150% of that of the Merrill Lynch Corporate Government Master Index. The Limited Duration Income Portfolio seeks to provide investors with current income without assuming undue risk. This Portfolio will invest primarily in investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers. Under normal market conditions, the Limited Duration Income Portfolio will invest in a portfolio of securities that has a duration of less than four years. The Limited Duration U.S. Government Portfolio seeks to provide investors with high current income without assuming undue risk. This Portfolio will invest primarily in a portfolio of U.S. Government securities that, under normal market conditions, has an effective duration that approximates that of the Merrill Lynch Government 1 to 5 Year Bond Index. The Tennessee Tax Exempt Bond Portfolio seeks to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk. This Portfolio will invest primarily in investment grade Tennessee Municipal Obligations without regard to maturity. The Limited Duration Tennessee Tax Free Portfolio seeks to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk. This Portfolio will invest primarily in a portfolio of investment grade Tennessee Municipal Obligations that, under normal market conditions, has a duration of under five years and an effective average portfolio maturity ranging between three and five years.

     At December 31, 1997, the Portfolios were authorized to issue two classes of shares as follows: Investor Shares and Trust Shares. See Note 10 below. Investor Shares and Trust Shares are substantially the same, except that Investor Shares bear the fees that are payable under the plans adopted by the Fund's Board of Directors. Under the shareholder services plan (the "Shareholder Services Plan") for the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio (the "Money Market Portfolios"), fees are payable at an annual rate of 0.25% of each Money Market Portfolio's average daily net assets represented by Investor Shares. Under the plan adopted pursuant to Rule 12b-1 under the Act (the "Distribution Plan"), the Capital Growth Portfolio, Dividend Growth Portfolio, Core Income Portfolio, Limited Duration Income Portfolio, Limited Duration U.S. Government Portfolio, Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio (the "Variable Net Asset Value Portfolios") pay fees at an annual rate of 0.25% of each Variable Net Asset Value Portfolio's average daily net assets represented by Investor Shares. As of December 31, 1997, both the Limited Duration U.S. Government Portfolio and the Limited Duration Tennessee Tax Free Portfolio offered only Investor Shares.

     At December 31, 1997, there were 2.0 billion shares of the Money Market Portfolios' $0.001 par value common stock authorized, of which each Portfolio's shares are classified into Investor Shares (500 million shares authorized per Portfolio) and Trust Shares (500 million shares authorized per Portfolio). There were 3.5 billion shares of the Variable Net Asset Value

--------------------------------------------------------------------------------

Portfolios' $0.001 par value common stock authorized, of which each Portfolio's shares are classified into Investor Shares (250 million shares authorized per Portfolio) and Trust Shares (250 million shares authorized per Portfolio).

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A)  Security Valuation:

     The Money Market Portfolios' securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Money Market Portfolios may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

     The Variable Net Asset Value Portfolios' investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board of Directors. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Unit investment trusts are valued at the published unit value per share. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased more than 60 days to maturity, at their market value each day until the 61st day prior to maturity, and there after assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

B)  Security Transactions and Investment Income:

     Security transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. Dividend income is recorded on the ex-dividend date.

C)  Repurchase Agreements:

     The Portfolios' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

D)  Expenses:

     The Portfolios incurred certain costs in connection with their organization. These costs were deferred and are being amortized on a straight-line basis over five years from their commencement of operations. The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Direct expenses of a Portfolio are charged to that Portfolio while general Fund expenses are allocated among the Fund's respective portfolios based on the relative net assets of each Portfolio.

     At December 31, 1997, deferred organization costs were $16,788, $17,904 $7,413, $4,384, $15,804, $1,586, $15,712 and $1,767 for the Prime Money Market
Portfolio, U.S. Treasury Money Market Portfolio, Capital Growth Portfolio, Dividend Growth Portfolio, Limited Duration Income Portfolio, Limited Duration U.S. Government Portfolio, Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio, respectively.

--------------------------------------------------------------------------------

E)  Federal Income Taxes:

     For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that they distribute substantially all of their income to shareholders. Therefore, no federal income tax provision is required.

     For federal income tax purposes, the following Portfolios have capital loss carryovers as of December 31, 1997, which are available to offset future capital gains, if any, on securities transactions to the extent provided for in the
Code:

                                                               AMOUNT    EXPIRES
                                                              --------   -------
Prime Money Market Portfolio................................  $    889    2002
Prime Money Market Portfolio................................       149    2004
Prime Money Market Portfolio................................         9    2005
Core Income Portfolio.......................................    16,266    2004
Tennessee Tax Exempt Portfolio..............................    82,323    2002
Tennessee Tax Exempt Portfolio..............................   578,180    2004

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the fiscal year ending December 31, 1998. Prime Money Market Portfolio, Core Income Portfolio and Limited Duration U.S. Government Portfolio deferred such losses of $751, $21,821 and $1,547, respectively.

F)  Dividends and Distributions to Shareholders:

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly for the Prime Money Market Portfolio, U.S. Treasury Money Market Portfolio, Core Income Portfolio, Limited Duration Income Portfolio, Limited Duration U.S. Government Portfolio, Tennessee Tax Exempt Bond Portfolio and the Limited Duration Tennessee Tax Free Portfolio. Dividends are declared and paid quarterly for the Capital Growth Portfolio. Dividends are declared and paid monthly for the Dividend Growth Portfolio. For all Portfolios, distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Timing differences relating to shareholder distributions have been reclassified to paid-in-capital. These differences are primarily due to deferrals of certain losses and expiring capital loss carryovers.

G)  Other:

     Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees for the amounts of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended December 31, 1997, there were no reductions in custodian fees and expenses paid by third parties.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     First American National Bank ("First American") serves as the Portfolios' investment adviser. At December 31, 1997, Barnett Capital Advisors, Inc. ("Barnett") serves as the sub-investment adviser with respect to the Prime Money Market Portfolio. See Note 10 below. BISYS Fund Services Limited Partnership ("BISYS") serves as the Portfolios' administrator and distributor of the Portfolios' shares. BISYS is a subsidiary of The BISYS Group, Inc.

     As investment adviser, First American manages the investments of each Portfolio, supervises the sub-investment adviser with respect to the Prime Money Market Portfolio and is responsible for all purchases and sales of each Portfolio's investment securities.

     As sub-investment adviser, Barnett provides the day-to-day management of the Prime Money Market Portfolio's investments. For its services, the Prime Money Market Portfolio has agreed to pay Barnett a fee at an annual rate of 0.15% of the Prime Money Market Portfolio's average daily net assets. Such fees are accrued daily and paid monthly.

     As administrator, BISYS assists in supervising the operations of the Portfolios. For its services, BISYS is entitled to receive a fee at the annual rate of 0.10% of the average daily net assets of each Money Market Portfolio and 0.15% of the average daily net assets of each Variable Net Asset Value Portfolio.

--------------------------------------------------------------------------------

     Pursuant to the Shareholder Services Plan, the Money Market Portfolios pay BISYS for the provision of certain services to the holders of Investor Shares at an annual rate of 0.25% of the average daily net assets of the Money Market Portfolios' Investor Shares. The services provided may include personal services relating to shareholder accounts and services related to the maintenance of such shareholder accounts. BISYS may pay financial institutions, including the investment adviser, broker/dealers and other institutions in respect of these services.

     Pursuant to the Distribution Plan, each Variable Net Asset Value Portfolio pays BISYS for advertising, marketing and distributing such Portfolios' Investor Shares at an annual rate of 0.25% of the average daily net assets of such Investor Shares. BISYS may pay financial institutions, broker/dealers and other institutions, in respect of these services. For the year ended December 31, 1997, BISYS realized $28,514 from commissions on sales of Investor Shares of which $28,434 was allowed to affiliated broker/dealers of the Funds.

     Pursuant to the Fund Accounting Agreement, BISYS is entitled to receive a fee at the annual rate of 0.03% of the daily net assets of each Portfolio, provided, however, that such fee shall be subject to a minimum annual fee amount of $48,000 per Portfolio. Also, Portfolios having two or more classes of shares each having different net asset values or paying different daily dividends are subject to an additional annual fee of $10,000 per additional class per Portfolio.

     Information regarding these transactions for the year ended December 31, 1997 is as follows:

                                                      INVESTMENT ADVISORY FEES
                                                   -------------------------------
                                                    ANNUAL FEE AS A
                                                     PERCENTAGE OF        FEES        ADMINISTRATION     12b-1 FEES
                                                   AVERAGE DAILY NET   VOLUNTARILY   FEES VOLUNTARILY   VOLUNTARILY    ACCOUNTING
                                                        ASSETS           WAIVED           WAIVED           WAIVED        FEES*
                                                   -----------------   -----------   ----------------   ------------   ----------
Prime Money Market Portfolio.....................        0.25%          $     --         $    --          $     --      $58,258
U.S. Treasury Money Market Portfolio.............        0.25%                --              --                --       63,416
Capital Growth Portfolio.........................        0.65%           141,465              --           214,887       54,748
Dividend Growth Portfolio........................        0.65%            65,601              --            88,242       40,149
Core Income Portfolio............................        0.50%            55,665              --           120,300       51,469
Limited Duration Income Portfolio................        0.50%            72,002              --           192,875       47,343
Limited Duration U.S. Government Portfolio.......        0.50%            41,559          17,844            40,554       40,159
Tennessee Tax Exempt Bond Portfolio..............        0.50%            78,469              --           189,623       41,449
Limited Duration Tennessee Tax Free Portfolio....        0.50%            34,669          20,607            46,847       40,140

---------------

* Accounting fees do not include out-of-pocket expenses.

     Certain officers and Directors of the Fund are "affiliated persons" (as defined in the Act) of BISYS. Each "non-affiliated" Director receives an annual fee of $12,000 and a meeting fee of $1,500 per meeting for services relating to all the Portfolios constituting the Fund.

NOTE 4 -- SECURITIES TRANSACTIONS

     For the year ended December 31, 1997, the cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments) were as follows:

                                                               PURCHASES        SALES
                                                              ------------   ------------
Capital Growth Portfolio....................................  $168,037,290   $124,757,203
Dividend Growth Portfolio (a)...............................  $ 89,153,783   $ 48,291,070
Core Income Portfolio.......................................  $ 65,642,639   $ 33,959,785
Limited Duration Income Portfolio...........................  $ 42,224,609   $ 45,317,533
Limited Duration U.S. Government Portfolio (a)..............  $ 27,300,694   $  9,298,281
Tennessee Tax Exempt Bond Portfolio.........................  $252,538,427   $241,195,208
Limited Duration Tennessee Tax Free Portfolio (a)...........  $ 59,862,930   $ 37,401,431

---------------
(a) For the period from February 28, 1997(commencement of operations) through December 31, 1997.

NOTE 5 -- CONCENTRATION OF CREDIT RISK

     The Prime Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality U.S. dollar denominated money market instruments as disclosed in the Portfolio of Investments by security type. The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

     The Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio invest substantially all of their assets in a non-diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of

--------------------------------------------------------------------------------

Tennessee, its municipalities, counties and other taxing districts. The issuers' abilities to meet their obligations may be affected by Tennessee economic, regional and political developments.

     The Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio had the following concentrations by sector at December 31, 1997 (as a percentage of total investments):

                                                                               LIMITED DURATION
                                                                TENNESSEE         TENNESSEE
                                                                TAX EXEMPT         TAX FREE
                                                              BOND PORTFOLIO      PORTFOLIO
                                                              --------------   ----------------
General Obligations.........................................        48.7%             42.3%
Utilities...................................................        17.0%             24.6%
Health & Medical............................................        15.5%             14.5%
Educational.................................................        11.1%              2.9%
Transportation..............................................         4.1%              4.2%
Housing.....................................................         1.1%              3.2%
Others......................................................         1.6%               --
Cash and Cash
  Equivalents...............................................         0.9%              8.3%
                                                                  ------            ------
                                                                   100.0%            100.0%
                                                                  ======            ======

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

Transactions in shares in the multi-class Portfolios are summarized below:

                                                                                 U.S.
                                                                 PRIME         TREASURY
                                                                 MONEY          MONEY
                                                                 MARKET         MARKET
                                                               PORTFOLIO      PORTFOLIO
                                                              ------------   ------------
                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1997           1997
                                                              ------------   ------------
INVESTOR SHARES
  Shares issued.............................................  203,448,543     261,551,242
  Dividends reinvested......................................      357,816         107,555
  Shares redeemed...........................................  (170,480,515)  (262,902,182)
                                                              ------------   ------------
                                                               33,325,844      (1,243,385)
                                                              ============   ============
TRUST SHARES
  Shares issued.............................................  143,744,469     208,119,313
  Dividends reinvested......................................            1              --
  Shares redeemed...........................................  (165,455,650)  (203,642,569)
                                                              ------------   ------------
                                                              (21,711,180)      4,476,744
                                                              ============   ============
Net increase/(decrease).....................................   11,614,664       3,233,359
                                                              ============   ============

                                                                                                 DIVIDEND GROWTH
                                                                CAPITAL GROWTH PORTFOLIO            PORTFOLIO
                                                              ----------------------------   ------------------------
                                                                   FOR THE YEAR ENDED          FOR THE PERIOD ENDED
                                                                   DECEMBER 31, 1997          December 31, 1997 (b)
                                                              ----------------------------   ------------------------
                                                                 AMOUNT          SHARES        AMOUNT        SHARES
                                                              -------------   ------------   -----------   ----------
INVESTOR SHARES
  Shares issued.............................................  $ 101,329,579      6,860,600   $71,071,654    5,889,075
  Dividends reinvested......................................        250,838         19,516        58,646        5,646
  Shares redeemed...........................................   (179,442,673)   (11,141,321)  (80,669,327)  (5,857,248)
                                                              -------------   ------------   -----------   ----------
                                                              $ (77,862,256)    (4,261,205)  $(9,539,027)      37,473
                                                              =============   ============   ===========   ==========
TRUST SHARES (A)
  Shares issued.............................................  $ 147,332,294     10,167,911   $66,268,900    5,657,103
  Dividends reinvested......................................     19,050,221      1,504,756    10,029,575      983,212
  Shares redeemed...........................................     (6,416,169)      (500,054)     (952,168)     (85,923)
                                                              -------------   ------------   -----------   ----------
                                                              $ 159,966,346     11,172,613   $75,346,307    6,554,392
                                                              =============   ============   ===========   ==========
Net increase/(decrease).....................................  $  82,104,090      6,911,408   $65,807,280    6,591,865
                                                              =============   ============   ===========   ==========

--------------------------------------------------------------------------------

                                                                                                      LIMITED DURATION INCOME
                                                                   CORE INCOME PORTFOLIO                     PORTFOLIO
                                                              -------------------------------      -----------------------------
                                                                    FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                                     DECEMBER 31, 1997                   DECEMBER 31, 1997
                                                              -------------------------------      -----------------------------
                                                                 AMOUNT             SHARES            AMOUNT           SHARES
                                                              -------------      ------------      ------------      -----------
INVESTOR SHARES
  Shares issued.............................................  $  43,676,646         4,394,727      $ 18,061,691        1,811,625
  Dividends reinvested......................................      1,100,106           110,432         2,425,448          244,124
  Shares redeemed...........................................    (84,785,631)       (8,376,453)     (113,120,158)     (11,327,489)
                                                              -------------      ------------      ------------      -----------
                                                              $ (40,008,879)       (3,871,294)     $(92,633,019)      (9,271,740)
                                                              =============      ============      ============      ===========
TRUST SHARES (a)
  Shares issued.............................................  $  74,176,796         7,300,711      $ 97,264,930        9,730,880
  Dividends reinvested......................................        229,138            22,454           377,078           37,731
  Shares redeemed...........................................     (3,038,585)         (296,935)      (12,647,715)      (1,266,172)
                                                              -------------      ------------      ------------      -----------
                                                              $  71,367,349         7,026,230      $ 84,994,293        8,502,439
                                                              =============      ============      ============      ===========
  Net increase/(decrease)...................................  $  31,358,470         3,154,936      $ (7,638,726)        (769,301)
                                                              =============      ============      ============      ===========

---------------
(a) Trust Shares commenced operations on October 3, 1997
(b) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

                                                                     TENNESSEE TAX
                                                                 EXEMPT BOND PORTFOLIO
                                                              ---------------------------
                                                                  FOR THE YEAR ENDED
                                                                   DECEMBER 31, 1997
                                                              ---------------------------
                                                                 AMOUNT         SHARES
                                                              -------------   -----------
INVESTOR SHARES
  Shares issued.............................................  $  23,465,567     2,362,712
  Dividends reinvested......................................        208,184        21,009
  Shares redeemed...........................................   (111,627,908)  (11,118,420)
                                                              -------------   -----------
                                                              $ (87,954,157)   (8,734,699)
                                                              =============   ===========
TRUST SHARES (a)
  Shares issued.............................................  $ 103,242,548    10,272,191
  Dividends reinvested......................................         24,834         2,474
  Shares redeemed...........................................     (3,792,891)     (376,678)
                                                              -------------   -----------
                                                              $  99,474,491     9,897,987
                                                              =============   ===========
  Net increase/(decrease)...................................  $  11,520,334     1,163,288
                                                              =============   ===========

---------------
(a) Trust Shares commenced operations on October 3, 1997.

NOTE 7 -- COMMON TRUST CONVERSION

     On March 3, 1997, the Capital Growth Portfolio, Dividend Growth Portfolio, Core Income Portfolio, Limited Duration U.S. Government Portfolio, Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio issued shares to acquire all of the assets and liabilities of certain common trust funds of First American National Bank. The following is a summary of shares issued, net assets converted, net asset value per share and unrealized appreciation (depreciation) as of the conversion date (amounts in thousands, except per share amounts):

                                                                                 NET ASSET      UNREALIZED
                                                                         NET       VALUE       APPRECIATION
                                                              SHARES   ASSETS    PER SHARE    (DEPRECIATION)
                                                              ------   ------    ---------    --------------
Capital Growth Portfolio....................................  6,276    $73,749     $11.75        $20,169
Dividend Growth Portfolio...................................  5,499     54,987      10.00         12,302
Core Income Portfolio.......................................  3,314     32,904       9.93           (327)
Limited Duration U.S. Government Portfolio..................  1,993     19,925      10.00             27
Tennessee Tax Exempt Bond Portfolio.........................  1,679     16,624       9.90             78
Limited Duration Tennessee Tax Free Portfolio...............  2,105     21,050      10.00            127

--------------------------------------------------------------------------------

NOTE 8 -- ELIGIBLE DISTRIBUTIONS (UNAUDITED)

     The Fund designates the following eligible distributions for the dividends received deduction for corporations for the Fund's taxable year ended December 31, 1997.

Capital Growth Portfolio
  Investor Shares...........................................  $522,227
  Trust Shares..............................................  $399,118
Dividend Growth Portfolio
  Investor Shares...........................................  $560,629
  Trust Shares..............................................  $257,550

NOTE 9 -- EXEMPT-INTEREST INCOME DESIGNATION
       (UNAUDITED)

     The Fund designates the following exempt-interest dividends for the Fund's taxable year ended December 31, 1997.

Tennessee Tax Exempt Bond Portfolio
     Investor Shares........................................  $10,636,950
     Trust Shares...........................................  $ 3,521,929

Limited Duration Tennessee Tax Free Portfolio
     Investor Shares........................................  $   638,420

--------------------------------------------------------------------------------

     The percentage break-down of the exempt-interest income by state for the Tennessee Tax Exempt Bond Portfolio and the Limited Duration Tennessee Tax Free for the taxable year ended December 31, 1997 were as follows:

                                                                                 LIMITED
                                                                                DURATION
                                                              TENNESSEE TAX   TENNESSEE TAX
                                                               EXEMPT BOND        FREE
                                                              -------------   -------------
Alabama.....................................................         --            0.20%
Alaska......................................................       0.77%             --
Arizona.....................................................       0.14%             --
Arkansas....................................................       1.00%             --
Connecticut.................................................       0.05%             --
Florida.....................................................       0.66%             --
Georgia.....................................................       3.39%           0.64%
Illinois....................................................       0.29%             --
Kentucky....................................................       3.52%             --
Maryland....................................................       0.33%             --
Massachusetts...............................................       0.31%             --
Michigan....................................................       0.76%             --
Minnesota...................................................       0.75%             --
Mississippi.................................................       0.38%             --
Missouri....................................................       0.07%             --
New Jersey..................................................       0.30%           2.14%
New York....................................................       0.27%           0.02%
North Carolina..............................................       0.90%             --
Oklahoma....................................................       0.44%             --
Oregon......................................................       0.18%             --
Pennsylvania................................................       0.47%             --
South Carolina..............................................       1.00%           0.05%
Tennessee...................................................      78.54%          96.95%
Texas.......................................................       2.25%             --
Utah........................................................       0.42%             --
Virginia....................................................       1.02%             --
Washington..................................................       0.54%             --
Wisconsin...................................................       1.25%             --
                                                                 ------          ------
                                                                 100.00%         100.00%
                                                                 ======          ======

NOTE 10--SUBSEQUENT EVENTS

Effective January 30, 1998, the sub-investment advisory agreement among the funds, First American and Barnett was terminated and First American assumed the day-to-day management of the Prime Money Market Portfolio's investments.

As of January 30, 1998, the Variable Net Asset Value Portfolios were authorized to issue an additional class of shares -- Class B Shares -- and the Portfolios' Investor Shares were redesignated Class A Shares. It is anticipated that the Prime Money Market Portfolio will by authorized to issue Class B Shares by March 1998. The U.S. Treasury Money Market Portfolio currently will not offer Class B Shares.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                YEAR ENDED           YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                             DECEMBER 31, 1997    DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994*
                                            -------------------   -----------------   -----------------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD......        $  1.00              $  1.00             $  1.00             $  1.00
                                                  -------              -------             -------             -------
Income from investment operations:
  Net investment income...................          0.048                0.048               0.054               0.031
Less distributions:
  Net investment income...................         (0.048)              (0.048)             (0.054)             (0.031)
                                                  -------              -------             -------             -------
NET ASSET VALUE, END OF PERIOD............        $  1.00              $  1.00             $  1.00             $  1.00
                                                  -------              -------             -------             -------
Total Return..............................           4.90%                4.88%               5.51%               3.13%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).......        $56,163              $22,836             $63,919             $82,351
  Ratio of expenses to average net
     assets...............................           0.87%                0.68%               0.65%               0.63%(b)
  Ratio of net investment income to
     average net assets...................           4.82%                4.83%               5.37%               4.00%(b)
  Ratio of expenses to average net
     assets**.............................           0.87%(c)             0.86%               0.90%               0.93%(b)
  Ratio of net investment income to
     average net assets**.................           4.82%(c)             4.65%               5.12%               3.76%(b)

---------------
  * For the period March 29, 1994 (commencement of operations) through December 31, 1994.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) There were no fee waivers or expense reimbursements for this fund during this period.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               YEAR ENDED         PERIOD ENDED
                                                              DECEMBER 31,        DECEMBER 31,
                                                                  1997                1996*
                                                              ------------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $  1.00             $  1.00
                                                                 -------             -------
Income from investment operations:
  Net investment income.....................................       0.051               0.024
                                                                 -------             -------
Less distributions:
  Net investment income.....................................      (0.051)             (0.024)
                                                                 -------             -------
NET ASSET VALUE, END OF PERIOD..............................     $  1.00             $  1.00
                                                                 =======             =======
Total Return................................................        5.17%               2.46%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................     $26,389             $48,101
  Ratio of expenses to average net assets...................        0.62%               0.65%(b)
  Ratio of net investment income to average net assets......        5.05%               4.86%(b)
  Ratio of expenses to average net assets**.................        0.62%               0.65%(b)
  Ratio of net investment income to average net assets**....        5.05%               4.86%(b)

---------------
  * For the period from July 1, 1996 (commencement of operations) through December 31, 1996.

 ** There were no fee waivers or expense reimbursements for this fund.

 (a) Not annualized.

 (b) Annualized.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               YEAR ENDED          YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                            DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994*
                                            -----------------   -----------------   -----------------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD......       $  1.00             $  1.00            $   1.00             $   1.00
                                                 -------             -------            --------             --------
Income from investment operations:
  Net investment income...................         0.047               0.047               0.053                0.030
                                                 -------             -------            --------             --------
Less distributions:
  Net investment income...................        (0.047)             (0.047)             (0.053)              (0.030)
                                                 -------             -------            --------             --------
NET ASSET VALUE, END OF PERIOD............       $  1.00             $  1.00            $   1.00             $   1.00
                                                 =======             =======            ========             ========
Total Return..............................          4.78%               4.78%               5.41%                3.01%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).......       $77,065             $78,308            $168,430             $139,715
  Ratio of expenses to average net
     assets...............................          0.75%               0.56%               0.50%                0.54%(b)
  Ratio of net investment income to
     average net assets...................          4.68%               4.72%               5.28%                4.02%(b)
  Ratio of expenses to average net
     assets**.............................          0.75%(c)            0.74%               0.75%                0.83%(b)
  Ratio of net investment income to
     average net assets**.................          4.68%(c)            4.54%               5.03%                3.73%(b)

---------------
 * For the period from March 29, 1994 (commencement of operations) through December 31, 1994.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) There were no fee waivers or expense reimbursements for this fund during this period.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED           PERIOD ENDED
                                                              DECEMBER 31, 1997    DECEMBER 31, 1996*
                                                              -----------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $   1.00              $   1.00
                                                                  --------              --------
Income from investment operations:
  Net investment income.....................................         0.049                 0.024
                                                                  --------              --------
Less distributions:
  Net investment income.....................................        (0.049)               (0.024)
                                                                  --------              --------
NET ASSET VALUE, END OF PERIOD..............................      $   1.00              $   1.00
                                                                  ========              ========
Total Return................................................          5.05%                 2.43%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $114,175              $109,698
  Ratio of expenses to average net assets...................          0.50%                 0.52%(b)
  Ratio of net investment income to average net assets......          4.94%                 4.78%(b)
  Ratio of expenses to average net assets**.................          0.50%                 0.52%(b)
  Ratio of net investment income to average net assets**....          4.94%                 4.78%(b)

---------------
 * For the period from July 1, 1996 (commencement of operations) through December 31, 1996.

**  There were no fee waivers or expense reimbursements for this fund.

(a) Not annualized.

(b) Annualized.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED           PERIOD ENDED
                                                              DECEMBER 31, 1997    DECEMBER 31, 1996*
                                                              -----------------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 11.32               $ 10.00
                                                                   -------               -------
Income from investment operations:
  Net investment income.....................................          0.06                    --
  Net realized and unrealized gains on securities
     transactions...........................................          3.40                  1.32
                                                                   -------               -------
  Net income from investment operations.....................          3.46                  1.32
                                                                   -------               -------
Less distributions:
  Net investment income.....................................         (0.06)                   --
  Net realized gains........................................         (1.92)                   --
                                                                   -------               -------
Net change in net asset value...............................          1.48                  1.32
                                                                   -------               -------
NET ASSET VALUE, END OF PERIOD..............................       $ 12.80               $ 11.32
                                                                   =======               =======
Total Return (excluding sales charge).......................         30.79%                13.20%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $   858               $49,008
  Ratio of expenses to average net assets...................          0.93%                 1.20%(b)
  Ratio of net investment income to average net assets......          0.42%                (0.02)%(b)
  Ratio of expenses to average net assets**.................          1.18%                 1.39%(b)
  Ratio of net investment income to average net assets**....          0.17%                (0.21)%(b)
  Portfolio Turnover (c)....................................           116%                   69%
  Average Commission rate paid (d)..........................       $0.0800               $0.0838

---------------
  * For the period from April 1, 1996 (commencement of operations) through December 31, 1996.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $  14.51
                                                                   --------
Income from investment operations:
  Net investment income.....................................           0.02
  Net realized and unrealized gains (losses) on securities
     transactions...........................................           0.10
                                                                   --------
  Net income from investment operations.....................           0.12
                                                                   --------
Less distributions:
  Net investment income.....................................          (0.02)
  Net realized gains........................................          (1.92)
                                                                   --------
Net change in net asset value...............................          (1.82)
                                                                   --------
NET ASSET VALUE, END OF PERIOD..............................       $  12.69
                                                                   ========

Total Return (excluding sales charge).......................           0.88%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $141,761
  Ratio of expenses to average net assets...................           0.58%(b)
  Ratio of net investment income to average net assets......           0.80%(b)
  Ratio of expenses to average net assets**.................           0.99%(b)
  Ratio of net investment income to average net assets**....           0.39%(b)
  Portfolio Turnover (c)....................................            116%
  Average Commission rate paid (d)..........................       $ 0.0800

---------------
  * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.00
                                                                   -------
Income from investment operations:
  Net investment income.....................................          0.65
  Net realized and unrealized gains on securities
     transactions...........................................          1.71
                                                                   -------
  Net income from investment operations.....................          2.36
                                                                   -------
Less distributions:
  Net investment income.....................................         (0.19)
  Net realized gains........................................         (1.80)
                                                                   -------
Net change in net asset value...............................          0.37
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.37
                                                                   =======
Total Return (excluding sales charge).......................         24.20%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $   388
  Ratio of expenses to average net assets...................          1.06%(b)
  Ratio of net investment income to average net assets......          2.11%(b)
  Ratio of expenses to average net assets**.................          1.31%(b)
  Ratio of net investment income to average net assets**....          1.86%(b)
  Portfolio Turnover(c).....................................            86%
  Average commission rate paid(d)...........................       $0.0934

---------------
 * For period from February 28, 1997 (commencement of operations) through December 31, 1997.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 11.73
                                                                   -------
Income from investment operations:
  Net investment income.....................................          0.06
  Net realized and unrealized gains (losses) on securities
     transactions...........................................          0.44
                                                                   -------
  Net income from investment operations.....................          0.50
                                                                   -------
Less distributions:
  Net investment income.....................................         (0.06)
  Net realized gains........................................         (1.80)
                                                                   -------
Total distributions.........................................         (1.86)
                                                                   -------
Net change in net asset value...............................         (1.36)
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.37
                                                                   =======

Total Return (excluding sales charge).......................          4.62%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $67,949
  Ratio of expenses to average net assets...................          0.68%(b)
  Ratio of net investment income to average net assets......          2.15%(b)
  Ratio of expenses to average net assets**.................          1.09%(b)
  Ratio of net investment income to average net assets**....          1.74%(b)
  Portfolio Turnover (c)....................................            86%
  Average commission rate paid (d)..........................       $0.0934

---------------
 * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME MARKET PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED          PERIOD ENDED
                                                              DECEMBER 31, 1997   DECEMBER 31, 1996*
                                                              -----------------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.00             $ 10.00
                                                                   -------             -------
Income from investment operations:
  Net investment income.....................................          0.58                0.40
  Net realized and unrealized gains on securities
     transactions...........................................          0.26                  --
                                                                   -------             -------
  Net income from investment operations.....................          0.84                0.40
                                                                   -------             -------
Less distributions:
  Net investment income.....................................         (0.59)              (0.40)
                                                                   -------             -------
Net change in net asset value...............................          0.25                0.00
                                                                   -------             -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.25             $ 10.00
                                                                   =======             =======
Total Return (excluding sales charge).......................          8.66%               4.12%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $    95             $38,815
  Ratio of expenses to average net assets...................          0.87%               1.13%(b)
  Ratio of net investment income to average net assets......          5.74%               5.37%(b)
  Ratio of expenses to average net assets**.................          1.12%               1.32%(b)
  Ratio of net investment income to average net assets**....          5.49%               5.18%(b)
  Portfolio Turnover (c)....................................            56%                 65%

---------------
 * For the period from April 1, 1996 (commencement of operations) through December 31, 1996.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME MARKET PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.16
                                                                   -------
Income from investment operations:
  Net investment income.....................................          0.16
  Net realized and unrealized gains (losses) on securities
     transactions...........................................          0.09
                                                                   -------
  Net income from investment operations.....................          0.25
                                                                   -------
Less distributions:
  Net investment income.....................................         (0.16)
                                                                   -------
Net change in net asset value...............................          0.09
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.25
                                                                   =======
Total Return (excluding sales charge).......................          2.45%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $71,991
  Ratio of expenses to average net assets...................          0.60%(b)
  Ratio of net investment income to average net assets......          6.28%(b)
  Ratio of expenses to average net assets**.................          0.92%(b)
  Ratio of net investment income to average net assets**....          5.96%(b)
  Portfolio Turnover (c)....................................            56%

---------------
 * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 YEAR ENDED          YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                              DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994*
                                              -----------------   -----------------   -----------------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........       $  9.96             $ 10.13            $   9.66             $ 10.00
                                                   -------             -------            --------             -------

Income from investment operations:
  Net investment income.....................          0.59                0.58                0.59                0.38
  Net realized and unrealized gains (losses)
     on securities transactions.............          0.04               (0.16)               0.47               (0.34)
                                                   -------             -------            --------             -------
  Net income from investment operations.....          0.63                0.42                1.06                0.04
                                                   -------             -------            --------             -------
Less distributions:
  Net investment income.....................         (0.59)              (0.58)              (0.59)              (0.38)
  Net realized gains........................         (0.01)              (0.01)                 --                  --
                                                   -------             -------            --------             -------
Net change in net asset value...............          0.03               (0.17)               0.47               (0.34)
                                                   -------             -------            --------             -------
NET ASSET VALUE, END OF PERIOD..............       $  9.99             $  9.96            $  10.13             $  9.66
                                                   =======             =======            ========             =======

Total Return (excluding sales charge).......          6.47%               4.28%              11.20%               0.42%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........       $ 5,894             $98,197            $103,382             $93,189
  Ratio of expenses to average net assets...          0.83%               0.83%               0.87%               0.83%(b)
  Ratio of net investment income to average
     net assets.............................          5.92%               5.84%               5.89%               5.27%(b)
  Ratio of expenses to average net
     assets**...............................          1.09%               1.08%               1.12%               1.28%(b)
  Ratio of net investment income to average
     net assets**...........................          5.66%               5.59%               5.64%               4.82%(b)
  Portfolio Turnover (c)....................            45%                 51%                 28%                  6%

---------------
 * For the period from March 28, 1994 (commencement of operations) through December 31, 1994.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.00
                                                                   -------
Income from investment operations:
  Net investment income.....................................          0.15
  Net realized and unrealized gains (losses) on securities
     transactions...........................................         (0.01)
                                                                   -------
  Net income from investment operations.....................          0.14
                                                                   -------
Less distributions:
  Net investment income.....................................         (0.15)
  Net realized gains........................................         (0.01)
                                                                   -------
Net change in net asset value...............................         (0.02)
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $  9.98
                                                                   =======

Total Return (excluding sales charge).......................          1.36%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $84,886
  Ratio of expenses to average net assets...................          0.56%(b)
  Ratio of net investment income to average net assets......          6.08%(b)
  Ratio of expenses to average net assets**.................          0.87%(b)
  Ratio of net investment income to average net assets**....          5.77%(b)
  Portfolio Turnover (c)....................................            45%

---------------
  * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.00
                                                                   -------
Income from investment operations:
  Net investment income.....................................          0.42
  Net realized and unrealized gains on securities
     transactions...........................................          0.12
                                                                   -------
  Net income from investment operations.....................          0.54
                                                                   -------
Less distributions:
  Net investment income.....................................         (0.42)
                                                                   -------
Net change in net asset value...............................          0.12
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.12
                                                                   =======
Total Return (excluding sales charge).......................          5.54%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $20,103
  Ratio of expenses to average net assets...................          1.00%(b)
  Ratio of net investment income to average net assets......          5.34%(b)
  Ratio of expenses to average net assets**.................          1.62%(b)
  Ratio of net investment income to average net assets**....          4.72%(b)
  Portfolio Turnover........................................            52%

---------------
  * For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          YEAR ENDED          YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                       DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994*
                                       -----------------   -----------------   -----------------   ------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................       $  9.90             $ 10.19             $  9.40             $ 10.00
                                            -------             -------             -------             -------
Income from investment operations:
  Net investment income..............          0.44                0.42                0.45                0.34
  Net realized and unrealized gains
     (losses) on securities
     transactions....................          0.25               (0.29)               0.79               (0.60)
                                            -------             -------             -------             -------
  Net income (loss) from investment
     operations......................          0.69                0.13                1.24               (0.26)
                                            -------             -------             -------             -------
Less distributions:
  Net investment income..............         (0.41)              (0.42)              (0.45)              (0.34)
                                            -------             -------             -------             -------
Net change in net asset value........          0.28               (0.29)               0.79               (0.60)
                                            -------             -------             -------             -------
NET ASSET VALUE, END OF PERIOD.......       $ 10.18             $  9.90             $ 10.19             $  9.40
                                            =======             =======             =======             =======

Total Return (excluding sales
  charge)............................          7.13%               1.39%              13.40%              (2.63)%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
     (000's).........................       $ 1,669             $88,084             $94,143             $86,127
  Ratio of expenses to average net
     assets..........................          0.84%               0.86%               0.87%               0.82%(b)
  Ratio of net investment income to
     average net assets..............          4.13%               4.29%               4.52%               4.61%(b)
  Ratio of expenses to average net
     assets**........................          1.09%               1.11%               1.12%               1.18%(b)
  Ratio of net investment income to
     average net assets**............          3.88%               4.04%               4.27%               4.25%(b)
  Portfolio Turnover (c).............           253%                219%                188%               0.41%

---------------
  * For the period from March 28, 1994 (commencement of operations) through December 31, 1994.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $  10.05
Income from investment operations:..........................             --
  Net investment income.....................................           0.10
  Net realized and unrealized gains (losses) on securities
     transactions...........................................           0.13
                                                                   --------
  Net income from investment operations.....................           0.23
                                                                   --------
Less distributions:
  Net investment income.....................................          (0.10)
                                                                   --------
Net change in net asset value...............................           0.13
                                                                   --------
NET ASSET VALUE, END OF PERIOD..............................       $  10.18
                                                                   ========
Total Return (excluding sales charge).......................           2.35%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $100,742
  Ratio of expenses to average net assets...................           0.56%(b)
  Ratio of net investment income to average net assets......           4.22%(b)
  Ratio of expenses to average net assets**.................           0.87%(b)
  Ratio of net investment income to average net assets**....           3.91%(b)
  Portfolio Turnover (c)....................................            253%

---------------
  * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.00
                                                                   -------
Income from investment operations:
  Net investment income.....................................          0.29
  Net realized and unrealized gains on securities
     transactions...........................................          0.13
                                                                   -------
  Net income from investment operations.....................          0.42
                                                                   -------
Less distributions:
  Net investment income.....................................         (0.29)
                                                                   -------
Net change in net asset value...............................          0.13
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.13
                                                                   =======

Total Return (excluding sales charge).......................          4.26%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $22,893
  Ratio of expenses to average net assets...................          0.98%(b)
  Ratio of net investment income to average net assets......          3.48%(b)
  Ratio of expenses to average net assets**.................          1.52%(b)
  Ratio of net investment income to average net assets**....          2.94%(b)
  Portfolio Turnover........................................           179%

---------------

  * For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
The Infinity Mutual Funds, Inc.--
The AmeriStar Mutual Funds:

We have audited the accompanying statements of assets and liabilities of The Infinity Mutual Funds, Inc. -- The AmeriStar Mutual Funds (AmeriStar Money Market Portfolio, AmeriStar U.S. Treasury Money Market Portfolio, AmeriStar Capital Growth Portfolio, AmeriStar Dividend Growth Portfolio, AmeriStar Limited Duration U.S. Government Portfolio, AmeriStar Limited Duration Income Portfolio, AmeriStar Limited Duration Tennessee Tax Free Portfolio, AmeriStar Core Income Portfolio, and AmeriStar Tennessee Tax Exempt Bond Portfolio) including the schedules of portfolio investments, as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Infinity Mutual Funds, Inc.'s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1997, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios comprising The Infinity Mutual Funds, Inc. at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                             KPMG Peat Marwick LLP

Columbus, Ohio
February 20, 1998


                         THE INFINITY MUTUAL FUNDS, INC.


                             AMERISTAR MUTUAL FUNDS
                    3435 Stelzer Road * Columbus, Ohio 43219

                               INVESTMENT ADVISER
                          First American National Bank
                 315 Deaderick Street * Nashville, TN 37237-0401

                                 ADMINISTRATOR
                     BISYS Fund Services Limited Partnership
                      3435 Stelzer Road * Columbus, OH 43219

                                   DISTRIBUTOR
                     BISYS Fund Services Limited Partnership
                      3435 Stelzer Road * Columbus, OH 43219

                                    CUSTODIAN
                              The Bank of New York
                    90 Washington Street * New York, NY 10286

                   TRANSFER AGENT & DIVIDEND DISBURSING AGENT
                               BISYS Fund Services
                      3435 Stelzer Road * Columbus, OH 43219


                    BISYS Fund Services Limited Partnership
                    is the Portfolios' distributor and is
                    unaffiliated with First American
                    National Bank, the Portfolios' adviser.

                    Investments in the Portfolios are
                    neither guaranteed by nor obligations of First American National Bank or any other bank and are not insured by the FDIC or any other government agency. Investments in mutual funds involve risk, including the possible loss of principal. This material must be preceded or accompanied by a current prospectus.


                          [AMERISTAR MUTUAL FUNDS LOGO]

                               HELPING PEOPLE PLAN
                           FOR A BRIGHTER FUTURE. (SM)

760007                                                               2/98

                                                   BULK RATE
                                                 U.S. POSTAGE
                                                     PAID
                                                 COLUMBUS, OH
                                                PERMIT NO. 688

                         [AMERISTAR MUTUAL FUNDS LOGO]

                          [EYE IN PYRAMID BACKGROUND]


                                AMERISTAR PRIME
                             MONEY MARKET PORTFOLIO

                            AMERISTAR U.S. TREASURY
                             MONEY MARKET PORTFOLIO

                               AMERISTAR CAPITAL
                                GROWTH PORTFOLIO

                               AMERISTAR DIVIDEND
                                GROWTH PORTFOLIO


                               SEMI-ANNUAL REPORT

                                 AMERISTAR CORE
                                INCOME PORTFOLIO

                               AMERISTAR LIMITED
                           DURATION INCOME PORTFOLIO

                           AMERISTAR LIMITED DURATION
                           U.S. GOVERNMENT PORTFOLIO

                            AMERISTAR TENNESSEE TAX
                             EXEMPT BOND PORTFOLIO

                           AMERISTAR LIMITED DURATION
                          TENNESSEE TAX FREE PORTFOLIO

                                 JUNE 30, 1998

    FUND FACTS

         The AmeriStar Funds provide shareholders with a variety of features to make investing in the Portfolios easy, convenient and manageable.

             ------------------------------------------------------------------------------------------
             AMERISTAR FUND FEATURES       AMERISTAR FUND BENEFITS

             PROFESSIONAL INVESTMENT       The investment managers at First American National Bank are
             MANAGEMENT                    experienced investment professionals who oversee the
                                           investments in each mutual fund.
             ------------------------------------------------------------------------------------------
             LOW MINIMUM INVESTMENT        Initial investments in the Portfolios can be as low as
                                           $1,000.

             DEDICATED CUSTOMER            Account information is available from helpful
             SERVICE                       representatives. Just call 1-800-852-0045.
             ------------------------------------------------------------------------------------------
             AUTOMATIC INVESTMENTS         Investments can be made once or twice a month with automatic transfers from your checking account to your Portfolio
                                           account.

             DOLLAR COST AVERAGING         Dollar Cost Averaging is a means of investing by which you invest a fixed dollar amount on a consistent basis. You
                                           invest whether the financial markets are high or low. As a result, you buy more shares when prices are low and fewer
                                           when prices are high. In this way, you can achieve a lower average cost per share.*
             ------------------------------------------------------------------------------------------
             AUTOMATIC WITHDRAWALS         Automatic withdrawals from your Portfolio account can be
                                           made and credited to any account you designate.

             FREE EXCHANGE PRIVILEGES      Shares of a Portfolio can be exchanged into shares of other
                                           AmeriStar Portfolios at no cost.**
             ------------------------------------------------------------------------------------------
             REGULAR, INFORMATIVE          You will receive account statements after each transaction,
             STATEMENTS AND REPORTS        plus regular financial reports highlighting performance and investment strategies.

             DIVIDEND REINVESTMENT         Dividend income and capital gains can be reinvested
                                           automatically in additional shares of a Portfolio.
             ------------------------------------------------------------------------------------------
             DAILY REDEMPTIONS             Shares are redeemable each business day (at the net asset
                                           value per share, which may be worth more or less than your original cost, next determined after receipt of your
                                           redemption request) by mail, telephone or bank wire.

             *  Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. You should consider your financial ability to continue your investment program during periods of extreme share price fluctuations.
             ** Exchange privileges may be modified or discontinued by the Portfolios at any time. Upon redemption, shares may be worth more or less than their original cost.
                HELPING PEOPLE PLAN FOR A BRIGHTER FUTURE.(SM)


LETTER FROM THE CHIEF INVESTMENT OFFICER
--------------------------------------------------------------------------------

To Our Shareholders:

I am pleased to send you the AmeriStar Mutual Funds' semi-annual report for the six months ended June 30, 1998, a period that saw stocks soar to new levels. Bond investors also enjoyed returns that were healthy by historical standards, especially when measured against the tame level of inflation we experienced during the period.

In January, we introduced Class B shares to our fund family. Unlike our traditional Class A shares, which carry front-end sales charges, the Class B shares come with a deferred load, also known as a "contingent deferred sales charge or CDSC." We feel that Class B shares are ideal for long-term shareholders.

STOCKS PROVED THAT BIG WAS BETTER

As 1998 began, we felt that the stock market would rotate away from large-cap stocks and toward mid- and small-cap issues. We believed that larger stocks were fundamentally overvalued relative to the smaller names in the market. Our feeling was that smaller stocks -- by that, I mean issues with market capitalizations of less than $5 billion -- were somewhat sheltered from the problems in Asia, and that investors would appreciate the relative merits of these stocks.

However, this scenario simply didn't play out. Instead, a huge flow of money continued to pour into an extremely narrow group of very large stocks. Investors preferred companies they believed would continue to generate consistently high earnings growth for years to come. Foreign players, in particular, focused on the market's most recognizable names. Fleeing economic turmoil in Asia and elsewhere, these investors felt comfortable only with the most familiar companies, and they pushed price-to-earnings multiples and other valuation measures to extraordinarily high -- some would say dangerous -- levels.

History suggests that these large-cap stocks could be ripe for a fall, but that's been the case for some time, and market historians have made little money in recent years. Consequently, we've decided not to "fight the tape," and we've returned to a strategy of investing in what we perceive to be the best of the large-cap stocks. For the time being, liquidity, rather than stocks' underlying fundamentals or valuations, is driving the market. The lion's share of this liquidity is being driven through the large caps.

BONDS DEPENDED ON THE KINDNESS OF NUMBERS

For the period as a whole, fixed-income investors enjoyed relatively high returns that were enhanced by continued low inflation. The yield on the bellwether 30-year Treasury bond fell about 30 basis points (0.30%), which supported moderately higher bond prices. Overall, the yield curve flattened dramatically, with shorter-term rates remaining very steady. This was mostly due to the Federal Reserve Board's (the Fed) decision not to lower the fed funds rate, the rate banks charge one another for overnight loans. So we saw a situation in which market forces drove long-term rates down, while the Fed kept short-term rates artificially high. With inflation virtually nonexistent, our fixed-income shareholders experienced "real returns" (total return minus inflation) that were generous by historical standards.

If long-term interest rates continue to decline, investment in capital goods and building activity could be stimulated. The housing market, for example, could continue to power up. Our sense is that the Fed doesn't want that to happen; they're looking to cool off the economy to some degree. Therefore, the Fed is not likely to lower short-term rates. This suggests that the yield curve could stay in its current, flat position, which typically has been a precursor to slower economic growth.

Asia remains the wildest of wild cards. The problems in Asia have had a negative effect on the earnings of many companies with overseas customers. However, we believe that Asia is also being used as an excuse for bad management decisions, or for the normal ebbs and flows of the economic cycle.

Still, we're concerned about Japan, which seems unable or unwilling to do what's necessary to right its economy. Japan's government has taken some measures in recent months to mollify critics in the United States and China, but these actions may prove to be more cosmetic than substantive. Despite the fact that the prime minister was forced to resign from office in early July, it's possible that Japan will continue to suffer, at least in the banking sector, in the near term.

All in all, we think that the climate for stocks and bonds is neutral over the next six months. There are some underlying forces that remain positive for investments, including the aging of the population and the move toward saving for retirement, and a federal government that is as stable as any in the world. For those and other reasons, we believe that money will continue to flow into our markets. Frankly, we're surprised that stocks have risen as much as they have this year. As previously mentioned, we're not going to fight that upward momentum, and we intend to remain as fully invested as possible.

We thank you for your support and look forward to serving your investment needs in the months and years to come.

Sincerely,

/s/ Frederick S. Crown Jr.
Frederick S. Crown Jr., CFA
Chief Investment Officer


                        SHARON BROWN                       DONALD F. TURK, CFA
                        Portfolio Manager                  Portfolio Manager
                        Prime Money Market                 U.S. Treasury Money
[Brown Photo]           Portfolio+          [Turk Photo]   Market Portfolio+

 INVESTMENT GOAL
 The AmeriStar Money Market Portfolios seek to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each Portfolio seeks its objective by investing in:
 PRIME MONEY MARKET PORTFOLIO -- A broad range of U.S. Government, bank and corporate short-term, money-market obligations.
 U.S. TREASURY MONEY MARKET PORTFOLIO -- U.S. Treasury securities, other obligations that are guaranteed as to principal and interest by the U.S. Government and related repurchase agreements.

Q. WHAT FACTORS AFFECTED THE PERFORMANCE OF THE MONEY MARKET FUNDS?

A. For the last six months, Treasury bill rates were very stable. From January into April, the 3-month T-bill rate drifted within a fairly tight range of 5.10%-5.22%. Then, from April through the end of June, the rate stayed within an equally narrow range of 5.03%-5.15%. This was a direct consequence of the Federal Reserve's keeping the fed funds rate (the rate banks charge one another for overnight loans) artificially high at 5.5%.

As of June 30, 1998, the average maturity of the Prime Money Market Portfolio was 9 days; for the U.S. Treasury Money Market Portfolio, it was 52 days.

With the Prime Money Market Portfolio, there was no enticement to go out long on the yield curve. With the commercial (corporate) paper that is bought by the Portfolio, we were being offered yields on the short end that were within five basis points (0.05%) of longer debt. It made more sense to us to stick with shorter paper and stay as liquid as possible.

With the U.S. Treasury Money Market Portfolio, we were concerned about a downtrend in interest rates. Consequently, during the period, we made appropriate adjustments to the Portfolio's average maturity, and to the type of debt we held. The Fund has maintained Standard & Poor's highest quality rating of AAA over the reporting period.*

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?

A. We do not believe the Fed will change the fed funds rate, which should leave the money markets steady. We will buy short-term paper when it makes sense to do so and also buy longer-term debt when we can get sufficiently high yields. As always, remaining liquid for our shareholders will be a priority.

---------------
* The Fund is rated AAA by Standard & Poor's. This rating is historical and is based upon the Fund's credit quality, market exposure and management. It signifies that the Fund's safety is excellent and that it has a superior capacity to maintain a $1.00 net asset value per share.

+ An investment in the AmeriStar Money Market Portfolios is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there is no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

                        CHARLES WINGER
                        Portfolio Manager
                        Capital Growth
[Winger Photo]          Portfolio

---------------------------------------------------------------
---------------------------------------------------------------
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with the potential to achieve long-term capital growth by investing primarily in the equity securities of domestic issuers whose earnings are growing faster than the economy as a whole. It invests primarily in large U.S. companies with market capitalizations of at least $500 million. The Portfolio is suitable for investors who are investing for the long term and are comfortable assuming the additional risk of investing in stocks in exchange for potentially higher total returns.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING THE PERIOD?

A. Despite some volatility, we had a good first half of the year, relative to historical returns. For the six months ended June 30, 1998, the Portfolio's total return was 14.22% (Class A Shares at NAV).* In comparison, the Lipper Growth Fund Index was up 15.57%, and the Standard & Poor's 500 Index rose 17.72%. The Lipper Growth Fund Index is an index of managed funds that is generally representative of growth stock funds. The S&P 500 is an unmanaged index that is considered to be generally representative of the U.S. stock market as a whole.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. In the first quarter of 1998, we were overweighed in health care and technology; both sectors performed quite well and helped our performance. However, in April and May, we became concerned with valuation levels and took a defensive posture. We raised cash and reduced some of our positions in health care and technology, two sectors that continued to move upward. We also bought into the energy sector. Unfortunately, it turned out to be a bad time for energy stocks, and the Portfolio suffered as a result. The best way to put it is, we got out of sync with the market. But we righted ourselves and ended up having a satisfactory period.**

Q. DID YOU CHANGE YOUR FUNDAMENTAL STRATEGY?

A. No, our fundamental investment themes remain the same. We still like productivity enhancement, which means we believe in technology. We still like financial services and domestic growth companies. For example, we added Dollar General (1.23% of the Portfolio), a discount merchandise retailer and Lowe's Companies (1.89%), a distributor of building materials and supplies. These are growth companies that have little or no exposure to foreign markets; their earnings may not be hurt by the problems in Asia.**

Q. WHAT OTHER STOCKS DO YOU PARTICULARLY LIKE?

A. We are still overweighed in technology and health care. Dell Computer (2.3% of the Portfolio) has performed very well for us. We still like Cisco Systems (3.1%); it has been among our favorite stocks for some time. Also, Microsoft (1.8%) remains a leader in its industry and Lucent Technologies (2.6%) has been a big performer for us in 1998. In health care, two new names in our Portfolio are Warner-Lambert (2.6%) and Schering-Plough (2.6%).**

Also, at the beginning of the year, we had 25%-30% of our assets invested in the mid-cap sector (stocks with market capitalization of less than $8 billion). Those stocks significantly underperformed the market, and we reduced our position to less than 10% of the Portfolio in mid-caps.**

Q. WHAT'S YOUR OUTLOOK FOR THE REMAINDER OF 1998?

A. We are very concerned with the valuation levels in the market. But being cautious has not paid off in this bull market. Interest rates are still low, and corporate earnings are coming through okay. We are not ready to abandon stocks.

---------------
 * Including the 4.75% sales load, the Portfolio's return was 8.78%, year to date; 22.49%, 1-year; 18.33%, 5-year; and 14.33%, for the 10-year period.

** The Portfolio composition is subject to change.

                        JAY BAUMGARDNER
                        Portfolio Manager
                        Dividend Growth
[Baumgardner Photo]     Portfolio

---------------------------------------------------------------
---------------------------------------------------------------
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with current income and capital appreciation. The Portfolio invests primarily in dividend-paying equity securities of domestic issuers that are expected to provide reasonable income and may have capital appreciation potential.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING THE PERIOD?

A. We had a very good period relative to our benchmark. For the six months ended June 30, 1998, the Portfolio's total return was 12.66% (Class A Shares at NAV).* In comparison, the Lipper Equity Income Index rose 9.59%. The Lipper Equity Income Index is an index of managed funds that is generally representative of funds that invest more than 60% of assets in equities.

We were very satisfied with the Portfolio's total return. As noted above, our Investment Goal stresses current income as well as capital appreciation. Therefore, such outperformance rewarded our shareholders handsomely.

Q. WHAT FACTORS LED TO THESE STRONG RETURNS?

A. We continued to do well with two of our three primary sectors: financial stocks and utilities. Our energy holdings didn't fare quite as well, however. In the first six months of 1998, oil prices plummeted from $18-$20 a barrel to $12-$13 a barrel. But despite problems with oil stocks, we more than made up ground in other areas. For example, we had great success in the consumer staples, health care and technology sectors especially those companies that were not affected by the "Asian contagion." The key factor driving each of those areas was consistent, reliable earnings. Food companies such as Heinz (1.8% of the Portfolio) and Best Foods (2.2%), along with consumer product companies such as Procter & Gamble (2.2%) and Colgate Palmolive (2.3%), continued to charge right along. In technology, one of our best stocks was Automatic Data Processing (2.6%), a payroll processing firm that had very little exposure in Asia. The stock was up more than 20% during the period. We also benefited from the drop in interest rates and continued low inflation. This environment was ideal for financial and utility stocks, which represented a significant portion of our Portfolio.**

Q. WHAT OTHER STOCKS PERFORMED WELL FOR YOU?

A. We were very happy with the performance of Wal-Mart (1.0% of the Portfolio), which rose nearly 60% during the period. We were attracted to the stock because it's a retailer--we were looking to expand our presence in the retail sector--the company has been a consistent earnings grower and its foreign exposure is relatively small. Also, Gannett (2.7%), the publisher of USA Today and other papers, continued to deliver solid returns. As with Wal-Mart, Gannett has a domestic orientation and delivers consistent earnings growth. The company also has profited from flat newsprint prices, newsprint being its largest cost component.**

Q. WITH THE PORTFOLIO'S IMPRESSIVE CAPITAL APPRECIATION, HAVE YOU BEEN ABLE TO MAINTAIN AN ABOVE-AVERAGE YIELD FOR SHAREHOLDERS?

A. Yes. As of June 30, the Portfolio's dividend yield was 2.3%, versus just 1.4% for the S&P 500. We received significant yield from our utility holdings and the real estate investment trusts (REITs) in the Portfolio. After several years of strong performance, REITs underperformed during the period, due to some negative stories in the media and skeptical investor psychology. But we believe the real estate sector is still very viable, and we expect to be rewarded for our patience.**

Q. WHAT IS YOUR STRATEGY FOR THE NEXT SIX MONTHS?

A. Although we wouldn't be surprised to see the U.S. economy slow down, it still looks solid compared to the rest of the world. The kinds of companies we focus on are not necessarily dependent on a growing economy; they're not cyclical in nature. Asia may continue to be a drag throughout the world, but if you own Wal-Mart, you may not be terribly concerned about economic conditions in, say, Japan. We anticipate stable interest rates and benign inflation--all of which bodes well for a portfolio such as ours. And if oil prices begin to rise, we're confident our energy holdings will do very well.

---------------
 * Including the 4.75% sales load, the Portfolio's return was 7.28%, year to date; 20.29%, 1-year; 15.12%, 5-year; and 13.92%, for the 10-year period.

** The Portfolio's composition is subject to change.


                        DONALD F. TURK, CFA
                        Portfolio Manager
                        Core Income
[Turk Photo]            Portfolio

---------------------------------------------------------------
---------------------------------------------------------------
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with current income without assuming undue risk. It invests primarily in investment-grade, U.S. dollar-denominated, fixed-income securities of domestic and foreign issuers with maturities of any length. The Portfolio is suitable for investors seeking regular monthly income without undue risk to principal.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING THE FIRST HALF OF 1998?

A. Despite some volatility in the market, the Portfolio performed very well during the period. For the six months ended June 30, 1998, the Portfolio produced a total return of 3.93% (Class A Shares at NAV).* In comparison, the Merrill Lynch Corporate/Government Master Index, an unmanaged benchmark, produced a total return of 4.24%. The Merrill Lynch Corporate/Government Index is generally representative of U.S. Treasury and Agency bonds and investment-grade corporate bonds.

It is also important to recognize income yield to shareholders. As of June 30, 1998, the Portfolio's 30-day SEC yield was 5.00% (Class A Shares at NAV)**, compared to 5.89% at the end of 1997. The yield percentage is annualized. We achieved our objectives while maintaining an average credit quality of AA- (rated by Standard & Poor's). As of June 30, 1998, the Portfolio's average maturity was 11.4 years.***

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. As the period progressed, corporate spreads widened, largely due to fears caused by the situation in Asia and the decision by many investors to favor super-safe Treasury bonds. (Corporate spreads are the additional yield provided by a corporate bond over a Treasury bond of similar maturity. Spreads often widen when the demand for a class of security, such as corporate paper, is lower than the demand for another security, such as Treasury debt.) Also, as interest rates declined, the prepayments on our limited holdings of mortgage-backed securities increased, resulting in slightly fewer high-yielding instruments in our Portfolio.

Q. WITH ALL THIS MOVEMENT IN THE MARKET, WHAT STRATEGIES DID YOU EMPLOY TO HELP YOU MEET YOUR OBJECTIVES?

A. First, we extended the Portfolio's average weighted maturity from 11.2 years at the end of December to 11.4 years at the end of June. Second, to increase income to shareholders, we sold some of our lower-yielding Treasury securities and replaced them with higher-yielding corporate paper. For example, we moved from Treasury securities of 2026 into AA-rated Consolidated Natural Gas Bonds of 2027 (2.1% of the Portfolio), which added 63 basis points (0.63%) in yield. And third, we increased our use of callable bonds. Although callable bonds can be redeemed before maturity by the issuer, this move enabled us to maintain the same approximate maturity as with our noncallable bonds, while increasing interest income significantly. To illustrate, we bought Xerox Credit 7.5% bonds due in 2012 (0.6% of the Portfolio); these bonds are callable in 1999, but still increased yield by 2.26% over Treasury securities that come due in 1999. We are very sensitive to the fact that our shareholders are focused on current income, and we took prudent steps to boost yield while maintaining the relative stability of the Portfolio.***

As of June 30, 1998, 79% of the Portfolio was invested in corporate paper, with a total of 21% invested in Treasury, government agency and pass-through securities.***

Q. WHAT IS YOUR OUTLOOK?

A. We continue to be positive on the bond market, though we feel most of the downtrend in yields is behind us. Over the next six months, the yield on the 30-year Treasury bond should remain within a range of 5.5%-6.0%. Looking ahead into 1999, we expect the yield to dip below 5%. However, the largest wild card is Asia, especially with regard to the state of the Japanese financial industry. The trouble in Japan is far from over, and that could have a major impact on the U.S. economy and our markets.

---------------
  * Including the 3.00% sales load, the Portfolio's return was 0.78%, year to date; 7.23%, 1-year; 5.03%, 5-year; and 7.34%, for the 10-year period.

 ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/or reimbursements not been in effect, the 30-day SEC yield would have been lower.

*** The Portfolio composition is subject to change.


                        DONALD F. TURK, CFA
                        Portfolio Manager
                        Limited Duration
[Turk Photo]            Income Portfolio

---------------------------------------------------------------
---------------------------------------------------------------
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with current income without assuming undue risk. It invests primarily in investment-grade, U.S. dollar-denominated, fixed-income securities of domestic and foreign issuers that generally have a duration of under four years. This Portfolio is suitable for investors seeking regular monthly income without undue risk to principal.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING THE FIRST HALF OF 1998?

A. The Portfolio performed well during the period. For the six months ended June 30, 1998, the Portfolio produced a total return of 2.74% (Class A Shares at NAV).* In comparison, the Merrill Lynch 1-5 Year Corporate/Government Index, an unmanaged benchmark, produced a total return of 3.19%. The index is a broad performance measure of bonds with maturities in the one-to-five-year range.

It is also important to recognize income yield to shareholders. As of June 30, 1998, the Portfolio's 30-day SEC yield was 5.00% (Class A Shares at NAV)**, compared to 5.92% at the end of 1997. The yield percentage is annualized. We achieved our objectives while maintaining an average credit quality of AA (rated by Standard & Poor's). As of June 30, 1998, the Portfolio's average maturity was
3.0 years.***

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. As the period progressed, corporate spreads widened, largely due to fears caused by the situation in Asia and the decision by many investors to favor super-safe Treasury bonds. (Corporate spreads are the additional yield provided by a corporate bond over a Treasury bond of similar maturity. Spreads often widen when the demand for a class of security, such as corporate paper, is lower than the demand for another security, such as Treasury debt.) Also, as interest rates declined, the prepayments on our limited holdings of mortgage-backed securities increased, resulting in slightly fewer high-yielding instruments in the Portfolio.

The short end of the yield curve was very flat, and, in fact, was slightly inverted at times during the period. (An inverted yield curve results when securities with shorter maturities offer higher yields than securities with longer maturities.) This was due partly to the fact that the Federal Reserve kept the fed funds rate "artificially" high, and partly to the widening of spreads. Consequently, some of the short-maturity paper we held didn't appreciate in value as much as we expected.

Q. WHAT STRATEGIES DID YOU EMPLOY?

A. We took prudent measures to boost yield for our shareholders while preserving the relative stability of the Portfolio. First, we continued to maintain the Portfolio's average maturity at about 3 years throughout the period. Second, we increased our use of callable agency bonds, which helped us maintain the same approximate maturity, while increasing interest income significantly. For example, we bought Federal Home Loan Mortgage Corporation 6.75% notes that mature in 2008 (2.2% of the Portfolio); these notes are callable in 1999, but still increased yield by 1.46% over Treasury securities that come due in 1999. Third, we sold lower-yielding Treasury securities and replaced them with higher-yielding corporate paper. To illustrate, we moved some money from Treasury securities into SCANA Corp. 6.25% notes due in 2003 (2.2%). SCANA is the solid, A-rated parent of South Carolina Electric and Gas, and the paper yields 75 basis points (0.75%) more than similar Treasury notes.***

As of June 30, 1998, 63% of the Portfolio was invested in corporate paper, with a total of 37% invested in Treasury, agency and pass-through securities.

Q. WHAT IS YOUR OUTLOOK?

A. The key question to consider is: What will the Fed do? It appears to us that, unless the economy has a huge, unexpected spurt, the Fed will not raise the fed funds rate. In that case, the bond market should be in pretty good shape, barring widespread selling by foreign investors. Over the next six months, the yield on the 30-year Treasury bond should remain within a range of 5.5%-6.0%. Looking ahead into 1999, we expect the yield to dip below 5%.***

---------------
  * Including the 3.00% sales load, the Portfolio's return was -0.35%, year to date; 3.44%, 1-year; 4.48%, 5-year; and 6.41%, for the 10-year period.

 ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/or reimbursements not been in effect, the 30-day SEC yield would have been lower.

*** The Portfolio's composition is subject to change.



                        DONALD F. TURK
                        Portfolio Manager
                        Limited Duration
                        U.S. Government
[Turk Photo]            Portfolio

---------------------------------------------------------------
---------------------------------------------------------------
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with high current income without assuming undue risk. The Portfolio will invest primarily in a portfolio of U.S. Government securities that, under normal market conditions, has a duration that approximates that of the Merrill Lynch 1-5 Year Government Bond Index.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING THE FIRST HALF OF 1998?

A. The Portfolio did very well during the period. For the six months ended June 30, 1998, the Portfolio produced a total return of 2.74% (Class A Shares at NAV).* In comparison, the Merrill Lynch 1-5 Year Government Bond Index, an unmanaged benchmark, produced a total return of 3.19%. The index is a broad performance measure of government bonds with maturities in the one-to-five-year range.

It is also important to recognize income yield to shareholders. As of June 30, 1998, the Portfolio's 30-day SEC yield was 4.99% (Class A Shares at NAV)**, compared to 5.92% at the end of 1997. The yield percentage is annualized. We achieved our objectives while maintaining an average credit quality of AAA (as rated by Standard & Poor's). As of June 30, 1998, the Portfolio's average maturity was 3.4 years.***

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. The short end of the yield curve was very flat, and, in fact, was slightly inverted at times during the period. (An inverted yield curve results when securities with shorter maturities offer higher yields than securities with longer maturities.) This was due partly to the fact that the Federal Reserve kept the fed funds rate "artificially" high, and partly to the widening of spreads between Treasury and corporate debt. Consequently, some of the short-maturity paper we held didn't appreciate in value as much as we expected. Also, as interest rates declined, the prepayments on our limited holdings of mortgage-backed securities increased, resulting in slightly fewer high-yielding instruments in the Portfolio.

Q. WHAT STRATEGIES DID YOU EMPLOY?

A. We took prudent measures to generate more yield for our shareholders while preserving the relative stability of the Portfolio. First, we extended the Portfolio's average maturity from 3.1 years at the end of December to 3.4 years at the end of June. Second, we increased our use of callable agency bonds. This enabled us to maintain the same approximate maturity, but boosted our interest income significantly. For example, we sold a position in Treasury notes and used the proceeds to buy Federal Home Loan Bank notes due in 2007 (3.8% of the Portfolio). These notes are callable in 1999, but still offer 54 basis points (0.54%) more yield than Treasury securities that come due in 1999. We believe this was a great opportunity for us; the notes come with virtually no risk of default and offer a greater spread than we could find in the riskier, corporate market.***

As of June 30, 1998, 45% of the Portfolio was invested in Treasury securities, with 51% invested in government agencies and pass-through securities.***

Q. WHAT IS YOUR OUTLOOK?

A. Basically, the economy keeps rolling along in an accommodating environment of stable interest rates and low inflation. A key question to consider is: What will the Fed do? It appears to us that, unless the economy has a huge, unexpected spurt, the Fed will not raise the fed funds rate. In that case, the bond market should be in pretty good shape, barring widespread selling by foreign investors. Over the next six months, the yield on the 30-year Treasury bond should remain within a range of 5.5%-6.0%. Looking ahead into 1999, we expect the yield to dip below 5%, which would be good for virtually all types of bonds.***

---------------
   * Including the 3.00% sales load, the Portfolio's return was -0.32%, year to date; 3.45%, 1-year; 3.93%, 5-year; and 6.42%, for the 10-year period.

  ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/ or reimbursements not been in effect, the 30-day SEC yield would have been lower.

 *** The Portfolio's composition is subject to change.


                        SHARON BROWN
                        Portfolio Manager
                        Tennessee
                        Tax Exempt
[Brown Photo]           Bond Portfolio

---------------------------------------------------------------
 INVESTMENT GOAL

 The Portfolio seeks to provide investors with current income exempt from Federal and Tennessee state income taxes without assuming undue risk. The Portfolio invests primarily in investment-grade Tennessee municipal obligations, and is suitable for Tennessee residents seeking monthly income exempt from both federal and Tennessee personal income taxes.+ The Portfolio affords greater diversification and liquidity than most investors would achieve by purchasing municipal securities directly.
---------------------------------------------------------------

Q. HOW DID THE PORTFOLIO PERFORM DURING THE PERIOD?

A. For the six months ended June 30, 1998, the Portfolio produced a total return of 1.17% (Class A Shares at NAV).* In comparison, the Portfolio's unmanaged benchmark, the Lipper States Intermediate Municipal Index, produced a total return of 2.19%. (The index is a broad performance measure of municipal bonds with intermediate-term maturities.)

It is also important to recognize income yield to shareholders. As of June 30, 1998, the Portfolio's 30-day SEC yield was 3.11% (Class A Shares at NAV).** For investors in the 36% federal income tax bracket, that is equivalent to a taxable yield of 4.86%. The yield percentage is annualized.

We achieved our objectives while maintaining an average credit quality of Aa (rated by Moody's) and AA (rated by Standard & Poor's). As of June 30, 1998, the Portfolio's average maturity was 8.9 years.***

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. We saw a good bit of supply come into the market. The period included a new fiscal year for many municipalities and other government entities; this is a time when issuers traditionally begin a new borrowing cycle.

For most of the period, municipal bonds in general underperformed Treasury bonds, which turned in a particularly strong performance. This variance was due partly to the amount of supply in the municipal market and partly to the fact that many fixed-income investors continued to show an interest in the equity market. With stocks soaring the last three years, many long-time bond investors may have felt that equities offered a better risk-reward tradeoff.

The only significant move we made was a concerted effort to bring this to be an all-Tennessee fund; we sold most of our out-of-state holdings and used the proceeds to buy Tennessee municipals. Even though our prospectus allows us to invest up to 35% of the Portfolio in out-of-state bonds, the vast majority of our shareholders are residents of Tennessee, and we wanted to give them the greatest possible tax advantage.

Q. WHAT ARE A FEW OF YOUR FAVORITE BONDS IN THE PORTFOLIO?

A. One of our favorite bonds has been Memphis 6.25%, due 2009 (2.1% of the Portfolio). This is a noncallable bond, so we're getting an attractive yield guaranteed for 11 years. On the longer end of the market, we like the Hamilton County 5.10%, due 2024 (1.7%). We bought these bonds at a discount, and as interest rates fell during the period, the bonds gained in value.***

Q. WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 1998?

A. We don't see a whole lot of change going on in the municipal market for the rest of the year. We're going to still be faced with a healthy amount of supply. We feel the 30-year Treasury bond is going to remain in a trading range of 5.5%-6.0%, and while municipals don't move in lockstep with Treasuries, they key off moves in the Treasury market. So we don't foresee a lot of volatility. We're pretty comfortable with the composition of our Portfolio.***

---------------
  + Some investors may be subject to the federal alternative minimum tax and to certain state and local taxes.

  * Including the 3.00% sales load, the Portfolio's return was -1.82%, year to date; 3.55%, 1-year; 2.77%, 5-year; and 5.07%, for the 10-year period.

 ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/or reimbursements not been in effect, the 30-day SEC yield would have been lower.

*** The Portfolio's composition is subject to change.


                        SHARON BROWN
                        Portfolio Manager
                        Limited Duration
                        Tennessee Tax Free
[Brown Photo]           Portfolio

---------------------------------------------------------------
 INVESTMENT GOAL
 The Portfolio seeks to provide investors with current income exempt from Federal and Tennessee state income taxes without assuming undue risk+. The Portfolio invests primarily in investment-grade Tennessee Municipal Obligation Bonds that generally have a duration of under five years, producing an effective average portfolio maturity ranging between three and five years.
---------------------------------------------------------------
Q. HOW DID THE PORTFOLIO PERFORM DURING 1997?

A. For the six months ended June 30, 1998, the Portfolio produced a total return of 1.40% (Class A Shares at NAV).* In comparison, the Portfolio's unmanaged benchmark, the Lehman Brothers Municipal 1-5 Year Index, produced a total return of 2.3%, while Lipper states that the Short Intermediate Municipal Debt Index 6 month return was 1.96%. The index is a broad performance measure of municipal bonds with short-term maturities.

It is also important to recognize income yield to shareholders. As of June 30, 1998, the Portfolio's 30-day SEC yield was 3.11% (Class A Shares at NAV).** For investors in the 36% federal income tax bracket, that is equivalent to a taxable yield of 4.83%. The yield percentage is annualized.

We achieved our objectives while maintaining an average credit quality of Aa (rated by Moody's) and AA (rated by Standard & Poor's). As of June 30, 1998, the Portfolio's average maturity was 4.6 years.***

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. We saw a good bit of supply come into the market. The period included a new fiscal year for many municipalities and other government entities; this is a time when issuers traditionally begin a new borrowing cycle.

The yield curve continued to flatten during the period. We saw rates on the shorter end of the yield curve, where we mostly operate, come down more sharply than on the longer end of the curve. This was due in part to the Federal Reserve's decision to keep the fed funds rate (the rate banks charge one another for overnight loans) at an artificially high 5.5%. Demand on the short end tended to keep up with supply; the short end didn't underperform, relative to Treasuries, as much as the longer end of the market.

Q. WHAT ARE A FEW OF YOUR FAVORITE BONDS IN THE PORTFOLIO?

A. We like Metro Nashville Davidson County 6.25%, due 2001 (4.4% of the Portfolio). This is almost a four-year piece of paper with a good coupon. On the long end of the yield curve is a bond we've had for quite a while: Knoxville 7.25%, due 2008 (5.0%). We've held this issue for its current yield and the coupon. Sometime in the next few years we might see a need to change into a longer bond with the same coupon or rearrange the Portfolio to protect our yield. But for right now, this bond is adding very nicely to the Portfolio's yield.***

Q. WHAT IS YOUR OUTLOOK FOR 1998?

A. We don't see a whole lot of change going on in the municipal market for the rest of the year. We're going to still be faced with a healthy amount of supply. If the Fed were to juggle the fed funds rate around, obviously that would have an effect on a Portfolio such as ours. But we don't anticipate such a move and feel that our end of the market should remain steady. We're pretty comfortable with the composition of our Portfolio.***

---------------
  + Some investors may be subject to the federal alternative minimum tax and to certain state and local taxes.

  * Including the 3.00% sales load, the Portfolio's return was -1.61%, year to date; 1.92%, 1-year; 2.69%, 5-year; and 4.62%, for the 10-year period.

 ** During the period, certain expenses were voluntarily waived and/or reimbursed. Had these waivers and/or reimbursements not been in effect, the 30-day SEC yield would have been lower.

*** The Portfolio's composition is subject to change.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         AMORTIZED
                                                    MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                      RATINGS       RATE       DATE        AMOUNT         (NOTE 2)
                                                    -----------   --------   --------   -------------   ------------
BANK NOTES -- 1.8%
  AMEX Centurian..................................  P1/A1           5.71%*    7/13/98   $   3,000,000   $  3,000,635
                                                                                                        ------------
Total Bank Notes (Cost $3,000,635)................                                                         3,000,635
                                                                                                        ------------
CERTIFICATES OF DEPOSIT -- 2.4%
DOMESTIC -- 2.4%
  CS First Boston.................................  P1/A1           5.74*      7/7/98       4,000,000      4,000,000
                                                                                                        ------------
Total Certificates of Deposit (Cost $4,000,000)...                                                         4,000,000
                                                                                                        ------------
COMMERCIAL PAPER -- 59.2%
  Banca CRT Finance...............................  P1/A1           5.58**     7/6/98       5,000,000      4,996,160
  Bank One Funding................................  P1/A1+          5.55**    7/21/98       5,000,000      4,984,694
  Banque et d'Epargne de L'Etat...................  P1/A1+          5.55**     7/7/98       5,000,000      4,995,417
  Bil North America Inc Bank Luxemborg............  P1/A1+          5.54**    7/28/98       5,000,000      4,979,375
  British Telecommunication PLC...................  P1/A1+          6.05**     7/1/98       5,000,000      5,000,000
  Caisse Centrale.................................  P1/A1+          5.55**    7/17/98       5,000,000      4,987,778
  Check Point Charley, Inc........................  P1/A1           5.60**     7/8/98       5,000,000      4,994,594
  Commonwealth Bank of Australia..................  P1/A1+          5.55**    7/17/98       5,000,000      4,987,733
  Cooperative Tractor A...........................  P1/A1+          5.96**     7/2/98       7,000,000      6,998,844
  Deutsche Bank...................................  P1/A1+          5.52**     7/6/98       5,000,000      4,996,201
  Ford Motor Co...................................  P1/A1           5.68**     7/2/98       5,000,000      4,999,213
  General Motors..................................  P1/A1           5.67**     7/2/98       5,000,000      4,999,214
  Halifax Building Society........................  P1/A1           5.69**     7/2/98       5,000,000      4,999,211
  KFW International Finance.......................  P1/A1+          6.10**     7/2/98       6,900,000      6,898,831
  Lloyds Bank PLC.................................  P1/A1+          5.51**    8/14/98       5,000,000      4,966,633
  Nordbanken......................................  P1/A1           5.55**    7/17/98       5,000,000      4,987,778
  PHH Corp........................................  P1/A1           5.72**    7/27/98       5,000,000      4,979,525
  Svenska Handelsbanken...........................  P1/A1           5.53**     7/6/98       5,000,000      4,996,194
  Thunder Bay.....................................  P1/A1           5.61**    7/21/98       3,000,000      2,990,733
                                                                                                        ------------
Total Commercial Paper (Cost $96,738,128).........                                                        96,738,128
                                                                                                        ------------
CORPORATE OBLIGATIONS -- 4.9%
  CTN Trust, Series 1, MTN (b)....................  P1/A1           6.01*      7/2/98       4,000,000      4,002,398
  Merrill Lynch & Co, MTN.........................  P1/A1+          5.72*      7/7/98       4,000,000      4,000,000
                                                                                                        ------------
Total Corporate Obligations (Cost $8,002,398).....                                                         8,002,398
                                                                                                        ------------
U.S. GOVERNMENT AGENCY SECURITIES -- 10.4%
FEDERAL HOME LOAN BANK -- 3.1%
  Federal Home Loan Bank..........................                  5.58*      7/1/98       5,000,000      4,998,328
                                                                                                        ------------
FEDERAL NATIONAL MORTGAGE ASSOC -- 4.2%
  Federal National Mortgage Assoc.................                  5.60*      7/7/98       5,000,000      4,999,516
  Federal National Mortgage Assoc.................                  5.35*     9/14/98       2,000,000      1,998,680
                                                                                                        ------------
                                                                                                           6,998,196
                                                                                                        ------------

                                                                                                         AMORTIZED
                                                    MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                      RATINGS       RATE       DATE     AMOUNT/SHARES     (NOTE 2)
                                                    -----------   --------   --------   -------------   ------------
STUDENT LOAN MARKETING ASSOC. -- 3.1%
  Student Loan Marketing Association..............                  5.34%*     7/7/98   $   5,000,000   $  4,994,244
                                                                                                        ------------
Total U.S. Government Agency Securities (Cost
  $16,990,768)....................................                                                        16,990,768
                                                                                                        ------------
REPURCHASE AGREEMENTS -- 21.5%
  Goldman Sachs, dated 6/30/98, with a maturity
     value of $35,271,924 (Collateralized by
     $38,530,577 Federal National Mortgage Assoc.,
     6.46%, 5/18/28, fair value -- 36,324,431)....                  5.60       7/1/98      35,266,438     35,266,438
                                                                                                        ------------
Total Repurchase Agreements (Cost $35,266,438)....                                                        35,266,438
                                                                                                        ------------
MONEY MARKET FUNDS -- 0.0%
  Bank of New York Cash Reserve Money Market
     Fund.........................................                                              1,016          1,016
                                                                                                        ------------
Total Money Market Funds (Cost $1,016)............                                                             1,016
                                                                                                        ------------
TOTAL INVESTMENTS (COST $163,999,383)
  (a) -- 100.2%...................................                                                       163,999,383
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)...                                                          (293,856)
                                                                                                        ------------
TOTAL NET ASSETS -- 100.0%........................                                                      $163,705,527
                                                                                                        ============

---------------
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Directors.
* Variable rate security. Rate represents rate in effect at June 30, 1998. Maturity date reflects the next rate change date.
**  Yield effective at purchase.

PLC - Public Limited Company

MTN - Medium Term Note

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $128,732,945
  Repurchase agreements, at amortized cost..................    35,266,438
                                                              ------------
     Total Investments......................................   163,999,383
  Interest receivable.......................................       291,393
  Receivable for capital shares issued......................        17,421
  Deferred organization costs...............................        10,134
  Prepaid expenses and other assets.........................         6,504
                                                              ------------
Total assets................................................   164,324,835
                                                              ------------
LIABILITIES
  Distributions payable.....................................       519,631
  Payable for capital shares redeemed.......................        18,738
  Accrued expenses:
     Advisory fees..........................................        26,369
     Administration fees....................................        10,547
     Shareholder servicing fees--Class A Shares.............        14,722
     Accounting fees........................................         5,185
     Transfer agent fees....................................         3,296
     Custodian fees.........................................         8,090
     Audit fees.............................................         5,927
     Other..................................................         6,803
                                                              ------------
Total liabilities...........................................       619,308
                                                              ------------
NET ASSETS
     Class A Shares.........................................   107,989,421
     Trust Shares...........................................    55,716,106
                                                              ------------
Total Net Assets............................................  $163,705,527
                                                              ============
Shares Outstanding ($0.001 par value, 1 billion shares
  authorized)
     Class A Shares.........................................   107,991,769
     Trust Shares...........................................    55,717,185
                                                              ------------
                                                               163,708,954
                                                              ============
Net Asset Value, Offering Price and Redemption Price per
  Share
     Class A Shares.........................................         $1.00
                                                                     -----
     Trust Shares...........................................         $1.00
                                                                     -----
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par.....................  $    163,709
  Additional paid-in capital................................   163,541,682
  Undistributed net investment income.......................         3,563
  Accumulated net realized losses on investment
     transactions...........................................        (3,427)
                                                              ------------
Net Assets, June 30, 1998...................................  $163,705,527
                                                              ============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................             $3,075,279
Expenses
  Advisory fees.............................................  $124,342
  Sub-advisory fees.........................................    11,578
  Administration fees.......................................    54,367
  Shareholder servicing fees--Class A Shares................    80,978
  Accounting fees...........................................    31,962
  Transfer agent fees and expenses..........................    31,427
  Directors' fees...........................................     2,636
  Audit fees................................................    13,482
  Custodian fees............................................    13,172
  Registration fees.........................................    10,792
  Legal fees................................................    10,360
  Other expenses............................................    18,055
                                                              --------
Total expenses..............................................                403,151
                                                                         ----------
Net Investment Income.......................................              2,672,128
                                                                         ----------
REALIZED GAINS (LOSSES) ON INVESTMENT TRANSACTIONS
  Net realized gains (losses) on investment transactions....                 (1,629)
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $2,670,499
                                                                         ==========

---------------
See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               JUNE 30, 1998      DECEMBER 31, 1997
                                                              ----------------    -----------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................   $   2,672,128        $   3,956,447
  Net realized gains (losses) on investment transactions....          (1,629)                (760)
                                                               -------------        -------------
  Net increase in net assets resulting from operations......       2,670,499            3,955,687
                                                               -------------        -------------
Distributions to Class A Shares
  From net investment income................................      (1,560,096)          (1,794,260)
Distributions to Trust Shares
  From net investment income................................      (1,112,032)          (2,162,187)
                                                               -------------        -------------
Total distributions to shareholders.........................      (2,672,128)          (3,956,447)
                                                               -------------        -------------
Capital Share Transactions (at $1.00 per share)
  Proceeds from shares issued...............................     291,486,745          347,193,012
  Dividends reinvested......................................         776,167              357,817
  Cost of shares redeemed...................................    (211,106,103)        (335,936,165)
                                                               -------------        -------------
  Net increase in net assets from capital share
     transactions...........................................      81,156,809           11,614,664
                                                               -------------        -------------
Total increase (decrease) in Net Assets.....................      81,155,180           11,613,904
NET ASSETS
  Beginning of period.......................................      82,550,347           70,936,443
                                                               -------------        -------------
  End of period.............................................   $ 163,705,527        $  82,550,347
                                                               =============        =============
SHARE TRANSACTIONS:
  Issued....................................................     291,486,745          347,193,012
  Reinvested................................................         776,167              357,817
  Redeemed..................................................    (211,106,103)        (335,936,165)
                                                               -------------        -------------
  Change in shares..........................................      81,156,809           11,614,664
                                                               =============        =============

---------------
See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  AMORTIZED
                                                                    MATURITY      PRINCIPAL          COST
                                                          RATE        DATE      AMOUNT/SHARES      (NOTE 2)
                                                          ----      --------    -------------    ------------
U.S. TREASURY BILLS -- 3.0%
  U.S. Treasury Bill....................................  4.54%*      7/9/98     $ 5,000,000     $  4,994,967
                                                                                                 ------------
Total U.S. Treasury Bills (Cost $4,994,967).............                                            4,994,967
                                                                                                 ------------
U.S. TREASURY NOTES -- 38.6%
  U.S. Treasury Note....................................  6.25       7/31/98       5,000,000        5,002,775
  U.S. Treasury Note....................................  5.88       8/15/98       5,000,000        5,001,307
  U.S. Treasury Note....................................  9.25       8/15/98       5,000,000        5,023,176
  U.S. Treasury Note....................................  4.75       9/30/98      10,000,000        9,983,295
  U.S. Treasury Note....................................  6.00       9/30/98       5,000,000        5,006,927
  U.S. Treasury Note....................................  5.88      10/31/98       5,000,000        5,005,037
  U.S. Treasury Note....................................  5.50      11/15/98       5,000,000        5,000,000
  U.S. Treasury Note....................................  5.75      12/31/98      15,000,000       15,028,362
  U.S. Treasury Note....................................  5.88       1/31/99       5,000,000        5,010,335
  U.S. Treasury Note....................................  5.00       2/15/99       5,000,000        4,984,966
                                                                                                 ------------
Total U.S. Treasury Notes (Cost $65,046,180)............                                           65,046,180
                                                                                                 ------------
U.S. TREASURY STRIPS -- 2.9%
  U.S. Treasury Strip...................................  5.69*      8/15/98       5,000,000        4,965,845
                                                                                                 ------------
Total U.S. Treasury Strips (Cost $4,965,845)............                                            4,965,845
                                                                                                 ------------
REPURCHASE AGREEMENTS -- 55.4%
  Goldman Sachs, dated 6/30/98, with a maturity value of
     $9,353,454 (Collateralized by $35,943,000 U.S.
     Treasury Strips, 8/15/21, fair
     value -- $9,539,380)...............................  5.25        7/1/98       9,352,090        9,352,090
  Merrill Lynch, dated 6/30/98, with a maturity value of
     $41,951,015 (Collateralized by $14,225,000 U.S.
     Treasury Bonds, 10.63%, 8/15/15 fair
     value -- $22,399,020; $20,077,000 U.S. Treasury
     Notes, 5.50%-6.25%, 5/31/00, fair
     value -- $20,391,720)..............................  5.60        7/1/98      41,944,490       41,944,490
                                                                                                 ------------
  Prudential, dated 6/30/98, with a maturity value of
     $41,958,052 (Collateralized by $43,236,418
     Government National Mortgage Assoc., 4.50%-6.00%,
     10/20/27-6/20/28, fair value -- $42,783,380).......  5.82        7/2/98      41,944,490       41,944,490
                                                                                                 ------------
Total Repurchase Agreements (Cost $93,241,070)..........                                           93,241,070
                                                                                                 ------------
MONEY MARKET FUNDS -- 0.0%
  Bank of New York Cash Reserve Money Market Fund.......                               1,011            1,011
                                                                                                 ------------
Total Money Market Funds (Cost $1,011)..................                                                1,011
                                                                                                 ------------
TOTAL INVESTMENTS (COST $168,249,073)(a) -- 99.9%.......                                          168,249,073
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%...........                                              205,075
                                                                                                 ------------
TOTAL NET ASSETS -- 100.0%..............................                                         $168,454,148
                                                                                                 ============

------------------
(a) Cost for federal income tax and financial reporting purposes are the same.

* Yield effective at purchase.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $ 75,008,003
  Repurchase agreements, at amortized cost..................    93,241,070
                                                              ------------
     Total Investments......................................   168,249,073
  Interest receivable.......................................       927,837
  Receivable for capital shares issued......................         3,397
  Deferred organization costs...............................        10,748
  Prepaid expenses and other assets.........................        31,377
                                                              ------------
Total assets................................................   169,222,432
                                                              ------------
LIABILITIES
  Distributions payable.....................................       653,943
  Payable for capital shares redeemed.......................           722
  Accrued expenses:
     Advisory fees..........................................        33,680
     Administration fees....................................        13,472
     Shareholder servicing fees--Class A Shares.............        16,263
     Accounting fees........................................         6,615
     Transfer agent fees....................................           278
     Custodian fees.........................................        14,932
     Audit fees.............................................         6,772
     Other..................................................        21,607
                                                              ------------
Total liabilities...........................................       768,284
                                                              ------------
NET ASSETS
     Class A Shares.........................................  $ 82,829,141
     Trust Shares...........................................    85,625,007
                                                              ------------
                                                              $168,454,148
                                                              ============
Shares Outstanding ($0.001 par value, 1 billion shares
  authorized)
     Class A Shares.........................................    82,829,141
     Trust Shares...........................................    85,625,007
                                                              ------------
                                                               168,454,148
                                                              ============
Net Asset Value, Offering Price and Redemption Price per
  Share
     Class A Shares.........................................         $1.00
                                                                     -----
     Trust Shares...........................................         $1.00
                                                                     -----
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par.....................  $    168,454
  Additional paid-in capital................................   168,282,155
  Undistributed net investment income.......................         3,539
                                                              ------------
Net Assets, June 30, 1998...................................  $168,454,148
                                                              ============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................             $4,664,619
Expenses
  Advisory fees.............................................  $212,319
  Administration fees.......................................    84,927
  Shareholder servicing fees -- Class A Shares..............    98,227
  Accounting fees...........................................    29,817
  Transfer agent fees and expenses..........................    25,344
  Directors' fees...........................................     4,411
  Reports to shareholders...................................    26,994
  Custodian fees............................................    18,245
  Legal fees................................................    17,364
  Audit fees................................................     9,841
  Other Expenses............................................    28,185
                                                              --------
Total expenses..............................................                555,674
                                                                         ----------
Net Investment Income.......................................              4,108,945
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $4,108,945
                                                                         ==========

---------------
See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               JUNE 30, 1998      DECEMBER 31, 1997
                                                              ----------------    -----------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................   $   4,108,945        $   9,157,705
                                                               -------------        -------------
Distributions to Class A Shares:
  From net investment income................................      (1,847,664)          (3,780,942)
Distributions to Trust Shares:
  From net investment income................................      (2,261,281)          (5,376,763)
                                                               -------------        -------------
Total distributions to shareholders.........................      (4,108,945)          (9,157,705)
                                                               -------------        -------------
Capital Share Transactions (at $1.00 per share)
  Proceeds from shares issued...............................     245,391,183          469,670,555
  Dividends reinvested......................................         122,095              107,555
  Cost of shares redeemed...................................    (268,298,892)        (466,544,751)
                                                               -------------        -------------
  Net increase (decrease) in net assets from capital share
     transactions...........................................     (22,785,614)           3,233,359
                                                               -------------        -------------
Total increase (decrease) in Net Assets.....................     (22,785,614)           3,233,359
NET ASSETS
  Beginning of period.......................................     191,239,762          188,006,403
                                                               -------------        -------------
  End of period.............................................   $ 168,454,148        $ 191,239,762
                                                               =============        =============
SHARE TRANSACTIONS:
  Issued....................................................     245,391,183          469,670,545
  Reinvested................................................         122,095              107,555
  Redeemed..................................................    (268,298,892)        (466,544,741)
                                                               -------------        -------------
  Change in shares..........................................     (22,785,614)           3,233,359
                                                               =============        =============

---------------
See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              MARKET
                                                                              VALUE
                                                                SHARES       (NOTE 2)
                                                                ------       --------
COMMON STOCKS  --  92.7%
TRANSPORTATION -- 2.0%
  Southwest Airlines Co.....................................     106,450   $  3,153,581
                                                                           ------------
BANKING -- 7.0%
  Banc One Corp. (c)........................................      41,500      2,316,219
  Norwest Corp..............................................      85,080      3,179,865
  Star Banc Corp............................................      38,500      2,459,188
  Wachovia Corp.............................................      38,000      3,210,999
                                                                           ------------
                                                                             11,166,271
                                                                           ------------
COMPUTER SOFTWARE AND SERVICES -- 9.5%
  Cisco Systems, Inc. (b)...................................      54,325      5,001,295
  Dell Computer Corp. (b)...................................      40,000      3,712,500
  Microsoft Corp. (b).......................................      27,200      2,947,800
  SunGard Data Systems, Inc. (b)............................      88,000      3,377,000
                                                                           ------------
                                                                             15,038,595
                                                                           ------------
CONSUMER -- MISCELLANEOUS SERVICES -- 2.1%
  Service Corp. International...............................      77,000      3,301,375
                                                                           ------------
COSMETICS & TOILETRIES -- 2.0%
  Gillette Co...............................................      56,000      3,174,500
                                                                           ------------
DATA PROCESSING -- 2.9%
  Automatic Data Processing, Inc............................      63,500      4,627,563
                                                                           ------------
ELECTRICAL EQUIPMENT -- 3.6%
  General Electric Co.......................................      62,500      5,687,500
                                                                           ------------
ELECTRONIC COMPONENTS -- 0.2%
  Applied Materials, Inc. (b)...............................       1,000         29,500
  Intel Corp................................................       3,500        259,438
                                                                           ------------
                                                                                288,938
                                                                           ------------
ENTERTAINMENT -- 3.0%
  The Walt Disney Co........................................      21,000      2,206,313
  Time Warner, Inc..........................................      29,500      2,520,406
                                                                           ------------
                                                                              4,726,719
                                                                           ------------
FINANCIAL SERVICES -- 4.3%
  Fannie Mae................................................      73,500      4,465,125
  Household International, Inc..............................      48,500      2,412,875
                                                                           ------------
                                                                              6,878,000
                                                                           ------------
HEALTH CARE -- DRUGS -- 13.2%
  Abbott Labs...............................................      67,000      2,738,625
  Amgen, Inc. (b)...........................................      26,000      1,699,750
  Bristol Myers Squibb Co...................................      36,500      4,195,218
  Pfizer, Inc...............................................      33,400      3,630,163
  Schering-Plough Corp......................................      46,500      4,260,562
  Warner-Lambert Co.........................................      61,500      4,266,562
                                                                           ------------
                                                                             20,790,880
                                                                           ------------

                                                                              MARKET
                                                                              VALUE
                                                                SHARES       (NOTE 2)
                                                                ------       --------
COMMON STOCKS, CONTINUED:
HEALTH CARE -- REHABILITATIVE SERVICES -- 2.2%
  HEALTHSOUTH Rehabilitation Corp. (b)(c)...................     130,500   $  3,482,719
                                                                           ------------
HOUSEHOLD -- GENERAL PRODUCTS -- 3.6%
  Newell Co.................................................      64,200      3,197,963
  Procter & Gamble Co.......................................      28,000      2,549,750
                                                                           ------------
                                                                              5,747,713
                                                                           ------------
INDUSTRIAL GOODS & SERVICES -- 2.4%
  Computer Sciences Corp. (b)...............................      46,500      2,976,000
  IBM Corp..................................................       7,000        803,688
                                                                           ------------
                                                                              3,779,688
                                                                           ------------
INSURANCE -- PROPERTY & CASUALTY -- 2.6%
  American International Group, Inc.........................      28,500      4,161,000
                                                                           ------------
MACHINERY & EQUIPMENT -- 0.4%
  Sundstrand Corp...........................................      12,000        687,000
                                                                           ------------
MANUFACTURING -- 1.8%
  Tyco International (c)....................................      44,510      2,804,130
                                                                           ------------
MEDICAL EQUIPMENT & SUPPLIES -- 2.2%
  Boston Scientific Corp. (b)...............................       1,000         71,625
  Medtronic, Inc............................................      39,500      2,518,125
  Sybron International Corp. (b)............................      34,160        862,540
                                                                           ------------
                                                                              3,452,290
                                                                           ------------
OIL & GAS -- 2.0%
  Ensco International, Inc..................................       2,000         34,750
  Texaco, Inc...............................................      51,500      3,073,906
                                                                           ------------
                                                                              3,108,656
                                                                           ------------
PAPER AND FOREST -- 0.0%
  Mead Corp.................................................       2,000         63,500
                                                                           ------------
PETROLEUM -- SERVICES -- 3.7%
  Dresser Industries, Inc...................................      36,500      1,608,281
  Halliburton Co. (c).......................................      26,500      1,180,906
  Schlumberger Ltd..........................................      45,500      3,108,219
                                                                           ------------
                                                                              5,897,406
                                                                           ------------
RETAIL -- 6.2%
  Dayton Hudson Corp........................................      92,000      4,462,000
  Dollar General Corp.......................................      50,000      1,978,125
  Wal-Mart Stores, Inc......................................      55,500      3,371,625
                                                                           ------------
                                                                              9,811,750
                                                                           ------------
RETAIL-SPECIALTY STORES -- 11.8%
  Barnes & Noble, Inc. (b)..................................      46,500      1,740,844
  CVS Corp..................................................      66,618      2,593,938
  Home Depot, Inc. (c)......................................      56,750      4,713,797
  Lowe's Cos., Inc..........................................      75,000      3,042,188
  Office Depot, Inc. (b)....................................      76,000      2,398,750
  Walgreen Co...............................................     102,400      4,230,400
                                                                           ------------
                                                                             18,719,917
                                                                           ------------

                                                                                                                       MARKET
                                                                                                                       VALUE
                                                                                                          SHARES      (NOTE 2)
                                                                                                          ------      --------
COMMON STOCKS, CONTINUED:
TELECOMMUNICATIONS -- 4.0%
  Ascend Communications, Inc. (b)..................................................................        30,500  $    1,511,656
  Lucent Technologies, Inc.........................................................................        50,800       4,225,925
  Premiere Technologies, Inc. (b)..................................................................        70,700         586,589
                                                                                                                   --------------
                                                                                                                        6,324,170
                                                                                                                   --------------

Total Common Stocks (Cost $109,027,889)............................................................                   146,873,861
                                                                                                                   --------------
REGULATED INVESTMENT COMPANIES -- 6.0%
  AIM Liquid Assets Money Market Fund..............................................................     6,575,551       6,575,551
  AIM Prime Money Market Fund......................................................................       942,752         942,752
  Dreyfus Prime Money Market Fund..................................................................             1               1
  S & P 500 Depository Receipt.....................................................................        17,700       2,005,631
                                                                                                                   --------------
Total Regulated Investment Companies (Cost $9,540,251).............................................                     9,523,935
                                                                                                                   --------------

                                                                                            MATURITY    PRINCIPAL
                                                                                   RATE       DATE       AMOUNT
                                                                                 --------   --------   -----------
U.S. TREASURY BILLS -- 3.1%
  U.S. Treasury Bill (c).......................................................    5.28%*     9/3/98   $ 5,000,000     $4,956,600
                                                                                                                     ------------
Total U.S. Treasury Bills (Cost $4,955,422)....................................                                         4,956,600
                                                                                                                     ------------

SHORT-TERM SECURITY PURCHASED WITH COLLATERAL -- 25.4%
REPURCHASE AGREEMENTS -- 25.4%
  Lehman Brothers, dated 6/30/98, with a maturity value of
     $40,244,625, (Collateralized by $41,015,000 Federal
     Home Loan Bank, 6.10%, 3/19/03, fair
     value -- $41,043,300).....................................................    6.38       7/1/98    40,237,500     40,237,500
                                                                                                                     ------------
Total Short-Term Security Purchased With Collateral
  (Cost $40,237,500)...........................................................                                        40,237,500
                                                                                                                     ------------
TOTAL INVESTMENTS (COST $163,761,062) (a) -- 127.2%............................                                       201,591,896
LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.2%)...............................                                       (43,116,883)
                                                                                                                     ------------
TOTAL NET ASSETS -- 100.0%.....................................................                                      $158,475,013
                                                                                                                     ============

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.....................................  $40,458,274
            Unrealized depreciation.....................................   (2,627,440)
                                                                          -----------
            Net unrealized appreciation.................................  $37,830,834
                                                                          ===========

(b) Non-income producing security.

(c) All or a portion of this security has been loaned at June 30, 1998.

* Yield effective at purchase.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $123,523,562)...  $161,354,396
  Repurchase agreement, at amortized cost...................    40,237,500
                                                              ------------
    Total Investments.......................................   201,591,896
  Interest and dividends receivable.........................        89,713
  Receivable for investment securities sold.................       737,660
  Receivable for capital shares sold........................        80,439
  Deferred organization costs...............................         6,285
  Prepaid expenses and other assets.........................        33,004
                                                              ------------
Total assets................................................   202,538,997
                                                              ------------
LIABILITIES
  Payable for return of collateral held for securities on
    loan....................................................    40,237,500
  Distributions payable.....................................        30,777
  Payable for investment securities purchased...............     3,660,174
  Accrued expenses:
    Advisory fees...........................................        81,833
    Administration fees.....................................        18,885
    Shareholder servicing fees -- Class B Shares............           180
    Distribution fees -- Class A Shares.....................           429
    Distribution fees -- Class B Shares.....................           539
    Accounting fees.........................................         5,206
    Directors' fees.........................................           106
    Reports to shareholders.................................        11,571
    Other...................................................        16,784
                                                              ------------
Total liabilities...........................................    44,063,984
                                                              ------------
NET ASSETS
    Class A Shares..........................................     2,863,130
    Class B Shares..........................................     1,087,884
    Trust Shares............................................   154,523,999
                                                              ------------
                                                              $158,475,013
                                                              ============
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
    Class A Shares..........................................       195,856
    Class B Shares..........................................        75,357
    Trust Shares............................................    10,650,474
                                                              ------------
                                                                10,921,687
                                                              ============
NET ASSET VALUE
  Class A Shares -- redemption price per share..............        $14.62
                                                                    ------
  Class A Shares -- maximum sales charge....................          4.75%
                                                                    ------
  Class A Shares -- maximum offering price per share
    (100%/(100% -- maximum sales charge) of net asset value
    adjusted to nearest cent)...............................        $15.35
                                                                    ======

  Class B Shares -- offering and redemption price per
    share*..................................................        $14.44
                                                                    ======

  Trust Shares -- offering and redemption price per share...        $14.51
                                                                    ======

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     10,922
  Additional paid-in capital................................   100,890,191
  Undistributed (distributions in excess of) net investment
    income..................................................        11,618
  Net unrealized appreciation from investments..............    37,830,834
  Accumulated net realized gains on investment
    transactions............................................    19,731,448
                                                              ------------
Net Assets, June 30, 1998...................................  $158,475,013
                                                              ============

---------------
* Redemption price per share varies by length of time shares are held. See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $    87,374
Dividends...................................................                   738,940
                                                                           -----------
Total Investment Income.....................................                   826,314

Expenses
  Advisory fees.............................................  $  490,231
  Administration fees.......................................     113,131
  Shareholder servicing fees -- Class B Shares..............         411
  Distribution fees -- Class A Shares.......................       1,749
  Distribution fees -- Class B Shares.......................       1,233
  Accounting fees...........................................      35,197
  Transfer agent fees and expenses..........................      33,743
  Directors' fees...........................................       3,880
  Registration fees.........................................      24,118
  Custodian fees............................................      20,361
  Legal fees................................................      14,180
  Other expenses............................................      25,035
                                                              ----------
     Total expenses before fee waivers......................     763,269
     Less: Fee waivers......................................     (10,128)
                                                              ----------
     Total expenses.........................................                   753,141
                                                                           -----------
Net Investment Income.......................................                    73,173
                                                                           -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                19,595,747
  Net change in unrealized appreciation (depreciation) on
     investments............................................                   629,361
                                                                           -----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                20,225,108
                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $20,298,281
                                                                           ===========

---------------
See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               JUNE 30, 1998      DECEMBER 31, 1997
                                                              ----------------    -----------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $     73,173        $     641,875
  Net realized gains (losses) on investment transactions....      19,595,747           19,491,761
  Net change in unrealized appreciation (depreciation) on
     investments............................................         629,361           11,188,742
                                                                ------------        -------------
  Net increase in net assets resulting from operations......      20,298,281           31,322,378
                                                                ------------        -------------
Distributions to Class A Shares
  From net investment income................................              --             (374,481)
  From net realized gains...................................              --             (121,087)
Distributions to Trust Shares
  From net investment income................................         (59,448)            (266,590)(a)
  From net realized gains...................................              --          (19,052,919)(a)
                                                                ------------        -------------
Total distributions to shareholders.........................         (59,448)         (19,815,077)
                                                                ------------        -------------
Capital Share Transactions
  Proceeds from shares issued...............................      10,076,788          248,661,873
  Dividends reinvested......................................         101,521           19,301,059
  Cost of shares redeemed...................................     (14,561,487)        (185,858,842)
                                                                ------------        -------------
  Net increase in net assets from capital share
     transactions...........................................      (4,383,178)          82,104,090
                                                                ------------        -------------
Total increase (decrease) in Net Assets.....................      15,855,655           93,611,391
NET ASSETS
  Beginning of period.......................................     142,619,358           49,007,967
                                                                ------------        -------------
  End of period.............................................    $158,475,013        $ 142,619,358
                                                                ============        =============
SHARE TRANSACTIONS
  Issued....................................................         731,379           17,028,511
  Reinvested................................................           7,906            1,524,272
  Redeemed..................................................      (1,057,288)         (11,641,375)
                                                                ------------        -------------
  Change in shares..........................................        (318,003)           6,911,408
                                                                ============        =============

---------------
(a) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Total Investment Income...................................  $     826,314
  Net Expenses..............................................       (753,141)
                                                              -------------
     Net Investment Income (loss)...........................         73,173
Adjustment to reconcile net investment income to net cash
  provided (used) by operating activities:
  Amortization of discount/premium..........................        (86,987)
  Change in interest and dividend receivable................         52,164
  Change in accrued expenses, other payables, prepaid
     expenses and other assets..............................         77,860
                                                              -------------
  Total Adjustments.........................................         43,037
                                                              -------------
     Net cash provided (used) by operating activities.......        116,210

CASH FLOWS FROM INVESTING ACTIVITES:
  Proceeds from sales of investments........................    172,971,186
  Purchases of investments..................................   (168,341,972)
  Net purchases of short-term investments with cash received
     as collateral from securities lending..................    (40,237,500)
                                                              -------------
     Net cash provided (used) by investing activities.......    (35,608,286)

CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares issued...............................     10,011,348
  Cost of shares redeemed...................................    (14,561,487)
  Distributions paid to shareholders........................       (296,806)
  Dividends reinvested......................................        101,521
  Net collateral received from securities lending...........     40,237,500
                                                              -------------
     Net cash provided (used) by financing activities.......     35,492,076

Net increase (decrease) in cash.............................             --
Cash at beginning of period.................................             --
                                                              -------------
Cash at end of period.......................................  $          --
                                                              =============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             MARKET
                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                               ------       --------
COMMON STOCKS -- 96.0%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
  United Technologies Corp..................................      1,000   $     92,500
                                                                          ------------
AUTOMOBILES -- 0.1%
  Ford Motor Co.............................................      1,000         59,000
                                                                          ------------
BANKING -- 7.3%
  First Tennessee National Corp.............................     44,000      1,388,750
  First Union Corp..........................................     45,000      2,621,249
  NationsBank Corp..........................................     22,000      1,683,000
  Wells Fargo & Co..........................................        500        184,500
                                                                          ------------
                                                                             5,877,499
                                                                          ------------
BEVERAGES -- 3.7%
  Coca-Cola Co..............................................     13,000      1,111,500
  PepsiCo, Inc..............................................     45,000      1,853,438
                                                                          ------------
                                                                             2,964,938
                                                                          ------------
BUILDING & CONSTRUCTION -- 3.0%
  Masco Corp................................................     40,000      2,420,000
                                                                          ------------
CONTAINERS & PACKAGING -- 1.9%
  Sherwin Williams Co.......................................     45,000      1,490,625
                                                                          ------------
COSMETICS & TOILETRIES -- 4.4%
  Avon Products, Inc........................................     22,000      1,705,000
  Colgate Palmolive Co......................................     21,000      1,848,000
                                                                          ------------
                                                                             3,553,000
                                                                          ------------
DATA PROCESSING -- 2.7%
  Automatic Data Processing, Inc. (b).......................     29,400      2,142,525
                                                                          ------------
ELECTRICAL EQUIPMENT -- 6.9%
  Emerson Electric..........................................     35,900      2,165,218
  General Electric Co. (b)..................................     22,000      2,002,000
  Honeywell, Inc............................................     16,000      1,337,000
                                                                          ------------
                                                                             5,504,218
                                                                          ------------
FINANCIAL SERVICES -- 6.2%
  American Express Co.......................................      7,000        798,000
  Citicorp..................................................     10,000      1,492,500
  Fannie Mae................................................     43,500      2,642,625
                                                                          ------------
                                                                             4,933,125
                                                                          ------------
FOOD & RELATED -- 4.1%
  Bestfoods.................................................     31,000      1,799,938
  H.J. Heinz Co.............................................     26,000      1,459,250
                                                                          ------------
                                                                             3,259,188
                                                                          ------------
FOOD PRODUCTS & SERVICES -- 1.1%
  Kimberly Clark Corp.......................................     20,000        917,500
                                                                          ------------


                                                                             MARKET
                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                               ------       --------
COMMON STOCKS, CONTINUED:
HEALTH CARE -- DRUGS -- 9.4%
  Abbott Labs (b)...........................................     22,000   $    899,250
  Bristol Myers Squibb Co. (b)..............................     19,000      2,183,813
  Glaxo Wellcome PLC -- ADR.................................     30,000      1,794,375
  Schering-Plough Corp......................................     29,000      2,657,124
                                                                          ------------
                                                                             7,534,562
                                                                          ------------
HOUSEHOLD -- GENERAL PRODUCTS -- 4.4%
  Newell Co.................................................     35,000      1,743,438
  Procter & Gamble Co.......................................     20,000      1,821,250
                                                                          ------------
                                                                             3,564,688
                                                                          ------------
INDUSTRIAL GOODS & SERVICES -- 2.7%
  Hewlett-Packard Co........................................     13,000        778,375
  IBM Corp..................................................     12,000      1,377,750
                                                                          ------------
                                                                             2,156,125
                                                                          ------------
MACHINERY & EQUIPMENT -- 1.2%
  Grainger, Inc.............................................     20,000        996,250
                                                                          ------------
MANUFACTURING -- 2.5%
  Fortune Brands, Inc.......................................     52,000      1,998,750
                                                                          ------------
MATERIALS -- 1.4%
  Textron, Inc..............................................     16,000      1,147,000
                                                                          ------------
OIL & GAS -- 8.3%
  Chevron Corp..............................................     15,000      1,245,938
  Enron Corp................................................     22,000      1,189,375
  Exxon Corp................................................     18,000      1,283,624
  Mobil Corp................................................     10,000        766,250
  Royal Dutch Petroleum.....................................      1,000         54,813
  Texaco, Inc. (b)..........................................     35,000      2,089,062
                                                                          ------------
                                                                             6,629,062
                                                                          ------------
PETROLEUM -- SERVICES -- 2.5%
  Dresser Industries, Inc...................................     18,000        793,125
  Schlumberger Ltd..........................................     18,000      1,229,625
                                                                          ------------
                                                                             2,022,750
                                                                          ------------
PUBLISHING -- 2.7%
  Gannett Co., Inc..........................................     31,000      2,202,938
                                                                          ------------
REAL ESTATE INVESTMENT TRUST -- 4.9%
  Equity Office Properties..................................     14,500        411,438
  Equity Residential Property...............................     30,000      1,423,125
  Post Properties...........................................     17,000        654,500
  Simon Debartolo Group, Inc................................     19,000        617,500
  Trinet Corporate Realty Trust, Inc........................     24,600        836,400
                                                                          ------------
                                                                             3,942,963
                                                                          ------------
RETAIL -- 2.5%
  Dollar General Stores.....................................     30,000      1,179,375
  Wal-Mart Stores, Inc......................................     13,000        789,750
                                                                          ------------
                                                                             1,969,125
                                                                          ------------

                                                                                                                      MARKET
                                                                                                                      VALUE
                                                                                                        SHARES       (NOTE 2)
                                                                                                        ------       --------
COMMON STOCKS, CONTINUED:
UTILITIES -- 3.2%
  DPL, Inc..........................................................................................      46,000  $      833,750
  Scana Corp........................................................................................      27,200         810,900
  Sierra Pacific Resources..........................................................................      25,000         907,813
                                                                                                                  --------------
                                                                                                                       2,552,463
                                                                                                                  --------------
UTILITIES-ELECTRIC -- 3.0%
  Duke Energy Corp..................................................................................      24,000       1,422,000
  NIPSCO Industries, Inc............................................................................      36,500       1,022,000
                                                                                                                  --------------
                                                                                                                       2,444,000
                                                                                                                  --------------
UTILITIES-GAS & PIPELINE -- 1.1%
  Consolidated Natural Gas Co.......................................................................      15,000         883,125
                                                                                                                  --------------
UTILITIES-TELEPHONE -- 1.9%
  Bell Atlantic Corp................................................................................       2,000          91,250
  Sprint Corp.......................................................................................      20,000       1,410,000
                                                                                                                  --------------
                                                                                                                       1,501,250
                                                                                                                  --------------
WHOLESALE -- 2.8%
  Sysco Corp........................................................................................      88,000       2,255,000
                                                                                                                  --------------
Total Common Stocks (Cost $69,535,696)..............................................................                  77,014,169
                                                                                                                  --------------
REGULATED INVESTMENT COMPANIES -- 5.2%
  AIM Liquid Assets Money Market Fund...............................................................   3,551,877       3,551,877
  AIM Prime Money Market Fund.......................................................................     592,029         592,029
                                                                                                                  --------------
Total Regulated Investment Companies (Cost $4,143,906)..............................................                   4,143,906
                                                                                                                  --------------

                                                                                             MATURITY   PRINCIPAL
                                                                                  RATE         DATE       AMOUNT
                                                                                  ----       --------   ----------
SHORT-TERM SECURITY PURCHASED WITH COLLATERAL -- 10.6%
REPURCHASE AGREEMENT -- 10.6%
  Lehman Brothers, dated 6/30/98, with a maturity value of
     $8,532,311, (Collateralized by $3,855,000 Federal Home
     Loan Bank, 6.10%, 3/19/03, fair value -- $3,857,660; by
     23,270,000 Federal Home Loan Mortgage Corp., 0.00%,
     11/13/17, fair value -- $4,847,141).....................................     6.38%       7/1/98    $8,530,800   $ 8,530,800
                                                                                                                     -----------
Total Short-Term Security Purchased With Collateral (Cost $8,530,800)........                                          8,530,800
                                                                                                                     -----------
TOTAL INVESTMENTS (COST $82,210,402) (a) -- 111.8%...........................                                         89,688,875
LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.8%).............................                                         (9,487,720)
                                                                                                                     -----------
TOTAL NET ASSETS -- 100.0%...................................................                                        $80,201,155
                                                                                                                     ===========

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.............................  $ 8,721,626
        Unrealized depreciation.............................   (1,243,153)
                                                              -----------
        Net unrealized appreciation.........................  $ 7,478,473
                                                              ===========

(b) All or a portion of this security has been loaned at June 30, 1998. PLC - Public Limited Company
ADR - American Depository Receipt

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $73,679,602)....  $81,158,075
  Repurchase agreement, at amortized cost...................    8,530,800
                                                              -----------
     Total Investments......................................   89,688,875
  Interest receivable.......................................      157,441
  Receivable for capital shares sold........................        7,240
  Deferred organization costs...............................        3,715
  Prepaid expenses and other assets.........................       24,607
                                                              -----------
Total assets................................................   89,881,878
                                                              -----------
LIABILITIES
  Payable for return of collateral held for securities on
     loan...................................................    8,530,800
  Distributions payable.....................................       82,776
  Payable for investment securities purchased...............      987,184
  Accrued expenses:
     Advisory fees..........................................       42,113
     Administration fees....................................        9,718
     Shareholder servicing fees -- Class B Shares...........          261
     Distribution fees -- Class A Shares....................          270
     Distribution fees -- Class B Shares....................          783
     Accounting fees........................................        4,225
     Audit fees.............................................       10,030
     Custodian fees.........................................        7,429
     Other..................................................        5,134
                                                              -----------
Total liabilities...........................................    9,680,723
                                                              -----------
NET ASSETS
     Class A Shares.........................................    2,312,541
     Class B Shares.........................................    1,652,020
     Trust Shares...........................................   76,236,594
                                                              -----------
                                                              $80,201,155
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
     Class A Shares.........................................      198,780
     Class B Shares.........................................      142,116
     Trust Shares...........................................    6,552,329
                                                              -----------
                                                                6,893,225
                                                              ===========
NET ASSET VALUE
  Class A Shares -- redemption price per share..............       $11.63
                                                                   ------
  Class A Shares -- maximum sales charge....................         4.75%
                                                                   ------
  Class A Shares -- maximum offering price per share
     (100%/(100% -- maximum sales charge) of net asset value
     adjusted to nearest cent)..............................       $12.21
                                                                   ======

  Class B Shares -- offering and redemption price per
     share*.................................................       $11.62
                                                                   ======

  Trust Shares -- offering and redemption price per share...       $11.64
                                                                   ======

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     6,893
  Additional paid-in capital................................   56,834,872
  Undistributed (distributions in excess of) net investment
     income.................................................       12,939
  Net unrealized appreciation from investments..............    7,478,473
  Accumulated net realized gains on investment
     transactions...........................................   15,867,978
                                                              -----------
Net Assets, June 30, 1998...................................  $80,201,155
                                                              ===========

---------------
* Redemption price per share varies by length of time shares are held.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $    11,067
Dividends...................................................                   850,022
                                                                           -----------
Total Investment Income.....................................                   861,089

Expenses
  Advisory fees.............................................  $ 242,849
  Administration fees.......................................     56,042
  Shareholder servicing fees -- Class B Shares..............        611
  Distribution fees -- Class A Shares.......................        909
  Distribution fees -- Class B Shares.......................      1,832
  Accounting fees...........................................     35,579
  Transfer agent fees and expenses..........................     34,162
  Directors' fees...........................................      1,817
  Registration fees.........................................     16,340
  Custodian fees............................................     13,211
  Other expenses............................................     19,320
                                                              ---------
     Total expenses before fee waivers......................    422,672
     Less: Fee waivers......................................     (4,867)
                                                              ---------
     Total expenses.........................................                   417,805
                                                                           -----------
Net Investment Income.......................................                   443,284
                                                                           -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                13,468,412
  Net change in unrealized appreciation (depreciation) on
     investments............................................                (4,956,170)
                                                                           -----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                 8,512,242
                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $ 8,955,526
                                                                           ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED        PERIOD ENDED
                                                               JUNE 30, 1998      DECEMBER 31, 1997 (A)
                                                              ----------------    ---------------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................   $     443,284          $   1,081,521
  Net realized gains (losses) on investment transactions....      13,468,412             12,492,214
  Net change in unrealized appreciation (depreciation) on
     investments............................................      (4,956,170)               132,903
                                                               -------------          -------------
  Net increase in net assets resulting from operations......       8,955,526             13,706,638
                                                               -------------          -------------
Distributions Class A Shares
  From net investment income................................          (4,671)              (723,804)
  From net realized gains...................................              --                (45,604)
Distributions to Class B Shares (c)
  From net investment income................................          (1,441)                    --
Distributions to Trust Shares
  From net investment income................................        (422,164)              (361,492)(b)
  From net realized gains...................................              --            (10,045,338)(b)
                                                               -------------          -------------
Total distributions to shareholders.........................        (428,276)           (11,176,238)
                                                               -------------          -------------
Capital Share Transactions
  Proceeds from shares issued...............................       9,407,733            137,340,554
  Dividends reinvested......................................          27,112             10,088,221
  Cost of shares redeemed...................................      (6,098,620)           (81,621,495)
                                                               -------------          -------------
  Net increase in net assets from capital share
     transactions...........................................       3,336,225             65,807,280
                                                               -------------          -------------
Total increase (decrease) in Net Assets.....................      11,863,475             68,337,680
NET ASSETS
  Beginning of period.......................................      68,337,680                     --
                                                               -------------          -------------
  End of period.............................................   $  80,201,155          $  68,337,680
                                                               =============          =============
SHARE TRANSACTIONS:
  Issued....................................................         837,959             11,546,178
  Reinvested................................................           2,452                988,858
  Redeemed..................................................        (539,051)            (5,943,171)
                                                               -------------          -------------
  Change in shares..........................................         301,360              6,591,865
                                                               =============          =============

---------------
(a) For the period from February 28, 1997 (commencement of operations) to December 31, 1997.

(b) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.

(c) For the period from January 30, 1998 (commencement of operations of Class B Shares) through June 30, 1998.

---------------
See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Total Investment Income...................................  $     861,089
  Net Expenses..............................................       (417,805)
                                                              -------------
     Net Investment Income (loss)...........................        443,284
Adjustment to reconcile net investment income to net cash
  provided (used) by operating activities:
  Amortization of discount/premium..........................        (10,972)
  Change in interest and dividend receivable................        (12,624)
  Change in accrued expenses, other payables, prepaid
     expenses and other assets..............................         27,092
                                                              -------------
  Total Adjustments.........................................          3,496
                                                              -------------
     Net cash provided (used) by operating activities.......        446,780
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales of investments........................    107,962,249
  Purchases of investments..................................   (111,258,162)
  Net purchases of short-term investments with cash received
     as collateral from securities lending..................     (8,530,800)
                                                              -------------
     Net cash provided (used) by investing activities.......    (11,826,713)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares issued...............................      9,400,493
  Cost of shares redeemed...................................     (6,098,620)
  Distributions paid to shareholders........................       (479,852)
  Dividends reinvested......................................         27,112
  Net collateral received from securities lending...........      8,530,800
                                                              -------------
     Net cash provided (used) by financing activities.......     11,379,933
Net increase (decrease) in cash.............................             --
Cash at beginning of period.................................             --
                                                              -------------
Cash at end of period.......................................  $          --
                                                              =============

---------------
See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
                                                     MOODY'S/S&P              MATURITY     PRINCIPAL        VALUE
                                                       RATINGS       RATE       DATE        AMOUNT        (NOTE 2)
                                                     -----------   --------   --------   -------------   -----------
CORPORATE BONDS -- 79.5%
BANKING -- 10.7%
  ABN AMRO Bank....................................  Aa3/A           6.63%    10/31/01   $   1,550,000   $ 1,575,188
  Bank One, Texas..................................  Aa3/AA-         6.25      2/15/08       2,000,000     1,995,000
  First Union Corp.................................  A1/A            6.18      2/15/36       1,700,000     1,708,500
  NationsBank Corp.................................  A1/A            7.75      8/15/15         925,000     1,048,719
  Wachovia Corp....................................  A1/AA-          6.61      10/1/25       2,100,000     2,197,124
                                                                                                         -----------
                                                                                                           8,524,531
                                                                                                         -----------
FINANCIAL SERVICES -- 15.5%
  Associates Corp. N.A.............................  Aa3/AA-         7.32      1/13/03         800,000       839,000
  Countrywide Home Loan............................  A3/A            6.84     10/22/04       2,400,000     2,474,999
  Ford Motor Credit Corp...........................  A1/A            7.35      11/7/11       2,000,000     2,092,500
  General Electric Capital Corp....................  Aaa/AAA         7.50      8/21/35       1,500,000     1,745,625
  General Motors Acceptance Corp...................  A3/A-           7.25       5/5/99       1,925,000     1,948,023
  Salomon Smith Barney Holdings....................  A2/A            6.13      1/15/03       2,000,000     1,985,000
  USLIFE Corp......................................  A2/AA-          6.38      6/15/00       1,250,000     1,251,563
                                                                                                         -----------
                                                                                                          12,336,710
                                                                                                         -----------
INDUSTRIAL GOODS & SERVICES -- 18.5%
  Albertson's, Inc.................................  Aa3/A+          6.52      4/10/28       2,000,000     2,032,500
  Anheuser-Busch Cos...............................  A1/A+           7.13       7/1/17       1,500,000     1,571,250
  General Mills....................................  A2/A+           7.50       5/1/09         250,000       251,875
  Harris Corp......................................  A3/A-          10.38      12/1/18       1,050,000     1,120,875
  IBM Corp.........................................  A1/A+           6.25      2/24/00       1,000,000     1,003,500
  IBM Corp.........................................  A1/A+           6.50      1/15/28       2,000,000     2,002,500
  Lockheed Martin Corp.............................  A3/BBB+         6.55      5/15/99       2,400,000     2,411,999
  Reliance Electric Co.............................  A2/AA-          6.80      4/15/03       1,500,000     1,554,375
  Weyerhaeuser Co..................................  A2/A            7.13      7/15/23       2,250,000     2,354,063
  Xerox Corp.......................................  A2/A            7.50      4/16/12         500,000       507,411
                                                                                                         -----------
                                                                                                          14,810,348
                                                                                                         -----------
INSURANCE -- PROPERTY & CASUALTY -- 2.4%
  Travelers/Aetna Property & Casualty..............  A1/A+           6.75      4/15/01       1,850,000     1,887,000
                                                                                                         -----------
RETAIL-STORES -- 5.2%
  Dayton Hudson Co.................................  A3/BBB+         6.80      10/1/01       1,500,000     1,530,000
  J C Penney & Co..................................  A2/A            6.50      6/15/02       1,500,000     1,520,625
  May Department Stores Co.........................  A2/A            7.15      8/15/04       1,000,000     1,055,000
                                                                                                         -----------
                                                                                                           4,105,625
                                                                                                         -----------

                                                                                                           MARKET
                                                       MOODY'S/S&P          MATURITY     PRINCIPAL         VALUE
                                                        RATINGS     RATE      DATE        AMOUNT          (NOTE 2)
                                                      -----------  -------  -------   -------------     -------------
CORPORATE BONDS, CONTINUED:
TELECOMMUNICATIONS -- 5.1%
  BellSouth Corp.....................................  Aaa/AAA    8.25%      7/1/32    $    475,000      $     520,719
  BellSouth Corp.....................................  Aaa/AAA    6.75     10/15/33       2,000,000          1,967,500
  GTE Corp., Callable 2/1/07 @ 103.95................  Baa/A      7.90       2/1/27       1,450,000          1,562,375
                                                                                                         -------------
                                                                                                             4,050,594
                                                                                                         -------------
UTILITIES-ELECTRIC -- 15.2%
  Florida Power Corp.................................  A1/A+      6.54       7/1/02       1,500,000          1,528,125
  Houston Light & Power Corp.........................  A3/A-      6.10       3/1/00       1,725,000          1,729,313
  National Rural Utilities Corp., Series C, MTN......  A1/AA-     6.49      7/10/02       1,600,000          1,626,000
  Public Service Electric & Gas......................  A3/A-      6.25       1/1/07       2,400,000          2,420,999
  Puget Sound Power & Light..........................  Baa1/A-    6.61       2/9/00       1,500,000          1,513,125
  SCANA Corp., Series B, MTN.........................  A3/A-      6.25       7/8/03       1,500,000          1,500,000
  Virginia Electric & Power..........................  A2/A       6.63       4/1/03       1,750,000          1,795,938
                                                                                                         -------------
                                                                                                            12,113,500
                                                                                                         -------------
UTILITIES-GAS -- 4.9%
  Consolidated Natural Gas...........................  A1/AA-     6.80     12/15/27       1,600,000          1,652,000
  Smith Enron........................................  NR/NR      5.97     12/15/06       2,263,700          2,258,041
                                                                                                         -------------
                                                                                                             3,910,041
                                                                                                         -------------
UTILITIES-GAS & ELECTRIC -- 2.0%
  Washington Gas Light, Series D, MTN................  Aa3/AA-    6.85       3/9/28       1,500,000          1,563,750
                                                                                                         -------------
Total Corporate Bonds (Cost $62,044,715).............
                                                                                                            63,302,099
                                                                                                         -------------
MUNICIPAL BONDS -- 1.1+
GEORGIA -- 1.1%
  Atlanta Downtown Development Lease Revenue Bond....  NR/AAA     6.88       2/1/21         800,000            865,000
                                                                                                         -------------
Total Municipal Bonds (Cost $761,101)................                                                          865,000
                                                                                                         -------------
U.S. GOVERNMENT AGENCIES -- 8.9%
FEDERAL HOME LOAN MORTGAGE CORP. -- 3.0%
  Federal Home Loan Mortgage Corp....................             6.44     10/24/07       2,300,000          2,392,782
                                                                                                         -------------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 1.3%
  Federal National Mortgage Assoc., (b)..............             6.35     11/23/01       1,000,000          1,006,780
                                                                                                         -------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 4.6%
  Government National Mortgage Assoc., Pool # 407413.             8.00      5/15/10         459,632            476,579
  Government National Mortgage Assoc., Pool # 780479.             6.50      8/15/11         925,882            937,159
  Government National Mortgage Assoc., Pool # 423914.             7.50      8/15/11         871,128            899,439
  Government National Mortgage Assoc., Pool # 423923.             7.00      9/15/11       1,366,772          1,401,365
                                                                                                         -------------
                                                                                                             3,714,542
                                                                                                         -------------

                                                                                                                          MARKET
                                                                 MOODY'S/S&P                 MATURITY     PRINCIPAL        VALUE
                                                                    RATINGS        RATE         DATE     AMOUNT/SHARES    (NOTE 2)
                                                                 -------------  -----------  ----------  --------------   --------
Total U.S. Government Agencies (Cost $7,115,532)...............                                                           $7,114,104
                                                                                                                         -----------
U.S. TREASURY BOND -- 8.1%
  U.S. Treasury Bond...........................................                       8.13%     8/15/21  $      600,000      781,872
  U.S. Treasury Bond...........................................                       6.75      8/15/26       1,000,000    1,144,650
  U.S. Treasury Bond (b).......................................                       6.13     11/15/27       4,250,000    4,556,553
                                                                                                                         -----------
Total U.S. Treasury Bond (Cost $6,189,949).....................                                                            6,483,075
REGULATED INVESTMENT COMPANIES -- 2.7%                                                                                   -----------
  AIM Liquid Assets Money Market Fund..........................                                               2,103,078    2,103,078
  AIM Prime Money Market Fund..................................                                                  27,089       27,089
Total Regulated Investment Companies                                                                                     -----------
  (Cost $2,130,167)............................................                                                            2,130,167
SHORT-TERM SECURITY PURCHASED WITH COLLATERAL -- 6.8%                                                                    -----------
REPURCHASE AGREEMENTS -- 6.8%
  Lehman Brothers, dated 6/30/98, with a maturity value of
     $5,422,210, (Collateralized by $26,550,000 Federal Home
     Loan Mortgage Corp., 0.00%, 11/13/17, fair
     value-$5,530,365).........................................                       6.38       7/1/98  $    5,421,250   5,421,250
Total Short-Term Security Purchased With Collateral (Cost                                                               -----------
  $5,421,250)..................................................                                                           5,421,250
                                                                                                                        -----------
TOTAL INVESTMENTS (COST $83,662,714) (a) -- 107.1%.............                                                          85,315,695
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.1%)................                                                          (5,761,612)
                                                                                                                        -----------
TOTAL NET ASSETS -- 100.0%.....................................                                                         $79,644,083
                                                                                                                        ===========

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.............................  $1,830,351
        Unrealized depreciation.............................    (177,370)
                                                              ----------
        Net unrealized appreciation.........................  $1,652,981

(b) All or a portion of this security has been loaned at June 30, 1998.

MTN - Medium Term Note

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $78,241,464)....  $79,894,445
  Repurchase agreement, at amortized cost...................    5,421,250
                                                              -----------
     Total Investments......................................   85,315,695
  Interest receivable.......................................    1,310,817
  Receivable for capital shares sold........................      347,926
  Prepaid expenses and other assets.........................       13,434
                                                              -----------
Total assets................................................   86,987,872
                                                              -----------
LIABILITIES
  Payable for return of collateral held for securities on
     loan...................................................    5,421,250
  Distributions payable.....................................      356,489
  Payable for investment securities purchased...............    1,500,000
  Accrued expenses:
     Advisory fees..........................................       32,714
     Administration fees....................................        9,814
     Shareholder servicing fees -- Class B Shares...........          109
     Distribution fees -- Class A Shares....................          145
     Distribution fees -- Class B Shares....................          328
     Accounting fees........................................        4,563
     Audit fees.............................................        9,202
     Other..................................................        9,175
                                                              -----------
Total liabilities...........................................    7,343,789
                                                              -----------
NET ASSETS
     Class A Shares.........................................    2,055,813
     Class B Shares.........................................      623,359
     Trust Shares...........................................   76,964,911
                                                              -----------
                                                              $79,644,083
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
     Class A Shares.........................................      198,081
     Class B Shares.........................................       60,104
     Trust Shares...........................................    7,419,355
                                                              -----------
                                                                7,677,540
                                                              ===========
Net Asset Value
  Class A Shares -- redemption price per share..............       $10.38
                                                                   ------
  Class A Shares -- maximum sales charge....................        3.00%
                                                                   ------
  Class A Shares -- maximum offering price per share
     (100%/(100% -- maximum sales charge) of net asset value
     adjusted to nearest cent)..............................       $10.70
                                                                   ------
                                                                   ------
  Class B Shares -- offering and redemption price per
     share*.................................................       $10.37
                                                                   ------
                                                                   ------
  Trust Shares -- offering and redemption price per share...       $10.37
                                                                   ------
                                                                   ------
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     7,678
  Additional paid-in capital................................   77,056,139
  Undistributed (distributions in excess of) net investment
     income.................................................      (32,876)
  Net unrealized appreciation from investments..............    1,652,981
  Accumulated net realized gains on investment
     transactions...........................................      960,161
                                                              -----------
Net Assets, June 30, 1998...................................  $79,644,083
                                                              ===========

---------------
* Redemption price per share varies by length of time shares are held.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................              $2,408,264
Dividends...................................................                  43,046
                                                                          ----------
Total Investment Income.....................................               2,451,310

Expenses
  Advisory fees.............................................  $190,128
  Administration fees.......................................    57,039
  Shareholder servicing fees -- Class B Shares..............       300
  Distribution fees -- Class A Shares.......................       312
  Distribution fees -- Class B Shares.......................       900
  Accounting fees...........................................    37,235
  Transfer agent fees and expenses..........................    31,265
  Directors' fees...........................................     1,900
  Custodian fees............................................    10,885
  Audit fees................................................    10,219
  Registration fees.........................................    11,724
  Other expenses............................................    13,925
                                                              --------
     Total expenses before fee waivers......................   365,832
     Less: Fee waivers......................................    (3,965)
                                                              --------
     Total expenses.........................................                 361,867
                                                                          ----------
Net Investment Income.......................................               2,089,443
                                                                          ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                 998,249
  Net change in unrealized appreciation (depreciation) on
     investments............................................                 (60,352)
                                                                          ----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                 937,897
                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $3,027,340
                                                                          ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               JUNE 30, 1998      DECEMBER 31, 1997
                                                              ----------------    -----------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $ 2,089,443         $  3,857,165
  Net realized gains (losses) on investment transactions....        998,249               14,563
  Net change in unrealized appreciation (depreciation) on
     investments............................................        (60,352)           1,897,381
                                                                -----------         ------------
     Net increase in net assets resulting from operations...      3,027,340            5,769,109
                                                                -----------         ------------
Distributions to Class A Shares
  From net investment income................................         (6,517)          (2,755,744)
Distributions to Class B Shares (b)
  From net investment income................................         (5,332)                  --
Distributions to Trust Shares
  From net investment income................................     (2,077,594)          (1,101,421)(a)
                                                                -----------         ------------
Total distributions to shareholders.........................     (2,089,443)          (3,857,165)
                                                                -----------         ------------
Capital Share Transactions
  Proceeds from shares issued...............................     12,310,354          117,853,442
  Dividends reinvested......................................        735,798            1,329,244
  Cost of shares redeemed...................................     (6,425,640)         (87,824,216)
                                                                -----------         ------------
  Net increase in net assets from capital share
     transactions...........................................      6,620,512           31,358,470
                                                                -----------         ------------
Total increase (decrease) in Net Assets.....................      7,558,409           33,270,414

NET ASSETS
  Beginning of period.......................................     72,085,674           38,815,260
                                                                -----------         ------------
  End of period.............................................    $79,644,083         $ 72,085,674
                                                                ===========         ============

SHARE TRANSACTIONS
  Issued....................................................      1,193,971           11,695,438
  Reinvested................................................         71,573              132,886
  Redeemed..................................................       (623,467)          (8,673,388)
                                                                -----------         ------------
  Change in shares..........................................        642,077            3,154,936
                                                                ===========         ============

---------------
(a) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.
(b) For the period from January 30, 1998 (commencement of operations of Class B Shares) through June 30, 1998.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Total Investment Income...................................  $  2,451,310
  Net Expenses..............................................      (361,867)
                                                              ------------
     Net Investment Income (loss)...........................     2,089,443
Adjustment to reconcile net investment income to net cash
  provided (used) by operating activities:
  Amortization of discount/premium..........................        23,704
  Change in interest and dividend receivable................      (105,841)
  Change in accrued expenses, other payables, prepaid
     expenses and other assets..............................        25,907
                                                              ------------
  Total Adjustments.........................................       (56,230)
                                                              ------------
     Net cash provided (used) by operating activities.......     2,033,213
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales of investments........................    40,021,202
  Purchases of investments..................................   (46,151,336)
  Net purchases of short-term investments with cash received
     as collateral from securities lending..................    (5,421,250)
                                                              ------------
     Net cash provided (used) by investing activities.......   (11,551,384)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares issued...............................    11,962,442
  Cost of shares redeemed...................................    (6,425,640)
  Distributions paid to shareholders........................    (2,175,679)
  Dividends reinvested......................................       735,798
  Net collateral received from securities lending...........     5,421,250
                                                              ------------
  Net cash provided (used) by financing activities..........     9,518,171

Net increase (decrease) in cash.............................            --
Cash at beginning of period.................................            --
                                                              ------------
Cash at end of period.......................................  $         --
                                                              ============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               MARKET
                                          MOODY'S/S&P            MATURITY     PRINCIPAL        VALUE
                                            RATINGS      RATE      DATE        AMOUNT         (NOTE 2)
                                          -----------    ----    --------   -------------   ------------
CORPORATE BONDS -- 62.2%
BANKING -- 6.1%
  ABN AMRO Bank.........................  Aa3/A          6.63%   10/31/01    $ 2,000,000    $  2,032,500
  Bankers Trust.........................  A2/A           6.75     10/3/01      1,500,000       1,530,000
  NationsBank Corp......................  Aa3/A+         7.00     9/15/01      2,000,000       2,060,000
                                                                                            ------------
                                                                                               5,622,500
                                                                                            ------------
ENTERTAINMENT -- 1.6%
  The Walt Disney Co....................  A2/A           6.38     3/30/01      1,500,000       1,522,500
                                                                                            ------------
FINANCIAL SERVICES -- 11.2%
  Associates Corp. N.A..................  Aa3/AA-        7.68      3/3/00      1,500,000       1,541,250
  Ford Motor Credit Co..................  A1/A           6.50     2/28/02      2,500,000       2,543,750
  General Motors Acceptance Corp........  A3/A-          7.75     1/15/99      2,500,000       2,526,825
  Merrill Lynch & Co., Inc..............  Aa3/AA-        6.00     1/15/01      1,750,000       1,754,375
  Salomon Smith Barney Holdings.........  A2/A           6.13     1/15/03      2,000,000       1,985,000
                                                                                            ------------
                                                                                              10,351,200
                                                                                            ------------
INDUSTRIAL GOODS & SERVICES -- 10.0%
  Archer Daniels Midland................  Aa3/AA-        6.25     5/15/03      1,500,000       1,515,000
  IBM Corp..............................  A1/A+          6.25     2/24/00      1,036,000       1,039,626
  IBM Corp., MTN........................  A1/A+          6.04      8/7/00      1,000,000       1,005,000
  Imperial Oil Ltd......................  Aa2/AA+        8.75    10/15/19      3,000,000       3,202,500
  Martin Marietta Tech..................  A3/BBB+        6.50     4/15/03      2,500,000       2,540,625
                                                                                            ------------
                                                                                               9,302,751
                                                                                            ------------
INSURANCE -- PROPERTY & CASUALTY -- 2.2%
  Travelers/Aetna Property & Casualty...  A1/A+          6.75     4/15/01      2,000,000       2,040,000
                                                                                            ------------
PAPER PRODUCTS -- 2.2%
  International Paper Co................  A3/A-          6.88     7/10/00      2,000,000       2,037,500
                                                                                            ------------
RETAIL-STORES -- 7.7%
  Dayton Hudson Co......................  A3/BBB+        6.40     2/15/03      2,500,000       2,528,125
  J C Penney & Co.......................  A2/A           7.25      4/1/02      2,000,000       2,080,000
  Wal-Mart Stores.......................  Aa2/AA         5.85      6/1/18      2,500,000       2,500,000
                                                                                            ------------
                                                                                               7,108,125
                                                                                            ------------
TELECOMMUNICATIONS -- 1.6%
  MCI Communication Corp................  Baa2/A         7.13     1/20/00      1,500,000       1,522,500
                                                                                            ------------
UTILITIES-ELECTRIC -- 16.4%
  Baltimore Gas & Electric..............  A1/AA-         6.50     2/15/03      2,500,000       2,559,375
  Central Power & Light Co..............  A3/A           6.00      4/1/00      2,000,000       2,002,500
  Florida Power Corp....................  A1/A+          6.54      7/1/02      2,000,000       2,037,500
  MidAmerican Energy....................  A3/A           6.50    12/15/01      2,500,000       2,537,500
  National Rural Utilities Corp., Series
     C, MTN.............................  A1/AA-         6.49     7/10/02      2,000,000       2,032,500
  Puget Sound Power & Light.............  Baa1/A-        6.61      2/9/00      2,000,000       2,017,500
  SCANA Corp., Series B, MTN............  A3/A-          6.25      7/8/03      2,000,000       2,000,000
                                                                                            ------------
                                                                                              15,186,875
                                                                                            ------------


                                                                                               MARKET
                                          MOODY'S/S&P            MATURITY     PRINCIPAL        VALUE
                                            RATINGS      RATE      DATE        AMOUNT         (NOTE 2)
                                          -----------    ----    --------   -------------   ------------
CORPORATE BONDS, CONTINUED:
UTILITIES-GAS -- 3.2%
  ENSERCH Corp..........................  Baa2/BBB            7.00%    8/15/99   $  1,000,000   $    1,010,000
  Smith Enron...........................  NR/NR               5.97    12/15/06      1,995,248        1,990,260
                                                                                                --------------
                                                                                                     3,000,260
                                                                                                --------------
Total Corporate Bonds (Cost
  $57,206,172)..........................                                                            57,694,211
                                                                                                --------------
U.S. GOVERNMENT AGENCIES -- 23.1%
FEDERAL HOME LOAN BANK -- 4.9%
  Federal Home Loan Bank (b)............                      6.00     8/28/01      2,500,000        2,499,675
  Federal Home Loan Bank................                     6.10*    12/24/07      2,000,000        2,013,726
                                                                                                --------------
                                                                                                     4,513,401
                                                                                                --------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 2.2%
  Federal Home Loan Mortgage Corp.
     (b)................................                      6.75      4/1/08      2,000,000        2,002,020
                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 1.6%
  Federal National Mortgage Assoc.
     (b)................................                      6.35    11/23/01      1,500,000        1,510,170
                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOC. -- 12.8%
  Government National Mortgage Assoc.,
     Pool # 339455......................                      8.00    12/15/07        628,922          652,111
  Government National Mortgage Assoc.,
     Pool # 358725......................                      8.00     8/15/08      1,192,437        1,236,402
  Government National Mortgage Assoc.,
     Pool # 392085......................                      7.50     4/15/09        675,905          697,872
  Government National Mortgage Assoc.,
     Pool # 368641......................                      7.50     4/15/09        569,417          587,923
  Government National Mortgage Assoc.,
     Pool # 345752......................                      7.50     6/15/09        589,403          608,559
  Government National Mortgage Assoc.,
     Pool # 376589......................                      8.50     9/15/09        817,729          856,056
  Government National Mortgage Assoc.,
     Pool # 380660......................                      8.00    11/15/09      1,389,799        1,441,040
  Government National Mortgage Assoc.,
     Pool # 392814......................                      8.50    12/15/09        687,707          719,940
  Government National Mortgage Assoc.,
     Pool # 392770......................                      8.50    12/15/09        437,418          457,920
  Government National Mortgage Assoc.,
     Pool # 407337......................                      8.00     4/15/10      1,202,228        1,246,554
  Government National Mortgage Assoc.,
     Pool # 405445......................                      8.00     4/15/10      1,369,545        1,420,040
  Government National Mortgage Assoc.,
     Pool # 423983......................                      7.50     8/15/11      1,871,178        1,931,992
                                                                                                --------------
                                                                                                    11,856,409
                                                                                                --------------
STUDENT LOAN MARKETING ASSOC. -- 1.6%
  Student Loan Marketing Assoc..........                      5.81     1/23/01      1,500,000        1,499,565
                                                                                                --------------
Total U.S. Government Agencies (Cost
  $20,945,486)..........................                                                            21,381,565
                                                                                                --------------
U.S. TREASURY NOTES -- 11.6%
  U.S. Treasury Note....................                      7.75     1/31/00      1,500,000        1,550,160
  U.S. Treasury Note....................                      6.25    10/31/01      1,000,000        1,020,930
  U.S. Treasury Note....................                      6.25     6/30/02      2,000,000        2,050,260
  U.S. Treasury Note (b)................                      6.63     7/31/01      2,000,000        2,060,600
  U.S. Treasury Note (b)................                      6.25     1/31/02      4,000,000        4,089,560
                                                                                                --------------
Total U.S. Treasury Notes (Cost
  $10,566,255)..........................                                                            10,771,510
                                                                                                --------------



                                                                                                   MARKET
                                           MOODY'S/S&P               MATURITY     PRINCIPAL         VALUE
REGULATED INVESTMENT COMPANIES -- 1.9%       RATINGS       RATE        DATE     AMOUNT/SHARES      (NOTE 2)
                                          -------------  ---------  ----------  --------------  --------------
                                                                                    1,774,490   $    1,774,489
  AIM Liquid Assets Money Market Fund...
                                                                                        1,527            1,527
  AIM Prime Money Market Fund...........
                                                                                                --------------
Total Regulated Investment Companies                                                                 1,776,016
  (Cost $1,776,016).....................
                                                                                                --------------
SHORT-TERM SECURITY PURCHASED WITH COLLATERAL -- 12.7%
REPURCHASE AGREEMENT -- 12.7%
Lehman Brothers, dated 6/30/98, with a
  maturity value of $11,796,589,
  (Collateralized by $57,760,000 Federal
  Home Loan Mortgage Corp., 0.00%,                            6.38%     7/1/98   $ 11,794,500       11,794,500
  11/13/17, $12,031,408)................
                                                                                                --------------
Total Short-Term Security Purchased With                                                            11,794,500
  Collateral (Cost $11,794,500).........
                                                                                                --------------
TOTAL INVESTMENTS (COST $102,288,429)                                                              103,417,802
  (A) -- 111.5%.........................
LIABILITIES IN EXCESS OF OTHER                                                                     (10,692,488)
  ASSETS -- (11.5%).....................
                                                                                                --------------
                                                                                                $   92,725,314
TOTAL NET ASSETS -- 100.0%..............
                                                                                                ==============

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.....................................  $1,158,322
            Unrealized depreciation.....................................     (28,949)
                                                                          ----------
            Net unrealized appreciation.................................  $1,129,373
                                                                          ==========

(b) All or a portion of this security has been loaned at June 30, 1998.

* Variable rate security. Rate represents rate in effect at June 30, 1998.

MTN -- Medium Term Note

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $90,493,929)....  $91,623,302
  Repurchase agreement, at amortized cost...................   11,794,500
                                                              -----------
     Total Investments......................................  103,417,802
  Interest receivable.......................................    1,524,952
  Receivable for capital shares sold........................       22,020
  Receivable for investment securities sold.................    2,034,688
  Deferred organization costs...............................        9,511
  Prepaid expenses..........................................       10,616
                                                              -----------
Total assets................................................  107,019,589
                                                              -----------
LIABILITIES
  Payable for return of collateral held for securities on
     loan...................................................   11,794,500
  Distributions payable.....................................      416,093
  Payable for investment securities purchased...............    2,000,000
  Payable for capital shares redeemed.......................        2,935
  Accrued expenses and other payables:
     Advisory fees..........................................       38,189
     Administration fees....................................       11,457
     Shareholder servicing fees -- Class B Shares...........           62
     Distribution fees -- Class A Shares....................        1,227
     Distribution fees -- Class B Shares....................          185
     Accounting fees........................................        4,572
     Custodian fees.........................................       11,174
     Audit fees.............................................        8,419
     Other..................................................        5,462
                                                              -----------
Total liabilities...........................................   14,294,275
                                                              -----------
NET ASSETS
     Class A Shares.........................................    7,077,462
     Class B Shares.........................................      310,959
     Trust Shares...........................................   85,336,893
                                                              -----------
                                                              $92,725,314
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
     Class A Shares.........................................      708,078
     Class B Shares.........................................       31,164
     Trust Shares...........................................    8,538,736
                                                              -----------
                                                                9,277,978
                                                              ===========
NET ASSET VALUE
  Class A Shares -- redemption price per share..............       $10.00
                                                                   ------
  Class A Shares -- maximum sales charge....................         3.00%
                                                                   ------
  Class A Shares -- maximum sales charge per share
     (100%/(100% -- maximum sales charge) of net asset value
     adjusted to nearest cent)..............................       $10.31
                                                                   ======

  Class B Shares -- offering and redemption price per
     share*.................................................        $9.98
                                                                   ======

  Trust Shares -- offering and redemption price per share...        $9.99
                                                                   ======

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     9,278
  Additional paid-in capital................................   91,453,523
  Undistributed (distributions in excess of) net investment
     income.................................................       (1,454)
  Net unrealized appreciation from investments..............    1,129,373
  Accumulated net realized gains from investment
     transactions...........................................      134,594
                                                              -----------
Net Assets, June 30, 1998...................................  $92,725,314
                                                              ===========

---------------
* Redemption price per share varies by length of time shares are held.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $2,823,619
Dividends...................................................                  103,040
                                                                           ----------
Total Investment Income.....................................                2,926,659
Expenses
  Advisory fees.............................................  $  227,538
  Administration fees.......................................      68,262
  Shareholder servicing fees -- Class B Shares..............         206
  Distribution fees -- Class A Shares.......................       7,333
  Distribution fees -- Class B Shares.......................         619
  Accounting fees...........................................      37,222
  Transfer agent fees and expenses..........................      33,285
  Directors' fees...........................................       2,359
  Custodian fees............................................      12,323
  Audit fees................................................      11,060
  Reports to shareholders...................................       9,690
  Other expenses............................................      21,073
                                                              ----------
     Total expenses before fee waivers......................     430,970
     Less: Fee waivers......................................      (4,977)
                                                              ----------
     Total expenses.........................................                  425,993
                                                                           ----------
Net Investment Income.......................................                2,500,666
                                                                           ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                  124,457
  Net change in unrealized appreciation (depreciation) on
     investments............................................                  (28,192)
                                                                           ----------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................                   96,265
                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $2,596,931
                                                                           ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 1998     DECEMBER 31, 1997
                                                              ----------------   -----------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $  2,500,666       $  5,905,203
  Net realized gains (losses) on investment transactions....         124,457             87,039
  Net change in unrealized appreciation (depreciation) on
     investments............................................         (28,192)           185,389
                                                                ------------       ------------
  Net increase in net assets resulting from operations......       2,596,931          6,177,631
                                                                ------------       ------------

Distributions to Class A Shares
  From net investment income................................        (155,284)        (4,572,712)
  From net realized gains...................................              --             (3,598)
Distributions to Class B Shares (b)
  From net investment income................................          (3,708)                --
Distributions to Trust Shares
  From net investment income................................      (2,343,971)        (1,330,194)(a)
  From net realized gains...................................              --            (49,934)(a)
                                                                ------------       ------------
Total distributions to shareholders.........................      (2,502,963)        (5,956,438)
                                                                ------------       ------------

Capital Share Transactions
  Proceeds from shares issued...............................      12,721,782        115,326,621
  Dividends reinvested......................................         996,613          2,802,526
  Cost of shares redeemed...................................     (11,866,560)      (125,767,873)
                                                                ------------       ------------
  Net increase (decrease) in net assets from capital share
     transactions...........................................       1,851,835         (7,638,726)
                                                                ------------       ------------

Total increase (decrease) in Net Assets.....................       1,945,803         (7,417,533)

NET ASSETS
  Beginning of period.......................................      90,779,511         98,197,044
                                                                ------------       ------------
  End of period.............................................    $ 92,725,314       $ 90,779,511
                                                                ============       ============

SHARE TRANSACTIONS:
  Issued....................................................       1,272,303         11,542,505
  Reinvested................................................          99,720            281,855
  Redeemed..................................................      (1,186,722)       (12,593,661)
                                                                ------------       ------------
  Change in shares..........................................         185,301           (769,301)
                                                                ============       ============

---------------
(a) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.
(b) For the period from January 30, 1998 (commencement of operations of Class B Shares) through June 30, 1998.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Total Investment Income...................................  $  2,926,659
  Net Expenses..............................................      (425,993)
                                                              ------------
  Net Investment Income (loss)..............................     2,500,666
Adjustment to reconcile net investment income to net cash
  provided (used) by operating activities:
  Amortization of discount/premium..........................        50,698
  Change in interest and dividend receivable................       (23,637)
  Change in accrued expenses, other payables, prepaid
     expenses and other assets..............................        45,974
                                                              ------------
  Total Adjustments.........................................        73,035
                                                              ------------
     Net cash provided (used) by operating activities.......     2,573,701
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales of investments........................    47,098,490
  Purchases of investments..................................   (48,906,120)
  Net purchases of short-term investments with cash received
     as collateral from securities lending..................   (11,794,500)
                                                              ------------
     Net cash provided (used) by investing activities.......   (13,602,130)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares issued...............................    12,700,232
  Cost of shares redeemed...................................   (11,885,413)
  Distributions paid to shareholders........................    (2,577,503)
  Dividends reinvested......................................       996,613
  Net collateral received from securities lending...........    11,794,500
                                                              ------------
  Net cash provided (used) by financing activites...........    11,028,429
Net increase (decrease) in cash.............................            --
Cash at beginning of period.................................            --
                                                              ------------
Cash at end of period.......................................  $         --
                                                              ============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     MARKET
                                                                        MATURITY     PRINCIPAL        VALUE
                                                              RATE        DATE        AMOUNT        (NOTE 2)
                                                              ----      --------   -------------   -----------
U.S. GOVERNMENT AGENCIES -- 50.9%
FEDERAL FARM CREDIT BANK -- 8.7%
  Federal Farm Credit Bank..................................  6.15%      3/23/05    $1,000,000     $   999,870
  Federal Farm Credit Bank..................................  7.34       8/27/07       750,000         751,305
                                                                                                   -----------
                                                                                                     1,751,175
                                                                                                   -----------
FEDERAL HOME LOAN BANK -- 7.4%
  Federal Home Loan Bank....................................  6.00       8/28/01       750,000         749,903
  Federal Home Loan Bank....................................  6.10*     12/24/07       750,000         755,147
                                                                                                   -----------
                                                                                                     1,505,050
                                                                                                   -----------
FEDERAL HOME LOAN MORTGAGE CORP. -- 5.0%
  Federal Home Loan Mortgage Corp...........................  6.16       9/25/02       500,000         508,415
  Federal Home Loan Mortgage Corp...........................  6.58       9/30/02       500,000         500,430
                                                                                                   -----------
                                                                                                     1,008,845
                                                                                                   -----------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 7.6%
  Federal National Mortgage Assoc...........................  5.98      11/12/02       500,000         505,105
  Federal National Mortgage Assoc...........................  6.44       8/14/07       500,000         519,500
  Federal National Mortgage Assoc...........................  6.65      11/14/07       500,000         510,170
                                                                                                   -----------
                                                                                                     1,534,775
                                                                                                   -----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 19.2%
  Government National Mortgage Assoc., Pool # 152718........  9.00      12/15/01        45,466          47,711
  Government National Mortgage Assoc., Pool # 248038........  9.00       2/15/03       152,519         160,049
  Government National Mortgage Assoc., Pool # 407408........  7.50       5/15/10       604,035         623,667
  Government National Mortgage Assoc., Pool # 423984........  7.00       8/15/11       846,796         868,228
  Government National Mortgage Assoc., Pool # 423914........  7.50       8/15/11       871,128         899,438
  Government National Mortgage Assoc., Pool # 423923........  7.00       9/15/11       696,106         713,724
  Government National Mortgage Assoc., Pool # 431451........  7.50      10/15/11       558,530         576,682
                                                                                                   -----------
                                                                                                     3,889,499
                                                                                                   -----------
STUDENT LOAN MARKETING ASSOC. -- 3.0%
  Student Loan Marketing Assoc..............................  5.81       1/23/01       600,000         599,826
                                                                                                   -----------
Total U.S. Government Agencies (Cost $10,181,183)...........                                        10,289,170
                                                                                                   -----------

                                                                                                                        MARKET
                                                                                          MATURITY     PRINCIPAL         VALUE
                                                                                RATE        DATE     AMOUNT/SHARES     (NOTE 2)
                                                                              ---------  ----------  --------------  -------------
U.S. TREASURY NOTES -- 44.6%
  U.S. Treasury Note........................................................      5.75%    12/31/98   $    250,000   $     250,545
  U.S. Treasury Note........................................................       6.00     8/15/99      1,000,000       1,005,500
  U.S. Treasury Note........................................................       6.38     5/15/00        500,000         507,545
  U.S. Treasury Note........................................................       6.25     5/31/00        750,000         759,908
  U.S. Treasury Note........................................................       7.50    11/15/01      2,500,000       2,647,799
  U.S. Treasury Note........................................................       7.50     5/15/02      1,000,000       1,067,370
  U.S. Treasury Note........................................................       6.25     6/30/02        750,000         768,848
  U.S. Treasury Note........................................................       5.63    12/31/02      1,250,000       1,255,150
  U.S. Treasury Note........................................................       5.50     1/31/03        750,000         749,348
                                                                                                                     -------------
Total U.S. Treasury Notes (Cost $8,846,604).................................                                             9,012,013
                                                                                                                     -------------
REGULATED INVESTMENT COMPANIES -- 4.0%
  AIM Treasury Money Market Fund............................................                               807,254         807,255
  Dreyfus Prime Money Market Fund...........................................                                 1,585           1,585
                                                                                                                     -------------
Total Regulated Investment Companies (Cost $808,840)........................                                               808,840
                                                                                                                     -------------
TOTAL INVESTMENTS (COST $19,836,627) (a) -- 99.5%...........................                                            20,110,023
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...............................                                                92,739
                                                                                                                     -------------
TOTAL NET ASSETS -- 100.0%..................................................                                           $20,202,762
                                                                                                                     =============

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $289,530
Unrealized depreciation.....................................   (16,134)
                                                              --------
Net unrealized appreciation.................................  $273,396
                                                              ========

* Variable rate security. Rate represents rate in effect at June 30, 1998.

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $19,836,627)....  $20,110,023
  Interest and dividends receivable.........................      214,920
  Deferred organization costs...............................        1,349
  Prepaid expenses and other assets.........................        1,041
                                                              -----------
Total assets................................................   20,327,333
                                                              -----------
LIABILITIES
  Distributions payable.....................................       86,062
  Accrued expenses:
     Advisory fees..........................................        5,640
     Administration fees....................................          664
     Shareholder servicing fees -- Class B Shares...........           23
     Distribution fees -- Class B Shares....................           70
     Accounting fees........................................        5,118
     Directors' fees........................................           34
     Audit fees.............................................       10,831
     Legal fees.............................................        6,147
     Other..................................................        9,982
                                                              -----------
Total liabilities...........................................      124,571
                                                              -----------
NET ASSETS
  Class A Shares............................................   20,049,523
  Class B Shares............................................      153,239
                                                              -----------
                                                              $20,202,762
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
  Class A Shares............................................    1,978,620
  Class B Shares............................................       15,110
                                                              -----------
                                                                1,993,730
                                                              ===========
NET ASSET VALUE
  Class A Shares -- redemption price per share..............  $     10.13
                                                              -----------
  Class A Shares -- maximum sales charge....................         3.00%
                                                              -----------
  Class A Shares -- maximum offering price per share
     (100%/(100% -- maximum sales charge) of net asset value
     adjusted to nearest cent)..............................  $     10.44
                                                              ===========
  Class B Shares -- offering and redemption price per
     share*.................................................  $     10.14
                                                              ===========
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     1,994
  Additional paid-in capital................................   19,932,157
  Undistributed (distributions in excess of) net investment
     income.................................................       (1,440)
  Net unrealized appreciation from investments..............      273,396
  Accumulated net realized losses on investment
     transactions...........................................       (3,345)
                                                              -----------
Net Assets, June 30, 1998...................................  $20,202,762
                                                              ===========

---------------
* Redemption price per share varies by length of time shares are held.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................                $608,886
Dividends...................................................                  16,684
                                                                            --------
Total Investment Income.....................................                 625,570
Expenses
  Advisory fees.............................................    $ 49,864
  Administration fees.......................................      14,959
  Shareholder servicing fees -- Class B Shares..............          60
  Distribution fees -- Class A Shares.......................      24,733
  Distribution fees -- Class B Shares.......................         178
  Accounting fees...........................................      29,593
  Transfer agent fees and expenses..........................      16,604
  Directors' fees...........................................         516
  Audit fees................................................       5,507
  Registration fees.........................................       5,280
  Other expenses............................................       7,226
                                                                --------
     Total expenses before fee waivers......................     154,520
     Less: Fee waivers......................................     (52,609)
                                                                --------
     Total expenses.........................................                 101,911
                                                                            --------
Net Investment Income.......................................                 523,659
                                                                            --------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                  (2,446)
  Net change in unrealized appreciation (depreciation) on
     investments............................................                  25,845
                                                                            --------
  Net Realized and Unrealized Gains (Losses) from
     Investments............................................                  23,399
                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $547,058
                                                                            ========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       PERIOD ENDED
                                                               JUNE 30, 1998     DECEMBER 31, 1997 (A)
                                                              ----------------   ---------------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations Net investment income............................    $   523,659           $   865,919
  Net realized gains (losses) on investment transactions....         (2,446)               (2,339)
  Net change in unrealized appreciation (depreciation) on
     investments............................................         25,845               220,368
                                                                -----------           -----------
  Net increase in net assets resulting from operations......        547,058             1,083,948
                                                                -----------           -----------
Distributions to Class A Shares
  From net investment income................................       (522,700)             (865,919)
Distributions to Class B Shares (b)
  From net investment income................................           (959)                   --
                                                                -----------           -----------
Total distributions to shareholders.........................       (523,659)             (865,919)
                                                                -----------           -----------
Capital Share Transactions
  Proceeds from shares issued...............................      2,383,373            22,172,121
  Dividends reinvested......................................          5,061                 4,769
  Cost of shares redeemed...................................     (2,312,422)           (2,291,568)
                                                                -----------           -----------
  Net increase in net assets from capital share
     transactions...........................................         76,012            19,885,322
                                                                -----------           -----------
Total increase (decrease) in Net Assets.....................         99,411            20,103,351

NET ASSETS
  Beginning of period.......................................     20,103,351                    --
                                                                -----------           -----------
  End of period.............................................    $20,202,762           $20,103,351
                                                                ===========           ===========
SHARE TRANSACTIONS
  Issued....................................................        235,075             2,213,380
  Reinvested................................................            499                   473
  Redeemed..................................................       (227,833)             (227,864)
                                                                -----------           -----------
Change in shares............................................          7,741             1,985,989
                                                                ===========           ===========

---------------
(a) For the period from February 28, 1997 (commencement of operations) to December 31, 1997.

(b) For the period from January 30, 1998 (commencement of operations of Class B Shares) to June 30, 1998.

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              MARKET
                                          MOODY'S/S&P           MATURITY     PRINCIPAL        VALUE
                                            RATINGS     RATE      DATE        AMOUNT         (NOTE 2)
                                          -----------   -----   --------   -------------   ------------
MUNICIPAL BONDS -- 99.0%
GEORGIA -- 1.7%
  Fulton County School District
     Refunded, GO.......................  Aa2/AA         6.38%    5/1/11    $1,480,000     $  1,722,350
                                                                                           ------------
PENNSYLVANIA -- 1.1%
  Indiana County Industrial Development
     Authority, Pollution Control
     Revenue, MBIA......................  Aaa/AAA        5.35    11/1/10     1,000,000        1,067,500
                                                                                           ------------
TENNESSEE -- 94.6%
  Bristol Health & Educational
     Facilities Revenue, Bristol
     Memorial Hospital, Revenue Bond,
     FGIC...............................  Aaa/AAA        6.75     9/1/07     2,140,000        2,503,800
  Chattanooga-Hamilton County Hospital
     Authority, Hospital Revenue,
     Erlanger Medical Center, Series A,
     Callable 4/1/08 @ 101..............  Aaa/AAA        5.00    10/1/28     1,000,000          971,250
  Dickson County, GO, FGIC..............  Aaa/NR         6.25     4/1/08     1,220,000        1,395,375
  Hamilton County, Callable 8/1/07 @
     101, GO............................  Aa2/NR         4.75     8/1/11     1,200,000        1,212,000
  Hamilton County Industrial Development
     Board Lease, Rent Revenue, FGIC....  Aaa/AAA        5.75     9/1/05     1,000,000        1,085,000
  Hamilton County Refunded, Series B,
     GO.................................  Aa2/NR         5.10     8/1/24     1,585,000        1,622,644
  Humphreys County Industrial
     Development Board, Solid Waste
     Disposal Revenue, E.I. Dupont de
     Nemours & Co. Project, Callable
     5/1/04 @ 102.......................  Aa3/AA-        6.70     5/1/24     1,455,000        1,609,594
  Johnson City Health & Educational
     Improvements, Revenue Bond,
     Prerefunded 7/1/01 @ 102, MBIA.....  Aaa/AAA        6.75     7/1/16     1,000,000        1,095,000
  Johnson City Refunded, FGIC...........  Aaa/AAA        5.25     6/1/10     1,260,000        1,337,175
  Johnson City Refunded Water & Sewer,
     FGIC...............................  Aaa/AAA        5.25     6/1/10     1,270,000        1,347,788
  Knox County, GO, Callable 4/1/03 @
     102................................  Aa/AA          6.50     4/1/04     1,965,000        2,186,063
  Knox County, Callable 2/1/04 @ 101....  Aa3/AA         5.00     2/1/13     2,000,000        2,030,000
  Knox County, GO, Callable 2/1/04 @
     101................................  Aa3/AA         5.00     2/1/15     1,000,000        1,006,250
  Knox County Health, Education &
     Housing Facilities Board, Hospital
     Facilities Revenue, Fort Sanders
     Alliance, MBIA.....................  Aaa/AAA        6.25     1/1/13     1,000,000        1,143,750
  Knoxville, Refunded Public Improvement
     GO, Callable 5/1/05 @ 101..........  Aa3/AA         5.00     5/1/09     2,820,000        2,915,175
  Lawrenceburg Electric, Revenue Bond,
     MBIA...............................  Aaa/AAA        6.63     7/1/18     1,250,000        1,507,813
  Memphis, GO...........................  Aa/AA          6.25     7/1/04     1,500,000        1,657,500
  Memphis, GO...........................  Aa/AA          6.00    11/1/06     1,000,000        1,113,750
  Memphis Electric System Revenue.......  Aa/AA          5.90     1/1/04     1,415,000        1,531,738
  Memphis-Shelby County Airport
     Authority, Revenue Bonds, MBIA.....  Aaa/AAA        6.25    2/15/09     1,790,000        2,024,938
  Metropolitan Government Nashville &
     Davidson County, Series A, GO,
     Callable 11/15/06 @ 101............  Aa2/AA         5.13   11/15/10     2,000,000        2,077,500
  Metropolitan Government Nashville &
     Davidson County Electric Revenue
     Refunded, Series B.................  Aa3/AA         5.50    5/15/08     3,780,000        4,039,874
  Metropolitan Government Nashville &
     Davidson County Health & Education
     Facility, Series C.................  Aa3/AA         5.00    10/1/10     1,955,000        2,006,319


                                                                                                MARKET
                                          MOODY'S/S&P             MATURITY     PRINCIPAL        VALUE
                                            RATINGS     RATE        DATE        AMOUNT         (NOTE 2)
                                          -----------   -----     --------   -------------   ------------
MUNICIPAL BONDS, CONTINUED:

TENNESSEE, CONTINUED:
  Metropolitan Government Nashville &
     Davidson County Health & Education
     Revenue, Series A, Callable 5/1/08
     @ 101..............................  Aaa/AAA       4.75%    11/1/18    $ 3,750,000     $  3,553,125
  Metropolitan Government Nashville &
     Davidson County Health & Education
     Revenue, Series A, Callable 5/1/08
     @ 101..............................  Aaa/AAA       4.88     11/1/28      3,000,000        2,842,500
  Metropolitan Government, Nashville &
     Davidson County, GO, Callable
     5/15/06 @ 101......................  Aa/AA         5.60     5/15/07      1,045,000        1,135,131
  Metropolitan Government, Nashville &
     Davidson County, Series A, GO,
     Callable 11/15/06 @ 101............  Aa2/AA        5.13    11/15/19      2,000,000        2,000,000
  Metropolitan Government, Nashville &
     Davidson County Energy Project,
     Series B, Revenue Bond.............  Aaa/AAA       6.00      7/1/10      1,335,000        1,506,881
  Metropolitan Government, Nashville &
     Davidson County Health &
     Educational Facilities Board,
     Refunding & Improvements, Meharry
     Medical College, AMBAC.............  Aaa/AAA       6.00     12/1/09      1,000,000        1,122,500
  Metropolitan Government, Nashville &
     Davidson County Water & Sewer
     Revenue............................  Aaa/AAA       6.50      4/1/03      1,000,000        1,100,000
  Metropolitan Government, Nashville &
     Davidson County, Health &
     Educational Facilities Board,
     Refunding & Improvements, Meharry
     Medical College, AMBAC.............  Aaa/AAA       6.00     12/1/13      2,030,000        2,276,138
  Metropolitan Government, Nashville &
     Davidson County, Meharry Medical
     College Project, Prerefunded
     12/1/04 @ 102, AMBAC...............  Aaa/AAA       6.88     12/1/24      4,750,000        5,527,812
  Metropolitan Government, Nashville &
     Davidson County, Vanderbuilt
     University, Series A...............  Aa3/AA        5.75      1/1/07      1,035,000        1,129,444
  Rutherford County Capital Outlay,
     GO.................................  Aa3/AA-       6.00      4/1/04      1,370,000        1,489,875
  Rutherford County Capital Outlay,
     Series A...........................  Aa3/AA-       6.25      5/1/05      3,500,000        3,893,749
  Shelby County, Series A, GO...........  Aa2/AA+       6.75      4/1/05      1,000,000        1,142,500
  Shelby County, Series A, GO...........  Aa2/AA+       5.63      6/1/05      1,000,000        1,078,750
  Shelby County, Series B, GO...........  Aa2/AA+       6.00     12/1/05      2,000,000        2,212,500
  Shelby County Health, Education &
     Housing Facilities Board, Hospital
     Revenue, Methodist Health Systems,
     Inc., MBIA.........................  Aaa/AAA       6.25      8/1/07      3,500,000        3,933,124
  Shelby County Health, Educational &
     Housing Facilities Board, Hospital
     Revenue, Methodist Health Systems,
     Inc., MBIA.........................  Aaa/AAA       5.50      8/1/05      3,000,000        3,195,000
  Shelby County Health, Educational &
     Housing Facilities Board, Hospital
     Revenue, Methodist Health Systems,
     Inc., MBIA.........................  Aaa/AAA       6.25      8/1/08      2,000,000        2,262,500
  Shelby County Refunded, Series A,
     GO.................................  Aa2/AA+       5.25      4/1/06      1,000,000        1,058,750
  Shelby County Refunded, Series B, GO,
     Callable 8/1/07 @ 101..............  Aa2/AA+       5.00      8/1/11      2,500,000        2,571,875
  Tennessee State Refunded, Series B,
     GO.................................  Aaa/AAA       5.50      5/1/03      1,000,000        1,061,250
  Tennessee State Refunded, Series B,
     GO.................................  Aaa/AA+       6.00      5/1/05      3,000,000        3,307,500
  Tennessee State Refunded, Series B,
     GO.................................  Aaa/AAA       6.00      5/1/06      1,000,000        1,111,250


                                                                                                      MARKET
                                           MOODY'S/S&P                 MATURITY     PRINCIPAL         VALUE
                                             RATINGS         RATE        DATE     AMOUNT/SHARES      (NOTE 2)
                                          -------------    ---------  ----------  --------------  --------------
MUNICIPAL BONDS, CONTINUED:
TENNESSEE, CONTINUED:
  Tennessee State, Series A, GO,
     Callable 5/1/08 @ 101..............  Aaa/AAA          5.00%      5/1/11     $2,000,000      $  2,055,000
  Williamson County Public Improvement,
     GO.................................  Aa1/NR           6.25       4/1/06      1,000,000         1,126,250
                                                                                                --------------
                                                                                                   93,113,700
                                                                                                --------------
WISCONSIN -- 1.6%
  Milwaukee Refunding, GO...............  Aa1/AA+          6.00       2/1/09      1,380,000         1,550,775
                                                                                                --------------
Total Municipal Bonds (Cost
  $95,659,388)..........................                                                           97,454,325
                                                                                                --------------
REGULATED INVESTMENT COMPANIES -- 0.7%
  AIM Tax Free Money Market Fund........                                           686,061            686,061
  Dreyfus Tax Free Money Market Fund....                                            15,849             15,849
                                                                                               --------------
Total Regulated Investment Companies
  (Cost $701,910).......................                                                              701,910
                                                                                                --------------
TOTAL INVESTMENTS (COST $96,361,298) (A)
  - 99.7%...............................                                                           98,156,235
OTHER ASSETS IN EXCESS OF LIABILITIES -
  0.3%..................................                                                              305,451
                                                                                               --------------
TOTAL NET ASSETS  -- 100.0%.............                                                       $   98,461,686
                                                                                               ==============

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.............................  $1,924,111
        Unrealized depreciation.............................    (129,174)
                                                              ----------
        Net unrealized appreciation.........................  $1,794,937
                                                              ==========


AMBAC - Insured by American Municipal Bond Assurance Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

GO - General Obligation

MBIA - Insured by Municipal Bond Insurance Assoc.

See Notes to Financial Statements.


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $96,361,298)....  $ 98,156,235
  Cash......................................................         3,129
  Interest receivable.......................................     1,395,470
  Receivable for investment securities sold.................     3,060,110
  Receivable for capital shares issued......................         4,223
  Deferred organization costs...............................         9,418
  Prepaid expenses..........................................        12,309
                                                              ------------
Total assets................................................   102,640,894
                                                              ------------
LIABILITIES
  Distributions payable.....................................       303,154
  Payable for investment securities purchased...............     3,800,854
  Accrued expenses:
     Advisory fees..........................................        40,946
     Administration fees....................................        12,284
     Shareholder servicing fees -- Class B Shares...........           147
     Distribution fees -- Class A Shares....................           542
     Distribution fees -- Class B Shares....................           440
     Accounting fees........................................         4,688
     Audit fees.............................................         7,747
     Other..................................................         8,406
                                                              ------------
Total liabilities...........................................     4,179,208
                                                              ------------
NET ASSETS
     Class A Shares.........................................     2,705,060
     Class B Shares.........................................       735,254
     Trust Shares...........................................    95,021,372
                                                              ------------
                                                              $ 98,461,686
                                                              ============
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
     Class A Shares.........................................       267,237
     Class B Shares.........................................        72,484
     Trust Shares...........................................     9,388,840
                                                              ------------
                                                                 9,728,561
                                                              ============
NET ASSET VALUE
  Class A Shares -- redemption price per share..............        $10.12
                                                                    ------
  Class A Shares -- maximum sales charge....................          3.00%
                                                                    ------
  Class A Shares -- maximum offering price per share
     (100%/(100% -- maximum sales charge) of net asset value
     adjusted to nearest cent)..............................        $10.43
                                                                    ======
  Class B Shares -- offering and redemption price per
     share*.................................................        $10.14
                                                                    ======

  Trust Shares -- offering and redemption price per share...        $10.12
                                                                    ======

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $      9,729
  Additional paid-in capital................................    96,761,695
  Undistributed (distributions in excess of) net investment
     income.................................................         5,860
  Net unrealized appreciation from investments..............     1,794,937
  Accumulated net realized losses from investment
     transactions...........................................      (110,535)
                                                              ------------
Net Assets, June 30, 1998...................................  $ 98,461,686
                                                              ============

---------------
* Redemption price per share varies by length of time shares are held.

See Notes to Financial Statements

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................              $2,276,206
Dividends...................................................                  61,440
                                                                          ----------
Total Investment Income.....................................               2,337,646

Expenses Advisory fees......................................  $248,500
  Administration fees.......................................    74,550
  Shareholder servicing fees -- Class B Shares..............       411
  Distribution fees -- Class A Shares.......................     2,815
  Distribution fees -- Class B Shares.......................     1,231
  Accounting fees...........................................    37,702
  Transfer agent fees and expenses..........................    34,043
  Directors' fees...........................................     2,604
  Custodian fees............................................    15,158
  Reports to shareholders...................................    12,904
  Audit fees................................................    11,513
  Other expenses............................................    23,961
                                                              --------
     Total expenses before fee waivers......................   465,392
     Less: Fee waivers......................................    (5,617)
                                                              --------
     Total expenses.........................................                 459,775
                                                                          ----------
Net Investment Income.......................................               1,877,871
                                                                          ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....                 549,968
  Net change in unrealized appreciation (depreciation) on
     investments............................................              (1,096,807)
                                                                          ----------
  Net Realized and Unrealized Gains (Losses) from
     Investments............................................                (546,839)
                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $1,331,032
                                                                          ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 1998     DECEMBER 31, 1997
                                                              ----------------   -----------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $ 1,877,871        $  4,158,493
  Net realized gains (losses) on investment transactions....        549,968             495,596
  Net change in unrealized appreciation (depreciation) on
     investments............................................     (1,096,807)          2,311,170
                                                                -----------        ------------
  Net increase in net assets resulting from operations......      1,331,032           6,965,259
                                                                -----------        ------------
Distributions to Class A Shares
  From net investment income................................        (39,812)         (3,124,095)
Distributions to Class B Shares (b)
  From net investment income................................         (4,423)                 --
Distributions to Trust Shares
  From net investment income................................     (1,833,636)         (1,034,398)(a)
                                                                -----------        ------------
Total distributions to shareholders.........................     (1,877,871)         (4,158,493)
                                                                -----------        ------------
Capital Share Transactions
  Proceeds from shares issued...............................      6,863,364         126,708,115
  Dividends reinvested......................................         78,705             233,018
  Cost of shares redeemed...................................    (10,344,439)       (115,420,799)
                                                                -----------        ------------
  Net increase (decrease) in net assets from capital share
     transactions...........................................     (3,402,370)         11,520,334
                                                                -----------        ------------
Total increase (decrease) in Net Assets.....................     (3,949,209)         14,327,100

NET ASSETS
  Beginning of period.......................................    102,410,895          88,083,795
                                                                -----------        ------------
  End of period.............................................    $98,461,686        $102,410,895
                                                                ===========        ============

SHARE TRANSACTIONS
  Issued....................................................        676,688          12,634,903
  Reinvested................................................          7,756              23,483
  Redeemed..................................................     (1,017,786)        (11,495,098)
                                                                -----------        ------------
  Change in shares..........................................       (333,342)          1,163,288
                                                                ===========        ============

---------------
(a) For the period from October 3, 1997 (commencement of operations of Trust Shares) through December 31, 1997.

(b) For the period from January 30, 1998 (commencement of operations of Class B Shares) through June 30, 1998.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
                                                     MOODY'S/S&P              MATURITY     PRINCIPAL        VALUE
                                                       RATINGS       RATE       DATE        AMOUNT        (NOTE 2)
                                                     -----------   --------   --------   -------------   -----------
MUNICIPAL BONDS -- 96.9%
TENNESSEE -- 96.9%
  Chattanooga Public & Sewer Improvements, GO......  A1/AA-          7.75%      8/1/01   $     550,000   $   608,438
  Chattanooga, Health Education & Housing,
     Facilities Board Revenue, Series A............  Aa2/AA          5.25      12/1/02       1,000,000     1,040,000
  Hamilton County Industrial Development Board,
     Lease/Rent Revenue Bond, FGIC.................  Aaa/AAA...      5.50       9/1/02         750,000       789,375
  Knox County, GO, Callable 4/1/03 @ 102...........  Aa/AA           6.50       4/1/04       1,000,000     1,112,500
  Knox County, Health Education & Housing,
     Facilities Board Hospital Revenue Refunding,
     MBIA..........................................  Aaa/AAA...      7.25       1/1/08       1,000,000     1,201,250
  Memphis, GO......................................  Aa2/AA          6.00       7/1/03         500,000       541,875
  Memphis, GO......................................  Aa/AA           6.00      11/1/03         500,000       544,375
  Memphis, GO......................................  Aa2/AA          6.00       7/1/04       1,000,000     1,091,250
  Memphis Electrical System Revenue Refunding,
     Revenue Bond..................................  Aa/AA           5.80       1/1/03       1,000,000     1,068,750
  Memphis, GO......................................  Aa/AA           5.25       7/1/02       1,200,000     1,251,000
  Memphis, Sanitary Sewer System Revenue Bond......  Aa2/AA+         5.25       1/1/03       1,000,000     1,047,500
  Metropolitan Government, Nashville & Davidson
     County........................................  Aa2/AA          6.25      12/1/01       1,000,000     1,071,250
  Metropolitan Government, Nashville & Davidson
     County Energy Production Facilities, Revenue
     Bond, AMBAC...................................  Aaa/AAA         5.20       7/1/05       1,000,000     1,050,000
  Metropolitan Government, Nashville & Davidson
     County, Electric Revenue, Callable 5/15/02 @
     102...........................................  Aa/AA           5.63      5/15/03       1,000,000     1,065,000
  Metropolitan Government, Nashville & Davidson
     County, Health & Education Facilities Board
     Revenue, The Vanderbilt University, Series
     A.............................................  Aa3/AA          6.00       7/1/07         625,000       696,094
  Metropolitan Nashville Airport Authority Revenue,
     5.00%, 7/1/03, FGIC...........................  Aaa/AAA         5.00       7/1/03       1,920,000     1,988,582
  Shelby County Refunding, Series B, GO............  Aa2/AA+         5.00       8/1/03       1,000,000     1,041,250
  Shelby County, Series A, GO......................  Aa2/AA+         5.70      12/1/00       1,275,000     1,326,000
  Tennessee State, Series B, GO....................  Aaa/AA+         6.20       6/1/01       1,350,000     1,434,375
  Tennessee State, Series B, GO, Prerefunded 6/1/01
     @ 102.........................................  Aaa/AA+...      6.50       6/1/01       1,115,000     1,205,594
  Tennessee State Refunded, Series B, GO...........  Aaa/AAA         5.50       5/1/03       1,000,000     1,061,250
  Tennessee State Refunding Bonds, Series C, GO....  Aaa/AA+         5.00       3/1/05       1,000,000     1,042,500
                                                                                                         -----------
Total Municipal Bonds (Cost $23,098,521)...........                                                       23,278,208
                                                                                                         -----------


                                                                          MARKET
                                                                           VALUE
                                                              SHARES     (NOTE 2)
                                                              -------   -----------
REGULATED INVESTMENT COMPANIES -- 3.8%
  AIM Tax Free Money Market Fund............................  923,657       923,657
  Dreyfus Tax Free Money Market Fund........................    1,308         1,308
                                                                        -----------
Total Regulated Investment Companies (Cost $924,965)........                924,965
                                                                        -----------
TOTAL INVESTMENTS (COST $24,023,486) (A) -- 100.7%..........             24,203,173
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%).............               (163,042)
                                                                        -----------
TOTAL NET ASSETS -- 100.0%..................................            $24,040,131
                                                                        ===========

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.............................  $194,178
        Unrealized depreciation.............................   (14,491)
                                                              --------
        Net unrealized appreciation.........................  $179,687
                                                              ========

AMBAC - Insured by American Municipal Bond Assurance Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

GO - General Obligation

MBIA - Insured by Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $24,023,486)....  $24,203,173
  Interest receivable.......................................      420,409
  Receivable for investment securities sold.................    1,506,409
  Deferred organization costs...............................        1,516
                                                              -----------
Total assets................................................   26,131,507
                                                              -----------

LIABILITIES
  Distributions payable.....................................       61,674
  Payable for investment securities purchased...............    1,988,582
  Cash overdraft............................................        3,647
  Accrued expenses:
     Advisory fees..........................................        7,693
     Administration fees....................................          789
     Shareholder servicing fees -- Class B Shares...........          110
     Distribution fees -- Class B Shares....................          330
     Accounting fees........................................        4,621
     Transfer agent fees....................................          360
     Audit fees.............................................       10,795
     Custodian fees.........................................        3,986
     Other..................................................        8,789
                                                              -----------
Total liabilities...........................................    2,091,376
                                                              -----------

NET ASSETS
  Class A Shares............................................   23,501,127
  Class B Shares............................................      539,004
                                                              -----------
                                                              $24,040,131
                                                              ===========
Shares Outstanding ($0.001 par value, 500 million shares
  authorized)
  Class A Shares............................................    2,324,704
  Class B Shares............................................       53,317
                                                              -----------
                                                                2,378,021
                                                              ===========
NET ASSET VALUE
  Class A Shares -- redemption price per share..............       $10.11
                                                                   ------
  Class A Shares -- maximum sales charge....................         3.00%
                                                                   ------
  Class A Shares -- maximum offering price per share
     (100%/(100% -- maximum sales charge) of net asset value
     adjusted to nearest cent)..............................       $10.42
                                                                   ------
                                                                   ------
  Class B Shares -- offering and redemption price per
     share*.................................................       $10.11
                                                                   ------
                                                                   ------
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $     2,378
  Additional paid-in capital................................   23,790,793
  Net unrealized appreciation from investments..............      179,687
  Accumulated net realized gains from investment
     transactions...........................................       67,273
                                                              -----------
Net Assets, June 30, 1998...................................  $24,040,131
                                                              ===========

---------------
* Redemption price per share varies by length of time shares are held.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................             $472,056
Dividends...................................................               21,700
                                                                         --------
Total Investment Income.....................................              493,756
Expenses
  Advisory fees.............................................  $ 58,497
  Administration fees.......................................    17,549
  Shareholder servicing fees -- Class B.....................       304
  Distribution fees -- Class A Shares.......................    28,787
  Distribution fees -- Class B..............................       913
  Accounting fees...........................................    29,484
  Transfer agent fees and expenses..........................    20,151
  Directors' fees...........................................       576
  Registration fees.........................................     6,587
  Custodian fees............................................     5,829
  Other expenses............................................     7,782
                                                              --------
     Total expenses before fee waivers......................   176,459
     Less: Fee waivers......................................   (55,504)
                                                              --------
     Total expenses.........................................              120,955
                                                                         --------
Net Investment Income.......................................              372,801
                                                                         --------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  Net realized gains (losses) on investment transactions....               62,067
  Net change in unrealized appreciation (depreciation) on
     investments............................................             (121,600)
                                                                         --------
Net Realized and Unrealized Gains (Losses) from
  Investments...............................................              (59,533)
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $313,268
                                                                         ========

---------------

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    1998           1997 (A)
                                                              ----------------   -------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................    $   372,801       $   651,831
  Net realized gains (losses) on investment transactions....         62,067             5,206
  Net change in unrealized appreciation (depreciation) on
     investments............................................       (121,600)          174,157
                                                                -----------       -----------
  Net increase in net assets resulting from operations......        313,268           831,194
                                                                -----------       -----------
Distributions to Class A Shares
  From net investment income................................       (370,192)         (651,831)
Distributions to Class B Shares (b)
  From net investment income................................         (2,609)               --
                                                                -----------       -----------
Total distributions to shareholders.........................       (372,801)         (651,831)
                                                                -----------       -----------
Capital Share Transactions
  Proceeds from shares issued...............................      2,828,313        28,464,155
  Dividends reinvested......................................          1,337                 6
  Cost of shares redeemed...................................     (1,623,046)       (5,750,464)
                                                                -----------       -----------
  Net increase in net assets from capital share
     transactions...........................................      1,206,604        22,713,697
                                                                -----------       -----------
Total increase (decrease) in Net Assets.....................      1,147,071        22,893,060
NET ASSETS
  Beginning of period.......................................     22,893,060                --
                                                                -----------       -----------
  End of period.............................................    $24,040,131       $22,893,060
                                                                ===========       ===========
SHARE TRANSACTIONS
  Issued....................................................        279,031         2,833,470
  Reinvested................................................            132                 1
  Redeemed..................................................       (160,241)         (574,372)
                                                                -----------       -----------
  Change in shares..........................................        118,922         2,259,099
                                                                ===========       ===========

---------------

(a) For the period from February 28, 1997 (commencement of operations) to December 31, 1997.

(b) For the period from January 30, 1998 (commencement of operations of Class B Shares) through June 30, 1998.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc. (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising eleven portfolios. The accompanying financial statements and notes relate to the AmeriStar Prime Money Market Portfolio, the AmeriStar U.S. Treasury Money Market Portfolio, the AmeriStar Capital Growth Portfolio, the AmeriStar Dividend Growth Portfolio, the AmeriStar Core Income Portfolio, the AmeriStar Limited Duration Income Portfolio, the AmeriStar Limited Duration U.S. Government Portfolio, the AmeriStar Tennessee Tax Exempt Bond Portfolio and the AmeriStar Limited Duration Tennessee Tax Free Portfolio (together the "Portfolios" and individually a "Portfolio").

     The Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio both seek to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Prime Money Market Portfolio invests in short-term money market instruments consisting of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The U.S. Treasury Money Market Portfolio invests only in U.S. Treasury securities and in other securities guaranteed as the principal and interest by the U.S. Government.

     The Capital Growth Portfolio seeks to provide investors with capital growth by investing primarily in the equity securities of domestic issuers. The Dividend Growth Portfolio seeks to provide investors with current income and capital appreciation. This Portfolio will invest primarily in dividend-paying equity securities of domestic issuers that are expected to provide reasonable income and may have capital appreciation potential.

     The Core Income Portfolio seeks to provide investors with current income without assuming undue risk. This Portfolio will invest primarily in investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers. The Limited Duration Income Portfolio's investment objective is to provide investors with current income without assuming undue risk. This Portfolio will invest primarily in investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers. Under normal market conditions, the Limited Duration Income Portfolio will invest in a portfolio of securities that has a duration of less than four years. The Limited Duration U.S. Government Portfolio seeks to provide investors with high current income without assuming undue risk. This Portfolio will invest primarily in a portfolio of U.S. Government securities that, under normal market conditions, has an effective duration that approximates that of the Merrill Lynch Government 1 to 5 Year Bond Index.

     The Tennessee Tax Exempt Bond Portfolio's investment objective is to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk. This Portfolio will invest primarily in investment grade Tennessee Municipal Obligations without regard to maturity. The Limited Duration Tennessee Tax Free Portfolio seeks to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk. This Portfolio will invest primarily in a portfolio of investment grade Tennessee Municipal Obligations that, under normal market conditions, has a duration of under five years and an effective average portfolio maturity ranging between three and five years.

     The Portfolios are authorized to issue three classes of shares as follows:
Class A Shares, Class B Shares (effective January 30, 1998) and Trust Shares. Class A and B Shares and Trust Shares are substantially the same, except that Class A and B Shares bear the fees that are payable under the plans adopted by the Fund's Board of Directors. Under the shareholder services plan (the "Shareholder Service Plan") for the Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio (the "Money Market Portfolios"), fees are payable at an annual rate of 0.25% of each Money Market Portfolio's average daily net assets represented by Class A Shares and 0.75% of the Prime Money Market Portfolio's average daily net assets represented by Class B Shares. Under the plan adopted pursuant to Rule 12b-1 under the Act (the "Distribution Plan"), the Capital Growth Portfolio, Dividend Growth Portfolio, Core Income Portfolio, Limited Duration Income Portfolio, Limited Duration U.S. Government Portfolio, Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio (the "Variable Net Asset Value Portfolios") pay fees at an annual rate of 0.25% of each Variable Net Asset Value Portfolio's average daily net assets represented by Class A Shares and 0.75% of each Variable Net Asset Value Portfolio's average daily net assets represented by Class B Shares. As of June 30, 1998, both the Limited Duration U.S. Government Portfolio and the Limited Duration Tennessee Tax Free Portfolio offer only Class A Shares and Class B Shares.

--------------------------------------------------------------------------------

     At June 30, 1998, there were 2.25 billion shares of the Money Markets Portfolios' $0.001 par value common stock authorized, of which each Portfolio's shares are classified into Class A Shares (500 million shares authorized per Portfolio), Class B Shares (250 million shares authorized for the Prime Money Market Portfolio), and Trust Shares (500 million shares authorized per Portfolio). There were 5.25 billion shares of the Variable Net Asset Value Portfolios' $0.001 par value common stock authorized, of which each Portfolio's shares are classified into Class A Shares (250 million shares authorized per Portfolio), Class B Shares (250 million shares authorized per Portfolio), and Trust Shares (250 million shares authorized per Portfolio).

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A)  Security Valuation:

     The Money Market Portfolios' securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

     The Variable Net Asset Value Portfolios' investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board of Directors. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased more than 60 days to maturity, at their market value each day until the 61st day prior to maturity, and there after assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

B)  Security Transactions and Investment Income:

     Security transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. Dividend income is recorded on the ex-dividend date.

C)  Repurchase Agreements:

     The Portfolios may purchase instruments from financial institutions, such as banks and broker-dealers approved by the Board of Directors, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Default by the seller would expose the relevant Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Portfolios could receive less than the carrying value upon the sale of the underlying collateral securities.

D)  Expenses:

     The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Direct expenses of a Portfolio are charged to that Portfolio while general Fund expenses are allocated among the Fund's respective portfolios based on the relative net asset of each Portfolio.

E)  Federal Income Taxes:

     For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each

--------------------------------------------------------------------------------

Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that they distribute substantially all of their income to shareholders. Therefore, no federal income tax provision is required.

F)  Dividends and Distributions to Shareholders:

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly for the Prime Money Market Portfolio, U.S. Treasury Money Market Portfolio, Core Income Portfolio, Limited Duration Income Portfolio, Limited Duration U.S. Government Portfolio, Tennessee Tax Exempt Bond Portfolio and the Limited Duration Tennessee Tax Free Portfolio. Dividends are declared and paid quarterly for the Capital Growth Portfolio. Dividends are declared and paid monthly for the Dividend Growth Portfolio. For all Portfolios, distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date.

     Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations that may differ from GAAP. Timing differences relating to shareholder distributions have been reclassified to paid-in-capital. These differences are primarily due to deferrals of certain losses and expiring capital loss carryovers.

G)  Lending Portfolio Securities:

     To generate additional income, the Portfolios may lend up to 33.3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Portfolios continue to earn interest and dividends on securities lent while simultaneously seeking to earn interest on the investment of collateral.

     When cash is received as collateral for securities loaned, the Portfolios may invest such cash in short-term U.S. Government Securities, Repurchase Agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Portfolios, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Portfolio because the Portfolio does not have effective control of such securities.

     There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Directors and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. According to GAAP, a statement of cash flows is presented if the Portfolio lent out, on average, more than 10% of net assets during the year. Under this guideline, a statement of cash flows is presented for each of the Portfolios listed below. As of June 30, 1998, the following Portfolios had securities with the following market values on loan:

                                                                 MARKET      MARKET VALUE
                                                                VALUE OF      OF LOANED
                                                               COLLATERAL     SECURITIES
                                                              ------------   ------------
Capital Growth Portfolio....................................  $40,237,500    $39,049,225
Dividend Growth Portfolio...................................    8,530,800      8,281,625
Core Income Portfolio.......................................    5,421,250      5,295,300
Limited Duration Income Portfolio...........................   11,794,500     11,362,129

     The loaned securities were fully collateralized by cash as of June 30, 1998.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     First American National Bank ("First American") serves as the Portfolios' investment adviser. Barnett Capital Advisors, Inc. ("Barnett") served as the sub-investment adviser with respect to the Prime Money Market Portfolio until January 30, 1998 when the agreement was terminated and First American assumed the day-to-day management of the Prime Money Market Portfolio's investments. BISYS Fund Services Limited Partnership ("BISYS") serves as the Portfolios' administrator and distributor of the Portfolios' shares. BISYS is a subsidiary of The BISYS Group, Inc.

     As investment adviser, First American manages the investments of each Portfolio, and is responsible for all purchases and sales of each Portfolio's investment securities.

--------------------------------------------------------------------------------

     As sub-investment adviser, Barnett provided the day-to-day management of the Prime Money Market Portfolio's investments. For its services, the Prime Money Market Portfolio had agreed to pay Barnett a fee at an annual rate of 0.15% of the Prime Money Market Portfolio's average daily net assets. Such fees were accrued daily and paid monthly.

     As administrator, BISYS assists in supervising the operations of the Portfolios. For its services, BISYS is entitled to receive a fee at the annual rate of 0.10% of the average daily net assets of each Money Market Portfolio and 0.15% of the average daily net assets of each Variable Net Asset Value Portfolio.

     Pursuant to the Shareholder Service Plan, the Money Market Portfolios pay BISYS for the provision of certain services to the holders of Class A Shares at an annual rate of 0.25% of the average daily net assets of the Money Market Portfolios' Class A Shares. Pursuant to the Shareholder Service Plan, the Prime Money Market Portfolio and each Variable Net Asset Value Portfolio pays BISYS for the provision of certain services to the holders of Class B Shares at an annual rate of 0.25% of the average daily net assets of the Prime Money Market Portfolios' and Variable Net Asset Value Portfolios' Class B Shares. The services provided may include personal services relating to shareholder accounts and services related to the maintenance of such shareholder accounts. BISYS may pay financial institutions, including the investment adviser, broker/dealers and other institutions in respect of these services.

     Pursuant to the Distribution Plan, each Variable Net Asset Value Portfolio pays BISYS for advertising, marketing and distributing such Portfolios' Class A Shares and Class B Shares at an annual rate of 0.25% and 0.75% of the average daily net assets of such Class A Shares and Class B Shares, respectively. BISYS may pay financial institutions, broker/dealers and other institutions, in respect of these services.

     Pursuant to the Fund Accounting Agreement, BISYS is entitled to receive a fee at the annual rate of 0.03% of the daily net assets of each portfolio, provided however that such fee shall be subject to a minimum annual fee amount of $48,000 per Portfolio. Also, Portfolios having two or more classes of shares each having different net asset values or paying different daily dividends are subject to an additional annual fee of $10,000 per additional class per Portfolio.

     Certain officers and Directors of the Fund are "affiliated persons" (as defined in the Act) of BISYS and therefore do not receive compensation for being on the Board of Directors. Each "non-affiliated" Director receives an annual fee of $12,000 and a meeting fee of $1,500 per meeting for services relating to all the Portfolios constituting the Fund.

     Information regarding these transactions for the six months ended June 30, 1998 is as follows:

                                        INVESTMENT ADVISORY FEES
                                     -------------------------------
                                      ANNUAL FEE AS A                                        12B-1 FEES
                                       PERCENTAGE OF        FEES       ADMINISTRATION FEES   VOLUNTARILY
                                     AVERAGE DAILY NET   VOLUNTARILY       VOLUNTARILY        REDUCED -    ACCOUNTING
                                          ASSETS           REDUCED           REDUCED           CLASS A       FEES**
                                     -----------------   -----------   -------------------   -----------   ----------
Prime Money Market Portfolio.......        0.25%           $    --           $    --           $    --      $23,282
U.S. Treasury Money Market
  Portfolio........................        0.25%                --                --                --       25,478
Capital Growth Portfolio...........        0.65%            10,128                --                --       23,655
Dividend Growth Portfolio..........        0.65%             4,867                --                --       23,705
Core Income Portfolio..............        0.50%             3,965                --                --       23,789
Limited Duration Income
  Portfolio........................        0.50%             4,977                --                --       23,648
Limited Duration U.S. Government
  Portfolio........................        0.50%            16,906            10,970            24,733       23,677
Tennessee Tax Exempt Bond
  Portfolio........................        0.50%             5,617                --                --       23,381
Limited Duration Tennessee Tax Free
  Portfolio........................        0.50%            13,848            12,869            28,787       23,337

** Accounting fees do not include out-of-pocket expenses.

--------------------------------------------------------------------------------

NOTE 4 -- SECURITIES TRANSACTIONS

     For the six months ended June 30, 1998, the cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments) were as follows:

                                                               PURCHASES       SALES
                                                              -----------   ------------
Capital Growth Portfolio....................................  $97,624,411   $107,673,490
Dividend Growth Portfolio...................................  $72,280,687   $ 69,562,859
Core Income Portfolio.......................................  $29,504,300   $ 22,267,291
Limited Duration Income Portfolio...........................  $25,754,376   $ 23,423,140
Limited Duration U.S. Government Portfolio..................  $ 4,776,882   $  3,714,226
Tennessee Tax Exempt Bond Portfolio.........................  $66,604,620   $ 68,537,791
Limited Duration Tennessee Tax Free Portfolio...............  $25,396,830   $ 24,561,557

NOTE 5 -- CONCENTRATION OF CREDIT RISK

     The Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio invest substantially all of their assets in a non-diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of Tennessee, its municipalities, counties and other taxing districts. The issuers' abilities to meet their obligations may be affected by Tennessee economic, regional and political developments.

     The Tennessee Tax Exempt Bond Portfolio and Limited Duration Tennessee Tax Free Portfolio had the following concentrations by sector at June 30, 1998 (as a percentage of total investments):

                                                                               LIMITED DURATION
                                                                TENNESSEE         TENNESSEE
                                                                TAX EXEMPT         TAX FREE
                                                              BOND PORTFOLIO      PORTFOLIO
                                                              --------------   ----------------
General Obligations.........................................       40.6%             50.6%
Revenue Bonds:
  Utilities.................................................       15.3%             17.5%
  Health & Medical..........................................       15.4%              9.3%
  Educational...............................................       18.8%              2.9%
  Transportation............................................        2.1%              8.2%
  Housing...................................................        1.1%              3.3%
  Others....................................................        6.0%              4.4%
Cash and Cash Equivalents...................................        0.7%              3.8%
                                                                  -----             -----
                                                                  100.0%            100.0%
                                                                  =====             =====

--------------------------------------------------------------------------------

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

Transactions in shares in the multi-class Portfolios are summarized below:

                                                                                               U.S. TREASURY
                                                 PRIME MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                             ------------------------------------   ------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                             SIX MONTHS ENDED     DECEMBER 31,      SIX MONTHS ENDED     DECEMBER 31,
                                              JUNE 30, 1998           1997           JUNE 30, 1998           1997
                                             ----------------   -----------------   ----------------   -----------------
                                               (UNAUDITED)                            (UNAUDITED)
CLASS A SHARES
  Shares issued............................     194,390,885        203,448,543         173,027,811        261,551,242
  Dividends reinvested.....................         776,166            357,816             122,095            107,555
  Shares redeemed..........................    (143,337,856)      (170,480,515)       (167,385,851)      (262,902,182)
                                               ------------       ------------        ------------       ------------
                                                 51,829,195         33,325,844           5,764,055         (1,243,385)
                                               ============       ============        ============       ============
TRUST SHARES
  Shares issued............................      97,095,860        143,744,469          72,363,372        208,119,313
  Dividends reinvested.....................               1                  1                  --                 --
  Shares redeemed..........................     (67,768,247)      (165,455,650)       (100,913,041)      (203,642,569)
                                               ------------       ------------        ------------       ------------
                                                 29,327,614        (21,711,180)        (28,549,669)         4,476,744
                                               ============       ============        ============       ============
  Net increase/(decrease)..................      81,156,809         11,614,664         (22,785,614)         3,233,359
                                               ============       ============        ============       ============

                                                                      CAPITAL GROWTH PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                          YEAR ENDED
                                                        JUNE 30, 1998                        DECEMBER 31, 1997
                                             ------------------------------------   ------------------------------------
                                                         (UNAUDITED)
                                                  AMOUNT             SHARES              AMOUNT             SHARES
                                             ----------------   -----------------   ----------------   -----------------
CLASS A SHARES
  Shares issued............................    $  1,983,412            141,776        $101,329,579          6,860,600
  Dividends reinvested.....................           1,331                105             250,838             19,516
  Shares redeemed..........................        (182,789)           (13,102)       (179,442,673)       (11,141,321)
                                               ------------       ------------        ------------       ------------
                                               $  1,801,954            128,779        $(77,862,256)        (4,261,205)
                                               ============       ============        ============       ============
CLASS B SHARES (A)
  Shares issued............................    $  1,104,646             78,803        $         --                 --
  Dividends reinvested.....................              --                 --                  --                 --
  Shares redeemed..........................         (47,592)            (3,446)                 --                 --
                                               ------------       ------------        ------------       ------------
                                               $  1,057,054             75,357        $         --                 --
                                               ============       ============        ============       ============
TRUST SHARES (B)
  Shares issued............................    $  6,988,730            510,800        $147,332,294         10,167,911
  Dividends reinvested.....................         100,190              7,801          19,050,221          1,504,756
  Shares redeemed..........................     (14,331,106)        (1,040,740)         (6,416,169)          (500,054)
                                               ------------       ------------        ------------       ------------
                                               $ (7,242,186)          (522,139)       $159,966,346         11,172,613
                                               ============       ============        ============       ============
  Net increase/(decrease)..................    $ (4,383,178)          (318,003)       $ 82,104,090          6,911,408
                                               ============       ============        ============       ============

---------------
(a) Class B Shares commenced operations on January 30, 1998.
(b) Trust Shares commenced operations on October 3, 1997.

--------------------------------------------------------------------------------

                                                                      DIVIDEND GROWTH PORTFOLIO
                                                         ---------------------------------------------------
                                                            SIX MONTHS ENDED             PERIOD ENDED
                                                             JUNE 30, 1998           DECEMBER 31, 1997 (C)
                                                         ----------------------    -------------------------

                                                              (UNAUDITED)
                                                           AMOUNT       SHARES       AMOUNT         SHARES
                                                         ----------    --------    -----------    ----------
CLASS A SHARES
  Shares issued........................................  $1,968,341     171,797    $71,071,654     5,889,075
  Dividends reinvested.................................       2,575         234         58,646         5,646
  Shares redeemed......................................    (115,475)    (10,724)   (80,669,327)   (5,857,248)
                                                         ----------    --------    -----------    ----------
                                                         $1,855,441     161,307    $(9,539,027)       37,473
                                                         ==========    ========    ===========    ==========
CLASS B SHARES (A)
  Shares issued........................................  $1,635,054     143,206    $        --            --
  Dividends reinvested.................................         684          60             --            --
  Shares redeemed......................................     (13,312)     (1,150)            --            --
                                                         ----------    --------    -----------    ----------
                                                         $1,622,426     142,116    $        --            --
                                                         ==========    ========    ===========    ==========
TRUST SHARES (B)
  Shares issued........................................  $5,804,338     522,956    $66,268,900     5,657,103
  Dividends reinvested.................................      23,853       2,158     10,029,575       983,212
  Shares redeemed......................................  (5,969,833)   (527,177)      (952,168)      (85,923)
                                                         ----------    --------    -----------    ----------
                                                         $ (141,642)     (2,063)   $75,346,307     6,554,392
                                                         ==========    ========    ===========    ==========
  Net increase/(decrease)..............................  $3,336,225     301,360    $65,807,280     6,591,865
                                                         ==========    ========    ===========    ==========

                                                                       CORE INCOME PORTFOLIO
                                                        ----------------------------------------------------
                                                           SIX MONTHS ENDED               YEAR ENDED
                                                            JUNE 30, 1998             DECEMBER 31, 1997
                                                        ----------------------    --------------------------

                                                             (UNAUDITED)
                                                          AMOUNT       SHARES        AMOUNT         SHARES
                                                        ----------    --------    ------------    ----------
CLASS A SHARES
  Shares issued.......................................  $1,953,094     188,777    $ 43,676,646     4,394,727
  Dividends reinvested................................         727          71       1,100,106       110,432
  Shares redeemed.....................................          --          --     (84,785,631)   (8,376,453)
                                                        ----------    --------    ------------    ----------
                                                        $1,953,821     188,848    $(40,008,879)   (3,871,294)
                                                        ==========    ========    ============    ==========
CLASS B SHARES (A)
  Shares issued.......................................  $  615,607      59,836    $         --            --
  Dividends reinvested................................       2,771         269              --            --
  Shares redeemed.....................................         (11)         (1)             --            --
                                                        ----------    --------    ------------    ----------
                                                        $  618,367      60,104    $         --            --
                                                        ==========    ========    ============    ==========
TRUST SHARES (B)
  Shares issued.......................................  $9,741,653     945,358    $ 74,176,796     7,300,711
  Dividends reinvested................................     732,300      71,233         229,138        22,454
  Shares redeemed.....................................  (6,425,629)   (623,466)     (3,038,585)     (296,935)
                                                        ----------    --------    ------------    ----------
                                                        $4,048,324     393,125    $ 71,367,349     7,026,230
                                                        ==========    ========    ============    ==========
  Net increase/(decrease).............................  $6,620,512     642,077    $ 31,358,470     3,154,936
                                                        ==========    ========    ============    ==========

---------------
(a) Class B Shares commenced operations on January 30, 1998.
(b) Trust Shares commenced operations on October 3, 1997.
(c) For the period from February 28,1997 (commencements of operations) through December 31, 1997.

--------------------------------------------------------------------------------

                                                                LIMITED DURATION INCOME PORTFOLIO
                                                    ---------------------------------------------------------
                                                        SIX MONTHS ENDED                  YEAR ENDED
                                                          JUNE 30, 1998               DECEMBER 31, 1997
                                                    -------------------------    ----------------------------

                                                           (UNAUDITED)
                                                      AMOUNT         SHARES         AMOUNT          SHARES
                                                    -----------    ----------    -------------    -----------
CLASS A SHARES
  Shares issued...................................  $ 2,320,249       232,265    $  18,061,691      1,811,625
  Dividends reinvested............................      156,739        15,676        2,425,448        244,124
  Shares redeemed.................................   (1,300,474)     (130,101)    (113,120,158)   (11,327,489)
                                                    -----------    ----------    -------------    -----------
                                                    $ 1,176,514       117,840    $ (92,633,019)    (9,271,740)
                                                    ===========    ==========    =============    ===========
CLASS B SHARES (A)
  Shares issued...................................  $   310,482        31,079    $          --             --
  Dividends reinvested............................        1,692           170               --             --
  Shares redeemed.................................         (848)          (85)              --             --
                                                    -----------    ----------    -------------    -----------
                                                    $   311,326        31,164    $          --             --
                                                    ===========    ==========    =============    ===========
TRUST SHARES (B)
  Shares issued...................................  $10,091,051     1,008,959    $  97,264,930      9,730,880
  Dividends reinvested............................      838,182        83,874          377,078         37,731
  Shares redeemed.................................  (10,565,238)   (1,056,536)     (12,647,715)    (1,266,172)
                                                    -----------    ----------    -------------    -----------
                                                    $   363,995        36,297    $  84,994,293      8,502,439
                                                    ===========    ==========    =============    ===========
  Net increase/(decrease).........................  $ 1,851,835       185,301    $  (7,638,726)      (769,301)
                                                    ===========    ==========    =============    ===========

                                                                      LIMITED DURATION
                                                                 U.S. GOVERNMENT PORTFOLIO
                                                                ----------------------------
                                                                      SIX MONTHS ENDED
                                                                       JUNE 30, 1998
                                                                ----------------------------
                                                                        (UNAUDITED)
                                                                   AMOUNT          SHARES
                                                                -------------    -----------
CLASS A SHARES
Shares issued...............................................    $   2,230,857        220,020
Dividends reinvested........................................            4,509            444
Shares redeemed.............................................       (2,312,422)      (227,833)
                                                                -------------    -----------
                                                                $     (77,056)        (7,369)
                                                                =============    ===========
CLASS B SHARES (A)
Shares issued...............................................    $     152,516         15,055
Dividends reinvested........................................              552             55
Shares redeemed.............................................               --             --
                                                                -------------    -----------
                                                                $     153,068         15,110
                                                                =============    ===========
Net increase/(decrease).....................................    $      76,012          7,741
                                                                =============    ===========

---------------
(a) Class B Shares commenced operations on January 30, 1998.
(b) Trust Shares commenced operations on October 3, 1997

--------------------------------------------------------------------------------

                                                              TENNESSEE TAX EXEMPT BOND PORTFOLIO
                                                    --------------------------------------------------------
                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                         JUNE 30, 1998               DECEMBER 31, 1997
                                                    ------------------------    ----------------------------

                                                          (UNAUDITED)
                                                       AMOUNT        SHARES        AMOUNT          SHARES
                                                    ------------    --------    -------------    -----------
CLASS A SHARES
  Shares issued...................................  $  1,293,474     126,853    $  23,465,567      2,362,712
  Dividends reinvested............................        18,778       1,850          208,184         21,009
  Shares redeemed.................................      (257,277)    (25,382)    (111,627,908)   (11,118,420)
                                                    ------------    --------    -------------    -----------
                                                    $  1,054,975     103,321    $ (87,954,157)    (8,734,699)
                                                    ============    ========    =============    ===========
CLASS B SHARES (A)
  Shares issued...................................  $    802,682      79,265    $          --             --
  Dividends reinvested............................         1,407         139               --             --
  Shares redeemed.................................       (69,661)     (6,920)              --             --
                                                    ------------    --------    -------------    -----------
                                                    $    734,428      72,484    $          --             --
                                                    ============    ========    =============    ===========
TRUST SHARES (B)
  Shares issued...................................  $  4,767,208     470,570    $ 103,242,548     10,272,191
  Dividends reinvested............................        58,520       5,767           24,834          2,474
  Shares redeemed.................................   (10,017,501)   (985,484)      (3,792,891)      (376,678)
                                                    ------------    --------    -------------    -----------
                                                    $ (5,191,773)   (509,147)   $  99,474,491      9,897,987
                                                    ============    ========    =============    ===========
  Net increase/(decrease).........................  $ (3,402,370)   (333,342)   $  11,520,334      1,163,288
                                                    ============    ========    =============    ===========

                                                                 LIMITED DURATION TENNESSEE
                                                                     TAX FREE PORTFOLIO
                                                                ----------------------------
                                                                      SIX MONTHS ENDED
                                                                       JUNE 30, 1998
                                                                ----------------------------
                                                                        (UNAUDITED)
                                                                   AMOUNT          SHARES
                                                                -------------    -----------
CLASS A SHARES
  Shares issued.............................................    $   2,291,041        225,819
  Dividends reinvested......................................              275             27
  Shares redeemed...........................................       (1,623,046)      (160,241)
                                                                -------------    -----------
                                                                $     668,270         65,605
                                                                =============    ===========
CLASS B SHARES (A)
  Shares issued.............................................    $     537,272         53,212
  Dividends reinvested......................................            1,062            105
  Shares redeemed...........................................               --             --
                                                                -------------    -----------
                                                                $     538,334         53,317
                                                                =============    ===========
  Net increase/(decrease)...................................    $   1,206,604        118,922
                                                                =============    ===========

---------------
(a) Class B Shares commenced operations on January 30, 1998.
(b) Trust Shares commenced operations on October 3, 1997


THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              SIX MONTHS ENDED        YEAR ENDED          YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                JUNE 30, 1998      DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994*
                             -------------------   -----------------   -----------------   -----------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD................       $  1.000              $ 1.000             $ 1.000             $ 1.000             $ 1.000
                                  --------              -------             -------             -------             -------
Income from investment
  operations:
  Net investment income....          0.024                0.048               0.048               0.054               0.031
Less distributions:
  Net investment income....         (0.024)              (0.048)             (0.048)             (0.054)             (0.031)
                                  --------              -------             -------             -------             -------
NET ASSET VALUE, END OF
  PERIOD...................       $  1.000              $ 1.000             $ 1.000             $ 1.000             $ 1.000
                                  ========              =======             =======             =======             =======
Total Return...............           2.41%(a)             4.90%               4.88%               5.51%               3.13%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
     (000's)...............       $107,989              $56,163             $22,836             $63,919             $82,351
  Ratio of expenses to
     average net assets....           0.84%(b)             0.87%               0.68%               0.65%               0.63%(b)
  Ratio of net investment
     income to average net
     assets................           4.82%(b)             4.82%               4.83%               5.37%               4.00%(b)
  Ratio of expenses to
     average net
     assets**..............           0.84%(b)(c)          0.87%(c)            0.86%               0.90%               0.93%(b)
  Ratio of net investment
     income to average net
     assets**..............           4.82%(b)(c)          4.82%(c)            4.65%               5.12%               3.76%(b)

---------------
  * For the period March 29, 1994 (commencement of operations) through December 31, 1994.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) There were no fee waivers or expense reimbursements for this class during this period.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED      YEAR ENDED           PERIOD ENDED
                                                            JUNE 30, 1998     DECEMBER 31, 1997    DECEMBER 31, 1996*
                                                           ----------------   -----------------    ------------------
                                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $ 1.000             $ 1.000              $ 1.000
                                                               -------             -------              -------
Income from investment operations:
  Net investment income..................................        0.025               0.051                0.024
Less distributions:
  Net investment income..................................       (0.025)             (0.051)              (0.024)
                                                               -------             -------              -------
NET ASSET VALUE, END OF PERIOD...........................      $ 1.000             $ 1.000              $ 1.000
                                                               =======             =======              =======
Total Return.............................................         2.54%(a)            5.17%                2.46%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)......................      $55,716             $26,389              $48,101
  Ratio of expenses to average net assets................         0.59%(b)            0.62%                0.65%(b)
  Ratio of net investment income to average net assets...         5.06%(b)            5.05%                4.86%(b)

---------------
  * For the period from July 1, 1996 (commencement of operations) through December 31, 1996.

 (a) Not annualized.

 (b) Annualized.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             SIX MONTHS ENDED       YEAR ENDED          YEAR ENDED          YEAR ENDED          PERIOD ENDED
                               JUNE 30, 1998     DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994*
                             -----------------   -----------------   -----------------   -----------------   ------------------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD................       $ 1.000             $ 1.000            $  1.000            $  1.000             $  1.000
                                  -------             -------            --------            --------             --------
Income from investment
  operations:
  Net investment income....         0.023               0.047               0.047               0.053                0.030
Less distributions:
  Net investment income....        (0.023)             (0.047)             (0.047)             (0.053)              (0.030)
                                  -------             -------            --------            --------             --------
NET ASSET VALUE, END OF
  PERIOD...................       $ 1.000             $ 1.000            $  1.000            $  1.000             $  1.000
                                  =======             =======            ========            ========             ========
Total Return...............          2.35%(a)            4.78%               4.78%               5.41%                3.01%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
     (000's)...............       $82,829             $77,065            $ 78,308            $168,430             $139,715
  Ratio of expenses to
     average net assets....          0.79%(b)            0.75%               0.56%               0.50%                0.54%(b)
  Ratio of net investment
     income to average net
     assets................          4.70%(b)            4.68%               4.72%               5.28%                4.02%(b)
  Ratio of expenses to
     average net
     assets**..............          0.79%(b)(c)         0.75%(c)            0.74%               0.75%                0.83%(b)
  Ratio of net investment
     income to average net
     assets**..............          4.70%(b)(c)         4.68%(c)            4.54%               5.03%                3.73%(b)

---------------
 * For the period from March 29, 1994 (commencement of operations) through December 31, 1994.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) There were no fee waivers or expense reimbursements for this class during this period.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED       YEAR ENDED           PERIOD ENDED
                                                             JUNE 30, 1998     DECEMBER 31, 1997    DECEMBER 31, 1996*
                                                           -----------------   -----------------    ------------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....................       $ 1.000            $  1.000              $  1.000
                                                                -------            --------              --------
Income from investment operations:
  Net investment income..................................         0.025               0.049                 0.024
Less distributions:
  Net investment income..................................        (0.025)             (0.049)               (0.024)
                                                                -------            --------              --------
NET ASSET VALUE, END OF PERIOD...........................       $ 1.000            $  1.000              $  1.000
                                                                =======            ========              ========
Total Return.............................................          2.48%(a)            5.05%                 2.43%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)......................       $85,625            $114,175              $109,698
  Ratio of expenses to average net assets................          0.54%(b)            0.50%                 0.52%(b)
  Ratio of net investment income to average net assets...          4.95%(b)            4.94%                 4.78%(b)

---------------
 * For the period from July 1, 1996 (commencement of operations) through December 31, 1996.

(a) Not annualized.

(b) Annualized.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED       YEAR ENDED           PERIOD ENDED
                                                            JUNE 30, 1998     DECEMBER 31, 1997    DECEMBER 31, 1996*
                                                          -----------------   -----------------    -------------------
                                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....................       $ 12.80             $ 11.32               $ 10.00
                                                               -------             -------               -------
Income from investment operations:
  Net investment income.................................            --                0.06                    --
  Net realized and unrealized gains on securities
     transactions.......................................          1.82                3.40                  1.32
                                                               -------             -------               -------
  Net income from investment operations.................          1.82                3.46                  1.32
                                                               -------             -------               -------
Less distributions:
  Net investment income.................................            --               (0.06)                   --
  Net realized gains....................................            --               (1.92)                   --
                                                               -------             -------               -------
  Total distributions...................................            --               (1.98)                   --
                                                               -------             -------               -------
Net change in net asset value...........................          1.82                1.48                  1.32
                                                               -------             -------               -------
NET ASSET VALUE, END OF PERIOD..........................       $ 14.62             $ 12.80               $ 11.32
                                                               =======             =======               =======
Total Return (excluding sales charge)...................         14.22%(a)           30.79%                22.26%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).....................       $ 2,863             $   858               $49,008
  Ratio of expenses to average net assets...............          1.24%(b)            0.93%                 1.20%(b)
  Ratio of net investment gain (loss) to average net
     assets.............................................         (0.13)%(b)           0.42%                (0.02)%(b)
  Ratio of expenses to average net assets**.............          1.25%(b)            1.18%                 1.39%(b)
  Ratio of net investment gain (loss) to average net
     assets**...........................................         (0.14)%(b)           0.17%                (0.21)%(b)
  Portfolio Turnover (c)................................            69%                116%                   69%

---------------
  * For the period from April 1, 1996 (commencement of operations) through December 31, 1996.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                              JUNE 30, 1998*
                                                              --------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $  13.18
                                                                 --------
Income from investment operations:
  Net investment income.....................................        (0.02)
  Net realized and unrealized gains (losses) on securities
     transactions...........................................         1.28
                                                                 --------
  Net income from investment operations.....................         1.26
                                                                 --------
Net change in net asset value...............................         1.26
                                                                 --------
NET ASSET VALUE, END OF PERIOD..............................     $  14.44
                                                                 ========

Total Return................................................        10.23% (a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................     $  1,088
  Ratio of expenses to average net assets...................         1.93% (b)
  Ratio of net investment income to average net assets......        (0.85%)(b)
  Portfolio Turnover (c)....................................           69%

---------------
  * For the period from February 6, 1998 (commencement of operations) through June 30, 1998.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       PERIOD ENDED
                                                               JUNE 30, 1998      DECEMBER 31, 1997*
                                                              ----------------    -------------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  12.69             $  14.51
                                                                  --------             --------
Income from investment operations:
  Net investment income.....................................          0.01                 0.02
  Net realized and unrealized gains (losses) on securities
     transactions...........................................          1.82                 0.10
                                                                  --------             --------
  Net income from investment operations.....................          1.83                 0.12
                                                                  --------             --------
Less distributions:
  Net investment income.....................................         (0.01)               (0.02)
  Net realized gains........................................            --                (1.92)
                                                                  --------             --------
  Total distributions.......................................         (0.01)               (1.94)
                                                                  --------             --------
Net change in net asset value...............................          1.82                (1.82)
                                                                  --------             --------
NET ASSET VALUE, END OF PERIOD..............................      $  14.51             $  12.69
                                                                  ========             ========
Total Return................................................         14.39%(a)             0.88%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $154,524             $141,761
  Ratio of expenses to average net assets...................          0.99%(b)             0.58%(b)
  Ratio of net investment income to average net assets......          0.10%(b)            (0.80)%(b)
  Ratio of expenses to average net assets**.................          1.00%(b)             0.99%(b)
  Ratio of net investment income to average net assets**....          0.09%(b)             0.39%(b)
  Portfolio Turnover (c)....................................            69%                 116%

---------------
  * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED       PERIOD ENDED
                                                                JUNE 30, 1998      DECEMBER 31, 1997*
                                                              ------------------   ------------------
                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.37              $ 10.00
                                                                   -------              -------
Income from investment operations:
  Net investment income.....................................          0.05                 0.65
  Net realized and unrealized gains on securities
     transactions...........................................          1.26                 1.71
                                                                   -------              -------
  Net income from investment operations.....................          1.31                 2.36
                                                                   -------              -------
Less distributions:
  Net investment income.....................................         (0.05)               (0.19)
  Net realized gains........................................            --                (1.80)
                                                                   -------              -------
  Total distributions.......................................         (0.05)               (1.99)
                                                                   -------              -------
Net change in net asset value...............................          1.26                 0.37
                                                                   -------              -------
NET ASSET VALUE, END OF PERIOD..............................       $ 11.63              $ 10.37
                                                                   =======              =======
Total Return (excluding sales charge).......................         12.66%(a)            24.20%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................       $ 2,313              $   388
  Ratio of expenses to average net assets...................          1.36%(b)             1.06%(b)
  Ratio of net investment income to average net assets......          0.99%(b)             2.11%(b)
  Ratio of expenses to average net assets**.................          1.37%(b)             1.31%(b)
  Ratio of net investment income to average net assets**....          0.98%(b)             1.86%(b)
  Portfolio Turnover(c).....................................            97%                  86%

---------------
 * For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                              JUNE 30, 1998*
                                                              --------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 10.63
                                                                 -------
Income from investment operations:
  Net investment income.....................................        0.02
  Net realized and unrealized gains (losses) on securities
     transactions...........................................        1.00
                                                                 -------
  Net income from investment operations.....................        1.02
                                                                 -------
Less distributions:
  Net investment income.....................................       (0.03)
                                                                 -------
Net change in net asset value...............................        0.99
                                                                 -------
NET ASSET VALUE, END OF PERIOD..............................     $ 11.62
                                                                 =======

Total Return................................................        9.57%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................     $ 1,652
  Ratio of expenses to average net assets...................        2.04%(b)
  Ratio of net investment income to average net assets......        0.26%(b)
  Portfolio Turnover (c)....................................          97%

---------------
 * For the period from February 4, 1998 (commencement of operations) through June 30, 1998.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR DIVIDEND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED      PERIOD ENDED
                                                               JUNE 30, 1998     DECEMBER 31, 1997*
                                                              ----------------   ------------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 10.37             $ 11.73
                                                                  -------             -------
Income from investment operations:
  Net investment income.....................................         0.07                0.06
  Net realized and unrealized gains (losses)
     on securities transactions.............................         1.26                0.44
                                                                  -------             -------
  Net income from investment operations.....................         1.33                0.50
                                                                  -------             -------
Less distributions:
  Net investment income.....................................        (0.06)              (0.06)
  Net realized gains........................................           --               (1.80)
                                                                  -------             -------
  Total distributions.......................................        (0.06)              (1.86)
                                                                  -------             -------
Net change in net asset value...............................         1.27               (1.36)
                                                                  -------             -------
NET ASSET VALUE, END OF PERIOD..............................      $ 11.64             $ 10.37
                                                                  =======             =======

Total Return................................................        12.88%(a)            4.62%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $76,237             $67,949
  Ratio of expenses to average net assets...................         1.11%(b)            0.68%(b)
  Ratio of net investment income to average net assets......         1.19%(b)            2.15%(b)
  Ratio of expenses to average net assets**.................         1.12%(b)            1.09%(b)
  Ratio of net investment income to average net assets**....         1.18%(b)            1.74%(b)
  Portfolio Turnover (c)....................................           97%                 86%

---------------
 * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED      YEAR ENDED          PERIOD ENDED
                                                              JUNE 30, 1998     DECEMBER 31, 1997   DECEMBER 31, 1996*
                                                             ----------------   -----------------   ------------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $10.25             $10.00              $ 10.00
                                                                  ------             ------              -------
Income from investment operations:
  Net investment income....................................         0.27               0.58                 0.40
  Net realized and unrealized gains (losses) on securities
     transactions..........................................         0.13               0.26                   --
                                                                  ------             ------              -------
  Net income from investment operations....................         0.40               0.84                 0.40
                                                                  ------             ------              -------
Less distributions:
  Net investment income....................................        (0.27)             (0.59)               (0.40)
                                                                  ------             ------              -------
Net change in net asset value..............................         0.13               0.25                   --
                                                                  ------             ------              -------
NET ASSET VALUE, END OF PERIOD.............................       $10.38             $10.25              $ 10.00
                                                                  ======             ======              =======
Total Return (excluding sales charge)......................         3.93%(a)           8.66%                1.12%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)........................       $2,056             $   95              $38,815
  Ratio of expenses to average net assets..................         1.15%(b)           0.87%                1.13%(b)
  Ratio of net investment income to average net assets.....         5.00%(b)           5.74%                5.37%(b)
  Ratio of expenses to average net assets**................         1.15%(b)(d)        1.12%                1.32%(b)
  Ratio of net investment income to average net assets**...         5.00%(b)(d)        5.49%                5.18%(b)
  Portfolio Turnover (c)...................................           30%                56%                  65%

---------------
 * For the period from April 1, 1996 (commencement of operations) through December 31, 1996.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(d) There were no fee waivers or expense reimbursements for this class during this period.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                              JUNE 30, 1998*
                                                              --------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 10.29
                                                                 -------
Income from investment operations:
  Net investment income.....................................        0.25
  Net realized and unrealized gains (losses) on securities
     transactions...........................................        0.08
                                                                 -------
  Net income from investment operations.....................        0.33
                                                                 -------
Less distributions:
  Net investment income.....................................       (0.25)
                                                                 -------
Net change in net asset value...............................        0.08
                                                                 -------
NET ASSET VALUE, END OF PERIOD..............................     $ 10.37
                                                                 =======
Total Return................................................        2.42%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................     $   623
  Ratio of expenses to average net assets...................        1.90%(b)
  Ratio of net investment income to average net assets......        4.32%(b)
  Portfolio Turnover (c)....................................          30%

---------------
 * For the period from February 5, 1998 (commencement of operations) through June 30, 1998.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR CORE INCOME PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED      PERIOD ENDED
                                                               JUNE 30, 1998     DECEMBER 31, 1997*
                                                              ----------------   ------------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 10.25             $ 10.16
                                                                  -------             -------
Income from investment operations:
  Net investment income.....................................         0.28                0.16
  Net realized and unrealized gains (losses) on securities
     transactions...........................................         0.12                0.09
                                                                  -------             -------
  Net income from investment operations.....................         0.40                0.25
                                                                  -------             -------
Less distributions:
  Net investment income.....................................        (0.28)              (0.16)
                                                                  -------             -------
Net change in net asset value...............................         0.12                0.09
                                                                  -------             -------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.37             $ 10.25
                                                                  =======             =======
Total Return................................................         3.96%(a)            2.45%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $76,965             $71,991
  Ratio of expenses to average net assets...................         0.95%(b)            0.60%(b)
  Ratio of net investment income to average net assets......         5.50%(b)            6.28%(b)
  Ratio of expenses to average net assets**.................         0.96%(b)            0.92%(b)
  Ratio of net investment income to average net assets**....         5.49%(b)            5.96%(b)
  Portfolio Turnover (c)....................................           30%                 56%

---------------
 * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               SIX MONTHS ENDED      YEAR ENDED          YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                JUNE 30, 1998     DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994*
                               ----------------   -----------------   -----------------   -----------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $  9.99             $  9.96             $ 10.13            $   9.66             $ 10.00
                                   -------             -------             -------            --------             -------

Income from investment
  operations:
  Net investment income......         0.26                0.59                0.58                0.59                0.38
  Net realized and unrealized
     gains (losses) on
     securities
     transactions............         0.01                0.04               (0.16)               0.47               (0.34)
                                   -------             -------             -------            --------             -------
  Net income from investment
     operations..............         0.27                0.63                0.42                1.06                0.04
                                   -------             -------             -------            --------             -------
Less distributions:
  Net investment income......        (0.26)              (0.59)              (0.58)              (0.59)              (0.38)
  Net realized gains.........           --               (0.01)              (0.01)                 --                  --
                                   -------             -------             -------            --------             -------
  Total distributions........        (0.26)              (0.60)              (0.59)              (0.59)              (0.38)
                                   -------             -------             -------            --------             -------
Net change in net asset
  value......................         0.01                0.03               (0.17)               0.47               (0.34)
                                   -------             -------             -------            --------             -------
NET ASSET VALUE, END OF
  PERIOD.....................      $ 10.00             $  9.99             $  9.96            $  10.13             $  9.66
                                   =======             =======             =======            ========             =======

Total Return (excluding sales
  charge)....................         2.74%(a)            6.47%               4.28%              11.20%               0.42%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
     (000's).................      $ 7,077             $ 5,894             $98,197            $103,382             $93,189
  Ratio of expenses to
     average net assets......         1.17%(b)            0.83%               0.83%               0.87%               0.83%(b)
  Ratio of net investment
     income to average net
     assets..................         5.27%(b)            5.92%               5.84%               5.89%               5.27%(b)
  Ratio of expenses to
     average net assets**....         1.18%(b)            1.09%               1.08%               1.12%               1.28%(b)
  Ratio of net investment
     income to average net
     assets**................         5.26%(b)            5.66%               5.59%               5.64%               4.82%(b)
  Portfolio Turnover (c).....           27%                 45%                 51%                 28%                  6%

---------------
 * For the period from March 28, 1994 (commencement of operations) through December 31, 1994.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                              JUNE 30, 1998*
                                                              --------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $10.02
                                                                  ------
Income from investment operations:
  Net investment income.....................................        0.24
  Net realized and unrealized gains (losses) on securities
     transactions...........................................       (0.04)
                                                                  ------
  Net income from investment operations.....................        0.20
                                                                  ------
Less distributions:
  Net investment income.....................................       (0.24)
                                                                  ------
Net change in net asset value...............................       (0.04)
                                                                  ------
NET ASSET VALUE, END OF PERIOD..............................      $ 9.98
                                                                  ======

Total Return................................................        1.36%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $  311
  Ratio of expenses to average net assets...................        1.89%(b)
  Ratio of net investment income to average net assets......        4.39%(b)
  Portfolio Turnover (c)....................................          27%

---------------
  * For the period from February 5, 1998 (commencement of operations) through June 30, 1998.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED          PERIOD ENDED
                                                               JUNE 30, 1998         DECEMBER 31, 1997*
                                                              ----------------       ------------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  9.98                 $ 10.00
                                                                  -------                 -------
Income from investment operations:
  Net investment income.....................................         0.27                    0.15
  Net realized and unrealized gains (losses) on securities
     transactions...........................................         0.01                   (0.01)
                                                                  -------                 -------
  Net income from investment operations.....................         0.28                    0.14
                                                                  -------                 -------
Less distributions:
  Net investment income.....................................        (0.27)                  (0.15)
  Net realized gains........................................           --                   (0.01)
                                                                  -------                 -------
     Total distributions....................................        (0.27)                  (0.16)
                                                                  -------                 -------
Net change in net asset value...............................         0.01                   (0.02)
                                                                  -------                 -------
NET ASSET VALUE, END OF PERIOD..............................      $  9.99                 $  9.98
                                                                  =======                 =======

Total Return................................................         2.87%(a)                1.36%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $85,337                 $84,886
  Ratio of expenses to average net assets...................         0.92%(b)                0.56%(b)
  Ratio of net investment income to average net assets......         5.51%(b)                6.08%(b)
  Ratio of expenses to average net assets**.................         0.93%(b)                0.87%(b)
  Ratio of net investment income to average net assets**....         5.50%(b)                5.77%(b)
  Portfolio Turnover (c)....................................           27%                     45%

---------------
  * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED      PERIOD ENDED
                                                               JUNE 30, 1998     DECEMBER 31, 1997*
                                                              ----------------   ------------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 10.12             $ 10.00
                                                                  -------             -------
Income from investment operations:
  Net investment income.....................................         0.26                0.42
  Net realized and unrealized gains (losses) on securities
     transactions...........................................         0.01                0.12
                                                                  -------             -------
  Net income from investment operations.....................         0.27                0.54
                                                                  -------             -------
Less distributions:
  Net investment income.....................................        (0.26)              (0.42)
                                                                  -------             -------
Net change in net asset value...............................         0.01                0.12
                                                                  -------             -------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.13             $ 10.12
                                                                  =======             =======
Total Return (excluding sales charge).......................         2.74%(a)            5.54%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $20,050             $20,103
  Ratio of expenses to average net assets...................         1.02%(b)            1.00%(b)
  Ratio of net investment income to average net assets......         5.25%(b)            5.34%(b)
  Ratio of expenses to average net assets**.................         1.55%(b)            1.62%(b)
  Ratio of net investment income to average net assets**....         4.72%(b)            4.72%(b)
  Portfolio Turnover (c)....................................           19%                 52%

---------------
  * For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                              JUNE 30, 1998
                                                              -------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $10.12
                                                                 ------
Income from investment operations:
  Net investment income.....................................       0.23
  Net realized and unrealized gains (losses) on securities
     transactions...........................................       0.02
                                                                 ------
  Net income from investment operations.....................       0.25
                                                                 ------
Less distributions:
  Net investment income.....................................      (0.23)
                                                                 ------
Net change in net asset value...............................       0.02
                                                                 ------
NET ASSET VALUE, END OF PERIOD..............................     $10.14
                                                                 ======

Total Return................................................       1.61%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................     $  153
  Ratio of expenses to average net assets...................       1.93%(b)
  Ratio of net investment income to average net assets......       3.91%(b)
  Ratio of expenses to average net assets**.................       2.95%(b)
  Ratio of net investment income to average net assets**....       2.89%(b)
  Portfolio Turnover (c)....................................         19%

---------------
  * For the period from March 4, 1998 (commencement of operations) through June 30, 1998.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              SIX MONTHS ENDED       YEAR ENDED          YEAR ENDED          YEAR ENDED           PERIOD ENDED
                                JUNE 30, 1998     DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995    DECEMBER 31, 1994*
                              -----------------   -----------------   -----------------   -----------------    ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD.................       $ 10.18             $  9.90             $ 10.19             $  9.40              $ 10.00
                                   -------             -------             -------             -------              -------
Income from investment
  operations:
  Net investment income.....          0.18                0.44                0.42                0.45                 0.34
  Net realized and
    unrealized gains
    (losses) on securities
    transactions............         (0.06)               0.25               (0.29)               0.79                (0.60)
                                   -------             -------             -------             -------              -------
  Net income (loss) from
    investment operations...          0.12                0.69                0.13                1.24                (0.26)
                                   -------             -------             -------             -------              -------
Less distributions:
  Net investment income.....         (0.18)              (0.41)              (0.42)              (0.45)               (0.34)
                                   -------             -------             -------             -------              -------
Net change in net asset
  value.....................         (0.06)               0.28               (0.29)               0.79                (0.60)
                                   -------             -------             -------             -------              -------
NET ASSET VALUE, END OF
  PERIOD....................       $ 10.12             $ 10.18             $  9.90             $ 10.19              $  9.40
                                   =======             =======             =======             =======              =======

Total Return (excluding
  sales charge).............          1.17%(a)            7.13%               1.39%              13.40%                2.63%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's).................       $ 2,705             $ 1,669             $88,084             $94,143              $86,127
  Ratio of expenses to
    average net assets......          1.17%(b)            0.84%               0.86%               0.87%                0.82%(b)
  Ratio of net investment
    income to average net
    assets..................          3.52%(b)            4.13%               4.29%               4.52%                4.61%(b)
  Ratio of expenses to
    average net assets**....          1.18%(b)            1.09%               1.11%               1.12%                1.18%(b)
  Ratio of net investment
    income to average net
    assets**................          3.51%(b)            3.88%               4.04%               4.27%                4.25%(b)
  Portfolio Turnover (c)....            68%                253%                219%                188%                0.41%

---------------
  * For the period from March 28, 1994 (commencement of operations) through December 31, 1994.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                              JUNE 30, 1998*
                                                              --------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $10.23
                                                                  ------
Income from investment operations:
  Net investment income.....................................        0.16
  Net realized and unrealized gains (losses) on securities
     transactions...........................................       (0.09)
                                                                  ------
  Net income from investment operations.....................        0.07
                                                                  ------
Less distributions:
  Net investment income.....................................       (0.16)
                                                                  ------
Net change in net asset value...............................       (0.09)
                                                                  ------
NET ASSET VALUE, END OF PERIOD..............................      $10.14
                                                                  ======
Total Return................................................        0.51%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $  735
  Ratio of expenses to average net assets...................        1.87%(b)
  Ratio of net investment income to average net assets......        2.63%(b)
  Portfolio Turnover (c)....................................          68%

---------------
  * For the period from February 25, 1998 (commencement of operations) through June 30, 1998.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED             PERIOD ENDED
                                                              JUNE 30, 1998            DECEMBER 31, 1997*
                                                             ----------------          ------------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......................      $ 10.18                    $  10.05
                                                                 -------                    --------
Income from investment operations:
  Net investment income....................................         0.19                        0.10
  Net realized and unrealized gains (losses) on securities
     transactions..........................................        (0.06)                       0.13
                                                                 -------                    --------
  Net income from investment operations....................         0.13                        0.23
                                                                 -------                    --------
Less distributions:
  Net investment income....................................        (0.19)                      (0.10)
                                                                 -------                    --------
Net change in net asset value..............................        (0.06)                       0.13
                                                                 -------                    --------
NET ASSET VALUE, END OF PERIOD.............................      $ 10.12                    $  10.18
                                                                 =======                    ========
Total Return...............................................         1.30%(a)                    2.35%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)........................      $95,021                    $100,742
  Ratio of expenses to average net assets..................         0.92%(b)                    0.56%(b)
  Ratio of net investment income to average net assets.....         3.79%(b)                    4.22%(b)
  Ratio of expenses to average net assets**................         0.93%(b)                    0.87%(b)
  Ratio of net investment income to average net assets**...         3.78%(b)                    3.91%(b)
  Portfolio Turnover (c)...................................           68%                        253%

---------------
  * For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED          PERIOD ENDED
                                                               JUNE 30, 1998         DECEMBER 31, 1997*
                                                              ----------------       ------------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 10.13                 $ 10.00
                                                                  -------                 -------
Income from investment operations:
  Net investment income.....................................         0.16                    0.29
  Net realized and unrealized gains (losses) on securities
     transactions...........................................        (0.02)                   0.13
                                                                  -------                 -------
  Net income from investment operations.....................         0.14                    0.42
                                                                  -------                 -------
Less distributions:
  Net investment income.....................................        (0.16)                  (0.29)
                                                                  -------                 -------
Net change in net asset value...............................        (0.02)                   0.13
                                                                  -------                 -------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.11                 $ 10.13
                                                                  =======                 =======

Total Return (excluding sales charge).......................         1.40%(a)                4.26%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $23,501                 $22,893
  Ratio of expenses to average net assets...................         1.02%(b)                0.98%(b)
  Ratio of net investment income to average net assets......         3.20%(b)                3.48%(b)
  Ratio of expenses to average net assets**.................         1.49%(b)                1.52%(b)
  Ratio of net investment income to average net assets**....         2.73%(b)                2.94%(b)
  Portfolio Turnover (c)....................................          113%                    179%

---------------

  * For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR LIMITED DURATION TENNESSEE TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                              JUNE 30, 1998*
                                                              --------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 10.18
                                                                 -------
Income from investment operations:
  Net investment income.....................................        0.12
  Net realized and unrealized gains (losses) on securities
     transactions...........................................       (0.07)
                                                                 -------
  Net income from investment operations.....................        0.05
                                                                 -------
Less distributions:
  Net investment income.....................................       (0.12)
                                                                 -------
Net change in net asset value...............................       (0.07)
                                                                 -------
NET ASSET VALUE, END OF PERIOD..............................     $ 10.11
                                                                 =======

Total Return................................................        0.59%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................     $   539
  Ratio of expenses to average net assets...................        1.98%(b)
  Ratio of net investment income to average net assets......        2.09%(b)
  Ratio of expenses to average net assets**.................        2.71%(b)
  Ratio of net investment income to average net assets**....        1.36%(b)
  Portfolio Turnover........................................         113%

---------------

  * For the period from February 4, 1998 (commencement of operations) through June 30, 1998.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

                        THE INFINITY MUTUAL FUNDS, INC.

                             AMERISTAR MUTUAL FUNDS
                     3435 Stelzer Road - Columbus, OH 43219

                               INVESTMENT ADVISER
                          First American National Bank
                315 Deaderick Street - Nashville, TN 37237-0401

                                 ADMINISTRATOR
                    BISYS Fund Services Limited Partnership
                     3435 Stelzer Road - Columbus, OH 43219

                                  DISTRIBUTOR
                    BISYS Fund Services Limited Partnership
                     3435 Stelzer Road - Columbus, OH 43219

                                   CUSTODIAN
                              The Bank of New York
                   90 Washington Street - New York, NY 10286

                   TRANSFER AGENT & DIVIDEND DISBURSING AGENT
                         BISYS Fund Services Ohio, Inc.
                    3435 Stelzer Road - Columbus, OH 43219


          BISYS Fund Services Limited Partnership is the Portfolios' distributor and is unaffiliated with First American National Bank, the Portfolios' adviser.

          Investments in the Portfolios are neither guaranteed by nor obligations of First American National Bank or any other bank and are not insured by the FDIC or any other government agency. Investments in mutual funds involve risk, including the possible loss of principal. This material must be preceded or accompanied by a current prospectus.

                         [AMERISTAR MUTUAL FUNDS LOGO]

                              HELPING PEOPLE PLAN
                           FOR A BRIGHTER FUTURE.(SM)

                          [EYE IN PYRAMID BACKGROUND]

                                                           --------------
                                                              BULK RATE
                                                             U.S. POSTAGE
                                                                PAID
                                                             CLEVELAND, OH
                                                              PERMIT NO.1
                                                            --------------


8/98                                                          AME-SANN-6/98

  DG
  Investor Series
  Money Market Funds

* DG Prime
  Money Market Fund

* DG Treasury
  Money Market Fund

(formerly DG U.S. Government Money Market Fund)

================================================ [LOGO]
COMBINED                                         DG
ANNUAL REPORT                                    INVESTOR
                                                 SERIES

Diversified Portfolios of
DG Investor Series,
an Open-End Management
Investment Company

ParkSouth
Corporation
Jackson, MS
Investment Adviser


          An Affiliate of:

[LOGO]    Deposit Guaranty National Bank
          Jackson, MS

The shares offered by this prospectus are not deposits or obligations of Deposit Guaranty National Bank, are not endorsed or guaranteed by Deposit Guaranty National Bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks including the possible loss of principal.

February 28, 1998
=================


[LOGO] FEDERATED INVESTORS

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the funds and is a subsidiary of Federated Investors.


 [LOGO]
RECYCLED
PAPER

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Annual Report to Shareholders for the DG Investor Series money market funds, which covers the 12-month period from March 1, 1997 through February 28, 1998. In this Report, you will find a complete list of investments and financial statements for each fund.

Each fund gives you a convenient way to earn daily income on your ready cash. In addition, each fund is managed to maintain the value of each share at a stable $1.00 and give you daily access to your money.* Fund by fund highlights over the 12-month period are as follows:

- DG PRIME MONEY MARKET FUND, which began operation on March 10, 1997, produced income totaling $0.05 per share from a portfolio of high quality money market securities. The fund's net assets reached $195 million.

- DG TREASURY MONEY MARKET FUND (formerly, DG U.S. Government Money Market Fund) produced income totaling $0.05 per share from a portfolio of U.S. Treasury money market securities. The fund's net assets reached $349 million.

Thank you for choosing the DG Investor Series money market funds to keep your ready cash working--and earning--on a daily basis. We'll continue to provide the highest level of service as we keep you informed of your progress on a regular basis.

Sincerely,

LOGO
Edward C. Gonzales
President
April 15, 1998

* Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

DG PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                         VALUE
----------------------------------------------------------
              (A) COMMERCIAL PAPER--82.8%
              BANKING--3.0%
$ 6,000,000   J.P. Morgan & Co., Inc.,
                5.481%, 5/15/1998             $  5,932,500
                                               -----------
              BROKERAGE--6.1%
  6,000,000   Goldman Sachs & Co., 5.504%,
                5/13/1998                        5,933,935
  6,000,000   Merrill Lynch & Co., Inc.,
                5.513%, 4/15/1998                5,959,125
                                               -----------
              Total                             11,893,060
                                               -----------
              FINANCE--AUTOMOTIVE--6.1%
  6,000,000   Ford Motor Credit Corp.,
                5.606%, 4/3/1998                 5,969,585
  6,000,000   General Motors Acceptance
                Corp., 5.517%, 4/20/1998         5,954,583
                                               -----------
              Total                             11,924,168
                                               -----------
              FINANCE--COMMERCIAL--12.5%
  6,000,000   CIT Group Holdings, Inc.,
                5.523%, 5/1/1998                 5,944,592
  6,000,000   General Electric Capital
                Corp., 5.437%, 4/17/1998         5,958,013
  6,000,000   IBM Credit Corp., 5.529%,
                3/18/1998                        5,984,502
  6,500,000   MetLife Funding, Inc., 5.621%,
                3/25/1998                        6,475,950
                                               -----------
              Total                             24,363,057
                                               -----------
              FINANCE--RETAIL--12.2%
  6,000,000   American Express Credit Corp.,
                5.521%, 5/20/1998                5,927,333
  6,000,000   American General Finance
                Corp., 5.504%, 4/13/1998         5,961,085
  6,000,000   Commercial Credit Co., 5.511%,
                5/4/1998                         5,941,867
  6,000,000   Household Finance Corp.,
                5.512%, 4/6/1998                 5,967,360
                                               -----------
              Total                             23,797,645
                                               -----------
              FINANCIAL SERVICES--3.6%
  7,000,000   National Rural Utilities
                Cooperative Finance Corp.,
                5.508%-5.727%,
                3/12/1998-4/22/1998              6,957,204
                                               -----------

(See Notes to Portfolio of Investments)

----------------------------------------------------------
 PRINCIPAL
  AMOUNT                                         VALUE
              (A) COMMERCIAL PAPER (continued)
              FOOD & BEVERAGE--5.6%
$ 6,000,000   Campbell Soup Co., 5.753%,
                5/22/1998                     $  5,923,467
  5,000,000   Hershey Foods Corp., 5.476%,
                3/13/1998                        4,990,950
                                               -----------
              Total                             10,914,417
                                               -----------
              INDUSTRIAL PRODUCTS--6.1%
  6,000,000   Archer-Daniels-Midland Co.,
                5.553%, 3/10/1998                5,991,750
  6,000,000   Cargill, Inc., 5.492%,
                4/27/1998                        5,948,320
                                               -----------
              Total                             11,940,070
                                               -----------
              INSURANCE--6.1%
  6,000,000   General RE Corp., 5.831%,
                3/20/1998                        5,981,792
  6,000,000   USAA Capital Corp., 5.495%,
                3/16/1998                        5,986,375
                                               -----------
              Total                             11,968,167
                                               -----------
              MISCELLANEOUS--3.1%
  6,000,000   Procter & Gamble Co., 5.463%,
                3/31/1998                        5,972,950
                                               -----------
              OIL & OIL FINANCE--6.1%
  6,000,000   Amoco Corp., 5.476%, 5/11/1998     5,935,982
  6,000,000   Atlantic Richfield Co.,
                5.468%, 4/8/1998                 5,965,737
                                               -----------
              Total                             11,901,719
                                               -----------
              PHARMACEUTICALS AND HEALTH
                CARE--3.1%
  6,000,000   (e)Glaxo Wellcome PLC, 5.752%,
                3/3/1998                         5,998,110
                                               -----------
              TELECOMMUNICATIONS--9.2%
  6,000,000   AT&T Corp., 5.768%, 3/6/1998       5,995,250
  6,000,000   Ameritech Capital Funding
                Corp., 5.502%, 5/8/1998          5,938,460
  6,000,000   BellSouth Telecommunications,
                Inc., 5.499%, 4/23/1998          5,951,946
                                               -----------
              Total                             17,885,656
                                               -----------
              TOTAL COMMERCIAL PAPER           161,448,723
                                               -----------

DG PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                         VALUE
----------------------------------------------------------
              GOVERNMENT AGENCIES--9.2%
$ 6,000,000   Federal Farm Credit System,
                5.470%, 4/1/1998              $  6,000,000
  6,000,000   (b)Federal Home Loan Bank
                System, 11.08%, 3/23/1998        5,980,237
  6,000,000   (b)Federal National Mortgage
                Association, 5.74%,
                3/27/1998                        5,975,863
                                               -----------
              TOTAL GOVERNMENT AGENCIES         17,956,100
                                               -----------
----------------------------------------------------------
 PRINCIPAL
  AMOUNT                                         VALUE
              (C) REPURCHASE AGREEMENT--8.0%
$15,566,100   Cantor Fitzgerald Securities,
                5.580%, dated 2/27/1998, due
                3/2/1998 (at amortized cost)  $ 15,566,100
                                               -----------
              TOTAL INVESTMENTS
                (at amortized cost)(d)        $194,970,923
                                               ===========

(See Notes to Portfolios of Investments)

DG TREASURY MONEY MARKET FUND
(FORMERLY DG U.S. GOVERNMENT MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                         VALUE
----------------------------------------------------------
              U.S. TREASURY OBLIGATIONS--59.9%
              U.S. TREASURY BILLS--32.7%
$15,000,000   3/5/1998                        $ 14,991,450
 15,000,000   3/12/1998                         14,976,510
 15,000,000   3/19/1998                         14,961,881
 15,000,000   4/2/1998                          14,931,600
 15,000,000   4/9/1998                          14,916,394
 20,000,000   4/23/1998                         19,845,858
 20,000,000   7/23/1998                         19,590,000
                                               -----------
              Total                            114,213,693
                                               -----------
              U.S. TREASURY NOTES--27.2%
 20,000,000   4.750%, 8/31/1998                 19,937,496
 10,000,000   5.125%, 3/31/1998                  9,996,566
 15,000,000   5.250%, 7/31/1998                 14,997,751
 15,000,000   5.875%, 4/30/1998                 15,009,606
 15,000,000   6.125%, 5/15/1998                 15,021,415
 20,000,000   7.875%, 4/15/1998                 20,057,838
                                               -----------
              Total                             95,020,672
                                               -----------
              TOTAL U.S. TREASURY
                OBLIGATIONS                    209,234,365
                                               -----------
----------------------------------------------------------
 PRINCIPAL
  AMOUNT                                         VALUE
              (C) REPURCHASE
                AGREEMENTS--39.8%
$74,091,900   Cantor Fitzgerald Securities,
                5.580%, dated 2/27/1998, due
                3/2/1998                      $ 74,091,900
 65,000,000   State Street Bank and Trust
                Co., 5.580%, dated
                2/27/1998, due 3/2/1998         65,000,000
                                               -----------
              TOTAL REPURCHASE AGREEMENTS      139,091,900
                                               -----------
              TOTAL INVESTMENTS
                (at amortized cost)(d)        $348,326,265
                                               ===========

(See Notes to Portfolios of Investments)

NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Discount rate at time of purchase.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

(e) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At February 28, 1998, this security amounted to $5,998,110 which represents 3.08% of net assets.

The following acronym is used throughout the Prime Money Market Fund:

PLC -- Public Limited Company

Note: The categories of investments are shown as a percentage of net assets at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                    DG TREASURY MONEY
                                                                       MARKET FUND
                                                                      (FORMERLY, DG
                                                DG PRIME MONEY       U.S. GOVERNMENT
                                                  MARKET FUND      MONEY MARKET FUND)
                                                  -----------      ------------------
ASSETS:
----------------------------------------------
Investments in repurchase agreements             $ 15,566,100         $139,091,900
----------------------------------------------
Investments in other securities                   179,404,823          209,234,365
----------------------------------------------  ---------------   ------------------
     Total investments in securities, at
     amortized cost and value                     194,970,923          348,326,265
----------------------------------------------
Cash                                                       81                   --
----------------------------------------------
Income receivable                                     140,974            1,954,185
----------------------------------------------
Receivable for shares sold                                 --                6,470
----------------------------------------------
Deferred organizational costs                          15,061                   --
----------------------------------------------  ---------------   ------------------
     Total assets                                 195,127,039          350,286,920
----------------------------------------------
LIABILITIES:
----------------------------------------------
Income distribution payable                             1,451            1,173,029
----------------------------------------------
Accrued expenses                                       84,654               63,182
----------------------------------------------  ---------------   ------------------
     Total liabilities                                 86,105            1,236,211
----------------------------------------------  ---------------   ------------------
          Total Net Assets                       $195,040,934         $349,050,709
----------------------------------------------  ---------------   ------------------
NET ASSET VALUE, OFFERING PRICE and Redemption Proceeds Per Share (net assets /
shares
outstanding)                                     $       1.00         $       1.00
----------------------------------------------  ---------------   ------------------
Shares Outstanding                                195,040,934          349,050,709
----------------------------------------------  ---------------   ------------------

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                  DG TREASURY MONEY
                                                                     MARKET FUND
                                                                    (FORMERLY, DG
                                             DG PRIME MONEY        U.S. GOVERNMENT
                                             MARKET FUND(A)       MONEY MARKET FUND)
                                             --------------       ------------------
INVESTMENT INCOME:
-----------------------------------------
Interest                                       $9,175,799            $15,090,078
-----------------------------------------
EXPENSES:
-----------------------------------------
Investment advisory fee                           810,951              1,407,882
-----------------------------------------
Administrative personnel and services fee         160,588                278,821
-----------------------------------------
Custodian fees                                      9,656                 13,105
-----------------------------------------
Transfer and dividend disbursing agent
fees and expenses                                  21,624                 39,769
-----------------------------------------
Directors'/Trustees' fees                             400                  4,417
-----------------------------------------
Auditing fees                                         400                 12,688
-----------------------------------------
Legal fees                                            700                  2,658
-----------------------------------------
Portfolio accounting fees                          45,005                 68,326
-----------------------------------------
Distribution services fee                         405,475                     --
-----------------------------------------
Shareholder services fee                               --                275,682
-----------------------------------------
Share registration costs                           49,592                 44,163
-----------------------------------------
Printing and postage                                8,000                  6,500
-----------------------------------------
Insurance premiums                                  4,001                  4,000
-----------------------------------------
Miscellaneous                                       1,768                  4,464
-----------------------------------------  ---------------      ------------------
     Total expenses                             1,518,160              2,162,475
-----------------------------------------
WAIVERS--
-----------------------------------------
Waiver of investment advisory fees               (324,380)              (563,153)
-----------------------------------------
Waiver of administrative personnel and
services fee                                      (95,518)                    --
-----------------------------------------  ---------------      ------------------
     Total waivers                               (419,898)              (563,153)
-----------------------------------------  ---------------      ------------------
          Net expenses                          1,098,262              1,599,322
-----------------------------------------  ---------------      ------------------
               Net investment income           $8,077,537            $13,490,756
-----------------------------------------  ---------------      ------------------

(a) For the period from March 10, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      DG TREASURY MONEY
                                                                         MARKET FUND
                                                                        (FORMERLY, DG
                                              DG PRIME MONEY           U.S. GOVERNMENT
                                                MARKET FUND          MONEY MARKET FUND)
                                              ---------------   -----------------------------
                                                  PERIOD            YEAR            YEAR
                                                   ENDED            ENDED           ENDED
                                               FEBRUARY 28,     FEBRUARY 28,    FEBRUARY 28,
                                                  1998(A)           1998            1997
                                              ---------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------
OPERATIONS--
--------------------------------------------
Net investment income                          $   8,077,537    $  13,490,756   $  10,783,399
--------------------------------------------  --------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------
Distributions from net investment income          (8,077,537)     (13,490,756)    (10,783,399)
--------------------------------------------  --------------    -------------   -------------
SHARE TRANSACTIONS--
--------------------------------------------
Proceeds from sale of shares                     528,390,173      789,333,839     550,619,637
--------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                           8,066,557          457,722         167,230
--------------------------------------------
Cost of shares redeemed                         (341,415,796)    (714,193,778)   (522,981,171)
--------------------------------------------  --------------    -------------   -------------
     Change in net assets from share
     transactions                                195,040,934       75,597,783      27,805,696
--------------------------------------------  --------------    -------------   -------------
          Change in net assets                   195,040,934       75,597,783      27,805,696
--------------------------------------------
NET ASSETS:
--------------------------------------------
Beginning of period                                       --      273,452,926     245,647,230
--------------------------------------------  --------------    -------------   -------------
End of period                                  $ 195,040,934    $ 349,050,709   $ 273,452,926
--------------------------------------------  --------------    -------------   -------------

(a) For the period from March 10, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements.)

                      (This page intentionally left blank)

DG INVESTOR SERIES MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        NET ASSET                DISTRIBUTIONS
                                                         VALUE,        NET          FROM NET
                                                        BEGINNING   INVESTMENT     INVESTMENT
            YEAR ENDED FEBRUARY 28 OR 29,               OF PERIOD     INCOME         INCOME
            -----------------------------               ---------     ------         ------
DG PRIME MONEY MARKET FUND
1998(a)                                                   $1.00        0.05          (0.05)
DG TREASURY MONEY MARKET FUND
  (FORMERLY, DG U.S. GOVERNMENT
  MONEY MARKET FUND)
1993(b)                                                   $1.00        0.02          (0.02)
1994                                                      $1.00        0.03          (0.03)
1995                                                      $1.00        0.04          (0.04)
1996                                                      $1.00        0.05          (0.05)
1997                                                      $1.00        0.05          (0.05)
1998                                                      $1.00        0.05          (0.05)

(a) For the period from March 10, 1997 (date of initial public investment), to February 28, 1998.

(b) Reflects operations for the period from July 1, 1992 (date of initial public investment) to February 28, 1993. For the period from March 31, 1992 (start of business) to June 30, 1992, all income was distributed to the administrator.

(c) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

--------------------------------------------------------------------------------

                           RETURN TO AVERAGE NET ASSETS
                         ---------------------------------    NET ASSETS,
NET ASSET                              NET                      END OF
VALUE, END     TOTAL                INVESTMENT    EXPENSE       PERIOD
OF PERIOD    RETURN(C)   EXPENSES     INCOME     WAIVER(E)   (000 OMITTED)
---------    ---------   --------     ------     ---------   -------------
  $1.00        4.93%      0.68%(d)    4.98%(d)     0.26%(d)    $195,041
  $1.00        1.97%      0.41%(d)    2.88%(d)     0.38%(d)    $189,024
  $1.00        2.74%      0.54%       2.70%        0.20%       $189,315
  $1.00        4.06%      0.53%       3.96%        0.20%       $162,515
  $1.00        5.48%      0.51%       5.33%        0.20%       $245,647
  $1.00        4.83%      0.50%       4.74%        0.20%       $273,453
  $1.00        4.90%      0.57%       4.81%        0.20%       $349,051

DG INVESTORS SERIES MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

---------------------------------------------------------------------------------------------
               PORTFOLIO NAME                               INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------
  DG Prime Money Market Fund ("Prime Money      Current income consistent with stability of
  Market Fund")                                 principal.
---------------------------------------------------------------------------------------------
  DG Treasury Money Market Fund (formerly DG Current income consistent with stability of U.S. Government Money Market Fund) principal and liquidity.
  ("Treasury Money Market Fund")
---------------------------------------------------------------------------------------------

Effective October 1, 1997, DG U.S. Government Money Market Fund was renamed DG Treasury Money Market Fund.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the

DG INVESTORS SERIES MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by Prime Money Market Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from its commencement date.

     Organizational expenses of $20,300 for Prime Money Market Fund were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended February 28, 1998, the Fund expensed $1,171 of organizational expenses.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuers' expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

     Additional information on each restricted security held by Prime Money Market Fund at February 28, 1998 is as follows:

Security                                         Acquisition Date    Acquisition Cost
--------------------------------------------------------------------------------------
Glaxo Wellcome                                        12/2/97           $5,914,950

DG INVESTORS SERIES MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     USE OF ESTIMATES--The preparation of financial statements in conformity generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 1998, Prime Money Market Fund and Treasury Money Market Fund's capital paid-in aggregated $195,040,934, and $349,050,709, respectively. Transactions in shares were as follows:

                                     PRIME MONEY
                                     MARKET FUND               TREASURY MONEY MARKET FUND
                                ---------------------   ----------------------------------------
                                    PERIOD ENDED            YEAR ENDED            YEAR ENDED
                                FEBRUARY 28, 1998(A)     FEBRUARY 28, 1998    FEBRUARY 28, 1997
------------------------------  ---------------------   -------------------   ------------------
Shares sold                          528,390,173            789,333,839           550,619,637
------------------------------
Shares issued to shareholders
in payment of distributions
declared                               8,066,557                457,722               167,230
------------------------------
Shares redeemed                     (341,415,796)          (714,193,778)         (522,981,171)
------------------------------  ------------------      -----------------     ----------------
     Net change resulting from
     share transactions              195,040,934             75,597,783            27,805,696
------------------------------  ------------------      -----------------     ----------------

(a) For the period from March 10, 1997 (date of initial public investment), to February 28, 1998.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--ParkSouth Corporation, a subsidiary of Deposit Guaranty National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets.

ParkSouth Corporation became the Funds' investment adviser on March 1, 1997. Prior to March 1, 1997, Deposit Guaranty National Bank served as the Funds investment adviser. The advisory fees charged prior to March 1, 1997 were the same as the current fees listed above.

DG INVESTORS SERIES MONEY MARKET FUNDS
--------------------------------------------------------------------------------

SUB-ADVISORY FEE--Prior to March 1,1997, under the terms of a sub-advisory agreement between Deposit Guaranty National Bank and the Trust Division of Commercial National Bank, (the "sub-adviser"), the sub-adviser received an annual fee from the Deposit Guaranty National Bank equal to 0.25% of each Fund's average daily net assets. Effective March 1, 1997, Commercial National Bank is no longer the sub-adviser to the Funds.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Funds will pay FAS up to 0.15% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts.

As of February 28, 1998, Prime Money Market Fund did not pay or accrue shareholder services fee.

DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corporation ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to compensate FSC.

As of February 28, 1998, Treasury Money Market Fund did not pay or accrue 12b-1 fees.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders DG INVESTOR SERIES:

We have audited the statements of assets and liabilities, including the portfolio of investments, of the DG Prime Money Market Fund and the DG Treasury Money Market Fund (two portfolios within DG Investor Series) as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended February 28, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to gain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights of the DG Investor Series portfolios referred to above present fairly, in all material respects, their financial position as of February 28, 1998, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                              KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
April 10, 1998

TRUSTEES                                          OFFICERS
------------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Edward C. Gonzales
Nicholas P. Constantakis                 President and Treasurer
William J. Copeland                      J. Christopher Donahue
James E. Dowd                            Executive Vice President
Lawrence D. Ellis, M.D.                  John W. McGonigle
Edward L. Flaherty, Jr.                  Executive Vice President and Secretary
Edward C. Gonzales                       Richard B. Fisher
Peter E. Madden                          Vice President
John E. Murray, Jr.                      Charles L. Davis, Jr.
Wesley W. Posvar                         Vice President and Assistant Treasurer
Marjorie P. Smuts                        Gail Cagney
                                         Assistant Secretary

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds prospectus which contains facts concerning the Funds objectives and policies, management fees, expenses and other information.

  DG
  Investor Series
  Stock and Bond
  Funds

* DG Equity Fund

* DG International Equity Fund

* DG Opportunity Fund

* DG Limited Term
  Government Income Fund

* DG Government Income Fund

* DG Municipal Income Fund

================================================ [LOGO]
COMBINED                                         DG
ANNUAL REPORT                                    INVESTOR
                                                 SERIES

Diversified Portfolios of
DG Investor Series,
an Open-End Management
Investment Company

ParkSouth Corporation
Jackson, MS
Investment Adviser

Lazard Freres Asset
Management
New York, NY
Sub-Advisor to DG International
Equity Fund

Womack Asset
Management, Inc.
Jackson, MS
Sub-Advisor to DG
Opportunity Fund

          An Affiliate of:

[LOGO]    Deposit Guaranty National Bank
          Jackson, MS

The shares offered by this prospectus are not deposits or obligations of Deposit Guaranty National Bank, are not endorsed or guaranteed by Deposit Guaranty National Bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks including the possible loss of principal.

February 28, 1998
=================


[LOGO] FEDERATED INVESTORS

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the funds and is a subsidiary of Federated Investors.


Cusip 23321N301     Cusip 23321N202              [LOGO]
Cusip 23321N400     Cusip 23321N608             RECYCLED
Cusip 23321N103     G00498-11 (4/98)             PAPER
Cusip 23321N509

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Annual Report to Shareholders for the DG Investor Series stock and bond funds, which covers the 12-month period from March 1, 1997 through February 28, 1998. In this Report, you will find an interview with each fund's portfolio manager, as well as a complete list of investments and financial statements for each fund.

Fund by fund highlights over the 12-month period are as follows:

- DG EQUITY FUND, in a highly favorable stock market environment, produced an extremely strong total return of 39.74%.* Contributing to the total return were dividends totaling $0.11 per share, capital gains of $0.15 per share, and a major $6.33 increase in net asset value. Net assets grew substantially from $490 million to $716 million.

- DG INTERNATIONAL EQUITY FUND, the newest member of the DG fund family, invests in international stocks. Since the fund began operation on August 15, 1997 through February 28, 1998, it produced a total return of 4.71% through dividends totaling $0.01 per share and a $0.46 increase in net asset value. The fund's net assets totaled $26.5 million.

- DG OPPORTUNITY FUND achieved a strong total return of 37.81%.* The fund paid capital gains totaling $2.54 per share, while its net asset value increased by $2.31. At the end of the report period, net assets reached $123 million.

- DG LIMITED TERM GOVERNMENT INCOME FUND, a portfolio of shorter-maturity government securities, paid dividends totaling $0.51 per share. The fund's total return was 6.16%.* The fund's net asset value increased by $0.07. The fund ended the period with $59 million in net assets.

- DG GOVERNMENT INCOME FUND, a portfolio of U.S. government securities, paid dividends totaling $0.55 per share, while producing a total return of 9.90%* in an improved bond market climate. The fund's net asset value increased by $0.38. Net assets totaled $270 million.

--------------------------------------------------------------------------------

- DG MUNICIPAL INCOME FUND, a portfolio of high-quality municipal securities issued across the U.S., produced federally tax-free dividends totaling $0.47 per share and capital gains totaling $0.02 per share.** Dividends, capital gains and a $0.30 increase in net asset value produced a total return of 7.70%.* At the end of the report period, net assets stood at $49 million.

Thank you for choosing the DG Investor Series stock and bond funds to pursue your financial goals. We hope you are pleased with the performance of your investment. We'll continue to provide the highest level of service as we keep you informed of your progress on a regular basis.

Sincerely,

LOGO
Edward C. Gonzales
President
April 15, 1998

 * Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charge. Total returns based on the maximum sales charge for the twelve-month period are as follows: DG Equity Fund, 34.89%; DG Opportunity Fund, 32.99%; DG Limited Term Government Income Fund, 4.02%; DG Government Income Fund, 7.67%; and DG Municipal Income Fund, 5.50%.

** Income may be subject to the federal alternative minimum tax.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG EQUITY FUND

As unlikely as it may seem--particularly as it does to those of us who must be numbered among the "old hands"--we have, again, the pleasure of reporting, now, a fourth consecutive year of exceptional investment results for the DG Equity Fund. This latest fund fiscal year, ended February 28, 1998, saw our fund generate a total return based on net asset value of 39.74%.* This return bested--by some 4.7%--even the return posted by our heretofore seemingly unbeatable "bogey," the Standard & Poor's 500 Index ("S&P 500")**. When proper considerations are given to the return implications inherent in our fund's important goal of providing investors an even higher quality portfolio of equities than those comprising the venerable S&P 500, and the additional performance-dampening drags resulting from our modest but necessary operating cash position and from our investment management fees and expenses, we believe most would agree, fiscal 1997 was indeed special. To provide additional comparative perspective, as has been our custom, we note that our peers in the Growth Investment Objective category, as included in the broad-style Lipper Growth Fund Index, generated a not-at-all shabby 32.16% for the period. As was the case in reporting our own fund's returns, our Growth (mutual) Fund contemporaries' returns were also reduced by their cash position as well as by their management fees and by their other various expenses.

At this juncture, we'll take a break in our "crowing" and offer an intentionally brief but obligatory overview of our near-term outlook--however unimportant the time frame for the long-term equity investor. In our view, the levels and directions of change in the ten-year (and longer) bond rates will influence and largely set the overall tone for our long duration growth stock portfolio. As additional unsettling effects of the Asian and Japanese economic problems work their way through our economy--short-term at least--the important longer-term interest rate influences are likely to continue to remain favorable. Conversely, however, corporate earnings over the next quarter or two are also likely to reflect the aforementioned foreign economic problems and the earnings-per-share comparisons for our large multi-national companies are almost certain to suffer. Therefore, we are probably faced with a kind-of "mixed bag" at least through mid-year or so in our equity markets. With earnings per share growth rate expectations contracting, on the one hand, and equity market price to earnings multiples, on the other hand, expanding--reflecting the currently low and possibly, later, even lower interest rate expectations--stock prices seem likely to advance, if at all, at an irregularly muted pace.

 * Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return for the period based on offering price was 34.89%.

** The S&P 500 is an unmanaged composite index of common stocks in industrial, transportation, and financial and public utility companies. Lipper Growth Fund Index is an unmanaged index and represents an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service. Investments cannot be made in an index.

--------------------------------------------------------------------------------

Now, for the equity investor's investment horizon, none of our management views have changed regarding the long-term appeal of those economic sectors we have long held as those offering the greatest investment potential for the future. For the long run, we still believe that the true growth stock investor will find the greatest opportunities in the classic growth segments of our economy. For us, those areas of greatest investment interest are the Technology, Consumer Non-Durable, Health Care, Business Equipment and Services, Retail, and the Capital Goods economic sectors. The bulk of the fund's portfolio will continue to be diversified within the various industries comprising these broad economic sectors unless ongoing major and largely unpredictable secular realignments occur in the economy. This relatively narrow strategic sector focus may preclude the fund from investing in numerous potentially rewarding opportunities, but our goal is to afford the fund the benefits associated with a commitment to time-tested and proven growth enterprises, while minimizing the dangers associated with the "fad"-like influences present in today's contemporary investment arena. However, as one might imagine, this same relatively narrow strategic sector focus also lessens the occasionally significant benefits derived from a less selective broad-market or market-neutral diversification approach to investing.

We believe that by virtue of the consistent application of our long-term focus and of our process of winnowing-down our universe to those issues we opine to be our "very best" investment choices, we can provide a most appropriate equity portfolio for a future of continued uncertainty. As always, rising interest rates, or the portent of much higher rates of inflation will continue to adversely impact our however-well chosen portfolio of growth stocks. The fund's portfolio is most certainly not immune to shocks. But, we believe the portfolio's very high quality focus, substantial company size, and typical economic sector emphasis will assure its resilience during periods of extended market distress and provide the spring-board for its success in the long run.

DG EQUITY FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG Equity Fund (the "Fund") from August 1, 1992 (start of performance) to February 28, 1998, compared to the Standard & Poor's 500 Index ("S&P 500").+

(Graphic representation A1 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Represents a hypothetical investment of $10,000 in the Fund after deducting the current maximum sales charge of 3.50% (effective 5/1/95) ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

*** Total return quoted reflects all applicable current maximum sales charges.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG INTERNATIONAL EQUITY FUND

The DG International Equity Fund kept pace with the rapidly rising Morgan Stanley Capital Europe, Australia, Far East Index ("EAFE")* as international equities raced to record levels during the first quarter of 1998. EAFE jumped nearly 15% in the first three months of the year led by a 20% appreciation in European bonuses. Investor hopes that the new year would mark the reverse of Japan's woes faded as the market retraced much of its January gains by the end of the quarter.

The confluence of continued positive corporate change and signs of reinvigorated local economics drove strong European equity performance. European themes of restructuring, shareholder focus, and consolidation in the face of global competition and the impending Economic and Monetary Union ("EMU") are beginning to sound repetitive. However, they remain the underpinning of European stock performance and are likely to remain for some time. Recall that US companies began the same process years before their European counterparts, and continue to reap the benefits. General Electric has been at the forefront of US change and Fiat's (auto) appointment of GE's Vice-Chairman Paolo Fresco as its new Chairman illustrates European corporate desire to implement change. BTR (engineering) continued its aggressive restructuring by selling 4 significant disparate businesses. Alcatel Alsthom will intensify its telecom equipment focus by selling most of its engineering and systems activities to its GEC-Alsthom joint venture before publicly floating the entity in June. Companies also continue to unwind financial stakes in unrelated companies to free assets to fund core businesses or return to shareholders. UPM-Kymmene (paper) sold its stakes in Merita (banking), Sampo (insurance), and Aamuletti (media) and announced a share buy back plan; while British Aerospace sold its 16% stake in Orange (cellular) to build a cash hoard for a potential acquisition in the deregulating and consolidating defense industry. Others have moved to take advantage of telecommunication deregulation as European governments have privatized telecommunication companies and opened the sector to competition. In Germany, Mannesmann and Viag have shifted from industrial and utility businesses to compete with the former monopoly Deutsche Telekom. Mannesmann also moved outside of Germany by taking a stake in Olivetti's cellular business. Telefonica (Spain) and Telecom Italia (Italy) are also spreading their previously shackled wings.

As a growing corporate renaissance has fueled equity performance in Europe, Japanese equities are mired in apathetic malaise. Japanese stocks leapt on the government's proclamation that it would use public pension money to ramp up the Nikkei 225 Index** and introduce a fiscal stimulus package to jump-start the economy. As nebulous proposals flowed from government officials, investors' hopes of decisive action faded. Banks were hardest hit as financial sector concerns were left unresolved despite

* EAFE Index is a standard, unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International. EAFE returns are in U.S. dollars. Investments can not be made in an index.

** The Nikkei 225 Index is calculated, published and disseminated by Nihon Keizai Shimbum, Inc. and measures the composite price performance of selected Japanese stocks. The Index is currently based on 225 highly capitalized stocks trading on the Tokyo Stock Exchange (TSE) representing a broad cross-section of Japanese industries. All 225 stocks are listed in the First Section of the TSE. This Index is unmanaged. Investments can not be made in an index.

--------------------------------------------------------------------------------

the impending "Big Bank" market reforms that began with foreign exchange deregulation on April 1st. Although the current situation seems dire, indications of change exist. Despite economic difficulties, the government is pushing ahead with deregulation. In addition to currency deregulation, the government is eliminating its minimum level holding requirement of Japanese bonds in pension funds. Nempuku, Japan's largest public pension fund, recently allocated $4 billion to foreign asset managers. The corporate world is also slowly showing signs of change. Matsushita Electric announced a package of management initiatives including share buybacks, stock options for executive and board members, incentive pay based on share price performance for management, and the creation of an outside advisory board to improve corporate governance.

As corporate change drives stock performance on a global basis, indentifying and investing in companies that are proactively remaking themselves to generate higher returns will be paramount. The pace of change is likely to continue in Europe as the European Commission put 11 countries on track for the EMU commencing January 1, 1999. Current difficulties in Japan may deter some investors, but hopefully may force more companies and the government to finally take the stiff medicine necessary to address fundamental problems. Change provides exciting opportunity for companies to unleash value.

Emerging markets (10% of portfolio) began to recover from oversold levels caused by Asia's financial crisis. In Brazil, BRAHMA (brewer) and TELEBRAS posted positive returns. In Greece, Hellenic Telecom contributed to portfolio performance as did Asia's Pulp and Paper in Indonesia. PANAMCO (Coke bottler) in Mexico and SAMSUNG (electronics) in South Korea also rebounded with significant gains.

DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG INTERNATIONAL EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG International Equity Fund (the "Fund") from August 18, 1997 (start of performance) to February 28, 1998, compared to the Morgan Stanley Capital Europe, Australia, Far East Index (EAFE).*

(Graphic representation A2 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The EAFE is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. Actual investments may not be made in an index.

** Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG OPPORTUNITY FUND

DG Opportunity Fund was established in July 1994, to provide investors with diversified portfolio of mostly smaller-capitalized companies with at least 65% of the fund's total assets invested in equity securities of companies that have a market value capitalization of less than $1 billion. The objective of the fund is to provide capital appreciation. The majority of the small-cap universe is less widely followed by institutional investors, which creates the opportunity to add value to the fund's portfolio through research. Companies are identified and a fundamental/technical analysis is performed to discern both potential growth and risk. Company activities are monitored through analyst's research reports and company conferences. Technical analysis is incorporated to derive company specific patterns of price movement and to complete the evaluation process. The holdings of the fund are more speculative than stocks from more mature firms and lend characteristics which include below-market dividend yields, above-market betas, high residual risk relative to broad market indexes, higher price ratios, and greater variability in the earnings number. These factors produce the potential for market appreciation which exceeds that of larger-capitalization stocks in return for greater volatility.

For the 12-month period ended February 28, 1998, the fund's holdings were concentrated in domestic energy and oil field services. Technology, retail, and restaurant sectors were well represented. The portfolio fluctuated between 50 and 70 issues with an above average portfolio turnover rate. The net asset base increased from $80.5 million as of February 28, 1997, to $122.9 million as of February 28, 1998. Total return based on net asset value for the twelve-month period ended February 28, 1998 was 37.81%.*

* Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return based on offering price for the period was 32.99%. The quoted performance data includes the performance of the collective trust fund for the period before the date on which the fund commenced operations (August 1, 1994), as adjusted to reflect the fund's then anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

DG OPPORTUNITY FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG OPPORTUNITY FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG Opportunity Fund (the "Fund") from January 1, 1982+ (start of performance) to February 28, 1998, compared to the Russell 2000 Index.++

(Graphic representation A3 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

** Represents a hypothetical investment of $10,000 in the Fund after deducting the current maximum sales charge of 3.50% (effective 5/1/95) ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

*** Total return quoted reflects all applicable current maximum sales charges.

 + The Fund is the successor to the portfolio of a collective trust fund ("CTF") formerly managed by the Adviser. On August 1, 1994, (the date of the Fund's commencement of operations), the assets of the CTF were transferred to the Fund in exchange for Fund shares. The quoted performance data includes the performance of the CTF for periods before the Fund's registration statement became effective. The CTF was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by the Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.

++ The Russell 2000 Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG LIMITED TERM GOVERNMENT INCOME FUND

Interest rates declined for the twelve-month period ended February 28, 1998. Although reports showed an economy that continued to expand, the typical inflationary pressures that accompany an expansion did not surface. Investors believed that the Federal Reserve Board (the "Fed") was still vigilant in watching for economic growth occurring at too rapid a rate. The market has been anticipating rate increases by the Fed to head off an expanding economy. But seeing no Fed Action since February 1997, yields on 3-, 5-, and 10-year Treasuries decreased by 63, 73, and 85 basis points, respectively.

For the twelve-month period ended February 28, 1998, the fund's total return was 6.16%*, based on net asset value, compared to Merrill Lynch 1-3 Year Treasury Index** total return of 7.04%. The fund's duration of 1.61 years and average maturity of 1.8 years were maintained during the reporting period. U. S. Treasury securities continue to hold a majority position in the fund. U. S. agency securities are being utilized more as spreads to Treasuries have widened, helping to provide a more adequate return for the additional risk. Corporate issues will also be utilized, as yield spreads should be sustained with good corporate earnings.

 * Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return based on offering price for the period was 4.02%.

** Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------

A special meeting of DG Limited Term Government Income Fund's shareholders was held on January 12, 1998. On November 17, 1997, the record date for shareholders voting at the meeting, there were 8,131,725 shares of the fund outstanding and entitled to vote. The following item was considered by shareholders and the results were as follows:

AGENDA ITEM: Approval or disapproval of a change to the investment objective of DG Limited Term Government Income Fund.

   FOR             AGAINST        ABSTAINED
---------          -------        ---------
6,027,142             0           12,301

DG LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG LIMITED TERM GOVERNMENT INCOME FUND

The graph below illustrates the hypothetical investment of $10,000 in DG Limited Term Government Income Fund (the "Fund") from August 1, 1992 (start of performance) to February 28, 1998, compared to the Merrill Lynch 1-3 Year Treasury Index ("ML1-3").+

 (Graphic representation A4 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges.

 + The ML1-3 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG GOVERNMENT INCOME FUND

Interest rates declined for the twelve-month period ended February 28, 1998. Although reports showed an economy that continued to expand, the typical inflationary pressures that accompany an expansion did not surface. Investors believed that the Federal Reserve Board (the "Fed") was still vigilant in watching for economic growth occurring at too rapid a rate. The market has been anticipating rate increases by the Fed to head off an expanding economy. But seeing no Fed Action since February 1997, yields on 3-, 5-, and 10-year Treasuries decreased by 63, 73, and 85 basis points, respectively.

For the twelve-month period ended February 28, 1998, the fund's total return was 9.90%*, based on net asset value, compared to the Lehman Brothers Government/Corporate Bond Index ("LBGCBI")** total return of 10.71%. The fund's duration of 4.62 years and average maturity of 7.8 years continues to be shorter than that of the LBGCBI. U. S. agency securities are being utilized more, as spreads to Treasuries have widened helping to provide a more adequate return for the additional risk. Corporate issues will also be utilized, as yield spreads should be sustained with good corporate earnings. The fund's net assets increased from $249.6 million on February 28, 1997 to 270.4 million on February 28, 1998.

 * Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return based on offering price for the period was 7.67%.

** The LBGCBI is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. This index is unmanaged. Investments cannot be made in an index.

DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG GOVERNMENT INCOME FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG Government Income Fund (the "Fund") from August 1, 1992 (start of performance) to February 28, 1998, compared to the Lehman Brothers Government/ Corporate Total Index ("LBGCT").+

(Graphic representation A5 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges.

 + The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG MUNICIPAL INCOME FUND

DG Municipal Income Fund was established in December 1992 to provide investors with the ability to invest in a diversified portfolio of quality municipal issues. The investment objective of the fund is to provide dividend income that is exempt from federal regular income tax.*

Massive supply in the municipal market in the latter part of the fund's fiscal year acted to keep yields at attractive levels relative to their treasury counterparts. While the twelve-month period ended February 28, 1998 produced strong returns, the municipal market did not experience the rally to the extent of other fixed income securities. The fund's investment adviser continued to focus on higher quality municipal issues consisting primarily of general obligations of states, counties, and cities. The fund's investment adviser intends to focus on lengthening the average maturity of 6.08 years in the first quarter of the upcoming fiscal year.

The fund's total return (income plus capital appreciation) for the twelve-month period ended February 28, 1998, was 7.70%**, based on net asset value. As of February 28, 1998, the 30-day SEC yield was 3.59%, based on net asset value (3.52% taking into account the sales charge).

The fund's 30-day distribution rate as of February 28, 1998, was 4.17% for shares, based on net asset value (4.09% taking into account the sales charge)***. The fund's net assets increased from $46.9 million on February 28, 1997 to $48.6 million on February 28, 1998.

  * Income may be subject to the federal alternative minimum tax and state and local taxes.

 ** Performance quoted represents past performance and is not indicative of future returns. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return based on offering price for the period was 5.50%.

*** Distribution rate reflects actual distribution made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN
DG MUNICIPAL INCOME FUND

The graph below illustrates the hypothetical investment of $10,000 in the DG Municipal Income Fund (the "Fund") from December 21, 1992 (start of performance) to February 28, 1998, compared to the Lehman Brothers Municipal Bond Index ("LBMBI").+

(Graphic representation A6 omitted. See Appendix.)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges.

 + The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

DG EQUITY FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  SHARES                                           VALUE
------------------------------------------------------------
              COMMON STOCKS--95.3%
              BUSINESS EQUIPMENT & SERVICES--7.8%
    280,000       Automatic Data Processing,
                  Inc.                          $ 17,097,500
    100,000       Cognizant Corp.                  4,993,750
    133,600       Donnelley (R.R.) & Sons Co.      5,293,900
     74,600       Dun & Bradstreet Corp.           2,499,100
    150,000       Electronic Data Systems
                  Corp.                            6,571,875
    415,400       Pitney Bowes, Inc.              19,471,875
                                                ------------
                  Total                           55,928,000
                                                ------------
              CAPITAL GOODS--9.0%
    520,000       Dover Corp.                     20,085,000
    311,000       General Electric Co.            24,180,250
    127,500       PPG Industries, Inc.             8,263,594
    240,000       Tyco International, Ltd.        12,180,000
                                                ------------
                  Total                           64,708,844
                                                ------------
              CONSUMER NON-DURABLES--18.7%
     75,000       BestFoods                        7,903,125
    280,000       Coca-Cola Co.                   19,232,500
     60,000       Eastman Kodak Co.                3,937,500
    130,000       Gillette Co.                    14,023,750
    129,450       Heinz (H.J.) Co.                 7,289,653
    250,000       International Flavors &
                  Fragrances, Inc.                11,500,000
     60,000       Nike, Inc., Class B              2,632,500
    411,200       PepsiCo, Inc.                   15,034,500
    309,000       Philip Morris Cos., Inc.        13,422,188
    230,000       Procter & Gamble Co.            19,535,625
    209,800       Sara Lee Corp.                  11,853,700
    160,000       Sysco Corp.                      7,530,000
                                                ------------
                  Total                          133,895,041
                                                ------------
              CONSUMER SERVICES--3.2%
    204,500       Disney (Walt) Co.               22,891,219
                                                ------------
              HEALTHCARE--21.5%
    187,300       Abbott Laboratories             14,012,381
    110,000       American Home Products Corp.    10,312,500
    100,000       Bristol-Myers Squibb Co.        10,018,750
    100,000       Hillenbrand Industries, Inc.     5,618,750
    250,000       Johnson & Johnson               18,875,000
    320,000       Medtronic, Inc.                 17,000,000
    166,000       Merck & Co., Inc.               21,175,375
    280,000       Pfizer, Inc.                    24,780,000
    340,000       Schering Plough Corp.           25,861,250
    100,000       United Healthcare Corp.          6,068,750
                                                ------------
                  Total                          153,722,756
                                                ------------
 SHARES OR
 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              COMMON STOCKS (continued)
              RAW MATERIALS--1.5%
     60,000       Avery Dennison Corp.         $  3,030,000
     90,000       Lubrizol Corp.                  3,470,625
    120,000       Morton International, Inc.      3,967,500
                                               ------------
                  Total                          10,468,125
                                               ------------
              RETAIL--11.4%
    200,000       Albertsons, Inc.                9,362,500
     75,000       Gap (The), Inc.                 3,351,562
    225,000       Home Depot, Inc.               14,357,812
    320,000       McDonald's Corp.               17,520,000
     41,120       (b) Tricon Global
                  Restaurants, Inc.               1,166,780
    240,000       Wal-Mart Stores, Inc.          11,115,000
    680,000       Walgreen Co.                   24,947,500
                                               ------------
                  Total                          81,821,154
                                               ------------
              TECHNOLOGY--20.8%
    150,000       AMP, Inc.                       6,628,125
    220,000       (b) Applied Materials, Inc.     8,098,750
    177,200       Boeing Co.                      9,613,100
    700,000       Compaq Computer Corp.          22,443,750
    130,000       (b) Digital Equipment Corp.     7,401,875
    277,200       Hewlett-Packard Co.            18,572,400
    200,000       Intel Corp.                    17,937,500
    200,000       International Business
                  Machines Corp.                 20,887,500
     60,000       Lucent Technologies, Inc.       6,502,500
    200,000       (b) Microsoft Corp.            16,950,000
    100,000       Motorola, Inc.                  5,575,000
    150,000       (b) Oracle Corp.                3,693,750
    100,000       (b) Sun Microsystems, Inc.      4,762,500
                                               ------------
                  Total                         149,066,750
                                               ------------
              UTILITIES--1.4%
    103,800       AT&T Corp.                      6,318,825
     30,000       Central & SouthWest Corp.         804,375
     40,000       SBC Communications, Inc.        3,025,000
                                               ------------
                  Total                          10,148,200
                                               ------------
              TOTAL COMMON STOCKS
              (identified cost $317,394,839)    682,650,089
                                               ------------
              (A) REPURCHASE AGREEMENT--4.5%
$32,275,400       Cantor Fitzgerald
                  Securities, 5.58%, dated
                  2/27/1998, due 3/2/1998 (at
                  amortized cost)                32,275,400
                                               ------------
              TOTAL INVESTMENTS
              (identified cost $349,670,239)   $714,925,489
                                               ============

(See Notes to Portfolios of Investments)

DG INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS--90.7%
             ARGENTINA--1.2%
             ENERGY SOURCES--1.2%
     9,800       YPF Sociedad Anonima, ADR      $   309,925
                                                -----------
             AUSTRALIA--0.7%
             BANKING--0.7%
    28,600       Westpac Banking Corp. Ltd.,
                 Sydney                             197,646
                                                -----------
             BRAZIL--1.3%
             TELECOMMUNICATIONS--1.3%
     2,740       Telecomunicacoes Brasileiras
                 SA, ADR                            335,479
                                                -----------
             DENMARK--0.9%
             BANKING--0.9%
     3,250       Unidanmark, Class A                235,984
                                                -----------
             FINLAND--0.9%
             BANKING--0.5%
    24,400       Merita Ltd, Class A                142,702
                                                -----------
             FOREST PRODUCTS & PAPER--0.4%
     3,900       UPM--Kymmene OY                    101,294
                                                -----------
             TOTAL FINLAND                          243,996
                                                -----------
             FRANCE--12.5%
             AUTOMOBILE--0.4%
     1,900       Michelin, Class B                  119,189
                                                -----------
             BANKING--1.1%
     5,000       Banque Nationale de Paris          302,557
                                                -----------
             CHEMICALS--1.9%
    10,700       Rhone-Poulenc, Class A             493,697
                                                -----------
             COMMERCIAL SERVICES--1.9%
     3,000       Compagnie Generale des Eaux        472,581
                                                -----------
             ELECTRICAL & ELECTRONICS--1.4%
     2,880       Alcatel Alsthom                    375,065
                                                -----------
             ENERGY SOURCES--2.1%
     4,780       Elf Aquitaine SA                   544,691
                                                -----------
             INSURANCE--1.6%
     4,500       AXA                                435,830
                                                -----------
             MISCELLANEOUS MATERIALS &   COMMODITIES--1.3%
     2,400       Compagnie de St. Gobain            336,627
                                                -----------
             MULTI-INDUSTRY--0.8%
     1,700       Lyonnaise des Eaux SA              224,468
                                                -----------
             TOTAL FRANCE                         3,304,705
                                                -----------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             GERMANY--9.1%
             AUTOMOBILE--1.4%
     4,500       Daimler Benz AG                $   368,643
                                                -----------
             BANKING--1.6%
     2,700       Deutsche Bank, AG                  185,537
     5,100       Dresdner Bank AG, Frankfurt        231,390
                                                -----------
                 Total                              416,927
                                                -----------
             CHEMICALS--1.4%
     9,400       Hoechst AG                         364,299
                                                -----------
             FOOD & HOUSEHOLD PRODUCTS--0.7%
     4,200       (b)Metro AG                        191,020
                                                -----------
             MACHINERY & ENGINEERING--2.2%
       550       Mannesmann SA                      330,494
     1,190       Thyssen AG                         262,083
                                                -----------
                 Total                              592,577
                                                -----------
             UTILITIES--ELECTRICAL & GAS--1.8%
       870       Viag AG                            470,983
                                                -----------
             TOTAL GERMANY                        2,404,449
                                                -----------
             GREECE--1.1%
             TELECOMMUNICATIONS--1.1%
    15,000       Hellenic Telecommunications
                 Organization                       297,422
                                                -----------
             HONG KONG--2.1%
             BANKING--1.1%
    10,400       HSBC Holdings PLC                  300,885
                                                -----------
             DIVERSIFIED OPERATIONS--0.5%
    59,000       Wharf Holdings Ltd.                123,067
                                                -----------
             MULTI-INDUSTRY--0.5%
    20,500       Swire Pacific Ltd., Class A        123,384
                                                -----------
             TOTAL HONG KONG                        547,336
                                                -----------
             ITALY--4.6%
             AUTOMOBILE--0.9%
    64,200       Fiat SPA                           225,918
                                                -----------
             BANKING--1.3%
    88,000       Credito Italiano                   338,225
                                                -----------
             ENERGY SOURCES--0.8%
    35,700       Eni SPA                            208,714
                                                -----------
             TELECOMMUNICATIONS--1.6%
    89,400       Telecom Italia SpA                 434,384
                                                -----------
             TOTAL ITALY                          1,207,241
                                                -----------

(See Notes to Portfolios of Investments)

DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             JAPAN--14.9%
             APPLIANCES & HOUSEHOLD
             DURABLES--1.3%
    24,000       Matsushita Electric
                 Industrial Co.                 $   350,198
                                                -----------
             AUTOMOBILE--1.0%
     8,000       Honda Motor Co. Ltd.               277,240
                                                -----------
             BANKING--1.3%
    49,000       Sumitomo Trust & Banking           349,722
                                                -----------
             BUILDING MATERIALS &
             COMPONENTS--0.7%
    28,000       Sekisui Chemical Co.               178,303
                                                -----------
             ELECTRICAL & ELECTRONICS--1.9%
     9,000       Omron Corp.                        145,599
     4,200       Sony Corp.                         379,699
                                                -----------
                 Total                              525,298
                                                -----------
             FINANCIAL SERVICES--2.6%
     5,600       Orix Corp                          408,565
     4,940       Promise Co. Ltd.                   276,577
                                                -----------
                 Total                              685,142
                                                -----------
             INSURANCE--0.1%
     3,000       Mitsui Marine & Fire
                 Insurance Co.                       16,749
                                                -----------
             MERCHANDISING--1.4%
     6,000       Ito-Yokado Co., Ltd.               328,311
       180       Ito-Yokado Co., Ltd., ADR           39,060
                                                -----------
                 Total                              367,371
                                                -----------
             OFFICE EQUIPMENT--0.9%
    23,000       Ricoh Co. Ltd.                     246,233
                                                -----------
             RECREATION, OTHER CONSUMER
             GOODS--1.2%
     3,400       Nintendo Corp. Ltd.                312,768
                                                -----------
             TELECOMMUNICATIONS--1.4%
        39       Nippon Telegraph & Telephone
                 Corp.                              358,763
                                                -----------
             TOBACCO--1.1%
        39       (d)Japan Tobacco, Inc.             287,320
                                                -----------
             TOTAL JAPAN                          3,955,107
                                                -----------
             KOREA--1.2%
             APPLIANCES & HOUSEHOLD
             DURABLES--1.2%
    10,000       (b)(d)Samsung Electronics
                 Co., GDR                           326,000
                                                -----------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             MALAYSIA--0.2%
             LEISURE & TOURISM--0.2%
    15,000       Genting Berhad                 $    49,526
                                                -----------
             MEXICO--2.1%
             BANKING--0.9%
   100,000       Grupo Financiero Banamex
                 Accivel, Class B                   251,524
                                                -----------
             BEVERAGE & TOBACCO--1.2%
     8,500       Pan American Beverage, Class
                 A                                  309,719
                                                -----------
             TOTAL MEXICO                           561,243
                                                -----------
             NETHERLANDS--3.4%
             APPLIANCES & HOUSEHOLD
             DURABLES--1.2%
     4,100       Philips Electronics N.V.           318,863
                                                -----------
             BEVERAGE & TOBACCO--0.9%
     1,300       Heineken NV                        241,503
                                                -----------
             ENERGY SOURCES--0.4%
     2,100       Royal Dutch Petroleum Co.,
                 ADR                                114,056
                                                -----------
             TELECOMMUNICATIONS--0.9%
     4,900       Koninklijke PTT Nederland NV       246,863
                                                -----------
             TOTAL NETHERLANDS                      921,285
                                                -----------
             PHILIPPINES--0.8%
             BANKING--0.8%
   100,000       (b)Philippine National Bank        204,903
                                                -----------
             SINGAPORE--1.5%
             BANKING--0.3%
    17,000       United Overseas Bank Ltd.           92,317
                                                -----------
             PAPER PRODUCTS--1.2%
    26,000       Asia Pulp & Paper Co. Ltd.,
                 ADR                                310,375
                                                -----------
             TOTAL SINGAPORE                        402,692
                                                -----------
             SOUTH AFRICA--1.2%
             BUILDING MATERIALS &
             COMPONENTS--1.2%
    33,159       Barlow Ltd.                        310,014
                                                -----------
             SPAIN--2.6%
             BANKING--1.3%
     4,600       Argentaria SA                      342,891
                                                -----------
             TELECOMMUNICATIONS--1.3%
    10,400       Telefonica de Espana               357,851
                                                -----------
             TOTAL SPAIN                            700,742
                                                -----------

(See Notes to Portfolios of Investments)

DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             SWEDEN--3.7%
             APPLIANCES & HOUSEHOLD
             DURABLES--0.9%
     3,300       Electrolux AB, Class B         $   251,672
                                                -----------
             BANKING--1.9%
    22,200       (b)Nordbanken Holding AB           140,164
     8,100       Svenska Handelsbanken,
                 Stockholm                          346,846
                                                -----------
                 Total                              487,010
                                                -----------
             HEALTH & PERSONAL CARE--0.9%
    12,600       Astra AB, Class B                  246,534
                                                -----------
             TOTAL SWEDEN                           985,216
                                                -----------
             SWITZERLAND--7.5%
             BANKING--1.2%
     1,760       Credit Suisse Group                318,036
                                                -----------
             BUILDING MATERIALS &
             COMPONENTS--0.9%
       245       Holderbank Financiere Glaris
                 AG, Class B                        238,902
                                                -----------
             BUSINESS & PUBLIC SERVICES--1.0%
       143       SGS Societe Generale de
                 Surveillance Holding SA            263,280
                                                -----------
             FOOD & HOUSEHOLD PRODUCTS--0.7%
       112       Nestle SA                          196,277
                                                -----------
             HEALTH & PERSONAL CARE--1.1%
       165       Novartis AG                        301,197
                                                -----------
             INSURANCE--1.9%
       900       Zurich
                 Versicherungsgesellschaft          490,965
                                                -----------
             RETAIL--0.7%
       305       Societe Suisse pour la
                 Microelectronique et
                 l'Horlogerie                       191,756
                                                -----------
             TOTAL SWITZERLAND                    2,000,413
                                                -----------
             UNITED KINGDOM--17.2%
             AEROSPACE & MILITARY
             TECHNOLOGY--2.0%
    16,400       British Aerospace                  515,523
                                                -----------
             AUTOMOBILE--1.4%
    97,700       (b)LucasVarity PLC                 376,648
                                                -----------
             BANKING--1.5%
    21,300       National Westminster Bank,
                 PLC, London                        393,379
                                                -----------

SHARES OR
PRINCIPAL
  AMOUNT                                           VALUE
-----------------------------------------------------------
             COMMON STOCKS (continued)
             UNITED KINGDOM (continued)
             BEVERAGES--1.2%
    31,968       Diageo PLC                     $   327,327
                                                -----------
             BROADCASTING & PUBLISHING--0.4%
    36,800       Mirror Group PLC                   103,068
                                                -----------
             CHEMICALS--0.9%
    13,100       Imperial Chemical Industries,
                 PLC                                239,239
                                                -----------
             ENERGY SOURCES--1.3%
    24,700       British Petroleum Co. PLC          341,010
                                                -----------
             FOOD & HOUSEHOLD PRODUCTS--3.0%
    25,600       Cadbury Schweppes PLC              325,810
    20,200       Prudential Corp. PLC               303,176
    19,000       Unilever PLC                       172,164
                                                -----------
                 Total                              801,150
                                                -----------
             LEISURE & TOURISM--0.9%
    15,800       Granada Group PLC                  247,030
                                                -----------
             MULTI-INDUSTRY--1.3%
   130,100       BTR PLC                            345,623
                                                -----------
             RECREATION, OTHER CONSUMER
             GOODS--0.7%
    21,400       EMI Group PLC                      182,629
                                                -----------
             TOBACCO--1.3%
    34,600       B.A.T. Industries PLC              345,441
                                                -----------
             UTILITIES--ELECTRICAL & GAS--1.3%
    34,200       National Power Co. PLC             354,689
                                                -----------
             TOTAL UNITED KINGDOM                 4,572,756
                                                -----------
             TOTAL COMMON STOCKS
             (identified cost $22,675,623)       24,074,080
                                                -----------
             PREFERRED STOCKS--1.1%
             BRAZIL--1.1%
             BEVERAGE & TOBACCO--1.1%
   389,000       Cia Cervejaria Brahma,
                 Preference (identified cost
                 $268,422)                          292,568
                                                -----------
             (A) REPURCHASE AGREEMENT--7.2%
$1,919,000       State Street Bank and Trust
                 Co., 5.56%, dated 2/27/1998,
                 due 3/2/1998 (at amortized
                 cost)                            1,919,000
                                                -----------
             TOTAL INVESTMENTS (identified
             cost $24,863,045)                  $26,285,648
                                                ===========

(See Notes to Portfolios of Investments)

DG OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  SHARES                                           VALUE
------------------------------------------------------------
              COMMON STOCKS--90.5%
              BUSINESS EQUIPMENT & SERVICES--5.5%
    250,000       (b) Comforce Corp.            $  2,140,625
    122,000       (b) Dycom Industries, Inc.       3,111,000
    295,000       (b) Employee Solutions, Inc.     1,548,750
                                                ------------
                  Total                            6,800,375
                                                ------------
              CAPITAL GOODS--6.3%
    100,000       (b) Denali, Inc.                 1,562,500
     64,700       (b) Halter Marine Group,
                  Inc.                             1,269,738
    152,000       (b) ITEQ, Inc.                   1,805,000
    129,700       (b) Terex Corp.                  3,096,588
                                                ------------
                  Total                            7,733,826
                                                ------------
              CAPITAL GOODS/ELECTRONICS--2.0%
     55,550       Kuhlman Corp.                    2,451,144
                                                ------------
              COMPUTERS-PERIPHERALS &
              SOFTWARE--1.0%
     30,700       (b) Insight Enterprises,
                  Inc.                             1,220,325
                                                ------------
              CONSUMER DURABLES--2.0%
     93,000       (b) Speedway Motorsports,
                  Inc.                             2,499,375
                                                ------------
              CONSUMER NON-DURABLES--1.4%
    160,000       (b) Hollywood Entertainment
                  Corp.                            1,760,000
                                                ------------
              CONSUMER SERVICES--3.6%
    115,000       (b) Mobile Telecommunication
                  Technologies Corp.               2,587,500
     78,000       (b) SCP Pool Corp.               1,784,250
                                                ------------
                  Total                            4,371,750
                                                ------------
              ENERGY/OIL-DOMESTIC--1.6%
     56,000       (b) Nuevo Energy Co.             2,009,000
                                                ------------
              ENERGY/OIL FIELD SERVICES--6.5%
     67,000       (b) Friede Goldman
                  International, Inc.              2,035,125
     70,000       (b) Gulf Island Fabrication,
                  Inc.                             1,478,750
     63,300       (b) J. Ray McDermott, S.A.       2,690,250
     17,900       (b) Oceaneering
                  International, Inc.                296,469
    166,000       (b) Superior Energy
                  Services, Inc.                   1,473,250
                                                ------------
                  Total                            7,973,844
                                                ------------

  SHARES                                           VALUE
------------------------------------------------------------
              COMMON STOCKS (continued)
              ENERGY/OIL SERVICES--3.7%
     72,500       (b) Bellwether Exploration
                  Co.                           $    661,562
    200,000       (b) EEX Corp.                    1,712,500
     45,500       Snyder Oil Corp.                   847,438
     97,000       (b) TransCoastal Marine
                  Services, Inc.                   1,297,375
                                                ------------
                  Total                            4,518,875
                                                ------------
              FINANCIAL SERVICES--5.8%
     50,430       AmerUs Life Holdings, Inc.,
                  Class A                          1,645,279
    107,200       (b) IMC Mortgage Co.             1,259,600
     63,000       T. Rowe Price Associates         4,181,625
                                                ------------
                  Total                            7,086,504
                                                ------------
              FOOD & RELATED--0.3%
     30,400       Sanderson Farms, Inc.              330,600
                                                ------------
              HEALTHCARE--9.9%
     34,000       (b) Arterial Vascular
                  Engineering, Inc.                2,783,750
    100,000       (b) Cyberonics, Inc.             2,412,500
     86,000       (b) Imnet Systems Inc.           1,800,625
    122,000       (b) Neotherapeutics, Inc.        1,159,000
    150,000       (b) ProMedCo Management Co.      1,893,750
     63,000       (b) Res-Care, Inc.               2,110,500
                                                ------------
                  Total                           12,160,125
                                                ------------
              LEISURE--2.0%
    110,000       (b) Fairfield Communities,
                  Inc.                             2,461,250
                                                ------------
              RESTAURANTS--9.7%
    120,000       Apple South, Inc.                1,635,000
     60,000       (b) Casa Ole Restaurants,
                  Inc.                               255,000
    170,000       (b) Foodmaker, Inc.              3,091,875
     98,000       (b) Outback Steakhouse, Inc.     3,503,500
     90,000       (b) ShowBiz Pizza Time, Inc.     2,610,000
     29,000       (b) Sonic Corp.                    848,250
                                                ------------
                  Total                           11,943,625
                                                ------------
              RETAIL/CONSUMER--1.7%
     58,000       (b) I.C. Isaacs & Co., Inc.        648,875
    139,000       (b) Ugly Duckling Corp.          1,390,000
                                                ------------
                  Total                            2,038,875
                                                ------------

(See Notes to Portfolios of Investments)

DG OPPORTUNITY FUND
--------------------------------------------------------------------------------


  SHARES                                           VALUE
------------------------------------------------------------
              COMMON STOCKS (continued)
              TECHNOLOGY/COMMUNICATION--4.9%
    135,000       (b) Cerprobe Corp.            $  2,927,812
     97,500       (b) Cree Research, Inc.          1,584,375
     53,000       (b) Semtech Corp.                1,523,750
                                                ------------
                  Total                            6,035,937
                                                ------------
              TECHNOLOGY/COMPUTERS--14.4%
     30,000       (b) ACT Networks, Inc.             296,250
    192,500       (b) Compucom System, Inc.        1,696,406
    230,000       (b) Datastream Systems, Inc.     4,341,250
     80,000       (b) Data Dimensions, Inc.        1,090,000
     96,000       (b) Datatec Systems, Inc.          432,000
    120,000       (b) Harbinger Corp.              3,960,000
    163,000       (b) Inso Corp.                   2,282,000
    100,000       (b) MetaCreations Corp.            853,125
    138,000       (b) Microage, Inc.               1,776,750
     87,500       (b) Micrografx, Inc.               984,375
                                                ------------
                  Total                           17,712,156
                                                ------------
              TECHNOLOGY/TELECOMMUNI-
              CATIONS--5.6%
     30,000       (b) Boston Communications
                  Group, Inc.                        266,250
     89,000       (b) Premiere Technologies,
                  Inc.                             2,792,375
     70,000       (b) SmarTalk Teleservices,
                  Inc.                             2,353,750
     64,500       (b) World Access, Inc.           1,451,250
                                                ------------
                  Total                            6,863,625
                                                ------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              COMMON STOCKS (continued)
              TRANSPORTATION--2.6%
     25,000       (b) AirTran Holdings, Inc.   $    145,312
     76,000       Hunt (J.B.) Transportation
                  Services, Inc.                  2,033,000
     38,000       (b)M.S. Carriers, Inc.          1,002,250
                                               ------------
                  Total                           3,180,562
                                               ------------
              TOTAL COMMON STOCKS
              (identified cost $93,085,284)     111,151,773
                                               ------------
              (A) REPURCHASE AGREEMENT--13.2%
$16,223,500       Cantor Fitzgerald
                  Securities, 5.58%, dated
                  2/27/1998, due 3/2/1998 (at
                  net asset value)               16,223,500
                                               ------------
              TOTAL INVESTMENTS
              (identified cost $109,308,784)   $127,375,273
                                               ============

(See Notes to Portfolios of Investments)

DG LIMITED TERM GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                           VALUE
-----------------------------------------------------------
             CORPORATE BONDS--13.2%
             CHEMICALS--1.7%
$1,000,000       Du Pont (E.I.) de Nemours &
                 Co., 6.500%, 9/1/2002          $ 1,020,660
                                                -----------
             HEALTHCARE--2.1%
 1,250,000       Upjohn Co., 5.875%, 4/15/2000    1,251,413
                                                -----------
             PHARMACEUTICALS--1.8%
 1,000,000       American Home Products Corp.,
                 7.700%, 2/15/2000                1,031,670
                                                -----------
             PRINTING & PUBLISHING--1.7%
 1,000,000       Gannett Co., Inc., 5.250%,
                 3/1/1998                         1,000,590
                                                -----------
             UTILITIES--5.9%
 1,500,000       Northern States Power Co.,
                 5.500%, 2/1/1999                 1,498,455
 1,000,000       Pacific Gas & Electric Co.,
                 5.375%, 8/1/1998                   999,800
 1,000,000       Southern California Edison
                 Co., 5.600%, 12/15/1998            999,820
                                                -----------
                 Total                            3,498,075
                                                -----------
             TOTAL CORPORATE BONDS
             (identified cost $7,625,682)         7,802,408
                                                -----------
             GOVERNMENT AGENCIES--18.6%
             FEDERAL FARM CREDIT BANK--6.8%
 2,000,000       5.480%, 5/1/1998                 2,000,640
 2,000,000       5.550%, 3/2/1998                 2,000,000
                                                -----------
                 Total                            4,000,640
                                                -----------
             FEDERAL HOME LOAN BANK--5.0%
 2,000,000       5.760%, 7/28/2000                1,993,620
 1,000,000       6.275%, 8/13/2001                1,003,980
                                                -----------
                 Total                            2,997,600
                                                -----------

PRINCIPAL
  AMOUNT                                           VALUE
-----------------------------------------------------------
             GOVERNMENT AGENCIES (continued)
             FEDERAL HOME LOAN MORTGAGE
             CORPORATION--5.1%
$2,000,000       6.130%, 5/19/2000              $ 2,003,200
 1,000,000       6.790%, 5/24/2001                1,011,080
                                                -----------
                 Total                            3,014,280
                                                -----------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION--1.7%
 1,000,000       6.050%, 10/20/2000               1,004,020
                                                -----------
             TOTAL GOVERNMENT AGENCIES
             (identified cost $10,992,344)       11,016,540
                                                -----------
             U.S. TREASURY NOTES--67.2%
 6,000,000       5.125%, 3/31/1998                6,000,420
 5,000,000       5.625%, 11/30/2000               5,008,550
 2,000,000       6.125%, 7/31/2000                2,025,280
 3,000,000       6.250%, 10/31/2001               3,063,690
 5,000,000       6.250%, 8/31/2000                5,079,450
 4,000,000       6.625%, 7/31/2001                4,127,480
 4,000,000       6.750%, 6/30/1999                4,062,320
 4,000,000       7.125%, 10/15/1998               4,039,880
 2,000,000       7.500%, 10/31/1999               2,060,420
 4,000,000       7.500%, 11/15/2001               4,250,920
                                                -----------
             TOTAL U.S. TREASURY NOTES
             (identified cost $39,229,453)       39,718,410
                                                -----------
(A) REPURCHASE AGREEMENT--1.1%
   649,700       Cantor Fitzgerald Securities,
                 5.580%, dated 2/27/1998, due
                 3/2/1998 (at amortized cost)       649,700
                                                -----------
             TOTAL INVESTMENTS
             (identified cost $58,497,179)      $59,187,058
                                                ===========

(See Notes to Portfolios of Investments)

DG GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              CORPORATE BONDS--6.4%
              BANKING--0.4%
$ 1,000,000       NationsBank Corp., 5.375%,
                  4/15/2000                    $    988,100
                                               ------------
              CONSUMER NON-DURABLES--0.7%
    889,000       Anheuser-Busch Cos., Inc.,
                  6.900%, 10/1/2002                 895,854
  1,000,000       Heinz (H.J.) Co., 6.750%,
                  10/15/1999                      1,014,530
                                               ------------
                  Total                           1,910,384
                                               ------------
              FINANCIAL SERVICES--1.5%
  2,000,000       Private Export Funding
                  Corp., 6.310%, 9/30/2004        2,047,242
  2,000,000       Private Export Funding
                  Corp., 6.490%, 7/15/2007        2,085,242
                                               ------------
                  Total                           4,132,484
                                               ------------
              HEALTHCARE--0.4%
  1,000,000       Upjohn Co., 5.875%,
                  4/15/2000                       1,001,130
                                               ------------
              PHARMACEUTICALS-HEALTHCARE--0.5%
  1,400,000       American Home Products
                  Corp., 7.700%, 2/15/2000        1,444,338
                                               ------------
              PRINTING & PUBLISHING--0.5%
  1,500,000       Gannett Co., Inc., 5.250%,
                  3/1/1998                        1,500,885
                                               ------------
              RAW MATERIALS--0.5%
    889,000       Du Pont (E.I.) de Nemours &
                  Co., 6.750%, 10/15/2002           916,408
    437,000       Du Pont (E.I.) de Nemours &
                  Co., 9.150%, 4/15/2000            464,837
                                               ------------
                  Total                           1,381,245
                                               ------------
              TECHNOLOGY SERVICES--0.2%
    437,000       Texas Instruments, Inc.,
                  9.250%, 6/15/2003                 496,161
                                               ------------
              UTILITIES--1.7%
  1,000,000       Alabama Power Co., 6.750%,
                  2/1/2003                        1,013,880
  1,500,000       Northern States Power Co.,
                  5.500%, 2/1/1999                1,498,455
  1,000,000       Pacific Gas & Electric Co.,
                  6.250%, 3/1/2004                1,009,760

(See Notes to Portfolios of Investments)

PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              CORPORATE BONDS (continued)
              UTILITIES (continued)
$ 1,000,000       Southern California Edison
                  Co., 5.625%, 10/1/2002       $    984,680
                                               ------------
                  Total                           4,506,775
                                               ------------
              TOTAL CORPORATE BONDS
              (identified cost $16,917,984)      17,361,502
                                               ------------
              GOVERNMENT AGENCIES--7.0%
              FEDERAL FARM CREDIT BANK--3.0%
  4,000,000       5.430%, 9/1/1998                4,000,520
  4,000,000       5.600%, 6/1/1998                3,999,068
                                               ------------
                  Total                           7,999,588
                                               ------------
              FEDERAL HOME LOAN BANK--2.5%
  2,000,000       5.760%, 7/28/2000               1,993,620
  3,000,000       5.790%, 2/18/2000               2,991,360
  2,000,000       6.275%, 8/13/2001               2,007,960
                                               ------------
                  Total                           6,992,940
                                               ------------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION--0.4%
  1,000,000       6.820%, 12/13/2006              1,014,440
                                               ------------
              STUDENT LOAN MARKETING
              ASSOCIATION--1.1%
  3,000,000       5.810%, 1/27/2000               2,994,390
                                               ------------
              TOTAL GOVERNMENT AGENCIES
              (identified cost $18,995,625)      19,001,358
                                               ------------
              U.S. TREASURY OBLIGATIONS--73.1%
              TREASURY BONDS--21.2%
 10,000,000       6.750%, 8/15/2026              11,044,700
 10,000,000       6.875%, 8/15/2025              11,186,000
  9,000,000       7.125%, 2/15/2023              10,305,720
  7,000,000       7.250%, 8/15/2022               8,113,980
  7,000,000       7.500%, 11/15/2016              8,190,420
  7,000,000       7.625%, 11/15/2022              8,455,090
                                               ------------
                  Total                          57,295,910
                                               ------------
              TREASURY NOTES--51.9%
  8,000,000       5.750%, 10/31/2000              8,037,600
 10,000,000       5.750%, 8/15/2003              10,062,100
 10,000,000       5.875%, 11/15/2005             10,120,000
  9,000,000       6.125%, 5/15/1998               9,014,670
 10,000,000       6.125%, 7/31/2000              10,126,400
  9,000,000       6.500%, 8/15/2005               9,448,920
 15,000,000       7.000%, 7/15/2006              16,276,950

DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              U.S. TREASURY OBLIGATIONS (continued)
              TREASURY NOTES (continued)
$ 9,000,000       7.125%, 10/15/1998           $  9,089,730
 10,000,000       7.500%, 10/31/1999             10,302,100
 10,000,000       7.500%, 5/15/2002              10,698,200
 10,000,000       7.750%, 1/31/2000              10,393,300
  9,000,000       7.750%, 2/15/2001               9,527,310
  7,000,000       7.875%, 8/15/2001               7,494,830
  9,000,000       8.000%, 5/15/2001               9,627,660
                                               ------------
                  Total                        $140,219,770
                                               ------------
              TOTAL U.S. TREASURY
              OBLIGATIONS (identified cost
              $189,383,825)                     197,515,680
                                               ------------

 PRINCIPAL
  AMOUNT                                          VALUE
-----------------------------------------------------------
              (A)REPURCHASE AGREEMENT--14.0%
$37,774,400       Cantor Fitzgerald
                  Securities, 5.580%, dated
                  2/27/1998, due 3/2/1998 (at
                  amortized cost)              $ 37,774,400
                                               ------------
              TOTAL INVESTMENTS
              (identified cost $263,071,834)   $271,652,940
                                               ============

(See Notes to Portfolios of Investments)

DG MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES--95.1%
             ALABAMA--3.4%
$  500,000        Huntsville, AL, GO LT
                  Warrants (Series A),
                  6.00% (Original Issue
                  Yield: 6.325%),
                  11/1/2012                AA        $   540,950
 1,000,000        Jefferson County, AL,
                  Sewer Revenue Bonds,
                  6.00% (Original Issue
                  Yield: 6.30%),
                  9/1/2013                 NR          1,096,460
                                                     -----------
                  Total                                1,637,410
                                                     -----------
             ARIZONA--2.1%
 1,000,000        Phoenix, AZ, GO UT
                  Refunding Bonds
                  (Series C), 4.90%
                  (Original Issue
                  Yield: 5.00%),
                  7/1/2008                AA+          1,031,030
                                                     -----------
             CALIFORNIA--2.2%
 1,000,000        California State, GO
                  UT Public Improvement
                  Bonds, 5.75%,
                  5/1/2007                 A+          1,086,410
                                                     -----------
             CONNECTICUT--2.2%
 1,000,000        Connecticut State, GO
                  UT Public Improvement
                  Bonds (Series C),
                  5.80%, 8/15/2008        AA-          1,083,820
                                                     -----------
             FLORIDA--8.6%
 1,000,000        Broward County, FL
                  School District, GO
                  UT Refunding Bonds,
                  5.60% (Original Issue
                  Yield: 5.80%),
                  2/15/2007               AA-          1,071,900
 1,000,000        Florida State Board
                  of Education
                  Administration, GO UT
                  Refunding Bonds
                  (Series D), 5.00%
                  (Original Issue
                  Yield: 5.15%),
                  6/1/2015                AA+          1,003,280

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             FLORIDA (continued)
$1,000,000        Jacksonville, FL
                  Electric Authority,
                  Refunding Revenue
                  Bonds (Issue 2-
                  Series 8), 5.50% (St.
                  John's River)/
                  (Original Issue
                  Yield: 5.582%),
                  10/1/2013                AA        $ 1,035,430
 1,000,000        St. Petersburg, FL
                  Public Utility, Water
                  & Sewer Revenue
                  Bonds, 5.50%,
                  10/1/2009               AA-          1,060,380
                                                     -----------
                  Total                                4,170,990
                                                     -----------
             GEORGIA--2.1%
 1,000,000        Fulton County, GA, GO
                  UT Refunding Bonds,
                  4.60%, 1/1/2001          AA          1,019,170
                                                     -----------
             HAWAII--3.3%
   500,000        Hawaii State, GO UT
                  Bonds (Series CB),
                  5.75% (Original Issue
                  Yield: 5.95%),
                  1/1/2008                 A+            549,445
 1,000,000        Honolulu, HI City &
                  County, GO UT
                  Improvement Refunding
                  Bonds (Series B),
                  5.50% (Original Issue
                  Yield: 5.70%),
                  10/1/2011                AA          1,074,440
                                                     -----------
                  Total                                1,623,885
                                                     -----------
             ILLINOIS--3.3%
 1,000,000        Illinois State, GO UT
                  Bonds, 5.60%
                  (Original Issue
                  Yield: 5.65%),
                  4/1/2008                 AA          1,073,270
   500,000        Illinois State, GO UT
                  Refunding Bonds,
                  5.875% (Original
                  Issue Yield: 6.05%),
                  6/1/2011                 AA            537,550
                                                     -----------
                  Total                                1,610,820
                                                     -----------

(See Notes to Portfolios of Investments)

DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             INDIANA--1.1%
$  500,000        Indianapolis, IN,
                  Local Public
                  Improvement Revenue
                  Bonds, 6.00%
                  (Original Issue
                  Yield: 6.40%),
                  7/1/2010                AA-        $   537,185
                                                     -----------
             LOUISIANA--1.1%
   500,000        Louisiana PFA,
                  Hospital Refunding
                  Revenue Bonds (Series
                  C), 6.05% (Our Lady
                  of Lake
                  Regional)/(MBIA
                  Insurance Corporation
                  INS)/(Original Issue
                  Yield: 6.15%),
                  12/1/2008               AAA            533,165
                                                     -----------
             MARYLAND--2.2%
 1,000,000        Maryland State, GO UT
                  Bonds (Series BB),
                  5.50%, 6/1/2009         AAA          1,072,510
                                                     -----------
             MASSACHUSETTS--3.3%
   450,000        Commonwealth of
                  Massachusetts, GO UT
                  Bonds (Series A),
                  6.00% (FSA INS)/
                  (Original Issue
                  Yield: 7.618%),
                  6/1/2011                AAA            477,158
 1,000,000        Commonwealth of
                  Massachusetts, GO UT
                  Refunding Revenue
                  Bonds (Series A),
                  6.25%, 7/1/2003                      1,099,670
                                                     -----------
                  Total                                1,576,828
                                                     -----------
             MINNESOTA--2.2%
 1,000,000        Minnesota State, GO
                  UT, 5.00% (Original
                  Issue Yield: 5.15%),
                  11/1/2008               AAA          1,041,370
                                                     -----------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             MISSISSIPPI--13.2%
$1,000,000        Hinds County, MS, GO
                  UT Refunding Bonds,
                  5.50% (MBIA Insurance
                  Corporation
                  INS)/(Original Issue
                  Yield: 5.75%),
                  3/1/2008                AAA        $ 1,083,660
 1,125,000        Jackson, MS, GO UT
                  Refunding Bonds
                  (Series A), 5.85%
                  (MBIA Insurance
                  Corporation INS),
                  5/1/2006                AAA          1,190,070
 1,000,000        Madison County, MS
                  School District, GO
                  UT Refunding Bonds,
                  5.10% (AMBAC
                  INS)/(Original Issue
                  Yield: 5.10%),
                  6/1/2008                AAA          1,033,900
 1,000,000        Mississippi Hospital
                  Equipment &
                  Facilities Authority,
                  Refunding Revenue
                  Bonds, 5.50% (North
                  Mississippi Health
                  Services-1)/(AMBAC
                  INS)/(Original Issue
                  Yield: 5.93%),
                  5/15/2009               AAA          1,052,160
 1,000,000        Mississippi State, GO
                  UT Bonds, 5.125%
                  (Original Issue
                  Yield: 5.30%),
                  12/1/2011                AA          1,027,340
 1,000,000        Tupelo, MS Public
                  School District, GO
                  UT Refunding Bonds,
                  5.00% (AMBAC
                  INS)/(Original Issue
                  Yield: 5.10%),
                  12/1/2007               AAA          1,033,560
                                                     -----------
                  Total                                6,420,690
                                                     -----------
             MISSOURI--2.1%
 1,000,000        Missouri State, Water
                  Pollution Control
                  Refunding Bonds
                  (Series B), 5.00%
                  (Original Issue
                  Yield: 5.60%),
                  8/1/2010                AAA          1,018,230
                                                     -----------

(See Notes to Portfolios of Investments)

DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             MONTANA--2.1%
$1,000,000        Montana State, GO UT
                  Bonds (Series A),
                  4.875% (Long Range
                  Building Program)/
                  (Original Issue
                  Yield: 4.95%),
                  8/1/2009                AA-        $ 1,021,380
                                                     -----------
             NEVADA--3.2%
   500,000        Las Vegas Valley, NV
                  Water District, GO LT
                  Refunding Revenue
                  Bonds, 5.75% (MBIA
                  Insurance Corporation
                  INS)/(Original Issue
                  Yield: 5.90%),
                  9/1/2008                AAA            529,860
 1,000,000        Nevada State,
                  (Project R-5) GO LT
                  Bonds (Series A),
                  4.90% (Original Issue
                  Yield: 5.00%),
                  11/1/2007                AA          1,033,540
                                                     -----------
                  Total                                1,563,400
                                                     -----------
             NEW JERSEY--1.1%
   500,000        New Jersey State, GO
                  UT Refunding Bonds
                  (Series D), 5.90%
                  (Original Issue
                  Yield: 6.05%),
                  2/15/2008               AA+            540,950
                                                     -----------
             NORTH CAROLINA--3.3%
 1,000,000        North Carolina State,
                  GO UT Bonds, 5.10%,
                  3/1/2003                AAA          1,051,350
   500,000        Wake County, NC, GO
                  UT Bonds, 4.90%,
                  3/1/2005                AAA            522,920
                                                     -----------
                  Total                                1,574,270
                                                     -----------
             NORTH DAKOTA--1.1%
   500,000        North Dakota State
                  Building Authority,
                  Lease Revenue Bonds
                  (Series A), 6.00%
                  (Original Issue
                  Yield: 6.05%),
                  6/1/2010                AAA            540,900
                                                     -----------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             OREGON--2.1%
$1,000,000        Portland, OR, GO UT
                  Refunding Revenue
                  Bonds, 4.90%
                  (Original Issue
                  Yield: 5.00%),
                  10/1/2007                NR        $ 1,026,690
                                                     -----------
             RHODE ISLAND--1.1%
   500,000        Providence, RI, GO UT
                  Bonds, 5.90% (MBIA
                  Insurance Corporation
                  INS)/ (Original Issue
                  Yield: 6.05%),
                  1/15/2009               AAA            536,445
                                                     -----------
             TENNESSEE--2.1%
 1,000,000        Memphis, TN, GO UT
                  Refunding Bonds,
                  4.90% (Original Issue
                  Yield: 5.05%),
                  8/1/2006                 AA          1,032,620
                                                     -----------
             TEXAS--8.8%
   500,000        Corpus Christi, TX,
                  GO UT Refunding
                  Bonds, 6.00% (FGIC
                  INS)/(Original Issue
                  Yield: 6.15%),
                  3/1/2010                AAA            535,390
   500,000        El Paso, TX
                  Independent School
                  District, GO UT
                  Refunding Bonds
                  (Series A), 5.75%
                  (PSFG INS)/ (Original
                  Issue Yield: 6.15%),
                  7/1/2007                AAA            527,610
   500,000        Harris County, TX
                  Flood Control
                  District, GO LT Bonds
                  (Series B), 6.20%
                  (Original Issue
                  Yield: 6.25%),
                  10/1/2002 (@100)         AA            543,435
 1,000,000        Houston, TX
                  Independent School
                  District, GO UT
                  Refunding Bonds,
                  5.50% (PSFG INS)/
                  (Original Issue
                  Yield: 5.55%),
                  8/15/2008               AAA          1,049,940

(See Notes to Portfolios of Investments)

DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                 CREDIT
  AMOUNT                                 RATING(C)      VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             TEXAS (continued)
$  500,000        Texas State Public
                  Finance Authority, GO
                  UT Refunding Bonds
                  (Series A), 5.90%
                  (Original Issue
                  Yield: 6.00%),
                  10/1/2011                AA        $   548,285
 1,000,000        Texas State, GO UT
                  Water Development
                  Bonds, 5.20%
                  (Original Issue
                  Yield: 5.25%),
                  8/1/2010                 AA          1,040,500
                                                     -----------
                  Total                                4,245,160
                                                     -----------
             VIRGINIA--4.3%
 1,000,000        Fairfax County, VA,
                  GO UT Bonds (Series
                  A), 5.50% (Original
                  Issue Yield: 5.70%),
                  6/1/2008                AAA          1,058,860
   500,000        Virginia Commonwealth
                  Transportation Board,
                  Refunding Revenue
                  Bonds, 5.125%
                  (Northern Virginia
                  Transportation
                  District)/(Original
                  Issue Yield: 5.25%),
                  5/15/2017                AA            501,060
   500,000        Virginia State
                  Transportation Board,
                  Refunding Revenue
                  Bonds, 6.00%
                  (Original Issue
                  Yield: 6.45%),
                  4/1/2010                 AA            539,195
                                                     -----------
                  Total                                2,099,115
                                                     -----------
             WASHINGTON--9.1%
 1,000,000        King County, WA
                  Library System, UT GO
                  Bonds, 6.15%,
                  12/1/2010               AA-          1,106,090
   500,000        King County, WA, GO
                  UT Refunding Bonds
                  (Series A), 6.00%,
                  12/1/2010               AA+            541,340
   500,000        Port of Seattle, WA,
                  Revenue Bonds, 6.25%
                  (Original Issue
                  Yield: 6.566%),
                  11/1/2010               AA-            535,195

PRINCIPAL                                 CREDIT
  AMOUNT                                  RATING
OR SHARES                                   (C)         VALUE
----------------------------------------------------------------
             LONG-TERM MUNICIPAL
             SECURITIES (continued)
             WASHINGTON (continued)
$  650,000        Tacoma, WA Electric
                  System, Refunding
                  Revenue Bonds, 6.25%
                  (AMBAC INS)/
                  (Original Issue
                  Yield: 6.60%),
                  1/1/2011                AAA        $   704,743
   500,000        Washington State, GO
                  LT Refunding Revenue
                  Bonds (Series R92-B),
                  6.25% (Original Issue
                  Yield: 6.80%),
                  9/1/2009                AA+            532,295
 1,000,000        Washington State, GO
                  UT Refunding Bonds
                  (Series R-96B), 5.00%
                  (Original Issue
                  Yield: 5.45%),
                  7/1/2010                AA+          1,022,530
                                                     -----------
                  Total                                4,442,193
                                                     -----------
             WISCONSIN--4.3%
   500,000        Green Bay, WI Area
                  Public School
                  District, GO UT Bonds
                  (Series F), 6.00%
                  (Original Issue
                  Yield: 6.10%),
                  4/1/2010                 NR            528,290
   500,000        Wisconsin State, GO
                  UT Bonds (Series A),
                  6.30% (Original Issue
                  Yield: 6.60%),
                  5/1/2012                 AA            542,505
 1,000,000        Wisconsin State, GO
                  UT Bonds (Series C),
                  5.25% (Original Issue
                  Yield: 5.45%),
                  5/1/2011                 AA          1,034,170
                                                     -----------
                  Total                                2,104,965
                                                     -----------
                  TOTAL LONG-TERM MUNICIPALS
                  (identified cost
                  $43,592,302)                        46,191,601
                                                     -----------
             MUTUAL FUND SHARES--3.2%
 1,523,612        Dreyfus Tax Exempt
                  Cash Management
                  (at net asset value)                 1,523,612
                                                     -----------
                  TOTAL INVESTMENTS
                  (identified cost
                  $45,115,914)                       $47,715,213
                                                     ===========

(See Notes to Portfolios of Investments)

NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Non-income producing security.

(c) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current ratings are unaudited.

(d) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At February 28, 1998, these securities amounted to $613,320 which represents 2.3% of net assets.

The following acronyms are used throughout the portfolios:

ADR   --    American Depository Receipt
AMBAC --    American Municipal Bond Assurance Corporation
FGIC  --    Financial Guaranty Insurance Company
FSA   --    Financial Security Assurance
GDR   --    Global Depository Receipt
GO    --    General Obligation
INS   --    Insured
LT    --    Limited Tax
MBIA  --    Municipal Bond Investors Assurance
PFA   --    Public Facility Authority
PLC   --    Public Limited Company
PSFG  --    Permanent School Fund Guarantee
SA    --    Support Agreement
SPA   --    Standby Purchase Agreement
UT    --    Unlimited Tax


---------------------------------------------------------------------------------------------------------------------
                                   COST OF            NET
                               INVESTMENTS FOR     UNREALIZED         GROSS            GROSS
                                 FEDERAL TAX      APPRECIATION      UNREALIZED       UNREALIZED
     DG INVESTOR SERIES           PURPOSES       (DEPRECIATION)    APPRECIATION     DEPRECIATION    TOTAL NET ASSETS
---------------------------------------------------------------------------------------------------------------------
  DG Equity Fund                $349,670,239      $365,255,250     $367,411,612      $2,156,362       $715,630,667
  DG International Equity
    Fund                          24,927,629         1,358,019        2,248,376         890,357         26,533,211
  DG Opportunity Fund            109,308,784        18,066,489       25,490,965       7,424,476        122,871,510
  DG Limited Term Government
    Income Fund                   58,497,179           689,879          764,812          74,933         59,136,926
  DG Government Income Fund      263,071,834         8,581,106        9,959,695       1,378,589        270,403,564
  DG Municipal Income Fund        45,115,914         2,599,299        2,603,524           4,225         48,578,607
---------------------------------------------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

f

DG INVESTOR SERIES

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                                  DG              DG
                                                               DG EQUITY     INTERNATIONAL   OPPORTUNITY
                                                                  FUND        EQUITY FUND        FUND
                                                              ------------   -------------   ------------
ASSETS:
------------------------------------------------------------
Investments in repurchase agreements                          $ 32,275,400    $ 1,919,000    $ 16,223,500
------------------------------------------------------------
Investments in securities                                      682,650,089     24,366,648     111,151,773
------------------------------------------------------------   -----------   ------------     -----------
    Total investments in securities, at value                  714,925,489     26,285,648     127,375,273
------------------------------------------------------------
Income receivable                                                  745,192         10,382           5,041
------------------------------------------------------------
Receivable for investments sold                                         --        525,978       2,045,078
------------------------------------------------------------
Receivable for shares sold                                         282,522         29,865          17,773
------------------------------------------------------------
Deferred organizational costs                                           --             --           6,420
------------------------------------------------------------
Deferred expenses                                                       --             --           1,102
------------------------------------------------------------   -----------    -----------    ------------
    Total assets                                               715,953,203     26,851,873     129,450,687
------------------------------------------------------------   -----------    -----------    ------------
LIABILITIES:
------------------------------------------------------------
Payable for investments purchased                                       --        243,665       6,514,035
------------------------------------------------------------
Payable for shares redeemed                                        197,260             --          25,939
------------------------------------------------------------
Payable to bank                                                         --         26,989              --
------------------------------------------------------------
Net payable for foreign exchange contracts purchased                    --          1,399              --
------------------------------------------------------------
Payable for taxes withheld                                              --          2,096              --
------------------------------------------------------------
Accrued expenses                                                   125,276         44,513          39,203
------------------------------------------------------------   -----------    -----------    ------------
    Total liabilities                                              322,536        318,662       6,579,177
------------------------------------------------------------   -----------    -----------    ------------
NET ASSETS CONSIST OF:
------------------------------------------------------------
Paid in capital                                                344,394,053     25,371,801      97,575,114
------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments,
forward contracts and foreign currency translation             365,255,250      1,421,852      18,066,489
------------------------------------------------------------
Accumulated net realized gain (loss) on investments,
foreign currency transactions and forward contracts              5,543,250       (237,273)      7,229,907
------------------------------------------------------------
Undistributed net investment income
  (distribution in excess of net investment loss)                  438,114        (23,169)             --
------------------------------------------------------------   -----------    -----------    ------------
    Total Net Assets                                          $715,630,667    $26,533,211    $122,871,510
------------------------------------------------------------   -----------    -----------    ------------
NET ASSET VALUE PER SHARE, and Redemption Proceeds Per Share
(net assets / shares outstanding)                             $      23.01    $     10.46    $      15.84
------------------------------------------------------------   -----------    -----------    ------------
Offering Price Per Share**                                    $      23.84*   $     10.46    $      16.41*
------------------------------------------------------------   -----------    -----------    ------------
Shares Outstanding                                              31,104,390      2,537,448       7,758,133
------------------------------------------------------------   -----------    -----------    ------------
Investments, at identified cost                               $349,670,239    $24,863,045    $109,308,784
------------------------------------------------------------   -----------    -----------    ------------
Investments, at tax cost                                      $349,670,239    $24,927,629    $109,308,784
------------------------------------------------------------   -----------    -----------    ------------

 * Computation of offering price: 100/96.5 of net asset value.

** See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                              DG LIMITED
                                                                 TERM            DG
                                                              GOVERNMENT     GOVERNMENT    DG MUNICIPAL
                                                              INCOME FUND   INCOME FUND     INCOME FUND
                                                              -----------   ------------   -------------
ASSETS:
------------------------------------------------------------
Investments in repurchase agreements                          $  649,700    $37,774,400     $        --
------------------------------------------------------------
Investments in securities                                     58,537,358    233,878,540      47,715,213
------------------------------------------------------------  -----------   ------------    -----------
    Total investments in securities, at value                 59,187,058    271,652,940      47,715,213
------------------------------------------------------------
Income receivable                                              1,013,104      2,574,933         672,284
------------------------------------------------------------
Receivable for investments sold                                       --             --              --
------------------------------------------------------------
Receivable for shares sold                                            --        254,234         294,800
------------------------------------------------------------  -----------   ------------    -----------
    Total assets                                              60,200,162    274,482,107      48,682,297
------------------------------------------------------------  -----------   ------------    -----------
LIABILITIES:
------------------------------------------------------------
Payable for investments purchased                                     --      4,000,000              --
------------------------------------------------------------
Payable for shares redeemed                                    1,041,793         22,478          81,400
------------------------------------------------------------
Payable to bank                                                       --             --              --
------------------------------------------------------------
Accrued expenses                                                  21,443         56,065          22,290
------------------------------------------------------------  -----------   ------------    -----------
    Total liabilities                                          1,063,236      4,078,543         103,690
------------------------------------------------------------  -----------   ------------    -----------
NET ASSETS CONSIST OF:
------------------------------------------------------------
Paid in capital                                               61,986,667    263,639,496      45,793,969
------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments        689,879      8,581,106       2,599,299
------------------------------------------------------------
Accumulated net realized gain (loss) on investments           (3,551,095)    (1,911,369)         72,524
------------------------------------------------------------
Undistributed net investment income                               11,475         94,331         112,815
------------------------------------------------------------  -----------   ------------    -----------
    Total Net Assets                                          $59,136,926   $270,403,564    $48,578,607
------------------------------------------------------------  -----------   ------------    -----------
NET ASSET VALUE PER SHARE, and Redemption Proceeds Per Share
(net assets / shares outstanding)                             $     9.78    $     10.07     $     10.89
------------------------------------------------------------  -----------   ------------    -----------
Offering Price Per Share**                                    $     9.98*   $     10.28*    $     11.11*
------------------------------------------------------------  -----------   ------------    -----------
Shares Outstanding                                             6,048,049     26,865,406       4,461,934
------------------------------------------------------------  -----------   ------------    -----------
Investments, at identified cost                               $58,497,179   $263,071,834    $45,115,914
------------------------------------------------------------  -----------   ------------    -----------
Investments, at tax cost                                      $58,497,179   $263,071,834    $45,115,914
------------------------------------------------------------  -----------   ------------    -----------

 * Computation of offering price: 100/98 of net asset value.

** See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                                                                    DG
                                                               DG EQUITY     DG INTERNATIONAL   OPPORTUNITY
                                                                  FUND        EQUITY FUND(A)       FUND
                                                              ------------   ----------------   -----------
INVESTMENT INCOME:
------------------------------------------------------------
Dividends                                                     $  7,026,887      $   51,524      $   180,173
------------------------------------------------------------
Interest                                                         2,036,113          71,091          638,380
------------------------------------------------------------   -----------    ------------      -----------
    Total income                                                 9,063,000         122,615          818,553
------------------------------------------------------------   -----------    ------------      -----------
EXPENSES:
------------------------------------------------------------
Investment advisory fee                                          4,445,559          95,011          966,775
------------------------------------------------------------
Administrative personnel and services fee                          587,750           9,237          105,468
------------------------------------------------------------
Custodian fees                                                      28,282          27,192            8,039
------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses            86,439          11,533           52,313
------------------------------------------------------------
Directors'/Trustees' fees                                            6,241             509            3,344
------------------------------------------------------------
Auditing fees                                                       12,500              --           12,529
------------------------------------------------------------
Legal fees                                                           2,561             747            2,976
------------------------------------------------------------
Portfolio accounting fees                                          106,076          31,787           39,084
------------------------------------------------------------
Shareholder services fee                                           554,868          14,252           97,554
------------------------------------------------------------
Share registration costs                                            33,907          16,265           23,900
------------------------------------------------------------
Printing and postage                                                 6,044           6,852            8,047
------------------------------------------------------------
Insurance premiums                                                   4,599           1,891            2,866
------------------------------------------------------------
Miscellaneous                                                        8,561             563            6,728
------------------------------------------------------------   -----------    ------------      -----------
    Total expenses                                               5,883,387         215,839        1,329,623
------------------------------------------------------------
WAIVERS--
------------------------------------------------------------
Waiver of investment advisory fees                                      --         (47,505)        (112,136)
------------------------------------------------------------
Waiver of administrative personnel and services fee                     --              --               --
------------------------------------------------------------   -----------    ------------      -----------
    Total waivers                                                       --         (47,505)        (112,136)
------------------------------------------------------------   -----------    ------------      -----------
        Net expenses                                             5,883,387         168,334        1,217,487
------------------------------------------------------------   -----------    ------------      -----------
            Net investment income (loss)                         3,179,613         (45,719)        (398,934)
------------------------------------------------------------   -----------    ------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY TRANSACTIONS AND FORWARD CONTRACTS:
------------------------------------------------------------
Net realized gain (loss) on investment transactions, forward
contracts and foreign currency                                   9,991,335        (240,297)      24,232,586
------------------------------------------------------------
Change in unrealized appreciation (depreciation) of
investments forward contracts and foreign currency
translation                                                    193,990,094       1,421,852        8,351,884
------------------------------------------------------------   -----------    ------------      -----------
    Net realized and unrealized gain (loss) on investments,
    foreign currency transactions and forward contracts        203,981,429       1,181,555       32,584,470
------------------------------------------------------------   -----------    ------------      -----------
        Change in net assets resulting from operations        $207,161,042      $1,135,836      $32,185,536
------------------------------------------------------------   -----------    ------------      -----------

(a) Reflects operations for the period from August 15, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

                                                              DG LIMITED
                                                                 TERM
                                                              GOVERNMENT
                                                                INCOME     DG GOVERNMENT   DG MUNICIPAL
                                                                 FUND       INCOME FUND    INCOME FUND
                                                              ----------   -------------   ------------
INVESTMENT INCOME:
------------------------------------------------------------
Dividends                                                     $      --     $        --     $       --
------------------------------------------------------------
Interest                                                      4,832,371      16,893,631      2,492,223
------------------------------------------------------------  ----------    -----------     ----------
    Total income                                              4,832,371      16,893,631      2,492,223
------------------------------------------------------------  ----------    -----------     ----------
EXPENSES:
------------------------------------------------------------
Investment advisory fee                                         482,331       1,580,350        289,417
------------------------------------------------------------
Administrative personnel and services fee                       100,000         261,726        100,000
------------------------------------------------------------
Custodian fees                                                    2,729          16,378          1,438
------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses         31,022          52,296         26,461
------------------------------------------------------------
Directors'/Trustees' fees                                         2,968           3,875          2,500
------------------------------------------------------------
Auditing fees                                                    12,688          12,689         12,501
------------------------------------------------------------
Legal fees                                                        2,458           2,458          2,100
------------------------------------------------------------
Portfolio accounting fees                                        42,532          68,285         48,359
------------------------------------------------------------
Shareholder services fee                                         68,469         232,460         42,564
------------------------------------------------------------
Share registration costs                                         14,088          22,335         14,013
------------------------------------------------------------
Printing and postage                                              5,137           5,000          5,001
------------------------------------------------------------
Insurance premiums                                                3,001           3,999          3,000
------------------------------------------------------------
Miscellaneous                                                     3,779           4,199          5,800
------------------------------------------------------------  ----------    -----------     ----------
    Total expenses                                              771,202       2,266,050        553,154
------------------------------------------------------------
WAIVERS--
------------------------------------------------------------
Waiver of investment advisory fees                             (131,070)       (163,534)      (150,568)
------------------------------------------------------------
Waiver of administrative personnel and services fee                  --              --        (34,479)
------------------------------------------------------------  ----------    -----------     ----------
    Total waivers                                              (131,070)       (163,534)      (185,047)
------------------------------------------------------------  ----------    -----------     ----------
        Net expenses                                            640,132       2,102,516        368,107
------------------------------------------------------------  ----------    -----------     ----------
            Net investment income (loss)                      4,192,239      14,791,115      2,124,116
------------------------------------------------------------  ----------    -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------
Net realized gain (loss) on investment transactions             (21,405)        151,276         72,332
------------------------------------------------------------
Change in unrealized appreciation (depreciation) of
investments                                                     619,533       9,924,175      1,412,573
------------------------------------------------------------  ----------    -----------     ----------
    Net realized and unrealized gain (loss) on investments      598,128      10,075,451      1,484,905
------------------------------------------------------------  ----------    -----------     ----------
        Change in net assets resulting from operations        $4,790,367    $24,866,566     $3,609,021
------------------------------------------------------------  ----------    -----------     ----------

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       DG INTERNATIONAL
                                                               DG EQUITY FUND            EQUITY FUND
                                                        ----------------------------   ----------------
                                                            YEAR            YEAR            PERIOD
                                                            ENDED          ENDED            ENDED
                                                        FEBRUARY 28,    FEBRUARY 28,     FEBRUARY 28,
                                                            1998            1997           1998(A)
                                                        -------------   ------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income/operating loss                    $   3,179,613   $ 4,083,126      $    (45,719)
------------------------------------------------------
Net realized gain (loss) on investment transactions
and foreign currency                                        9,991,335    10,108,185          (240,297)
------------------------------------------------------
Net change in unrealized appreciation (depreciation)
of investments and foreign currency                       193,990,094    63,747,215         1,421,852
------------------------------------------------------  -------------   -----------     -------------
    Change in net assets resulting from operations        207,161,042    77,938,526         1,135,836
------------------------------------------------------  -------------   -----------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                   (3,295,484)   (3,964,723)               --
------------------------------------------------------
Distributions in excess of net investment income                   --            --           (20,145)
------------------------------------------------------
Distributions from net realized gain on investments        (4,463,969)  (10,093,485)               --
------------------------------------------------------  -------------   -----------     -------------
    Change in net assets resulting from distributions
    to shareholders                                        (7,759,453)  (14,058,208)          (20,145)
------------------------------------------------------  -------------   -----------     -------------
CAPITAL STOCK TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                              146,010,215   102,599,959        26,266,042
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                           4,620,893     8,350,813            17,816
------------------------------------------------------
Cost of shares redeemed                                  (124,793,931)  (69,584,226)         (866,338)
------------------------------------------------------  -------------   -----------     -------------
    Change in net assets from share transactions           25,837,177    41,366,546        25,417,520
------------------------------------------------------  -------------   -----------     -------------
         Change in net assets                             225,238,766   105,246,864        26,533,211
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                       490,391,901   385,145,037                --
------------------------------------------------------  -------------   -----------     -------------
End of period                                           $ 715,630,667   $490,391,901     $ 26,533,211
------------------------------------------------------  -------------   -----------     -------------
Undistributed net investment income (distribution in
excess of net investment loss) included in net assets
at end of period                                        $     438,114   $   553,985      $    (23,169)
------------------------------------------------------  -------------   -----------     -------------
Net realized gain (loss) as computed for federal tax
purposes                                                $   9,991,335   $10,108,185      $        364
------------------------------------------------------  -------------   -----------     -------------


(a) Reflects operations for the period from August 15, 1997 (date of initial public investment) to February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     DG LIMITED TERM
                                                     DG OPPORTUNITY FUND         GOVERNMENT INCOME FUND
                                                 ---------------------------   ---------------------------
                                                     YEAR           YEAR           YEAR           YEAR
                                                    ENDED          ENDED          ENDED          ENDED
                                                 FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                                     1998           1997           1998           1997
                                                 ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------
OPERATIONS--
-----------------------------------------------
Net investment income/operating loss             $   (398,934)  $   (169,394)  $  4,192,239   $  4,742,269
-----------------------------------------------
Net realized gain (loss) on investment
transactions and foreign currency                  24,232,586      5,530,831        (21,405)    (1,008,150)
-----------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments and foreign
currency                                            8,351,884      1,007,879        619,533        293,452
-----------------------------------------------  ------------   ------------   ------------   ------------
    Change in net assets resulting from
    operations                                     32,185,536      6,369,316      4,790,367      4,027,571
-----------------------------------------------  ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------
Distributions from net investment income                   --             --     (4,216,317)    (4,818,533)
-----------------------------------------------
Distributions in excess of net investment
  income                                                   --             --             --             --
-----------------------------------------------
Distributions from net realized gain on
investments                                       (16,352,806)    (4,554,267)            --             --
-----------------------------------------------  ------------   ------------   ------------   ------------
    Change in net assets resulting from
    distributions to shareholders                 (16,352,806)    (4,554,267)    (4,216,317)    (4,818,533)
-----------------------------------------------  ------------   ------------   ------------   ------------
CAPITAL STOCK TRANSACTIONS--
-----------------------------------------------
Proceeds from sale of shares                       47,226,667     35,538,237      9,959,722     28,760,569
-----------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                           10,900,651      3,267,077      1,715,788      2,038,161
-----------------------------------------------
Cost of shares redeemed                           (31,615,686)   (13,570,540)   (37,498,061)   (38,897,952)
-----------------------------------------------  ------------   ------------   ------------   ------------
    Change in net assets from share
    transactions                                   26,511,632     25,234,774    (25,822,551)    (8,099,222)
-----------------------------------------------  ------------   ------------   ------------   ------------
         Change in net assets                      42,344,362     27,049,823    (25,248,501)    (8,890,184)
-----------------------------------------------
NET ASSETS:
-----------------------------------------------
Beginning of period                                80,527,148     53,477,325     84,385,427     93,275,611
-----------------------------------------------  ------------   ------------   ------------   ------------
End of period                                    $122,871,510   $ 80,527,148   $ 59,136,926   $ 84,385,427
-----------------------------------------------  ------------   ------------   ------------   ------------
Undistributed net investment income included in
net assets at end of period                      $         --   $         --   $     11,475   $     35,553
-----------------------------------------------  ------------   ------------   ------------   ------------
Net realized gain (loss) as computed for
federal tax purposes                             $ 24,041,342   $  4,663,970   $   (378,938)  $   (758,580)
-----------------------------------------------  ------------   ------------   ------------   ------------

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     DG GOVERNMENT                  DG MUNICIPAL
                                                      INCOME FUND                    INCOME FUND
                                              ---------------------------    ---------------------------
                                                  YEAR           YEAR            YEAR           YEAR
                                                 ENDED          ENDED           ENDED          ENDED
                                              FEBRUARY 28,   FEBRUARY 28,    FEBRUARY 28,   FEBRUARY 28,
                                                  1998           1997            1998           1997
                                              ------------   ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------
OPERATIONS--
------------------------------------------
Net investment income/operating loss          $14,791,115    $13,271,431     $ 2,124,116    $  2,183,126
------------------------------------------
Net realized gain (loss) on investment
transactions                                      151,276     (1,412,964)         72,332         116,120
------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments                   9,924,175    (92,801,515)      1,412,573        (430,649)
------------------------------------------    -----------    -----------     -----------     -----------
    Change in net assets resulting from
    operations                                 24,866,566      9,056,952       3,609,021       1,868,597
------------------------------------------    -----------    -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------
Distributions from net investment income      (14,742,578)   (13,349,136)     (2,122,421)     (2,140,424)
------------------------------------------
Distributions in excess of net investment
  income                                               --             --              --              --
------------------------------------------
Distributions from net realized gain on
investments                                            --             --        (104,785)        (47,122)
------------------------------------------    -----------    -----------     -----------     -----------
    Change in net assets resulting from
    distributions to shareholders             (14,742,578)   (13,349,136)     (2,227,206)     (2,187,546)
------------------------------------------    -----------    -----------     -----------     -----------
CAPITAL STOCK TRANSACTIONS--
------------------------------------------
Proceeds from sale of shares                   97,746,058    113,591,135      12,400,013      13,965,127
------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                        5,515,899      5,048,640          26,535          34,266
------------------------------------------
Cost of shares redeemed                       (92,600,823)   (48,955,255)    (12,157,682)    (11,330,842)
------------------------------------------    -----------    -----------     -----------     -----------
    Change in net assets from share
    transactions                               10,661,134     69,684,520         268,866       2,668,551
------------------------------------------    -----------    -----------     -----------     -----------
         Change in net assets                  20,785,122     65,392,336       1,650,681       2,349,602
------------------------------------------
NET ASSETS:
------------------------------------------
Beginning of period                           249,618,442    184,226,106      46,927,926      44,578,324
------------------------------------------    -----------    -----------     -----------     -----------
End of period                                 $270,403,564   $249,618,442    $48,578,607    $ 46,927,926
------------------------------------------    -----------    -----------     -----------     -----------
Undistributed net investment income
included in net assets at end of period       $    94,331    $    45,794     $   112,815    $    111,120
------------------------------------------    -----------    -----------     -----------     -----------
Net realized gain (loss) as computed for
federal tax purposes                          $  (763,279)   $  (498,409)    $    72,332    $    116,120
------------------------------------------    -----------    -----------     -----------     -----------

(See Notes which are an integral part of the Financial Statements)

DG INVESTOR SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      NET REALIZED
                                                     AND UNREALIZED                 DISTRIBUTIONS
                            NET ASSET      NET        GAIN/(LOSS)       TOTAL      TO SHAREHOLDERS    DISTRIBUTIONS
                             VALUE,     INVESTMENT   ON INVESTMENTS      FROM         FROM NET       TO SHAREHOLDERS
        YEAR ENDED          BEGINNING     INCOME      AND FOREIGN     INVESTMENT     INVESTMENT      IN EXCESS OF NET
    FEBRUARY 28 OR 29,      OF PERIOD     (LOSS)       CURRENCIES     OPERATIONS       INCOME        INVESTMENT LOSS
    ------------------      ---------     ------       ----------     ----------       ------        ---------------
DG EQUITY FUND
1993(a)                      $10.00        0.12           0.52           0.64           (0.10)               --
1994                         $10.54        0.14           0.38           0.52           (0.14)               --
1995                         $10.87        0.16           0.71           0.87           (0.16)               --
1996                         $11.41        0.16           3.63           3.79           (0.17)               --
1997                         $14.49        0.14           2.54           2.68           (0.14)               --
1998                         $16.68        0.11           6.48           6.59           (0.11)               --
DG INTERNATIONAL EQUITY FUND
1998(c)                      $10.00       (0.02)*         0.49           0.47              --             (0.01)
DG OPPORTUNITY FUND
1995(b)                      $10.00        0.02           1.17           1.19           (0.02)               --
1996                         $11.15          --           3.30           3.30              --                --
1997                         $12.79       (0.03)          1.60           1.57              --                --
1998                         $13.53       (0.05)          4.90           4.85              --                --
DG LIMITED TERM
GOVERNMENT INCOME FUND
1993(a)                      $10.00        0.36           0.07           0.43           (0.36)               --
1994                         $10.07        0.52          (0.17)          0.35           (0.52)               --
1995                         $ 9.87        0.49          (0.23)          0.26           (0.48)               --
1996                         $ 9.65        0.54           0.15           0.69           (0.54)               --
1997                         $ 9.80        0.52          (0.08)          0.44           (0.53)               --
1998                         $ 9.71        0.51           0.07           0.58           (0.51)               --
DG GOVERNMENT INCOME FUND
1993(a)                      $10.00        0.37           0.25           0.62           (0.37)               --
1994                         $10.25        0.55          (0.09)          0.46           (0.55)               --
1995                         $ 9.90        0.54          (0.44)          0.10           (0.53)               --
1996                         $ 9.47        0.58           0.41           0.99           (0.59)               --
1997                         $ 9.87        0.57          (0.18)          0.39           (0.57)               --
1998                         $ 9.69        0.55           0.38           0.93           (0.55)               --
DG MUNICIPAL INCOME FUND
1993(d)                      $10.00        0.07           0.49           0.56           (0.05)               --
1994                         $10.51        0.48           0.08           0.56           (0.49)               --
1995                         $10.57        0.49          (0.43)          0.06           (0.48)               --
1996                         $10.15        0.49           0.50           0.99           (0.48)               --
1997                         $10.66        0.49          (0.07)          0.42           (0.48)               --
1998                         $10.59        0.47           0.32           0.79           (0.47)               --

                             DISTRIBUTIONS
                            TO SHAREHOLDERS
                               FROM NET
                             REALIZED GAIN
                             ON INVESTMENT
                             TRANSACTIONS
        YEAR ENDED            AND FOREIGN
    FEBRUARY 28 OR 29,        CURRENCIES
    ------------------        ----------
DG EQUITY FUND
1993(a)                             --
1994                             (0.05)
1995                             (0.17)
1996                             (0.54)
1997                             (0.35)
1998                             (0.15)
DG INTERNATIONAL EQUITY FU
1998(c)                             --
DG OPPORTUNITY FUND
1995(b)                          (0.02)
1996                             (1.66)
1997                             (0.83)
1998                             (2.54)
DG LIMITED TERM
GOVERNMENT INCOME FUND
1993(a)                             --
1994                             (0.03)
1995                                --
1996                                --
1997                                --
1998                                --
DG GOVERNMENT INCOME FUND
1993(a)                             --
1994                             (0.25)
1995                                --
1996                                --
1997                                --
1998                                --
DG MUNICIPAL INCOME FUND
1993(d)                             --
1994                             (0.01)
1995                                --
1996                                --
1997                             (0.01)
1998                             (0.02)


 * Per share information presented is based upon the monthly average number of shares outstanding.

(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Reflects operations for the period from August 1, 1994 (date of initial public investment) to February 28, 1995.

(c) Reflects operations for the period from August 15, 1997 (date of initial public investment) to February 28, 1998.

(d) Reflects operations for the period from December 29, 1992 (date of initial public investment) to February 28, 1993.

(See Notes which are an integral part of the Financial Statements.)

--------------------------------------------------------------------------------

   DISTRIBUTIONS
  TO SHAREHOLDERS                                                         RATIOS TO AVERAGE NET ASSETS
     IN EXCESS                                                -----------------------------------------------------
      OF NET                         NET ASSET                                NET                      NET ASSETS,    PORTFOLIO
   REALIZED GAIN        TOTAL       VALUE, END      TOTAL                 INVESTMENT      EXPENSE     END OF PERIOD   TURNOVER
  ON INVESTMENTS    DISTRIBUTIONS    OF PERIOD    RETURN(E)   EXPENSES   INCOME/(LOSS)   WAIVER(G)    (000 OMITTED)     RATE
  --------------    -------------    ---------    ---------   --------   -------------   ---------    -------------     ----
          --            (0.10)        $10.54         6.40%      0.51%(f)      2.15%(f)      0.53%(f)    $181,239          28%
          --            (0.19)        $10.87         4.99%      0.96%         1.38%         0.01%       $284,203           7%
          --            (0.33)        $11.41         8.23%      0.95%         1.54%           --        $259,998           1%
          --            (0.71)        $14.49        33.73%      0.94%         1.24%           --        $385,145          15%
          --            (0.49)        $16.68        18.79%      0.92%         0.95%           --        $490,392           7%
          --            (0.26)        $23.01        39.74%      0.99%         0.54%           --        $715,631           6%
          --            (0.01)        $10.46         4.71%      1.77%(f)     (0.48)%(f)     0.50%(f)    $ 26,533          21%
          --            (0.04)        $11.15        11.84%      0.79%(f)      0.06%(f)      1.34%(f)    $ 36,664          45%
          --            (1.66)        $12.79        31.42%      1.17%           --          0.35%       $ 53,477         154%
          --            (0.83)        $13.53        12.08%      1.14%        (0.24)%        0.16%       $ 80,527         116%
          --            (2.54)        $15.84        37.81%      1.20%        (0.39)%        0.11%       $122,872         180%
          --            (0.36)        $10.07         4.43%      0.50%(f)      6.25%(f)      0.42%(f)    $ 99,921          18%
          --            (0.55)        $ 9.87         3.52%      0.59%         5.21%         0.29%       $116,600          76%
          --            (0.48)        $ 9.65         2.72%      0.63%         5.00%         0.25%       $ 96,216          14%
          --            (0.54)        $ 9.80         7.34%      0.69%         5.49%         0.20%       $ 93,276          56%
          --            (0.53)        $ 9.71         4.66%      0.68%         5.39%         0.20%       $ 84,385          28%
          --            (0.51)        $ 9.78         6.16%      0.80%         5.21%         0.16%       $ 59,137          42%
          --            (0.37)        $10.25         6.40%      0.50%(f)      6.45%(f)      0.41%(f)    $111,435          78%
       (0.01)(h)        (0.81)        $ 9.90         4.55%      0.70%         5.34%         0.19%       $118,695          49%
          --            (0.53)        $ 9.47         1.20%      0.68%         5.79%         0.15%       $168,313          31%
          --            (0.59)        $ 9.87        10.70%      0.72%         5.96%         0.10%       $184,226          87%
          --            (0.57)        $ 9.69         4.07%      0.70%         5.82%         0.10%       $249,618           7%
          --            (0.55)        $10.07         9.90%      0.80%         5.62%         0.06%       $270,404          25%
          --            (0.05)        $10.51         5.65%      0.48%(f)      4.11%(f)      1.02%(f)    $ 15,644          93%
          --            (0.50)        $10.57         5.34%      0.74%         4.60%         0.67%       $ 34,435           9%
          --            (0.48)        $10.15         0.81%      0.75%         4.93%         0.41%       $ 41,542           9%
          --            (0.48)        $10.66         9.96%      0.70%         4.65%         0.47%       $ 44,578          20%
          --            (0.49)        $10.59         4.12%      0.70%         4.69%         0.46%       $ 46,928           9%
          --            (0.49)        $10.89         7.70%      0.76%         4.40%         0.31%       $ 48,579           6%

   DISTRIBUTIONS
  TO SHAREHOLDERS
     IN EXCESS
      OF NET        AVERAGE
   REALIZED GAIN   COMMISSION
  ON INVESTMENTS    PAID(I)
  --------------    -------
          ==             ==
          --             --
          --        $0.0653
          --        $0.0761
          --        $0.0627
          --        $0.0273
          --             --
          --        $0.0098
          --        $0.0568
          --        $0.0630
          ==             ==
          ==             ==
          ==             ==
          --             --
       (0.01)(h)         --
          ==             ==
          ==             ==
          ==             ==
          ==             ==
          ==             ==


(e) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(f) Computed on an annualized basis.

(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(h) This distribution does not represent a return of capital for federal tax purposes.

(i) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements.)

DG INVESTOR SERIES

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

-------------------------------------------------------------------------------
         PORTFOLIO NAME                             INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
  DG Equity Fund                               Provide long term capital
                                               appreciation with ("Equity Fund")
                                               current income as a secondary
                                               objective.
-------------------------------------------------------------------------------
  DG International Equity Fund                  Seek capital appreciation
  ("International Equity Fund")
-------------------------------------------------------------------------------
  DG Opportunity Fund ("Opportunity Fund")      Provide capital appreciation.
-------------------------------------------------------------------------------
  DG Limited Term Government Income Fund        Provide current income.
  ("Limited Term Fund")
-------------------------------------------------------------------------------
  DG Government Income Fund                     Provide current income.
  ("Government Income Fund")
-------------------------------------------------------------------------------
  DG Municipal Income Fund                      Provide dividend income that is
                                                exempt from ("Municipal Income
                                                Fund") federal regular income
                                                tax.
-------------------------------------------------------------------------------

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However,

DG INVESTOR SERIES
--------------------------------------------------------------------------------

     short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and paid discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and book/tax treatments of net operating loss. The following reclassifications have been made to the financial statements.

                                                  INCREASE (DECREASE)
                                    ------------------------------------------------
                                                   ACCUMULATED        UNDISTRIBUTED
                                    PAID IN        NET REALIZED       NET INVESTMENT
            FUND NAME               CAPITAL        GAIN/(LOSS)            INCOME
    -------------------------       --------       ------------       --------------
    International Equity Fund       $(45,719)           3,024            $ 42,695
    Opportunity Fund                      --        $(398,936)           $398,936

     Net investment income, net realized gains, and net assets were not affected by this reclassification.

DG INVESTOR SERIES
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At February 28, 1998, the Funds, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

     Pursuant to the Code, such capital loss carryforwards will expire as follows:

                                                  EXPIRATION YEAR
                                   ---------------------------------------------       LOSS
                FUND                  2003         2004        2005       2006     CARRYFORWARD
                ----                  ----         ----        ----       ----     -------------
    Limited Term Fund              $1,406,691   $1,040,337   $758,580   $378,938    $3,584,546
    Government Income Fund         $  181,520   $  467,764   $498,409   $763,279    $1,910,972

     Net realized losses on International Equity Fund of $204,664, attributable to security, forward contracts and foreign currency transactions incurred after October 31, 1997, were treated as arising on the first day of International Equity Funds' next taxable year (March 1, 1998).

     Net realized losses on Limited Term Fund of $6,643, attributable to security transactions incurred after October 31, 1997, were treated as arising on the first day of the Fund's next taxable year (March 1, 1998).

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Opportunity Fund with respect to registration of their shares in its first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     Organizational expenses of $22,108 for Opportunity Fund were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended February 28, 1998, the Fund expensed $1,742 of organizational expenses.

     FOREIGN FORWARD EXCHANGE CONTRACTS--International Equity Fund may enter into foreign forward currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price

DG INVESTOR SERIES
--------------------------------------------------------------------------------

     on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign-currency-denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by delivery or receipt of the currency. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At February 28, 1998, International Equity Fund had outstanding foreign exchange contracts as set forth below:


                                                                                          UNREALIZED
                                       CONTRACTS TO            IN EXCHANGE   CONTRACTS    APPRECIATION
        SETTLEMENT DATE               DELIVER/RECEIVE             FOR        AT VALUE    (DEPRECIATION)
        ---------------        -----------------------------   -----------   ---------   --------------
   Contracts Purchased:
   3/4/98-3/5/98                    69,524  Pound Sterling     $114,594     $114,540       $   (54)
   3/5/98                           17,008  Singapore Dollar   $ 10,561     $ 10,495       $   (66)
   Contracts Sold:
   3/4/98                          132,344  Pound Sterling     $217,242     $218,036       $  (794)
   3/4/98                      103,541,690  Italian Lira       $ 57,658     $ 57,927       $  (269)
   3/2/98-3/3/98                 6,282,966  Japanese Yen       $ 49,609     $ 49,825       $  (216)
                                                                                           -------
     Net Unrealized Depreciation on Foreign Exchange Contracts                             $(1,399)
                                                                                           =======

     FOREIGN CURRENCY TRANSLATION--The accounting records of International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the

DG INVESTOR SERIES
--------------------------------------------------------------------------------

     trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuers' expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

     Additional information on each restricted security held by International Equity Fund at February 28, 1998 is as follows:

               SECURITY              ACQUISITION DATE   ACQUISITION COST
               --------              ----------------   ----------------
    Japan Tobacco                    8/18/97-2/12/98        $297,751
    Samsung Electronics Co.          11/11/97-12/1/97       $228,600

     USE OF ESTIMATES--The preparation of financial statements in conformity generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

DG INVESTOR SERIES
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                INTERNATIONAL
                                                         EQUITY FUND*            EQUITY FUND
                                                  ---------------------------   -------------
                                                   YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                  FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                                      1998           1997          1998(A)
------------------------------------------------  ------------   ------------   -------------
Shares sold                                         7,924,532      6,852,631      2,623,705
------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                234,089        537,524          1,867
------------------------------------------------
Shares redeemed                                    (6,448,544)    (4,578,933)       (88,124)
------------------------------------------------  ------------   ------------   ------------
  Net change resulting from share transactions      1,710,077      2,811,222      2,537,448
------------------------------------------------  ------------   ------------   ------------


* On March 31, 1997, the Equity Fund acquired a common trust fund managed by an affiliate, Commercial National Bank. The acquisition was a tax-free exchange of 610,052 shares of the Equity Fund valued at $9,998,744.

(a) For the period from August 15, 1997 (date of initial public investment) to February 28, 1998.

                                           OPPORTUNITY FUND              LIMITED TERM FUND
                                      ---------------------------   ---------------------------
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                      FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                          1998           1997           1998           1997
------------------------------------  ------------   ------------   ------------   ------------
Shares sold                             3,050,510      2,464,715      1,021,729      2,953,124
------------------------------------
Shares issued to shareholders in
payment of distributions declared         759,627        234,535        176,304        209,814
------------------------------------
Shares redeemed                        (2,003,613)      (929,615)    (3,839,432)    (3,986,837)
------------------------------------  ------------   -----------    ------------   ------------
  Net change resulting from share
  transactions                          1,806,524      1,769,635     (2,641,399)      (823,899)
------------------------------------  ------------   -----------    ------------   ------------

DG INVESTOR SERIES
--------------------------------------------------------------------------------

                              GOVERNMENT INCOME FUND         MUNICIPAL INCOME FUND
                            ---------------------------   ---------------------------
                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                            FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                1998           1997           1998           1997
--------------------------  ------------   ------------   ------------   ------------
Shares sold                   9,911,035     11,623,519      1,162,205      1,331,086
--------------------------
Shares issued to
shareholders in payment of
distributions declared          561,104        521,253          2,485          3,288
--------------------------
Shares redeemed              (9,367,967)    (5,043,232)    (1,136,101)    (1,083,418)
--------------------------  ------------   ------------   ------------   ------------
  Net change resulting
  from share transactions     1,104,172      7,101,540         28,589        250,956
--------------------------  ------------   ------------   ------------   ------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--ParkSouth Corporation, a subsidiary of Deposit Guaranty National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to the percentage of each Fund's average daily net assets as follows:

                                         INVESTMENT
                                          ADVISORY
     FUND NAME                           FEE PERCENTAGE
     ---------                           ---------------
Equity Fund                                 0.75%
International Equity Fund                   1.00%
Opportunity Fund                            0.95%
Limited Term Fund                           0.60%
Government Income Fund                      0.60%
Municipal Income Fund                       0.60%

ParkSouth Corporation became the Funds' investment adviser on March 1, 1997. Prior to March 1, 1997, Deposit Guaranty National Bank served as the Funds' investment adviser. The advisory fees charged prior to March 1, 1997 were the same as the current fees listed above.

SUB-ADVISORY FEE--Prior to March 1, 1997, under the terms of a sub-advisory agreement between Deposit Guaranty National Bank and the Trust Division of Commercial National Bank, (the "sub-adviser"), the sub-adviser received an annual fee from the Deposit Guaranty National Bank equal to 0.25% of each Fund's average daily net assets. Effective March 1, 1997, Commercial National Bank is no longer the sub-adviser to the Funds.

Lazard Freres Asset Management is a sub-adviser for International Equity Fund. Under the terms of a Sub-Advisory Agreement between ParkSouth Corporation and Lazard Freres Asset Management, the sub-adviser receives an annual fee from the adviser equal to 0.50% of the average daily net assets of the Fund.

Effective July 21, 1997, Womack Asset Management, Inc. (the "WAMI") became the sub-adviser to Opportunity Fund.

For its services under the Sub-Advisory Agreement, WAMI receives a monthly fee based on the average daily net assets of Opportunity Fund under management by WAMI during the preceding month, as described below. The sub-advisory fee shall be the sum of: 0.32% of the average daily net assets up to $50 million; 0.075% of the average daily net assets in excess of $50 million and up to $70 million; and 0.25% of the average daily net assets in excess of $70 million.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Funds will pay FAS up to 0.15% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

17A-7 TRANSACTIONS--During the period ended February 28, 1998, the Equity Fund engaged in a purchase transaction with a common trust fund that has a common investment adviser. This purchase transaction was made at current market value pursuant to Rule 17a-7 under the Act amounting to $9,345,984.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

DG INVESTOR SERIES
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term and converted securities, for the period ended February 28, 1998, were as follows:

FUND                                                                 PURCHASES            SALES
------------------------------------------------------------       ------------       ------------
Equity Fund                                                        $ 59,008,225       $ 34,548,018
------------------------------------------------------------
International Equity Fund                                          $ 26,424,806       $  3,240,464
------------------------------------------------------------
Opportunity Fund                                                   $168,954,497       $163,774,732
------------------------------------------------------------
Limited Term Fund                                                  $ 30,065,321       $ 48,375,914
------------------------------------------------------------
Government Income Fund                                             $ 65,754,038       $ 59,788,619
------------------------------------------------------------
Municipal Income Fund                                              $  3,043,175       $  2,593,755
------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders DG INVESTOR SERIES:

We have audited the statements of assets and liabilities, including the portfolio of investments, of the DG Equity Fund, DG International Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, DG Government Income Fund, and DG Municipal Income Fund (six portfolios within DG Investor Series) as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended February 28, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to gain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights of the DG Investor Series portfolios referred to above present fairly, in all material respects, their financial position as of February 28, 1998, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                              KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
April 10, 1998

TRUSTEES                                       OFFICERS
-------------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Edward C. Gonzales
Nicholas P. Constantakis                 President and Treasurer
William J. Copeland                      J. Christopher Donahue
James E. Dowd                            Executive Vice President
Lawrence D. Ellis, M.D.                  John W. McGonigle
Edward L. Flaherty, Jr.                  Executive Vice President and Secretary
Edward C. Gonzales                       Richard B. Fisher
Peter E. Madden                          Vice President
John E. Murray, Jr.                      Charles L. Davis, Jr.
Wesley W. Posvar                         Vice President and Assistant Treasurer
Marjorie P. Smuts                        Gail Cagney
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.


                                    APPENDIX

A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Equity Fund (the "Fund"), taking into account the original maximum sales charge of 2.00%, is represented by a solid line, and the Fund taking into account the current maximum sales charge of 3.50%, is represented by a dotted line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500. The "x" axis reflects computation periods from 8/1/92 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, taking into account the 2.00% and 3.50% sales charges, as compared to the S&P 500; the ending values were $26,302, $25,899, and $28,359, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (8/1/92) periods ended 2/28/98, which were 34.89%, 19.48%, and 18.60%, respectively.

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG International Equity Fund (the "Fund") is represented by a solid line. The Morgan Stanley Capital Europe, Austrailia, Far East Index ("EAFE") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the EAFE. The "x" axis reflects computation periods from 8/18/97 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the EAFE; the ending values were $10,472 and $9,935, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's cumulative Total Return for the six-month and the since inception (8/18/97) periods ended 2/28/98, which were 8.17% and 4.71%, respectively.

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Opportunity Fund (the "Fund"), taking into account the original maximum sales charge of 2.00%, is represented by a solid line, and the Fund taking into account the current maximum sales charge of 3.50%, is represented by a dotted line. The Russell 2000 Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Russell 2000 Index. The "x" axis reflects computation periods from 1/1/82 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, taking into account the 2.00% and 3.50% sales charges, as compared to the Russell 2000 Index; the ending values were $99,160, $97,643, and $86,293, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, ten-year, and the since inception (1/1/82) periods ended 2/28/98, which were 32.99%, 19.87%, 19.76%, and 15.13%, respectively.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Limited Term Government Income Fund (the "Fund") is represented by a solid line. The Merrill Lynch 1-3 Year Treasury Index (the "ML1-3") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the ML1-3. The "x" axis reflects computation periods from 8/1/92 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% sales charge, as compared to the ML1-3; the ending values were $12,979 and $13,584, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (8/1/92) periods ended 2/28/98, which were 4.02%, 4.43%, and 4.79%, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Government Income Fund (the "Fund") is represented by a solid line. The Lehman Brothers Government/Corporate Total Index (the "LBGCT") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBGCT. The "x" axis reflects computation periods from 8/1/92 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% sales charge, as compared to the LBGCT; the ending values were $13,968 and $14,947, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (8/1/92) periods ended 2/28/98, which were 7.67%, 5.59%, and 6.18%, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. DG Municipal Income Fund (the "Fund") is represented by a solid line. The Lehman Brothers Municipal Bond Index (the "LBMBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBMBI. The "x" axis reflects computation periods from 12/21/92 to 2/28/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% sales charge, as compared to the LBMBI; the ending values were $13,557 and $14,413, respectively. The legend in the lower middle quadrant of the graphic presentation indicates the Fund's Average Annual Total Return for the one-year, five-year, and the since inception (12/21/92) periods ended 2/28/98, which were 5.50%, 5.12%, and 6.04%, respectively.

                               AmeriStar/DG Funds
                      U.S. Treasury Money Market Portfolio
             Pro Forma Combining Statement of Assets and Liabilities
                                    06/30/98
                                   (Unaudited)


                                                AmeriStar               DG                              Pro Forma
                                                US Treasury             Treasury          Pro Forma      Combined
                                                Money Market            Money Market     Adjustments     (Note 1)

ASSETS:

   Investment securities, at amortized cost    $ 168,249,073            $ 312,313,168         ---        $ 480,562,241

   Cash                                             ---                         9,814         ---                9,814
   Income receivable                                927,837                 2,493,221         ---            3,421,058
   Receivable for capital shares issued               3,397                     ---           ---                3,397
   Deferred organization costs                       10,748                     ---           ---               10,748
   Other assets                                      31,377                     ---           ---               31,377
                                              --------------            --------------     ------------    --------------
 Total Assets                                   169,222,432               314,816,203         ---          484,038,635
                                              --------------            --------------     ------------    --------------
LIABILITIES:
   Distributions payable                            653,943                 1,205,465         ---            1,859,408
   Payable for capital shares redeemed                  722                     ---           ---                  722
   Accrued expenses                                 113,619                   161,258         ---              274,877
                                              --------------            --------------     ------------    --------------
 Total Liabilities                                  768,284                 1,366,723         ---            2,135,007
                                              --------------            --------------     ------------    --------------
NET ASSETS:
  Class A Shares                                 82,829,141                 6,268,990         ---           89,098,131
  Trust Shares                                   85,625,007               307,180,490         ---          392,805,497
                                              --------------            --------------     ------------    --------------
                                              $ 168,454,148             $ 313,449,480      $  ---         $481,903,628
                                              --------------            --------------     ------------   --------------
CAPITAL SHARES OUTSTANDING
  Class A Shares                                 82,829,141                 6,268,990         ---           89,098,131
  Trust Shares                                   85,625,007               307,180,490         ---          392,805,497
                                              --------------            --------------     ------------   --------------
                                                168,454,148               313,449,480         ---          481,903,628
                                              ==============            ==============     ============   ==============
 Net Asset Value, Offering Price and
  Redemption Price Per Share
   Class A Shares                                     $1.00                     $1.00                            $1.00
                                              --------------            --------------                    --------------
   Trust Shares                                       $1.00                     $1.00                            $1.00
                                              --------------            --------------                    --------------
COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par        $    168,454              $      ---        $  313,450 (a) $    481,904
  Additional paid-in capital                    168,282,155               313,449,480        (313,450)(a)  481,418,185
  Undistributed net investment income                 3,539                     ---             ---              3,539
                                              --------------            --------------     -------------- --------------
    Net Assets, June 30, 1998                 $ 168,454,148             $ 313,449,480      $    ---       $481,903,628
                                              ==============            ==============     ============== =============

(a)  To adjust DG paid in capital by shares of beneficial interest, at par.


                               AmeriStar/DG Funds
                          Prime Money Market Portfolio
             Pro Forma Combining Statement of Assets and Liabilities
                                    06/30/98
                                   (Unaudited)


                                             AmeriStar                       DG                               Pro Forma
                                               Prime                       Prime             Pro Forma          Combined
                                            Money Market                 Money Market        Adjustments        (Note 1)

ASSETS:
   Investment securities, at amortized cost   $ 163,999,383             $ 216,935,114       $ ---           $ 380,934,497

   Cash                                              ---                          902         ---                     902
   Income receivable                                291,393                    25,670         ---                 317,063
   Receivable for capital shares issued              17,421                     ---           ---                  17,421
   Deferred organization costs                       10,134                    17,532       (17,532)(b)            10,134
   Other assets                                       6,504                     ---           ---                   6,504
                                             --------------             --------------    --------------    --------------
  Total Assets                                  164,324,835               216,979,218       (17,532)(b)       381,286,521
                                             --------------             --------------    --------------    --------------
LIABILITIES:
   Distributions payable                            519,631                   873,316         ---               1,392,947
   Payable for capital shares redeemed               18,738                     ---           ---                  18,738
   Accrued expenses                                  80,939                    98,467         ---                 179,406
                                             --------------             --------------    --------------    --------------
  Total Liabilities                                 619,308                   971,783         ---               1,591,091

NET ASSETS
   Class A Shares                               107,989,421               213,847,361       (17,357)(b)       321,819,425
   Trust Shares                                  55,716,106                 2,160,074          (175)(b)        57,876,005
                                             --------------             --------------    --------------    --------------
                                              $ 163,705,527             $ 216,007,435     $ (17,532)        $ 379,695,430
                                             ==============            ===============    ==============    ==============
CAPITAL SHARES OUTSTANDING
   Class A Shares                               107,991,769               213,847,361       (17,357)(b)       321,821,773
   Trust Shares                                  55,717,185                 2,160,074          (175)(b)        57,877,084
                                             --------------            --------------     --------------    --------------
                                             $  163,708,954             $ 216,007,435     $ (17,532)        $ 379,698,857
                                             ==============            ==============     ==============    ==============
Net Asset Value, Offering Price and
  Redemption Price Per Share
   Class A Shares                                     $1.00                     $1.00                               $1.00
                                             --------------            --------------                       --------------
   Trust Shares                                       $1.00                     $1.00                               $1.00
                                             --------------            --------------                       --------------
COMPOSITION OF NET ASSETS
   Shares of beneficial interest, at par      $     163,709            $        ---      $  215,990 (a)      $    379,699
   Additional paid-in capital                   163,541,682               216,007,435      (233,522)(a)(b)    379,315,595
   Undistributed net investment income                3,563                     ---           ---                   3,563
   Accumulated net realized gains/(loss)
      from investment transactions                   (3,427)                    ---           ---                  (3,427)
                                             --------------            --------------    --------------     --------------
      Net Assets, June 30, 1998              $  163,705,527             $ 216,007,435    $  (17,532)        $ 379,695,430
                                             ==============            ==============    ==============     ==============
   Notes to Pro Forma Financial Statements
(a)  To adjust DG paid in capital by shares of beneficial interest, at par.
(b)  Adjustment to write off the remaining unamortized organizational costs of the DG Prime Money Market fund.


                               AmeriStar/DG Funds
                   Limited Duration U.S. Government Portfolio
             Pro Forma Combining Statement of Assets and Liabilities
                                    06/30/98
                                   (Unaudited)


                                              AmeriStar                        DG                              Pro Forma
                                             Ltd Duration                   Ltd Term          Pro Forma        Combined
                                              US Gov't                     Gov't Income        Adjustments     (Note 1)

ASSETS:
   Investment in securities, at value
   (cost $19,836,627, $29,609,023)          $ 20,110,023                 $ 29,958,436            ---           $ 50,068,459

   Cash                                            ---                            214            ---                    214
   Interest receivable                           214,920                      449,558            ---                664,478
   Receivable for capital shares sold              ---                            176            ---                    176
   Deferred organization costs                     1,349                        ---              ---                  1,349
   Other assets                                    1,041                        ---              ---                  1,041
                                             --------------               --------------     --------------    --------------
 Total Assets                                 20,327,333                   30,408,384            ---             50,735,717
                                             --------------               --------------     --------------    --------------

LIABILITIES:
   Distributions payable                          86,062                        ---              ---                 86,062
   Accrued expenses                               38,509                       25,799            ---                 64,308
                                              --------------               --------------    --------------    --------------
 Total Liabilities                               124,571                       25,799            ---                150,370

NET ASSETS
   Class A Shares                              1,002,476                    1,822,955            ---              2,825,431
   Class B Shares                                153,239                        ---              ---                153,239
   Trust Shares                               19,047,047                   28,559,630            ---             47,606,677
                                            --------------                --------------     --------------     --------------
                                            $ 20,202,762                  $30,382,585        $   ---           $ 50,585,347
                                            ==============                ==============     ==============    ==============
CAPITAL SHARES OUTSTANDING
   Class A Shares                                 98,931                      186,543           (6,587)(b)          278,887
   Class B Shares                                 15,110                        ---              ---                 15,110
   Trust Shares                                1,879,689                    2,922,501         (103,189)(b)        4,699,001
                                            --------------                --------------     --------------    --------------
                                               1,993,730                    3,109,044         (109,776)           4,992,998
                                            ==============                ==============     ==============    ==============
 Net Asset Value
   Class A Shares - redemption price per share    $10.13                        $9.77                                $10.13
                                            --------------                 --------------                      --------------
   Class A Shares - maximum sales charge            3.00%                        2.00%                                 3.00%
                                             --------------                --------------                      --------------
   Class A Shares - POP                           $10.44                        $9.97                                $10.44
                                             =============                  =============                      ==============
   Class B Shares - offering and redemption
      price per share*                            $10.14                                                             $10.14
                                             =============                                                     ==============
   Trust Shares - offering and redemption price
      per share                                    $10.13                                                            $10.13
                                             =============                                                     ==============
COMPOSITION OF NET ASSETS
   Shares of common stock, at par            $      1,994                   $   ---            $ 2,999 (a)      $     4,993
   Additional paid-in capital                  19,932,157                  33,257,291           (2,999)(a)       53,186,449
   Undistributed (distributions in excess of)
       net investment income                       (1,440)                     97,938             ---                96,498
   Accumulated net realized gains/(loss)
       from investment transactions                (3,345)                 (3,322,057)            ---            (3,325,402)
   Net unrealized appreciation of investments     273,396                     349,413             ---               622,809
                                            --------------               --------------       --------------   --------------
       Net Assets, June 30, 1998            $  20,202,762                $ 30,382,585          $  ---          $ 50,585,347
                                            ==============               ==============       ==============   ==============


*    Redemption price per share varies by length of time shares are held.
(a)  To adjust DG paid in capital by shares of beneficial interest, at par.
(b)  Adjustment to convert DG Shares Outstanding to AmeriStar Shares Outstanding based on AmeriStar NAV's.

                               AmeriStar/DG Funds
                          Prime Money Market Portfolio
              Pro Forma Combining Schedule of Portfolio Investments
                                    06/30/98
                                   (Unaudited)


                          Pro Forma                                                          AmeriStar         DG        Pro Forma
                          Combined                                                           Prime           Prime       Combined
   AmeriStar   DG         Principal                                     Maturity             Amortized      Amortized    Amortized
    Prime      Prime      Amount/Shares  Description                    Date        Rate     Cost            Cost        Cost

Bank Notes - 0.8%
$ 3,000,000    $          $  3,000,000 AMEX Centurian                      7/13/98   5.71%*   $ 3,000,635   $            $ 3,000,635

                                                                          Total Bank Notes      3,000,635        ---       3,000,635

Certificates of Deposit - 1.1%
  4,000,000                  4,000,000 CS First Boston                      7/7/98   5.74%*     4,000,000                  4,000,000

                                                         Total Certificates of Deposit          4,000,000       ---        4,000,000

Commercial Paper - 72.6%
                7,000,000    7,000,000 American Express Credit Corp.       7/10/98   5.56%**                 6,990,340     6,990,340
                7,000,000    7,000,000 American General Finance Corp.      9/18/98   5.60%**                 6,915,053     6,915,053
                6,500,000    6,500,000 American Home Products Corp.        8/11/98   5.57%**                 6,459,287     6,459,287
                6,500,000    6,500,000 Amoco Corp.                          8/7/98   5.54%**                 6,463,457     6,463,457
                7,000,000    7,000,000 Associates Corp. of North America   7/13/98   5.53%**                 6,987,260     6,987,260
  5,000,000                  5,000,000 Banca CRT Finance                    7/6/98   5.58%**    4,996,160                  4,996,160
  5,000,000                  5,000,000 Bank One Funding                    7/21/98   5.55%**    4,984,694                  4,984,694
  5,000,000                  5,000,000 Banque et d'Epargne de L'Etat        7/7/98   5.55%**    4,995,417                  4,995,417
  5,000,000                  5,000,000 Bil North America Inc Bank Luxemborg 7/28/98  5.54%**    4,979,375                  4,979,375
  5,000,000                  5,000,000 British Telecommunication PLC        7/1/98   6.05%**    5,000,000                  5,000,000
  5,000,000                  5,000,000 Caisse Centrale                     7/17/98   5.55%**    4,987,778                  4,987,778
  5,000,000                  5,000,000 Check Point Charley, Inc.            7/8/98   5.60%**    4,994,594                  4,994,594
                7,000,000    7,000,000 Chevron Capital USA, Inc.           8/21/98   5.55%**                 6,945,558     6,945,558
                7,000,000    7,000,000 CIT Group Holdings, Inc.            7/29/98   5.56%**                 6,970,164     6,970,164
                7,000,000    7,000,000 Coca-Cola Co.                       9/22/98   5.55%**                 6,911,720     6,911,720
                7,000,000    7,000,000 Commercial Credit Co.                7/8/98   5.56%**                 6,992,514     6,992,514
  5,000,000                  5,000,000 Commonwealth Bank of Australia      7/17/98   5.55%**    4,987,733                  4,987,733
  7,000,000                  7,000,000 Cooperative Tractor A                7/2/98   5.96%**    6,998,844                  6,998,844
                6,500,000    6,500,000 Deere & Co.                         7/17/98   5.56%**                 6,484,082     6,484,082
  5,000,000                  5,000,000 Deutsche Bank                        7/6/98   5.52%**    4,996,201                  4,996,201
                6,000,000    6,000,000 Fluor Corp.                         7/31/98   5.57%**                 5,972,400     5,972,400
  5,000,000                  5,000,000 Ford Motor Co.                       7/2/98   5.68%**    4,999,213                  4,999,213
                6,500,000    6,500,000 Ford Motor Credit Corp.              7/6/98   5.55%**                 6,495,062     6,495,062
                7,500,000    7,500,000 General Electric Capital Corp.      7/23/98   5.56%**                 7,474,883     7,474,883
  5,000,000                  5,000,000 General Motors                       7/3/98   5.67%**    4,999,214                  4,999,214
                7,000,000    7,000,000 General Motors Acceptance Corp.     7/20/98   5.53%**                 6,979,828     6,979,828
                6,000,000    6,000,000 General RE Corp.                    9/10/98   5.57%**                 5,935,035     5,935,035
                7,000,000    7,000,000 Gillette Co.                        8/24/98   5.54%**                 6,942,460     6,942,460
                5,000,000    5,000,000 Great Western Life                   9/8/98   5.66%**                 4,924,186     4,924,186
  5,000,000                  5,000,000 Halifax Building Society             7/4/98   5.69%**    4,999,211                  4,999,211
                7,000,000    7,000,000 Household Finance Corp.              7/2/98   5.55%**                 6,998,927     6,998,927
                7,000,000    7,000,000 IBM Credit Corp.                    8/31/98   5.54%**                 6,935,001     6,935,001
                7,000,000    7,000,000 International Lease Finance Corp.    8/3/98   5.54%**                 6,964,901     6,964,901
  6,900,000                  6,900,000 KFW International Finance            7/5/98   6.10%**    6,898,831                  6,898,831
                3,700,000    3,700,000 Kimberly-Clark Corp.                 8/26/98  5.55%**                 3,668,344     3,668,344
  5,000,000                  5,000,000 Lloyds Bank PLC                      8/14/98  5.51%**    4,966,633                  4,966,633
                7,500,000    7,500,000 Merrill Lynch & Co., Inc.           8/13/98   5.58%**                 7,450,908     7,450,908
  5,000,000                  5,000,000 Norbanken                           7/17/98   5.55%**    4,987,778                  4,987,778
  5,000,000                  5,000,000 PHH Corp.                           7/27/98   5.72%**    4,979,525                  4,979,525
                7,000,000    7,000,000 Procter & Gamble Co.                9/25/98   5.56%**                 6,908,529     6,908,529
                7,000,000    7,000,000 Shell Oil Co.                       7/15/98   5.51%**                 6,985,164     6,985,164
                7,000,000    7,000,000 Smithkline Beecham Corp.            8/18/98   5.56%**                 6,948,573     6,948,573
  5,000,000                  5,000,000 Svenska Handelsbanken                7/6/98   5.53%**    4,996,194                  4,996,194
                6,500,000    6,500,000 Texaco, Inc.                        7/22/98   5.57%**                 6,479,108     6,479,108
  3,000,000                  3,000,000 Thunder Bay                         7/21/98   5.61%**    2,990,733                  2,990,733
                7,000,000    7,000,000 USAA Capital Corp.                   7/1/98   5.53%**                 7,000,000     7,000,000

                                                            Total Commercial Paper             96,738,128  179,182,744   275,920,872
Corporate Obligations - 2.1%                                                                  ------------ ------------  -----------
  4,000,000                  4,000,000 CTN Trust, Series 1, MTN (b)         7/2/98   6.01%*     4,002,398                  4,002,398
  4,000,000                  4,000,000 Merrill Lynch & Co., MTN             7/7/98   5.72%*     4,000,000                  4,000,000

                                                             Total Corporate Obligations        8,002,398     ---          8,002,398
U.S. Government Agencies - 9.1%                                                                -----------
                6,500,000    6,500,000 Federal Home Loan Bank System       7/27/98   5.35%                   6,474,885     6,474,885
  5,000,000                  5,000,000 Federal Home Loan Bank System        7/1/98   5.58%*     4,998,328                  4,998,328
                5,500,000    5,500,000 Federal Home Loan Mortgage Corp.    8/14/98   5.34%                   5,464,103     5,464,103
                5,500,000    5,500,000 Federal National Mortgage Assoc.    8/28/98   5.34%                   5,452,682     5,452,682
  5,000,000                  5,000,000 Federal National Mortgage Assoc.     7/7/98   5.60%*     4,999,516                  4,999,516
  2,000,000                  2,000,000 Federal National Mortgage Assoc.    9/14/98   5.35%*     1,998,680                  1,998,680
  5,000,000                  5,000,000 Student Loan Marketing Assoc.        7/7/98   5.34%*     4,994,244                  4,994,244

                                                             Total  U.S. Government Agencies   16,990,768   17,391,670    34,382,438
                                                                                              ------------ -------------  ----------

Repurchase Agreements - 14.6%
               20,360,700   20,360,700 Cantor Fitzgerald Securities         7/1/98  5.72%                   20,360,700    20,360,700
 35,266,438                 35,266,438 Goldman Sachs                        7/1/98  5.60%      35,266,438                 35,266,438
                                                             Total  Repurchase Agreements      35,266,438   20,360,700    55,627,138
                                                                                              ------------- ------------ -----------

Money Market Deposit Accounts - 0.0%
      1,016                      1,016 Bank of New York                                             1,016                      1,016

                                                             Total Money Market Deposit Account     1,016       ---            1,016
                                                                                                 ----------               ----------

                                   Total Investments (Cost - $380,934,497) (a) - 100.3%      $163,999,383 $216,935,114  $380,934,497
                                                                                            ============= ============  ============


  Percentages indicated are based on net assets of $379,695,430.

   (a) Cost for federal income tax and financial reporting purposes are the same.
   (b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under Securities Act of 1933, as amended.
       These securities have been deemed liquid under guidelines established by the Board of Directors.
   *   Variable rate security.  Rate represents rate in effect at June 30, 1998.  Maturity date reflects the next rate change date.
   **  Yield effective at purchase
       MTN - Medium Term Note
       PLC - Public Limited Company

                               AmeriStar/DG Funds
                   Limited Duration U.S. Government Portfolio
              Pro Forma Combining Schedule of Portfolio Investments
                                    06/30/98
                                   (Unaudited)


                                                                                              AmeriStar      DG
                                 Pro Forma                                                    Ltd. Duration  Ltd Term      Pro Forma
AmeriStar         DG             Combined                                                     US Gov't       Gov't Income  Combined
Ltd. Duration     Ltd Term       Principal                                    Maturity        Market         Market        Market
US Gov't          Gov't Income   Amount/Shares     Description                Date     Rate   Value          Value         Value

Corporate Bonds - 16.4%
  Chemicals -  2.0%
$                $ 1,000,000    $1,000,000 Du Point (E.I.) de Nemours & Co.   9/1/02  6.50%   $            $1,023,100    $ 1,023,100
                                                                                                 ---        1,023,100      1,023,100

Financial Services - 3.0%
                   1,000,000     1,000,000 General Electric Capital Corp.     4/3/01  5.92%                 1,002,290      1,002,290
                     500,000       500,000 International Lease Finance Corp.  6/15/03 6.00%                   499,880        499,880
                                                                                                ---         1,502,170      1,502,170

Health Care - 2.5%
                   1,250,000     1,250,000 Upjohn Co.                         4/15/00 5.88%                 1,253,350      1,253,350
                                                                                                ---         1,253,350      1,253,350

Pharmaceuticals - 2.0%
                    1,000,000    1,000,000 American Home Products Corp.       2/15/00 7.70%                 1,026,080      1,026,080
                                                                                                ---         1,026,080      1,026,080

Utilities - Electric - 6.9%
                     1,500,000   1,500,000 Northern States Power Co.          2/1/99  5.50%                 1,500,405      1,500,405
                     1,000,000   1,000,000 Pacific Gas & Electric Co.         8/1/98  5.38%                 1,000,620      1,000,620
                     1,000,000   1,000,000 Southern California Edison Co.    12/15/98 5.60%                 1,000,840      1,000,840
                                                                                                ---         3,501,865      3,501,865

                                                                        Total  Corporate Bonds  ---         8,306,565      8,306,565


U.S. Government Agencies - 30.3%
Federal Farm Credit Bank - 3.5%
   1,000,000                     1,000,000 Federal Farm Credit Bank           3/23/05 6.15%    999,870                       999,870
     750,000                       750,000 Federal Farm Credit Bank           8/27/07 7.34%    751,305                       751,305
                                                                                             1,751,175        ---          1,751,175

Federal Home Loan Bank - 8.9%
                     2,000,000   2,000,000 Federal Home Loan Bank             7/28/00 5.76%                 1,999,140      1,999,140
                     1,000,000   1,000,000 Federal Home Loan Bank             8/13/01 6.28%                 1,004,370      1,004,370
     750,000                       750,000 Federal Home Loan Bank             8/28/01 6.00%    749,903                       749,903
     750,000                       750,000 Federal Home Loan Bank            12/24/07 6.10%*   755,147                       755,147
                                                                                             1,505,050      3,003,510      4,508,560

Federal Home Loan Mortgage Corp. - 4.0%
                     1,000,000   1,000,000 Federal Home Loan Mortgage Corp.   5/24/01 6.79%                 1,009,300      1,009,300
     500,000                       500,000 Federal Home Loan Mortgage Corp.   9/25/02 6.16%    508,415                       508,415
     500,000                       500,000 Federal Home Loan Mortgage Corp.   9/30/02 6.58%    500,430                       500,430
                                                                                             1,008,845      1,009,300      2,018,145

Federal National Mortgage Assoc. - 5.0%
                     1,000,000   1,000,000 Federal National Mortgage Assoc.  10/20/00 6.05%                 1,003,501      1,003,501
     500,000                       500,000 Federal National Mortgage Assoc.  11/12/02 5.98%    505,105                       505,105
     500,000                       500,000 Federal National Mortgage Assoc.   8/14/07 6.44%    519,500                       519,500
     500,000                       500,000 Federal National Mortgage Assoc.  11/14/07 6.65%    510,170                       510,170
                                                                                             1,534,775      1,003,501      2,538,276

Government National Mortgage Assoc. - 7.7%
                                           Government National Mortgage Assoc.,
      45,466                        45,466      Pool # 152718                12/15/01 9.00%     47,711                        47,711
                                           Government National Mortgage Assoc.,
     152,519                       152,519      Pool # 248038                 2/15/03 9.00%    160,049                       160,049
                                           Government National Mortgage Assoc.,
     604,035                       604,035      Pool # 407408                 5/15/10 7.50%    623,667                       623,667
                                           Government National Mortgage Assoc.,
     846,796                       846,796      Pool # 423984                 8/15/11 7.00%    868,228                       868,228
                                           Government National Mortgage Assoc.,
     871,128                       871,128      Pool # 423914                 8/15/11 7.50%    899,438                       899,438
                                           Government National Mortgage Assoc.,
     696,106                       696,106      Pool # 423923                 9/15/11 7.00%    713,724                       713,724
                                           Government National Mortgage Assoc.,
     558,530                       558,530      Pool # 431451                10/15/11 7.50%    576,682                       576,682
                                                                                             3,889,499        ---          3,889,499

Student Loan Marketing Assoc. - 1.2%

     600,000                       600,000 Student Loan Marketing Assoc.      1/23/01 5.81%    599,826                       599,826
                                                                                               599,826        ---            599,826

                                                            Total U.S. Government Agencies  10,289,170     5,016,311      15,305,481

U.S. Treasury Notes - 46.3%
     250,000                       250,000 U.S. Treasury Note                12/31/98 5.75%    250,545                       250,545
   1,000,000                     1,000,000 U.S. Treasury Note                 8/15/99 6.00%  1,005,500                     1,005,500
     500,000                       500,000 U.S. Treasury Note                 5/15/00 6.38%    507,545                       507,545
     750,000                       750,000 U.S. Treasury Note                 5/31/00 6.25%    759,908                       759,908
   2,500,000                     2,500,000 U.S. Treasury Note                11/15/01 7.50%  2,647,799                     2,647,799
   1,000,000                     1,000,000 U.S. Treasury Note                 5/15/02 7.50%  1,067,370                     1,067,370
     750,000                       750,000 U.S. Treasury Note                 6/30/02 6.25%    768,848                       768,848
   1,250,000                     1,250,000 U.S. Treasury Note                12/31/02 5.63%  1,255,150                     1,255,150
     750,000                       750,000 U.S. Treasury Note                 1/31/03 5.50%    749,348                       749,348
                     4,000,000   4,000,000 U.S. Treasury Note                 7/31/01 6.63%                4,119,560       4,119,560
                     4,000,000   4,000,000 U.S. Treasury Note                10/15/98 7.13%                4,022,680       4,022,680
                     2,000,000   2,000,000 U.S. Treasury Note                10/31/99 7.50%                2,050,200       2,050,200
                     4,000,000   4,000,000 U.S. Treasury Note                11/15/01 7.50%                4,233,920       4,233,920


                                                                 Total U.S. Treasury Notes   9,012,013    14,426,360      23,438,373
Repurchase Agreement - 4.4%
                     2,209,200   2,209,200 Cantor Fitzgerald Securities                                    2,209,200       2,209,200
                                                                Total Repurchase Agreement     ---         2,209,200       2,209,200

Regulated Investment Companies - 1.6%
     807,254                       807,254 AIM Treasury Money Market Fund                      807,255                       807,255
       1,585                         1,585 Dreyfus Prime Money Market Fund                       1,585                         1,585
                                       Total Regulated Investment Companies                    808,840        ---            808,840


                                       Total Investments (Cost - $ 49,445,650) - 99.0%    $ 20,110,023   $29,958,436     $50,068,459
                                                                                          =============  ============    ===========

Percentages indicated are based on net assets of $50,585,347.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
          Unrealized appreciation....................................................................................... $638,943
          Unrealized depreciation.......................................................................................  (16,134)
          Net unrealized appreciation................................................................................... $622,809

 *  Variable rate security.  Rate represents rate in effect at June 30, 1998.


                               AmeriStar/DG Funds
                      U.S. Treasury Money Market Portfolio
              Pro Forma Combining Schedule of Portfolio Investments
                                    06/30/98
                                   (Unaudited)



                                      Pro Forma                                  AmeriStar          DG           Pro Forma
AmeriStar                             Combined                                  US Treasury      Treasury         Combined
  US                    DG            Principal                                  Amortized       Amortized       Amortized
Treasury             Treasury         Amount/Shares         Description             Cost           Cost             Cost
U.S. Treasury Bills - 13.3%

$ 5,000,000          $                $  5,000,000          7/9/98               $ 4,994,967     $               $  4,994,967
                       20,000,000       20,000,000          7/23/98                               19,937,361       19,937,361
                       20,000,000       20,000,000          9/17/98                               19,779,867       19,779,867
                       20,000,000       20,000,000          11/12/98                              19,621,822       19,621,822

                                               Total U.S. Treasury Bills           4,994,967      59,339,050       64,334,017
                                                                                   ----------    ------------      -----------
U.S. Treasury Notes - 40.5%
                       20,000,000       20,000,000          8.25%, 7/15/98                        20,022,241       20,022,241
                       15,000,000       15,000,000          5.25%, 7/31/98                        14,999,556       14,999,556
  5,000,000                              5,000,000          6.25%, 7/31/98         5,002,775                        5,002,775
  5,000,000                              5,000,000          5.88%, 8/15/98         5,001,307                        5,001,307
  5,000,000                              5,000,000          9.25%, 8/15/98         5,023,176                        5,023,176
                       20,000,000       20,000,000          4.75%, 8/31/98                        19,979,165       19,979,165
                       20,000,000       20,000,000          4.75%, 9/30/98                        19,964,623       19,964,623
 10,000,000                             10,000,000          4.75%, 9/30/98         9,983,295                        9,983,295
  5,000,000                              5,000,000          6.00%, 9/30/98         5,006,927                        5,006,927
                       20,000,000       20,000,000          7.13%, 10/15/98                       20,100,065       20,100,065
  5,000,000                              5,000,000          5.88%, 10/31/98        5,005,037                        5,005,037
  5,000,000                              5,000,000          5.50%, 11/15/98        5,000,000                        5,000,000
                       20,000,000       20,000,000          5.13%, 11/30/98                       19,977,381       19,977,381
 15,000,000                             15,000,000          5.75%, 12/31/98       15,028,362                       15,028,362
                       15,000,000       15,000,000          6.38%, 1/15/99                        15,076,987       15,076,987
  5,000,000                              5,000,000          5.88%, 1/31/99         5,010,335                        5,010,335
  5,000,000                              5,000,000          5.00%, 2/15/99         4,984,966                        4,984,966

                                                 Total U.S. Treasury Notes        65,046,180     130,120,018      195,166,198
                                                                                 ------------    ------------    -------------
U.S. Treasury Strips - 1.0%
  5,000,000                              5,000,000          5.69%, 8/15/98         4,965,845                        4,965,845
                                                                                 ------------                    -------------
                                                 Total U.S. Treasury Strips        4,965,845          ---           4,965,845
                                                                                 ------------                    -------------


Repurchase Agreements - 44.9%
                       74,000,000      74,000,000           Cantor Fitzgerald Securities,         74,000,000       74,000,000
                                                            5.72%, 7/1/98
                       48,854,100      48,854,100           State Street Bank & Trust,            48,854,100       48,854,100
                                                            5.68%, 7/1/98
  9,352,090                             9,352,090           Goldman Sachs,         9,352,090                        9,352,090
                                                            5.25%, 7/1/98
 41,944,490                            41,944,490           Merrill Lynch,        41,944,490                       41,944,490
                                                            5.60%, 7/1/98
 41,944,490                            41,944,490           Prudential,           41,944,490                       41,944,490
                                                            5.82%, 7/2/98

                                          Total Repurchase Agreements             93,241,070     122,854,100      216,095,170
                                                                                 -------------  --------------   --------------
Money Market Deposit Accounts - 0.0%
      1,011                                 1,011           Bank of New York           1,011                            1,011

                                          Total Money Market Deposit Account           1,011          ---               1,011
                                                                                --------------                  ----------------
                Total Investments (Cost - $480,562,241) (a)  - 99.7%            $168,249,073    $312,313,168    $ 480,562,241
                                                                                ==============  =============   ================

Percentages indicated are based on net assets of $481,903,628.
(a) Cost for federal income tax and financial reporting purposes are the same.

                               AmeriStar/DG Funds
                      U.S. Treasury Money Market Portfolio
                   Pro Forma Combining Statement of Operations
                                    06/30/98
                                   (Unaudited)


                                    AmeriStar               DG                                      Pro Forma
                                   US Treasury             Treasury                Pro Forma        Combined
                                   Money Market            Money Market            Adjustments      (Note 1)

INVESTMENT INCOME

   Investment Income             $ 10,003,339           $ 16,838,797         $  ---           $ 26,842,136
                               --------------          -------------       --------------    --------------
                                   10,003,339            16,838,797             ---             26,842,136
                               --------------          --------------      --------------    --------------
EXPENSES:
   Advisory fees                      454,532             1,562,048          (781,024)(a)        1,235,556
   Administration fees                181,811               303,003             9,407 (b)          494,221
   Shareholder servicing fees -
    Class A Shares                    201,263               438,751          (423,130)(c)          216,884
   Accounting fees                     64,956                77,268             6,043 (e)          148,267
   Transfer agent fees & expenses      47,062                38,149           (53,251)(g)           31,960
   Directors' fees                      4,597                 4,327            (4,327)(f)            4,597
   Legal fees                          23,796                 2,963            (1,500)(f)           25,259
   Audit fees                          20,052                12,695            (6,500)(f)           26,247
   Custodian fees                      42,064                 7,119            15,439 (d)           64,622
   Organization costs                  13,412                  ---              ---                 13,412
   Registration & filing fees          14,174                52,927           (14,174)(f)           52,927
   Printing costs                      59,549                 7,271            (6,000)(f)           60,820
   Insurance                              594                 3,795             ---                  4,389
   Other expenses                      14,730                 5,034            (3,000)(f)           16,764
                                 --------------        --------------      --------------      --------------
 Total Expenses:                    1,142,592             2,515,350        (1,262,017)           2,395,925
   Less Waivers
   Advisory fees                        ---                (624,819)          624,819 (a)            ---
   Administration fees                  ---                  ---                ---                  ---
   12B-1 fees                           ---                  ---                ---                  ---
                                 --------------        --------------      --------------      --------------
Net Expenses:                       1,142,592             1,890,531          (637,198)           2,395,925
                                 --------------        --------------      --------------      --------------
                                 --------------        --------------      --------------      --------------
Net Investment Income               8,860,747            14,948,266           637,198           24,446,211
                                 --------------        --------------      --------------      --------------
Net Increase in Net Assets       --------------        --------------      --------------      --------------
     resulting from Operations:  $  8,860,747         $  14,948,266        $  637,198         $ 24,446,211
                                 ==============       ===============     ===============     ================

Notes to Pro Forma Financial Statements
   (a) Adjustment to reflect the AmeriStar contractual fee structure for Advisory fees (0.25% of net assets).
   (b) Adjustment to reflect the AmeriStar contractual fee structure for Administration fees (0.10% of net assets).
   (c) Adjustment to reflect the AmeriStar contractual fee structure for Shareholder Servicing fees (0.25% of Class A net assets).
   (d) Adjustment to reflect the AmeriStar contractual fee structure on Custodian fees (0.02% on first $50M, 0.01% thereafter + OOP fees).
   (e) Adjustment to reflect the AmeriStar contractual fee structure for Accounting fees (0.03% of net assets + OOP fees).
   (f) Reduction reflects expected savings when the two funds merge.
   (g) Adjustment to reflect the AmeriStar contractual fee structure for Transfer Agency ($12,500/yr/class for 2 classes + OOP fees).


                               AmeriStar/DG Funds
                          Prime Money Market Portfolio
                   Pro Forma Combining Statement of Operations
                                    06/30/98
                                   (Unaudited)

                                   AmeriStar                DG                                  Pro Forma
                                     Prime                 Prime             Pro Forma          Combined
                                   Money Market          Money Market       Adjustments         (Note 1)

INVESTMENT INCOME
   Investment Income              $ 5,519,959           $ 10,511,644        $   ---            $ 16,031,603
                                  --------------        --------------      --------------    --------------
                                    5,519,959             10,511,644            ---              16,031,603
                                  --------------        --------------      --------------    --------------
EXPENSES:
   Advisory fees                      242,678                930,944         (465,471)(a)           708,151
   Administration fees                 97,070                180,598            5,591 (b)           283,259
   12B-1 fees                            ---                 465,472         (465,472)(c)             ---
   Shareholder servicing fees -
     Class A Shares                   138,187                  ---            460,818 (d)           599,005
   Accounting fees                     61,902                 49,054          (25,978)(f)            84,978
   Transfer agent fees & expenses      61,485                 27,218          (56,623)(h)            32,080
   Directors' fees                      7,286                    568             (568)(g)             7,286
   Custodian fees                      26,597                  6,182           12,547 (e)            45,326
   Legal fees                          12,214                    202            ---                  12,416
   Audit fees                          21,740                  1,955            ---                  23,695
   Organization costs                  12,911                   ---             ---                  12,911
   Registration & filing fees          10,663                 54,248          (10,663)(g)            54,248
   Printing costs                      27,029                  9,202           (7,000)(g)            29,231
   Insurance                            4,493                  3,918            ---                   8,411
   Other expenses                       ---                    2,776            ---                   2,776
                                 --------------         --------------      --------------     --------------
 Total Expenses:                      724,255              1,732,337         (552,819)            1,903,773
   Less Waivers:
   Investment Advisory fees             ---                 (372,377)         372,377(a)              ---
   Administration fees                  ---                 (111,714)         111,714(b)              ---
                                 --------------         --------------      --------------     --------------
 Net Expenses:                       724,255               1,248,246          (68,728)            1,903,773
                                 --------------         --------------      --------------     --------------
                                 --------------         --------------      --------------     --------------
 Net Investment Income             4,795,704               9,263,398           68,728            14,127,830
                                 --------------         --------------      --------------     --------------
                                 --------------         --------------      --------------     --------------
 Net Realized Gain (Loss)             (2,389)               ---                 ---                  (2,389)
                                 --------------         --------------      --------------     --------------

 Net Increase in Net Assets      --------------         --------------      --------------     --------------
    resulting from Operations:   $ 4,793,315            $  9,263,398        $  68,728          $ 14,125,441
                                 ===============        ==============      ==============     ==============

 Notes to Pro Forma Financial Statements
    (a) Adjustment to reflect the AmeriStar contractual fee structure for Advisory fees (0.25% of net assets).
    (b) Adjustment to reflect the AmeriStar contractual fee structure for Administration fees (0.10% of net assets).
    (c) Adjustment to reflect the AmeriStar contractual fee structure for 12b-1 fees (0.00% of net assets).
    (d) Adjustment to reflect the AmeriStar contractual fee structure for Shareholder Servicing fees (0.25% of net assets).
    (e) Adjustment to reflect the AmeriStar contractual fee structure on Custodian fees (0.02% on first $50M, 0.01% thereafter + OOP fees).
    (f) Adjustment to reflect the AmeriStar contractual fee structure for Accounting fees (0.03% of net assets + OOP fees).
    (g) Reduction reflects expected savings when the two funds merge.
    (h) Adjustment to reflect the AmeriStar contractual fee structure for Transfer Agency ($12,500/yr/class for 3 classes + OOP fees).

                               AmeriStar/DG Funds
                   Limited Duration U.S. Government Portfolio
                   Pro Forma Combining Statement of Operations
                                    06/30/98
                                   (Unaudited)


                                           AmeriStar              DG                                Pro Forma
                                         Ltd Duration           Ltd Term           Pro Forma         Combined
                                          US Gov't             Gov't Income       Adjustments        (Note 1)

INVESTMENT INCOME
   Investment Income                    $  1,254,486         $   4,187,705         $ ---           $  5,442,191
                                        --------------
                                           1,254,486             4,187,705           ---              5,442,191
                                        --------------       --------------       --------------    --------------
EXPENSES:
   Advisory fees                              99,457                410,982        (68,487)(a)          441,952
   Administration fees                        29,837                 88,876         13,873 (b)          132,586
   Shareholder servicing fees                   ---                  92,347        (92,347)(d)            ---
   Shareholder servicing fees -
     Class B Shares                               60                   ---             ---                   60
   Distribution fees - Class A Shares         14,503                   ---          51,730 (c)           66,233
   Distribution fees - Class B Shares            178                   ---             ---                 178
   Accounting fees                            55,814                 41,608        (52,905)(e)          44,517
   Transfer agent fees & expenses             28,184                 31,049        (12,493)(g)          46,740
   Directors' fees                               977                  2,024         (2,024)(f)             977
   Custodian fees                             10,141                 (1,343)        12,241 (h)          21,039
   Legal fees                                 10,500                  2,835         (1,500)(f)          11,835
   Audit fees                                 13,326                 12,806         (6,000)(f)          20,132
   Organization costs                          1,157                   ---            ---                1,157
   Registration & filing fees                  8,772                 13,132         (8,772)(f)          13,132
   Printing costs                              5,794                  5,615         (4,000)(f)           7,409
   Insurance                                     518                  2,855            ---               3,373
   Other expenses                                ---                  3,893            ---               3,893
                                        --------------          --------------   --------------      --------------
 Total Expenses:                             279,218                706,679       (170,684)             815,213
   Less Waivers:
   Advisory fees                             (45,858)             (102,745)         (7,075)(a)         (155,678)
   Administration fees                       (21,881)                 ---          (75,347)(b)          (97,228)
   Distribution Fees - Class A Shares        (12,652)                 ---          (44,101)(c)          (56,753)
                                        --------------          --------------   --------------      --------------
 Net Expenses:                               198,827               603,934        (297,207)             505,554
                                        --------------          --------------   --------------      --------------

 Net Investment Income                     1,055,659             3,583,771         297,207            4,936,637
                                        --------------          --------------   --------------      --------------

 Realized and Unrealized Gain/Losses
    on Investments:
   Net realized gains (losses)                (1,541)              292,742            ---               291,201
   Change in unrealized appreciation         250,759               149,277            ---               400,036
 Net Realized and Unrealized Gain
    on Investments                           249,218               442,019            ---               691,237

 Net Increase in Net Assets
     resulting from Operations:        $   1,304,877           $ 4,025,790        $297,207          $ 5,627,874


Notes to Pro Forma Financial Statements
    (a) Adjustment to reflect the AmeriStar contractual fee structure for Advisory fees (0.50% of net assets).
    (b) Adjustment to reflect the AmeriStar contractual fee structure for Administration fees (0.15% of net assets).
    (c) Adjustment to reflect the AmeriStar contractual fee structure for 12B-1 fees (0.25% of Class A net assets).
    (d) Adjustment to reflect the AmeriStar contractual fee structure for Shareholder Services fees (0.25% of Class B net assets).
    (e) Adjustment to reflect the AmeriStar contractual fee structure for Accounting fees (0.03% of net assets + OOP fees).
    (f) Reduction reflects expected savings when the two funds merge.
    (g) Adjustment to reflect the AmeriStar contractual fee structure for Transfer Agency ($12,500/yr/class for 3 classes + OOP fees).
    (h) Adjustment to reflect the AmeriStar contractual fee structure on Custodian fees (0.02% on first $50M, 0.01% thereafter + OOP fees).

                        THE INFINITY MUTUAL FUNDS, INC.
                         AMERISTAR PORTFOLIOS/DG FUNDS

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (Unaudited)
                                   ---------

1.   BASIS OF COMBINATION:

     The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of three investment portfolios offered by The Infinity Mutual Funds, Inc. (the "Company"): AmeriStar Prime Money Market Portfolio, AmeriStar U.S. Treasury Money Market Portfolio and AmeriStar Limited Duration U.S. Government Portfolio (the "AmeriStar Portfolios") and three investment portfolios offered by DG Investor Series: DG Prime Money Market Fund, DG Treasury Money Market Fund and DG Limited Term Government Income Fund (the "DG Funds"), (collectively, the "Funds") as if the proposed reorganization occurred as of and for the year ended June 30, 1998. These statements have been derived from books and records utilized in calculating daily net asset value at June 30, 1998.

     The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the applicable DG Funds will become the assets and liabilities of the corresponding AmeriStar Portfolio: DG Prime Money Market Fund assets and liabilities will be transferred to AmeriStar Prime Money Market Portfolio, DG Treasury Money Market Fund assets and liabilities will be transferred to AmeriStar U.S. Treasury Money Market Portfolio and DG Limited Term Government Income Fund assets and liabilities will be transferred to AmeriStar Limited Duration U.S. Government Portfolio. In exchange for the transfer of assets and liabilities, the Company will issue to the DG Funds full and fractional shares of the corresponding AmeriStar Portfolios, and the DG Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the AmeriStar Portfolios so issued will be equal in value to the full and fractional shares of the DG Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of DG Funds will attach to the AmeriStar Portfolios and may thereafter be enforced against the AmeriStar Portfolios to the same extent as if the AmeriStar Portfolios had incurred them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the AmeriStar Portfolios, of the assets of the DG Funds will be the fair market value of such assets on the Closing Date of the Reorganization. The AmeriStar Portfolios will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the AmeriStar Portfolios of the assets of the DG Funds received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the AmeriStar Portfolios in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the AmeriStar Portfolios shares issued, and such costs. For accounting purposes, the AmeriStar Portfolios are the surviving portfolios of this Reorganization. The pro forma statements reflect the combined results of operations of the DG Funds and the AmeriStar Portfolios. However, should such Reorganization be effected, the statements of operations of the AmeriStar Portfolios will not be restated for pre-combination period results of the corresponding DG Funds.

                         THE INFINITY MUTUAL FUNDS, INC.
                          AMERISTAR PORTFOLIOS/DG FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------

     The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

     The AmeriStar Portfolios and the DG Funds are each separate portfolios of The Infinity Mutual Funds, Inc. and DG Investor Series, respectively, which are registered as open-end management companies under the Investment Company Act of 1940. The investment objective of AmeriStar Prime Money Market Portfolio and DG Prime Money Market Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The investment objective of AmeriStar U.S. Treasury Money Market Portfolio and DG Treasury Money Market Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The investment objective of AmeriStar Limited Duration U.S. Government Portfolio and DG Limited Term Government Income Fund is to provide investors with high current income without incurring undue risk.

     EXPENSES

     First American National Bank ("First American") serves as the AmeriStar Portfolios' investment advisor. Barnett Capital Advisors, Inc. served as the sub-investment advisor with respect to the AmeriStar Prime Money Market Portfolio until January 30, 1998 when the agreement was terminated and First American assumed the day-to-day management of the AmeriStar Prime Money Market Portfolio's investments. BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator, distributor, and mutual fund accountant for the AmeriStar Portfolios. BISYS Fund Services Ohio ("BISYS Ohio") serves as the transfer and dividend disbursing agent for the AmeriStar Portfolios. BISYS and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

                         THE INFINITY MUTUAL FUNDS, INC.
                          AMERISTAR PORTFOLIOS/DG FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------

DG FUNDS:

The DG Funds issue one class of shares, which have rights and privileges analogous to those of the AmeriStar Portfolio's Class A Shares.

Under the terms of the investment advisory agreement between DG Investor Series and ParkSouth Corporation (the Advisor), the Advisor is entitled to receive fees computed at the annual rate of 0.50% for the Prime and Treasury Money Market Funds and 0.60% for the Limited Term Government Income Fund. Such fees are accrued daily and paid monthly. For the year ended June 30, 1998, total investment advisory fees incurred by the DG Funds were as follows:

                                    TOTAL FEES                 FEES WAIVED

Prime Money Market                    930,944                     372,377
Treasury Money Market               1,562,048                     624,819
Limited Term Government Income        410,982                     102,745

AMERISTAR PORTFOLIOS:


     The Prime and U.S. Treasury Money Market Portfolios issue two classes of shares: Class A Shares and Trust Shares. The Limited Duration U.S. Government Portfolio issues two classes of shares: Class A Shares and Class B Shares. On the Closing Date of the Reorganization, the Limited Duration U.S. Government Portfolio will commence offering of Trust Shares. For pro forma purposes, the Combining Pro Forma Statement of Assets and Liabilities and Statement of Operations include Trust Share operations for the period presented. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A Shares are subject to an initial sales charge upon purchase. Class B Shares are subject to a contingent deferred sales change (CDSC) upon redemption.

                         THE INFINITY MUTUAL FUNDS, INC.
                          AMERISTAR PORTFOLIOS/DG FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------

Under the terms of the investment advisory agreement, First American is entitled to receive fees computed at the annual rate of 0.25% for the Prime and U.S. Treasury Money Market Portfolios and 0.50% of Limited Duration U.S. Government Portfolio. Such fees are accrued daily and paid monthly. For the year ended June 30, 1998, total investment advisory fees incurred by the AmeriStar Portfolios were as follows:

                                        TOTAL FEES             FEES WAIVED

Prime Money Market                        708,151                   -
U.S. Treasury Money Market              1,235,556                   -
Limited Duration U.S. Government          820,454                 133,279

Under the terms of the administration agreement BISYS' fees are computed, at the annual rate of 0.10% of net assets of the Prime and U.S. Treasury Money Market Portfolios, and at 0.15% of net assets of the Limited Duration U.S. Government Portfolio. For the year ended June 30, 1998, the administration fees incurred by the AmeriStar Portfolios were as follows:

                                        TOTAL FEES

Prime Money Market                        283,259
U.S. Treasury Money Market                494,221
Limited Duration U.S. Government          246,138

PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the DG Funds were included in the AmeriStar Portfolios for the year ended June 30, 1998. Investment advisory, administration, 12b-1, shareholder service, accounting and custodian fees in the pro forma combined column are calculated at the rates in effect for the AmeriStar Portfolios based upon the combined net assets of the corresponding DG Funds and the AmeriStar Portfolios. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

                         THE INFINITY MUTUAL FUNDS, INC.
                          AMERISTAR PORTFOLIOS/DG FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------

     The pro forma schedules of portfolio investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at June 30, 1998.

2.  PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME:

     The AmeriStar Prime and U.S. Treasury Money Market Portfolios' securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

     The AmeriStar Limited Duration U.S. Government Portfolio's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board of Directors. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased more than 60 days to maturity, at their market value each day until the 61st day prior to maturity, and there after assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

     Security transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. Dividend income is recorded on the ex-dividend date.

3.  CAPITAL SHARES:

     The pro forma net asset values per share assume the issuance of shares of the AmeriStar Portfolios which would have occurred at June 30, 1998 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

                         THE INFINITY MUTUAL FUNDS, INC.
                          AMERISTAR PORTFOLIOS/DG FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     -------

-------------------------------------------------------------------------------

                             Shares            Additional
                           Outstanding           Shares        Pro Forma
                           at June 30,1998     Assumed in         Shares
                             (000's)              the          at June 30, 1998
                                              Reorganization      (000's)
                                                (000's)
-------------------------------------------------------------------------------
Prime Money Market          163,709            215,990           379,699
-------------------------------------------------------------------------------
U.S. Treasury Money Market  168,454            313,450           481,904
-------------------------------------------------------------------------------
Limited Duration U.S.
Government                    1,994              2,999             4,993
-------------------------------------------------------------------------------

                         THE INFINITY MUTUAL FUNDS, INC.
                                     PART C

                                OTHER INFORMATION


ITEM 15.  INDEMNIFICATION.

                  The response to this item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, filed on April 30, 1998.

ITEM 16.          EXHIBITS.

          (1)(a) Registrant's Charter is incorporated by reference to Exhibit (1) of Post-Effective Nos. 3, 26, and 36 to the Registration Statement on Form N-1A, filed on June 22, 1990, April 30, 1996, and March 31, 1998, respectively.

          (2) Registrant's Bylaws are incorporated by reference to Exhibit (2) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

          (3)              Not Applicable.

          *(4)             Form of Agreement and Plan of Reorganization.

          (5)              Not Applicable.

          (6)(a)           Investment Advisory Agreement with First American
                           National Bank.

          (6)(b) Sub-Investment Advisory Agreement between First American National Bank and Lazard Asset Management.

          (6)(c) Sub-Investment Advisory Agreement between First American National Bank and Womack Asset Management, Inc.

          (7)(a) Distribution Agreement with BISYS Fund Services Limited Partnership.

          (7)(b)           Forms of Shareholder Services Plan Agreements.

          (7)(c)           Forms of Distribution Plan Agreements.

          (8)              Not Applicable.

          (9)(a) Custody Agreement with The Bank of New York is incorporated by reference to Exhibit (8)(a) of Pre-Effective Amendment No. 3 to the Registration
                            Statement on Form N-1A, filed on June 22, 1990.

          (9)(b) Form of Foreign Sub-Custodian Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1994.

         (10)              Distribution Plan.

         (11) Opinion and consent of Registrant's counsel regarding the legality of the securities being registered is incorporated by reference to
                           Exhibit 10 of  Registrant's Registration
                           Statement on Form N-1A and to Registrant's
                           Rule 24f-2 Notices prior to amendment of Rule 24f-2.

         (12) Opinion and consent of Stroock & Stroock & Lavan LLP regarding tax matters.

         (13)(a) Administration Agreement with BISYS Fund Services Limited Partnership.

         (13)(b)           Shareholder Services Plan.

         (13)(c)           Rule 18f-3 Plan for Registrant's Non-Money Market
                           Portfolios.

         (13)(d)           Rule 18f-3 Plan for Registrant's Money Market
                           Portfolios.

         (14)              Consent of Independent Auditors.

         (15)              Not Applicable.

       **(16)              Powers of Attorney.

      ***(17)(a)           Form of Proxy.

         (17)(b)           Registrant's Preliminary Prospectus and
                           Prospectus.

         (17)(c)           DG Funds' Prospectuses.

------------------
*        Filed herewith as Exhibit C to the Prospectus/Proxy
         Statement.

**       Incorporated by reference to the signature page hereto.

***      Filed herewith as part of the Prospectus/Proxy
         Statement.

ITEM 17.          UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of
                  this   registration statement by any person or party
                  who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

                  As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, State of New York, on the 18th day of September, 1998.

                                     The Infinity Mutual Funds, Inc.

                                     (Registrant)


                                     By: /S/WILLIAM B. BLUNDIN
                                         ------------------------
                                         William B. Blundin
                                         President and Chairman
                                         of the Board

                  Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Jeffrey C. Cusick, Rodney Ruehle and Robert L. Tuch, and each of them, with full power to act without the other, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/S/WILLIAM B. BLUNDIN       President and Chairman          September 18, 1998
----------------------      of the Board (Principal
William B. Blundin          Executive Officer)


/S/GARY R. TENKMAN          Treasurer (Principal            September 18, 1998
----------------------      Financial and
Gary R. Tenkman             Accounting Officer)


/S/NORMA A. COLDWELL        Director                        September 18, 1998
---------------------
Norma A. Coldwell


/S/RICHARD H. FRANCIS       Director                        September 18, 1998
---------------------
Richard H. Francis


/S/WILLIAM W. MCINNES       Director                        September 18, 1998
---------------------
William W. McInnes

/S/ROBERT A. ROBINSON      Director                         September 18, 1998
----------------------
Robert A. Robinson

                         THE INFINITY MUTUAL FUNDS, INC.

                    Registration Statement on Form N-14 under

                           the Securities Act of 1933


                     --------------------------------------
                                    EXHIBITS
                     --------------------------------------

                                INDEX TO EXHIBITS

                                                                         PAGE

(6)(a)              Investment Advisory Agreement with
                    First American National Bank............................

(6)(b)              Sub-Investment Advisory Agreement
                    between First American National Bank
                    and Lazard Asset Management.............................

(6)(c)              Sub-Investment Advisory Agreement
                    between First American National Bank
                    and Womack Asset Management, Inc........................

(7)(a)              Distribution Agreement with BISYS
                    Fund Services Limited Partnership.......................

(7)(b)              Forms of Shareholder Services Plan
                    Agreements..............................................

(7)(c)              Forms of Distribution Plan
                    Agreements..............................................

(10)                Distribution Plan.......................................

(12)                Opinion and consent of Stroock &
                    Stroock & Lavan LLP regarding tax
                    matters.................................................

(13)(a)             Administration Agreement with BISYS
                    Fund Services Limited Partnership.......................

(13)(b)             Shareholder Services Plan...............................

(13)(c)             Rule 18f-3 Plan for Registrant's
                    Non-Money Market Portfolios.............................

(13)(d)             Rule 18f-3 Plan for Registrant's
                    Money Market Portfolios.................................

(14)                Consent of Independent Auditors.........................

(17)(b)             Registrant's Preliminary Prospectus
                    and Prospectus..........................................

(17)(c)             DG Funds' Prospectuses..................................